UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2010

Item 1. Reports to Stockholders

Fidelity®
Corporate Bond
Fund

Annual Report

August 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 4, 2010 to August 31, 2010). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value August 31, 2010	Expenses Paid During Period
Class A	.74%
Actual		$ 1,000.00	$ 1,057.80	$ 2.50 B
Hypothetical A		$ 1,000.00	$ 1,021.48	$ 3.77 C
Class T	.68%
Actual		$ 1,000.00	$ 1,057.10	$ 2.30 B
Hypothetical A		$ 1,000.00	$ 1,021.78	$ 3.47 C
Class C	1.45%
Actual		$ 1,000.00	$ 1,054.60	$ 4.90 B
Hypothetical A		$ 1,000.00	$ 1,017.90	$ 7.38 C
Corporate Bond	.44%
Actual		$ 1,000.00	$ 1,058.80	$ 1.49 B
Hypothetical A		$ 1,000.00	$ 1,022.99	$ 2.24 C
Institutional Class	.42%
Actual		$ 1,000.00	$ 1,058.90	$ 1.42 B
Hypothetical A		$ 1,000.00	$ 1,023.09	$ 2.14 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 120/365 (to reflect the period May 4, 2010 to August 31, 2010).

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of August 31, 2010
U.S. Government and U.S. Government Agency Obligations 13.0%
AAA 0.1%
AA 7.1%
A 25.5%
BBB 49.8%
BB and Below 5.4%
Short-Term Investments and Net Other Assets† (0.9)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of August 31, 2010

Years	10.8

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of August 31, 2010

Years	6.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2010*
Corporate Bonds 86.0%
U.S. Government and U.S. Government Agency Obligations 13.0%
Municipal Bonds 1.5%
Other Investments 0.4%
Short-Term Investments and Net Other Assets† (0.9)%

* Foreign investments	13.7%
* Futures and swaps	0.8%
† Short-term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2010

Showing Percentage of Net Assets

Nonconvertible Bonds - 40.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.3%
Auto Components - 1.0%
DaimlerChrysler NA Holding Corp. 5.875% 3/15/11	$ 1,250,000	$ 1,283,676
Household Durables - 0.4%
Fortune Brands, Inc.:
5.125% 1/15/11	380,000	385,653
5.375% 1/15/16	100,000	109,002
		494,655
Media - 4.0%
Comcast Corp.:
5.7% 5/15/18	500,000	569,531
6.4% 3/1/40	493,000	563,328
Discovery Communications LLC 6.35% 6/1/40	221,000	250,456
NBC Universal, Inc. 6.4% 4/30/40 (a)	100,000	112,286
News America, Inc. 6.9% 8/15/39	600,000	720,952
Time Warner Cable, Inc. 6.75% 7/1/18	100,000	119,402
Time Warner, Inc.:
3.15% 7/15/15	2,100,000	2,158,643
6.2% 3/15/40	600,000	661,436
Viacom, Inc. 6.125% 10/5/17	100,000	117,282
		5,273,316
Multiline Retail - 0.1%
Nordstrom, Inc. 4.75% 5/1/20	40,000	42,680
Target Corp. 3.875% 7/15/20	76,000	79,718
		122,398
Specialty Retail - 0.8%
Home Depot, Inc. 5.875% 12/16/36	500,000	535,296
Lowe's Companies, Inc. 5.8% 4/15/40	500,000	582,976
		1,118,272
TOTAL CONSUMER DISCRETIONARY		8,292,317
CONSUMER STAPLES - 1.6%
Food & Staples Retailing - 0.3%
Wal-Mart Stores, Inc. 5.625% 4/1/40	343,000	398,889
Food Products - 0.4%
Kraft Foods, Inc.:
6.125% 2/1/18	100,000	117,024
6.5% 2/9/40	350,000	416,377
		533,401
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - 0.9%
Altria Group, Inc.:
4.125% 9/11/15	$ 530,000	$ 562,395
8.5% 11/10/13	76,000	90,494
Philip Morris International, Inc. 5.65% 5/16/18	400,000	465,926
		1,118,815
TOTAL CONSUMER STAPLES		2,051,105
ENERGY - 5.1%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc. 5.125% 9/15/40	500,000	524,044
DCP Midstream LLC 5.35% 3/15/20 (a)	100,000	107,945
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	525,000	560,673
Halliburton Co. 7.45% 9/15/39	1,000,000	1,350,184
Noble Holding International Ltd.:
3.45% 8/1/15	330,000	341,522
6.2% 8/1/40	470,000	527,348
Pride International, Inc. 6.875% 8/15/20	90,000	94,275
		3,505,991
Oil, Gas & Consumable Fuels - 2.4%
Anadarko Petroleum Corp.:
5.95% 9/15/16	305,000	302,216
6.375% 9/15/17	41,000	40,570
Apache Corp. 5.1% 9/1/40	100,000	103,443
El Paso Natural Gas Co. 5.95% 4/15/17	450,000	497,136
Kinder Morgan Energy Partners LP 6.55% 9/15/40	2,000	2,237
Midcontinent Express Pipel LLC 5.45% 9/15/14 (a)	330,000	351,576
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	200,000	214,375
6.875% 1/20/40	115,000	126,213
Plains All American Pipeline LP/PAA Finance Corp. 3.95% 9/15/15	450,000	469,158
Talisman Energy, Inc. 5.85% 2/1/37	670,000	701,945
TransCanada PipeLines Ltd. 6.1% 6/1/40	250,000	287,401
Williams Partners LP 3.8% 2/15/15	100,000	104,642
		3,200,912
TOTAL ENERGY		6,706,903
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 17.7%
Capital Markets - 2.0%
Goldman Sachs Group, Inc.:
3.7% 8/1/15	$ 29,000	$ 29,358
5.375% 3/15/20	200,000	206,570
6.75% 10/1/37	325,000	332,750
Merrill Lynch & Co., Inc. 7.75% 5/14/38	450,000	514,917
Morgan Stanley:
4% 7/24/15	330,000	331,531
4.1% 1/26/15	100,000	102,051
5.5% 1/26/20	100,000	101,338
Royal Bank of Scotland PLC 3.4% 8/23/13	500,000	506,395
UBS AG Stamford Branch 2.25% 8/12/13	510,000	512,365
		2,637,275
Commercial Banks - 6.3%
Comerica Capital Trust II 6.576% 2/20/37 (c)	1,091,000	1,014,630
Discover Bank 7% 4/15/20	650,000	695,388
Fifth Third Bancorp 8.25% 3/1/38	1,140,000	1,359,009
HSBC Holdings PLC 6.5% 9/15/37	100,000	115,544
JPMorgan Chase Bank 6% 10/1/17	2,542,000	2,867,737
KeyBank NA 7% 2/1/11	594,000	607,464
Marshall & Ilsley Bank 5% 1/17/17	14,000	13,279
Regions Financial Corp. 7% 3/1/11	630,000	636,909
SunTrust Bank 6.375% 4/1/11	462,000	475,580
SunTrust Capital VIII 6.1% 12/15/36 (c)	500,000	425,000
		8,210,540
Consumer Finance - 0.5%
General Electric Capital Corp.:
5.875% 1/14/38	150,000	154,661
5.9% 5/13/14	430,000	486,221
		640,882
Diversified Financial Services - 3.8%
BP Capital Markets PLC 3.625% 5/8/14	260,000	258,033
Capital One Capital V 10.25% 8/15/39	978,000	1,056,240
Capital One Capital VI 8.875% 5/15/40	100,000	105,250
Citigroup, Inc.:
5.375% 8/9/20	950,000	959,494
6.5% 8/19/13	200,000	218,734
6.875% 3/5/38	325,000	352,874
8.5% 5/22/19	100,000	122,356
JPMorgan Chase & Co. 6.3% 4/23/19	150,000	172,499
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
TECO Finance, Inc. 5.15% 3/15/20	$ 100,000	$ 109,255
Textron Financial Corp. 5.125% 11/1/10	1,547,000	1,553,330
Whirlpool Corp. 8% 5/1/12	92,000	100,445
		5,008,510
Insurance - 1.8%
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (a)	150,000	213,577
MetLife, Inc.:
2.375% 2/6/14	500,000	502,115
5.875% 2/6/41	100,000	109,390
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (a)	600,000	708,886
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	150,000	193,398
Unum Group 7.625% 3/1/11	678,000	698,651
		2,426,017
Real Estate Investment Trusts - 0.9%
Developers Diversified Realty Corp. 7.5% 4/1/17	100,000	100,681
Equity One, Inc. 6.25% 12/15/14	100,000	107,113
Federal Realty Investment Trust 5.95% 8/15/14	100,000	111,098
HRPT Properties Trust 1.1371% 3/16/11 (c)	810,000	807,279
		1,126,171
Real Estate Management & Development - 1.8%
Brandywine Operating Partnership LP 5.75% 4/1/12	100,000	103,309
Duke Realty LP 5.4% 8/15/14	101,000	106,489
ERP Operating LP:
4.75% 7/15/20	100,000	104,677
6.625% 3/15/12	100,000	107,452
Liberty Property LP 5.125% 3/2/15	102,000	107,797
Mack-Cali Realty LP 7.75% 2/15/11	646,000	661,577
Tanger Properties LP 6.125% 6/1/20	1,100,000	1,210,496
		2,401,797
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp. 5.65% 5/1/18	125,000	129,977
First Niagara Financial Group, Inc. 6.75% 3/19/20	573,000	629,008
		758,985
TOTAL FINANCIALS		23,210,177
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
WellPoint, Inc. 5.8% 8/15/40	$ 286,000	$ 306,436
INDUSTRIALS - 0.1%
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 5.75% 5/1/40	100,000	112,704
INFORMATION TECHNOLOGY - 0.6%
Office Electronics - 0.3%
Xerox Corp. 4.25% 2/15/15	330,000	351,508
Software - 0.3%
Oracle Corp. 5.375% 7/15/40 (a)	333,000	362,081
TOTAL INFORMATION TECHNOLOGY		713,589
MATERIALS - 1.7%
Chemicals - 0.1%
Dow Chemical Co. 7.6% 5/15/14	80,000	93,267
Metals & Mining - 1.6%
Anglo American Capital PLC 9.375% 4/8/14 (a)	1,315,000	1,599,478
ArcelorMittal SA 3.75% 8/5/15	490,000	485,946
		2,085,424
TOTAL MATERIALS		2,178,691
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.:
2.5% 8/15/15	400,000	404,357
5.8% 2/15/19	150,000	176,921
6.3% 1/15/38	924,000	1,060,284
CenturyTel, Inc. 7.6% 9/15/39	50,000	48,715
Telecom Italia Capital SA 0.9456% 2/1/11 (c)	1,350,000	1,345,703
Telefonica Emisiones SAU 5.134% 4/27/20	100,000	107,803
Verizon Communications, Inc. 6.4% 2/15/38	643,000	753,526
		3,897,309
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV 6.125% 3/30/40	$ 150,000	$ 170,037
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	330,000	356,533
		526,570
TOTAL TELECOMMUNICATION SERVICES		4,423,879
UTILITIES - 3.5%
Electric Utilities - 2.1%
Commonwealth Edison Co. 4% 8/1/20	500,000	527,898
FirstEnergy Corp. 7.375% 11/15/31	400,000	443,612
Nevada Power Co. 6.65% 4/1/36	500,000	607,976
Progress Energy, Inc. 6% 12/1/39	500,000	572,557
Tampa Electric Co. 6.55% 5/15/36	500,000	601,106
		2,753,149
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	100,000	111,372
Exelon Generation Co. LLC 6.25% 10/1/39	500,000	559,975
		671,347
Multi-Utilities - 0.9%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	550,000	628,449
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	146,000	177,649
NiSource Finance Corp. 6.15% 3/1/13	320,000	351,171
San Diego Gas & Electric Co. 4.5% 8/15/40	57,000	57,704
		1,214,973
TOTAL UTILITIES		4,639,469
TOTAL NONCONVERTIBLE BONDS (Cost $50,481,530)		52,635,270
U.S. Treasury Obligations - 7.0%

U.S. Treasury Bonds 4.375% 5/15/40 (b)	4,687,000	5,414,199
U.S. Treasury Notes 2.625% 8/15/20 (b)	3,755,000	3,801,902
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,080,571)		9,216,101
Municipal Securities - 1.1%
	Principal Amount	Value
California Gen. Oblig. 7.55% 4/1/39	$ 200,000	$ 227,184
Muni. Elec. Auth. of Georgia (Plant Vogtle Units 3&4 Proj.) Series 2010 A, 6.655% 4/1/57	1,190,000	1,240,456
TOTAL MUNICIPAL SECURITIES (Cost $1,362,710)		1,467,640
Foreign Government and Government Agency Obligations - 0.2%

Brazilian Federative Republic 4.875% 1/22/21	100,000	107,250
United Mexican States 5.125% 1/15/20	100,000	108,500
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $205,141)		215,750
Fixed-Income Funds - 53.5%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (d) (Cost $68,304,621)	642,533	70,145,328
Cash Equivalents - 3.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.25%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) # (Cost $3,905,000)	$ 3,905,027	3,905,000
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $133,339,573)		137,585,089
NET OTHER ASSETS (LIABILITIES) - (5.0)%		(6,523,235)
NET ASSETS - 100%		$ 131,061,854
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,649,227 or 2.8% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,905,000 due 9/01/10 at 0.25%
Banc of America Securities LLC	$ 304,021
Bank of America NA	456,336
Barclays Capital, Inc.	912,673
Goldman, Sachs & Co.	152,112
Merrill Lynch Government Securities, Inc.	273,802
Mizuho Securities USA, Inc.	1,216,897
Morgan Stanley & Co., Inc.	589,159
$ 3,905,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 684,127
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ -	$ 75,810,200	$ 7,481,227	$ 70,145,328	3.4%
Total	$ -	$ 75,810,200	$ 7,481,227	$ 70,145,328
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 52,635,270	$ -	$ 52,635,270	$ -
U.S. Government and Government Agency Obligations	9,216,101	-	9,216,101	-
Municipal Securities	1,467,640	-	1,467,640	-
Foreign Government and Government Agency Obligations	215,750	-	215,750	-
Fixed-Income Funds	70,145,328	70,145,328	-	-
Cash Equivalents	3,905,000	-	3,905,000	-
Total Investments in Securities:	$ 137,585,089	$ 70,145,328	$ 67,439,761	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.3%
United Kingdom	3.3%
Luxembourg	2.5%
Canada	2.2%
Cayman Islands	2.1%
Others (Individually Less Than 1%)	3.6%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $3,905,000) - See accompanying schedule: Unaffiliated issuers (cost $65,034,952)	$ 67,439,761
Fidelity Central Funds (cost $68,304,621)	70,145,328
Total Investments (cost $133,339,573)		$ 137,585,089
Cash		957
Receivable for investments sold		2,913,674
Receivable for fund shares sold		1,091,455
Interest receivable		883,691
Distributions receivable from Fidelity Central Funds		256,827
Total assets		142,731,693

Liabilities
Payable for investments purchased Regular delivery	$ 6,155,623
Delayed delivery	5,321,171
Payable for fund shares redeemed	109,316
Distributions payable	41,737
Accrued management fee	33,162
Distribution and service plan fees payable	1,223
Other affiliated payables	7,607
Total liabilities		11,669,839

Net Assets		$ 131,061,854
Net Assets consist of:
Paid in capital		$ 126,451,682
Undistributed net investment income		44,163
Accumulated undistributed net realized gain (loss) on investments		320,493
Net unrealized appreciation (depreciation) on investments		4,245,516
Net Assets		$ 131,061,854

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,082,564 ÷ 295,122 shares)	$ 10.45

Maximum offering price per share (100/96.00 of $10.45)	$ 10.89
Class T: Net Asset Value and redemption price per share ($1,025,745 ÷ 98,205 shares)	$ 10.44

Maximum offering price per share (100/96.00 of $10.44)	$ 10.88
Class C: Net Asset Value and offering price per share ($668,353 ÷ 63,991 shares) A	$ 10.44

Corporate Bond: Net Asset Value, offering price and redemption price per share ($124,879,488 ÷ 11,955,806 shares)	$ 10.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,405,704 ÷ 134,581 shares)	$ 10.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	For the period May 4, 2010 (commencement of operations) to August 31, 2010

Investment Income
Interest		$ 394,013
Income from Fidelity Central Funds		684,127
Total income		1,078,140

Expenses
Management fee	$ 80,161
Transfer agent fees	21,358
Distribution and service plan fees	6,139
Independent trustees' compensation	45
Total expenses before reductions	107,703
Expense reductions	(10)	107,693
Net investment income		970,447
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	376,742
Fidelity Central Funds	(24,352)
Total net realized gain (loss)		352,390
Change in net unrealized appreciation (depreciation) on investment securities		4,245,516
Net gain (loss)		4,597,906
Net increase (decrease) in net assets resulting from operations		$ 5,568,353

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period May 4, 2010 (commencement of operations) to August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 970,447
Net realized gain (loss)	352,390
Change in net unrealized appreciation (depreciation)	4,245,516
Net increase (decrease) in net assets resulting from operations	5,568,353
Distributions to shareholders from net investment income	(958,181)
Share transactions - net increase (decrease)	126,451,682
Total increase (decrease) in net assets	131,061,854

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $44,163)	$ 131,061,854

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended August 31,	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income E	.128
Net realized and unrealized gain (loss)	.446
Total from investment operations	.574
Distributions from net investment income	(.124)
Net asset value, end of period	$ 10.45
Total Return B,C,D	5.78%
Ratios to Average Net Assets F, I
Expenses before reductions	.74% A
Expenses net of fee waivers, if any	.74% A
Expenses net of all reductions	.74% A
Net investment income	3.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,083
Portfolio turnover rate G	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended August 31,	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income E	.131
Net realized and unrealized gain (loss)	.436
Total from investment operations	.567
Distributions from net investment income	(.127)
Net asset value, end of period	$ 10.44
Total Return B,C,D	5.71%
Ratios to Average Net Assets F, I
Expenses before reductions	.68% A
Expenses net of fee waivers, if any	.68% A
Expenses net of all reductions	.68% A
Net investment income	3.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,026
Portfolio turnover rate G	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended August 31,	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income E	.106
Net realized and unrealized gain (loss)	.437
Total from investment operations	.543
Distributions from net investment income	(.103)
Net asset value, end of period	$ 10.44
Total Return B,C,D	5.46%
Ratios to Average Net Assets F, I
Expenses before reductions	1.45% A
Expenses net of fee waivers, if any	1.45% A
Expenses net of all reductions	1.45% A
Net investment income	3.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 668
Portfolio turnover rate G	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Corporate Bond

Year ended August 31,	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.137
Net realized and unrealized gain (loss)	.447
Total from investment operations	.584
Distributions from net investment income	(.134)
Net asset value, end of period	$ 10.45
Total Return B,C	5.88%
Ratios to Average Net Assets E, H
Expenses before reductions	.44% A
Expenses net of fee waivers, if any	.44% A
Expenses net of all reductions	.44% A
Net investment income	4.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 124,879
Portfolio turnover rate F	67% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended August 31,	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.140
Net realized and unrealized gain (loss)	.445
Total from investment operations	.585
Distributions from net investment income	(.135)
Net asset value, end of period	$ 10.45
Total Return B,C	5.89%
Ratios to Average Net Assets E, H
Expenses before reductions	.42% A
Expenses net of fee waivers, if any	.42% A
Expenses net of all reductions	.42% A
Net investment income	4.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,406
Portfolio turnover rate F	67% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2010

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Corporate Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

August 31, 2010, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships (including allocations from Fidelity Central Funds) and losses deffered due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,153,654
Gross unrealized depreciation	(19,687)
Net unrealized appreciation (depreciation)	$ 4,133,967

Tax Cost	$ 133,451,122

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 443,827
Undistributed long-term capital gain	$ 32,376
Net unrealized appreciation (depreciation)	$ 4,133,967

The tax character of distributions paid was as follows:

August 31, 2010
Ordinary Income	$ 958,181

Annual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities,(including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $123,948,095 and $12,135,280, respectively.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as transfer agent and distribution and service plan fees, and interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 2,233	$ 564
Class T	-%	.25%	968	463
Class C	.75%	.25%	2,938	1,987
			$ 6,139	$ 3,014

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 1% for Class C, .75% for certain purchases of Class A shares (1.00 to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,302.14
Class T	326.08
Class C	314.11
Corporate Bond	19,065.09
Institutional Class	351.07
	$ 21,358

* Annualized

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $10.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Year ended August 31,	2010 A
From net investment income
Class A	$ 34,654
Class T	15,067
Class C	8,948
Corporate Bond	879,782
Institutional Class	19,730
Total	$ 958,181

A For the period May 4, 2010 (commencement of operations) to August 31, 2010.

Annual Report

Notes to Financial Statements - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
Year ended August 31,	2010 A	2010 A
Class A
Shares sold	419,766	$ 4,210,047
Reinvestment of distributions	917	9,298
Shares redeemed	(125,561)	(1,260,334)
Net increase (decrease)	295,122	$ 2,959,011
Class T
Shares sold	225,745	$ 2,263,959
Reinvestment of distributions	1,303	13,242
Shares redeemed	(128,843)	(1,293,969)
Net increase (decrease)	98,205	$ 983,232
Class C
Shares sold	163,695	$ 1,646,522
Reinvestment of distributions	753	7,616
Shares redeemed	(100,457)	(1,007,582)
Net increase (decrease)	63,991	$ 646,556
Corporate Bond
Shares sold	13,027,028	$ 131,371,513
Reinvestment of distributions	77,870	800,920
Shares redeemed	(1,149,092)	(11,644,820)
Net increase (decrease)	11,955,806	$ 120,527,613
Institutional Class
Shares sold	260,141	$ 2,605,174
Reinvestment of distributions	1,566	15,969
Shares redeemed	(127,126)	(1,285,873)
Net increase (decrease)	134,581	$ 1,335,270

A For the period May 4, 2010 (commencement of operations) to August 31, 2010.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Corporate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Corporate Bond Fund (a fund of Fidelity Fixed-Income Trust) at August 31, 2010, the results of its operations for the period indicated, the changes in its net assets for the period indicated and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Corporate Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 21, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-
2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-
2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-
present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-
present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009), and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-
present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-
2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-
present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-
present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Corporate Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Corporate Bond	10/11/10	10/08/10	$0.035

The fund designates $958,181 of distributions paid during the period January 1, 2010 to August 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2010, $32,376, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond Fund

On March 18, 2010, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board considered the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel.

Shareholder and Administrative Services. The Board considered the nature, quality, cost, and extent of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment Performance. Fidelity Corporate Bond Fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven corporate bond selection, which the Board is familiar with through its supervision of other Fidelity funds that invest in such securities.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and the projected total operating expenses of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Annual Report

Based on its review, the Board concluded that the fund's management fee and the projected total expenses of each class of the fund were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the Fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

CBD-UANN-1010
1.907003.100

(Fidelity Investment logo)(registered trademark)

Fidelity AdvisorSM
Corporate Bond
Fund - Class A, Class T and Class C

Annual Report

August 31, 2010

Class A, Class T and
Class C are classes of
Fidelity® Corporate Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 4, 2010 to August 31, 2010). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value August 31, 2010	Expenses Paid During Period
Class A	.74%
Actual		$ 1,000.00	$ 1,057.80	$ 2.50 B
Hypothetical A		$ 1,000.00	$ 1,021.48	$ 3.77 C
Class T	.68%
Actual		$ 1,000.00	$ 1,057.10	$ 2.30 B
Hypothetical A		$ 1,000.00	$ 1,021.78	$ 3.47 C
Class C	1.45%
Actual		$ 1,000.00	$ 1,054.60	$ 4.90 B
Hypothetical A		$ 1,000.00	$ 1,017.90	$ 7.38 C
Corporate Bond	.44%
Actual		$ 1,000.00	$ 1,058.80	$ 1.49 B
Hypothetical A		$ 1,000.00	$ 1,022.99	$ 2.24 C
Institutional Class	.42%
Actual		$ 1,000.00	$ 1,058.90	$ 1.42 B
Hypothetical A		$ 1,000.00	$ 1,023.09	$ 2.14 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 120/365 (to reflect the period May 4, 2010 to August 31, 2010).

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of August 31, 2010
U.S. Government and U.S. Government Agency Obligations 13.0%
AAA 0.1%
AA 7.1%
A 25.5%
BBB 49.8%
BB and Below 5.4%
Short-Term Investments and Net Other Assets† (0.9)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of August 31, 2010

Years	10.8

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of August 31, 2010

Years	6.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2010*
Corporate Bonds 86.0%
U.S. Government and U.S. Government Agency Obligations 13.0%
Municipal Bonds 1.5%
Other Investments 0.4%
Short-Term Investments and Net Other Assets† (0.9)%

* Foreign investments	13.7%
* Futures and swaps	0.8%
† Short-term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2010

Showing Percentage of Net Assets

Nonconvertible Bonds - 40.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.3%
Auto Components - 1.0%
DaimlerChrysler NA Holding Corp. 5.875% 3/15/11	$ 1,250,000	$ 1,283,676
Household Durables - 0.4%
Fortune Brands, Inc.:
5.125% 1/15/11	380,000	385,653
5.375% 1/15/16	100,000	109,002
		494,655
Media - 4.0%
Comcast Corp.:
5.7% 5/15/18	500,000	569,531
6.4% 3/1/40	493,000	563,328
Discovery Communications LLC 6.35% 6/1/40	221,000	250,456
NBC Universal, Inc. 6.4% 4/30/40 (a)	100,000	112,286
News America, Inc. 6.9% 8/15/39	600,000	720,952
Time Warner Cable, Inc. 6.75% 7/1/18	100,000	119,402
Time Warner, Inc.:
3.15% 7/15/15	2,100,000	2,158,643
6.2% 3/15/40	600,000	661,436
Viacom, Inc. 6.125% 10/5/17	100,000	117,282
		5,273,316
Multiline Retail - 0.1%
Nordstrom, Inc. 4.75% 5/1/20	40,000	42,680
Target Corp. 3.875% 7/15/20	76,000	79,718
		122,398
Specialty Retail - 0.8%
Home Depot, Inc. 5.875% 12/16/36	500,000	535,296
Lowe's Companies, Inc. 5.8% 4/15/40	500,000	582,976
		1,118,272
TOTAL CONSUMER DISCRETIONARY		8,292,317
CONSUMER STAPLES - 1.6%
Food & Staples Retailing - 0.3%
Wal-Mart Stores, Inc. 5.625% 4/1/40	343,000	398,889
Food Products - 0.4%
Kraft Foods, Inc.:
6.125% 2/1/18	100,000	117,024
6.5% 2/9/40	350,000	416,377
		533,401
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - 0.9%
Altria Group, Inc.:
4.125% 9/11/15	$ 530,000	$ 562,395
8.5% 11/10/13	76,000	90,494
Philip Morris International, Inc. 5.65% 5/16/18	400,000	465,926
		1,118,815
TOTAL CONSUMER STAPLES		2,051,105
ENERGY - 5.1%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc. 5.125% 9/15/40	500,000	524,044
DCP Midstream LLC 5.35% 3/15/20 (a)	100,000	107,945
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	525,000	560,673
Halliburton Co. 7.45% 9/15/39	1,000,000	1,350,184
Noble Holding International Ltd.:
3.45% 8/1/15	330,000	341,522
6.2% 8/1/40	470,000	527,348
Pride International, Inc. 6.875% 8/15/20	90,000	94,275
		3,505,991
Oil, Gas & Consumable Fuels - 2.4%
Anadarko Petroleum Corp.:
5.95% 9/15/16	305,000	302,216
6.375% 9/15/17	41,000	40,570
Apache Corp. 5.1% 9/1/40	100,000	103,443
El Paso Natural Gas Co. 5.95% 4/15/17	450,000	497,136
Kinder Morgan Energy Partners LP 6.55% 9/15/40	2,000	2,237
Midcontinent Express Pipel LLC 5.45% 9/15/14 (a)	330,000	351,576
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	200,000	214,375
6.875% 1/20/40	115,000	126,213
Plains All American Pipeline LP/PAA Finance Corp. 3.95% 9/15/15	450,000	469,158
Talisman Energy, Inc. 5.85% 2/1/37	670,000	701,945
TransCanada PipeLines Ltd. 6.1% 6/1/40	250,000	287,401
Williams Partners LP 3.8% 2/15/15	100,000	104,642
		3,200,912
TOTAL ENERGY		6,706,903
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 17.7%
Capital Markets - 2.0%
Goldman Sachs Group, Inc.:
3.7% 8/1/15	$ 29,000	$ 29,358
5.375% 3/15/20	200,000	206,570
6.75% 10/1/37	325,000	332,750
Merrill Lynch & Co., Inc. 7.75% 5/14/38	450,000	514,917
Morgan Stanley:
4% 7/24/15	330,000	331,531
4.1% 1/26/15	100,000	102,051
5.5% 1/26/20	100,000	101,338
Royal Bank of Scotland PLC 3.4% 8/23/13	500,000	506,395
UBS AG Stamford Branch 2.25% 8/12/13	510,000	512,365
		2,637,275
Commercial Banks - 6.3%
Comerica Capital Trust II 6.576% 2/20/37 (c)	1,091,000	1,014,630
Discover Bank 7% 4/15/20	650,000	695,388
Fifth Third Bancorp 8.25% 3/1/38	1,140,000	1,359,009
HSBC Holdings PLC 6.5% 9/15/37	100,000	115,544
JPMorgan Chase Bank 6% 10/1/17	2,542,000	2,867,737
KeyBank NA 7% 2/1/11	594,000	607,464
Marshall & Ilsley Bank 5% 1/17/17	14,000	13,279
Regions Financial Corp. 7% 3/1/11	630,000	636,909
SunTrust Bank 6.375% 4/1/11	462,000	475,580
SunTrust Capital VIII 6.1% 12/15/36 (c)	500,000	425,000
		8,210,540
Consumer Finance - 0.5%
General Electric Capital Corp.:
5.875% 1/14/38	150,000	154,661
5.9% 5/13/14	430,000	486,221
		640,882
Diversified Financial Services - 3.8%
BP Capital Markets PLC 3.625% 5/8/14	260,000	258,033
Capital One Capital V 10.25% 8/15/39	978,000	1,056,240
Capital One Capital VI 8.875% 5/15/40	100,000	105,250
Citigroup, Inc.:
5.375% 8/9/20	950,000	959,494
6.5% 8/19/13	200,000	218,734
6.875% 3/5/38	325,000	352,874
8.5% 5/22/19	100,000	122,356
JPMorgan Chase & Co. 6.3% 4/23/19	150,000	172,499
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
TECO Finance, Inc. 5.15% 3/15/20	$ 100,000	$ 109,255
Textron Financial Corp. 5.125% 11/1/10	1,547,000	1,553,330
Whirlpool Corp. 8% 5/1/12	92,000	100,445
		5,008,510
Insurance - 1.8%
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (a)	150,000	213,577
MetLife, Inc.:
2.375% 2/6/14	500,000	502,115
5.875% 2/6/41	100,000	109,390
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (a)	600,000	708,886
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	150,000	193,398
Unum Group 7.625% 3/1/11	678,000	698,651
		2,426,017
Real Estate Investment Trusts - 0.9%
Developers Diversified Realty Corp. 7.5% 4/1/17	100,000	100,681
Equity One, Inc. 6.25% 12/15/14	100,000	107,113
Federal Realty Investment Trust 5.95% 8/15/14	100,000	111,098
HRPT Properties Trust 1.1371% 3/16/11 (c)	810,000	807,279
		1,126,171
Real Estate Management & Development - 1.8%
Brandywine Operating Partnership LP 5.75% 4/1/12	100,000	103,309
Duke Realty LP 5.4% 8/15/14	101,000	106,489
ERP Operating LP:
4.75% 7/15/20	100,000	104,677
6.625% 3/15/12	100,000	107,452
Liberty Property LP 5.125% 3/2/15	102,000	107,797
Mack-Cali Realty LP 7.75% 2/15/11	646,000	661,577
Tanger Properties LP 6.125% 6/1/20	1,100,000	1,210,496
		2,401,797
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp. 5.65% 5/1/18	125,000	129,977
First Niagara Financial Group, Inc. 6.75% 3/19/20	573,000	629,008
		758,985
TOTAL FINANCIALS		23,210,177
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
WellPoint, Inc. 5.8% 8/15/40	$ 286,000	$ 306,436
INDUSTRIALS - 0.1%
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 5.75% 5/1/40	100,000	112,704
INFORMATION TECHNOLOGY - 0.6%
Office Electronics - 0.3%
Xerox Corp. 4.25% 2/15/15	330,000	351,508
Software - 0.3%
Oracle Corp. 5.375% 7/15/40 (a)	333,000	362,081
TOTAL INFORMATION TECHNOLOGY		713,589
MATERIALS - 1.7%
Chemicals - 0.1%
Dow Chemical Co. 7.6% 5/15/14	80,000	93,267
Metals & Mining - 1.6%
Anglo American Capital PLC 9.375% 4/8/14 (a)	1,315,000	1,599,478
ArcelorMittal SA 3.75% 8/5/15	490,000	485,946
		2,085,424
TOTAL MATERIALS		2,178,691
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.:
2.5% 8/15/15	400,000	404,357
5.8% 2/15/19	150,000	176,921
6.3% 1/15/38	924,000	1,060,284
CenturyTel, Inc. 7.6% 9/15/39	50,000	48,715
Telecom Italia Capital SA 0.9456% 2/1/11 (c)	1,350,000	1,345,703
Telefonica Emisiones SAU 5.134% 4/27/20	100,000	107,803
Verizon Communications, Inc. 6.4% 2/15/38	643,000	753,526
		3,897,309
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV 6.125% 3/30/40	$ 150,000	$ 170,037
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	330,000	356,533
		526,570
TOTAL TELECOMMUNICATION SERVICES		4,423,879
UTILITIES - 3.5%
Electric Utilities - 2.1%
Commonwealth Edison Co. 4% 8/1/20	500,000	527,898
FirstEnergy Corp. 7.375% 11/15/31	400,000	443,612
Nevada Power Co. 6.65% 4/1/36	500,000	607,976
Progress Energy, Inc. 6% 12/1/39	500,000	572,557
Tampa Electric Co. 6.55% 5/15/36	500,000	601,106
		2,753,149
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	100,000	111,372
Exelon Generation Co. LLC 6.25% 10/1/39	500,000	559,975
		671,347
Multi-Utilities - 0.9%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	550,000	628,449
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	146,000	177,649
NiSource Finance Corp. 6.15% 3/1/13	320,000	351,171
San Diego Gas & Electric Co. 4.5% 8/15/40	57,000	57,704
		1,214,973
TOTAL UTILITIES		4,639,469
TOTAL NONCONVERTIBLE BONDS (Cost $50,481,530)		52,635,270
U.S. Treasury Obligations - 7.0%

U.S. Treasury Bonds 4.375% 5/15/40 (b)	4,687,000	5,414,199
U.S. Treasury Notes 2.625% 8/15/20 (b)	3,755,000	3,801,902
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,080,571)		9,216,101
Municipal Securities - 1.1%
	Principal Amount	Value
California Gen. Oblig. 7.55% 4/1/39	$ 200,000	$ 227,184
Muni. Elec. Auth. of Georgia (Plant Vogtle Units 3&4 Proj.) Series 2010 A, 6.655% 4/1/57	1,190,000	1,240,456
TOTAL MUNICIPAL SECURITIES (Cost $1,362,710)		1,467,640
Foreign Government and Government Agency Obligations - 0.2%

Brazilian Federative Republic 4.875% 1/22/21	100,000	107,250
United Mexican States 5.125% 1/15/20	100,000	108,500
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $205,141)		215,750
Fixed-Income Funds - 53.5%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (d) (Cost $68,304,621)	642,533	70,145,328
Cash Equivalents - 3.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.25%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) # (Cost $3,905,000)	$ 3,905,027	3,905,000
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $133,339,573)		137,585,089
NET OTHER ASSETS (LIABILITIES) - (5.0)%		(6,523,235)
NET ASSETS - 100%		$ 131,061,854
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,649,227 or 2.8% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,905,000 due 9/01/10 at 0.25%
Banc of America Securities LLC	$ 304,021
Bank of America NA	456,336
Barclays Capital, Inc.	912,673
Goldman, Sachs & Co.	152,112
Merrill Lynch Government Securities, Inc.	273,802
Mizuho Securities USA, Inc.	1,216,897
Morgan Stanley & Co., Inc.	589,159
$ 3,905,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 684,127
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ -	$ 75,810,200	$ 7,481,227	$ 70,145,328	3.4%
Total	$ -	$ 75,810,200	$ 7,481,227	$ 70,145,328
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 52,635,270	$ -	$ 52,635,270	$ -
U.S. Government and Government Agency Obligations	9,216,101	-	9,216,101	-
Municipal Securities	1,467,640	-	1,467,640	-
Foreign Government and Government Agency Obligations	215,750	-	215,750	-
Fixed-Income Funds	70,145,328	70,145,328	-	-
Cash Equivalents	3,905,000	-	3,905,000	-
Total Investments in Securities:	$ 137,585,089	$ 70,145,328	$ 67,439,761	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.3%
United Kingdom	3.3%
Luxembourg	2.5%
Canada	2.2%
Cayman Islands	2.1%
Others (Individually Less Than 1%)	3.6%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $3,905,000) - See accompanying schedule: Unaffiliated issuers (cost $65,034,952)	$ 67,439,761
Fidelity Central Funds (cost $68,304,621)	70,145,328
Total Investments (cost $133,339,573)		$ 137,585,089
Cash		957
Receivable for investments sold		2,913,674
Receivable for fund shares sold		1,091,455
Interest receivable		883,691
Distributions receivable from Fidelity Central Funds		256,827
Total assets		142,731,693

Liabilities
Payable for investments purchased Regular delivery	$ 6,155,623
Delayed delivery	5,321,171
Payable for fund shares redeemed	109,316
Distributions payable	41,737
Accrued management fee	33,162
Distribution and service plan fees payable	1,223
Other affiliated payables	7,607
Total liabilities		11,669,839

Net Assets		$ 131,061,854
Net Assets consist of:
Paid in capital		$ 126,451,682
Undistributed net investment income		44,163
Accumulated undistributed net realized gain (loss) on investments		320,493
Net unrealized appreciation (depreciation) on investments		4,245,516
Net Assets		$ 131,061,854

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,082,564 ÷ 295,122 shares)	$ 10.45

Maximum offering price per share (100/96.00 of $10.45)	$ 10.89
Class T: Net Asset Value and redemption price per share ($1,025,745 ÷ 98,205 shares)	$ 10.44

Maximum offering price per share (100/96.00 of $10.44)	$ 10.88
Class C: Net Asset Value and offering price per share ($668,353 ÷ 63,991 shares) A	$ 10.44

Corporate Bond: Net Asset Value, offering price and redemption price per share ($124,879,488 ÷ 11,955,806 shares)	$ 10.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,405,704 ÷ 134,581 shares)	$ 10.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	For the period May 4, 2010 (commencement of operations) to August 31, 2010

Investment Income
Interest		$ 394,013
Income from Fidelity Central Funds		684,127
Total income		1,078,140

Expenses
Management fee	$ 80,161
Transfer agent fees	21,358
Distribution and service plan fees	6,139
Independent trustees' compensation	45
Total expenses before reductions	107,703
Expense reductions	(10)	107,693
Net investment income		970,447
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	376,742
Fidelity Central Funds	(24,352)
Total net realized gain (loss)		352,390
Change in net unrealized appreciation (depreciation) on investment securities		4,245,516
Net gain (loss)		4,597,906
Net increase (decrease) in net assets resulting from operations		$ 5,568,353

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period May 4, 2010 (commencement of operations) to August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 970,447
Net realized gain (loss)	352,390
Change in net unrealized appreciation (depreciation)	4,245,516
Net increase (decrease) in net assets resulting from operations	5,568,353
Distributions to shareholders from net investment income	(958,181)
Share transactions - net increase (decrease)	126,451,682
Total increase (decrease) in net assets	131,061,854

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $44,163)	$ 131,061,854

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended August 31,	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income E	.128
Net realized and unrealized gain (loss)	.446
Total from investment operations	.574
Distributions from net investment income	(.124)
Net asset value, end of period	$ 10.45
Total Return B,C,D	5.78%
Ratios to Average Net Assets F, I
Expenses before reductions	.74% A
Expenses net of fee waivers, if any	.74% A
Expenses net of all reductions	.74% A
Net investment income	3.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,083
Portfolio turnover rate G	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended August 31,	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income E	.131
Net realized and unrealized gain (loss)	.436
Total from investment operations	.567
Distributions from net investment income	(.127)
Net asset value, end of period	$ 10.44
Total Return B,C,D	5.71%
Ratios to Average Net Assets F, I
Expenses before reductions	.68% A
Expenses net of fee waivers, if any	.68% A
Expenses net of all reductions	.68% A
Net investment income	3.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,026
Portfolio turnover rate G	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended August 31,	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income E	.106
Net realized and unrealized gain (loss)	.437
Total from investment operations	.543
Distributions from net investment income	(.103)
Net asset value, end of period	$ 10.44
Total Return B,C,D	5.46%
Ratios to Average Net Assets F, I
Expenses before reductions	1.45% A
Expenses net of fee waivers, if any	1.45% A
Expenses net of all reductions	1.45% A
Net investment income	3.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 668
Portfolio turnover rate G	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Corporate Bond

Year ended August 31,	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.137
Net realized and unrealized gain (loss)	.447
Total from investment operations	.584
Distributions from net investment income	(.134)
Net asset value, end of period	$ 10.45
Total Return B,C	5.88%
Ratios to Average Net Assets E, H
Expenses before reductions	.44% A
Expenses net of fee waivers, if any	.44% A
Expenses net of all reductions	.44% A
Net investment income	4.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 124,879
Portfolio turnover rate F	67% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended August 31,	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.140
Net realized and unrealized gain (loss)	.445
Total from investment operations	.585
Distributions from net investment income	(.135)
Net asset value, end of period	$ 10.45
Total Return B,C	5.89%
Ratios to Average Net Assets E, H
Expenses before reductions	.42% A
Expenses net of fee waivers, if any	.42% A
Expenses net of all reductions	.42% A
Net investment income	4.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,406
Portfolio turnover rate F	67% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2010

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Corporate Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

August 31, 2010, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships (including allocations from Fidelity Central Funds) and losses deffered due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,153,654
Gross unrealized depreciation	(19,687)
Net unrealized appreciation (depreciation)	$ 4,133,967

Tax Cost	$ 133,451,122

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 443,827
Undistributed long-term capital gain	$ 32,376
Net unrealized appreciation (depreciation)	$ 4,133,967

The tax character of distributions paid was as follows:

August 31, 2010
Ordinary Income	$ 958,181

Annual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities,(including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $123,948,095 and $12,135,280, respectively.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as transfer agent and distribution and service plan fees, and interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 2,233	$ 564
Class T	-%	.25%	968	463
Class C	.75%	.25%	2,938	1,987
			$ 6,139	$ 3,014

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 1% for Class C, .75% for certain purchases of Class A shares (1.00 to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,302.14
Class T	326.08
Class C	314.11
Corporate Bond	19,065.09
Institutional Class	351.07
	$ 21,358

* Annualized

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $10.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Year ended August 31,	2010 A
From net investment income
Class A	$ 34,654
Class T	15,067
Class C	8,948
Corporate Bond	879,782
Institutional Class	19,730
Total	$ 958,181

A For the period May 4, 2010 (commencement of operations) to August 31, 2010.

Annual Report

Notes to Financial Statements - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
Year ended August 31,	2010 A	2010 A
Class A
Shares sold	419,766	$ 4,210,047
Reinvestment of distributions	917	9,298
Shares redeemed	(125,561)	(1,260,334)
Net increase (decrease)	295,122	$ 2,959,011
Class T
Shares sold	225,745	$ 2,263,959
Reinvestment of distributions	1,303	13,242
Shares redeemed	(128,843)	(1,293,969)
Net increase (decrease)	98,205	$ 983,232
Class C
Shares sold	163,695	$ 1,646,522
Reinvestment of distributions	753	7,616
Shares redeemed	(100,457)	(1,007,582)
Net increase (decrease)	63,991	$ 646,556
Corporate Bond
Shares sold	13,027,028	$ 131,371,513
Reinvestment of distributions	77,870	800,920
Shares redeemed	(1,149,092)	(11,644,820)
Net increase (decrease)	11,955,806	$ 120,527,613
Institutional Class
Shares sold	260,141	$ 2,605,174
Reinvestment of distributions	1,566	15,969
Shares redeemed	(127,126)	(1,285,873)
Net increase (decrease)	134,581	$ 1,335,270

A For the period May 4, 2010 (commencement of operations) to August 31, 2010.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Corporate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Corporate Bond Fund (a fund of Fidelity Fixed-Income Trust) at August 31, 2010, the results of its operations for the period indicated, the changes in its net assets for the period indicated and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Corporate Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 21, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-
2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-
2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009), and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-
present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-
2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-
present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-
present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Corporate Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	10/11/10	10/08/10	$0.035
Class T	10/11/10	10/08/10	$0.035
Class C	10/11/10	10/08/10	$0.035

The fund designates $958,181 of distributions paid during the period January 1, 2010 to August 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2010, $32,376, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond Fund

On March 18, 2010, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board considered the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel.

Shareholder and Administrative Services. The Board considered the nature, quality, cost, and extent of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment Performance. Fidelity Corporate Bond Fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven corporate bond selection, which the Board is familiar with through its supervision of other Fidelity funds that invest in such securities.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and the projected total operating expenses of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Annual Report

Based on its review, the Board concluded that the fund's management fee and the projected total expenses of each class of the fund were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the Fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ACBD-UANN-1010
1.907024.100

(Fidelity Investment logo)(registered trademark)

Fidelity AdvisorSM
Corporate Bond
Fund - Institutional Class

Annual Report

August 31, 2010

Institutional Class
is a class of Fidelity®
Corporate Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 4, 2010 to August 31, 2010). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value August 31, 2010	Expenses Paid During Period
Class A	.74%
Actual		$ 1,000.00	$ 1,057.80	$ 2.50 B
Hypothetical A		$ 1,000.00	$ 1,021.48	$ 3.77 C
Class T	.68%
Actual		$ 1,000.00	$ 1,057.10	$ 2.30 B
Hypothetical A		$ 1,000.00	$ 1,021.78	$ 3.47 C
Class C	1.45%
Actual		$ 1,000.00	$ 1,054.60	$ 4.90 B
Hypothetical A		$ 1,000.00	$ 1,017.90	$ 7.38 C
Corporate Bond	.44%
Actual		$ 1,000.00	$ 1,058.80	$ 1.49 B
Hypothetical A		$ 1,000.00	$ 1,022.99	$ 2.24 C
Institutional Class	.42%
Actual		$ 1,000.00	$ 1,058.90	$ 1.42 B
Hypothetical A		$ 1,000.00	$ 1,023.09	$ 2.14 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 120/365 (to reflect the period May 4, 2010 to August 31, 2010).

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of August 31, 2010
U.S. Government and U.S. Government Agency Obligations 13.0%
AAA 0.1%
AA 7.1%
A 25.5%
BBB 49.8%
BB and Below 5.4%
Short-Term Investments and Net Other Assets† (0.9)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of August 31, 2010

Years	10.8

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of August 31, 2010

Years	6.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2010*
Corporate Bonds 86.0%
U.S. Government and U.S. Government Agency Obligations 13.0%
Municipal Bonds 1.5%
Other Investments 0.4%
Short-Term Investments and Net Other Assets† (0.9)%

* Foreign investments	13.7%
* Futures and swaps	0.8%
† Short-term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2010

Showing Percentage of Net Assets

Nonconvertible Bonds - 40.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.3%
Auto Components - 1.0%
DaimlerChrysler NA Holding Corp. 5.875% 3/15/11	$ 1,250,000	$ 1,283,676
Household Durables - 0.4%
Fortune Brands, Inc.:
5.125% 1/15/11	380,000	385,653
5.375% 1/15/16	100,000	109,002
		494,655
Media - 4.0%
Comcast Corp.:
5.7% 5/15/18	500,000	569,531
6.4% 3/1/40	493,000	563,328
Discovery Communications LLC 6.35% 6/1/40	221,000	250,456
NBC Universal, Inc. 6.4% 4/30/40 (a)	100,000	112,286
News America, Inc. 6.9% 8/15/39	600,000	720,952
Time Warner Cable, Inc. 6.75% 7/1/18	100,000	119,402
Time Warner, Inc.:
3.15% 7/15/15	2,100,000	2,158,643
6.2% 3/15/40	600,000	661,436
Viacom, Inc. 6.125% 10/5/17	100,000	117,282
		5,273,316
Multiline Retail - 0.1%
Nordstrom, Inc. 4.75% 5/1/20	40,000	42,680
Target Corp. 3.875% 7/15/20	76,000	79,718
		122,398
Specialty Retail - 0.8%
Home Depot, Inc. 5.875% 12/16/36	500,000	535,296
Lowe's Companies, Inc. 5.8% 4/15/40	500,000	582,976
		1,118,272
TOTAL CONSUMER DISCRETIONARY		8,292,317
CONSUMER STAPLES - 1.6%
Food & Staples Retailing - 0.3%
Wal-Mart Stores, Inc. 5.625% 4/1/40	343,000	398,889
Food Products - 0.4%
Kraft Foods, Inc.:
6.125% 2/1/18	100,000	117,024
6.5% 2/9/40	350,000	416,377
		533,401
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - 0.9%
Altria Group, Inc.:
4.125% 9/11/15	$ 530,000	$ 562,395
8.5% 11/10/13	76,000	90,494
Philip Morris International, Inc. 5.65% 5/16/18	400,000	465,926
		1,118,815
TOTAL CONSUMER STAPLES		2,051,105
ENERGY - 5.1%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc. 5.125% 9/15/40	500,000	524,044
DCP Midstream LLC 5.35% 3/15/20 (a)	100,000	107,945
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	525,000	560,673
Halliburton Co. 7.45% 9/15/39	1,000,000	1,350,184
Noble Holding International Ltd.:
3.45% 8/1/15	330,000	341,522
6.2% 8/1/40	470,000	527,348
Pride International, Inc. 6.875% 8/15/20	90,000	94,275
		3,505,991
Oil, Gas & Consumable Fuels - 2.4%
Anadarko Petroleum Corp.:
5.95% 9/15/16	305,000	302,216
6.375% 9/15/17	41,000	40,570
Apache Corp. 5.1% 9/1/40	100,000	103,443
El Paso Natural Gas Co. 5.95% 4/15/17	450,000	497,136
Kinder Morgan Energy Partners LP 6.55% 9/15/40	2,000	2,237
Midcontinent Express Pipel LLC 5.45% 9/15/14 (a)	330,000	351,576
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	200,000	214,375
6.875% 1/20/40	115,000	126,213
Plains All American Pipeline LP/PAA Finance Corp. 3.95% 9/15/15	450,000	469,158
Talisman Energy, Inc. 5.85% 2/1/37	670,000	701,945
TransCanada PipeLines Ltd. 6.1% 6/1/40	250,000	287,401
Williams Partners LP 3.8% 2/15/15	100,000	104,642
		3,200,912
TOTAL ENERGY		6,706,903
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 17.7%
Capital Markets - 2.0%
Goldman Sachs Group, Inc.:
3.7% 8/1/15	$ 29,000	$ 29,358
5.375% 3/15/20	200,000	206,570
6.75% 10/1/37	325,000	332,750
Merrill Lynch & Co., Inc. 7.75% 5/14/38	450,000	514,917
Morgan Stanley:
4% 7/24/15	330,000	331,531
4.1% 1/26/15	100,000	102,051
5.5% 1/26/20	100,000	101,338
Royal Bank of Scotland PLC 3.4% 8/23/13	500,000	506,395
UBS AG Stamford Branch 2.25% 8/12/13	510,000	512,365
		2,637,275
Commercial Banks - 6.3%
Comerica Capital Trust II 6.576% 2/20/37 (c)	1,091,000	1,014,630
Discover Bank 7% 4/15/20	650,000	695,388
Fifth Third Bancorp 8.25% 3/1/38	1,140,000	1,359,009
HSBC Holdings PLC 6.5% 9/15/37	100,000	115,544
JPMorgan Chase Bank 6% 10/1/17	2,542,000	2,867,737
KeyBank NA 7% 2/1/11	594,000	607,464
Marshall & Ilsley Bank 5% 1/17/17	14,000	13,279
Regions Financial Corp. 7% 3/1/11	630,000	636,909
SunTrust Bank 6.375% 4/1/11	462,000	475,580
SunTrust Capital VIII 6.1% 12/15/36 (c)	500,000	425,000
		8,210,540
Consumer Finance - 0.5%
General Electric Capital Corp.:
5.875% 1/14/38	150,000	154,661
5.9% 5/13/14	430,000	486,221
		640,882
Diversified Financial Services - 3.8%
BP Capital Markets PLC 3.625% 5/8/14	260,000	258,033
Capital One Capital V 10.25% 8/15/39	978,000	1,056,240
Capital One Capital VI 8.875% 5/15/40	100,000	105,250
Citigroup, Inc.:
5.375% 8/9/20	950,000	959,494
6.5% 8/19/13	200,000	218,734
6.875% 3/5/38	325,000	352,874
8.5% 5/22/19	100,000	122,356
JPMorgan Chase & Co. 6.3% 4/23/19	150,000	172,499
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
TECO Finance, Inc. 5.15% 3/15/20	$ 100,000	$ 109,255
Textron Financial Corp. 5.125% 11/1/10	1,547,000	1,553,330
Whirlpool Corp. 8% 5/1/12	92,000	100,445
		5,008,510
Insurance - 1.8%
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (a)	150,000	213,577
MetLife, Inc.:
2.375% 2/6/14	500,000	502,115
5.875% 2/6/41	100,000	109,390
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (a)	600,000	708,886
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	150,000	193,398
Unum Group 7.625% 3/1/11	678,000	698,651
		2,426,017
Real Estate Investment Trusts - 0.9%
Developers Diversified Realty Corp. 7.5% 4/1/17	100,000	100,681
Equity One, Inc. 6.25% 12/15/14	100,000	107,113
Federal Realty Investment Trust 5.95% 8/15/14	100,000	111,098
HRPT Properties Trust 1.1371% 3/16/11 (c)	810,000	807,279
		1,126,171
Real Estate Management & Development - 1.8%
Brandywine Operating Partnership LP 5.75% 4/1/12	100,000	103,309
Duke Realty LP 5.4% 8/15/14	101,000	106,489
ERP Operating LP:
4.75% 7/15/20	100,000	104,677
6.625% 3/15/12	100,000	107,452
Liberty Property LP 5.125% 3/2/15	102,000	107,797
Mack-Cali Realty LP 7.75% 2/15/11	646,000	661,577
Tanger Properties LP 6.125% 6/1/20	1,100,000	1,210,496
		2,401,797
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp. 5.65% 5/1/18	125,000	129,977
First Niagara Financial Group, Inc. 6.75% 3/19/20	573,000	629,008
		758,985
TOTAL FINANCIALS		23,210,177
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
WellPoint, Inc. 5.8% 8/15/40	$ 286,000	$ 306,436
INDUSTRIALS - 0.1%
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 5.75% 5/1/40	100,000	112,704
INFORMATION TECHNOLOGY - 0.6%
Office Electronics - 0.3%
Xerox Corp. 4.25% 2/15/15	330,000	351,508
Software - 0.3%
Oracle Corp. 5.375% 7/15/40 (a)	333,000	362,081
TOTAL INFORMATION TECHNOLOGY		713,589
MATERIALS - 1.7%
Chemicals - 0.1%
Dow Chemical Co. 7.6% 5/15/14	80,000	93,267
Metals & Mining - 1.6%
Anglo American Capital PLC 9.375% 4/8/14 (a)	1,315,000	1,599,478
ArcelorMittal SA 3.75% 8/5/15	490,000	485,946
		2,085,424
TOTAL MATERIALS		2,178,691
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.:
2.5% 8/15/15	400,000	404,357
5.8% 2/15/19	150,000	176,921
6.3% 1/15/38	924,000	1,060,284
CenturyTel, Inc. 7.6% 9/15/39	50,000	48,715
Telecom Italia Capital SA 0.9456% 2/1/11 (c)	1,350,000	1,345,703
Telefonica Emisiones SAU 5.134% 4/27/20	100,000	107,803
Verizon Communications, Inc. 6.4% 2/15/38	643,000	753,526
		3,897,309
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV 6.125% 3/30/40	$ 150,000	$ 170,037
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	330,000	356,533
		526,570
TOTAL TELECOMMUNICATION SERVICES		4,423,879
UTILITIES - 3.5%
Electric Utilities - 2.1%
Commonwealth Edison Co. 4% 8/1/20	500,000	527,898
FirstEnergy Corp. 7.375% 11/15/31	400,000	443,612
Nevada Power Co. 6.65% 4/1/36	500,000	607,976
Progress Energy, Inc. 6% 12/1/39	500,000	572,557
Tampa Electric Co. 6.55% 5/15/36	500,000	601,106
		2,753,149
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	100,000	111,372
Exelon Generation Co. LLC 6.25% 10/1/39	500,000	559,975
		671,347
Multi-Utilities - 0.9%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	550,000	628,449
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	146,000	177,649
NiSource Finance Corp. 6.15% 3/1/13	320,000	351,171
San Diego Gas & Electric Co. 4.5% 8/15/40	57,000	57,704
		1,214,973
TOTAL UTILITIES		4,639,469
TOTAL NONCONVERTIBLE BONDS (Cost $50,481,530)		52,635,270
U.S. Treasury Obligations - 7.0%

U.S. Treasury Bonds 4.375% 5/15/40 (b)	4,687,000	5,414,199
U.S. Treasury Notes 2.625% 8/15/20 (b)	3,755,000	3,801,902
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,080,571)		9,216,101
Municipal Securities - 1.1%
	Principal Amount	Value
California Gen. Oblig. 7.55% 4/1/39	$ 200,000	$ 227,184
Muni. Elec. Auth. of Georgia (Plant Vogtle Units 3&4 Proj.) Series 2010 A, 6.655% 4/1/57	1,190,000	1,240,456
TOTAL MUNICIPAL SECURITIES (Cost $1,362,710)		1,467,640
Foreign Government and Government Agency Obligations - 0.2%

Brazilian Federative Republic 4.875% 1/22/21	100,000	107,250
United Mexican States 5.125% 1/15/20	100,000	108,500
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $205,141)		215,750
Fixed-Income Funds - 53.5%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (d) (Cost $68,304,621)	642,533	70,145,328
Cash Equivalents - 3.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.25%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) # (Cost $3,905,000)	$ 3,905,027	3,905,000
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $133,339,573)		137,585,089
NET OTHER ASSETS (LIABILITIES) - (5.0)%		(6,523,235)
NET ASSETS - 100%		$ 131,061,854
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,649,227 or 2.8% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,905,000 due 9/01/10 at 0.25%
Banc of America Securities LLC	$ 304,021
Bank of America NA	456,336
Barclays Capital, Inc.	912,673
Goldman, Sachs & Co.	152,112
Merrill Lynch Government Securities, Inc.	273,802
Mizuho Securities USA, Inc.	1,216,897
Morgan Stanley & Co., Inc.	589,159
$ 3,905,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 684,127
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ -	$ 75,810,200	$ 7,481,227	$ 70,145,328	3.4%
Total	$ -	$ 75,810,200	$ 7,481,227	$ 70,145,328
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 52,635,270	$ -	$ 52,635,270	$ -
U.S. Government and Government Agency Obligations	9,216,101	-	9,216,101	-
Municipal Securities	1,467,640	-	1,467,640	-
Foreign Government and Government Agency Obligations	215,750	-	215,750	-
Fixed-Income Funds	70,145,328	70,145,328	-	-
Cash Equivalents	3,905,000	-	3,905,000	-
Total Investments in Securities:	$ 137,585,089	$ 70,145,328	$ 67,439,761	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.3%
United Kingdom	3.3%
Luxembourg	2.5%
Canada	2.2%
Cayman Islands	2.1%
Others (Individually Less Than 1%)	3.6%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $3,905,000) - See accompanying schedule: Unaffiliated issuers (cost $65,034,952)	$ 67,439,761
Fidelity Central Funds (cost $68,304,621)	70,145,328
Total Investments (cost $133,339,573)		$ 137,585,089
Cash		957
Receivable for investments sold		2,913,674
Receivable for fund shares sold		1,091,455
Interest receivable		883,691
Distributions receivable from Fidelity Central Funds		256,827
Total assets		142,731,693

Liabilities
Payable for investments purchased Regular delivery	$ 6,155,623
Delayed delivery	5,321,171
Payable for fund shares redeemed	109,316
Distributions payable	41,737
Accrued management fee	33,162
Distribution and service plan fees payable	1,223
Other affiliated payables	7,607
Total liabilities		11,669,839

Net Assets		$ 131,061,854
Net Assets consist of:
Paid in capital		$ 126,451,682
Undistributed net investment income		44,163
Accumulated undistributed net realized gain (loss) on investments		320,493
Net unrealized appreciation (depreciation) on investments		4,245,516
Net Assets		$ 131,061,854

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,082,564 ÷ 295,122 shares)	$ 10.45

Maximum offering price per share (100/96.00 of $10.45)	$ 10.89
Class T: Net Asset Value and redemption price per share ($1,025,745 ÷ 98,205 shares)	$ 10.44

Maximum offering price per share (100/96.00 of $10.44)	$ 10.88
Class C: Net Asset Value and offering price per share ($668,353 ÷ 63,991 shares) A	$ 10.44

Corporate Bond: Net Asset Value, offering price and redemption price per share ($124,879,488 ÷ 11,955,806 shares)	$ 10.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,405,704 ÷ 134,581 shares)	$ 10.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	For the period May 4, 2010 (commencement of operations) to August 31, 2010

Investment Income
Interest		$ 394,013
Income from Fidelity Central Funds		684,127
Total income		1,078,140

Expenses
Management fee	$ 80,161
Transfer agent fees	21,358
Distribution and service plan fees	6,139
Independent trustees' compensation	45
Total expenses before reductions	107,703
Expense reductions	(10)	107,693
Net investment income		970,447
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	376,742
Fidelity Central Funds	(24,352)
Total net realized gain (loss)		352,390
Change in net unrealized appreciation (depreciation) on investment securities		4,245,516
Net gain (loss)		4,597,906
Net increase (decrease) in net assets resulting from operations		$ 5,568,353

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period May 4, 2010 (commencement of operations) to August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 970,447
Net realized gain (loss)	352,390
Change in net unrealized appreciation (depreciation)	4,245,516
Net increase (decrease) in net assets resulting from operations	5,568,353
Distributions to shareholders from net investment income	(958,181)
Share transactions - net increase (decrease)	126,451,682
Total increase (decrease) in net assets	131,061,854

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $44,163)	$ 131,061,854

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Year ended August 31,	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income E	.128
Net realized and unrealized gain (loss)	.446
Total from investment operations	.574
Distributions from net investment income	(.124)
Net asset value, end of period	$ 10.45
Total Return B,C,D	5.78%
Ratios to Average Net Assets F, I
Expenses before reductions	.74% A
Expenses net of fee waivers, if any	.74% A
Expenses net of all reductions	.74% A
Net investment income	3.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,083
Portfolio turnover rate G	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended August 31,	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income E	.131
Net realized and unrealized gain (loss)	.436
Total from investment operations	.567
Distributions from net investment income	(.127)
Net asset value, end of period	$ 10.44
Total Return B,C,D	5.71%
Ratios to Average Net Assets F, I
Expenses before reductions	.68% A
Expenses net of fee waivers, if any	.68% A
Expenses net of all reductions	.68% A
Net investment income	3.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,026
Portfolio turnover rate G	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Year ended August 31,	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income E	.106
Net realized and unrealized gain (loss)	.437
Total from investment operations	.543
Distributions from net investment income	(.103)
Net asset value, end of period	$ 10.44
Total Return B,C,D	5.46%
Ratios to Average Net Assets F, I
Expenses before reductions	1.45% A
Expenses net of fee waivers, if any	1.45% A
Expenses net of all reductions	1.45% A
Net investment income	3.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 668
Portfolio turnover rate G	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Corporate Bond

Year ended August 31,	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.137
Net realized and unrealized gain (loss)	.447
Total from investment operations	.584
Distributions from net investment income	(.134)
Net asset value, end of period	$ 10.45
Total Return B,C	5.88%
Ratios to Average Net Assets E, H
Expenses before reductions	.44% A
Expenses net of fee waivers, if any	.44% A
Expenses net of all reductions	.44% A
Net investment income	4.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 124,879
Portfolio turnover rate F	67% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended August 31,	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.140
Net realized and unrealized gain (loss)	.445
Total from investment operations	.585
Distributions from net investment income	(.135)
Net asset value, end of period	$ 10.45
Total Return B,C	5.89%
Ratios to Average Net Assets E, H
Expenses before reductions	.42% A
Expenses net of fee waivers, if any	.42% A
Expenses net of all reductions	.42% A
Net investment income	4.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,406
Portfolio turnover rate F	67% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2010

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Corporate Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

August 31, 2010, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships (including allocations from Fidelity Central Funds) and losses deffered due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,153,654
Gross unrealized depreciation	(19,687)
Net unrealized appreciation (depreciation)	$ 4,133,967

Tax Cost	$ 133,451,122

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 443,827
Undistributed long-term capital gain	$ 32,376
Net unrealized appreciation (depreciation)	$ 4,133,967

The tax character of distributions paid was as follows:

August 31, 2010
Ordinary Income	$ 958,181

Annual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities,(including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $123,948,095 and $12,135,280, respectively.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as transfer agent and distribution and service plan fees, and interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 2,233	$ 564
Class T	-%	.25%	968	463
Class C	.75%	.25%	2,938	1,987
			$ 6,139	$ 3,014

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 1% for Class C, .75% for certain purchases of Class A shares (1.00 to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,302.14
Class T	326.08
Class C	314.11
Corporate Bond	19,065.09
Institutional Class	351.07
	$ 21,358

* Annualized

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $10.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Year ended August 31,	2010 A
From net investment income
Class A	$ 34,654
Class T	15,067
Class C	8,948
Corporate Bond	879,782
Institutional Class	19,730
Total	$ 958,181

A For the period May 4, 2010 (commencement of operations) to August 31, 2010.

Annual Report

Notes to Financial Statements - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
Year ended August 31,	2010 A	2010 A
Class A
Shares sold	419,766	$ 4,210,047
Reinvestment of distributions	917	9,298
Shares redeemed	(125,561)	(1,260,334)
Net increase (decrease)	295,122	$ 2,959,011
Class T
Shares sold	225,745	$ 2,263,959
Reinvestment of distributions	1,303	13,242
Shares redeemed	(128,843)	(1,293,969)
Net increase (decrease)	98,205	$ 983,232
Class C
Shares sold	163,695	$ 1,646,522
Reinvestment of distributions	753	7,616
Shares redeemed	(100,457)	(1,007,582)
Net increase (decrease)	63,991	$ 646,556
Corporate Bond
Shares sold	13,027,028	$ 131,371,513
Reinvestment of distributions	77,870	800,920
Shares redeemed	(1,149,092)	(11,644,820)
Net increase (decrease)	11,955,806	$ 120,527,613
Institutional Class
Shares sold	260,141	$ 2,605,174
Reinvestment of distributions	1,566	15,969
Shares redeemed	(127,126)	(1,285,873)
Net increase (decrease)	134,581	$ 1,335,270

A For the period May 4, 2010 (commencement of operations) to August 31, 2010.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Corporate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Corporate Bond Fund (a fund of Fidelity Fixed-Income Trust) at August 31, 2010, the results of its operations for the period indicated, the changes in its net assets for the period indicated and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Corporate Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 21, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-
2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-
2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-
present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-
present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009), and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-
present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-
2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-
present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-
present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Corporate Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	10/11/10	10/08/10	$0.035

The fund designates $958,181 of distributions paid during the period January 1, 2010 to August 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2010, $32,376, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond Fund

On March 18, 2010, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board considered the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel.

Shareholder and Administrative Services. The Board considered the nature, quality, cost, and extent of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment Performance. Fidelity Corporate Bond Fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven corporate bond selection, which the Board is familiar with through its supervision of other Fidelity funds that invest in such securities.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and the projected total operating expenses of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Annual Report

Based on its review, the Board concluded that the fund's management fee and the projected total expenses of each class of the fund were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the Fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ACBDI-UANN-1010
1.907012.100

Fidelity®
Intermediate Bond
Fund

Annual Report

August 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total returns reflect the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity® Intermediate Bond Fund	11.59%	5.27%	5.88%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Intermediate Bond Fund on August 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Intermediate Government/Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable bonds generated strong results during the 12-month period ending August 31, 2010, as evidenced by the 9.18% advance of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade debt universe. Riskier segments of the market fared best overall, led by corporate bonds and asset-backed securities (ABS). These sectors were big beneficiaries of robust demand from investors seeking attractively priced, higher-yielding investments amid signs of economic stabilization during much of the period. The Barclays Capital U.S. Credit Bond Index rose 12.87% and the Barclays Capital U.S. Fixed-Rate ABS Index returned 10.53%. The Barclays Capital U.S. Treasury Bond Index advanced 8.13%, with most of the gain coming in the second half of the period. That's when investors began to return to the relative safety of U.S. government bonds, as the economic outlook became less certain and worries about inflation receded. Elsewhere, mortgage-backed securities (MBS), bolstered largely by government purchase programs, increased 6.97%, as measured by the Barclays Capital U.S. MBS Index. Government-backed agency securities lagged the broader MBS market, with the Barclays Capital U.S. Agency Bond Index gaining 5.82%. Agency securities initially were constrained by investors' diminished appetite for bonds with lower perceived credit risk, but later were helped by the Federal Reserve's purchases of agency debt.

Comments from Robert Galusza and Ford O'Neil, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity® Intermediate Bond Fund: For the year, the fund gained 11.59%, while the Barclays Capital U.S. Intermediate Government/Credit Bond Index rose 8.18%. Most of the fund's success versus the index can be attributed to sector selection, with a heavy emphasis throughout much of the period on strong-performing corporate bonds, asset-backed securities and commercial mortgage-backed securities (CMBS). All three sectors were driven by strong demand from investors seeking higher yields amid signs the economy and credit markets were stabilizing. Our positioning within corporates was fruitful, led by a large overweighting in financials. A corresponding underweighting in government securities also paid off, as did strong issue selection among U.S. Treasuries and favorable yield-curve positioning. We significantly reduced the fund's weighting in corporate bonds and CMBS during the period, based on valuations, and redeployed most of the proceeds into Treasuries. We also eliminated our position in interest rate swaps. These instruments, which were used in part to manage the fund's yield-curve positioning, performed well and, as a result, no longer traded at compelling valuations, in our view.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Actual	.45%	$ 1,000.00	$ 1,058.70	$ 2.34
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.94	$ 2.29

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
U.S. Government and U.S. Government Agency Obligations † 50.1%	U.S. Government and U.S. Government Agency Obligations † 43.1%
AAA 10.6%	AAA 11.0%
AA 7.3%	AA 8.4%
A 9.5%	A 10.5%
BBB 16.1%	BBB 19.0%
BB and Below 3.1%	BB and Below 2.6%
Not Rated 0.3%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 3.0%	Short-Term Investments and Net Other Assets 5.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition. The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Weighted Average Maturity as of August 31, 2010
6 months ago
Years	5.1	5.0

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of August 31, 2010
6 months ago
Years	3.9	3.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2010 *		As of February 28, 2010 **
	Corporate Bonds 33.7%		Corporate Bonds 37.8%
	U.S. Government and U.S. Government Agency Obligations † 50.1%		U.S. Government and U.S. Government Agency Obligations † 43.1%
	Asset-Backed Securities 6.1%		Asset-Backed Securities 6.0%
	CMOs and Other Mortgage Related Securities 5.8%		CMOs and Other Mortgage Related Securities 6.6%
	Municipal Bonds 0.3%		Municipal Bonds 0.3%
	Other Investments 1.0%		Other Investments 1.1%
	Short-Term Investments and Net Other Assets 3.0%		Short-Term Investments and Net Other Assets 5.1%
* Foreign investments	10.3%	** Foreign investments	11.6%
* Futures and Swaps	.1%	** Futures and Swaps	12.6%

† Includes FDIC Guaranteed Corporate Securities.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds is available at fidelity.com.

Annual Report

Investments August 31, 2010

Showing Percentage of Net Assets

Nonconvertible Bonds - 30.4%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.7%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 8,578	$ 8,977
6.5% 11/15/13	4,012	4,583
		13,560
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	3,460	3,670
Household Durables - 0.3%
Fortune Brands, Inc.:
5.375% 1/15/16	4,540	4,949
6.375% 6/15/14	5,000	5,660
Whirlpool Corp. 6.125% 6/15/11	4,500	4,649
		15,258
Media - 1.5%
Comcast Cable Communications, Inc. 6.75% 1/30/11	564	578
Comcast Corp.:
4.95% 6/15/16	2,075	2,293
5.15% 3/1/20	4,350	4,744
5.5% 3/15/11	421	432
COX Communications, Inc. 4.625% 6/1/13	4,934	5,305
Discovery Communications LLC:
3.7% 6/1/15	5,700	5,996
5.05% 6/1/20	2,105	2,278
NBC Universal, Inc. 5.15% 4/30/20 (f)	6,800	7,325
News America, Inc.:
5.3% 12/15/14	968	1,092
6.9% 3/1/19	5,426	6,618
Time Warner Cable, Inc.:
5.4% 7/2/12	2,699	2,896
5.85% 5/1/17	4,293	4,897
6.2% 7/1/13	2,566	2,890
6.75% 7/1/18	6,966	8,318
Time Warner, Inc.:
4.875% 3/15/20	4,550	4,880
5.875% 11/15/16	4,742	5,506
Viacom, Inc.:
4.375% 9/15/14	4,282	4,633
6.125% 10/5/17	3,071	3,602
		74,283
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
Target Corp. 3.875% 7/15/20	$ 6,900	$ 7,238
Specialty Retail - 0.3%
Lowe's Companies, Inc. 4.625% 4/15/20	4,793	5,377
Staples, Inc. 7.375% 10/1/12	8,517	9,487
		14,864
TOTAL CONSUMER DISCRETIONARY		128,873
CONSUMER STAPLES - 1.4%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13 (f)	6,229	6,331
7.2% 1/15/14 (f)	7,000	8,160
Diageo Capital PLC 5.2% 1/30/13	1,146	1,251
FBG Finance Ltd. 5.125% 6/15/15 (f)	3,242	3,579
		19,321
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.036% 12/10/28	2,430	2,563
Wal-Mart Stores, Inc. 2.25% 7/8/15	5,578	5,736
		8,299
Food Products - 0.4%
Cargill, Inc. 6% 11/27/17 (f)	781	924
General Mills, Inc.:
5.2% 3/17/15	3,350	3,830
5.65% 2/15/19	1,751	2,066
Kraft Foods, Inc.:
5.375% 2/10/20	4,470	4,971
5.625% 11/1/11	5,313	5,598
6.75% 2/19/14	596	692
		18,081
Tobacco - 0.5%
Altria Group, Inc. 9.7% 11/10/18	8,952	11,848
Philip Morris International, Inc. 4.5% 3/26/20	6,800	7,424
Reynolds American, Inc. 6.75% 6/15/17	3,261	3,658
		22,930
TOTAL CONSUMER STAPLES		68,631
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - 3.3%
Energy Equipment & Services - 0.5%
DCP Midstream LLC 5.35% 3/15/20 (f)	$ 4,052	$ 4,374
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	4,500	4,806
Halliburton Co. 6.15% 9/15/19	2,601	3,082
Weatherford International Ltd.:
4.95% 10/15/13	1,923	2,081
5.15% 3/15/13	8,187	8,766
9.625% 3/1/19	703	923
		24,032
Oil, Gas & Consumable Fuels - 2.8%
BW Group Ltd. 6.625% 6/28/17 (f)	3,265	3,212
Canadian Natural Resources Ltd.:
5.15% 2/1/13	4,968	5,376
5.7% 5/15/17	1,280	1,478
Cenovus Energy, Inc. 5.7% 10/15/19	4,250	4,919
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (f)	51	51
Duke Capital LLC 6.25% 2/15/13	1,104	1,203
Duke Energy Field Services:
5.375% 10/15/15 (f)	1,349	1,497
6.875% 2/1/11	2,869	2,937
EnCana Corp. 6.3% 11/1/11	647	684
EnCana Holdings Finance Corp. 5.8% 5/1/14	3,190	3,617
Enterprise Products Operating LP:
4.6% 8/1/12	4,309	4,512
5.6% 10/15/14	2,159	2,412
5.65% 4/1/13	769	838
Gulf South Pipeline Co. LP 5.75% 8/15/12 (f)	4,266	4,556
Lukoil International Finance BV 6.656% 6/7/22 (f)	1,349	1,366
Midcontinent Express Pipel LLC 5.45% 9/15/14 (f)	6,200	6,605
Nexen, Inc.:
5.05% 11/20/13	4,477	4,855
5.2% 3/10/15	1,004	1,102
NGPL PipeCo LLC 6.514% 12/15/12 (f)	6,826	7,170
Petro-Canada 6.05% 5/15/18	1,874	2,185
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	4,300	4,609
7.875% 3/15/19	4,000	4,890
Plains All American Pipeline LP 7.75% 10/15/12	2,604	2,906
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,474	2,579
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp.: - continued
4.25% 9/1/12	$ 6,000	$ 6,260
5.75% 1/15/20	6,268	6,927
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (f)	2,639	2,943
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (f)	2,054	2,163
5.832% 9/30/16 (f)	1,483	1,638
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)	3,004	3,272
Southeast Supply Header LLC 4.85% 8/15/14 (f)	5,534	5,924
Suncor Energy, Inc. 6.1% 6/1/18	5,338	6,235
Texas Eastern Transmission LP 6% 9/15/17 (f)	5,603	6,611
TransCanada PipeLines Ltd. 6.35% 5/15/67 (k)	2,618	2,390
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	1,717	2,013
XTO Energy, Inc.:
4.9% 2/1/14	5,055	5,663
5% 1/31/15	1,932	2,205
5.65% 4/1/16	1,325	1,575
5.9% 8/1/12	4,917	5,379
		136,757
TOTAL ENERGY		160,789
FINANCIALS - 15.9%
Capital Markets - 2.7%
Bear Stearns Companies, Inc.:
4.5% 10/28/10	2,024	2,037
5.3% 10/30/15	2,292	2,527
5.35% 2/1/12	277	294
6.95% 8/10/12	491	544
BlackRock, Inc. 6.25% 9/15/17	5,785	6,806
Goldman Sachs Group, Inc.:
3.7% 8/1/15	3,636	3,681
5.375% 3/15/20	5,000	5,164
5.95% 1/18/18	9,405	10,185
6.15% 4/1/18	2,175	2,376
Janus Capital Group, Inc.:
6.125% 9/15/11 (d)	3,225	3,263
6.5% 6/15/12	4,648	4,882
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC:
6.85% 6/15/17	$ 4,253	$ 4,528
7.125% 5/15/15	1,520	1,638
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	12,980	13,855
6.4% 8/28/17	1,071	1,155
6.875% 4/25/18	4,954	5,454
Morgan Stanley:
0.8299% 1/9/14 (k)	5,823	5,432
2.8763% 5/14/13 (k)	4,770	4,819
4.1% 1/26/15	8,840	9,021
4.2% 11/20/14	6,316	6,504
4.75% 4/1/14	877	903
5.25% 11/2/12	270	287
5.45% 1/9/17	1,019	1,070
5.95% 12/28/17	2,371	2,522
6% 5/13/14	3,450	3,761
7.3% 5/13/19	3,668	4,172
Royal Bank of Scotland PLC 4.875% 8/25/14 (f)	8,200	8,648
State Street Corp. 4.3% 5/30/14	740	813
The Bank of New York, Inc. 4.95% 11/1/12	4,267	4,619
UBS AG Stamford Branch:
3.875% 1/15/15	4,700	4,857
5.75% 4/25/18	5,018	5,637
		131,454
Commercial Banks - 5.3%
American Express Bank FSB 5.5% 4/16/13	12,085	13,142
American Express Centurion Bank 5.2% 11/26/10	158	160
Bank of Montreal 2.125% 6/28/13	9,250	9,508
Bank of Nova Scotia 3.4% 1/22/15	11,050	11,756
Bank of Tokyo-Mitsubishi UFJ Ltd. 3.85% 1/22/15 (f)	8,700	9,265
Barclays Bank PLC 2.5% 1/23/13	10,920	11,119
BB&T Corp. 6.5% 8/1/11	1,372	1,440
Commonwealth Bank of Australia:
2.9% 9/17/14 (f)	19,580	20,622
3.75% 10/15/14 (f)	10,800	11,439
Credit Suisse New York Branch:
5% 5/15/13	6,677	7,225
6% 2/15/18	8,780	9,575
DBS Bank Ltd. (Singapore) 0.5963% 5/16/17 (f)(k)	5,811	5,622
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Export-Import Bank of Korea:
5.125% 2/14/11	$ 3,224	$ 3,274
5.25% 2/10/14 (f)	624	679
5.5% 10/17/12	2,491	2,655
Fifth Third Bancorp 4.5% 6/1/18	146	144
HBOS PLC 6.75% 5/21/18 (f)	3,004	2,938
HSBC Holdings PLC 0.7336% 10/6/16 (k)	515	492
ING Bank NV 2.65% 1/14/13 (f)	8,720	8,782
JPMorgan Chase Bank 6% 10/1/17	7,313	8,250
KeyBank NA:
5.8% 7/1/14	1,236	1,349
7% 2/1/11	1,241	1,269
Korea Development Bank 4.625% 9/16/10	2,024	2,027
Lloyds TSB Bank PLC 4.375% 1/12/15 (f)	4,350	4,428
Manufacturers & Traders Trust Co. 2.033% 4/1/13 (f)(k)	515	507
National Australia Bank Ltd. 2.35% 11/16/12 (f)	11,259	11,458
PNC Funding Corp.:
0.615% 1/31/12 (k)	6,931	6,910
3.625% 2/8/15	2,676	2,812
Rabobank Nederland NV 2.65% 8/17/12 (f)	25,880	26,613
Regions Bank 7.5% 5/15/18	268	285
Svenska Handelsbanken AB 2.875% 9/14/12 (f)	14,641	15,018
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (f)(k)	3,239	3,122
UnionBanCal Corp. 5.25% 12/16/13	731	792
US Bancorp:
2% 6/14/13	9,200	9,423
3.15% 3/4/15	2,146	2,238
Wachovia Bank NA 4.875% 2/1/15	1,555	1,672
Wachovia Corp.:
0.6363% 4/23/12 (k)	633	629
5.625% 10/15/16	3,754	4,142
Wells Fargo & Co. 3.75% 10/1/14	11,970	12,616
Westpac Banking Corp.:
2.1% 8/2/13	2,560	2,590
2.25% 11/19/12	8,320	8,464
		256,451
Consumer Finance - 1.2%
American Honda Finance Corp. 2.375% 3/18/13 (f)	1,800	1,839
Capital One Bank USA NA 8.8% 7/15/19	1,037	1,314
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Capital One Financial Corp.:
5.7% 9/15/11	$ 2,283	$ 2,377
7.375% 5/23/14	3,290	3,833
Discover Financial Services 6.45% 6/12/17	2,523	2,693
General Electric Capital Corp.:
2.8% 1/8/13	9,075	9,330
3.5% 8/13/12	11,000	11,432
3.5% 6/29/15	3,606	3,734
5.9% 5/13/14	5,954	6,732
6.375% 11/15/67 (k)	5,670	5,443
Household Finance Corp. 6.375% 10/15/11	2,315	2,445
HSBC Finance Corp. 5.25% 1/14/11	1,630	1,655
ORIX Corp. 5.48% 11/22/11	425	443
SLM Corp.:
0.7278% 10/25/11 (k)	5,737	5,456
0.7371% 3/15/11 (k)	123	122
		58,848
Diversified Financial Services - 2.6%
BB&T Corp. 3.375% 9/25/13	4,200	4,398
BNP Paribas US Medium-Term Note Program LLC 2.125% 12/21/12	7,140	7,260
Citigroup, Inc.:
4.75% 5/19/15	2,340	2,411
5.125% 5/5/14	504	531
6% 12/13/13	7,759	8,372
6.375% 8/12/14	2,756	3,016
6.5% 1/18/11	1,565	1,598
6.5% 8/19/13	19,685	21,529
Deutsche Bank AG London Branch 2.375% 1/11/13	8,750	8,908
International Lease Finance Corp.:
5.65% 6/1/14	7,091	6,577
6.625% 11/15/13	3,004	2,891
JPMorgan Chase & Co.:
3.4% 6/24/15	16,140	16,640
4.891% 9/1/15 (k)	3,572	3,552
6.75% 2/1/11	450	461
New York Life Global Fund 2.25% 12/14/12 (f)	4,310	4,407
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	1,204	1,175
5.35% 4/15/12 (f)	434	445
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding, Inc.: - continued
5.5% 1/15/14 (f)	$ 867	$ 877
5.7% 4/15/17 (f)	1,873	1,720
TECO Finance, Inc.:
4% 3/15/16	1,147	1,200
5.15% 3/15/20	1,648	1,801
7% 5/1/12	2,229	2,413
TransCapitalInvest Ltd. 5.67% 3/5/14 (f)	3,576	3,786
USAA Capital Corp. 3.5% 7/17/14 (f)	5,832	6,184
Volkswagen International Finance NV 1.625% 8/12/13 (f)	3,777	3,785
ZFS Finance USA Trust II 6.45% 12/15/65 (f)(k)	5,531	5,089
ZFS Finance USA Trust IV 5.875% 5/9/62 (f)(k)	2,866	2,566
ZFS Finance USA Trust V 6.5% 5/9/67 (f)(k)	2,778	2,514
		126,106
Insurance - 1.2%
Allstate Corp. 6.2% 5/16/14	3,088	3,589
Assurant, Inc. 5.625% 2/15/14	2,111	2,253
Axis Capital Holdings Ltd. 5.75% 12/1/14	617	662
Berkshire Hathaway, Inc. 3.2% 2/11/15	6,700	7,074
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(k)	1,646	1,555
Jackson National Life Global Funding 5.375% 5/8/13 (f)	831	901
Liberty Mutual Group, Inc. 6.5% 3/15/35 (f)	656	598
MetLife, Inc.:
5% 6/15/15	1,285	1,409
6.125% 12/1/11	1,214	1,285
Metropolitan Life Global Funding I:
5.125% 4/10/13 (f)	617	672
5.125% 6/10/14 (f)	2,943	3,261
Monumental Global Funding II 5.65% 7/14/11 (f)	1,925	1,977
Monumental Global Funding III 5.5% 4/22/13 (f)	2,432	2,633
Pacific Life Global Funding 5.15% 4/15/13 (f)	7,081	7,617
Prudential Financial, Inc.:
3.625% 9/17/12	4,198	4,356
5.15% 1/15/13	2,393	2,559
5.4% 6/13/35	499	492
5.5% 3/15/16	469	513
6.2% 1/15/15	520	585
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Symetra Financial Corp. 6.125% 4/1/16 (f)	$ 5,722	$ 5,902
The Chubb Corp. 5.75% 5/15/18	1,739	2,007
Unum Group 7.125% 9/30/16	4,350	4,898
		56,798
Real Estate Investment Trusts - 0.7%
AvalonBay Communities, Inc.:
4.95% 3/15/13	405	430
5.5% 1/15/12	1,415	1,493
Camden Property Trust:
5.375% 12/15/13	2,244	2,417
5.875% 11/30/12	741	795
Developers Diversified Realty Corp.:
5.25% 4/15/11	2,778	2,786
5.375% 10/15/12	1,432	1,430
7.5% 4/1/17	2,065	2,079
Duke Realty LP:
4.625% 5/15/13	765	794
5.875% 8/15/12	517	543
Equity One, Inc.:
6% 9/15/17	958	987
6.25% 1/15/17	545	570
Equity Residential 5.125% 3/15/16	3,150	3,427
Federal Realty Investment Trust:
5.4% 12/1/13	557	605
6% 7/15/12	3,239	3,475
6.2% 1/15/17	685	774
HRPT Properties Trust:
5.75% 11/1/15	982	1,040
6.25% 6/15/17	1,361	1,428
6.65% 1/15/18	699	750
UDR, Inc. 5.5% 4/1/14	4,753	5,083
Washington (REIT) 5.95% 6/15/11	4,044	4,163
		35,069
Real Estate Management & Development - 1.3%
AMB Property LP 5.9% 8/15/13	2,849	3,037
Arden Realty LP 5.2% 9/1/11	1,820	1,872
BioMed Realty LP 6.125% 4/15/20 (f)	1,467	1,585
Brandywine Operating Partnership LP:
5.625% 12/15/10	4,993	5,042
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP: - continued
5.7% 5/1/17	$ 2,271	$ 2,301
5.75% 4/1/12	2,357	2,435
Colonial Properties Trust 4.8% 4/1/11	10	10
Duke Realty LP:
5.4% 8/15/14	2,669	2,814
5.625% 8/15/11	3,502	3,579
6.25% 5/15/13	6,735	7,279
ERP Operating LP:
4.75% 7/15/20	2,895	3,030
5.375% 8/1/16	1,323	1,457
5.5% 10/1/12	2,159	2,330
5.75% 6/15/17	4,704	5,311
Liberty Property LP:
5.125% 3/2/15	1,084	1,146
5.5% 12/15/16	1,658	1,786
6.625% 10/1/17	2,744	3,140
Mack-Cali Realty LP 7.75% 2/15/11	1,326	1,358
Post Apartment Homes LP 6.3% 6/1/13	4,169	4,502
Reckson Operating Partnership LP 5.15% 1/15/11	312	313
Regency Centers LP:
4.95% 4/15/14	675	709
5.25% 8/1/15	2,356	2,522
5.875% 6/15/17	1,166	1,264
Simon Property Group LP:
4.2% 2/1/15	1,570	1,678
5.3% 5/30/13	50	55
Tanger Properties LP 6.15% 11/15/15	372	411
		60,966
Thrifts & Mortgage Finance - 0.9%
Bank of America Corp.:
3.7% 9/1/15	9,760	9,742
5.65% 5/1/18	6,426	6,682
Countrywide Financial Corp. 5.8% 6/7/12	6,701	7,128
First Niagara Financial Group, Inc. 6.75% 3/19/20	3,857	4,234
Independence Community Bank Corp.:
2.353% 4/1/14 (k)	5,364	5,161
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Independence Community Bank Corp.: - continued
4.9% 9/23/10	$ 1,873	$ 1,876
US Central Federal Credit Union 1.9% 10/19/12	6,480	6,644
		41,467
TOTAL FINANCIALS		767,159
HEALTH CARE - 0.9%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	3,264	3,908
Health Care Equipment & Supplies - 0.1%
Medtronic, Inc. 4.45% 3/15/20	4,540	4,995
Health Care Providers & Services - 0.3%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,930	1,932
6.3% 8/15/14	3,995	4,260
Express Scripts, Inc.:
5.25% 6/15/12	3,081	3,287
6.25% 6/15/14	1,824	2,103
WellPoint, Inc. 4.35% 8/15/20	5,000	5,155
		16,737
Pharmaceuticals - 0.4%
Merck & Co., Inc. 5% 6/30/19	2,152	2,499
Roche Holdings, Inc. 5% 3/1/14 (f)	6,563	7,326
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC 3% 6/15/15	6,900	7,192
		17,017
TOTAL HEALTH CARE		42,657
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.4% 12/15/11 (f)	1,021	1,080
Airlines - 0.4%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	254	256
Continental Airlines, Inc.:
6.648% 3/15/19	3,115	3,157
6.795% 2/2/20	240	230
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc.: - continued
6.82% 5/1/18	$ 244	$ 244
6.9% 7/2/19	903	927
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	373	383
7.57% 11/18/10	12,193	12,315
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	2,118	2,005
8.36% 7/20/20	1,459	1,457
		20,974
Industrial Conglomerates - 0.1%
Covidien International Finance SA:
5.45% 10/15/12	738	806
6% 10/15/17	3,234	3,848
		4,654
TOTAL INDUSTRIALS		26,708
INFORMATION TECHNOLOGY - 0.7%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	3,258	3,645
6% 10/1/12	4,281	4,633
6.55% 10/1/17	2,606	3,048
		11,326
Office Electronics - 0.3%
Xerox Corp.:
4.25% 2/15/15	11,600	12,356
5.5% 5/15/12	1,768	1,887
		14,243
Software - 0.2%
Oracle Corp. 3.875% 7/15/20 (f)	6,900	7,339
TOTAL INFORMATION TECHNOLOGY		32,908
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.9%
Chemicals - 0.2%
Dow Chemical Co. 4.85% 8/15/12	$ 8,061	$ 8,507
Lubrizol Corp. 8.875% 2/1/19	1,024	1,316
		9,823
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	2,024	2,225
Containers & Packaging - 0.1%
Pactiv Corp.:
5.875% 7/15/12	1,892	2,007
6.4% 1/15/18	1,931	2,003
		4,010
Metals & Mining - 0.6%
Anglo American Capital PLC:
9.375% 4/8/14 (f)	2,770	3,369
9.375% 4/8/19 (f)	3,822	5,098
BHP Billiton Financial (USA) Ltd.:
5.125% 3/29/12	2,182	2,316
5.5% 4/1/14	1,622	1,825
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (f)	2,211	2,439
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	3,604	4,012
6.5% 7/15/18	4,332	5,129
Vale Overseas Ltd. 6.25% 1/23/17	2,564	2,875
		27,063
TOTAL MATERIALS		43,121
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.1%
AT&T Broadband Corp. 8.375% 3/15/13	2,855	3,317
AT&T, Inc.:
5.5% 2/1/18	4,660	5,381
6.7% 11/15/13	1,296	1,501
British Telecommunications PLC 9.375% 12/15/10 (d)	3,439	3,516
CenturyTel, Inc. 6.15% 9/15/19	3,860	3,920
Deutsche Telekom International Financial BV 5.25% 7/22/13	2,703	2,956
France Telecom SA 7.75% 3/1/11 (d)	613	634
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.:
5.1% 9/15/14	$ 2,395	$ 2,693
5.875% 2/1/12	3,018	3,223
5.875% 8/15/12	1,080	1,179
Sprint Capital Corp. 7.625% 1/30/11	2,040	2,076
Telecom Italia Capital SA:
4.95% 9/30/14	3,542	3,724
5.25% 10/1/15	2,889	3,076
Telefonica Emisiones SAU:
3.729% 4/27/15	8,664	8,960
6.421% 6/20/16	1,283	1,479
Verizon New England, Inc. 6.5% 9/15/11	1,086	1,146
Verizon New York, Inc. 6.875% 4/1/12	6,027	6,512
		55,293
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV 3.625% 3/30/15	4,500	4,706
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	8,332	9,002
Sprint Nextel Corp. 6% 12/1/16	1,159	1,082
Verizon Wireless Capital LLC 5.55% 2/1/14	2,621	2,966
Vodafone Group PLC:
5% 12/16/13	2,536	2,772
5.5% 6/15/11	3,824	3,963
		24,491
TOTAL TELECOMMUNICATION SERVICES		79,784
UTILITIES - 2.5%
Electric Utilities - 1.2%
AmerenUE 6.4% 6/15/17	3,299	3,867
Cleveland Electric Illuminating Co. 5.65% 12/15/13	4,542	4,959
Commonwealth Edison Co. 5.4% 12/15/11	4,828	5,090
EDP Finance BV:
4.9% 10/1/19 (f)	1,200	1,111
5.375% 11/2/12 (f)	2,201	2,275
6% 2/2/18 (f)	4,164	4,170
Enel Finance International SA 5.7% 1/15/13 (f)	921	993
Exelon Corp. 4.9% 6/15/15	3,038	3,331
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,018	1,086
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Solutions Corp.: - continued
6.05% 8/15/21	$ 2,370	$ 2,511
Illinois Power Co. 6.125% 11/15/17	455	525
Mid-American Energy Co. 5.65% 7/15/12	213	230
Nevada Power Co.:
6.5% 5/15/18	6,784	8,135
6.5% 8/1/18	1,734	2,088
Oncor Electric Delivery Co. 6.375% 5/1/12	3,016	3,252
Pennsylvania Electric Co. 6.05% 9/1/17	844	956
PPL Capital Funding, Inc. 6.7% 3/30/67 (k)	4,530	4,247
Progress Energy, Inc. 7.1% 3/1/11	3,738	3,853
Sierra Pacific Power Co. 5.45% 9/1/13	1,722	1,888
		54,567
Gas Utilities - 0.1%
Texas Eastern Transmission Corp. 7.3% 12/1/10	4,154	4,218
Independent Power Producers & Energy Traders - 0.4%
Duke Capital LLC 5.668% 8/15/14	2,270	2,528
Exelon Generation Co. LLC:
5.2% 10/1/19	6,500	7,217
5.35% 1/15/14	1,687	1,856
PPL Energy Supply LLC 6.3% 7/15/13	8,190	9,116
		20,717
Multi-Utilities - 0.8%
Consolidated Edison Co. of New York, Inc.:
Series 2000 B:
7.5% 9/1/10	85	85
7.5% 9/1/10	108	108
4.45% 6/15/20	4,620	5,092
Dominion Resources, Inc.:
4.75% 12/15/10	4,341	4,393
6.3% 9/30/66 (k)	3,925	3,690
7.5% 6/30/66 (k)	3,601	3,673
DTE Energy Co. 7.05% 6/1/11	1,804	1,884
KeySpan Corp. 7.625% 11/15/10	594	602
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	3,225	3,510
National Grid PLC 6.3% 8/1/16	1,631	1,912
NiSource Finance Corp.:
5.25% 9/15/17	2,656	2,874
5.4% 7/15/14	1,487	1,626
5.45% 9/15/20	313	335
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
6.4% 3/15/18	$ 1,465	$ 1,682
7.875% 11/15/10	1,450	1,469
Wisconsin Energy Corp. 6.25% 5/15/67 (k)	5,542	5,237
WPS Resources Corp. 6.11% 12/1/66 (k)	975	882
		39,054
TOTAL UTILITIES		118,556
TOTAL NONCONVERTIBLE BONDS (Cost $1,324,199)		1,469,186
U.S. Government and Government Agency Obligations - 44.1%

Other Government Related - 1.0%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (g)	3,370	3,454
3.125% 6/15/12 (FDIC Guaranteed) (g)	4,498	4,699
Citigroup Funding, Inc.:
1.875% 11/15/12 (FDIC Guaranteed) (g)	10,700	10,964
2.125% 7/12/12 (FDIC Guaranteed) (g)	2,250	2,313
2.25% 12/10/12 (FDIC Guaranteed) (g)	10,850	11,214
General Electric Capital Corp. 2% 9/28/12 (FDIC Guaranteed) (g)	12,980	13,333
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (g)	2,149	2,247
TOTAL OTHER GOVERNMENT RELATED		48,224
U.S. Government Agency Obligations - 6.0%
Fannie Mae:
0.625% 9/24/12	51,340	51,273
1% 9/23/13	6,120	6,129
1.125% 7/30/12	7,160	7,226
1.25% 8/20/13	12,960	13,084
2.5% 5/15/14	138,546	145,108
2.75% 3/13/14	5,036	5,327
4.625% 10/15/13	1,967	2,188
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Federal Home Loan Bank:
1.125% 5/18/12	$ 3,870	$ 3,906
1.625% 11/21/12	7,720	7,872
1.75% 8/22/12	7,820	7,987
Freddie Mac:
0.875% 10/28/13	3,351	3,340
1.75% 6/15/12	3,557	3,629
2.125% 9/21/12	11,730	12,074
2.5% 1/7/14	15,592	16,334
2.5% 4/23/14	5,680	5,959
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	169	171
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		291,607
U.S. Treasury Obligations - 37.1%
U.S. Treasury Notes:
0.625% 6/30/12	11,672	11,707
0.625% 7/31/12	66,083	66,285
0.75% 8/15/13	3,122	3,126
1.375% 2/15/13	23,979	24,430
1.75% 7/31/15 (e)	126,788	129,453
1.875% 6/30/15	35,653	36,633
2.375% 9/30/14 (h)	243,060	255,744
2.375% 10/31/14	14,783	15,550
2.5% 3/31/15	17,997	19,033
2.5% 4/30/15	126,042	133,299
2.625% 7/31/14	110,000	116,849
2.75% 11/30/16	25,000	26,467
3% 9/30/16	83,994	90,294
3.125% 10/31/16	65,084	70,413
3.125% 1/31/17 (h)	69,686	75,255
3.375% 6/30/13	28,369	30,550
3.5% 5/15/20	223,398	243,522
3.625% 2/15/20	227,401	250,354
3.75% 11/15/18	105,847	118,573
4% 8/15/18	63,000	71,800
TOTAL U.S. TREASURY OBLIGATIONS		1,789,337
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,022,304)		2,129,168
U.S. Government Agency - Mortgage Securities - 5.5%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 4.2%
1.85% 10/1/33 (k)	$ 273	$ 281
1.94% 10/1/33 (k)	103	107
1.946% 4/1/36 (k)	5,967	6,166
1.971% 12/1/34 (k)	249	257
1.972% 2/1/33 (k)	218	226
1.972% 1/1/35 (k)	3,322	3,439
1.983% 3/1/35 (k)	167	173
2.02% 7/1/35 (k)	7,062	7,332
2.065% 7/1/35 (k)	105	108
2.136% 3/1/35 (k)	39	40
2.582% 3/1/35 (k)	118	124
2.593% 6/1/36 (k)	217	227
2.618% 7/1/35 (k)	1,028	1,076
2.627% 7/1/34 (k)	523	545
2.66% 7/1/33 (k)	3,059	3,207
2.664% 6/1/34 (k)	1,182	1,236
2.709% 8/1/35 (k)	1,138	1,193
2.747% 7/1/35 (k)	812	847
2.782% 10/1/35 (k)	374	388
2.798% 10/1/33 (k)	313	328
2.804% 7/1/34 (k)	5,531	5,783
2.822% 12/1/33 (k)	7,482	7,800
2.844% 11/1/36 (k)	1,425	1,497
2.845% 7/1/34 (k)	119	124
2.858% 5/1/35 (k)	541	569
2.898% 8/1/33 (k)	2,723	2,844
3.03% 7/1/35 (k)	468	489
3.043% 2/1/34 (k)	70	74
3.2% 9/1/34 (k)	2,056	2,146
3.201% 1/1/40 (k)	4,304	4,487
3.228% 9/1/36 (k)	2,048	2,168
3.295% 11/1/36 (k)	1,507	1,580
3.319% 9/1/35 (k)	4,914	5,131
3.33% 4/1/35 (k)	4,650	4,872
3.343% 1/1/40 (k)	6,738	7,058
3.407% 10/1/37 (k)	178	187
3.5% 10/1/25 (n)	47,960	49,723
3.587% 12/1/39 (k)	1,249	1,308
3.603% 3/1/40 (k)	5,205	5,480
3.774% 10/1/39 (k)	3,021	3,167
4% 7/1/18	4,174	4,456
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.248% 7/1/37 (k)	$ 489	$ 515
4.5% 8/1/18 to 7/1/20	9,916	10,598
5.5% 7/1/16 to 6/1/36	28,721	31,065
5.712% 9/1/35 (k)	1,000	1,058
6.5% 4/1/13 to 3/1/35	16,895	18,662
7% 7/1/25 to 2/1/32	37	41
7.5% 8/1/13 to 8/1/29	450	509
12.5% 4/1/15	5	5
TOTAL FANNIE MAE		200,696
Freddie Mac - 1.2%
2.044% 4/1/35 (k)	1,850	1,921
2.624% 1/1/35 (k)	172	180
2.664% 6/1/35 (k)	434	456
2.957% 3/1/36 (k)	539	559
3.088% 3/1/35 (k)	1,686	1,776
3.518% 12/1/39 (k)	3,947	4,133
3.54% 3/1/33 (k)	37	39
3.542% 4/1/40 (k)	3,381	3,541
3.586% 4/1/40 (k)	2,947	3,092
3.614% 2/1/40 (k)	7,278	7,647
4.5% 8/1/18	13,355	14,269
5% 3/1/19	15,778	16,873
5.367% 1/1/36 (k)	1,610	1,676
5.37% 11/1/35 (k)	952	1,008
5.416% 10/1/35 (k)	284	300
7% 10/1/10 to 7/1/13	34	34
7.5% 12/1/10 to 1/1/33	221	244
TOTAL FREDDIE MAC		57,748
Ginnie Mae - 0.1%
7% 1/15/28 to 11/15/32	4,707	5,248
7.5% 3/15/28	5	5
8% 7/15/17 to 5/15/22	1,179	1,308
TOTAL GINNIE MAE		6,561
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $256,454)		265,005
Asset-Backed Securities - 6.1%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7338% 4/25/35 (k)	$ 821	$ 471
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0138% 3/25/34 (k)	69	67
Class M2, 1.9138% 3/25/34 (k)	356	232
Series 2005-HE2 Class M2, 0.7138% 4/25/35 (k)	88	78
Series 2006-HE2 Class M3, 0.6038% 5/25/36 (k)	9	0*
Series 2006-OP1:
Class M4, 0.6338% 4/25/36 (k)	77	3
Class M5, 0.6538% 4/25/36 (k)	19	0*
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2963% 9/20/13 (k)	185	184
Series 2006-A7 Class A7, 0.2863% 10/20/12 (k)	195	194
Series 2006-C1 Class C1, 0.7463% 10/20/14 (k)	59	11
Series 2007-A4 Class A4, 0.2963% 4/22/13 (k)	423	420
Series 2007-D1 Class D, 1.6663% 1/22/13 (f)(k)	4,593	0
Ally Auto Receivables Trust:
Series 2009 B Class A3, 1.98% 10/15/13 (f)	7,320	7,446
Series 2009-A:
Class A3, 2.33% 6/17/13 (f)	1,840	1,878
Class A4, 3% 10/15/15 (f)	1,820	1,903
Series 2010-1 Class A4, 2.3% 12/15/14	6,270	6,427
Ally Master Owner Trust:
Series 2010-1 Class A, 2.0259% 1/15/15 (f)(k)	11,750	11,976
Series 2010-2 Class A, 4.25% 4/15/17 (f)	4,540	4,790
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	74	74
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1 Class D, 5.62% 9/8/14	714	717
Series 2007-2M Class A3, 5.22% 6/8/12	44	44
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9638% 12/25/33 (k)	47	34
Series 2004-R2 Class M3, 0.8138% 4/25/34 (k)	69	8
Series 2005-R2 Class M1, 0.7138% 4/25/35 (k)	930	722
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7188% 3/25/34 (k)	22	15
Series 2004-W11 Class M2, 0.9638% 11/25/34 (k)	253	149
Series 2004-W7 Class M1, 0.8138% 5/25/34 (k)	968	439
Series 2006-W4 Class A2C, 0.4238% 5/25/36 (k)	654	225
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0888% 4/25/34 (k)	1,202	722
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2006-HE2 Class M1, 0.6338% 3/25/36 (k)	$ 193	$ 14
Axon Financial Funding Ltd. 1.1336% 4/4/17 (c)(f)(k)	4,149	0*
Bank of America Auto Trust:
Series 2009-1A:
Class A3, 2.67% 7/15/13 (f)	6,660	6,764
Class A4, 3.52% 6/15/16 (f)	3,600	3,776
Series 2009-2A Class A3, 2.13% 9/15/13 (f)	2,900	2,938
Series 2009-3A Class A3, 1.67% 12/15/13 (f)	7,000	7,078
Series 2010-2 Class A3, 1.31% 7/15/14	7,730	7,800
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.0138% 2/25/35 (k)	1,896	968
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.2883% 12/1/41 (k)	774	773
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5483% 12/26/24 (k)	988	939
C-BASS Trust Series 2006-CB7 Class A2, 0.3238% 10/25/36 (k)	115	113
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	1,506	1,516
Class C, 5.31% 6/15/12	1,205	1,224
Series 2007-1 Class C, 5.38% 11/15/12	429	448
Series 2007-SN2 Class A4, 1.3059% 5/16/11 (f)(k)	2,678	2,678
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	2,688	2,757
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14	9,300	9,705
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16	2,600	2,862
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7163% 7/20/39 (f)(k)	327	65
Class B, 1.0163% 7/20/39 (f)(k)	189	9
Class C, 1.3663% 7/20/39 (f)(k)	243	5
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	589	606
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5638% 7/25/36 (k)	514	53
Series 2006-NC2 Class M7, 1.1138% 6/25/36 (k)	304	12
Series 2006-NC3 Class M10, 2.2638% 8/25/36 (f)(k)	680	32
Series 2006-NC4 Class M1, 0.5638% 10/25/36 (k)	165	20
Series 2006-RFC1 Class M9, 2.1338% 5/25/36 (k)	133	8
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Carrington Mortgage Loan Trust: - continued
Series 2007-RFC1 Class A3, 0.4038% 12/25/36 (k)	$ 812	$ 309
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4463% 5/20/17 (f)(k)	103	93
Series 2005-1A Class A1, 4.67% 5/20/17 (f)	336	339
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14	2,992	3,260
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (f)	8,250	8,279
Citibank Credit Card Issuance Trust:
Series 2007-B6 Class B6, 5% 11/8/12	6,185	6,227
Series 2008-A5 Class A5, 4.85% 4/22/15	5,489	6,017
Series 2009-A5 Class A5, 2.25% 12/23/14	13,500	13,877
CitiFinancial Auto Issuance Trust Series 2009-1 Class A3, 2.59% 10/15/13 (f)	6,500	6,610
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5338% 5/25/37 (k)	345	16
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3238% 6/25/47 (k)	75	72
Series 2007-4 Class A1A, 0.4488% 9/25/37 (k)	469	436
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	149	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2338% 4/25/34 (k)	72	26
Series 2004-4 Class M2, 1.0588% 6/25/34 (k)	265	139
Series 2005-3 Class MV1, 0.6838% 8/25/35 (k)	548	516
Series 2005-AB1 Class A2, 0.4738% 8/25/35 (k)	83	81
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (f)	379	385
Series 2007-C Class A3, 5.43% 5/15/12 (f)	46	47
DaimlerChrysler Auto Trust Series 2006-A Class B, 5.14% 9/8/12	670	671
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (f)	2,309	2,150
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7759% 5/28/35 (k)	18	13
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4388% 8/25/34 (k)	208	95
Series 2006-3 Class 2A3, 0.4238% 11/25/36 (k)	3,188	1,142
Ford Credit Auto Owner Trust:
Series 2006-B:
Class C, 5.68% 6/15/12	1,940	1,989
Class D, 7.26% 2/15/13 (f)	2,696	2,773
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ford Credit Auto Owner Trust: - continued
Series 2006-C:
Class B, 5.3% 6/15/12	$ 450	$ 466
Class D, 6.89% 5/15/13 (f)	1,855	1,928
Series 2007-A Class D, 7.05% 12/15/13 (f)	1,014	1,073
Series 2009-B Class A3, 2.79% 8/15/13	5,430	5,534
Series 2009-C Class A4, 4.43% 11/15/14	3,490	3,752
Series 2009-D Class A4, 2.98% 8/15/14	2,100	2,190
Series 2009-E Class A3, 1.51% 1/15/14	4,800	4,844
Series 2010-B:
Class A3, 0.98% 10/15/14	4,170	4,186
Class A4, 1.58% 9/15/15	9,100	9,193
Ford Credit Floorplan Master Owner Trust:
Series 2006-4:
Class A, 0.5259% 6/15/13 (k)	4,500	4,473
Class B, 0.8259% 6/15/13 (k)	348	343
Series 2010-1 Class A, 1.9259% 12/15/14 (f)(k)	8,200	8,380
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	53	54
Series 2007-1:
Class A4, 5.03% 2/16/15	359	359
Class C, 5.43% 2/16/15	453	447
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7538% 1/25/35 (k)	427	149
Class M4, 0.9438% 1/25/35 (k)	164	18
Series 2006-D Class M1, 0.4938% 11/25/36 (k)	239	8
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6975% 2/25/47 (f)(k)	1,457	994
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)	1,346	1,077
GE Business Loan Trust:
Series 2003-1 Class A, 0.7059% 4/15/31 (f)(k)	124	109
Series 2006-2A:
Class A, 0.4559% 11/15/34 (f)(k)	1,610	1,296
Class B, 0.5559% 11/15/34 (f)(k)	583	350
Class C, 0.6559% 11/15/34 (f)(k)	966	387
Class D, 1.0259% 11/15/34 (f)(k)	368	88
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	10,500	10,673
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4259% 9/15/17 (k)	786	775
Goal Capital Funding Trust Series 2007-1 Class C1, 0.9383% 6/25/42 (k)	545	440
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	$ 40	$ 41
Class C, 5.74% 12/15/14	86	87
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (f)(k)	273	65
Class M1, 0.9138% 6/25/34 (k)	1,379	856
Series 2007-HE1 Class M1, 0.5138% 3/25/47 (k)	547	33
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6138% 4/25/36 (k)	92	2
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3438% 5/25/30 (f)(k)	294	77
Series 2006-3:
Class B, 0.6638% 9/25/46 (f)(k)	468	94
Class C, 0.8138% 9/25/46 (f)(k)	688	103
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5838% 8/25/33 (k)	338	215
Series 2003-3 Class M1, 1.5538% 8/25/33 (k)	366	253
Series 2003-5 Class A2, 0.9638% 12/25/33 (k)	15	8
Series 2005-5 Class 2A2, 0.5138% 11/25/35 (k)	67	66
Series 2006-1 Class 2A3, 0.4888% 4/25/36 (k)	895	861
Series 2006-8 Class 2A1, 0.3138% 3/25/37 (k)	7	7
Honda Auto Receivables Owner Trust:
Series 2009-3 Class A3, 2.31% 5/15/13	3,000	3,048
Series 2010-1 Class A4, 1.98% 5/23/16	1,770	1,813
Series 2010-2 Class A4, 1.92% 6/18/13	9,820	10,030
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5563% 3/20/36 (k)	362	277
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4538% 1/25/37 (k)	766	238
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	2,320	2,356
John Deere Owner Trust Series 2009-B Class A-3, 1.57% 10/15/13	6,320	6,376
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5638% 7/25/36 (k)	151	7
Series 2007-CH1:
Class AV4, 0.3938% 11/25/36 (k)	764	581
Class MV1, 0.4938% 11/25/36 (k)	621	347
Series 2007-CH3 Class M1, 0.5638% 3/25/37 (k)	423	23
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.8672% 12/27/29 (k)	375	312
Series 2006-A Class 2C, 1.6872% 3/27/42 (k)	2,280	352
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	$ 1,686	$ 1,715
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3438% 6/25/34 (k)	71	48
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)	15	14
Class C, 5.691% 10/20/28 (f)	7	6
Class D, 6.01% 10/20/28 (f)	80	64
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5238% 10/25/36 (k)	272	16
Series 2007-HE1 Class M1, 0.5638% 5/25/37 (k)	353	19
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0138% 7/25/34 (k)	142	61
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	158	160
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9138% 7/25/34 (k)	471	362
Series 2006-FM1 Class A2B, 0.3738% 4/25/37 (k)	1,133	983
Series 2006-MLN1 Class A2A, 0.3338% 7/25/37 (k)	19	19
Series 2006-OPT1 Class A1A, 0.5238% 6/25/35 (k)	1,964	1,386
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6038% 8/25/34 (k)	26	17
Series 2005-NC1 Class M1, 0.7038% 1/25/35 (k)	180	92
Series 2005-NC2 Class B1, 1.4338% 3/25/35 (k)	188	22
Series 2007-HE2 Class M1, 0.5138% 1/25/37 (k)	194	6
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (m)	2,406	344
Series 2006-1 Class AIO, 5.5% 4/25/11 (m)	305	8
Series 2006-2 Class AIO, 6% 8/25/11 (m)	170	8
Series 2006-3 Class AIO, 7.1% 1/25/12 (m)	274	21
Series 2006-4:
Class A1, 0.2938% 3/25/25 (k)	199	196
Class AIO, 6.35% 2/27/12 (m)	871	74
Class D, 1.3638% 5/25/32 (k)	1,745	25
Series 2007-1 Class AIO, 7.27% 4/25/12 (m)	1,172	126
Series 2007-2 Class AIO, 6.7% 7/25/12 (m)	996	117
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7738% 9/25/35 (k)	642	264
Series 2005-D Class M2, 0.7338% 2/25/36 (k)	525	68
Nissan Auto Lease Trust:
Series 2009-A Class A3, 2.92% 12/15/11	2,550	2,577
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Nissan Auto Lease Trust: - continued
Series 2009-B Class A3, 2.07% 1/15/15	$ 4,770	$ 4,825
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3838% 3/25/36 (k)	17	17
Ocala Funding LLC Series 2006-1A Class A, 1.6663% 3/20/11 (c)(f)(k)	530	196
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3538% 5/25/37 (k)	18	17
Series 2007-6 Class 2A1, 0.3238% 7/25/37 (k)	32	31
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5138% 9/25/34 (k)	240	104
Class M4, 1.7138% 9/25/34 (k)	308	49
Series 2005-WCH1:
Class M2, 0.7838% 1/25/36 (k)	1,658	1,402
Class M3, 0.8238% 1/25/36 (k)	215	138
Class M4, 1.0938% 1/25/36 (k)	665	209
Series 2005-WHQ2:
Class M7, 1.5138% 5/25/35 (k)	788	12
Class M9, 2.1438% 5/25/35 (k)	131	0*
Providian Master Note Trust Series 2006-C1A Class C1, 0.8259% 3/15/15 (f)(k)	1,893	1,885
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4938% 12/25/36 (k)	358	14
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0638% 4/25/33 (k)	2	2
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0588% 3/25/35 (k)	753	494
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9838% 1/25/36 (k)	70	2
Series 2006-FR4 Class A2A, 0.3438% 8/25/36 (k)	36	17
Series 2007-NC1 Class A2A, 0.3138% 12/25/36 (k)	15	15
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4881% 3/20/19 (f)(k)	434	405
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4871% 6/15/33 (k)	572	35
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (f)	484	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4138% 9/25/34 (k)	53	13
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)	747	750
Swift Master Auto Receivables Trust Series 2007-2 Class A, 0.9259% 10/15/12 (k)	2,114	2,112
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1238% 9/25/34 (k)	$ 168	$ 105
Toyota Auto Receivables Owner Trust Series 2010-B Class M3, 1.04% 2/18/14	2,740	2,753
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0936% 4/6/42 (f)(k)	1,761	88
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	418	427
USAA Auto Owner Trust:
Series 2009-1 Class A4, 4.77% 9/15/14	3,080	3,294
Series 2009-2 Class A3, 1.54% 2/18/14	5,960	6,014
Volkswagen Auto Lease Trust Series 2009-A Class A3, 3.41% 4/16/12	4,300	4,376
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (f)	72	72
Series 2006-2A:
Class B, 5.29% 6/20/12 (f)	283	285
Class D, 5.54% 12/20/12 (f)	430	437
Class E, 7.05% 5/20/14 (f)	3,037	3,093
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	400	0
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7759% 8/15/15 (f)(k)	4,281	4,243
Series 2007-A4A Class A4, 5.2% 10/15/14 (f)	4,748	4,774
Series 2007-A5A Class A5, 1.0259% 10/15/14 (f)(k)	680	680
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(f)	3	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2978% 10/25/44 (f)(k)	806	266
TOTAL ASSET-BACKED SECURITIES (Cost $287,822)		292,537
Collateralized Mortgage Obligations - 1.9%

Private Sponsor - 1.7%
Arkle Master Issuer PLC floater Series 2006-1A Class 4A1, 0.4594% 2/17/52 (f)(k)	11,100	11,020
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.9575% 4/12/56 (f)(k)	643	386
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (f)	3,907	3,964
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.6145% 1/25/34 (k)	$ 1,009	$ 902
Series 2004-1 Class 2A2, 3.6636% 10/25/34 (k)	735	654
Series 2004-A Class 2A2, 3.5151% 2/25/34 (k)	214	189
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (k)	90	79
Class 2A2, 3.0586% 3/25/34 (k)	656	599
Series 2004-D Class 2A2, 2.9566% 5/25/34 (k)	1,505	1,400
Series 2004-G Class 2A7, 3.195% 8/25/34 (k)	1,334	1,160
Series 2004-H Class 2A1, 3.7091% 9/25/34 (k)	1,217	1,064
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4276% 10/12/41 (f)(k)(m)	3,341	37
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 3.2363% 2/25/37 (k)	593	568
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0914% 12/10/49 (k)	1,207	1,289
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (k)	1,348	270
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7759% 7/16/34 (f)(k)	1,207	1,177
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6638% 5/25/33 (k)	6	6
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.8818% 11/25/34 (k)	1,275	1,230
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3566% 11/19/37 (k)	25	25
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.6847% 10/18/54 (f)(k)	1,754	1,716
Class C2, 0.9947% 10/18/54 (f)(k)	587	567
Class M2, 0.7747% 10/18/54 (f)(k)	1,007	970
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.8155% 11/20/56 (f)(k)	1,404	1,326
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.9975% 10/11/41 (f)(k)	1,402	1,381
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8163% 12/20/54 (k)	151	66
Series 2006-1A Class C2, 0.8663% 12/20/54 (f)(k)	3,085	1,357
Series 2006-2 Class C1, 0.7363% 12/20/54 (k)	2,445	1,088
Series 2006-3 Class C2, 0.7663% 12/20/54 (k)	506	228
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-4:
Class B1, 0.3563% 12/20/54 (k)	$ 2,386	$ 1,778
Class C1, 0.6463% 12/20/54 (k)	1,459	642
Class M1, 0.4363% 12/20/54 (k)	629	406
Series 2007-1:
Class 1C1, 0.5663% 12/20/54 (k)	1,115	496
Class 1M1, 0.4163% 12/20/54 (k)	754	483
Class 2C1, 0.6963% 12/20/54 (k)	506	225
Class 2M1, 0.5163% 12/20/54 (k)	969	620
Series 2007-2 Class 2C1, 0.7019% 12/17/54 (k)	1,341	583
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9713% 1/20/44 (k)	194	106
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4866% 5/19/35 (k)	173	109
Holmes Master Issuer PLC floater:
Series 2006-1A Class 3A1, 0.6059% 7/15/40 (f)(k)	9,590	9,576
Series 2007-1 Class 3A1, 0.6059% 7/15/40 (k)	10,044	9,966
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (k)	78	80
Class A3, 5.447% 6/12/47 (k)	2,289	2,442
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 2.8213% 12/25/34 (k)	917	835
Series 2006-A2 Class 5A1, 3.3347% 11/25/33 (k)	1,207	1,131
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4738% 5/25/47 (k)	509	319
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4938% 10/25/36 (k)	403	2
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4338% 2/25/37 (k)	969	647
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.446% 6/15/22 (f)(k)	181	155
Class C, 0.466% 6/15/22 (f)(k)	785	667
Class D, 0.476% 6/15/22 (f)(k)	301	250
Class E, 0.486% 6/15/22 (f)(k)	483	367
Class F, 0.516% 6/15/22 (f)(k)	733	521
Class G, 0.586% 6/15/22 (f)(k)	259	176
Class H, 0.606% 6/15/22 (f)(k)	362	228
Class J, 0.646% 6/15/22 (f)(k)	422	223
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (k)	5,168	5,525
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5638% 3/25/37 (k)	$ 1,507	$ 104
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.9% 10/25/35 (k)	2,585	2,184
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6434% 7/10/35 (f)(k)	1,186	660
Class B6, 3.1434% 7/10/35 (f)(k)	327	160
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	781	791
Series 2004-SL3 Class A1, 7% 8/25/16	57	55
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7138% 6/25/33 (f)(k)	279	221
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)	170	170
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.1948% 7/20/34 (k)	18	9
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5288% 9/25/36 (k)	1,475	842
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 4.5346% 6/25/34 (k)	979	940
Series 2005-AR10 Class 2A2, 2.9141% 6/25/35 (k)	773	745
Series 2005-AR12 Class 2A6, 2.9082% 7/25/35 (k)	403	375
Series 2005-AR2 Class 2A2, 2.8765% 3/25/35 (k)	2,281	2,111
Series 2005-AR3 Class 2A1, 2.9468% 3/25/35 (k)	1,118	1,008
TOTAL PRIVATE SPONSOR		83,651
U.S. Government Agency - 0.2%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	352	380
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	1,199	1,300
Series 2004-86 Class KC, 4.5% 5/25/19	943	995
Freddie Mac planned amortization class Series 2104 Class PG, 6% 12/15/28	2,325	2,562
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2356 Class GD, 6% 9/15/16	1,241	1,341
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed planned amortization class: - continued
Series 2363 Class PF, 6% 9/15/16	$ 1,583	$ 1,708
Series 2425 Class JH, 6% 3/15/17	1,445	1,588
TOTAL U.S. GOVERNMENT AGENCY		9,874
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $80,092)		93,525
Commercial Mortgage Securities - 4.1%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8128% 2/14/43 (k)	888	965
Class A3, 6.8628% 2/14/43 (k)	958	1,039
Class A6, 7.1828% 2/14/43 (k)	1,412	1,510
Class PS1, 1.387% 2/14/43 (k)(m)	3,712	109
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7202% 5/10/45 (k)	1,409	1,516
Series 2006-4 Class A1, 5.363% 7/10/46 (k)	232	234
Series 2006-5:
Class A1, 5.185% 9/10/47	524	528
Class A3, 5.39% 9/10/47	1,683	1,815
Series 2006-6 Class A3, 5.369% 10/10/45	2,414	2,517
Series 2007-2 Class A1, 5.421% 4/10/49	302	311
Series 2007-4 Class A3, 5.811% 2/10/51 (k)	1,204	1,298
Series 2006-6 Class E, 5.619% 10/10/45 (f)	697	127
Series 2007-3 Class A3, 5.6578% 6/10/49 (k)	2,016	2,160
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2004-2:
Class A3, 4.05% 11/10/38	1,331	1,349
Class A4, 4.153% 11/10/38	1,531	1,583
Series 2004-4 Class A3, 4.128% 7/10/42	76	75
Series 2006-1 Class A1, 5.219% 9/10/45 (k)	812	815
Series 2001-3 Class H, 6.562% 4/11/37 (f)	675	668
Series 2001-PB1:
Class J, 7.166% 5/11/35 (f)	302	291
Class K, 6.15% 5/11/35 (f)	561	505
Series 2003-2 Class XP, 0.307% 3/11/41 (f)(k)(m)	11,983	8
Series 2005-6 Class A3, 5.1778% 9/10/47 (k)	2,173	2,245
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
Series 2007-1 Class B, 5.543% 1/15/49	$ 727	$ 238
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5859% 3/15/22 (f)(k)	518	425
Class D, 0.6359% 3/15/22 (f)(k)	525	410
Class E, 0.6759% 3/15/22 (f)(k)	434	326
Class F, 0.7459% 3/15/22 (f)(k)	277	194
Class G, 0.8059% 3/15/22 (f)(k)	179	117
Series 2006-BIX1:
Class C, 0.4559% 10/15/19 (f)(k)	775	643
Class D, 0.4859% 10/15/19 (f)(k)	947	795
Class E, 0.5159% 10/15/19 (f)(k)	878	727
Class F, 0.5859% 10/15/19 (f)(k)	1,724	1,387
Class G, 0.6059% 10/15/19 (f)(k)	609	424
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1138% 12/25/33 (f)(k)	59	35
Series 2004-1:
Class A, 0.6238% 4/25/34 (f)(k)	750	592
Class B, 2.1638% 4/25/34 (f)(k)	84	42
Class M1, 0.8238% 4/25/34 (f)(k)	68	46
Class M2, 1.4638% 4/25/34 (f)(k)	63	36
Series 2004-2:
Class A, 0.6938% 8/25/34 (f)(k)	598	473
Class M1, 0.8438% 8/25/34 (f)(k)	137	86
Series 2004-3:
Class A1, 0.6338% 1/25/35 (f)(k)	1,367	1,066
Class A2, 0.6838% 1/25/35 (f)(k)	196	127
Class M1, 0.7638% 1/25/35 (f)(k)	236	152
Class M2, 1.2638% 1/25/35 (f)(k)	93	57
Series 2005-2A:
Class A1, 0.5738% 8/25/35 (f)(k)	1,041	776
Class M1, 0.6938% 8/25/35 (f)(k)	45	26
Class M2, 0.7438% 8/25/35 (f)(k)	73	41
Class M3, 0.7638% 8/25/35 (f)(k)	41	21
Class M4, 0.8738% 8/25/35 (f)(k)	59	28
Series 2005-3A:
Class A1, 0.5838% 11/25/35 (f)(k)	327	243
Class A2, 0.6638% 11/25/35 (f)(k)	380	245
Class M1, 0.7038% 11/25/35 (f)(k)	61	31
Class M2, 0.7538% 11/25/35 (f)(k)	78	37
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-3A:
Class M3, 0.7738% 11/25/35 (f)(k)	$ 70	$ 32
Class M4, 0.8638% 11/25/35 (f)(k)	87	37
Series 2005-4A:
Class A2, 0.6538% 1/25/36 (f)(k)	758	485
Class B1, 1.6638% 1/25/36 (f)(k)	104	34
Class M1, 0.7138% 1/25/36 (f)(k)	245	127
Class M2, 0.7338% 1/25/36 (f)(k)	116	57
Class M3, 0.7638% 1/25/36 (f)(k)	107	49
Class M4, 0.8738% 1/25/36 (f)(k)	94	38
Class M5, 0.9138% 1/25/36 (f)(k)	94	36
Class M6, 0.9638% 1/25/36 (f)(k)	100	36
Series 2006-1:
Class A2, 0.6238% 4/25/36 (f)(k)	115	77
Class M1, 0.6438% 4/25/36 (f)(k)	66	33
Class M2, 0.6638% 4/25/36 (f)(k)	69	33
Class M3, 0.6838% 4/25/36 (f)(k)	60	26
Class M4, 0.7838% 4/25/36 (f)(k)	34	13
Class M5, 0.8238% 4/25/36 (f)(k)	33	13
Class M6, 0.9038% 4/25/36 (f)(k)	65	25
Series 2006-2A:
Class A1, 0.4938% 7/25/36 (f)(k)	2,484	1,919
Class A2, 0.5438% 7/25/36 (f)(k)	104	71
Class B1, 1.1338% 7/25/36 (f)(k)	62	16
Class B3, 2.9638% 7/25/36 (f)(k)	93	17
Class M1, 0.5738% 7/25/36 (f)(k)	109	52
Class M2, 0.5938% 7/25/36 (f)(k)	122	56
Class M3, 0.6138% 7/25/36 (f)(k)	101	41
Class M4, 0.6838% 7/25/36 (f)(k)	68	27
Class M5, 0.7338% 7/25/36 (f)(k)	84	30
Class M6, 0.8038% 7/25/36 (f)(k)	125	39
Series 2006-3A:
Class B1, 1.0638% 10/25/36 (f)(k)	110	22
Class B2, 1.6138% 10/25/36 (f)(k)	79	14
Class B3, 2.8638% 10/25/36 (f)(k)	129	21
Class M4, 0.6938% 10/25/36 (f)(k)	121	39
Class M5, 0.7438% 10/25/36 (f)(k)	145	41
Class M6, 0.8238% 10/25/36 (f)(k)	179	43
Series 2006-4A:
Class A1, 0.4938% 12/25/36 (f)(k)	440	327
Class A2, 0.5338% 12/25/36 (f)(k)	2,330	1,481
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class B1, 0.9638% 12/25/36 (f)(k)	$ 98	$ 24
Class B2, 1.5138% 12/25/36 (f)(k)	101	20
Class B3, 2.7138% 12/25/36 (f)(k)	171	19
Class M1, 0.5538% 12/25/36 (f)(k)	206	97
Class M2, 0.5738% 12/25/36 (f)(k)	137	59
Class M3, 0.6038% 12/25/36 (f)(k)	139	54
Class M4, 0.6638% 12/25/36 (f)(k)	166	59
Class M5, 0.7038% 12/25/36 (f)(k)	152	51
Class M6, 0.7838% 12/25/36 (f)(k)	137	44
Series 2007-1:
Class A2, 0.5338% 3/25/37 (f)(k)	519	327
Class B1, 0.9338% 3/25/37 (f)(k)	218	48
Class B2, 1.4138% 3/25/37 (f)(k)	158	29
Class B3, 3.6138% 3/25/37 (f)(k)	328	49
Class M1, 0.5338% 3/25/37 (f)(k)	191	86
Class M2, 0.5538% 3/25/37 (f)(k)	144	56
Class M3, 0.5838% 3/25/37 (f)(k)	128	45
Class M4, 0.6338% 3/25/37 (f)(k)	103	33
Class M5, 0.6838% 3/25/37 (f)(k)	159	46
Class M6, 0.7638% 3/25/37 (f)(k)	223	55
Series 2007-2A:
Class A1, 0.5338% 7/25/37 (f)(k)	458	321
Class A2, 0.5838% 7/25/37 (f)(k)	429	223
Class B1, 1.8638% 7/25/37 (f)(k)	176	26
Class B2, 2.5138% 7/25/37 (f)(k)	152	23
Class B3, 3.6138% 7/25/37 (f)(k)	170	22
Class M1, 0.6338% 7/25/37 (f)(k)	200	76
Class M2, 0.6738% 7/25/37 (f)(k)	109	33
Class M3, 0.7538% 7/25/37 (f)(k)	109	25
Class M4, 0.9138% 7/25/37 (f)(k)	219	44
Class M5, 1.0138% 7/25/37 (f)(k)	194	33
Class M6, 1.2638% 7/25/37 (f)(k)	245	38
Series 2007-3:
Class A2, 0.5538% 7/25/37 (f)(k)	412	251
Class B1, 1.2138% 7/25/37 (f)(k)	157	35
Class B2, 1.8638% 7/25/37 (f)(k)	296	65
Class B3, 4.2638% 7/25/37 (f)(k)	208	43
Class M1, 0.5738% 7/25/37 (f)(k)	140	63
Class M2, 0.6038% 7/25/37 (f)(k)	149	55
Class M3, 0.6338% 7/25/37 (f)(k)	235	76
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M4, 0.7638% 7/25/37 (f)(k)	$ 279	$ 84
Class M5, 0.8638% 7/25/37 (f)(k)	193	54
Class M6, 1.0638% 7/25/37 (f)(k)	146	35
Series 2007-4A:
Class B1, 2.8138% 9/25/37 (f)(k)	234	23
Class B2, 3.7138% 9/25/37 (f)(k)	641	58
Class M1, 1.2138% 9/25/37 (f)(k)	223	60
Class M2, 1.3138% 9/25/37 (f)(k)	223	51
Class M4, 1.8638% 9/25/37 (f)(k)	435	78
Class M5, 2.0138% 9/25/37 (f)(k)	435	65
Class M6, 2.2138% 9/25/37 (f)(k)	436	52
Series 2004-1 Class IO, 1.25% 4/25/34 (f)(m)	2,985	100
Series 2007-5A Class IO, 3.047% 10/25/37 (f)(k)(m)	6,800	734
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7159% 3/15/19 (f)(k)	363	265
Class H, 0.9259% 3/15/19 (f)(k)	244	137
Class J, 1.1259% 3/15/19 (f)(k)	183	99
Series 2007-BBA8:
Class D, 0.5259% 3/15/22 (f)(k)	349	203
Class E, 0.5759% 3/15/22 (f)(k)	1,818	1,000
Class F, 0.6259% 3/15/22 (f)(k)	1,115	569
Class G, 0.6759% 3/15/22 (f)(k)	376	181
Class H, 0.8259% 3/15/22 (f)(k)	349	140
Class J, 0.9759% 3/15/22 (f)(k)	349	112
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	426	433
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,208	1,227
Series 2006-T24 Class A1, 4.905% 10/12/41 (k)	999	1,017
Series 2007-PW17 Class A1, 5.282% 6/11/50	604	617
Series 2007-T26 Class A1, 5.145% 1/12/45 (k)	317	324
Series 2003-PWR2 Class X2, 0.4686% 5/11/39 (f)(k)(m)	9,357	49
Series 2003-T12 Class X2, 0.4996% 8/13/39 (f)(k)(m)	33,151	237
Series 2006-PW14 Class X2, 0.6529% 12/11/38 (f)(k)(m)	16,356	293
Series 2007-PW15 Class A1, 5.016% 2/11/44	283	290
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-PW16:
Class B, 5.7172% 6/11/40 (f)(k)	$ 193	$ 70
Class C, 5.7172% 6/11/40 (f)(k)	161	50
Class D, 5.7172% 6/11/40 (f)(k)	161	42
Series 2007-PW18 Class X2, 0.3206% 6/11/50 (f)(k)(m)	112,749	1,446
Series 2007-T28:
Class A1, 5.422% 9/11/42	178	184
Class X2, 0.1751% 9/11/42 (f)(k)(m)	56,388	440
C-BASS Trust floater Series 2006-SC1 Class A, 0.5338% 5/25/36 (f)(k)	417	246
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	1,418	1,529
Class XCL, 2.1172% 5/15/35 (f)(k)(m)	15,731	439
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	52	52
Class F, 7.734% 1/15/32	262	261
Series 2001-245 Class A2, 6.275% 2/12/16 (f)(k)	1,199	1,219
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5819% 8/15/21 (f)(k)	431	378
Class G, 0.6019% 8/15/21 (f)(k)	273	220
Class H, 0.6419% 8/15/21 (f)(k)	218	163
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (f)	2,030	1,877
Series 2007-C6 Class A1, 5.622% 12/10/49 (k)	4,067	4,140
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49	204	206
Class A2A, 5.237% 12/11/49	1,074	1,104
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,175	1,242
Class C, 5.476% 12/11/49	2,273	636
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8179% 5/15/46 (k)	1,207	1,290
Series 2006-C1 Class B, 5.359% 8/15/48	3,621	507
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5059% 4/15/17 (f)(k)	2,704	2,298
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
floater:
Series 2005-F10A:
Class C, 0.5459% 4/15/17 (f)(k)	$ 971	$ 796
Class D, 0.5859% 4/15/17 (f)(k)	428	334
Class E, 0.6459% 4/15/17 (f)(k)	136	102
Class F, 0.6859% 4/15/17 (f)(k)	78	54
Class G, 0.8259% 4/15/17 (f)(k)	78	49
Class H, 0.8959% 4/15/17 (f)(k)	78	40
Class J, 1.1259% 4/15/17 (f)(k)	59	24
Series 2005-FL11:
Class C, 0.5759% 11/15/17 (f)(k)	1,214	1,117
Class D, 0.6159% 11/15/17 (f)(k)	63	57
Class E, 0.6659% 11/15/17 (f)(k)	224	195
Class F, 0.7259% 11/15/17 (f)(k)	110	91
Class G, 0.7759% 11/15/17 (f)(k)	76	53
Series 2006-FL12 Class AJ, 0.4059% 12/15/20 (f)(k)	1,720	1,428
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (k)	18	18
Series 2006-C8 Class A3, 5.31% 12/10/46	3,439	3,584
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (f)	2,040	2,047
Series 2004-LBN2 Class X2, 0.8492% 3/10/39 (f)(k)(m)	2,763	10
Series 2006-C8:
Class B, 5.44% 12/10/46	2,090	651
Class XP, 0.4814% 12/10/46 (k)(m)	15,227	224
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class A1, 5.297% 12/15/39	57	57
Series 2007-C2:
Class A1, 5.269% 1/15/49	304	305
Class A3, 5.542% 1/15/49 (k)	2,414	2,400
Series 2007-C3:
Class A1, 5.664% 6/15/39 (k)	9	9
Class A4, 5.7223% 6/15/39 (k)	726	721
Series 2006-C4 Class AAB, 5.439% 9/15/39	3,435	3,669
Series 2006-C5 Class ASP, 0.6707% 12/15/39 (k)(m)	10,256	152
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)	1,249	1,247
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6259% 4/15/22 (f)(k)	4,306	1,722
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	$ 1,207	$ 1,262
Series 2002-CP5 Class A1, 4.106% 12/15/35	101	104
Series 2004-C1:
Class A3, 4.321% 1/15/37	299	304
Class A4, 4.75% 1/15/37	562	586
Series 1998-C1 Class D, 7.17% 5/17/40	68	68
Series 1999-C1 Class E, 7.8879% 9/15/41 (k)	104	104
Series 2001-CK6 Class AX, 0.8793% 8/15/36 (k)(m)	3,217	25
Series 2001-CKN5 Class AX, 1.9642% 9/15/34 (f)(k)(m)	9,688	120
Series 2003-C4 Class ASP, 0.4351% 8/15/36 (f)(k)(m)	9,038	0*
Series 2004-C1 Class ASP, 0.9553% 1/15/37 (f)(k)(m)	34,999	170
Series 2006-C1 Class A3, 5.5486% 2/15/39 (k)	3,187	3,449
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4259% 2/15/22 (f)(k)	457	306
Class C:
0.4459% 2/15/22 (f)(k)	840	479
0.5459% 2/15/22 (f)(k)	300	138
Class F, 0.5959% 2/15/22 (f)(k)	600	246
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	70	71
Series 2007-C1:
Class ASP, 0.4159% 2/15/40 (k)(m)	22,597	259
Class B, 5.487% 2/15/40 (f)(k)	1,845	221
Series 2010-16 Class A1, 3% 6/25/50	3,820	3,820
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	430	435
Class G, 6.936% 3/15/33 (f)	794	794
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,367	6,376
Series 2001-1 Class X1, 1.0321% 5/15/33 (f)(k)(m)	11,604	51
Series 2004-C1 Class X2, 1.1164% 11/10/38 (f)(k)(m)	7,338	29
Series 2005-C1 Class B, 4.846% 6/10/48 (k)	345	245
Series 2007-C1 Class XP, 0.2009% 12/10/49 (k)(m)	25,258	157
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.6149% 4/10/40 (f)(k)(m)	$ 7,452	$ 14
Series 2004-C3 Class X2, 0.6312% 12/10/41 (k)(m)	22,053	152
Series 2005-C1 Class X2, 0.6565% 5/10/43 (k)(m)	4,796	47
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.49% 11/5/21 (f)(k)	454	336
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	333	335
Series 2007-GG11:
Class A1, 5.358% 12/10/49	1,254	1,301
Class A2, 5.597% 12/10/49	2,414	2,549
Series 2003-C2 Class XP, 0.8232% 1/5/36 (f)(k)(m)	8,904	21
Series 2005-GG3 Class XP, 0.6925% 8/10/42 (f)(k)(m)	22,358	200
Series 2006-GG7 Class A3, 5.8883% 7/10/38 (k)	1,591	1,728
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (f)(m)	28,693	299
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5353% 6/6/20 (f)(k)	61	56
Class D, 0.5753% 6/6/20 (f)(k)	288	249
Class E, 0.6653% 6/6/20 (f)(k)	334	281
Class F, 0.7353% 6/6/20 (f)(k)	376	302
Series 2007-EOP:
Class C, 0.6153% 3/6/20 (f)(k)	1,355	1,206
Class D, 0.6653% 3/6/20 (f)(k)	2,650	2,332
Class F, 0.7753% 3/6/20 (f)(k)	112	97
Class G, 0.8153% 3/6/20 (f)(k)	56	47
Class H, 0.9453% 3/6/20 (f)(k)	44	37
Class J, 1.1453% 3/6/20 (f)(k)	63	52
Series 2001-LIBA Class C, 6.733% 2/14/16 (f)	597	613
Series 2005-GG4 Class XP, 0.7044% 7/10/39 (f)(k)(m)	22,823	272
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,811	1,858
Series 2007-GG10:
Class A1, 5.69% 8/10/45	398	411
Class A2, 5.778% 8/10/45	575	598
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9177% 1/15/38 (f)(k)(m)	2,169	9
Series 2004-CB8 Class X2, 1.0321% 1/12/39 (f)(k)(m)	2,168	12
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4459% 11/15/18 (f)(k)	$ 890	$ 623
Class C, 0.4859% 11/15/18 (f)(k)	632	417
Class D, 0.5059% 11/15/18 (f)(k)	213	122
Class E, 0.5559% 11/15/18 (f)(k)	231	129
Class F, 0.6059% 11/15/18 (f)(k)	347	180
Class G, 0.6359% 11/15/18 (f)(k)	300	150
Class H, 0.7759% 11/15/18 (f)(k)	231	102
sequential payer:
Series 2006-CB15 Class A3, 5.819% 6/12/43 (k)	1,817	1,932
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (k)	573	611
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (k)	1,695	1,772
Series 2007-LDP10 Class A1, 5.122% 1/15/49	40	40
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,322	3,398
Series 2005-CB13 Class E, 5.3519% 1/12/43 (f)(k)	611	57
Series 2006-CB17 Class A3, 5.45% 12/12/43	344	362
Series 2007-CB19:
Class B, 5.7461% 2/12/49 (k)	103	32
Class C, 5.7461% 2/12/49 (k)	270	84
Class D, 5.7461% 2/12/49 (k)	284	84
Series 2007-LDP10 Class ES, 5.541% 1/15/49 (f)(k)	624	44
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (f)	498	503
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	450	453
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	214	218
Series 2001-C3 Class A1, 6.058% 6/15/20	6	6
Series 2006-C1 Class A2, 5.084% 2/15/31	525	530
Series 2006-C3 Class A1, 5.478% 3/15/32	26	26
Series 2006-C6 Class A1, 5.23% 9/15/39	123	123
Series 2006-C7:
Class A1, 5.279% 11/15/38	527	536
Class A2, 5.3% 11/15/38	1,328	1,369
Series 2007-C1:
Class A1, 5.391% 2/15/40 (k)	147	150
Class A4, 5.424% 2/15/40	156	164
Series 2007-C2 Class A3, 5.43% 2/15/40	582	599
Series 2000-C5 Class E, 7.29% 12/15/32	84	84
Series 2001-C3 Class B, 6.512% 6/15/36	2,333	2,412
Series 2001-C7 Class D, 6.514% 11/15/33	1,328	1,342
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2004-C2 Class XCP, 1.0459% 3/15/36 (f)(k)(m)	$ 16,374	$ 92
Series 2004-C4 Class A2, 4.567% 6/15/29 (k)	156	158
Series 2005-C3 Class XCP, 0.7548% 7/15/40 (k)(m)	3,736	44
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (k)(m)	6,861	111
Series 2007-C1:
Class C, 5.533% 2/15/40 (k)	2,655	588
Class D, 5.563% 2/15/40 (k)	483	86
Class E, 5.582% 2/15/40 (k)	241	37
Class XCP, 0.3203% 2/15/40 (k)(m)	2,758	32
Series 2007-C7 Class XCP, 0.2905% 9/15/45 (k)(m)	94,733	1,038
LB-UBS Westfield Trust:
Series 2001-WM Class B, 6.647% 7/14/16 (f)	1,550	1,581
Series 2001-WM, 6.754% 7/14/16 (f)	1,645	1,678
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5059% 9/15/21 (f)(k)	387	297
Class E, 0.5659% 9/15/21 (f)(k)	1,395	1,057
Class F, 0.6159% 9/15/21 (f)(k)	515	384
Class G, 0.6359% 9/15/21 (f)(k)	1,017	704
Class H, 0.6759% 9/15/21 (f)(k)	263	114
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	165	166
Series 2007-C1 Class A1, 4.533% 6/12/50	313	316
Series 2005-CKI1 Class A3, 5.2324% 11/12/37 (k)	1,982	2,048
Series 2005-LC1 Class F, 5.3777% 1/12/44 (f)(k)	1,050	389
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4625% 12/12/49 (k)	562	546
sequential payer:
Series 2006-1 CLass A3, 5.4664% 2/12/39 (k)	1,284	1,349
Series 2006-4 Class ASB, 5.133% 12/12/49 (k)	1,037	1,112
Series 2007-5:
Class A1, 4.275% 8/12/48	30	30
Class A3, 5.364% 8/12/48	471	482
Class A4, 5.378% 8/12/48	48	47
Class B, 5.479% 2/12/17	3,621	638
Series 2007-6 Class A1, 5.175% 3/12/51	64	65
Series 2007-7 Class A4, 5.7485% 6/12/50 (k)	4,225	4,247
Series 2007-8 Class A1, 4.622% 8/12/49	267	273
Series 2007-9 Class A4, 5.7% 9/12/49	315	327
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2006-4 Class XP, 0.6254% 12/12/49 (k)(m)	$ 25,470	$ 463
Series 2007-6 Class B, 5.635% 3/12/51 (k)	1,207	360
Series 2007-7 Class B, 5.75% 6/12/50	105	17
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.472% 7/15/19 (f)(k)	370	46
Class F, 0.592% 7/15/19 (f)(k)	1,162	1,057
Class G, 0.632% 7/15/19 (f)(k)	660	475
Series 2007-XCLA Class A1, 0.472% 7/17/17 (f)(k)	1,141	627
Series 2007-XLCA Class B, 0.772% 7/17/17 (f)(k)	1,279	90
Series 2007-XLFA:
Class C, 0.432% 10/15/20 (f)(k)	693	295
Class D, 0.462% 10/15/20 (f)(k)	300	68
Class E, 0.522% 10/15/20 (f)(k)	376	47
Class F, 0.572% 10/15/20 (f)(k)	225	23
Class G, 0.612% 10/15/20 (f)(k)	279	21
Class H, 0.702% 10/15/20 (f)(k)	176	4
Class J, 0.852% 10/15/20 (f)(k)	200	5
Class MHRO, 0.962% 10/15/20 (f)(k)	416	83
Class MJPM, 1.272% 10/15/20 (f)(k)	126	95
Class MSTR, 0.972% 10/15/20 (f)(k)	235	47
Class NHRO, 1.162% 10/15/20 (f)(k)	630	88
Class NSTR, 1.122% 10/15/20 (f)(k)	217	30
sequential payer:
Series 2003-IQ5 Class X2, 0.8727% 4/15/38 (f)(k)(m)	3,716	31
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,792	1,857
Series 2006-HQ10 Class A1, 5.131% 11/12/41	188	191
Series 2006-T23 Class A1, 5.682% 8/12/41	354	359
Series 2007-HQ11 Class A1, 5.246% 2/12/44	246	251
Series 2007-IQ13 Class A1, 5.05% 3/15/44	251	255
Series 2007-IQ14 Class A1, 5.38% 4/15/49	644	662
Series 2007-T25:
Class A1, 5.391% 11/12/49	194	200
Class A2, 5.507% 11/12/49	1,186	1,295
Series 2003-IQ6 Class X2, 0.5807% 12/15/41 (f)(k)(m)	7,809	57
Series 2005-IQ9 Class X2, 1.0854% 7/15/56 (f)(k)(m)	13,431	191
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2006-HQ10 Class X2, 0.4996% 11/12/41 (f)(k)(m)	$ 7,539	$ 82
Series 2006-HQ8 Class A3, 5.4379% 3/12/44 (k)	1,872	1,920
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,207	302
Series 2006-T23 Class A3, 5.8072% 8/12/41 (k)	616	664
Series 2007-XLC1:
Class C, 0.872% 7/17/17 (f)(k)	1,714	43
Class D, 0.972% 7/17/17 (f)(k)	807	20
Class E, 1.072% 7/17/17 (f)(k)	656	16
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	12	12
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	369	369
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	136	141
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (f)	1,026	1,046
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4759% 1/15/18 (f)(k)	575	571
Series 2006-WL7A:
Class E, 0.5519% 9/15/21 (f)(k)	867	515
Class F, 0.6119% 8/11/18 (f)(k)	846	353
Class G, 0.6319% 8/11/18 (f)(k)	801	325
Class J, 0.8719% 8/11/18 (f)(k)	178	46
Series 2007-WHL8:
Class AP1, 0.9759% 6/15/20 (f)(k)	99	54
Class AP2, 1.0759% 6/15/20 (f)(k)	165	83
Class F, 0.7559% 6/15/20 (f)(k)	2,422	606
Class LXR1, 0.9759% 6/15/20 (f)(k)	148	89
Class LXR2, 1.0759% 6/15/20 (f)(k)	1,651	825
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	71	71
Series 2006-C27 Class A2, 5.624% 7/15/45	1,078	1,105
Series 2006-C29:
Class A1, 5.11% 11/15/48	468	474
Class A3, 5.313% 11/15/48	3,206	3,413
Series 2007-C30:
Class A1, 5.031% 12/15/43	82	83
Class A3, 5.246% 12/15/43	1,036	1,045
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C30:
Class A4, 5.305% 12/15/43	$ 355	$ 354
Class A5, 5.342% 12/15/43	1,291	1,258
Series 2007-C31 Class A1, 5.14% 4/15/47	117	118
Series 2007-C32:
Class A2, 5.735% 6/15/49 (k)	1,448	1,507
Class A3, 5.74% 6/15/49 (k)	2,049	2,041
Series 2003-C8 Class XP, 0.1813% 11/15/35 (f)(k)(m)	2,807	3
Series 2003-C9 Class XP, 0.4499% 12/15/35 (f)(k)(m)	3,930	5
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (f)(k)	928	863
Class 180B, 5.3979% 10/15/41 (f)(k)	422	380
Series 2005-C22 Class F, 5.3598% 12/15/44 (f)(k)	2,013	804
Series 2006-C29 Class E, 5.516% 11/15/48 (k)	1,207	374
Series 2007-C30:
Class C, 5.483% 12/15/43 (k)	3,621	601
Class XP, 0.4367% 12/15/43 (f)(k)(m)	13,902	190
Series 2007-C31 Class C, 5.6935% 4/15/47 (k)	332	70
Series 2007-C31A Class A2, 5.421% 4/15/47	3,270	3,385
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.902% 2/15/51 (k)	799	809
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $165,836)		199,604
Municipal Securities - 0.3%

California Gen. Oblig. 5.25% 4/1/14	9,000	9,547
Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13	6,094	6,084
TOTAL MUNICIPAL SECURITIES (Cost $15,130)		15,631
Foreign Government and Government Agency Obligations - 0.9%

Chilean Republic 7.125% 1/11/12	3,362	3,618
Ontario Province 2.7% 6/16/15	36,000	37,688
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $39,508)		41,306
Supranational Obligations - 0.0%
	Principal Amount (000s)	Value (000s)
Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $246)	$ 267	$ 287
Bank Notes - 0.1%

National City Bank, Cleveland 0.6384% 3/1/13 (k) (Cost $4,486)	5,490	5,327
Fixed-Income Funds - 3.7%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (l)	1,242,179	135,609
Fidelity Specialized High Income Central Fund (l)	460,754	45,200
TOTAL FIXED-INCOME FUNDS (Cost $170,123)		180,809
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
ING Groep NV 5.775% (k)	$ 1,162	971
MUFG Capital Finance 1 Ltd. 6.346% (k)	4,211	4,225
TOTAL PREFERRED SECURITIES (Cost $3,244)		5,196
Cash Equivalents - 5.3%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.25%, dated 8/31/10 due 9/1/10:
(Collateralized by U.S. Government Obligations) #	$ 150,739	$ 150,738
(Collateralized by U.S. Government Obligations) # (b)	103,501	103,500
TOTAL CASH EQUIVALENTS (Cost $254,238)		254,238
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $4,623,682)		4,951,819
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(120,730)
NET ASSETS - 100%		$ 4,831,089
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $176,000) (j)

	Sept. 2037	$ 610	$ (573)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (i)	August 2034	427	(252)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (i)	Oct. 2034	508	(270)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (i)	Dec. 2034	1,282	(1,248)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (i)	April 2032	184	(108)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (i)	Feb. 2034	4	(4)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (i)

	Oct. 2034	$ 560	$ (309)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (i)	Sept. 2034	415	(331)
		$ 3,990	$ (3,095)
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $516,091,000 or 10.7% of net assets.

(g) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $48,224,000 or 1.0% of net assets.

(h) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $4,397,000.

(i) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(j) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/ performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(k) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(n) Security or a portion of the security purchased on delayed delivery or when-issued basis.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$150,738,000 due 9/01/10 at 0.25%
Banc of America Securities LLC	$ 11,736
Bank of America NA	17,615
Barclays Capital, Inc.	35,230
Goldman, Sachs & Co.	5,872
Merrill Lynch Government Securities, Inc.	10,569
Mizuho Securities USA, Inc.	46,974
Morgan Stanley & Co., Inc.	22,742
$ 150,738
Repurchase Agreement / Counterparty	Value
$103,500,000 due 9/01/10 at 0.25%
Deutsche Bank Securities, Inc.	$ 103,500
$ 103,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Corporate Bond 1-10 Year Central Fund	$ 13,879
Fidelity Specialized High Income Central Fund	3,338
Total	$ 17,217
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 413,890	$ -	$ 297,739	$ 135,609	6.6%
Fidelity Corporate Bond 1-5 Year Central Fund	30,646	-	31,054*	-	0.0%
Fidelity Specialized High Income Central Fund	56,460	3,338	19,288	45,200	10.3%
Total	$ 500,996	$ 3,338	$ 348,081	$ 180,809
* Includes the value of shares redeemed through in-kind transactions. See Note 8 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,469,186	$ -	$ 1,469,186	$ -
U.S. Government and Government Agency Obligations	2,129,168	-	2,129,168	-
U.S. Government Agency - Mortgage Securities	265,005	-	265,005	-
Asset-Backed Securities	292,537	-	276,997	15,540
Collateralized Mortgage Obligations	93,525	-	90,828	2,697
Commercial Mortgage Securities	199,604	-	173,973	25,631
Municipal Securities	15,631	-	15,631	-
Foreign Government and Government Agency Obligations	41,306	-	41,306	-
Supranational Obligations	287	-	287	-
Bank Notes	5,327	-	5,327	-
Fixed-Income Funds	180,809	180,809	-	-
Preferred Securities	5,196	-	5,196	-
Cash Equivalents	254,238	-	254,238	-
Total Investments in Securities:	$ 4,951,819	$ 180,809	$ 4,727,142	$ 43,868
Derivative Instruments:
Liabilities
Swap Agreements	$ (3,095)	$ -	$ (573)	$ (2,522)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 52,285
Total Realized Gain (Loss)	8,103
Total Unrealized Gain (Loss)	6,051
Cost of Purchases	99
Proceeds of Sales	(21,778)
Amortization/Accretion	1,789
Transfers in to Level 3	16,791
Transfers out of Level 3	(19,472)
Ending Balance	$ 43,868
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 7,148
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (2,386)
Total Unrealized Gain (Loss)	622
Transfers in to Level 3	(759)
Transfers out of Level 3	-
Ending Balance	$ (2,523)
Realized gain (loss) on Swap Agreements for the period	$ 93
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at August 31, 2010	$ 617

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 8 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (3,095)
Total Value of Derivatives	$ -	$ (3,095)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.7%
United Kingdom	2.2%
Canada	2.1%
Australia	1.4%
Netherlands	1.2%
Others (Individually Less Than 1%)	3.4%
100.0%
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $229,796,000 of which $54,135,000, $12,930,000, $131,741,000 and $30,990,000 will expire on August 31, 2014, 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2010

Assets
Investment in securities, at value (including securities loaned of $102,102 and repurchase agreements of $254,238) - See accompanying schedule: Unaffiliated issuers (cost $4,453,559)	$ 4,771,010
Fidelity Central Funds (cost $170,123)	180,809
Total Investments (cost $4,623,682)		$ 4,951,819
Receivable for investments sold		399
Receivable for swap agreements		7
Receivable for fund shares sold		18,545
Interest receivable		33,424
Distributions receivable from Fidelity Central Funds		544
Other receivables		111
Total assets		5,004,849

Liabilities
Payable to custodian bank	$ 40
Payable for investments purchased
Regular delivery	11,431
Delayed delivery	49,579
Payable for swap agreements	9
Payable for fund shares redeemed	3,781
Distributions payable	427
Unrealized depreciation on swap agreements	3,095
Accrued management fee	1,258
Other affiliated payables	529
Other payables and accrued expenses	111
Collateral on securities loaned, at value	103,500
Total liabilities		173,760

Net Assets		$ 4,831,089
Net Assets consist of:
Paid in capital		$ 4,860,266
Undistributed net investment income		23,035
Accumulated undistributed net realized gain (loss) on investments		(377,325)
Net unrealized appreciation (depreciation) on investments		325,113
Net Assets, for 449,769 shares outstanding		$ 4,831,089
Net Asset Value, offering price and redemption price per share ($4,831,089 ÷ 449,769 shares)		$ 10.74

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2010

Investment Income
Dividends		$ 345
Interest		185,966
Income from Fidelity Central Funds		17,217
Total income		203,528

Expenses
Management fee	$ 14,210
Transfer agent fees	4,492
Fund wide operations fee	1,484
Independent trustees' compensation	17
Miscellaneous	18
Total expenses before reductions	20,221
Expense reductions	(1)	20,220
Net investment income		183,308
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	127,288
Fidelity Central Funds	13,838
Swap agreements	43,330
Total net realized gain (loss)		184,456
Change in net unrealized appreciation (depreciation) on: Investment securities	162,064
Swap agreements	(36,226)
Total change in net unrealized appreciation (depreciation)		125,838
Net gain (loss)		310,294
Net increase (decrease) in net assets resulting from operations		$ 493,602

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 183,308	$ 247,442
Net realized gain (loss)	184,456	(666,918)
Change in net unrealized appreciation (depreciation)	125,838	545,720
Net increase (decrease) in net assets resulting from operations	493,602	126,244
Distributions to shareholders from net investment income	(172,198)	(253,119)
Distributions to shareholders from net realized gain	(8,621)	(19,796)
Total distributions	(180,819)	(272,915)
Share transactions Proceeds from sales of shares	1,604,830	1,258,789
Reinvestment of distributions	174,832	259,207
Cost of shares redeemed	(1,441,585)	(4,076,818)
Net increase (decrease) in net assets resulting from share transactions	338,077	(2,558,822)
Total increase (decrease) in net assets	650,860	(2,705,493)

Net Assets
Beginning of period	4,180,229	6,885,722
End of period (including undistributed net investment income of $23,035 and undistributed net investment income of $23,737, respectively)	$ 4,831,089	$ 4,180,229
Other Information Shares
Sold	155,324	133,503
Issued in reinvestment of distributions	16,891	27,949
Redeemed	(139,684)	(443,397)
Net increase (decrease)	32,531	(281,945)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2010	2009	2008	2007	2006 H	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.02	$ 9.85	$ 10.12	$ 10.24	$ 10.14	$ 10.43
Income from Investment Operations
Net investment income D	.422	.449	.483	.501	.169	.436
Net realized and unrealized gain (loss)	.715	.205 G	(.278)	(.134)	.081	(.295)
Total from investment operations	1.137	.654	.205	.367	.250	.141
Distributions from net investment income	(.397)	(.454)	(.475)	(.475)	(.150)	(.421)
Distributions from net realized gain	(.020)	(.030)	-	(.012)	-	(.010)
Total distributions	(.417)	(.484)	(.475)	(.487)	(.150)	(.431)
Net asset value, end of period	$ 10.74	$ 10.02	$ 9.85	$ 10.12	$ 10.24	$ 10.14
Total Return B, C	11.59%	7.13%	2.03%	3.63%	2.48%	1.36%
Ratios to Average Net Assets E, I
Expenses before reductions	.45%	.45%	.45%	.45%	.45% A	.46%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45% A	.46%
Expenses net of all reductions	.45%	.45%	.44%	.44%	.44% A	.46%
Net investment income	4.08%	4.80%	4.79%	4.89%	4.96% A	4.22%
Supplemental Data
Net assets, end of period (in millions)	$ 4,831	$ 4,180	$ 6,886	$ 8,300	$ 7,567	$ 7,658
Portfolio turnover rate F	115% K	66% K	80%	94% K	71% A	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J For the period ended April 30.

K The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Intermediate Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is

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2. Investments in Fidelity Central Funds - continued

available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 216,979
Gross unrealized depreciation	(20,062)
Net unrealized appreciation (depreciation)	$ 196,917

Tax Cost	$ 4,754,902

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 6,810
Capital loss carryforward	$ (229,796)
Net unrealized appreciation (depreciation)	$ 193,891

The tax character of distributions paid was as follows:

	August 31, 2010	August 31, 2009
Ordinary Income	$ 180,819	$ 272,915

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

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4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (32)	$ 768
Interest Rate Risk
Swap Agreements	43,362	(36,994)
Totals (a)	$ 43,330	$ (36,226)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

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5. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss may include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Credit Default Swaps - continued

Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $3,990 representing .08% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and liquidations executed in-kind from Affiliated Central Funds, aggregated $1,049,879 and $1,369,141, respectively.

Annual Report

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

8. Other Affiliated Transactions.

On September 25, 2009, the Fidelity Corporate Bond 1-5 Year Central Fund ("1-5 Year"), a Fidelity Central Fund in which the Fund was invested, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board. Under the plan, 1-5 Year distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $31,054 in return for 300 shares of 1-5 Year. Because 1-5 Year was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

9. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Committed Line of Credit - continued

amounted to $18 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

10. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $85.

11. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Intermediate Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Intermediate Bond Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of August 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Intermediate Bond Fund as of August 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 21, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Intermediate Bond Fund voted to pay on October 18, 2010, to shareholders of record at the opening of business on October 15, 2010, a distribution of $0.012 per share derived from capital gains realized from sales of portfolio securities.

A total of 16.84% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $105,208,721 of distributions paid during the period January 1, 2010 to August 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

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(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

IBF-UANN-1010
1.784721.108

Fidelity®
Investment Grade Bond
Fund

Annual Report

August 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity® Investment Grade Bond Fund	12.29%	4.65%	5.78%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Investment Grade Bond Fund, a class of the fund, on August 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable bonds generated strong results during the 12-month period ending August 31, 2010, as evidenced by the 9.18% advance of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade debt universe. Riskier segments of the market fared best overall, led by corporate bonds and asset-backed securities (ABS). These sectors were big beneficiaries of robust demand from investors seeking attractively priced, higher-yielding investments amid signs of economic stabilization during much of the period. The Barclays Capital U.S. Credit Bond Index rose 12.87% and the Barclays Capital U.S. Fixed-Rate ABS Index returned 10.53%. The Barclays Capital U.S. Treasury Bond Index advanced 8.13%, with most of the gain coming in the second half of the period. That's when investors began to return to the relative safety of U.S. government bonds, as the economic outlook became less certain and worries about inflation receded. Elsewhere, mortgage-backed securities (MBS), bolstered largely by government purchase programs, increased 6.97%, as measured by the Barclays Capital U.S. MBS Index. Government-backed agency securities lagged the broader MBS market, with the Barclays Capital U.S. Agency Bond Index gaining 5.82%. Agency securities initially were constrained by investors' diminished appetite for bonds with lower perceived credit risk, but later were helped by the Federal Reserve's purchases of agency debt.

Comments from Jeffrey Moore, Portfolio Manager of Fidelity® Investment Grade Bond Fund: For the year, the fund's Retail Class shares rose 12.29%, solidly outpacing the Barclays Capital U.S. Aggregate Bond Index. Early in the year, investors remained highly risk averse. As the period progressed, however, risk tolerance increased markedly, and yield spreads - the premium paid to an investor for owning non-Treasuries - narrowed, boosting returns. The portfolio was very effectively positioned for this market environment. I had a significant overweighting in corporate bonds, on average, where good positioning in financials helped the most. CMBS (commercial mortgage-backed securities) also did quite well. The vast majority of my CMBS holdings were rated AAA, the highest-credit-quality bonds available. Third, the fund was helped by security selection among U.S. government bonds - including an out-of-benchmark stake in TIPS (Treasury Inflation-Protected Securities) - and an overall underweighting in this weak-performing category, along with shifting from an underweighting to an overweighting in Treasuries around mid-period. Lastly, the fund benefited from its underexposure to residential mortgage bonds, which lagged.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Class A	.76%
Actual		$ 1,000.00	$ 1,062.00	$ 3.95
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class T	.80%
Actual		$ 1,000.00	$ 1,060.30	$ 4.15
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08
Class B	1.50%
Actual		$ 1,000.00	$ 1,058.00	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
Class C	1.51%
Actual		$ 1,000.00	$ 1,057.90	$ 7.83
HypotheticalA		$ 1,000.00	$ 1,017.59	$ 7.68
Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 1,062.20	$ 2.34
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.49%
Actual		$ 1,000.00	$ 1,061.90	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.74	$ 2.50

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
U.S. Government and U.S. Government Agency Obligations 71.2%	U.S. Government and U.S. Government Agency Obligations 62.4%
AAA 6.8%	AAA 8.4%
AA 2.8%	AA 2.9%
A 7.8%	A 9.0%
BBB 11.8%	BBB 15.4%
BB and Below 4.0%	BB and Below 4.6%
Not Rated 0.1%	Not Rated 0.0%
Equities 0.1%	Equities 0.0%
Short-Term Investments and Net Other Assets† (4.6)%	Short-Term Investments and Net Other Assets† (2.7)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Weighted Average Maturity as of August 31, 2010
6 months ago
Years	6.3	6.3

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of August 31, 2010
6 months ago
Years	4.7	4.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2010*		As of February 28, 2010**
	Corporate Bonds 22.8%		Corporate Bonds 27.6%
	U.S. Government and U.S. Government Agency Obligations 71.2%		U.S. Government and U.S. Government Agency Obligations 62.4%
	Asset-Backed Securities 2.0%		Asset-Backed Securities 2.9%
	CMOs and Other Mortgage Related Securities 8.1%		CMOs and Other Mortgage Related Securities 9.3%
	Municipal Bonds 0.3%		Municipal Bonds 0.3%
	Other Investments 0.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets† (4.6)%		Short-Term Investments and Net Other Assets† (2.7)%
* Foreign investments	3.8%	** Foreign investments	6.4%
* Futures and Swaps	2.9%	** Futures and Swaps	4.4%

†Short-Term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity, as applicable.

Annual Report

Investments August 31, 2010

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp. 5.875% 3/15/11	$ 2,059	$ 2,114
Diversified Consumer Services - 0.1%
Cornell University 5.45% 2/1/19	4,133	4,904
Household Durables - 0.2%
Fortune Brands, Inc.:
5.375% 1/15/16	2,000	2,180
5.875% 1/15/36	1,636	1,659
6.375% 6/15/14	9,540	10,800
		14,639
Media - 1.4%
Comcast Corp.:
4.95% 6/15/16	9,366	10,352
5.7% 5/15/18	8,000	9,112
6.55% 7/1/39	6,000	6,958
Discovery Communications LLC:
3.7% 6/1/15	4,740	4,986
6.35% 6/1/40	4,333	4,911
Liberty Media Corp. 8.25% 2/1/30	11,272	10,708
NBC Universal, Inc.:
3.65% 4/30/15 (f)	5,180	5,433
5.15% 4/30/20 (f)	6,847	7,376
6.4% 4/30/40 (f)	5,621	6,312
News America Holdings, Inc. 7.75% 12/1/45	3,549	4,627
News America, Inc. 6.15% 3/1/37	3,755	4,127
Time Warner Cable, Inc. 5.85% 5/1/17	11,782	13,441
Time Warner, Inc. 6.2% 3/15/40	12,050	13,284
Viacom, Inc.:
6.125% 10/5/17	2,626	3,080
6.75% 10/5/37	5,000	5,942
		110,649
Multiline Retail - 0.1%
Target Corp. 3.875% 7/15/20	5,104	5,354
TOTAL CONSUMER DISCRETIONARY		137,660
CONSUMER STAPLES - 1.2%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 11/15/14 (f)	5,675	6,360
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Diageo Capital PLC 5.2% 1/30/13	$ 1,782	$ 1,945
FBG Finance Ltd. 5.125% 6/15/15 (f)	6,502	7,178
		15,483
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (l)	8,461	7,763
Food Products - 0.4%
Kraft Foods, Inc.:
5.375% 2/10/20	6,374	7,089
5.625% 11/1/11	2,298	2,421
6.25% 6/1/12	3,588	3,898
6.5% 8/11/17	5,912	7,059
6.875% 2/1/38	6,627	8,193
		28,660
Tobacco - 0.5%
Altria Group, Inc.:
9.25% 8/6/19	6,587	8,638
9.7% 11/10/18	6,979	9,237
Reynolds American, Inc.:
6.75% 6/15/17	8,966	10,057
7.25% 6/15/37	13,188	14,049
		41,981
TOTAL CONSUMER STAPLES		93,887
ENERGY - 1.8%
Energy Equipment & Services - 0.2%
DCP Midstream LLC 5.35% 3/15/20 (f)	6,231	6,726
Weatherford International Ltd.:
5.15% 3/15/13	1,223	1,309
9.625% 3/1/19	4,130	5,422
		13,457
Oil, Gas & Consumable Fuels - 1.6%
Anadarko Petroleum Corp. 6.375% 9/15/17	6,411	6,344
Apache Corp. 5.1% 9/1/40	6,062	6,271
Canadian Natural Resources Ltd. 5.9% 2/1/18	1,670	1,941
Cenovus Energy, Inc. 6.75% 11/15/39	2,502	3,074
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (f)	223	225
Duke Energy Field Services 6.875% 2/1/11	1,383	1,416
EnCana Corp. 6.3% 11/1/11	2,854	3,015
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kinder Morgan Energy Partners LP 6.55% 9/15/40	$ 2,205	$ 2,466
Motiva Enterprises LLC:
5.75% 1/15/20 (f)	2,462	2,833
6.85% 1/15/40 (f)	9,240	11,489
Nakilat, Inc. 6.067% 12/31/33 (f)	7,325	8,058
Nexen, Inc. 5.05% 11/20/13	3,969	4,304
Pemex Project Funding Master Trust 1.1363% 12/3/12 (f)(l)	7,003	6,959
Petro-Canada 6.05% 5/15/18	2,460	2,868
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	16,475	17,659
6.875% 1/20/40	17,995	19,750
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (f)	3,501	3,686
5.5% 9/30/14 (f)	4,894	5,408
6.75% 9/30/19 (f)	3,203	3,821
Suncor Energy, Inc. 6.1% 6/1/18	7,564	8,835
TransCanada PipeLines Ltd. 3.4% 6/1/15	1,806	1,908
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,389	2,801
		125,131
TOTAL ENERGY		138,588
FINANCIALS - 11.2%
Capital Markets - 2.0%
Goldman Sachs Group, Inc.:
3.7% 8/1/15	4,364	4,418
5.95% 1/18/18	6,036	6,536
6.15% 4/1/18	5,599	6,117
6.75% 10/1/37	5,714	5,850
7.5% 2/15/19	3,514	4,101
Janus Capital Group, Inc. 6.125% 9/15/11 (d)	3,420	3,460
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,280	2,200
JPMorgan Chase Capital XX 6.55% 9/29/36	21,862	21,794
Lazard Group LLC:
6.85% 6/15/17	3,087	3,286
7.125% 5/15/15	9,694	10,447
Merrill Lynch & Co., Inc. 6.875% 4/25/18	18,880	20,786
Morgan Stanley:
0.8299% 1/9/14 (l)	21,982	20,508
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
4.1% 1/26/15	$ 6,270	$ 6,399
6% 5/13/14	8,475	9,238
6.625% 4/1/18	10,000	10,993
7.3% 5/13/19	5,986	6,808
UBS AG Stamford Branch 3.875% 1/15/15	10,400	10,746
		153,687
Commercial Banks - 1.7%
American Express Centurion Bank 5.2% 11/26/10	697	704
Bank of America NA:
5.3% 3/15/17	7,685	7,874
6% 10/15/36	4,808	4,897
BB&T Capital Trust IV 6.82% 6/12/77 (l)	731	709
Credit Suisse (Guernsey) Ltd. 5.86% (l)	7,977	7,299
Credit Suisse New York Branch 6% 2/15/18	10,531	11,485
DBS Bank Ltd. (Singapore) 0.5963% 5/16/17 (f)(l)	1,901	1,840
Discover Bank:
7% 4/15/20	3,177	3,399
8.7% 11/18/19	7,448	8,801
Export-Import Bank of Korea 5.25% 2/10/14 (f)	4,263	4,637
Fifth Third Bancorp:
4.5% 6/1/18	2,107	2,083
8.25% 3/1/38	2,988	3,562
HBOS PLC 6.75% 5/21/18 (f)	3,829	3,745
HSBC Holdings PLC:
0.7336% 10/6/16 (l)	907	867
6.5% 9/15/37	2,956	3,415
JPMorgan Chase Bank 6% 10/1/17	7,500	8,461
KeyBank NA:
5.8% 7/1/14	5,229	5,709
6.95% 2/1/28	1,344	1,441
KeyBank NA, Cleveland 5.45% 3/3/16	2,744	2,931
Korea Development Bank 5.75% 9/10/13	4,034	4,409
Manufacturers & Traders Trust Co. 2.033% 4/1/13 (f)(l)	572	562
Marshall & Ilsley Bank:
4.85% 6/16/15	2,862	2,718
5% 1/17/17	3,648	3,460
5.25% 9/4/12	2,120	2,152
PNC Funding Corp.:
0.615% 1/31/12 (l)	888	885
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
PNC Funding Corp.: - continued
3.625% 2/8/15	$ 1,941	$ 2,040
Regions Bank 6.45% 6/26/37	7,146	6,315
Regions Financial Corp.:
5.75% 6/15/15	1,371	1,393
7.75% 11/10/14	5,895	6,358
Sovereign Bank 2.1756% 8/1/13 (l)	1,297	1,223
Standard Chartered Bank 6.4% 9/26/17 (f)	4,086	4,576
Wachovia Corp.:
0.6363% 4/23/12 (l)	151	150
4.875% 2/15/14	1,057	1,124
Wells Fargo & Co. 3.75% 10/1/14	7,790	8,210
		129,434
Consumer Finance - 0.3%
Capital One Bank USA NA 8.8% 7/15/19	2,806	3,556
Capital One Financial Corp. 5.7% 9/15/11	3,508	3,652
Discover Financial Services 10.25% 7/15/19	4,737	5,966
Household Finance Corp. 6.375% 10/15/11	1,155	1,220
HSBC Finance Corp. 5.25% 1/14/11	818	831
SLM Corp.:
0.7278% 10/25/11 (l)	2,316	2,203
0.7371% 3/15/11 (l)	667	660
0.7978% 1/27/14 (l)	1,322	1,079
5% 10/1/13	490	462
		19,629
Diversified Financial Services - 1.8%
Bank of America Corp. 5.75% 12/1/17	11,468	12,141
BP Capital Markets PLC 3.625% 5/8/14	6,337	6,289
Citigroup, Inc.:
5.375% 8/9/20	10,000	10,100
5.5% 4/11/13	25,084	26,633
6.125% 11/21/17	3,500	3,783
6.125% 5/15/18	18,795	20,292
6.5% 1/18/11	532	543
6.5% 8/19/13	1,650	1,805
JPMorgan Chase & Co.:
4.891% 9/1/15 (l)	2,465	2,452
4.95% 3/25/20	11,136	11,774
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	$ 7,691	$ 7,508
5.35% 4/15/12 (f)	1,917	1,967
5.5% 1/15/14 (f)	5,645	5,707
Teachers Insurance & Annuity Association of America 6.85% 12/16/39 (f)	7,300	9,165
TECO Finance, Inc.:
4% 3/15/16	1,803	1,886
5.15% 3/15/20	2,590	2,830
7% 5/1/12	3,093	3,348
Volkswagen International Finance NV 4% 8/12/20 (f)	3,813	3,948
ZFS Finance USA Trust II 6.45% 12/15/65 (f)(l)	4,425	4,071
ZFS Finance USA Trust IV 5.875% 5/9/62 (f)(l)	1,161	1,040
ZFS Finance USA Trust V 6.5% 5/9/67 (f)(l)	2,033	1,840
		139,122
Insurance - 1.9%
Allstate Corp. 6.2% 5/16/14	7,535	8,756
Assurant, Inc. 5.625% 2/15/14	5,039	5,377
Axis Capital Holdings Ltd. 5.75% 12/1/14	7,868	8,446
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(l)	13,028	12,311
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (f)	9,346	10,187
10.75% 6/15/88 (f)(l)	5,039	5,606
Lincoln National Corp. 7% 5/17/66 (l)	1,423	1,295
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (f)	6,576	9,363
MetLife, Inc.:
5.875% 2/6/41	2,120	2,319
6.125% 12/1/11	535	566
6.75% 6/1/16	5,620	6,622
Metropolitan Life Global Funding I:
5.125% 11/9/11 (f)	4,449	4,640
5.125% 4/10/13 (f)	7,041	7,670
5.125% 6/10/14 (f)	4,961	5,497
Monumental Global Funding II 5.65% 7/14/11 (f)	4,763	4,892
New York Life Global Funding 4.65% 5/9/13 (f)	5,732	6,212
New York Life Insurance Co. 6.75% 11/15/39 (f)	3,220	4,115
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)	3,480	4,112
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Pacific Life Global Funding 5.15% 4/15/13 (f)	$ 5,929	$ 6,378
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	7,366	9,497
Prudential Financial, Inc.:
4.75% 9/17/15	9,207	9,876
7.375% 6/15/19	2,170	2,641
Symetra Financial Corp. 6.125% 4/1/16 (f)	6,139	6,332
		142,710
Real Estate Investment Trusts - 0.9%
AvalonBay Communities, Inc.:
5.5% 1/15/12	965	1,018
6.125% 11/1/12	1,454	1,595
Camden Property Trust:
5.375% 12/15/13	2,278	2,454
5.875% 11/30/12	861	924
Developers Diversified Realty Corp.:
5.25% 4/15/11	5,471	5,487
5.375% 10/15/12	4,528	4,522
7.5% 4/1/17	3,286	3,308
9.625% 3/15/16	4,996	5,519
Duke Realty LP:
4.625% 5/15/13	397	412
5.875% 8/15/12	716	752
Equity One, Inc.:
6% 9/15/17	4,072	4,195
6.25% 12/15/14	3,586	3,841
6.25% 1/15/17	2,676	2,799
Federal Realty Investment Trust:
5.4% 12/1/13	3,291	3,574
5.9% 4/1/20	1,740	1,940
6% 7/15/12	1,979	2,123
6.2% 1/15/17	1,522	1,720
HRPT Properties Trust:
5.75% 11/1/15	1,726	1,827
6.65% 1/15/18	3,860	4,140
UDR, Inc. 5.5% 4/1/14	7,998	8,553
United Dominion Realty Trust, Inc. 5.25% 1/15/15	2,175	2,297
Washington (REIT) 5.95% 6/15/11	6,334	6,520
		69,520
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 2.1%
AMB Property LP:
5.9% 8/15/13	$ 5,685	$ 6,060
6.3% 6/1/13	5,773	6,275
BioMed Realty LP 6.125% 4/15/20 (f)	2,345	2,534
Brandywine Operating Partnership LP:
5.625% 12/15/10	13,759	13,894
5.7% 5/1/17	810	821
5.75% 4/1/12	3,996	4,128
Colonial Properties Trust:
4.8% 4/1/11	481	477
5.5% 10/1/15	7,511	7,297
6.875% 8/15/12	2,950	3,046
Colonial Realty LP 6.05% 9/1/16	5,558	5,376
Digital Realty Trust LP 4.5% 7/15/15 (f)	3,342	3,384
Duke Realty LP:
5.4% 8/15/14	6,434	6,784
5.5% 3/1/16	6,313	6,636
5.625% 8/15/11	4,377	4,473
5.95% 2/15/17	1,925	2,064
6.25% 5/15/13	4,720	5,101
6.5% 1/15/18	6,346	6,944
ERP Operating LP:
4.75% 7/15/20	4,679	4,898
5.5% 10/1/12	7,592	8,192
6.625% 3/15/12	1,392	1,496
Liberty Property LP:
5.5% 12/15/16	3,957	4,263
6.375% 8/15/12	2,724	2,925
6.625% 10/1/17	4,247	4,860
Mack-Cali Realty LP 7.75% 2/15/11	1,739	1,781
Post Apartment Homes LP 6.3% 6/1/13	6,854	7,401
Reckson Operating Partnership LP:
5.15% 1/15/11	1,820	1,824
6% 3/31/16	1,534	1,493
Regency Centers LP 6.75% 1/15/12	7,337	7,719
Simon Property Group LP:
4.2% 2/1/15	2,530	2,704
5.1% 6/15/15	3,937	4,398
6.75% 2/1/40	4,075	4,867
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
6.125% 6/1/20	$ 2,993	$ 3,294
6.15% 11/15/15	10,742	11,874
		159,283
Thrifts & Mortgage Finance - 0.5%
Bank of America Corp.:
3.7% 9/1/15	6,185	6,173
5.65% 5/1/18	18,622	19,363
6.5% 8/1/16	6,800	7,600
First Niagara Financial Group, Inc. 6.75% 3/19/20	5,118	5,618
Independence Community Bank Corp. 2.353% 4/1/14 (l)	3,116	2,998
		41,752
TOTAL FINANCIALS		855,137
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Express Scripts, Inc.:
5.25% 6/15/12	5,308	5,663
6.25% 6/15/14	1,951	2,249
		7,912
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.4% 12/15/11 (f)	521	551
Airlines - 0.5%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	254	256
Continental Airlines, Inc.:
6.545% 8/2/20	1,541	1,564
6.795% 2/2/20	648	622
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	7,194	7,391
7.57% 11/18/10	13,914	14,053
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	3,440	3,256
8.36% 7/20/20	10,742	10,726
		37,868
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (l)	$ 3,739	$ 3,664
TOTAL INDUSTRIALS		42,083
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	5,883	6,582
6.55% 10/1/17	3,033	3,547
		10,129
MATERIALS - 0.4%
Chemicals - 0.2%
Dow Chemical Co. 7.6% 5/15/14	16,321	19,028
Metals & Mining - 0.2%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (f)	5,241	5,781
Rio Tinto Finance (USA) Ltd. 5.875% 7/15/13	7,171	7,982
		13,763
TOTAL MATERIALS		32,791
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.:
6.3% 1/15/38	19,696	22,601
6.8% 5/15/36	10,394	12,526
BellSouth Capital Funding Corp. 7.875% 2/15/30	6,382	8,067
British Telecommunications PLC 9.375% 12/15/10 (d)	1,934	1,977
CenturyTel, Inc. 7.6% 9/15/39	4,874	4,749
Deutsche Telekom International Financial BV 5.875% 8/20/13	6,186	6,881
France Telecom SA 7.75% 3/1/11 (d)	2,706	2,801
Sprint Capital Corp.:
6.875% 11/15/28	6,238	5,209
7.625% 1/30/11	5,123	5,213
Telecom Italia Capital SA:
4.875% 10/1/10	3,277	3,288
4.95% 9/30/14	6,637	6,977
5.25% 10/1/15	3,019	3,214
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Emisiones SAU:
5.855% 2/4/13	$ 1,612	$ 1,754
5.877% 7/15/19	2,416	2,741
6.221% 7/3/17	1,964	2,238
Verizon Communications, Inc. 6.1% 4/15/18	7,542	8,890
		99,126
Wireless Telecommunication Services - 0.5%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	6,274	6,778
5.875% 10/1/19	7,883	8,849
6.35% 3/15/40	2,469	2,725
Sprint Nextel Corp. 6% 12/1/16	12,603	11,768
Vodafone Group PLC 5.5% 6/15/11	3,420	3,544
		33,664
TOTAL TELECOMMUNICATION SERVICES		132,790
UTILITIES - 2.1%
Electric Utilities - 1.0%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	6,779	7,401
Commonwealth Edison Co. 5.4% 12/15/11	8,675	9,145
EDP Finance BV 6% 2/2/18 (f)	14,961	14,983
Mid-American Energy Co. 5.65% 7/15/12	942	1,016
Oncor Electric Delivery Co. 6.375% 5/1/12	20,436	22,035
Pennsylvania Electric Co. 6.05% 9/1/17	6,168	6,983
PPL Capital Funding, Inc. 6.7% 3/30/67 (l)	9,216	8,640
Progress Energy, Inc. 6% 12/1/39	3,794	4,345
		74,548
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (f)	3,626	3,994
Texas Eastern Transmission Corp. 7.3% 12/1/10	3,228	3,278
		7,272
Independent Power Producers & Energy Traders - 0.4%
Duke Capital LLC 5.668% 8/15/14	7,906	8,805
Exelon Generation Co. LLC 5.35% 1/15/14	6,631	7,297
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
PPL Energy Supply LLC:
6.2% 5/15/16	$ 3,175	$ 3,608
6.5% 5/1/18	6,705	7,671
		27,381
Multi-Utilities - 0.6%
Consolidated Edison Co. of New York, Inc.:
Series 2000 B, 7.5% 9/1/10	377	377
5.7% 6/15/40	2,520	2,879
7.5% 9/1/10	475	475
Dominion Resources, Inc.:
6.3% 9/30/66 (l)	2,051	1,928
7.5% 6/30/66 (l)	4,578	4,670
DTE Energy Co. 7.05% 6/1/11	3,168	3,308
KeySpan Corp. 7.625% 11/15/10	212	215
National Grid PLC 6.3% 8/1/16	8,354	9,794
NiSource Finance Corp.:
5.4% 7/15/14	1,746	1,909
5.45% 9/15/20	1,831	1,962
6.4% 3/15/18	5,675	6,517
7.875% 11/15/10	1,421	1,439
San Diego Gas & Electric Co. 4.5% 8/15/40	4,981	5,043
Wisconsin Energy Corp. 6.25% 5/15/67 (l)	9,628	9,098
		49,614
TOTAL UTILITIES		158,815
TOTAL NONCONVERTIBLE BONDS (Cost $1,495,099)		1,609,792
U.S. Government and Government Agency Obligations - 40.6%

U.S. Government Agency Obligations - 0.3%
Tennessee Valley Authority 5.25% 9/15/39	19,500	23,250
U.S. Treasury Inflation Protected Obligations - 4.1%
U.S. Treasury Inflation-Indexed Notes:
1.375% 1/15/20	254,253	265,847
2.125% 2/15/40	42,699	48,188
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		314,035
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 36.2%
U.S. Treasury Bonds:
4.375% 11/15/39	$ 100,910	$ 116,488
4.375% 5/15/40	208,514	240,996
U.S. Treasury Notes:
0.75% 8/15/13 (e)	130,000	130,163
1.75% 4/15/13	908,660	935,077
2.375% 9/30/14	105,000	110,480
2.625% 7/31/14 (i)	712,335	756,689
2.75% 10/31/13 (i)	394,918	419,539
3.625% 2/15/20	50,380	55,465
TOTAL U.S. TREASURY OBLIGATIONS		2,764,897
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,958,072)		3,102,182
U.S. Government Agency - Mortgage Securities - 14.4%

Fannie Mae - 11.9%
2.593% 6/1/36 (l)	236	247
2.647% 5/1/35 (l)	10,259	10,782
2.949% 2/1/35 (l)	4,386	4,622
3.319% 9/1/35 (l)	4,237	4,424
3.378% 10/1/34 (l)	8,007	8,412
3.407% 10/1/37 (l)	12,373	12,942
3.5% 9/1/25 (g)(h)	4,000	4,147
3.5% 9/1/25 (g)(h)	4,000	4,147
3.5% 9/1/25 (g)	22,000	22,809
3.5% 10/1/25 (g)	4,000	4,130
3.5% 10/1/25 (g)	4,000	4,130
3.549% 8/1/35 (l)	1,361	1,417
4% 9/1/25 (g)	14,000	14,702
4% 9/1/25 (g)	20,000	21,003
4% 9/1/25 (g)	15,000	15,752
4% 8/1/39	7,844	8,133
4.248% 7/1/37 (l)	698	735
4.5% 6/1/25 to 8/1/40 (g)	70,484	74,258
4.5% 9/1/25 (g)	6,000	6,348
4.5% 9/1/40 (g)	12,900	13,548
4.5% 9/1/40 (g)	66,000	69,315
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 4/1/18 to 6/1/40	$ 73,011	$ 78,116
5% 9/1/25 (g)(h)	3,000	3,190
5% 9/1/25 (g)	21,000	22,331
5% 8/1/40	380	404
5% 8/1/40	660	701
5% 9/1/40 (g)	26,000	27,611
5% 9/1/40 (g)	10,700	11,363
5% 9/1/40 (g)	38,000	40,354
5% 9/1/40	2,390	2,540
5% 9/1/40	600	638
5.5% 12/1/30 to 3/1/40	89,822	96,753
5.5% 9/1/40 (g)(h)	162,000	173,201
6% 7/1/21 to 9/1/39 (g)	64,524	70,315
6% 9/1/40 (g)(h)	3,000	3,230
6% 9/1/40 (g)	15,000	16,151
6.5% 5/1/31 to 9/1/38	16,395	18,158
6.5% 9/1/40 (g)	2,000	2,177
6.5% 9/1/40 (g)	32,000	34,835
TOTAL FANNIE MAE		908,071
Freddie Mac - 1.1%
2.601% 4/1/35 (l)	7,141	7,489
2.661% 4/1/35 (l)	8,897	9,351
2.77% 8/1/35 (l)	8,072	8,463
3.069% 1/1/36 (l)	2,595	2,730
3.141% 10/1/34 (l)	4,371	4,572
3.374% 7/1/35 (l)	2,593	2,688
4.5% 7/1/25 to 4/1/40	4,429	4,691
5% 9/1/39 to 6/1/40	8,746	9,396
5.416% 10/1/35 (l)	309	327
6% 7/1/37	250	271
6% 9/1/40 (g)	20,400	21,927
6.5% 10/1/37 to 1/1/39	12,975	14,108
TOTAL FREDDIE MAC		86,013
Ginnie Mae - 1.4%
4% 9/1/40 (g)	12,000	12,490
4% 9/1/40 (g)	16,000	16,669
4% 9/1/40 (g)	2,000	2,084
4% 9/1/40 (g)	1,800	1,875
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4.5% 3/15/39 to 4/15/40	$ 12,751	$ 13,580
4.5% 9/1/40 (g)	27,000	28,637
4.5% 9/1/40 (g)(h)	8,000	8,485
4.5% 10/1/40 (g)	8,000	8,456
5.5% 12/20/28 to 12/15/38	15,864	17,246
TOTAL GINNIE MAE		109,522
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,083,483)		1,103,606
Asset-Backed Securities - 2.0%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7338% 4/25/35 (l)	1,444	829
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0138% 3/25/34 (l)	94	90
Class M2, 1.9138% 3/25/34 (l)	275	179
Series 2005-HE2 Class M2, 0.7138% 4/25/35 (l)	154	137
Series 2006-HE2 Class M3, 0.6038% 5/25/36 (l)	16	1
Series 2006-OP1:
Class M4, 0.6338% 4/25/36 (l)	135	5
Class M5, 0.6538% 4/25/36 (l)	34	0 *
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2963% 9/20/13 (l)	296	294
Series 2006-C1 Class C1, 0.7463% 10/20/14 (l)	82	15
Series 2007-A4 Class A4, 0.2963% 4/22/13 (l)	263	262
Series 2007-D1 Class D, 1.6663% 1/22/13 (f)(l)	6,136	0
Airspeed Ltd. Series 2007-1A Class C1, 2.7759% 6/15/32 (f)(l)	6,122	2,236
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (f)	2,720	2,776
Class A4, 3% 10/15/15 (f)	2,700	2,823
Ally Master Owner Trust:
Series 2010-1 Class A, 2.0259% 1/15/15 (f)(l)	13,880	14,147
Series 2010-2 Class A, 4.25% 4/15/17 (f)	8,030	8,471
Series 2010-3 Class A, 2.88% 4/15/15 (f)	6,200	6,368
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	84	84
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1:
Class D, 5.62% 9/8/14	$ 812	$ 815
Class E, 6.96% 3/8/16 (f)	3,214	3,080
Series 2007-2M Class A3, 5.22% 6/8/12	34	34
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9638% 12/25/33 (l)	84	60
Series 2004-R2 Class M3, 0.8138% 4/25/34 (l)	122	13
Series 2005-R2 Class M1, 0.7138% 4/25/35 (l)	1,638	1,270
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7188% 3/25/34 (l)	38	26
Series 2004-W7 Class M1, 0.8138% 5/25/34 (l)	1,012	458
Series 2006-W4 Class A2C, 0.4238% 5/25/36 (l)	1,152	397
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0888% 4/25/34 (l)	2,117	1,272
Series 2006-HE2 Class M1, 0.6338% 3/25/36 (l)	149	11
Axon Financial Funding Ltd. 1.1336% 4/4/17 (c)(f)(l)	5,160	0 *
Bank of America Auto Trust:
Series 2009-1A Class A4, 3.52% 6/15/16 (f)	5,300	5,559
Series 2009-2A Class A3, 2.13% 9/15/13 (f)	4,300	4,356
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.2883% 12/1/41 (l)	598	597
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5483% 12/26/24 (l)	1,740	1,653
C-BASS Trust Series 2006-CB7 Class A2, 0.3238% 10/25/36 (l)	205	202
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	1,009	1,015
Class C, 5.31% 6/15/12	930	945
Series 2007-1 Class C, 5.38% 11/15/12	331	346
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7163% 7/20/39 (f)(l)	363	73
Class B, 1.0163% 7/20/39 (f)(l)	355	18
Class C, 1.3663% 7/20/39 (f)(l)	456	9
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	670	689
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5638% 7/25/36 (l)	905	93
Series 2006-NC2 Class M7, 1.1138% 6/25/36 (l)	572	23
Series 2006-NC3 Class M10, 2.2638% 8/25/36 (f)(l)	855	40
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Carrington Mortgage Loan Trust: - continued
Series 2006-NC4 Class M1, 0.5638% 10/25/36 (l)	$ 127	$ 16
Series 2006-RFC1 Class M9, 2.1338% 5/25/36 (l)	251	15
Series 2007-RFC1 Class A3, 0.4038% 12/25/36 (l)	1,429	544
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4463% 5/20/17 (f)(l)	115	103
Series 2005-1A Class A1, 4.67% 5/20/17 (f)	259	262
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5338% 5/25/37 (l)	607	27
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3238% 6/25/47 (l)	58	56
Series 2007-4 Class A1A, 0.4488% 9/25/37 (l)	362	337
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	1,666	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.5972% 3/25/32 (l)	76	32
Series 2004-3 Class M4, 1.2338% 4/25/34 (l)	126	46
Series 2004-4 Class M2, 1.0588% 6/25/34 (l)	467	245
Series 2005-3 Class MV1, 0.6838% 8/25/35 (l)	966	909
Series 2005-AB1 Class A2, 0.4738% 8/25/35 (l)	146	143
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (f)	431	438
Series 2007-C Class A3, 5.43% 5/15/12 (f)	36	36
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (f)	3,272	3,047
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7759% 5/28/35 (l)	31	23
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4388% 8/25/34 (l)	231	105
Series 2006-3 Class 2A3, 0.4238% 11/25/36 (l)	4,467	1,601
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0888% 3/25/34 (l)	18	5
Series 2005-FF9 Class A3, 0.5438% 10/25/35 (l)	2,714	2,540
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (f)	3,428	3,525
Series 2006-C:
Class B, 5.3% 6/15/12	409	423
Class D, 6.89% 5/15/13 (f)	2,428	2,523
Series 2007-A Class D, 7.05% 12/15/13 (f)	1,378	1,458
Series 2009-D:
Class A3, 2.17% 10/15/13	3,400	3,451
Class A4, 2.98% 8/15/14	3,000	3,129
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8259% 6/15/13 (l)	$ 612	$ 603
Series 2010-1 Class A, 1.9259% 12/15/14 (f)(l)	12,300	12,570
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	41	41
Series 2007-1:
Class A4, 5.03% 2/16/15	278	278
Class C, 5.43% 2/16/15	350	345
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7538% 1/25/35 (l)	752	261
Class M4, 0.9438% 1/25/35 (l)	289	32
Series 2006-D Class M1, 0.4938% 11/25/36 (l)	184	6
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6975% 2/25/47 (f)(l)	2,174	1,484
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)	1,530	1,224
GE Business Loan Trust:
Series 2003-1 Class A, 0.7059% 4/15/31 (f)(l)	218	192
Series 2006-2A:
Class A, 0.4559% 11/15/34 (f)(l)	1,541	1,240
Class B, 0.5559% 11/15/34 (f)(l)	558	335
Class C, 0.6559% 11/15/34 (f)(l)	924	370
Class D, 1.0259% 11/15/34 (f)(l)	352	85
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4259% 9/15/17 (l)	751	740
Goal Capital Funding Trust Series 2007-1 Class C1, 0.9383% 6/25/42 (l)	421	340
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	31	32
Class C, 5.74% 12/15/14	66	67
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (f)(l)	369	89
Class M1, 0.9138% 6/25/34 (l)	2,042	1,267
Series 2007-HE1 Class M1, 0.5138% 3/25/47 (l)	827	50
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6138% 4/25/36 (l)	161	4
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3438% 5/25/30 (f)(l)	518	135
Series 2006-3:
Class B, 0.6638% 9/25/46 (f)(l)	519	104
Class C, 0.8138% 9/25/46 (f)(l)	1,211	182
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5838% 8/25/33 (l)	$ 261	$ 166
Series 2003-3 Class M1, 1.5538% 8/25/33 (l)	644	446
Series 2003-5 Class A2, 0.9638% 12/25/33 (l)	26	15
Series 2005-5 Class 2A2, 0.5138% 11/25/35 (l)	118	116
Series 2006-1 Class 2A3, 0.4888% 4/25/36 (l)	1,328	1,279
Series 2006-8 Class 2A1, 0.3138% 3/25/37 (l)	6	5
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5563% 3/20/36 (l)	638	488
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4538% 1/25/37 (l)	1,144	355
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	3,440	3,493
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5638% 7/25/36 (l)	116	5
Series 2007-CH1:
Class AV4, 0.3938% 11/25/36 (l)	1,144	870
Class MV1, 0.4938% 11/25/36 (l)	928	519
Series 2007-CH3 Class M1, 0.5638% 3/25/37 (l)	326	18
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.8672% 12/27/29 (l)	661	550
Series 2006-A Class 2C, 1.6872% 3/27/42 (l)	2,011	310
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	1,585	1,613
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3438% 6/25/34 (l)	125	85
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)	17	16
Class C, 5.691% 10/20/28 (f)	8	6
Class D, 6.01% 10/20/28 (f)	91	72
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5238% 10/25/36 (l)	410	25
Series 2007-HE1 Class M1, 0.5638% 5/25/37 (l)	622	34
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0138% 7/25/34 (l)	110	47
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	122	124
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9138% 7/25/34 (l)	408	314
Series 2006-FM1 Class A2B, 0.3738% 4/25/37 (l)	1,690	1,465
Series 2006-MLN1 Class A2A, 0.3338% 7/25/37 (l)	15	14
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Investors Trust: - continued
Series 2006-OPT1 Class A1A, 0.5238% 6/25/35 (l)	$ 2,232	$ 1,575
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6038% 8/25/34 (l)	45	30
Series 2004-NC8 Class M6, 1.5138% 9/25/34 (l)	133	65
Series 2005-NC1 Class M1, 0.7038% 1/25/35 (l)	317	163
Series 2005-NC2 Class B1, 1.4338% 3/25/35 (l)	331	39
Series 2007-HE2 Class M1, 0.5138% 1/25/37 (l)	150	4
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (n)	2,736	391
Series 2006-1 Class AIO, 5.5% 4/25/11 (n)	235	6
Series 2006-2 Class AIO, 6% 8/25/11 (n)	132	6
Series 2006-3 Class AIO, 7.1% 1/25/12 (n)	212	16
Series 2006-4:
Class A1, 0.2938% 3/25/25 (l)	350	345
Class AIO, 6.35% 2/27/12 (n)	673	57
Class D, 1.3638% 5/25/32 (l)	1,537	22
Series 2007-1 Class AIO, 7.27% 4/25/12 (n)	905	97
Series 2007-2 Class AIO, 6.7% 7/25/12 (n)	769	90
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7738% 9/25/35 (l)	1,132	466
Series 2005-D Class M2, 0.7338% 2/25/36 (l)	538	69
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3838% 3/25/36 (l)	30	30
Ocala Funding LLC Series 2006-1A Class A, 1.6663% 3/20/11 (c)(f)(l)	933	345
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3538% 5/25/37 (l)	67	65
Series 2007-6 Class 2A1, 0.3238% 7/25/37 (l)	125	120
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5138% 9/25/34 (l)	422	182
Class M4, 1.7138% 9/25/34 (l)	542	86
Series 2005-WCH1:
Class M2, 0.7838% 1/25/36 (l)	1,624	1,374
Class M3, 0.8238% 1/25/36 (l)	379	243
Class M4, 1.0938% 1/25/36 (l)	1,171	368
Series 2005-WHQ2:
Class M7, 1.5138% 5/25/35 (l)	1,440	21
Class M9, 2.1438% 5/25/35 (l)	231	1
Providian Master Note Trust Series 2006-C1A Class C1, 0.8259% 3/15/15 (f)(l)	2,416	2,406
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4938% 12/25/36 (l)	$ 407	$ 16
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3338% 2/25/37 (l)	81	79
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0638% 4/25/33 (l)	4	3
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0588% 3/25/35 (l)	1,326	870
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9838% 1/25/36 (l)	54	2
Series 2006-FR4 Class A2A, 0.3438% 8/25/36 (l)	28	13
Series 2007-NC1 Class A2A, 0.3138% 12/25/36 (l)	11	11
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4881% 3/20/19 (f)(l)	646	602
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4871% 6/15/33 (l)	1,009	61
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (f)	374	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4138% 9/25/34 (l)	59	14
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3538% 6/25/37 (l)	2,040	1,691
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)	576	579
Swift Master Auto Receivables Trust Series 2007-2 Class A, 0.9259% 10/15/12 (l)	1,632	1,630
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1238% 9/25/34 (l)	23	14
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0936% 4/6/42 (f)(l)	1,705	85
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	475	486
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (f)	55	56
Series 2006-2A:
Class B, 5.29% 6/20/12 (f)	219	220
Class D, 5.54% 12/20/12 (f)	332	337
Class E, 7.05% 5/20/14 (f)	3,929	4,001
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	704	0
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7759% 8/15/15 (f)(l)	6,423	6,365
Series 2007-A4A Class A4, 5.2% 10/15/14 (f)	6,931	6,968
Series 2007-A5A Class A5, 1.0259% 10/15/14 (f)(l)	1,020	1,020
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(f)	$ 6	$ 0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2978% 10/25/44 (f)(l)	1,419	468
TOTAL ASSET-BACKED SECURITIES (Cost $156,032)		155,609
Collateralized Mortgage Obligations - 1.3%

Private Sponsor - 1.3%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.9575% 4/12/56 (f)(l)	1,133	680
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6987% 4/10/49 (l)	1,123	272
Class C, 5.6987% 4/10/49 (l)	2,997	505
Class D, 5.6987% 4/10/49 (l)	1,500	223
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (f)	5,934	6,020
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.6145% 1/25/34 (l)	1,217	1,089
Series 2004-1 Class 2A2, 3.6636% 10/25/34 (l)	1,303	1,159
Series 2004-A Class 2A2, 3.5151% 2/25/34 (l)	166	146
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (l)	96	84
Class 2A2, 3.0586% 3/25/34 (l)	765	698
Series 2004-D Class 2A2, 2.9566% 5/25/34 (l)	1,162	1,081
Series 2004-G Class 2A7, 3.195% 8/25/34 (l)	1,030	896
Series 2004-H Class 2A1, 3.7091% 9/25/34 (l)	940	822
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (f)(l)(n)	35,279	2,752
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5438% 1/25/35 (l)	1,828	1,437
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4276% 10/12/41 (f)(l)(n)	2,579	29
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.2363% 2/25/37 (l)	1,136	1,088
Series 2007-A2 Class 2A1, 3.4095% 7/25/37 (l)	1,342	1,281
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0914% 12/10/49 (l)	1,372	1,465
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 2.7498% 8/25/34 (l)	1,062	988
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Citigroup Mortgage Loan Trust Series 2004-UST1: - continued
Class A4, 2.489% 8/25/34 (l)	$ 937	$ 889
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (l)	1,533	307
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7759% 7/16/34 (f)(l)	1,372	1,338
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6638% 5/25/33 (l)	11	11
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.8818% 11/25/34 (l)	1,343	1,295
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3566% 11/19/37 (l)	45	44
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.9962% 10/25/34 (l)	1,178	1,117
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.6847% 10/18/54 (f)(l)	2,627	2,570
Class C2, 0.9947% 10/18/54 (f)(l)	881	851
Class M2, 0.7747% 10/18/54 (f)(l)	1,509	1,454
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.8155% 11/20/56 (f)(l)	2,144	2,025
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.9975% 10/11/41 (f)(l)	2,469	2,432
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8163% 12/20/54 (l)	117	51
Series 2006-1A Class C2, 0.8663% 12/20/54 (f)(l)	5,059	2,226
Series 2006-2 Class C1, 0.7363% 12/20/54 (l)	4,271	1,901
Series 2006-3 Class C2, 0.7663% 12/20/54 (l)	890	402
Series 2006-4:
Class B1, 0.3563% 12/20/54 (l)	3,376	2,515
Class C1, 0.6463% 12/20/54 (l)	2,064	908
Class M1, 0.4363% 12/20/54 (l)	889	573
Series 2007-1:
Class 1C1, 0.5663% 12/20/54 (l)	1,688	751
Class 1M1, 0.4163% 12/20/54 (l)	1,120	717
Class 2C1, 0.6963% 12/20/54 (l)	768	342
Class 2M1, 0.5163% 12/20/54 (l)	1,438	920
Series 2007-2 Class 2C1, 0.7019% 12/17/54 (l)	1,992	867
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9713% 1/20/44 (l)	341	188
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 3.1041% 4/25/35 (l)	$ 481	$ 414
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4866% 5/19/35 (l)	305	192
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (l)	2,602	2,776
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9219% 8/25/36 (l)	1,633	1,388
Series 2004-A3 Class 4A1, 4.2862% 7/25/34 (l)	1,448	1,404
Series 2006-A2 Class 5A1, 3.3347% 11/25/33 (l)	1,319	1,236
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	617	665
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4738% 5/25/47 (l)	896	562
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4938% 10/25/36 (l)	311	1
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4338% 2/25/37 (l)	1,450	967
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.446% 6/15/22 (f)(l)	190	163
Class C, 0.466% 6/15/22 (f)(l)	1,173	997
Class D, 0.476% 6/15/22 (f)(l)	452	375
Class E, 0.486% 6/15/22 (f)(l)	722	548
Class F, 0.516% 6/15/22 (f)(l)	1,196	849
Class G, 0.586% 6/15/22 (f)(l)	271	184
Class H, 0.606% 6/15/22 (f)(l)	542	341
Class J, 0.646% 6/15/22 (f)(l)	633	335
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.8028% 8/25/34 (l)	1,512	1,435
Series 2005-A2 Class A7, 2.8016% 2/25/35 (l)	1,191	1,097
Series 2006-A6 Class A4, 3.5975% 10/25/33 (l)	1,018	911
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5538% 7/25/35 (l)	1,957	1,543
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5638% 3/25/37 (l)	2,252	155
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.9% 10/25/35 (l)	3,440	2,907
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6434% 7/10/35 (f)(l)	1,348	750
Class B6, 3.1434% 7/10/35 (f)(l)	1,787	873
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	$ 680	$ 688
Series 2004-SL3 Class A1, 7% 8/25/16	44	43
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7138% 6/25/33 (f)(l)	337	267
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)	194	194
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.1948% 7/20/34 (l)	32	17
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3532% 4/25/33 (l)	450	436
Series 2003-20 Class 1A1, 5.5% 7/25/33	401	410
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5288% 9/25/36 (l)	2,597	1,482
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.8215% 8/25/33 (l)	764	727
Series 2005-AR3 Class A2, 2.727% 3/25/35 (l)	2,000	1,752
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 2.9891% 11/25/34 (l)	2,188	2,089
Series 2005-AR12 Class 2A6, 2.9082% 7/25/35 (l)	2,594	2,414
Series 2005-AR2 Class 2A2, 2.8765% 3/25/35 (l)	1,761	1,630
Series 2005-AR3 Class 2A1, 2.9468% 3/25/35 (l)	1,473	1,329
Series 2006-AR8 Class 3A1, 5.2162% 4/25/36 (l)	15,165	13,660
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $86,503)		99,615
Commercial Mortgage Securities - 6.8%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8128% 2/14/43 (l)	1,009	1,097
Class A3, 6.8628% 2/14/43 (l)	1,089	1,182
Class A6, 7.1828% 2/14/43 (l)	1,605	1,716
Class PS1, 1.387% 2/14/43 (l)(n)	4,219	124
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7202% 5/10/45 (l)	1,602	1,724
Series 2006-3 Class A4, 5.889% 7/10/44 (l)	8,540	9,087
Series 2006-4 Class A1, 5.363% 7/10/46 (l)	83	83
Series 2006-5 Class A1, 5.185% 9/10/47	37	37
Series 2006-6 Class A3, 5.369% 10/10/45	2,744	2,862
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-2 Class A1, 5.421% 4/10/49	$ 113	$ 117
Series 2007-4 Class A3, 5.811% 2/10/51 (l)	1,368	1,474
Series 2006-6 Class E, 5.619% 10/10/45 (f)	793	145
Series 2007-3:
Class A3, 5.6578% 6/10/49 (l)	2,291	2,455
Class A4, 5.6578% 6/10/49 (l)	2,860	2,878
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	3,005	3,130
Series 2004-2:
Class A3, 4.05% 11/10/38	1,513	1,533
Class A4, 4.153% 11/10/38	1,740	1,799
Series 2004-4 Class A3, 4.128% 7/10/42	86	86
Series 2005-1 Class A3, 4.877% 11/10/42	2,262	2,273
Series 2006-1 Class A1, 5.219% 9/10/45 (l)	278	279
Series 2001-3 Class H, 6.562% 4/11/37 (f)	767	759
Series 2001-PB1:
Class J, 7.166% 5/11/35 (f)	343	330
Class K, 6.15% 5/11/35 (f)	638	575
Series 2003-2 Class XP, 0.307% 3/11/41 (f)(l)(n)	9,253	6
Series 2005-3 Series A3B, 5.09% 7/10/43 (l)	4,262	4,555
Series 2005-6 Class A3, 5.1778% 9/10/47 (l)	2,470	2,552
Series 2007-1 Class B, 5.543% 1/15/49	826	271
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5859% 3/15/22 (f)(l)	589	483
Class D, 0.6359% 3/15/22 (f)(l)	597	466
Class E, 0.6759% 3/15/22 (f)(l)	493	370
Class F, 0.7459% 3/15/22 (f)(l)	489	342
Class G, 0.8059% 3/15/22 (f)(l)	317	206
Series 2006-BIX1:
Class C, 0.4559% 10/15/19 (f)(l)	882	732
Class D, 0.4859% 10/15/19 (f)(l)	1,077	905
Class E, 0.5159% 10/15/19 (f)(l)	998	827
Class F, 0.5859% 10/15/19 (f)(l)	2,362	1,899
Class G, 0.6059% 10/15/19 (f)(l)	951	663
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1138% 12/25/33 (f)(l)	65	38
Series 2004-1:
Class A, 0.6238% 4/25/34 (f)(l)	1,071	846
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-1:
Class B, 2.1638% 4/25/34 (f)(l)	$ 120	$ 60
Class M1, 0.8238% 4/25/34 (f)(l)	96	66
Class M2, 1.4638% 4/25/34 (f)(l)	89	51
Series 2004-2:
Class A, 0.6938% 8/25/34 (f)(l)	837	662
Class M1, 0.8438% 8/25/34 (f)(l)	152	96
Series 2004-3:
Class A1, 0.6338% 1/25/35 (f)(l)	1,873	1,461
Class A2, 0.6838% 1/25/35 (f)(l)	269	175
Class M1, 0.7638% 1/25/35 (f)(l)	323	209
Class M2, 1.2638% 1/25/35 (f)(l)	163	101
Series 2005-2A:
Class A1, 0.5738% 8/25/35 (f)(l)	1,484	1,107
Class M1, 0.6938% 8/25/35 (f)(l)	78	45
Class M2, 0.7438% 8/25/35 (f)(l)	129	71
Class M3, 0.7638% 8/25/35 (f)(l)	71	36
Class M4, 0.8738% 8/25/35 (f)(l)	65	31
Series 2005-3A:
Class A1, 0.5838% 11/25/35 (f)(l)	575	428
Class A2, 0.6638% 11/25/35 (f)(l)	537	347
Class M1, 0.7038% 11/25/35 (f)(l)	115	59
Class M2, 0.7538% 11/25/35 (f)(l)	87	41
Class M3, 0.7738% 11/25/35 (f)(l)	77	35
Class M4, 0.8638% 11/25/35 (f)(l)	97	41
Series 2005-4A:
Class A2, 0.6538% 1/25/36 (f)(l)	1,335	854
Class B1, 1.6638% 1/25/36 (f)(l)	116	38
Class M1, 0.7138% 1/25/36 (f)(l)	431	224
Class M2, 0.7338% 1/25/36 (f)(l)	129	63
Class M3, 0.7638% 1/25/36 (f)(l)	189	87
Class M4, 0.8738% 1/25/36 (f)(l)	104	42
Class M5, 0.9138% 1/25/36 (f)(l)	104	40
Class M6, 0.9638% 1/25/36 (f)(l)	111	40
Series 2006-1:
Class A2, 0.6238% 4/25/36 (f)(l)	203	136
Class M1, 0.6438% 4/25/36 (f)(l)	123	62
Class M2, 0.6638% 4/25/36 (f)(l)	130	63
Class M3, 0.6838% 4/25/36 (f)(l)	112	49
Class M4, 0.7838% 4/25/36 (f)(l)	64	24
Class M5, 0.8238% 4/25/36 (f)(l)	62	24
Class M6, 0.9038% 4/25/36 (f)(l)	123	47
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class A1, 0.4938% 7/25/36 (f)(l)	$ 3,540	$ 2,735
Class A2, 0.5438% 7/25/36 (f)(l)	183	124
Class B1, 1.1338% 7/25/36 (f)(l)	116	30
Class B3, 2.9638% 7/25/36 (f)(l)	103	19
Class M1, 0.5738% 7/25/36 (f)(l)	192	91
Class M2, 0.5938% 7/25/36 (f)(l)	135	62
Class M3, 0.6138% 7/25/36 (f)(l)	112	46
Class M4, 0.6838% 7/25/36 (f)(l)	128	51
Class M5, 0.7338% 7/25/36 (f)(l)	93	33
Class M6, 0.8038% 7/25/36 (f)(l)	139	43
Series 2006-3A:
Class B1, 1.0638% 10/25/36 (f)(l)	121	24
Class B2, 1.6138% 10/25/36 (f)(l)	149	26
Class B3, 2.8638% 10/25/36 (f)(l)	143	23
Class M4, 0.6938% 10/25/36 (f)(l)	134	43
Class M5, 0.7438% 10/25/36 (f)(l)	161	45
Class M6, 0.8238% 10/25/36 (f)(l)	315	76
Series 2006-4A:
Class A1, 0.4938% 12/25/36 (f)(l)	664	493
Class A2, 0.5338% 12/25/36 (f)(l)	3,366	2,140
Class B1, 0.9638% 12/25/36 (f)(l)	167	40
Class B2, 1.5138% 12/25/36 (f)(l)	171	33
Class B3, 2.7138% 12/25/36 (f)(l)	179	20
Class M1, 0.5538% 12/25/36 (f)(l)	216	101
Class M2, 0.5738% 12/25/36 (f)(l)	144	62
Class M3, 0.6038% 12/25/36 (f)(l)	146	57
Class M4, 0.6638% 12/25/36 (f)(l)	175	62
Class M5, 0.7038% 12/25/36 (f)(l)	160	54
Class M6, 0.7838% 12/25/36 (f)(l)	144	46
Series 2007-1:
Class A2, 0.5338% 3/25/37 (f)(l)	728	459
Class B1, 0.9338% 3/25/37 (f)(l)	231	51
Class B2, 1.4138% 3/25/37 (f)(l)	168	31
Class B3, 3.6138% 3/25/37 (f)(l)	459	69
Class M1, 0.5338% 3/25/37 (f)(l)	204	92
Class M2, 0.5538% 3/25/37 (f)(l)	152	59
Class M3, 0.5838% 3/25/37 (f)(l)	202	71
Class M4, 0.6338% 3/25/37 (f)(l)	164	53
Class M5, 0.6838% 3/25/37 (f)(l)	171	49
Class M6, 0.7638% 3/25/37 (f)(l)	237	58
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class A1, 0.5338% 7/25/37 (f)(l)	$ 1,812	$ 1,268
Class A2, 0.5838% 7/25/37 (f)(l)	1,696	882
Class B1, 1.8638% 7/25/37 (f)(l)	508	76
Class B2, 2.5138% 7/25/37 (f)(l)	443	66
Class B3, 3.6138% 7/25/37 (f)(l)	497	65
Class M1, 0.6338% 7/25/37 (f)(l)	578	220
Class M2, 0.6738% 7/25/37 (f)(l)	301	90
Class M3, 0.7538% 7/25/37 (f)(l)	305	70
Class M4, 0.9138% 7/25/37 (f)(l)	634	127
Class M5, 1.0138% 7/25/37 (f)(l)	559	95
Class M6, 1.2638% 7/25/37 (f)(l)	711	110
Series 2007-3:
Class A2, 0.5538% 7/25/37 (f)(l)	725	443
Class B1, 1.2138% 7/25/37 (f)(l)	438	99
Class B2, 1.8638% 7/25/37 (f)(l)	1,125	246
Class B3, 4.2638% 7/25/37 (f)(l)	584	120
Class M1, 0.5738% 7/25/37 (f)(l)	385	173
Class M2, 0.6038% 7/25/37 (f)(l)	411	152
Class M3, 0.6338% 7/25/37 (f)(l)	661	213
Class M4, 0.7638% 7/25/37 (f)(l)	1,041	313
Class M5, 0.8638% 7/25/37 (f)(l)	528	149
Class M6, 1.0638% 7/25/37 (f)(l)	401	96
Series 2007-4A:
Class B1, 2.8138% 9/25/37 (f)(l)	247	25
Class B2, 3.7138% 9/25/37 (f)(l)	894	80
Class M1, 1.2138% 9/25/37 (f)(l)	238	64
Class M2, 1.3138% 9/25/37 (f)(l)	238	55
Class M4, 1.8638% 9/25/37 (f)(l)	606	109
Class M5, 2.0138% 9/25/37 (f)(l)	606	91
Class M6, 2.2138% 9/25/37 (f)(l)	607	73
Series 2004-1 Class IO, 1.25% 4/25/34 (f)(n)	3,393	114
Series 2007-5A Class IO, 3.047% 10/25/37 (f)(l)(n)	7,729	835
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7159% 3/15/19 (f)(l)	639	467
Class H, 0.9259% 3/15/19 (f)(l)	429	241
Class J, 1.1259% 3/15/19 (f)(l)	323	174
Series 2007-BBA8:
Class D, 0.5259% 3/15/22 (f)(l)	489	284
Class E, 0.5759% 3/15/22 (f)(l)	2,544	1,399
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2007-BBA8:
Class F, 0.6259% 3/15/22 (f)(l)	$ 1,561	$ 796
Class G, 0.6759% 3/15/22 (f)(l)	401	193
Class H, 0.8259% 3/15/22 (f)(l)	489	196
Class J, 0.9759% 3/15/22 (f)(l)	489	156
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	484	492
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,372	1,395
Series 2006-T24 Class A1, 4.905% 10/12/41 (l)	150	152
Series 2007-PW16 Class A4, 5.7172% 6/11/40 (l)	803	846
Series 2007-PW17 Class A1, 5.282% 6/11/50	585	598
Series 2007-T26 Class A1, 5.145% 1/12/45 (l)	359	368
Series 2003-PWR2 Class X2, 0.4686% 5/11/39 (f)(l)(n)	10,636	56
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,842	5,132
Series 2006-PW14 Class X2, 0.6529% 12/11/38 (f)(l)(n)	18,592	334
Series 2006-T22 Class A4, 5.4623% 4/12/38 (l)	172	190
Series 2007-PW15 Class A1, 5.016% 2/11/44	275	282
Series 2007-PW16:
Class B, 5.7172% 6/11/40 (f)(l)	220	79
Class C, 5.7172% 6/11/40 (f)(l)	183	57
Class D, 5.7172% 6/11/40 (f)(l)	183	48
Series 2007-PW18 Class X2, 0.3206% 6/11/50 (f)(l)(n)	128,162	1,643
Series 2007-T28 Class X2, 0.1751% 9/11/42 (f)(l)(n)	64,096	500
C-BASS Trust floater Series 2006-SC1 Class A, 0.5338% 5/25/36 (f)(l)	734	433
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	1,612	1,738
Class XCL, 2.1172% 5/15/35 (f)(l)(n)	17,881	499
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	60	59
Class F, 7.734% 1/15/32	298	297
Series 2000-3 Class G 6.887% 10/15/32 (f)	5,748	5,720
Series 2001-245 Class A2, 6.275% 2/12/16 (f)(l)	1,363	1,386
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5819% 8/15/21 (f)(l)	490	429
Class G, 0.6019% 8/15/21 (f)(l)	408	330
Class H, 0.6419% 8/15/21 (f)(l)	327	245
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust: - continued
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (f)	$ 2,307	$ 2,133
Series 2007-C6:
Class A1, 5.622% 12/10/49 (l)	416	424
Class A2, 5.6985% 12/10/49 (l)	1,370	1,441
Class A4, 5.6985% 12/10/49 (l)	4,549	4,841
Series 2007-FL3A Class A2, 0.4159% 4/15/22 (f)(l)	4,955	4,262
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49	232	234
Class A2A, 5.237% 12/11/49	1,221	1,256
Class A4, 5.322% 12/11/49	15,886	16,185
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,336	1,412
Class C, 5.476% 12/11/49	2,583	723
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8179% 5/15/46 (l)	1,372	1,467
Series 2006-C1 Class B, 5.359% 8/15/48	4,116	576
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5059% 4/15/17 (f)(l)	3,073	2,612
Class C, 0.5459% 4/15/17 (f)(l)	1,104	905
Class D, 0.5859% 4/15/17 (f)(l)	753	587
Class E, 0.6459% 4/15/17 (f)(l)	240	180
Class F, 0.6859% 4/15/17 (f)(l)	136	94
Class G, 0.8259% 4/15/17 (f)(l)	136	85
Class H, 0.8959% 4/15/17 (f)(l)	136	71
Class J, 1.1259% 4/15/17 (f)(l)	104	42
Series 2005-FL11:
Class C, 0.5759% 11/15/17 (f)(l)	1,381	1,270
Class D, 0.6159% 11/15/17 (f)(l)	72	65
Class E, 0.6659% 11/15/17 (f)(l)	255	222
Class F, 0.7259% 11/15/17 (f)(l)	194	159
Class G, 0.7759% 11/15/17 (f)(l)	135	94
Series 2006-FL12 Class AJ, 0.4059% 12/15/20 (f)(l)	1,955	1,623
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (l)	21	21
Series 2006-C8:
Class A3, 5.31% 12/10/46	3,910	4,074
Class A4, 5.306% 12/10/46	18,390	18,942
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
sequential payer:
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (f)	$ 2,319	$ 2,326
Series 2007-C9 Class A4, 5.8157% 12/10/49 (l)	3,036	3,286
Series 2004-LBN2 Class X2, 0.8492% 3/10/39 (f)(l)(n)	2,133	8
Series 2006-C8:
Class B, 5.44% 12/10/46	2,376	741
Class XP, 0.4814% 12/10/46 (l)(n)	11,758	173
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	7,080	7,346
Series 2006-C5:
Class A1, 5.297% 12/15/39	44	44
Class AJ, 5.373% 12/15/39	2,778	1,756
Series 2007-C2:
Class A1, 5.269% 1/15/49	27	27
Class A3, 5.542% 1/15/49 (l)	2,744	2,728
Series 2007-C3:
Class A1, 5.664% 6/15/39 (l)	9	9
Class A4, 5.7223% 6/15/39 (l)	825	819
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,809	8,341
Series 2006-C5 Class ASP, 0.6707% 12/15/39 (l)(n)	7,920	117
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)	1,242	1,240
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6259% 4/15/22 (f)(l)	4,895	1,958
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,372	1,435
Series 2002-CP5 Class A1, 4.106% 12/15/35	78	80
Series 2004-C1:
Class A3, 4.321% 1/15/37	340	345
Class A4, 4.75% 1/15/37	639	666
Series 1998-C1 Class D, 7.17% 5/17/40	77	78
Series 1999-C1 Class E, 7.8879% 9/15/41 (l)	118	118
Series 2001-CK6 Class AX, 0.8793% 8/15/36 (l)(n)	3,658	29
Series 2001-CKN5 Class AX, 1.9642% 9/15/34 (f)(l)(n)	11,012	137
Series 2003-C4 Class ASP, 0.4351% 8/15/36 (f)(l)(n)	6,979	0 *
Series 2004-C1 Class ASP, 0.9553% 1/15/37 (f)(l)(n)	66,274	322
Series 2006-C1 Class A3, 5.5486% 2/15/39 (l)	7,244	7,841
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4259% 2/15/22 (f)(l)	$ 519	$ 348
Class C:
0.4459% 2/15/22 (f)(l)	1,479	843
0.5459% 2/15/22 (f)(l)	528	243
Class F, 0.5959% 2/15/22 (f)(l)	1,056	433
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	79	80
Series 2007-C1:
Class ASP, 0.4159% 2/15/40 (l)(n)	25,686	295
Class B, 5.487% 2/15/40 (f)(l)	2,097	252
Series 2010-16 Class A1, 3% 6/25/50	6,060	6,060
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	489	495
Class G, 6.936% 3/15/33 (f)	903	903
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,821	6,830
Series 2001-1 Class X1, 1.0321% 5/15/33 (f)(l)(n)	13,190	58
Series 2004-C1 Class X2, 1.1164% 11/10/38 (f)(l)(n)	5,667	22
Series 2005-C1 Class B, 4.846% 6/10/48 (l)	392	278
Series 2007-C1 Class XP, 0.2009% 12/10/49 (l)(n)	24,513	153
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.6149% 4/10/40 (f)(l)(n)	5,754	11
Series 2004-C3 Class X2, 0.6312% 12/10/41 (l)(n)	5,061	35
Series 2005-C1 Class X2, 0.6565% 5/10/43 (l)(n)	5,452	53
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.49% 11/5/21 (f)(l)	516	382
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	379	381
Series 2007-GG11:
Class A1, 5.358% 12/10/49	1,216	1,262
Class A2, 5.597% 12/10/49	2,744	2,897
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,989	4,178
Series 2003-C2 Class XP, 0.8232% 1/5/36 (f)(l)(n)	6,876	16
Series 2005-GG3 Class XP, 0.6925% 8/10/42 (f)(l)(n)	25,414	227
Series 2006-GG7:
Class A3, 5.8883% 7/10/38 (l)	3,617	3,927
Class A4, 5.8883% 7/10/38 (l)	10,620	11,562
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (f)(n)	$ 32,616	$ 339
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5353% 6/6/20 (f)(l)	69	63
Class D, 0.5753% 6/6/20 (f)(l)	327	283
Class E, 0.6653% 6/6/20 (f)(l)	379	318
Class F, 0.7353% 6/6/20 (f)(l)	662	531
Series 2007-EOP:
Class C, 0.6153% 3/6/20 (f)(l)	1,304	1,161
Class D, 0.6653% 3/6/20 (f)(l)	8,605	7,572
Class F, 0.7753% 3/6/20 (f)(l)	107	93
Class G, 0.8153% 3/6/20 (f)(l)	54	45
Class H, 0.9453% 3/6/20 (f)(l)	600	507
Class J, 1.1453% 3/6/20 (f)(l)	860	714
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	425	442
Series 2005-GG4 Class XP, 0.7044% 7/10/39 (f)(l)(n)	25,943	309
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	2,058	2,111
Series 2007-GG10:
Class A1, 5.69% 8/10/45	151	156
Class A2, 5.778% 8/10/45	654	680
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9177% 1/15/38 (f)(l)(n)	1,675	7
Series 2004-CB8 Class X2, 1.0321% 1/12/39 (f)(l)(n)	1,674	9
Series 2006-LDP7 Class A4, 5.8735% 4/15/45 (l)	3,700	4,067
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4459% 11/15/18 (f)(l)	1,011	708
Class C, 0.4859% 11/15/18 (f)(l)	719	474
Class D, 0.5059% 11/15/18 (f)(l)	227	129
Class E, 0.5559% 11/15/18 (f)(l)	326	183
Class F, 0.6059% 11/15/18 (f)(l)	490	255
Class G, 0.6359% 11/15/18 (f)(l)	426	213
Class H, 0.7759% 11/15/18 (f)(l)	326	144
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB15 Class A3, 5.819% 6/12/43 (l)	$ 2,066	$ 2,197
Series 2006-LDP8 Class A4, 5.399% 5/15/45	874	938
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (l)	652	695
Class A3, 5.336% 5/15/47	572	596
Series 2007-CB19 Class A4, 5.7461% 2/12/49 (l)	4,812	5,047
Series 2007-CB20 Class A4, 5.794% 2/12/51	6,844	7,281
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (l)	3,852	4,028
Series 2007-LDP10 Class A1, 5.122% 1/15/49	45	45
Series 2007-LDPX Class A3, 5.412% 1/15/49	22,356	22,865
Series 2004-LDP4 Class D, 5.1488% 10/15/42 (l)	1,235	572
Series 2005-CB13 Class E, 5.3519% 1/12/43 (f)(l)	694	64
Series 2006-CB17 Class A3, 5.45% 12/12/43	391	411
Series 2007-CB19:
Class B, 5.7461% 2/12/49 (l)	117	36
Class C, 5.7461% 2/12/49 (l)	307	95
Class D, 5.7461% 2/12/49 (l)	322	95
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (l)	262	79
Class CS, 5.466% 1/15/49 (l)	113	29
Class ES, 5.541% 1/15/49 (f)(l)	709	50
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (f)	566	571
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.9499% 7/15/44 (l)	15,007	15,523
Series 1998-C1 Class D, 6.98% 2/18/30	512	515
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	243	247
Series 2001-C3 Class A1, 6.058% 6/15/20	6	6
Series 2006-C1 Class A2, 5.084% 2/15/31	597	602
Series 2006-C3 Class A1, 5.478% 3/15/32	30	30
Series 2006-C6:
Class A1, 5.23% 9/15/39	140	140
Class A2, 5.262% 9/15/39 (l)	2,394	2,456
Series 2006-C7:
Class A1, 5.279% 11/15/38	77	78
Class A2, 5.3% 11/15/38	1,509	1,556
Class A3, 5.347% 11/15/38	1,022	1,084
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C1:
Class A1, 5.391% 2/15/40 (l)	$ 143	$ 145
Class A4, 5.424% 2/15/40	8,354	8,768
Series 2007-C2 Class A3, 5.43% 2/15/40	2,501	2,576
Series 2000-C5 Class E, 7.29% 12/15/32	96	97
Series 2001-C3 Class B, 6.512% 6/15/36	2,652	2,742
Series 2001-C7 Class D, 6.514% 11/15/33	1,509	1,524
Series 2004-C2 Class XCP, 1.0459% 3/15/36 (f)(l)(n)	12,644	71
Series 2004-C4 Class A2, 4.567% 6/15/29 (l)	149	150
Series 2005-C3 Class XCP, 0.7548% 7/15/40 (l)(n)	4,247	50
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (l)(n)	7,799	127
Series 2007-C1:
Class C, 5.533% 2/15/40 (l)	3,018	669
Class D, 5.563% 2/15/40 (l)	549	98
Class E, 5.582% 2/15/40 (l)	274	42
Class XCP, 0.3203% 2/15/40 (l)(n)	3,135	37
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)	1,714	1,768
Series 2007-C7:
Class A3, 5.866% 9/15/45	4,486	4,700
Class XCP, 0.2905% 9/15/45 (l)(n)	107,683	1,179
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (f)	392	400
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5059% 9/15/21 (f)(l)	440	337
Class E, 0.5659% 9/15/21 (f)(l)	1,586	1,202
Class F, 0.6159% 9/15/21 (f)(l)	906	676
Class G, 0.6359% 9/15/21 (f)(l)	1,791	1,240
Class H, 0.6759% 9/15/21 (f)(l)	462	201
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	2,435	2,578
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	128	128
Series 2005-CIP1 Class A2, 4.96% 7/12/38	3,351	3,435
Series 2007-C1 Class A1, 4.533% 6/12/50	300	303
Series 2005-CKI1 Class A3, 5.2324% 11/12/37 (l)	2,253	2,328
Series 2005-LC1 Class F, 5.3777% 1/12/44 (f)(l)	1,194	443
Series 2006-C1 Class A2, 5.6099% 5/12/39 (l)	1,935	2,042
Series 2007-C1 Class A4, 5.826% 6/12/50 (l)	5,194	5,568
Series 2008-C1 Class A4, 5.69% 2/12/51	2,929	3,105
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4625% 12/12/49 (l)	$ 639	$ 621
sequential payer:
Series 2006-1 CLass A3, 5.4664% 2/12/39 (l)	1,460	1,534
Series 2006-4 Class ASB, 5.133% 12/12/49 (l)	1,179	1,265
Series 2007-5:
Class A1, 4.275% 8/12/48	34	34
Class A3, 5.364% 8/12/48	535	548
Class A4, 5.378% 8/12/48	55	54
Class B, 5.479% 2/12/17	4,116	725
Series 2007-6:
Class A1, 5.175% 3/12/51	72	74
Class A4, 5.485% 3/12/51 (l)	3,250	3,239
Series 2007-7 Class A4, 5.7485% 6/12/50 (l)	4,802	4,826
Series 2007-8 Class A1, 4.622% 8/12/49	259	264
Series 2006-4 Class XP, 0.6254% 12/12/49 (l)(n)	26,993	491
Series 2007-6 Class B, 5.635% 3/12/51 (l)	1,372	410
Series 2007-7 Class B, 5.75% 6/12/50	1,765	294
Series 2007-8 Class A3, 5.9564% 8/12/49 (l)	1,183	1,272
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.472% 7/15/19 (f)(l)	653	82
Class F, 0.592% 7/15/19 (f)(l)	1,321	1,202
Class G, 0.632% 7/15/19 (f)(l)	750	540
Series 2007-XCLA Class A1, 0.472% 7/17/17 (f)(l)	2,009	1,105
Series 2007-XLCA Class B, 0.772% 7/17/17 (f)(l)	1,792	125
Series 2007-XLFA:
Class C, 0.432% 10/15/20 (f)(l)	788	335
Class D, 0.462% 10/15/20 (f)(l)	529	119
Class E, 0.522% 10/15/20 (f)(l)	662	83
Class F, 0.572% 10/15/20 (f)(l)	397	40
Class G, 0.612% 10/15/20 (f)(l)	491	37
Class H, 0.702% 10/15/20 (f)(l)	309	8
Class J, 0.852% 10/15/20 (f)(l)	353	9
Class MHRO, 0.962% 10/15/20 (f)(l)	424	85
Class MJPM, 1.272% 10/15/20 (f)(l)	160	120
Class MSTR, 0.972% 10/15/20 (f)(l)	300	60
Class NHRO, 1.162% 10/15/20 (f)(l)	641	90
Class NSTR, 1.122% 10/15/20 (f)(l)	276	39
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2003-IQ5 Class X2, 0.8727% 4/15/38 (f)(l)(n)	$ 4,224	$ 35
Series 2005-IQ9 Class A3, 4.54% 7/15/56	2,037	2,110
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	238	243
Class A31, 5.439% 2/12/44 (l)	10,884	11,461
Series 2007-IQ13 Class A1, 5.05% 3/15/44	244	248
Series 2007-IQ14 Class A1, 5.38% 4/15/49	241	247
Series 2007-IQ15 Class A4, 5.8798% 6/11/49 (l)	6,250	6,591
Series 2007-T25:
Class A1, 5.391% 11/12/49	150	154
Class A2, 5.507% 11/12/49	1,349	1,473
Series 2007-T27 Class A4, 5.6487% 6/11/42 (l)	5,025	5,527
Series 2003-IQ6 Class X2, 0.5807% 12/15/41 (f)(l)(n)	8,877	65
Series 2005-IQ9 Class X2, 1.0854% 7/15/56 (f)(l)(n)	15,267	217
Series 2006-HQ10 Class X2, 0.4996% 11/12/41 (f)(l)(n)	5,821	63
Series 2006-HQ8 Class A3, 5.4379% 3/12/44 (l)	2,128	2,182
Series 2006-HQ9 Class B, 5.832% 7/12/44 (l)	2,036	1,507
Series 2006-IQ11 Class A4, 5.7685% 10/15/42 (l)	412	458
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,372	343
Series 2006-T23 Class A3, 5.8072% 8/12/41 (l)	700	755
Series 2007-HQ11 Class B, 5.538% 2/20/44 (l)	2,488	896
Series 2007-HQ12 Class A4, 5.6333% 4/12/49 (l)	7,259	7,403
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (l)	2,058	2,089
Class AAB, 5.654% 4/15/49	3,010	3,218
Class B, 5.7249% 4/15/49 (l)	337	81
Series 2007-XLC1:
Class C, 0.872% 7/17/17 (f)(l)	2,423	61
Class D, 0.972% 7/17/17 (f)(l)	1,140	29
Class E, 1.072% 7/17/17 (f)(l)	927	23
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	14	14
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	154	160
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (f)	1,166	1,189
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4759% 1/15/18 (f)(l)	$ 1,013	$ 1,007
Series 2006-WL7A:
Class E, 0.5519% 9/15/21 (f)(l)	1,377	817
Class F, 0.6119% 8/11/18 (f)(l)	1,490	622
Class G, 0.6319% 8/11/18 (f)(l)	1,411	573
Class J, 0.8719% 8/11/18 (f)(l)	314	80
Series 2007-WHL8:
Class AP1, 0.9759% 6/15/20 (f)(l)	105	58
Class AP2, 1.0759% 6/15/20 (f)(l)	175	87
Class F, 0.7559% 6/15/20 (f)(l)	3,396	849
Class LXR1, 0.9759% 6/15/20 (f)(l)	169	101
Class LXR2, 1.0759% 6/15/20 (f)(l)	2,315	1,157
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	80	80
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)	2,307	2,326
Series 2006-C27 Class A2, 5.624% 7/15/45	1,226	1,257
Series 2006-C28 Class A4, 5.572% 10/15/48	6,800	7,083
Series 2006-C29:
Class A1, 5.11% 11/15/48	361	366
Class A3, 5.313% 11/15/48	3,644	3,880
Series 2007-C30:
Class A1, 5.031% 12/15/43	94	95
Class A3, 5.246% 12/15/43	1,178	1,189
Class A4, 5.305% 12/15/43	403	402
Class A5, 5.342% 12/15/43	1,468	1,430
Series 2007-C31:
Class A1, 5.14% 4/15/47	44	44
Class A4, 5.509% 4/15/47	3,101	3,067
Series 2007-C32:
Class A2, 5.735% 6/15/49 (l)	1,646	1,713
Class A3, 5.74% 6/15/49 (l)	19,610	19,533
Series 2003-C6 Class G, 5.125% 8/15/35 (f)(l)	652	615
Series 2003-C8 Class XP, 0.1813% 11/15/35 (f)(l)(n)	2,168	2
Series 2003-C9 Class XP, 0.4499% 12/15/35 (f)(l)(n)	3,035	4
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (f)(l)	1,055	981
Class 180B, 5.3979% 10/15/41 (f)(l)	480	432
Series 2005-C19 Class B, 4.892% 5/15/44	1,372	1,122
Series 2005-C22:
Class B, 5.3598% 12/15/44 (l)	3,042	2,090
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2005-C22:
Class F, 5.3598% 12/15/44 (f)(l)	$ 2,288	$ 914
Series 2006-C29 Class E, 5.516% 11/15/48 (l)	1,372	425
Series 2007-C30:
Class C, 5.483% 12/15/43 (l)	4,116	683
Class D, 5.513% 12/15/43 (l)	2,195	188
Class XP, 0.4367% 12/15/43 (f)(l)(n)	15,802	216
Series 2007-C31 Class C, 5.6935% 4/15/47 (l)	5,657	1,199
Series 2007-C31A Class A2, 5.421% 4/15/47	1,580	1,636
Series 2007-C32:
Class D, 5.74% 6/15/49 (l)	1,031	206
Class E, 5.74% 6/15/49 (l)	1,625	278
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.902% 2/15/51 (l)	908	920
Series 2007-C33 Class B, 5.902% 2/15/51 (l)	2,307	753
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $434,582)		516,544
Municipal Securities - 0.3%

California Gen. Oblig.:
7.5% 4/1/34	7,885	8,852
7.55% 4/1/39	11,566	13,138
TOTAL MUNICIPAL SECURITIES (Cost $19,663)		21,990
Foreign Government and Government Agency Obligations - 0.0%

Brazilian Federative Republic 4.875% 1/22/21 (Cost $2,803)	2,730	2,928
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $514)	516	554
Fixed-Income Funds - 13.5%
	Shares	Value (000s)
Fidelity Mortgage Backed Securities Central Fund (m)	8,344,198	$ 885,153
Fidelity Specialized High Income Central Fund (m)	1,466,289	143,843
TOTAL FIXED-INCOME FUNDS (Cost $979,321)		1,028,996
Preferred Securities - 0.0%
	Principal Amount (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (l) (Cost $3,523)	$ 3,474	3,486
Cash Equivalents - 9.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.25%, dated 8/31/10 due 9/1/10:
(Collateralized by U.S. Government Obligations) #	$ 610,538	610,534
(Collateralized by U.S. Government Obligations) # (b)	102,126	102,125
TOTAL CASH EQUIVALENTS (Cost $712,659)		712,659
TOTAL INVESTMENT PORTFOLIO - 109.3% (Cost $7,932,254)		8,357,961
NET OTHER ASSETS (LIABILITIES) - (9.3)%		(709,714)
NET ASSETS - 100%		$ 7,648,247
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,116,000) (k)

	Sept. 2037	$ 7,019	$ (6,582)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $5,250,000) (k)	Sept. 2037	19,074	(17,884)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,302,000) (k)	Sept. 2037	4,272	(4,006)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $4,231,000) (k)	Sept. 2037	14,267	(13,378)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,754,000) (k)	Sept. 2037	7,782	(7,297)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $3,716,000) (k)	Sept. 2037	12,741	(11,947)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (j)	August 2034	609	(359)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (j)

	Oct. 2034	$ 590	$ (314)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (j)	April 2032	186	(109)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (j)	Feb. 2034	4	(3)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (j)	Oct. 2034	779	(430)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (j)	Sept. 2034	591	(472)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (j)

	Sept. 2010	$ 11,200	$ 6
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa3) (j)	March 2013	13,500	373
TOTAL CREDIT DEFAULT SWAPS		$ 92,614	$ (62,402)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.2638% with Credit Suisse First Boston	August 2040	70,000	(1,617)
Receive semi-annually a fixed rate equal to 1.165% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2013	210,000	1,559
Receive semi-annually a fixed rate equal to 2.76% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2014	60,000	4,221
TOTAL INTEREST RATE SWAPS		$ 340,000	$ 4,163
		$ 432,614	$ (58,239)
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $498,473,000 or 6.5% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) A portion of the security is subject to a forward commitment to sell.
(i) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $60,617,000.

(j) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(k) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/ performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(l) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amount in thousands)
$610,534,000 due 9/01/10 at 0.25%
Banc of America Securities LLC	$ 47,533
Bank of America NA	71,347
Barclays Capital, Inc.	142,693
Goldman, Sachs & Co.	23,782
Merrill Lynch Government Securities, Inc.	42,808
Mizuho Securities USA, Inc.	190,258
Morgan Stanley & Co., Inc.	92,113
$ 610,534
$102,125,000 due 9/01/10 at 0.25%
Deutsche Bank Securities, Inc.	$ 102,125
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 35,298
Fidelity Specialized High Income Central Fund	10,928
Total	$ 46,226
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-5 Year Central Fund	$ 135,341	$ -	$ 137,142 *	$ -	0.0%
Fidelity Mortgage Backed Securities Central Fund	897,601	35,298	85,040	885,153	12.6%
Fidelity Specialized High Income Central Fund	139,519	10,928	19,983	143,843	32.9%
Total	$ 1,172,461	$ 46,226	$ 242,165	$ 1,028,996
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,609,792	$ -	$ 1,609,792	$ -
U.S. Government and Government Agency Obligations	3,102,182	-	3,102,182	-
U.S. Government Agency - Mortgage Securities	1,103,606	-	1,103,606	-
Asset-Backed Securities	155,609	-	132,740	22,869
Collateralized Mortgage Obligations	99,615	-	92,276	7,339
Commercial Mortgage Securities	516,544	-	478,494	38,050
Municipal Securities	21,990	-	21,990	-
Foreign Government and Government Agency Obligations	2,928	-	2,928	-
Supranational Obligations	554	-	554	-
Fixed-Income Funds	1,028,996	1,028,996	-	-
Preferred Securities	3,486	-	3,486	-
Cash Equivalents	712,659	-	712,659	-
Total Investments in Securities:	$ 8,357,961	$ 1,028,996	$ 7,260,707	$ 68,258
Derivative Instruments:
Assets
Swap Agreements	$ 6,159	$ -	$ 6,159	$ -
Liabilities
Swap Agreements	$ (64,398)	$ -	$ (62,711)	$ (1,687)
Total Derivative Instruments:	$ (58,239)	$ -	$ (56,552)	$ (1,687)
Other Financial Instruments:
Forward Commitments	$ 400	$ -	$ 400	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 78,183
Total Realized Gain (Loss)	5,106
Total Unrealized Gain (Loss)	11,129
Cost of Purchases	254
Proceeds of Sales	(20,619)
Amortization/Accretion	1,433
Transfers in to Level 3	25,900
Transfers out of Level 3	(33,128)
Ending Balance	$ 68,258
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 11,878
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (1,633)
Total Unrealized Gain (Loss)	1,028
Transfers in to Level 3	(1,082)
Transfers out of Level 3	-
Ending Balance	$ (1,687)
Realized gain (loss) on Swap Agreements for the period	$ (32)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at August 31, 2010	$ 1,022

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ 379	$ (62,781)
Interest Rate Risk
Swap Agreements (a)	5,780	(1,617)
Total Value of Derivatives	$ 6,159	$ (64,398)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $488,600,000 of which $1,000, $107,986,000, $17,287,000, $179,146,000 and $184,180,000 will expire on August 31, 2013, 2014, 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2010
Assets
Investment in securities, at value (including securities loaned of $100,125 and repurchase agreements of $712,659) - See accompanying schedule: Unaffiliated issuers (cost $6,952,933)	$ 7,328,965
Fidelity Central Funds (cost $979,321)	1,028,996
Total Investments (cost $7,932,254)		$ 8,357,961
Commitment to sell securities on a delayed delivery basis	(130,729)
Receivable for securities sold on a delayed delivery basis	131,129	400
Receivable for investments sold Regular delivery		39,901
Delayed delivery		7,357
Receivable for swap agreements		13
Receivable for fund shares sold		12,773
Interest receivable		46,875
Distributions receivable from Fidelity Central Funds		3,588
Unrealized appreciation on swap agreements		6,159
Other receivables		107
Total assets		8,475,134
Liabilities
Payable for investments purchased Regular delivery	$ 20,544
Delayed delivery	625,483
Payable for swap agreements	920
Payable for fund shares redeemed	9,239
Distributions payable	1,147
Unrealized depreciation on swap agreements	64,398
Accrued management fee	1,990
Distribution and service plan fees payable	83
Other affiliated payables	851
Other payables and accrued expenses	107
Collateral on securities loaned, at value	102,125
Total liabilities		826,887

Net Assets		$ 7,648,247
Net Assets consist of:
Paid in capital		$ 7,895,852
Undistributed net investment income		15,919
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(639,218)
Net unrealized appreciation (depreciation) on investments		375,694
Net Assets		$ 7,648,247

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($172,910 ÷ 23,147 shares)	$ 7.47

Maximum offering price per share (100/96.00 of $7.47)	$ 7.78
Class T: Net Asset Value and redemption price per share ($52,861 ÷ 7,073 shares)	$ 7.47

Maximum offering price per share (100/96.00 of $7.47)	$ 7.78
Class B: Net Asset Value and offering price per share ($11,900 ÷ 1,591 shares)A	$ 7.48

Class C: Net Asset Value and offering price per share ($35,014 ÷ 4,681 shares)A	$ 7.48

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($7,345,097 ÷ 982,629 shares)	$ 7.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($30,465 ÷ 4,072 shares)	$ 7.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2010

Investment Income
Dividends		$ 246
Interest		247,254
Income from Fidelity Central Funds		46,226
Total income		293,726

Expenses
Management fee	$ 21,542
Transfer agent fees	7,011
Distribution and service plan fees	899
Fund wide operations fee	2,256
Independent trustees' compensation	25
Miscellaneous	27
Total expenses before reductions	31,760
Expense reductions	(1)	31,759
Net investment income		261,967
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	170,038
Fidelity Central Funds	7,374
Swap agreements	(2,079)
Total net realized gain (loss)		175,333
Change in net unrealized appreciation (depreciation) on: Investment securities	334,599
Swap agreements	21,448
Delayed delivery commitments	3,655
Total change in net unrealized appreciation (depreciation)		359,702
Net gain (loss)		535,035
Net increase (decrease) in net assets resulting from operations		$ 797,002

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 261,967	$ 379,232
Net realized gain (loss)	175,333	(986,405)
Change in net unrealized appreciation (depreciation)	359,702	715,000
Net increase (decrease) in net assets resulting from operations	797,002	107,827
Distributions to shareholders from net investment income	(247,482)	(394,409)
Share transactions - net increase (decrease)	891,216	(3,508,737)
Total increase (decrease) in net assets	1,440,736	(3,795,319)

Net Assets
Beginning of period	6,207,511	10,002,830
End of period (including undistributed net investment income of $15,919 and undistributed net investment income of $11,786, respectively)	$ 7,648,247	$ 6,207,511

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2010	2009	2008	2007	2006L	2006K
Selected Per-Share Data
Net asset value, beginning of period	$ 6.89	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.50
Income from Investment Operations
Net investment incomeE	.254	.303	.331	.353	.118	.298
Net realized and unrealized gain (loss)	.566	.007H	(.303)	(.161)	.092	(.206)
Total from investment operations	.820	.310	.028	.192	.210	.092
Distributions from net investment income	(.240)	(.310)	(.311)	(.352)	(.100)	(.282)
Distributions from net realized gain	-	-	(.007)	(.010)	-	(.070)
Total distributions	(.240)	(.310)	(.318)	(.362)	(.100)	(.352)
Net asset value, end of period	$ 7.47	$ 6.89	$ 6.89	$ 7.18	$ 7.35	$ 7.24
Total ReturnB,C,D	12.10%	4.89%	.36%	2.61%	2.92%	1.23%
Ratios to Average Net AssetsF,I
Expenses before reductions	.77%	.79%	.80%	.75%	.71%A	.71%
Expenses net of fee waivers, if any	.77%	.79%	.80%	.75%	.71%A	.71%
Expenses net of all reductions	.77%	.79%	.80%	.74%	.71%A	.71%
Net investment income	3.55%	4.67%	4.67%	4.83%	4.86%A	4.04%
Supplemental Data
Net assets, end of period (in millions)	$ 173	$ 145	$ 79	$ 79	$ 46	$ 37
Portfolio turnover rateG	174%M	119%J,M	231%	181%M	206%A,J	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended April 30.

L For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

M The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2010	2009	2008	2007	2006L	2006K
Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.51
Income from Investment Operations
Net investment incomeE	.252	.302	.332	.350	.116	.290
Net realized and unrealized gain (loss)	.555	.016H	(.303)	(.163)	.091	(.216)
Total from investment operations	.807	.318	.029	.187	.207	.074
Distributions from net investment income	(.237)	(.308)	(.312)	(.347)	(.097)	(.274)
Distributions from net realized gain	-	-	(.007)	(.010)	-	(.070)
Total distributions	(.237)	(.308)	(.319)	(.357)	(.097)	(.344)
Net asset value, end of period	$ 7.47	$ 6.90	$ 6.89	$ 7.18	$ 7.35	$ 7.24
Total ReturnB,C,D	11.90%	5.02%	.36%	2.54%	2.89%	.98%
Ratios to Average Net AssetsF,I
Expenses before reductions	.80%	.82%	.80%	.80%	.82%A	.83%
Expenses net of fee waivers, if any	.80%	.82%	.80%	.80%	.82%A	.83%
Expenses net of all reductions	.80%	.82%	.79%	.79%	.81%A	.83%
Net investment income	3.51%	4.65%	4.67%	4.77%	4.76%A	3.92%
Supplemental Data
Net assets, end of period (in millions)	$ 53	$ 46	$ 53	$ 68	$ 59	$ 57
Portfolio turnover rateG	174%M	119%J,M	231%	181%M	206%A,J	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended April 30.

L For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

M The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2010	2009	2008	2007	2006L	2006K
Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 6.89	$ 7.19	$ 7.36	$ 7.24	$ 7.51
Income from Investment Operations
Net investment incomeE	.201	.257	.281	.299	.099	.239
Net realized and unrealized gain (loss)	.566	.016H	(.313)	(.164)	.102	(.216)
Total from investment operations	.767	.273	(.032)	.135	.201	.023
Distributions from net investment income	(.187)	(.263)	(.261)	(.295)	(.081)	(.223)
Distributions from net realized gain	-	-	(.007)	(.010)	-	(.070)
Total distributions	(.187)	(.263)	(.268)	(.305)	(.081)	(.293)
Net asset value, end of period	$ 7.48	$ 6.90	$ 6.89	$ 7.19	$ 7.36	$ 7.24
Total ReturnB,C,D	11.26%	4.29%	(.49) %	1.83%	2.79%	.28%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.51%	1.51%	1.50%	1.50%	1.50%A	1.51%
Expenses net of fee waivers, if any	1.51%	1.51%	1.50%	1.50%	1.50%A	1.51%
Expenses net of all reductions	1.51%	1.51%	1.50%	1.50%	1.50%A	1.51%
Net investment income	2.81%	3.95%	3.96%	4.07%	4.07%A	3.24%
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 11	$ 9	$ 10	$ 9	$ 9
Portfolio turnover rateG	174%M	119%J,M	231%	181%M	206%A,J	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended April 30.

L For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

M The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2010	2009	2008	2007	2006L	2006K
Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.24	$ 7.51
Income from Investment Operations
Net investment incomeE	.200	.255	.278	.294	.097	.233
Net realized and unrealized gain (loss)	.566	.005H	(.304)	(.163)	.102	(.216)
Total from investment operations	.766	.260	(.026)	.131	.199	.017
Distributions from net investment income	(.186)	(.260)	(.257)	(.291)	(.079)	(.217)
Distributions from net realized gain	-	-	(.007)	(.010)	-	(.070)
Total distributions	(.186)	(.260)	(.264)	(.301)	(.079)	(.287)
Net asset value, end of period	$ 7.48	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.24
Total ReturnB,C,D	11.24%	4.09%	(.40)%	1.77%	2.76%	.20%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.52%	1.55%	1.55%	1.55%	1.58%A	1.60%
Expenses net of fee waivers, if any	1.52%	1.55%	1.55%	1.55%	1.58%A	1.60%
Expenses net of all reductions	1.52%	1.55%	1.55%	1.55%	1.58%A	1.60%
Net investment income	2.79%	3.91%	3.91%	4.02%	3.99%A	3.15%
Supplemental Data
Net assets, end of period (in millions)	$ 35	$ 27	$ 14	$ 17	$ 10	$ 9
Portfolio turnover rateG	174%M	119%J,M	231%	181%M	206%A,J	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended April 30.

L For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

M The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investment Grade Bond

Years ended August 31,	2010	2009	2008	2007	2006K	2006J
Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 6.89	$ 7.19	$ 7.35	$ 7.24	$ 7.50
Income from Investment Operations
Net investment incomeD	.277	.326	.356	.376	.124	.317
Net realized and unrealized gain (loss)	.556	.015G	(.313)	(.153)	.092	(.206)
Total from investment operations	.833	.341	.043	.223	.216	.111
Distributions from net investment income	(.263)	(.331)	(.336)	(.373)	(.106)	(.301)
Distributions from net realized gain	-	-	(.007)	(.010)	-	(.070)
Total distributions	(.263)	(.331)	(.343)	(.383)	(.106)	(.371)
Net asset value, end of period	$ 7.47	$ 6.90	$ 6.89	$ 7.19	$ 7.35	$ 7.24
Total ReturnB,C	12.29%	5.39%	.57%	3.05%	3.01%	1.48%
Ratios to Average Net AssetsE,H
Expenses before reductions	.45%	.46%	.45%	.45%	.45%A	.46%
Expenses net of fee waivers, if any	.45%	.46%	.45%	.45%	.45%A	.46%
Expenses net of all reductions	.45%	.46%	.44%	.44%	.45%A	.46%
Net investment income	3.86%	5.00%	5.02%	5.13%	5.12%A	4.29%
Supplemental Data
Net assets, end of period (in millions)	$ 7,345	$ 5,951	$ 9,814	$ 11,739	$ 10,141	$ 8,018
Portfolio turnover rateF	174%L	119%I,L	231%	181%L	206%A,I	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J For the period ended April 30.

K For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2010	2009	2008	2007	2006K	2006J
Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.25	$ 7.51
Income from Investment Operations
Net investment incomeD	.274	.322	.353	.374	.124	.313
Net realized and unrealized gain (loss)	.565	.005G	(.303)	(.163)	.091	(.205)
Total from investment operations	.839	.327	.050	.211	.215	.108
Distributions from net investment income	(.259)	(.327)	(.333)	(.371)	(.105)	(.298)
Distributions from net realized gain	-	-	(.007)	(.010)	-	(.070)
Total distributions	(.259)	(.327)	(.340)	(.381)	(.105)	(.368)
Net asset value, end of period	$ 7.48	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.25
Total ReturnB,C	12.38%	5.16%	.66%	2.88%	2.99%	1.44%
Ratios to Average Net AssetsE,H
Expenses before reductions	.50%	.53%	.50%	.48%	.49%A	.50%
Expenses net of fee waivers, if any	.50%	.53%	.50%	.48%	.49%A	.50%
Expenses net of all reductions	.50%	.53%	.49%	.47%	.49%A	.50%
Net investment income	3.82%	4.94%	4.97%	5.10%	5.07%A	4.25%
Supplemental Data
Net assets, end of period (in millions)	$ 30	$ 27	$ 34	$ 41	$ 29	$ 26
Portfolio turnover rate F	174%L	119%I,L	231%	181%L	206%A,I	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J For the period ended April 30.

K For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Investment Grade Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities with an emphasis on lower-quality debt securities.	Repurchase Agreements Restricted Securities Loans & Direct Instruments

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, partnerships (including allocations from Fidelity Central Fund), deferred trustees compensation, financing transactions, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 355,175
Gross unrealized depreciation	(70,981)
Net unrealized appreciation (depreciation)	$ 284,194

Tax Cost	$ 8,073,767

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 6,705
Capital loss carryforward	$ (488,600)
Net unrealized appreciation (depreciation)	$ 233,100

The tax character of distributions paid was as follows:

	August 31, 2010	August 31, 2009
Ordinary Income	$ 247,482	$ 394,409

4. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (12,608)	$ 18,664
Interest Rate Risk
Swap Agreements	10,529	2,784
Totals (a)	$ (2,079)	$ 21,448

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of

Annual Report

5. Derivative Instruments - continued

Swap Agreements - continued

the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss may include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Credit Default Swaps - continued

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the sellers and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the sellers amounted to $92,614 representing 1.21% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities, including the Fixed-Income Central Funds, other than short-term securities, U.S. government securities and liquidations executed in-kind from Affiliated Central Funds, aggregated $845,147 and $1,573,168, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under the expense contract, FMR pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 378	$ 5
Class T	0%	.25%	117	2
Class B	.65%	.25%	101	75
Class C	.75%	.25%	303	90
			$ 899	$ 172

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% for certain purchases of Class A shares (.75% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20
Class T	3
Class B*	19
Class C*	8
$ 50

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 254.17
Class T	93.20
Class B	29.26
Class C	53.17
Investment Grade Bond	6,543.10
Institutional Class	39.15
	$ 7,011

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Other Affiliated Transactions. On September 25, 2009, the Fidelity Corporate Bond 1-5 Year Central Fund ("1-5 Year"), a Fidelity Central Fund in which the Fund was invested, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board. Under the plan, 1-5 Year distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $137,142 in return for 1,323 shares of 1-5 Year. Because 1-5 Year was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

Annual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $65.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2010	2009
From net investment income
Class A	$ 5,063	$ 5,369
Class T	1,546	2,156
Class B	292	385
Class C	783	714
Investment Grade Bond	238,838	384,500
Institutional Class	960	1,285
Total	$ 247,482	$ 394,409

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2010	2009	2010	2009
Class A
Shares sold	9,628	12,007	$ 69,206	$ 77,884
Issued in exchange for shares of Capital One Total Return Bond Fund	-	5,452	-	33,750
Reinvestment of distributions	439	589	3,155	3,815
Shares redeemed	(7,903)	(8,595)	(56,412)	(56,322)
Net increase (decrease)	2,164	9,453	$ 15,949	$ 59,127
Class T
Shares sold	2,791	2,526	$ 20,026	$ 16,379
Reinvestment of distributions	197	317	1,416	2,049
Shares redeemed	(2,638)	(3,788)	(18,750)	(24,703)
Net increase (decrease)	350	(945)	$ 2,692	$ (6,275)
Class B
Shares sold	693	866	$ 4,986	$ 5,609
Reinvestment of distributions	31	46	222	299
Shares redeemed	(735)	(629)	(5,261)	(4,088)
Net increase (decrease)	(11)	283	$ (53)	$ 1,820
Class C
Shares sold	2,029	2,885	$ 14,572	$ 18,675
Reinvestment of distributions	82	82	591	536
Shares redeemed	(1,356)	(1,039)	(9,700)	(6,752)
Net increase (decrease)	755	1,928	$ 5,463	$ 12,459

Annual Report

12. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2010	2009	2010	2009
Investment Grade Bond
Shares sold	332,220	391,488	$ 2,382,429	$ 2,540,236
Reinvestment of distributions	31,428	55,275	225,823	356,433
Shares redeemed	(243,762)	(1,008,022)	(1,742,304)	(6,466,380)
Net increase (decrease)	119,886	(561,259)	$ 865,948	$ (3,569,711)
Institutional Class
Shares sold	2,015	1,621	$ 14,647	$ 10,522
Reinvestment of distributions	111	166	796	1,078
Shares redeemed	(1,978)	(2,764)	(14,226)	(17,757)
Net increase (decrease)	148	(977)	$ 1,217	$ (6,157)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

15. Merger Information.

On November 21, 2008, the Fund acquired all of the assets and assumed all of the liabilities (other than any deferred, accrued or prepaid expenses) of Capital One Total Return Bond Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on June 19, 2008. The acquisition was accomplished by an exchange of 5,452 shares of Class A of the Fund for 3,655 shares then outstanding (value at $9.23 per share) of Capital One Total Return Bond Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Capital One Total Return Bond Fund's net assets were combined with the Fund's net assets of $8,459,080 for total net assets after the acquisition of $8,492,830.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Fixed-Income Trust) at August 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Investment Grade Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 21, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 16.66% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $155,721,078 of distributions paid during the period January 1, 2010, to August 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

IGB-UANN-1010
1.784722.108

(Fidelity Investment logo)(registered trademark)
Fidelity AdvisorSM
Investment Grade Bond
Fund - Class A, Class T, Class B
and Class C

Annual Report

August 31, 2010

Class A, Class T, Class B, and Class C are classes of Fidelity® Investment Grade
Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended August 31, 2010	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge) A	7.61%	3.48%	5.12%
Class T (incl. 4.00% sales charge) B	7.42%	3.43%	5.06%
Class B (incl. contingent deferred sales charge) C	6.26%	3.20%	5.00%
Class C (incl. contingent deferred sales charge) D	10.24%	3.50%	4.88%

A As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on August 27, 2002. Returns between August 27, 2002 and March 31, 2007 reflect a 0.15% 12b-1 fee. Returns prior to August 27, 2002 are those of Fidelity Investment Grade Bond Fund, the original class of the fund, which has no 12b-1 fee. Had Class A shares' current 12b-1 fee been reflected, returns prior to April 1, 2007 would have been lower.

B Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on August 27, 2002. Returns prior to August 27, 2002 are those of Fidelity Investment Grade Bond Fund, the original class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to August 27, 2002 would have been lower.

C Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on August 27, 2002. Returns prior to August 27, 2002 are those of Fidelity Investment Grade Bond Fund, the original class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to August 27, 2002 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on August 27, 2002. Returns prior to August 27, 2002 are those of Fidelity Investment Grade Bond Fund, the original ,class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to August 27, 2002 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity AdvisorSM Investment Grade Bond Fund - Class A on August 31, 2000, and the current 4.00% sales charge was paid. The chart shows how the value of the investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period. The initial offering of Class A took place on August 27, 2002. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable bonds generated strong results during the 12-month period ending August 31, 2010, as evidenced by the 9.18% advance of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade debt universe. Riskier segments of the market fared best overall, led by corporate bonds and asset-backed securities (ABS). These sectors were big beneficiaries of robust demand from investors seeking attractively priced, higher-yielding investments amid signs of economic stabilization during much of the period. The Barclays Capital U.S. Credit Bond Index rose 12.87% and the Barclays Capital U.S. Fixed-Rate ABS Index returned 10.53%. The Barclays Capital U.S. Treasury Bond Index advanced 8.13%, with most of the gain coming in the second half of the period. That's when investors began to return to the relative safety of U.S. government bonds, as the economic outlook became less certain and worries about inflation receded. Elsewhere, mortgage-backed securities (MBS), bolstered largely by government purchase programs, increased 6.97%, as measured by the Barclays Capital U.S. MBS Index. Government-backed agency securities lagged the broader MBS market, with the Barclays Capital U.S. Agency Bond Index gaining 5.82%. Agency securities initially were constrained by investors' diminished appetite for bonds with lower perceived credit risk, but later were helped by the Federal Reserve's purchases of agency debt.

Comments from Jeffrey Moore, Portfolio Manager of Fidelity AdvisorSM Investment Grade Bond Fund: For the year, the fund's Class A, Class T, Class B and Class C shares rose 12.10%, 11.90%, 11.26% and 11.24%, respectively (excluding sales charges), solidly outpacing the Barclays Capital U.S. Aggregate Bond Index. Early in the year, investors remained highly risk averse. As the period progressed, however, risk tolerance increased markedly, and yield spreads - the premium paid to an investor for owning non-Treasuries - narrowed, boosting returns. The portfolio was very effectively positioned for this market environment. I had a significant overweighting in corporate bonds, on average, where good positioning in financials helped the most. CMBS (commercial mortgage-backed securities) also did quite well. The vast majority of my CMBS holdings were rated AAA, the highest-credit-quality bonds available. Third, the fund was helped by security selection among U.S. government bonds - including an out-of-benchmark stake in TIPS (Treasury Inflation-Protected Securities) - and an overall underweighting in this weak-performing category, along with shifting from an underweighting to an overweighting in Treasuries around mid-period. Lastly, the fund benefited from its underexposure to residential mortgage bonds, which lagged.

Comments from Jeffrey Moore, Portfolio Manager of Fidelity AdvisorSM Investment Grade Bond Fund: For the year, the fund's Institutional Class shares rose 12.38%, solidly outpacing the Barclays Capital U.S. Aggregate Bond Index. Early in the year, investors remained highly risk averse. As the period progressed, however, risk tolerance increased markedly, and yield spreads - the premium paid to an investor for owning non-Treasuries - narrowed, boosting returns. The portfolio was very effectively positioned for this market environment. I had a significant overweighting in corporate bonds, on average, where good positioning in financials helped the most. CMBS (commercial mortgage-backed securities) also did quite well. The vast majority of my CMBS holdings were rated AAA, the highest-credit-quality bonds available. Third, the fund was helped by security selection among U.S. government bonds - including an out-of-benchmark stake in TIPS (Treasury Inflation-Protected Securities) - and an overall underweighting in this weak-performing category, along with shifting from an underweighting to an overweighting in Treasuries around mid-period. Lastly, the fund benefited from its underexposure to residential mortgage bonds, which lagged.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Class A	.76%
Actual		$ 1,000.00	$ 1,062.00	$ 3.95
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class T	.80%
Actual		$ 1,000.00	$ 1,060.30	$ 4.15
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08
Class B	1.50%
Actual		$ 1,000.00	$ 1,058.00	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
Class C	1.51%
Actual		$ 1,000.00	$ 1,057.90	$ 7.83
HypotheticalA		$ 1,000.00	$ 1,017.59	$ 7.68
Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 1,062.20	$ 2.34
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.49%
Actual		$ 1,000.00	$ 1,061.90	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.74	$ 2.50

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
U.S. Government and U.S. Government Agency Obligations 71.2%	U.S. Government and U.S. Government Agency Obligations 62.4%
AAA 6.8%	AAA 8.4%
AA 2.8%	AA 2.9%
A 7.8%	A 9.0%
BBB 11.8%	BBB 15.4%
BB and Below 4.0%	BB and Below 4.6%
Not Rated 0.1%	Not Rated 0.0%
Equities 0.1%	Equities 0.0%
Short-Term Investments and Net Other Assets† (4.6)%	Short-Term Investments and Net Other Assets† (2.7)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Weighted Average Maturity as of August 31, 2010
6 months ago
Years	6.3	6.3

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of August 31, 2010
6 months ago
Years	4.7	4.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2010*		As of February 28, 2010**
	Corporate Bonds 22.8%		Corporate Bonds 27.6%
	U.S. Government and U.S. Government Agency Obligations 71.2%		U.S. Government and U.S. Government Agency Obligations 62.4%
	Asset-Backed Securities 2.0%		Asset-Backed Securities 2.9%
	CMOs and Other Mortgage Related Securities 8.1%		CMOs and Other Mortgage Related Securities 9.3%
	Municipal Bonds 0.3%		Municipal Bonds 0.3%
	Other Investments 0.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets† (4.6)%		Short-Term Investments and Net Other Assets† (2.7)%
* Foreign investments	3.8%	** Foreign investments	6.4%
* Futures and Swaps	2.9%	** Futures and Swaps	4.4%

†Short-Term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity, as applicable.

Annual Report

Investments August 31, 2010

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp. 5.875% 3/15/11	$ 2,059	$ 2,114
Diversified Consumer Services - 0.1%
Cornell University 5.45% 2/1/19	4,133	4,904
Household Durables - 0.2%
Fortune Brands, Inc.:
5.375% 1/15/16	2,000	2,180
5.875% 1/15/36	1,636	1,659
6.375% 6/15/14	9,540	10,800
		14,639
Media - 1.4%
Comcast Corp.:
4.95% 6/15/16	9,366	10,352
5.7% 5/15/18	8,000	9,112
6.55% 7/1/39	6,000	6,958
Discovery Communications LLC:
3.7% 6/1/15	4,740	4,986
6.35% 6/1/40	4,333	4,911
Liberty Media Corp. 8.25% 2/1/30	11,272	10,708
NBC Universal, Inc.:
3.65% 4/30/15 (f)	5,180	5,433
5.15% 4/30/20 (f)	6,847	7,376
6.4% 4/30/40 (f)	5,621	6,312
News America Holdings, Inc. 7.75% 12/1/45	3,549	4,627
News America, Inc. 6.15% 3/1/37	3,755	4,127
Time Warner Cable, Inc. 5.85% 5/1/17	11,782	13,441
Time Warner, Inc. 6.2% 3/15/40	12,050	13,284
Viacom, Inc.:
6.125% 10/5/17	2,626	3,080
6.75% 10/5/37	5,000	5,942
		110,649
Multiline Retail - 0.1%
Target Corp. 3.875% 7/15/20	5,104	5,354
TOTAL CONSUMER DISCRETIONARY		137,660
CONSUMER STAPLES - 1.2%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 11/15/14 (f)	5,675	6,360
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Diageo Capital PLC 5.2% 1/30/13	$ 1,782	$ 1,945
FBG Finance Ltd. 5.125% 6/15/15 (f)	6,502	7,178
		15,483
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (l)	8,461	7,763
Food Products - 0.4%
Kraft Foods, Inc.:
5.375% 2/10/20	6,374	7,089
5.625% 11/1/11	2,298	2,421
6.25% 6/1/12	3,588	3,898
6.5% 8/11/17	5,912	7,059
6.875% 2/1/38	6,627	8,193
		28,660
Tobacco - 0.5%
Altria Group, Inc.:
9.25% 8/6/19	6,587	8,638
9.7% 11/10/18	6,979	9,237
Reynolds American, Inc.:
6.75% 6/15/17	8,966	10,057
7.25% 6/15/37	13,188	14,049
		41,981
TOTAL CONSUMER STAPLES		93,887
ENERGY - 1.8%
Energy Equipment & Services - 0.2%
DCP Midstream LLC 5.35% 3/15/20 (f)	6,231	6,726
Weatherford International Ltd.:
5.15% 3/15/13	1,223	1,309
9.625% 3/1/19	4,130	5,422
		13,457
Oil, Gas & Consumable Fuels - 1.6%
Anadarko Petroleum Corp. 6.375% 9/15/17	6,411	6,344
Apache Corp. 5.1% 9/1/40	6,062	6,271
Canadian Natural Resources Ltd. 5.9% 2/1/18	1,670	1,941
Cenovus Energy, Inc. 6.75% 11/15/39	2,502	3,074
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (f)	223	225
Duke Energy Field Services 6.875% 2/1/11	1,383	1,416
EnCana Corp. 6.3% 11/1/11	2,854	3,015
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kinder Morgan Energy Partners LP 6.55% 9/15/40	$ 2,205	$ 2,466
Motiva Enterprises LLC:
5.75% 1/15/20 (f)	2,462	2,833
6.85% 1/15/40 (f)	9,240	11,489
Nakilat, Inc. 6.067% 12/31/33 (f)	7,325	8,058
Nexen, Inc. 5.05% 11/20/13	3,969	4,304
Pemex Project Funding Master Trust 1.1363% 12/3/12 (f)(l)	7,003	6,959
Petro-Canada 6.05% 5/15/18	2,460	2,868
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	16,475	17,659
6.875% 1/20/40	17,995	19,750
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (f)	3,501	3,686
5.5% 9/30/14 (f)	4,894	5,408
6.75% 9/30/19 (f)	3,203	3,821
Suncor Energy, Inc. 6.1% 6/1/18	7,564	8,835
TransCanada PipeLines Ltd. 3.4% 6/1/15	1,806	1,908
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,389	2,801
		125,131
TOTAL ENERGY		138,588
FINANCIALS - 11.2%
Capital Markets - 2.0%
Goldman Sachs Group, Inc.:
3.7% 8/1/15	4,364	4,418
5.95% 1/18/18	6,036	6,536
6.15% 4/1/18	5,599	6,117
6.75% 10/1/37	5,714	5,850
7.5% 2/15/19	3,514	4,101
Janus Capital Group, Inc. 6.125% 9/15/11 (d)	3,420	3,460
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,280	2,200
JPMorgan Chase Capital XX 6.55% 9/29/36	21,862	21,794
Lazard Group LLC:
6.85% 6/15/17	3,087	3,286
7.125% 5/15/15	9,694	10,447
Merrill Lynch & Co., Inc. 6.875% 4/25/18	18,880	20,786
Morgan Stanley:
0.8299% 1/9/14 (l)	21,982	20,508
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
4.1% 1/26/15	$ 6,270	$ 6,399
6% 5/13/14	8,475	9,238
6.625% 4/1/18	10,000	10,993
7.3% 5/13/19	5,986	6,808
UBS AG Stamford Branch 3.875% 1/15/15	10,400	10,746
		153,687
Commercial Banks - 1.7%
American Express Centurion Bank 5.2% 11/26/10	697	704
Bank of America NA:
5.3% 3/15/17	7,685	7,874
6% 10/15/36	4,808	4,897
BB&T Capital Trust IV 6.82% 6/12/77 (l)	731	709
Credit Suisse (Guernsey) Ltd. 5.86% (l)	7,977	7,299
Credit Suisse New York Branch 6% 2/15/18	10,531	11,485
DBS Bank Ltd. (Singapore) 0.5963% 5/16/17 (f)(l)	1,901	1,840
Discover Bank:
7% 4/15/20	3,177	3,399
8.7% 11/18/19	7,448	8,801
Export-Import Bank of Korea 5.25% 2/10/14 (f)	4,263	4,637
Fifth Third Bancorp:
4.5% 6/1/18	2,107	2,083
8.25% 3/1/38	2,988	3,562
HBOS PLC 6.75% 5/21/18 (f)	3,829	3,745
HSBC Holdings PLC:
0.7336% 10/6/16 (l)	907	867
6.5% 9/15/37	2,956	3,415
JPMorgan Chase Bank 6% 10/1/17	7,500	8,461
KeyBank NA:
5.8% 7/1/14	5,229	5,709
6.95% 2/1/28	1,344	1,441
KeyBank NA, Cleveland 5.45% 3/3/16	2,744	2,931
Korea Development Bank 5.75% 9/10/13	4,034	4,409
Manufacturers & Traders Trust Co. 2.033% 4/1/13 (f)(l)	572	562
Marshall & Ilsley Bank:
4.85% 6/16/15	2,862	2,718
5% 1/17/17	3,648	3,460
5.25% 9/4/12	2,120	2,152
PNC Funding Corp.:
0.615% 1/31/12 (l)	888	885
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
PNC Funding Corp.: - continued
3.625% 2/8/15	$ 1,941	$ 2,040
Regions Bank 6.45% 6/26/37	7,146	6,315
Regions Financial Corp.:
5.75% 6/15/15	1,371	1,393
7.75% 11/10/14	5,895	6,358
Sovereign Bank 2.1756% 8/1/13 (l)	1,297	1,223
Standard Chartered Bank 6.4% 9/26/17 (f)	4,086	4,576
Wachovia Corp.:
0.6363% 4/23/12 (l)	151	150
4.875% 2/15/14	1,057	1,124
Wells Fargo & Co. 3.75% 10/1/14	7,790	8,210
		129,434
Consumer Finance - 0.3%
Capital One Bank USA NA 8.8% 7/15/19	2,806	3,556
Capital One Financial Corp. 5.7% 9/15/11	3,508	3,652
Discover Financial Services 10.25% 7/15/19	4,737	5,966
Household Finance Corp. 6.375% 10/15/11	1,155	1,220
HSBC Finance Corp. 5.25% 1/14/11	818	831
SLM Corp.:
0.7278% 10/25/11 (l)	2,316	2,203
0.7371% 3/15/11 (l)	667	660
0.7978% 1/27/14 (l)	1,322	1,079
5% 10/1/13	490	462
		19,629
Diversified Financial Services - 1.8%
Bank of America Corp. 5.75% 12/1/17	11,468	12,141
BP Capital Markets PLC 3.625% 5/8/14	6,337	6,289
Citigroup, Inc.:
5.375% 8/9/20	10,000	10,100
5.5% 4/11/13	25,084	26,633
6.125% 11/21/17	3,500	3,783
6.125% 5/15/18	18,795	20,292
6.5% 1/18/11	532	543
6.5% 8/19/13	1,650	1,805
JPMorgan Chase & Co.:
4.891% 9/1/15 (l)	2,465	2,452
4.95% 3/25/20	11,136	11,774
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	$ 7,691	$ 7,508
5.35% 4/15/12 (f)	1,917	1,967
5.5% 1/15/14 (f)	5,645	5,707
Teachers Insurance & Annuity Association of America 6.85% 12/16/39 (f)	7,300	9,165
TECO Finance, Inc.:
4% 3/15/16	1,803	1,886
5.15% 3/15/20	2,590	2,830
7% 5/1/12	3,093	3,348
Volkswagen International Finance NV 4% 8/12/20 (f)	3,813	3,948
ZFS Finance USA Trust II 6.45% 12/15/65 (f)(l)	4,425	4,071
ZFS Finance USA Trust IV 5.875% 5/9/62 (f)(l)	1,161	1,040
ZFS Finance USA Trust V 6.5% 5/9/67 (f)(l)	2,033	1,840
		139,122
Insurance - 1.9%
Allstate Corp. 6.2% 5/16/14	7,535	8,756
Assurant, Inc. 5.625% 2/15/14	5,039	5,377
Axis Capital Holdings Ltd. 5.75% 12/1/14	7,868	8,446
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(l)	13,028	12,311
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (f)	9,346	10,187
10.75% 6/15/88 (f)(l)	5,039	5,606
Lincoln National Corp. 7% 5/17/66 (l)	1,423	1,295
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (f)	6,576	9,363
MetLife, Inc.:
5.875% 2/6/41	2,120	2,319
6.125% 12/1/11	535	566
6.75% 6/1/16	5,620	6,622
Metropolitan Life Global Funding I:
5.125% 11/9/11 (f)	4,449	4,640
5.125% 4/10/13 (f)	7,041	7,670
5.125% 6/10/14 (f)	4,961	5,497
Monumental Global Funding II 5.65% 7/14/11 (f)	4,763	4,892
New York Life Global Funding 4.65% 5/9/13 (f)	5,732	6,212
New York Life Insurance Co. 6.75% 11/15/39 (f)	3,220	4,115
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)	3,480	4,112
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Pacific Life Global Funding 5.15% 4/15/13 (f)	$ 5,929	$ 6,378
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	7,366	9,497
Prudential Financial, Inc.:
4.75% 9/17/15	9,207	9,876
7.375% 6/15/19	2,170	2,641
Symetra Financial Corp. 6.125% 4/1/16 (f)	6,139	6,332
		142,710
Real Estate Investment Trusts - 0.9%
AvalonBay Communities, Inc.:
5.5% 1/15/12	965	1,018
6.125% 11/1/12	1,454	1,595
Camden Property Trust:
5.375% 12/15/13	2,278	2,454
5.875% 11/30/12	861	924
Developers Diversified Realty Corp.:
5.25% 4/15/11	5,471	5,487
5.375% 10/15/12	4,528	4,522
7.5% 4/1/17	3,286	3,308
9.625% 3/15/16	4,996	5,519
Duke Realty LP:
4.625% 5/15/13	397	412
5.875% 8/15/12	716	752
Equity One, Inc.:
6% 9/15/17	4,072	4,195
6.25% 12/15/14	3,586	3,841
6.25% 1/15/17	2,676	2,799
Federal Realty Investment Trust:
5.4% 12/1/13	3,291	3,574
5.9% 4/1/20	1,740	1,940
6% 7/15/12	1,979	2,123
6.2% 1/15/17	1,522	1,720
HRPT Properties Trust:
5.75% 11/1/15	1,726	1,827
6.65% 1/15/18	3,860	4,140
UDR, Inc. 5.5% 4/1/14	7,998	8,553
United Dominion Realty Trust, Inc. 5.25% 1/15/15	2,175	2,297
Washington (REIT) 5.95% 6/15/11	6,334	6,520
		69,520
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 2.1%
AMB Property LP:
5.9% 8/15/13	$ 5,685	$ 6,060
6.3% 6/1/13	5,773	6,275
BioMed Realty LP 6.125% 4/15/20 (f)	2,345	2,534
Brandywine Operating Partnership LP:
5.625% 12/15/10	13,759	13,894
5.7% 5/1/17	810	821
5.75% 4/1/12	3,996	4,128
Colonial Properties Trust:
4.8% 4/1/11	481	477
5.5% 10/1/15	7,511	7,297
6.875% 8/15/12	2,950	3,046
Colonial Realty LP 6.05% 9/1/16	5,558	5,376
Digital Realty Trust LP 4.5% 7/15/15 (f)	3,342	3,384
Duke Realty LP:
5.4% 8/15/14	6,434	6,784
5.5% 3/1/16	6,313	6,636
5.625% 8/15/11	4,377	4,473
5.95% 2/15/17	1,925	2,064
6.25% 5/15/13	4,720	5,101
6.5% 1/15/18	6,346	6,944
ERP Operating LP:
4.75% 7/15/20	4,679	4,898
5.5% 10/1/12	7,592	8,192
6.625% 3/15/12	1,392	1,496
Liberty Property LP:
5.5% 12/15/16	3,957	4,263
6.375% 8/15/12	2,724	2,925
6.625% 10/1/17	4,247	4,860
Mack-Cali Realty LP 7.75% 2/15/11	1,739	1,781
Post Apartment Homes LP 6.3% 6/1/13	6,854	7,401
Reckson Operating Partnership LP:
5.15% 1/15/11	1,820	1,824
6% 3/31/16	1,534	1,493
Regency Centers LP 6.75% 1/15/12	7,337	7,719
Simon Property Group LP:
4.2% 2/1/15	2,530	2,704
5.1% 6/15/15	3,937	4,398
6.75% 2/1/40	4,075	4,867
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
6.125% 6/1/20	$ 2,993	$ 3,294
6.15% 11/15/15	10,742	11,874
		159,283
Thrifts & Mortgage Finance - 0.5%
Bank of America Corp.:
3.7% 9/1/15	6,185	6,173
5.65% 5/1/18	18,622	19,363
6.5% 8/1/16	6,800	7,600
First Niagara Financial Group, Inc. 6.75% 3/19/20	5,118	5,618
Independence Community Bank Corp. 2.353% 4/1/14 (l)	3,116	2,998
		41,752
TOTAL FINANCIALS		855,137
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Express Scripts, Inc.:
5.25% 6/15/12	5,308	5,663
6.25% 6/15/14	1,951	2,249
		7,912
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.4% 12/15/11 (f)	521	551
Airlines - 0.5%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	254	256
Continental Airlines, Inc.:
6.545% 8/2/20	1,541	1,564
6.795% 2/2/20	648	622
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	7,194	7,391
7.57% 11/18/10	13,914	14,053
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	3,440	3,256
8.36% 7/20/20	10,742	10,726
		37,868
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (l)	$ 3,739	$ 3,664
TOTAL INDUSTRIALS		42,083
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	5,883	6,582
6.55% 10/1/17	3,033	3,547
		10,129
MATERIALS - 0.4%
Chemicals - 0.2%
Dow Chemical Co. 7.6% 5/15/14	16,321	19,028
Metals & Mining - 0.2%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (f)	5,241	5,781
Rio Tinto Finance (USA) Ltd. 5.875% 7/15/13	7,171	7,982
		13,763
TOTAL MATERIALS		32,791
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.:
6.3% 1/15/38	19,696	22,601
6.8% 5/15/36	10,394	12,526
BellSouth Capital Funding Corp. 7.875% 2/15/30	6,382	8,067
British Telecommunications PLC 9.375% 12/15/10 (d)	1,934	1,977
CenturyTel, Inc. 7.6% 9/15/39	4,874	4,749
Deutsche Telekom International Financial BV 5.875% 8/20/13	6,186	6,881
France Telecom SA 7.75% 3/1/11 (d)	2,706	2,801
Sprint Capital Corp.:
6.875% 11/15/28	6,238	5,209
7.625% 1/30/11	5,123	5,213
Telecom Italia Capital SA:
4.875% 10/1/10	3,277	3,288
4.95% 9/30/14	6,637	6,977
5.25% 10/1/15	3,019	3,214
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Emisiones SAU:
5.855% 2/4/13	$ 1,612	$ 1,754
5.877% 7/15/19	2,416	2,741
6.221% 7/3/17	1,964	2,238
Verizon Communications, Inc. 6.1% 4/15/18	7,542	8,890
		99,126
Wireless Telecommunication Services - 0.5%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	6,274	6,778
5.875% 10/1/19	7,883	8,849
6.35% 3/15/40	2,469	2,725
Sprint Nextel Corp. 6% 12/1/16	12,603	11,768
Vodafone Group PLC 5.5% 6/15/11	3,420	3,544
		33,664
TOTAL TELECOMMUNICATION SERVICES		132,790
UTILITIES - 2.1%
Electric Utilities - 1.0%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	6,779	7,401
Commonwealth Edison Co. 5.4% 12/15/11	8,675	9,145
EDP Finance BV 6% 2/2/18 (f)	14,961	14,983
Mid-American Energy Co. 5.65% 7/15/12	942	1,016
Oncor Electric Delivery Co. 6.375% 5/1/12	20,436	22,035
Pennsylvania Electric Co. 6.05% 9/1/17	6,168	6,983
PPL Capital Funding, Inc. 6.7% 3/30/67 (l)	9,216	8,640
Progress Energy, Inc. 6% 12/1/39	3,794	4,345
		74,548
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (f)	3,626	3,994
Texas Eastern Transmission Corp. 7.3% 12/1/10	3,228	3,278
		7,272
Independent Power Producers & Energy Traders - 0.4%
Duke Capital LLC 5.668% 8/15/14	7,906	8,805
Exelon Generation Co. LLC 5.35% 1/15/14	6,631	7,297
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
PPL Energy Supply LLC:
6.2% 5/15/16	$ 3,175	$ 3,608
6.5% 5/1/18	6,705	7,671
		27,381
Multi-Utilities - 0.6%
Consolidated Edison Co. of New York, Inc.:
Series 2000 B, 7.5% 9/1/10	377	377
5.7% 6/15/40	2,520	2,879
7.5% 9/1/10	475	475
Dominion Resources, Inc.:
6.3% 9/30/66 (l)	2,051	1,928
7.5% 6/30/66 (l)	4,578	4,670
DTE Energy Co. 7.05% 6/1/11	3,168	3,308
KeySpan Corp. 7.625% 11/15/10	212	215
National Grid PLC 6.3% 8/1/16	8,354	9,794
NiSource Finance Corp.:
5.4% 7/15/14	1,746	1,909
5.45% 9/15/20	1,831	1,962
6.4% 3/15/18	5,675	6,517
7.875% 11/15/10	1,421	1,439
San Diego Gas & Electric Co. 4.5% 8/15/40	4,981	5,043
Wisconsin Energy Corp. 6.25% 5/15/67 (l)	9,628	9,098
		49,614
TOTAL UTILITIES		158,815
TOTAL NONCONVERTIBLE BONDS (Cost $1,495,099)		1,609,792
U.S. Government and Government Agency Obligations - 40.6%

U.S. Government Agency Obligations - 0.3%
Tennessee Valley Authority 5.25% 9/15/39	19,500	23,250
U.S. Treasury Inflation Protected Obligations - 4.1%
U.S. Treasury Inflation-Indexed Notes:
1.375% 1/15/20	254,253	265,847
2.125% 2/15/40	42,699	48,188
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		314,035
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 36.2%
U.S. Treasury Bonds:
4.375% 11/15/39	$ 100,910	$ 116,488
4.375% 5/15/40	208,514	240,996
U.S. Treasury Notes:
0.75% 8/15/13 (e)	130,000	130,163
1.75% 4/15/13	908,660	935,077
2.375% 9/30/14	105,000	110,480
2.625% 7/31/14 (i)	712,335	756,689
2.75% 10/31/13 (i)	394,918	419,539
3.625% 2/15/20	50,380	55,465
TOTAL U.S. TREASURY OBLIGATIONS		2,764,897
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,958,072)		3,102,182
U.S. Government Agency - Mortgage Securities - 14.4%

Fannie Mae - 11.9%
2.593% 6/1/36 (l)	236	247
2.647% 5/1/35 (l)	10,259	10,782
2.949% 2/1/35 (l)	4,386	4,622
3.319% 9/1/35 (l)	4,237	4,424
3.378% 10/1/34 (l)	8,007	8,412
3.407% 10/1/37 (l)	12,373	12,942
3.5% 9/1/25 (g)(h)	4,000	4,147
3.5% 9/1/25 (g)(h)	4,000	4,147
3.5% 9/1/25 (g)	22,000	22,809
3.5% 10/1/25 (g)	4,000	4,130
3.5% 10/1/25 (g)	4,000	4,130
3.549% 8/1/35 (l)	1,361	1,417
4% 9/1/25 (g)	14,000	14,702
4% 9/1/25 (g)	20,000	21,003
4% 9/1/25 (g)	15,000	15,752
4% 8/1/39	7,844	8,133
4.248% 7/1/37 (l)	698	735
4.5% 6/1/25 to 8/1/40 (g)	70,484	74,258
4.5% 9/1/25 (g)	6,000	6,348
4.5% 9/1/40 (g)	12,900	13,548
4.5% 9/1/40 (g)	66,000	69,315
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 4/1/18 to 6/1/40	$ 73,011	$ 78,116
5% 9/1/25 (g)(h)	3,000	3,190
5% 9/1/25 (g)	21,000	22,331
5% 8/1/40	380	404
5% 8/1/40	660	701
5% 9/1/40 (g)	26,000	27,611
5% 9/1/40 (g)	10,700	11,363
5% 9/1/40 (g)	38,000	40,354
5% 9/1/40	2,390	2,540
5% 9/1/40	600	638
5.5% 12/1/30 to 3/1/40	89,822	96,753
5.5% 9/1/40 (g)(h)	162,000	173,201
6% 7/1/21 to 9/1/39 (g)	64,524	70,315
6% 9/1/40 (g)(h)	3,000	3,230
6% 9/1/40 (g)	15,000	16,151
6.5% 5/1/31 to 9/1/38	16,395	18,158
6.5% 9/1/40 (g)	2,000	2,177
6.5% 9/1/40 (g)	32,000	34,835
TOTAL FANNIE MAE		908,071
Freddie Mac - 1.1%
2.601% 4/1/35 (l)	7,141	7,489
2.661% 4/1/35 (l)	8,897	9,351
2.77% 8/1/35 (l)	8,072	8,463
3.069% 1/1/36 (l)	2,595	2,730
3.141% 10/1/34 (l)	4,371	4,572
3.374% 7/1/35 (l)	2,593	2,688
4.5% 7/1/25 to 4/1/40	4,429	4,691
5% 9/1/39 to 6/1/40	8,746	9,396
5.416% 10/1/35 (l)	309	327
6% 7/1/37	250	271
6% 9/1/40 (g)	20,400	21,927
6.5% 10/1/37 to 1/1/39	12,975	14,108
TOTAL FREDDIE MAC		86,013
Ginnie Mae - 1.4%
4% 9/1/40 (g)	12,000	12,490
4% 9/1/40 (g)	16,000	16,669
4% 9/1/40 (g)	2,000	2,084
4% 9/1/40 (g)	1,800	1,875
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4.5% 3/15/39 to 4/15/40	$ 12,751	$ 13,580
4.5% 9/1/40 (g)	27,000	28,637
4.5% 9/1/40 (g)(h)	8,000	8,485
4.5% 10/1/40 (g)	8,000	8,456
5.5% 12/20/28 to 12/15/38	15,864	17,246
TOTAL GINNIE MAE		109,522
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,083,483)		1,103,606
Asset-Backed Securities - 2.0%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7338% 4/25/35 (l)	1,444	829
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0138% 3/25/34 (l)	94	90
Class M2, 1.9138% 3/25/34 (l)	275	179
Series 2005-HE2 Class M2, 0.7138% 4/25/35 (l)	154	137
Series 2006-HE2 Class M3, 0.6038% 5/25/36 (l)	16	1
Series 2006-OP1:
Class M4, 0.6338% 4/25/36 (l)	135	5
Class M5, 0.6538% 4/25/36 (l)	34	0 *
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2963% 9/20/13 (l)	296	294
Series 2006-C1 Class C1, 0.7463% 10/20/14 (l)	82	15
Series 2007-A4 Class A4, 0.2963% 4/22/13 (l)	263	262
Series 2007-D1 Class D, 1.6663% 1/22/13 (f)(l)	6,136	0
Airspeed Ltd. Series 2007-1A Class C1, 2.7759% 6/15/32 (f)(l)	6,122	2,236
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (f)	2,720	2,776
Class A4, 3% 10/15/15 (f)	2,700	2,823
Ally Master Owner Trust:
Series 2010-1 Class A, 2.0259% 1/15/15 (f)(l)	13,880	14,147
Series 2010-2 Class A, 4.25% 4/15/17 (f)	8,030	8,471
Series 2010-3 Class A, 2.88% 4/15/15 (f)	6,200	6,368
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	84	84
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1:
Class D, 5.62% 9/8/14	$ 812	$ 815
Class E, 6.96% 3/8/16 (f)	3,214	3,080
Series 2007-2M Class A3, 5.22% 6/8/12	34	34
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9638% 12/25/33 (l)	84	60
Series 2004-R2 Class M3, 0.8138% 4/25/34 (l)	122	13
Series 2005-R2 Class M1, 0.7138% 4/25/35 (l)	1,638	1,270
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7188% 3/25/34 (l)	38	26
Series 2004-W7 Class M1, 0.8138% 5/25/34 (l)	1,012	458
Series 2006-W4 Class A2C, 0.4238% 5/25/36 (l)	1,152	397
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0888% 4/25/34 (l)	2,117	1,272
Series 2006-HE2 Class M1, 0.6338% 3/25/36 (l)	149	11
Axon Financial Funding Ltd. 1.1336% 4/4/17 (c)(f)(l)	5,160	0 *
Bank of America Auto Trust:
Series 2009-1A Class A4, 3.52% 6/15/16 (f)	5,300	5,559
Series 2009-2A Class A3, 2.13% 9/15/13 (f)	4,300	4,356
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.2883% 12/1/41 (l)	598	597
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5483% 12/26/24 (l)	1,740	1,653
C-BASS Trust Series 2006-CB7 Class A2, 0.3238% 10/25/36 (l)	205	202
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	1,009	1,015
Class C, 5.31% 6/15/12	930	945
Series 2007-1 Class C, 5.38% 11/15/12	331	346
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7163% 7/20/39 (f)(l)	363	73
Class B, 1.0163% 7/20/39 (f)(l)	355	18
Class C, 1.3663% 7/20/39 (f)(l)	456	9
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	670	689
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5638% 7/25/36 (l)	905	93
Series 2006-NC2 Class M7, 1.1138% 6/25/36 (l)	572	23
Series 2006-NC3 Class M10, 2.2638% 8/25/36 (f)(l)	855	40
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Carrington Mortgage Loan Trust: - continued
Series 2006-NC4 Class M1, 0.5638% 10/25/36 (l)	$ 127	$ 16
Series 2006-RFC1 Class M9, 2.1338% 5/25/36 (l)	251	15
Series 2007-RFC1 Class A3, 0.4038% 12/25/36 (l)	1,429	544
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4463% 5/20/17 (f)(l)	115	103
Series 2005-1A Class A1, 4.67% 5/20/17 (f)	259	262
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5338% 5/25/37 (l)	607	27
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3238% 6/25/47 (l)	58	56
Series 2007-4 Class A1A, 0.4488% 9/25/37 (l)	362	337
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	1,666	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.5972% 3/25/32 (l)	76	32
Series 2004-3 Class M4, 1.2338% 4/25/34 (l)	126	46
Series 2004-4 Class M2, 1.0588% 6/25/34 (l)	467	245
Series 2005-3 Class MV1, 0.6838% 8/25/35 (l)	966	909
Series 2005-AB1 Class A2, 0.4738% 8/25/35 (l)	146	143
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (f)	431	438
Series 2007-C Class A3, 5.43% 5/15/12 (f)	36	36
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (f)	3,272	3,047
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7759% 5/28/35 (l)	31	23
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4388% 8/25/34 (l)	231	105
Series 2006-3 Class 2A3, 0.4238% 11/25/36 (l)	4,467	1,601
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0888% 3/25/34 (l)	18	5
Series 2005-FF9 Class A3, 0.5438% 10/25/35 (l)	2,714	2,540
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (f)	3,428	3,525
Series 2006-C:
Class B, 5.3% 6/15/12	409	423
Class D, 6.89% 5/15/13 (f)	2,428	2,523
Series 2007-A Class D, 7.05% 12/15/13 (f)	1,378	1,458
Series 2009-D:
Class A3, 2.17% 10/15/13	3,400	3,451
Class A4, 2.98% 8/15/14	3,000	3,129
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8259% 6/15/13 (l)	$ 612	$ 603
Series 2010-1 Class A, 1.9259% 12/15/14 (f)(l)	12,300	12,570
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	41	41
Series 2007-1:
Class A4, 5.03% 2/16/15	278	278
Class C, 5.43% 2/16/15	350	345
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7538% 1/25/35 (l)	752	261
Class M4, 0.9438% 1/25/35 (l)	289	32
Series 2006-D Class M1, 0.4938% 11/25/36 (l)	184	6
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6975% 2/25/47 (f)(l)	2,174	1,484
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)	1,530	1,224
GE Business Loan Trust:
Series 2003-1 Class A, 0.7059% 4/15/31 (f)(l)	218	192
Series 2006-2A:
Class A, 0.4559% 11/15/34 (f)(l)	1,541	1,240
Class B, 0.5559% 11/15/34 (f)(l)	558	335
Class C, 0.6559% 11/15/34 (f)(l)	924	370
Class D, 1.0259% 11/15/34 (f)(l)	352	85
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4259% 9/15/17 (l)	751	740
Goal Capital Funding Trust Series 2007-1 Class C1, 0.9383% 6/25/42 (l)	421	340
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	31	32
Class C, 5.74% 12/15/14	66	67
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (f)(l)	369	89
Class M1, 0.9138% 6/25/34 (l)	2,042	1,267
Series 2007-HE1 Class M1, 0.5138% 3/25/47 (l)	827	50
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6138% 4/25/36 (l)	161	4
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3438% 5/25/30 (f)(l)	518	135
Series 2006-3:
Class B, 0.6638% 9/25/46 (f)(l)	519	104
Class C, 0.8138% 9/25/46 (f)(l)	1,211	182
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5838% 8/25/33 (l)	$ 261	$ 166
Series 2003-3 Class M1, 1.5538% 8/25/33 (l)	644	446
Series 2003-5 Class A2, 0.9638% 12/25/33 (l)	26	15
Series 2005-5 Class 2A2, 0.5138% 11/25/35 (l)	118	116
Series 2006-1 Class 2A3, 0.4888% 4/25/36 (l)	1,328	1,279
Series 2006-8 Class 2A1, 0.3138% 3/25/37 (l)	6	5
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5563% 3/20/36 (l)	638	488
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4538% 1/25/37 (l)	1,144	355
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	3,440	3,493
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5638% 7/25/36 (l)	116	5
Series 2007-CH1:
Class AV4, 0.3938% 11/25/36 (l)	1,144	870
Class MV1, 0.4938% 11/25/36 (l)	928	519
Series 2007-CH3 Class M1, 0.5638% 3/25/37 (l)	326	18
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.8672% 12/27/29 (l)	661	550
Series 2006-A Class 2C, 1.6872% 3/27/42 (l)	2,011	310
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	1,585	1,613
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3438% 6/25/34 (l)	125	85
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)	17	16
Class C, 5.691% 10/20/28 (f)	8	6
Class D, 6.01% 10/20/28 (f)	91	72
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5238% 10/25/36 (l)	410	25
Series 2007-HE1 Class M1, 0.5638% 5/25/37 (l)	622	34
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0138% 7/25/34 (l)	110	47
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	122	124
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9138% 7/25/34 (l)	408	314
Series 2006-FM1 Class A2B, 0.3738% 4/25/37 (l)	1,690	1,465
Series 2006-MLN1 Class A2A, 0.3338% 7/25/37 (l)	15	14
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Investors Trust: - continued
Series 2006-OPT1 Class A1A, 0.5238% 6/25/35 (l)	$ 2,232	$ 1,575
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6038% 8/25/34 (l)	45	30
Series 2004-NC8 Class M6, 1.5138% 9/25/34 (l)	133	65
Series 2005-NC1 Class M1, 0.7038% 1/25/35 (l)	317	163
Series 2005-NC2 Class B1, 1.4338% 3/25/35 (l)	331	39
Series 2007-HE2 Class M1, 0.5138% 1/25/37 (l)	150	4
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (n)	2,736	391
Series 2006-1 Class AIO, 5.5% 4/25/11 (n)	235	6
Series 2006-2 Class AIO, 6% 8/25/11 (n)	132	6
Series 2006-3 Class AIO, 7.1% 1/25/12 (n)	212	16
Series 2006-4:
Class A1, 0.2938% 3/25/25 (l)	350	345
Class AIO, 6.35% 2/27/12 (n)	673	57
Class D, 1.3638% 5/25/32 (l)	1,537	22
Series 2007-1 Class AIO, 7.27% 4/25/12 (n)	905	97
Series 2007-2 Class AIO, 6.7% 7/25/12 (n)	769	90
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7738% 9/25/35 (l)	1,132	466
Series 2005-D Class M2, 0.7338% 2/25/36 (l)	538	69
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3838% 3/25/36 (l)	30	30
Ocala Funding LLC Series 2006-1A Class A, 1.6663% 3/20/11 (c)(f)(l)	933	345
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3538% 5/25/37 (l)	67	65
Series 2007-6 Class 2A1, 0.3238% 7/25/37 (l)	125	120
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5138% 9/25/34 (l)	422	182
Class M4, 1.7138% 9/25/34 (l)	542	86
Series 2005-WCH1:
Class M2, 0.7838% 1/25/36 (l)	1,624	1,374
Class M3, 0.8238% 1/25/36 (l)	379	243
Class M4, 1.0938% 1/25/36 (l)	1,171	368
Series 2005-WHQ2:
Class M7, 1.5138% 5/25/35 (l)	1,440	21
Class M9, 2.1438% 5/25/35 (l)	231	1
Providian Master Note Trust Series 2006-C1A Class C1, 0.8259% 3/15/15 (f)(l)	2,416	2,406
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4938% 12/25/36 (l)	$ 407	$ 16
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3338% 2/25/37 (l)	81	79
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0638% 4/25/33 (l)	4	3
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0588% 3/25/35 (l)	1,326	870
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9838% 1/25/36 (l)	54	2
Series 2006-FR4 Class A2A, 0.3438% 8/25/36 (l)	28	13
Series 2007-NC1 Class A2A, 0.3138% 12/25/36 (l)	11	11
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4881% 3/20/19 (f)(l)	646	602
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4871% 6/15/33 (l)	1,009	61
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (f)	374	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4138% 9/25/34 (l)	59	14
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3538% 6/25/37 (l)	2,040	1,691
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)	576	579
Swift Master Auto Receivables Trust Series 2007-2 Class A, 0.9259% 10/15/12 (l)	1,632	1,630
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1238% 9/25/34 (l)	23	14
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0936% 4/6/42 (f)(l)	1,705	85
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	475	486
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (f)	55	56
Series 2006-2A:
Class B, 5.29% 6/20/12 (f)	219	220
Class D, 5.54% 12/20/12 (f)	332	337
Class E, 7.05% 5/20/14 (f)	3,929	4,001
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	704	0
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7759% 8/15/15 (f)(l)	6,423	6,365
Series 2007-A4A Class A4, 5.2% 10/15/14 (f)	6,931	6,968
Series 2007-A5A Class A5, 1.0259% 10/15/14 (f)(l)	1,020	1,020
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(f)	$ 6	$ 0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2978% 10/25/44 (f)(l)	1,419	468
TOTAL ASSET-BACKED SECURITIES (Cost $156,032)		155,609
Collateralized Mortgage Obligations - 1.3%

Private Sponsor - 1.3%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.9575% 4/12/56 (f)(l)	1,133	680
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6987% 4/10/49 (l)	1,123	272
Class C, 5.6987% 4/10/49 (l)	2,997	505
Class D, 5.6987% 4/10/49 (l)	1,500	223
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (f)	5,934	6,020
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.6145% 1/25/34 (l)	1,217	1,089
Series 2004-1 Class 2A2, 3.6636% 10/25/34 (l)	1,303	1,159
Series 2004-A Class 2A2, 3.5151% 2/25/34 (l)	166	146
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (l)	96	84
Class 2A2, 3.0586% 3/25/34 (l)	765	698
Series 2004-D Class 2A2, 2.9566% 5/25/34 (l)	1,162	1,081
Series 2004-G Class 2A7, 3.195% 8/25/34 (l)	1,030	896
Series 2004-H Class 2A1, 3.7091% 9/25/34 (l)	940	822
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (f)(l)(n)	35,279	2,752
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5438% 1/25/35 (l)	1,828	1,437
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4276% 10/12/41 (f)(l)(n)	2,579	29
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.2363% 2/25/37 (l)	1,136	1,088
Series 2007-A2 Class 2A1, 3.4095% 7/25/37 (l)	1,342	1,281
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0914% 12/10/49 (l)	1,372	1,465
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 2.7498% 8/25/34 (l)	1,062	988
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Citigroup Mortgage Loan Trust Series 2004-UST1: - continued
Class A4, 2.489% 8/25/34 (l)	$ 937	$ 889
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (l)	1,533	307
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7759% 7/16/34 (f)(l)	1,372	1,338
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6638% 5/25/33 (l)	11	11
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.8818% 11/25/34 (l)	1,343	1,295
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3566% 11/19/37 (l)	45	44
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.9962% 10/25/34 (l)	1,178	1,117
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.6847% 10/18/54 (f)(l)	2,627	2,570
Class C2, 0.9947% 10/18/54 (f)(l)	881	851
Class M2, 0.7747% 10/18/54 (f)(l)	1,509	1,454
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.8155% 11/20/56 (f)(l)	2,144	2,025
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.9975% 10/11/41 (f)(l)	2,469	2,432
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8163% 12/20/54 (l)	117	51
Series 2006-1A Class C2, 0.8663% 12/20/54 (f)(l)	5,059	2,226
Series 2006-2 Class C1, 0.7363% 12/20/54 (l)	4,271	1,901
Series 2006-3 Class C2, 0.7663% 12/20/54 (l)	890	402
Series 2006-4:
Class B1, 0.3563% 12/20/54 (l)	3,376	2,515
Class C1, 0.6463% 12/20/54 (l)	2,064	908
Class M1, 0.4363% 12/20/54 (l)	889	573
Series 2007-1:
Class 1C1, 0.5663% 12/20/54 (l)	1,688	751
Class 1M1, 0.4163% 12/20/54 (l)	1,120	717
Class 2C1, 0.6963% 12/20/54 (l)	768	342
Class 2M1, 0.5163% 12/20/54 (l)	1,438	920
Series 2007-2 Class 2C1, 0.7019% 12/17/54 (l)	1,992	867
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9713% 1/20/44 (l)	341	188
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 3.1041% 4/25/35 (l)	$ 481	$ 414
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4866% 5/19/35 (l)	305	192
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (l)	2,602	2,776
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9219% 8/25/36 (l)	1,633	1,388
Series 2004-A3 Class 4A1, 4.2862% 7/25/34 (l)	1,448	1,404
Series 2006-A2 Class 5A1, 3.3347% 11/25/33 (l)	1,319	1,236
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	617	665
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4738% 5/25/47 (l)	896	562
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4938% 10/25/36 (l)	311	1
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4338% 2/25/37 (l)	1,450	967
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.446% 6/15/22 (f)(l)	190	163
Class C, 0.466% 6/15/22 (f)(l)	1,173	997
Class D, 0.476% 6/15/22 (f)(l)	452	375
Class E, 0.486% 6/15/22 (f)(l)	722	548
Class F, 0.516% 6/15/22 (f)(l)	1,196	849
Class G, 0.586% 6/15/22 (f)(l)	271	184
Class H, 0.606% 6/15/22 (f)(l)	542	341
Class J, 0.646% 6/15/22 (f)(l)	633	335
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.8028% 8/25/34 (l)	1,512	1,435
Series 2005-A2 Class A7, 2.8016% 2/25/35 (l)	1,191	1,097
Series 2006-A6 Class A4, 3.5975% 10/25/33 (l)	1,018	911
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5538% 7/25/35 (l)	1,957	1,543
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5638% 3/25/37 (l)	2,252	155
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.9% 10/25/35 (l)	3,440	2,907
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6434% 7/10/35 (f)(l)	1,348	750
Class B6, 3.1434% 7/10/35 (f)(l)	1,787	873
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	$ 680	$ 688
Series 2004-SL3 Class A1, 7% 8/25/16	44	43
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7138% 6/25/33 (f)(l)	337	267
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)	194	194
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.1948% 7/20/34 (l)	32	17
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3532% 4/25/33 (l)	450	436
Series 2003-20 Class 1A1, 5.5% 7/25/33	401	410
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5288% 9/25/36 (l)	2,597	1,482
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.8215% 8/25/33 (l)	764	727
Series 2005-AR3 Class A2, 2.727% 3/25/35 (l)	2,000	1,752
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 2.9891% 11/25/34 (l)	2,188	2,089
Series 2005-AR12 Class 2A6, 2.9082% 7/25/35 (l)	2,594	2,414
Series 2005-AR2 Class 2A2, 2.8765% 3/25/35 (l)	1,761	1,630
Series 2005-AR3 Class 2A1, 2.9468% 3/25/35 (l)	1,473	1,329
Series 2006-AR8 Class 3A1, 5.2162% 4/25/36 (l)	15,165	13,660
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $86,503)		99,615
Commercial Mortgage Securities - 6.8%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8128% 2/14/43 (l)	1,009	1,097
Class A3, 6.8628% 2/14/43 (l)	1,089	1,182
Class A6, 7.1828% 2/14/43 (l)	1,605	1,716
Class PS1, 1.387% 2/14/43 (l)(n)	4,219	124
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7202% 5/10/45 (l)	1,602	1,724
Series 2006-3 Class A4, 5.889% 7/10/44 (l)	8,540	9,087
Series 2006-4 Class A1, 5.363% 7/10/46 (l)	83	83
Series 2006-5 Class A1, 5.185% 9/10/47	37	37
Series 2006-6 Class A3, 5.369% 10/10/45	2,744	2,862
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-2 Class A1, 5.421% 4/10/49	$ 113	$ 117
Series 2007-4 Class A3, 5.811% 2/10/51 (l)	1,368	1,474
Series 2006-6 Class E, 5.619% 10/10/45 (f)	793	145
Series 2007-3:
Class A3, 5.6578% 6/10/49 (l)	2,291	2,455
Class A4, 5.6578% 6/10/49 (l)	2,860	2,878
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	3,005	3,130
Series 2004-2:
Class A3, 4.05% 11/10/38	1,513	1,533
Class A4, 4.153% 11/10/38	1,740	1,799
Series 2004-4 Class A3, 4.128% 7/10/42	86	86
Series 2005-1 Class A3, 4.877% 11/10/42	2,262	2,273
Series 2006-1 Class A1, 5.219% 9/10/45 (l)	278	279
Series 2001-3 Class H, 6.562% 4/11/37 (f)	767	759
Series 2001-PB1:
Class J, 7.166% 5/11/35 (f)	343	330
Class K, 6.15% 5/11/35 (f)	638	575
Series 2003-2 Class XP, 0.307% 3/11/41 (f)(l)(n)	9,253	6
Series 2005-3 Series A3B, 5.09% 7/10/43 (l)	4,262	4,555
Series 2005-6 Class A3, 5.1778% 9/10/47 (l)	2,470	2,552
Series 2007-1 Class B, 5.543% 1/15/49	826	271
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5859% 3/15/22 (f)(l)	589	483
Class D, 0.6359% 3/15/22 (f)(l)	597	466
Class E, 0.6759% 3/15/22 (f)(l)	493	370
Class F, 0.7459% 3/15/22 (f)(l)	489	342
Class G, 0.8059% 3/15/22 (f)(l)	317	206
Series 2006-BIX1:
Class C, 0.4559% 10/15/19 (f)(l)	882	732
Class D, 0.4859% 10/15/19 (f)(l)	1,077	905
Class E, 0.5159% 10/15/19 (f)(l)	998	827
Class F, 0.5859% 10/15/19 (f)(l)	2,362	1,899
Class G, 0.6059% 10/15/19 (f)(l)	951	663
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1138% 12/25/33 (f)(l)	65	38
Series 2004-1:
Class A, 0.6238% 4/25/34 (f)(l)	1,071	846
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-1:
Class B, 2.1638% 4/25/34 (f)(l)	$ 120	$ 60
Class M1, 0.8238% 4/25/34 (f)(l)	96	66
Class M2, 1.4638% 4/25/34 (f)(l)	89	51
Series 2004-2:
Class A, 0.6938% 8/25/34 (f)(l)	837	662
Class M1, 0.8438% 8/25/34 (f)(l)	152	96
Series 2004-3:
Class A1, 0.6338% 1/25/35 (f)(l)	1,873	1,461
Class A2, 0.6838% 1/25/35 (f)(l)	269	175
Class M1, 0.7638% 1/25/35 (f)(l)	323	209
Class M2, 1.2638% 1/25/35 (f)(l)	163	101
Series 2005-2A:
Class A1, 0.5738% 8/25/35 (f)(l)	1,484	1,107
Class M1, 0.6938% 8/25/35 (f)(l)	78	45
Class M2, 0.7438% 8/25/35 (f)(l)	129	71
Class M3, 0.7638% 8/25/35 (f)(l)	71	36
Class M4, 0.8738% 8/25/35 (f)(l)	65	31
Series 2005-3A:
Class A1, 0.5838% 11/25/35 (f)(l)	575	428
Class A2, 0.6638% 11/25/35 (f)(l)	537	347
Class M1, 0.7038% 11/25/35 (f)(l)	115	59
Class M2, 0.7538% 11/25/35 (f)(l)	87	41
Class M3, 0.7738% 11/25/35 (f)(l)	77	35
Class M4, 0.8638% 11/25/35 (f)(l)	97	41
Series 2005-4A:
Class A2, 0.6538% 1/25/36 (f)(l)	1,335	854
Class B1, 1.6638% 1/25/36 (f)(l)	116	38
Class M1, 0.7138% 1/25/36 (f)(l)	431	224
Class M2, 0.7338% 1/25/36 (f)(l)	129	63
Class M3, 0.7638% 1/25/36 (f)(l)	189	87
Class M4, 0.8738% 1/25/36 (f)(l)	104	42
Class M5, 0.9138% 1/25/36 (f)(l)	104	40
Class M6, 0.9638% 1/25/36 (f)(l)	111	40
Series 2006-1:
Class A2, 0.6238% 4/25/36 (f)(l)	203	136
Class M1, 0.6438% 4/25/36 (f)(l)	123	62
Class M2, 0.6638% 4/25/36 (f)(l)	130	63
Class M3, 0.6838% 4/25/36 (f)(l)	112	49
Class M4, 0.7838% 4/25/36 (f)(l)	64	24
Class M5, 0.8238% 4/25/36 (f)(l)	62	24
Class M6, 0.9038% 4/25/36 (f)(l)	123	47
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class A1, 0.4938% 7/25/36 (f)(l)	$ 3,540	$ 2,735
Class A2, 0.5438% 7/25/36 (f)(l)	183	124
Class B1, 1.1338% 7/25/36 (f)(l)	116	30
Class B3, 2.9638% 7/25/36 (f)(l)	103	19
Class M1, 0.5738% 7/25/36 (f)(l)	192	91
Class M2, 0.5938% 7/25/36 (f)(l)	135	62
Class M3, 0.6138% 7/25/36 (f)(l)	112	46
Class M4, 0.6838% 7/25/36 (f)(l)	128	51
Class M5, 0.7338% 7/25/36 (f)(l)	93	33
Class M6, 0.8038% 7/25/36 (f)(l)	139	43
Series 2006-3A:
Class B1, 1.0638% 10/25/36 (f)(l)	121	24
Class B2, 1.6138% 10/25/36 (f)(l)	149	26
Class B3, 2.8638% 10/25/36 (f)(l)	143	23
Class M4, 0.6938% 10/25/36 (f)(l)	134	43
Class M5, 0.7438% 10/25/36 (f)(l)	161	45
Class M6, 0.8238% 10/25/36 (f)(l)	315	76
Series 2006-4A:
Class A1, 0.4938% 12/25/36 (f)(l)	664	493
Class A2, 0.5338% 12/25/36 (f)(l)	3,366	2,140
Class B1, 0.9638% 12/25/36 (f)(l)	167	40
Class B2, 1.5138% 12/25/36 (f)(l)	171	33
Class B3, 2.7138% 12/25/36 (f)(l)	179	20
Class M1, 0.5538% 12/25/36 (f)(l)	216	101
Class M2, 0.5738% 12/25/36 (f)(l)	144	62
Class M3, 0.6038% 12/25/36 (f)(l)	146	57
Class M4, 0.6638% 12/25/36 (f)(l)	175	62
Class M5, 0.7038% 12/25/36 (f)(l)	160	54
Class M6, 0.7838% 12/25/36 (f)(l)	144	46
Series 2007-1:
Class A2, 0.5338% 3/25/37 (f)(l)	728	459
Class B1, 0.9338% 3/25/37 (f)(l)	231	51
Class B2, 1.4138% 3/25/37 (f)(l)	168	31
Class B3, 3.6138% 3/25/37 (f)(l)	459	69
Class M1, 0.5338% 3/25/37 (f)(l)	204	92
Class M2, 0.5538% 3/25/37 (f)(l)	152	59
Class M3, 0.5838% 3/25/37 (f)(l)	202	71
Class M4, 0.6338% 3/25/37 (f)(l)	164	53
Class M5, 0.6838% 3/25/37 (f)(l)	171	49
Class M6, 0.7638% 3/25/37 (f)(l)	237	58
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class A1, 0.5338% 7/25/37 (f)(l)	$ 1,812	$ 1,268
Class A2, 0.5838% 7/25/37 (f)(l)	1,696	882
Class B1, 1.8638% 7/25/37 (f)(l)	508	76
Class B2, 2.5138% 7/25/37 (f)(l)	443	66
Class B3, 3.6138% 7/25/37 (f)(l)	497	65
Class M1, 0.6338% 7/25/37 (f)(l)	578	220
Class M2, 0.6738% 7/25/37 (f)(l)	301	90
Class M3, 0.7538% 7/25/37 (f)(l)	305	70
Class M4, 0.9138% 7/25/37 (f)(l)	634	127
Class M5, 1.0138% 7/25/37 (f)(l)	559	95
Class M6, 1.2638% 7/25/37 (f)(l)	711	110
Series 2007-3:
Class A2, 0.5538% 7/25/37 (f)(l)	725	443
Class B1, 1.2138% 7/25/37 (f)(l)	438	99
Class B2, 1.8638% 7/25/37 (f)(l)	1,125	246
Class B3, 4.2638% 7/25/37 (f)(l)	584	120
Class M1, 0.5738% 7/25/37 (f)(l)	385	173
Class M2, 0.6038% 7/25/37 (f)(l)	411	152
Class M3, 0.6338% 7/25/37 (f)(l)	661	213
Class M4, 0.7638% 7/25/37 (f)(l)	1,041	313
Class M5, 0.8638% 7/25/37 (f)(l)	528	149
Class M6, 1.0638% 7/25/37 (f)(l)	401	96
Series 2007-4A:
Class B1, 2.8138% 9/25/37 (f)(l)	247	25
Class B2, 3.7138% 9/25/37 (f)(l)	894	80
Class M1, 1.2138% 9/25/37 (f)(l)	238	64
Class M2, 1.3138% 9/25/37 (f)(l)	238	55
Class M4, 1.8638% 9/25/37 (f)(l)	606	109
Class M5, 2.0138% 9/25/37 (f)(l)	606	91
Class M6, 2.2138% 9/25/37 (f)(l)	607	73
Series 2004-1 Class IO, 1.25% 4/25/34 (f)(n)	3,393	114
Series 2007-5A Class IO, 3.047% 10/25/37 (f)(l)(n)	7,729	835
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7159% 3/15/19 (f)(l)	639	467
Class H, 0.9259% 3/15/19 (f)(l)	429	241
Class J, 1.1259% 3/15/19 (f)(l)	323	174
Series 2007-BBA8:
Class D, 0.5259% 3/15/22 (f)(l)	489	284
Class E, 0.5759% 3/15/22 (f)(l)	2,544	1,399
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2007-BBA8:
Class F, 0.6259% 3/15/22 (f)(l)	$ 1,561	$ 796
Class G, 0.6759% 3/15/22 (f)(l)	401	193
Class H, 0.8259% 3/15/22 (f)(l)	489	196
Class J, 0.9759% 3/15/22 (f)(l)	489	156
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	484	492
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,372	1,395
Series 2006-T24 Class A1, 4.905% 10/12/41 (l)	150	152
Series 2007-PW16 Class A4, 5.7172% 6/11/40 (l)	803	846
Series 2007-PW17 Class A1, 5.282% 6/11/50	585	598
Series 2007-T26 Class A1, 5.145% 1/12/45 (l)	359	368
Series 2003-PWR2 Class X2, 0.4686% 5/11/39 (f)(l)(n)	10,636	56
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,842	5,132
Series 2006-PW14 Class X2, 0.6529% 12/11/38 (f)(l)(n)	18,592	334
Series 2006-T22 Class A4, 5.4623% 4/12/38 (l)	172	190
Series 2007-PW15 Class A1, 5.016% 2/11/44	275	282
Series 2007-PW16:
Class B, 5.7172% 6/11/40 (f)(l)	220	79
Class C, 5.7172% 6/11/40 (f)(l)	183	57
Class D, 5.7172% 6/11/40 (f)(l)	183	48
Series 2007-PW18 Class X2, 0.3206% 6/11/50 (f)(l)(n)	128,162	1,643
Series 2007-T28 Class X2, 0.1751% 9/11/42 (f)(l)(n)	64,096	500
C-BASS Trust floater Series 2006-SC1 Class A, 0.5338% 5/25/36 (f)(l)	734	433
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	1,612	1,738
Class XCL, 2.1172% 5/15/35 (f)(l)(n)	17,881	499
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	60	59
Class F, 7.734% 1/15/32	298	297
Series 2000-3 Class G 6.887% 10/15/32 (f)	5,748	5,720
Series 2001-245 Class A2, 6.275% 2/12/16 (f)(l)	1,363	1,386
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5819% 8/15/21 (f)(l)	490	429
Class G, 0.6019% 8/15/21 (f)(l)	408	330
Class H, 0.6419% 8/15/21 (f)(l)	327	245
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust: - continued
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (f)	$ 2,307	$ 2,133
Series 2007-C6:
Class A1, 5.622% 12/10/49 (l)	416	424
Class A2, 5.6985% 12/10/49 (l)	1,370	1,441
Class A4, 5.6985% 12/10/49 (l)	4,549	4,841
Series 2007-FL3A Class A2, 0.4159% 4/15/22 (f)(l)	4,955	4,262
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49	232	234
Class A2A, 5.237% 12/11/49	1,221	1,256
Class A4, 5.322% 12/11/49	15,886	16,185
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,336	1,412
Class C, 5.476% 12/11/49	2,583	723
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8179% 5/15/46 (l)	1,372	1,467
Series 2006-C1 Class B, 5.359% 8/15/48	4,116	576
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5059% 4/15/17 (f)(l)	3,073	2,612
Class C, 0.5459% 4/15/17 (f)(l)	1,104	905
Class D, 0.5859% 4/15/17 (f)(l)	753	587
Class E, 0.6459% 4/15/17 (f)(l)	240	180
Class F, 0.6859% 4/15/17 (f)(l)	136	94
Class G, 0.8259% 4/15/17 (f)(l)	136	85
Class H, 0.8959% 4/15/17 (f)(l)	136	71
Class J, 1.1259% 4/15/17 (f)(l)	104	42
Series 2005-FL11:
Class C, 0.5759% 11/15/17 (f)(l)	1,381	1,270
Class D, 0.6159% 11/15/17 (f)(l)	72	65
Class E, 0.6659% 11/15/17 (f)(l)	255	222
Class F, 0.7259% 11/15/17 (f)(l)	194	159
Class G, 0.7759% 11/15/17 (f)(l)	135	94
Series 2006-FL12 Class AJ, 0.4059% 12/15/20 (f)(l)	1,955	1,623
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (l)	21	21
Series 2006-C8:
Class A3, 5.31% 12/10/46	3,910	4,074
Class A4, 5.306% 12/10/46	18,390	18,942
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
sequential payer:
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (f)	$ 2,319	$ 2,326
Series 2007-C9 Class A4, 5.8157% 12/10/49 (l)	3,036	3,286
Series 2004-LBN2 Class X2, 0.8492% 3/10/39 (f)(l)(n)	2,133	8
Series 2006-C8:
Class B, 5.44% 12/10/46	2,376	741
Class XP, 0.4814% 12/10/46 (l)(n)	11,758	173
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	7,080	7,346
Series 2006-C5:
Class A1, 5.297% 12/15/39	44	44
Class AJ, 5.373% 12/15/39	2,778	1,756
Series 2007-C2:
Class A1, 5.269% 1/15/49	27	27
Class A3, 5.542% 1/15/49 (l)	2,744	2,728
Series 2007-C3:
Class A1, 5.664% 6/15/39 (l)	9	9
Class A4, 5.7223% 6/15/39 (l)	825	819
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,809	8,341
Series 2006-C5 Class ASP, 0.6707% 12/15/39 (l)(n)	7,920	117
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)	1,242	1,240
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6259% 4/15/22 (f)(l)	4,895	1,958
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,372	1,435
Series 2002-CP5 Class A1, 4.106% 12/15/35	78	80
Series 2004-C1:
Class A3, 4.321% 1/15/37	340	345
Class A4, 4.75% 1/15/37	639	666
Series 1998-C1 Class D, 7.17% 5/17/40	77	78
Series 1999-C1 Class E, 7.8879% 9/15/41 (l)	118	118
Series 2001-CK6 Class AX, 0.8793% 8/15/36 (l)(n)	3,658	29
Series 2001-CKN5 Class AX, 1.9642% 9/15/34 (f)(l)(n)	11,012	137
Series 2003-C4 Class ASP, 0.4351% 8/15/36 (f)(l)(n)	6,979	0 *
Series 2004-C1 Class ASP, 0.9553% 1/15/37 (f)(l)(n)	66,274	322
Series 2006-C1 Class A3, 5.5486% 2/15/39 (l)	7,244	7,841
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4259% 2/15/22 (f)(l)	$ 519	$ 348
Class C:
0.4459% 2/15/22 (f)(l)	1,479	843
0.5459% 2/15/22 (f)(l)	528	243
Class F, 0.5959% 2/15/22 (f)(l)	1,056	433
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	79	80
Series 2007-C1:
Class ASP, 0.4159% 2/15/40 (l)(n)	25,686	295
Class B, 5.487% 2/15/40 (f)(l)	2,097	252
Series 2010-16 Class A1, 3% 6/25/50	6,060	6,060
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	489	495
Class G, 6.936% 3/15/33 (f)	903	903
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,821	6,830
Series 2001-1 Class X1, 1.0321% 5/15/33 (f)(l)(n)	13,190	58
Series 2004-C1 Class X2, 1.1164% 11/10/38 (f)(l)(n)	5,667	22
Series 2005-C1 Class B, 4.846% 6/10/48 (l)	392	278
Series 2007-C1 Class XP, 0.2009% 12/10/49 (l)(n)	24,513	153
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.6149% 4/10/40 (f)(l)(n)	5,754	11
Series 2004-C3 Class X2, 0.6312% 12/10/41 (l)(n)	5,061	35
Series 2005-C1 Class X2, 0.6565% 5/10/43 (l)(n)	5,452	53
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.49% 11/5/21 (f)(l)	516	382
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	379	381
Series 2007-GG11:
Class A1, 5.358% 12/10/49	1,216	1,262
Class A2, 5.597% 12/10/49	2,744	2,897
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,989	4,178
Series 2003-C2 Class XP, 0.8232% 1/5/36 (f)(l)(n)	6,876	16
Series 2005-GG3 Class XP, 0.6925% 8/10/42 (f)(l)(n)	25,414	227
Series 2006-GG7:
Class A3, 5.8883% 7/10/38 (l)	3,617	3,927
Class A4, 5.8883% 7/10/38 (l)	10,620	11,562
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (f)(n)	$ 32,616	$ 339
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5353% 6/6/20 (f)(l)	69	63
Class D, 0.5753% 6/6/20 (f)(l)	327	283
Class E, 0.6653% 6/6/20 (f)(l)	379	318
Class F, 0.7353% 6/6/20 (f)(l)	662	531
Series 2007-EOP:
Class C, 0.6153% 3/6/20 (f)(l)	1,304	1,161
Class D, 0.6653% 3/6/20 (f)(l)	8,605	7,572
Class F, 0.7753% 3/6/20 (f)(l)	107	93
Class G, 0.8153% 3/6/20 (f)(l)	54	45
Class H, 0.9453% 3/6/20 (f)(l)	600	507
Class J, 1.1453% 3/6/20 (f)(l)	860	714
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	425	442
Series 2005-GG4 Class XP, 0.7044% 7/10/39 (f)(l)(n)	25,943	309
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	2,058	2,111
Series 2007-GG10:
Class A1, 5.69% 8/10/45	151	156
Class A2, 5.778% 8/10/45	654	680
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9177% 1/15/38 (f)(l)(n)	1,675	7
Series 2004-CB8 Class X2, 1.0321% 1/12/39 (f)(l)(n)	1,674	9
Series 2006-LDP7 Class A4, 5.8735% 4/15/45 (l)	3,700	4,067
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4459% 11/15/18 (f)(l)	1,011	708
Class C, 0.4859% 11/15/18 (f)(l)	719	474
Class D, 0.5059% 11/15/18 (f)(l)	227	129
Class E, 0.5559% 11/15/18 (f)(l)	326	183
Class F, 0.6059% 11/15/18 (f)(l)	490	255
Class G, 0.6359% 11/15/18 (f)(l)	426	213
Class H, 0.7759% 11/15/18 (f)(l)	326	144
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB15 Class A3, 5.819% 6/12/43 (l)	$ 2,066	$ 2,197
Series 2006-LDP8 Class A4, 5.399% 5/15/45	874	938
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (l)	652	695
Class A3, 5.336% 5/15/47	572	596
Series 2007-CB19 Class A4, 5.7461% 2/12/49 (l)	4,812	5,047
Series 2007-CB20 Class A4, 5.794% 2/12/51	6,844	7,281
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (l)	3,852	4,028
Series 2007-LDP10 Class A1, 5.122% 1/15/49	45	45
Series 2007-LDPX Class A3, 5.412% 1/15/49	22,356	22,865
Series 2004-LDP4 Class D, 5.1488% 10/15/42 (l)	1,235	572
Series 2005-CB13 Class E, 5.3519% 1/12/43 (f)(l)	694	64
Series 2006-CB17 Class A3, 5.45% 12/12/43	391	411
Series 2007-CB19:
Class B, 5.7461% 2/12/49 (l)	117	36
Class C, 5.7461% 2/12/49 (l)	307	95
Class D, 5.7461% 2/12/49 (l)	322	95
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (l)	262	79
Class CS, 5.466% 1/15/49 (l)	113	29
Class ES, 5.541% 1/15/49 (f)(l)	709	50
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (f)	566	571
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.9499% 7/15/44 (l)	15,007	15,523
Series 1998-C1 Class D, 6.98% 2/18/30	512	515
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	243	247
Series 2001-C3 Class A1, 6.058% 6/15/20	6	6
Series 2006-C1 Class A2, 5.084% 2/15/31	597	602
Series 2006-C3 Class A1, 5.478% 3/15/32	30	30
Series 2006-C6:
Class A1, 5.23% 9/15/39	140	140
Class A2, 5.262% 9/15/39 (l)	2,394	2,456
Series 2006-C7:
Class A1, 5.279% 11/15/38	77	78
Class A2, 5.3% 11/15/38	1,509	1,556
Class A3, 5.347% 11/15/38	1,022	1,084
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C1:
Class A1, 5.391% 2/15/40 (l)	$ 143	$ 145
Class A4, 5.424% 2/15/40	8,354	8,768
Series 2007-C2 Class A3, 5.43% 2/15/40	2,501	2,576
Series 2000-C5 Class E, 7.29% 12/15/32	96	97
Series 2001-C3 Class B, 6.512% 6/15/36	2,652	2,742
Series 2001-C7 Class D, 6.514% 11/15/33	1,509	1,524
Series 2004-C2 Class XCP, 1.0459% 3/15/36 (f)(l)(n)	12,644	71
Series 2004-C4 Class A2, 4.567% 6/15/29 (l)	149	150
Series 2005-C3 Class XCP, 0.7548% 7/15/40 (l)(n)	4,247	50
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (l)(n)	7,799	127
Series 2007-C1:
Class C, 5.533% 2/15/40 (l)	3,018	669
Class D, 5.563% 2/15/40 (l)	549	98
Class E, 5.582% 2/15/40 (l)	274	42
Class XCP, 0.3203% 2/15/40 (l)(n)	3,135	37
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)	1,714	1,768
Series 2007-C7:
Class A3, 5.866% 9/15/45	4,486	4,700
Class XCP, 0.2905% 9/15/45 (l)(n)	107,683	1,179
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (f)	392	400
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5059% 9/15/21 (f)(l)	440	337
Class E, 0.5659% 9/15/21 (f)(l)	1,586	1,202
Class F, 0.6159% 9/15/21 (f)(l)	906	676
Class G, 0.6359% 9/15/21 (f)(l)	1,791	1,240
Class H, 0.6759% 9/15/21 (f)(l)	462	201
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	2,435	2,578
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	128	128
Series 2005-CIP1 Class A2, 4.96% 7/12/38	3,351	3,435
Series 2007-C1 Class A1, 4.533% 6/12/50	300	303
Series 2005-CKI1 Class A3, 5.2324% 11/12/37 (l)	2,253	2,328
Series 2005-LC1 Class F, 5.3777% 1/12/44 (f)(l)	1,194	443
Series 2006-C1 Class A2, 5.6099% 5/12/39 (l)	1,935	2,042
Series 2007-C1 Class A4, 5.826% 6/12/50 (l)	5,194	5,568
Series 2008-C1 Class A4, 5.69% 2/12/51	2,929	3,105
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4625% 12/12/49 (l)	$ 639	$ 621
sequential payer:
Series 2006-1 CLass A3, 5.4664% 2/12/39 (l)	1,460	1,534
Series 2006-4 Class ASB, 5.133% 12/12/49 (l)	1,179	1,265
Series 2007-5:
Class A1, 4.275% 8/12/48	34	34
Class A3, 5.364% 8/12/48	535	548
Class A4, 5.378% 8/12/48	55	54
Class B, 5.479% 2/12/17	4,116	725
Series 2007-6:
Class A1, 5.175% 3/12/51	72	74
Class A4, 5.485% 3/12/51 (l)	3,250	3,239
Series 2007-7 Class A4, 5.7485% 6/12/50 (l)	4,802	4,826
Series 2007-8 Class A1, 4.622% 8/12/49	259	264
Series 2006-4 Class XP, 0.6254% 12/12/49 (l)(n)	26,993	491
Series 2007-6 Class B, 5.635% 3/12/51 (l)	1,372	410
Series 2007-7 Class B, 5.75% 6/12/50	1,765	294
Series 2007-8 Class A3, 5.9564% 8/12/49 (l)	1,183	1,272
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.472% 7/15/19 (f)(l)	653	82
Class F, 0.592% 7/15/19 (f)(l)	1,321	1,202
Class G, 0.632% 7/15/19 (f)(l)	750	540
Series 2007-XCLA Class A1, 0.472% 7/17/17 (f)(l)	2,009	1,105
Series 2007-XLCA Class B, 0.772% 7/17/17 (f)(l)	1,792	125
Series 2007-XLFA:
Class C, 0.432% 10/15/20 (f)(l)	788	335
Class D, 0.462% 10/15/20 (f)(l)	529	119
Class E, 0.522% 10/15/20 (f)(l)	662	83
Class F, 0.572% 10/15/20 (f)(l)	397	40
Class G, 0.612% 10/15/20 (f)(l)	491	37
Class H, 0.702% 10/15/20 (f)(l)	309	8
Class J, 0.852% 10/15/20 (f)(l)	353	9
Class MHRO, 0.962% 10/15/20 (f)(l)	424	85
Class MJPM, 1.272% 10/15/20 (f)(l)	160	120
Class MSTR, 0.972% 10/15/20 (f)(l)	300	60
Class NHRO, 1.162% 10/15/20 (f)(l)	641	90
Class NSTR, 1.122% 10/15/20 (f)(l)	276	39
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2003-IQ5 Class X2, 0.8727% 4/15/38 (f)(l)(n)	$ 4,224	$ 35
Series 2005-IQ9 Class A3, 4.54% 7/15/56	2,037	2,110
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	238	243
Class A31, 5.439% 2/12/44 (l)	10,884	11,461
Series 2007-IQ13 Class A1, 5.05% 3/15/44	244	248
Series 2007-IQ14 Class A1, 5.38% 4/15/49	241	247
Series 2007-IQ15 Class A4, 5.8798% 6/11/49 (l)	6,250	6,591
Series 2007-T25:
Class A1, 5.391% 11/12/49	150	154
Class A2, 5.507% 11/12/49	1,349	1,473
Series 2007-T27 Class A4, 5.6487% 6/11/42 (l)	5,025	5,527
Series 2003-IQ6 Class X2, 0.5807% 12/15/41 (f)(l)(n)	8,877	65
Series 2005-IQ9 Class X2, 1.0854% 7/15/56 (f)(l)(n)	15,267	217
Series 2006-HQ10 Class X2, 0.4996% 11/12/41 (f)(l)(n)	5,821	63
Series 2006-HQ8 Class A3, 5.4379% 3/12/44 (l)	2,128	2,182
Series 2006-HQ9 Class B, 5.832% 7/12/44 (l)	2,036	1,507
Series 2006-IQ11 Class A4, 5.7685% 10/15/42 (l)	412	458
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,372	343
Series 2006-T23 Class A3, 5.8072% 8/12/41 (l)	700	755
Series 2007-HQ11 Class B, 5.538% 2/20/44 (l)	2,488	896
Series 2007-HQ12 Class A4, 5.6333% 4/12/49 (l)	7,259	7,403
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (l)	2,058	2,089
Class AAB, 5.654% 4/15/49	3,010	3,218
Class B, 5.7249% 4/15/49 (l)	337	81
Series 2007-XLC1:
Class C, 0.872% 7/17/17 (f)(l)	2,423	61
Class D, 0.972% 7/17/17 (f)(l)	1,140	29
Class E, 1.072% 7/17/17 (f)(l)	927	23
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	14	14
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	154	160
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (f)	1,166	1,189
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4759% 1/15/18 (f)(l)	$ 1,013	$ 1,007
Series 2006-WL7A:
Class E, 0.5519% 9/15/21 (f)(l)	1,377	817
Class F, 0.6119% 8/11/18 (f)(l)	1,490	622
Class G, 0.6319% 8/11/18 (f)(l)	1,411	573
Class J, 0.8719% 8/11/18 (f)(l)	314	80
Series 2007-WHL8:
Class AP1, 0.9759% 6/15/20 (f)(l)	105	58
Class AP2, 1.0759% 6/15/20 (f)(l)	175	87
Class F, 0.7559% 6/15/20 (f)(l)	3,396	849
Class LXR1, 0.9759% 6/15/20 (f)(l)	169	101
Class LXR2, 1.0759% 6/15/20 (f)(l)	2,315	1,157
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	80	80
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)	2,307	2,326
Series 2006-C27 Class A2, 5.624% 7/15/45	1,226	1,257
Series 2006-C28 Class A4, 5.572% 10/15/48	6,800	7,083
Series 2006-C29:
Class A1, 5.11% 11/15/48	361	366
Class A3, 5.313% 11/15/48	3,644	3,880
Series 2007-C30:
Class A1, 5.031% 12/15/43	94	95
Class A3, 5.246% 12/15/43	1,178	1,189
Class A4, 5.305% 12/15/43	403	402
Class A5, 5.342% 12/15/43	1,468	1,430
Series 2007-C31:
Class A1, 5.14% 4/15/47	44	44
Class A4, 5.509% 4/15/47	3,101	3,067
Series 2007-C32:
Class A2, 5.735% 6/15/49 (l)	1,646	1,713
Class A3, 5.74% 6/15/49 (l)	19,610	19,533
Series 2003-C6 Class G, 5.125% 8/15/35 (f)(l)	652	615
Series 2003-C8 Class XP, 0.1813% 11/15/35 (f)(l)(n)	2,168	2
Series 2003-C9 Class XP, 0.4499% 12/15/35 (f)(l)(n)	3,035	4
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (f)(l)	1,055	981
Class 180B, 5.3979% 10/15/41 (f)(l)	480	432
Series 2005-C19 Class B, 4.892% 5/15/44	1,372	1,122
Series 2005-C22:
Class B, 5.3598% 12/15/44 (l)	3,042	2,090
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2005-C22:
Class F, 5.3598% 12/15/44 (f)(l)	$ 2,288	$ 914
Series 2006-C29 Class E, 5.516% 11/15/48 (l)	1,372	425
Series 2007-C30:
Class C, 5.483% 12/15/43 (l)	4,116	683
Class D, 5.513% 12/15/43 (l)	2,195	188
Class XP, 0.4367% 12/15/43 (f)(l)(n)	15,802	216
Series 2007-C31 Class C, 5.6935% 4/15/47 (l)	5,657	1,199
Series 2007-C31A Class A2, 5.421% 4/15/47	1,580	1,636
Series 2007-C32:
Class D, 5.74% 6/15/49 (l)	1,031	206
Class E, 5.74% 6/15/49 (l)	1,625	278
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.902% 2/15/51 (l)	908	920
Series 2007-C33 Class B, 5.902% 2/15/51 (l)	2,307	753
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $434,582)		516,544
Municipal Securities - 0.3%

California Gen. Oblig.:
7.5% 4/1/34	7,885	8,852
7.55% 4/1/39	11,566	13,138
TOTAL MUNICIPAL SECURITIES (Cost $19,663)		21,990
Foreign Government and Government Agency Obligations - 0.0%

Brazilian Federative Republic 4.875% 1/22/21 (Cost $2,803)	2,730	2,928
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $514)	516	554
Fixed-Income Funds - 13.5%
	Shares	Value (000s)
Fidelity Mortgage Backed Securities Central Fund (m)	8,344,198	$ 885,153
Fidelity Specialized High Income Central Fund (m)	1,466,289	143,843
TOTAL FIXED-INCOME FUNDS (Cost $979,321)		1,028,996
Preferred Securities - 0.0%
	Principal Amount (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (l) (Cost $3,523)	$ 3,474	3,486
Cash Equivalents - 9.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.25%, dated 8/31/10 due 9/1/10:
(Collateralized by U.S. Government Obligations) #	$ 610,538	610,534
(Collateralized by U.S. Government Obligations) # (b)	102,126	102,125
TOTAL CASH EQUIVALENTS (Cost $712,659)		712,659
TOTAL INVESTMENT PORTFOLIO - 109.3% (Cost $7,932,254)		8,357,961
NET OTHER ASSETS (LIABILITIES) - (9.3)%		(709,714)
NET ASSETS - 100%		$ 7,648,247
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,116,000) (k)

	Sept. 2037	$ 7,019	$ (6,582)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $5,250,000) (k)	Sept. 2037	19,074	(17,884)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,302,000) (k)	Sept. 2037	4,272	(4,006)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $4,231,000) (k)	Sept. 2037	14,267	(13,378)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,754,000) (k)	Sept. 2037	7,782	(7,297)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $3,716,000) (k)	Sept. 2037	12,741	(11,947)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (j)	August 2034	609	(359)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (j)

	Oct. 2034	$ 590	$ (314)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (j)	April 2032	186	(109)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (j)	Feb. 2034	4	(3)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (j)	Oct. 2034	779	(430)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (j)	Sept. 2034	591	(472)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (j)

	Sept. 2010	$ 11,200	$ 6
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa3) (j)	March 2013	13,500	373
TOTAL CREDIT DEFAULT SWAPS		$ 92,614	$ (62,402)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.2638% with Credit Suisse First Boston	August 2040	70,000	(1,617)
Receive semi-annually a fixed rate equal to 1.165% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2013	210,000	1,559
Receive semi-annually a fixed rate equal to 2.76% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2014	60,000	4,221
TOTAL INTEREST RATE SWAPS		$ 340,000	$ 4,163
		$ 432,614	$ (58,239)
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $498,473,000 or 6.5% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) A portion of the security is subject to a forward commitment to sell.
(i) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $60,617,000.

(j) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(k) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/ performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(l) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amount in thousands)
$610,534,000 due 9/01/10 at 0.25%
Banc of America Securities LLC	$ 47,533
Bank of America NA	71,347
Barclays Capital, Inc.	142,693
Goldman, Sachs & Co.	23,782
Merrill Lynch Government Securities, Inc.	42,808
Mizuho Securities USA, Inc.	190,258
Morgan Stanley & Co., Inc.	92,113
$ 610,534
$102,125,000 due 9/01/10 at 0.25%
Deutsche Bank Securities, Inc.	$ 102,125
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 35,298
Fidelity Specialized High Income Central Fund	10,928
Total	$ 46,226
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-5 Year Central Fund	$ 135,341	$ -	$ 137,142 *	$ -	0.0%
Fidelity Mortgage Backed Securities Central Fund	897,601	35,298	85,040	885,153	12.6%
Fidelity Specialized High Income Central Fund	139,519	10,928	19,983	143,843	32.9%
Total	$ 1,172,461	$ 46,226	$ 242,165	$ 1,028,996
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,609,792	$ -	$ 1,609,792	$ -
U.S. Government and Government Agency Obligations	3,102,182	-	3,102,182	-
U.S. Government Agency - Mortgage Securities	1,103,606	-	1,103,606	-
Asset-Backed Securities	155,609	-	132,740	22,869
Collateralized Mortgage Obligations	99,615	-	92,276	7,339
Commercial Mortgage Securities	516,544	-	478,494	38,050
Municipal Securities	21,990	-	21,990	-
Foreign Government and Government Agency Obligations	2,928	-	2,928	-
Supranational Obligations	554	-	554	-
Fixed-Income Funds	1,028,996	1,028,996	-	-
Preferred Securities	3,486	-	3,486	-
Cash Equivalents	712,659	-	712,659	-
Total Investments in Securities:	$ 8,357,961	$ 1,028,996	$ 7,260,707	$ 68,258
Derivative Instruments:
Assets
Swap Agreements	$ 6,159	$ -	$ 6,159	$ -
Liabilities
Swap Agreements	$ (64,398)	$ -	$ (62,711)	$ (1,687)
Total Derivative Instruments:	$ (58,239)	$ -	$ (56,552)	$ (1,687)
Other Financial Instruments:
Forward Commitments	$ 400	$ -	$ 400	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 78,183
Total Realized Gain (Loss)	5,106
Total Unrealized Gain (Loss)	11,129
Cost of Purchases	254
Proceeds of Sales	(20,619)
Amortization/Accretion	1,433
Transfers in to Level 3	25,900
Transfers out of Level 3	(33,128)
Ending Balance	$ 68,258
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 11,878
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (1,633)
Total Unrealized Gain (Loss)	1,028
Transfers in to Level 3	(1,082)
Transfers out of Level 3	-
Ending Balance	$ (1,687)
Realized gain (loss) on Swap Agreements for the period	$ (32)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at August 31, 2010	$ 1,022

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ 379	$ (62,781)
Interest Rate Risk
Swap Agreements (a)	5,780	(1,617)
Total Value of Derivatives	$ 6,159	$ (64,398)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $488,600,000 of which $1,000, $107,986,000, $17,287,000, $179,146,000 and $184,180,000 will expire on August 31, 2013, 2014, 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2010
Assets
Investment in securities, at value (including securities loaned of $100,125 and repurchase agreements of $712,659) - See accompanying schedule: Unaffiliated issuers (cost $6,952,933)	$ 7,328,965
Fidelity Central Funds (cost $979,321)	1,028,996
Total Investments (cost $7,932,254)		$ 8,357,961
Commitment to sell securities on a delayed delivery basis	(130,729)
Receivable for securities sold on a delayed delivery basis	131,129	400
Receivable for investments sold Regular delivery		39,901
Delayed delivery		7,357
Receivable for swap agreements		13
Receivable for fund shares sold		12,773
Interest receivable		46,875
Distributions receivable from Fidelity Central Funds		3,588
Unrealized appreciation on swap agreements		6,159
Other receivables		107
Total assets		8,475,134
Liabilities
Payable for investments purchased Regular delivery	$ 20,544
Delayed delivery	625,483
Payable for swap agreements	920
Payable for fund shares redeemed	9,239
Distributions payable	1,147
Unrealized depreciation on swap agreements	64,398
Accrued management fee	1,990
Distribution and service plan fees payable	83
Other affiliated payables	851
Other payables and accrued expenses	107
Collateral on securities loaned, at value	102,125
Total liabilities		826,887

Net Assets		$ 7,648,247
Net Assets consist of:
Paid in capital		$ 7,895,852
Undistributed net investment income		15,919
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(639,218)
Net unrealized appreciation (depreciation) on investments		375,694
Net Assets		$ 7,648,247

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($172,910 ÷ 23,147 shares)	$ 7.47

Maximum offering price per share (100/96.00 of $7.47)	$ 7.78
Class T: Net Asset Value and redemption price per share ($52,861 ÷ 7,073 shares)	$ 7.47

Maximum offering price per share (100/96.00 of $7.47)	$ 7.78
Class B: Net Asset Value and offering price per share ($11,900 ÷ 1,591 shares)A	$ 7.48

Class C: Net Asset Value and offering price per share ($35,014 ÷ 4,681 shares)A	$ 7.48

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($7,345,097 ÷ 982,629 shares)	$ 7.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($30,465 ÷ 4,072 shares)	$ 7.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2010

Investment Income
Dividends		$ 246
Interest		247,254
Income from Fidelity Central Funds		46,226
Total income		293,726

Expenses
Management fee	$ 21,542
Transfer agent fees	7,011
Distribution and service plan fees	899
Fund wide operations fee	2,256
Independent trustees' compensation	25
Miscellaneous	27
Total expenses before reductions	31,760
Expense reductions	(1)	31,759
Net investment income		261,967
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	170,038
Fidelity Central Funds	7,374
Swap agreements	(2,079)
Total net realized gain (loss)		175,333
Change in net unrealized appreciation (depreciation) on: Investment securities	334,599
Swap agreements	21,448
Delayed delivery commitments	3,655
Total change in net unrealized appreciation (depreciation)		359,702
Net gain (loss)		535,035
Net increase (decrease) in net assets resulting from operations		$ 797,002

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 261,967	$ 379,232
Net realized gain (loss)	175,333	(986,405)
Change in net unrealized appreciation (depreciation)	359,702	715,000
Net increase (decrease) in net assets resulting from operations	797,002	107,827
Distributions to shareholders from net investment income	(247,482)	(394,409)
Share transactions - net increase (decrease)	891,216	(3,508,737)
Total increase (decrease) in net assets	1,440,736	(3,795,319)

Net Assets
Beginning of period	6,207,511	10,002,830
End of period (including undistributed net investment income of $15,919 and undistributed net investment income of $11,786, respectively)	$ 7,648,247	$ 6,207,511

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2010	2009	2008	2007	2006L	2006K
Selected Per-Share Data
Net asset value, beginning of period	$ 6.89	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.50
Income from Investment Operations
Net investment incomeE	.254	.303	.331	.353	.118	.298
Net realized and unrealized gain (loss)	.566	.007H	(.303)	(.161)	.092	(.206)
Total from investment operations	.820	.310	.028	.192	.210	.092
Distributions from net investment income	(.240)	(.310)	(.311)	(.352)	(.100)	(.282)
Distributions from net realized gain	-	-	(.007)	(.010)	-	(.070)
Total distributions	(.240)	(.310)	(.318)	(.362)	(.100)	(.352)
Net asset value, end of period	$ 7.47	$ 6.89	$ 6.89	$ 7.18	$ 7.35	$ 7.24
Total ReturnB,C,D	12.10%	4.89%	.36%	2.61%	2.92%	1.23%
Ratios to Average Net AssetsF,I
Expenses before reductions	.77%	.79%	.80%	.75%	.71%A	.71%
Expenses net of fee waivers, if any	.77%	.79%	.80%	.75%	.71%A	.71%
Expenses net of all reductions	.77%	.79%	.80%	.74%	.71%A	.71%
Net investment income	3.55%	4.67%	4.67%	4.83%	4.86%A	4.04%
Supplemental Data
Net assets, end of period (in millions)	$ 173	$ 145	$ 79	$ 79	$ 46	$ 37
Portfolio turnover rateG	174%M	119%J,M	231%	181%M	206%A,J	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended April 30.

L For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

M The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2010	2009	2008	2007	2006L	2006K
Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.51
Income from Investment Operations
Net investment incomeE	.252	.302	.332	.350	.116	.290
Net realized and unrealized gain (loss)	.555	.016H	(.303)	(.163)	.091	(.216)
Total from investment operations	.807	.318	.029	.187	.207	.074
Distributions from net investment income	(.237)	(.308)	(.312)	(.347)	(.097)	(.274)
Distributions from net realized gain	-	-	(.007)	(.010)	-	(.070)
Total distributions	(.237)	(.308)	(.319)	(.357)	(.097)	(.344)
Net asset value, end of period	$ 7.47	$ 6.90	$ 6.89	$ 7.18	$ 7.35	$ 7.24
Total ReturnB,C,D	11.90%	5.02%	.36%	2.54%	2.89%	.98%
Ratios to Average Net AssetsF,I
Expenses before reductions	.80%	.82%	.80%	.80%	.82%A	.83%
Expenses net of fee waivers, if any	.80%	.82%	.80%	.80%	.82%A	.83%
Expenses net of all reductions	.80%	.82%	.79%	.79%	.81%A	.83%
Net investment income	3.51%	4.65%	4.67%	4.77%	4.76%A	3.92%
Supplemental Data
Net assets, end of period (in millions)	$ 53	$ 46	$ 53	$ 68	$ 59	$ 57
Portfolio turnover rateG	174%M	119%J,M	231%	181%M	206%A,J	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended April 30.

L For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

M The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2010	2009	2008	2007	2006L	2006K
Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 6.89	$ 7.19	$ 7.36	$ 7.24	$ 7.51
Income from Investment Operations
Net investment incomeE	.201	.257	.281	.299	.099	.239
Net realized and unrealized gain (loss)	.566	.016H	(.313)	(.164)	.102	(.216)
Total from investment operations	.767	.273	(.032)	.135	.201	.023
Distributions from net investment income	(.187)	(.263)	(.261)	(.295)	(.081)	(.223)
Distributions from net realized gain	-	-	(.007)	(.010)	-	(.070)
Total distributions	(.187)	(.263)	(.268)	(.305)	(.081)	(.293)
Net asset value, end of period	$ 7.48	$ 6.90	$ 6.89	$ 7.19	$ 7.36	$ 7.24
Total ReturnB,C,D	11.26%	4.29%	(.49) %	1.83%	2.79%	.28%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.51%	1.51%	1.50%	1.50%	1.50%A	1.51%
Expenses net of fee waivers, if any	1.51%	1.51%	1.50%	1.50%	1.50%A	1.51%
Expenses net of all reductions	1.51%	1.51%	1.50%	1.50%	1.50%A	1.51%
Net investment income	2.81%	3.95%	3.96%	4.07%	4.07%A	3.24%
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 11	$ 9	$ 10	$ 9	$ 9
Portfolio turnover rateG	174%M	119%J,M	231%	181%M	206%A,J	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended April 30.

L For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

M The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2010	2009	2008	2007	2006L	2006K
Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.24	$ 7.51
Income from Investment Operations
Net investment incomeE	.200	.255	.278	.294	.097	.233
Net realized and unrealized gain (loss)	.566	.005H	(.304)	(.163)	.102	(.216)
Total from investment operations	.766	.260	(.026)	.131	.199	.017
Distributions from net investment income	(.186)	(.260)	(.257)	(.291)	(.079)	(.217)
Distributions from net realized gain	-	-	(.007)	(.010)	-	(.070)
Total distributions	(.186)	(.260)	(.264)	(.301)	(.079)	(.287)
Net asset value, end of period	$ 7.48	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.24
Total ReturnB,C,D	11.24%	4.09%	(.40)%	1.77%	2.76%	.20%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.52%	1.55%	1.55%	1.55%	1.58%A	1.60%
Expenses net of fee waivers, if any	1.52%	1.55%	1.55%	1.55%	1.58%A	1.60%
Expenses net of all reductions	1.52%	1.55%	1.55%	1.55%	1.58%A	1.60%
Net investment income	2.79%	3.91%	3.91%	4.02%	3.99%A	3.15%
Supplemental Data
Net assets, end of period (in millions)	$ 35	$ 27	$ 14	$ 17	$ 10	$ 9
Portfolio turnover rateG	174%M	119%J,M	231%	181%M	206%A,J	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended April 30.

L For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

M The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investment Grade Bond

Years ended August 31,	2010	2009	2008	2007	2006K	2006J
Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 6.89	$ 7.19	$ 7.35	$ 7.24	$ 7.50
Income from Investment Operations
Net investment incomeD	.277	.326	.356	.376	.124	.317
Net realized and unrealized gain (loss)	.556	.015G	(.313)	(.153)	.092	(.206)
Total from investment operations	.833	.341	.043	.223	.216	.111
Distributions from net investment income	(.263)	(.331)	(.336)	(.373)	(.106)	(.301)
Distributions from net realized gain	-	-	(.007)	(.010)	-	(.070)
Total distributions	(.263)	(.331)	(.343)	(.383)	(.106)	(.371)
Net asset value, end of period	$ 7.47	$ 6.90	$ 6.89	$ 7.19	$ 7.35	$ 7.24
Total ReturnB,C	12.29%	5.39%	.57%	3.05%	3.01%	1.48%
Ratios to Average Net AssetsE,H
Expenses before reductions	.45%	.46%	.45%	.45%	.45%A	.46%
Expenses net of fee waivers, if any	.45%	.46%	.45%	.45%	.45%A	.46%
Expenses net of all reductions	.45%	.46%	.44%	.44%	.45%A	.46%
Net investment income	3.86%	5.00%	5.02%	5.13%	5.12%A	4.29%
Supplemental Data
Net assets, end of period (in millions)	$ 7,345	$ 5,951	$ 9,814	$ 11,739	$ 10,141	$ 8,018
Portfolio turnover rateF	174%L	119%I,L	231%	181%L	206%A,I	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J For the period ended April 30.

K For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2010	2009	2008	2007	2006K	2006J
Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.25	$ 7.51
Income from Investment Operations
Net investment incomeD	.274	.322	.353	.374	.124	.313
Net realized and unrealized gain (loss)	.565	.005G	(.303)	(.163)	.091	(.205)
Total from investment operations	.839	.327	.050	.211	.215	.108
Distributions from net investment income	(.259)	(.327)	(.333)	(.371)	(.105)	(.298)
Distributions from net realized gain	-	-	(.007)	(.010)	-	(.070)
Total distributions	(.259)	(.327)	(.340)	(.381)	(.105)	(.368)
Net asset value, end of period	$ 7.48	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.25
Total ReturnB,C	12.38%	5.16%	.66%	2.88%	2.99%	1.44%
Ratios to Average Net AssetsE,H
Expenses before reductions	.50%	.53%	.50%	.48%	.49%A	.50%
Expenses net of fee waivers, if any	.50%	.53%	.50%	.48%	.49%A	.50%
Expenses net of all reductions	.50%	.53%	.49%	.47%	.49%A	.50%
Net investment income	3.82%	4.94%	4.97%	5.10%	5.07%A	4.25%
Supplemental Data
Net assets, end of period (in millions)	$ 30	$ 27	$ 34	$ 41	$ 29	$ 26
Portfolio turnover rate F	174%L	119%I,L	231%	181%L	206%A,I	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J For the period ended April 30.

K For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Investment Grade Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities with an emphasis on lower-quality debt securities.	Repurchase Agreements Restricted Securities Loans & Direct Instruments

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, partnerships (including allocations from Fidelity Central Fund), deferred trustees compensation, financing transactions, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 355,175
Gross unrealized depreciation	(70,981)
Net unrealized appreciation (depreciation)	$ 284,194

Tax Cost	$ 8,073,767

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 6,705
Capital loss carryforward	$ (488,600)
Net unrealized appreciation (depreciation)	$ 233,100
The tax character of distributions paid was as follows:

	August 31, 2010	August 31, 2009
Ordinary Income	$ 247,482	$ 394,409

4. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement

Annual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (12,608)	$ 18,664
Interest Rate Risk
Swap Agreements	10,529	2,784
Totals (a)	$ (2,079)	$ 21,448

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Swap Agreements - continued

the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss may include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Annual Report

5. Derivative Instruments - continued

Credit Default Swaps - continued

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the sellers and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the sellers amounted to $92,614 representing 1.21% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities, including the Fixed-Income Central Funds, other than short-term securities, U.S. government securities and liquidations executed in-kind from Affiliated Central Funds, aggregated $845,147 and $1,573,168, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under the expense contract, FMR pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 378	$ 5
Class T	0%	.25%	117	2
Class B	.65%	.25%	101	75
Class C	.75%	.25%	303	90
			$ 899	$ 172

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% for certain purchases of Class A shares (.75% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20
Class T	3
Class B*	19
Class C*	8
$ 50

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 254.17
Class T	93.20
Class B	29.26
Class C	53.17
Investment Grade Bond	6,543.10
Institutional Class	39.15
	$ 7,011

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Other Affiliated Transactions. On September 25, 2009, the Fidelity Corporate Bond 1-5 Year Central Fund ("1-5 Year"), a Fidelity Central Fund in which the Fund was invested, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board. Under the plan, 1-5 Year distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $137,142 in return for 1,323 shares of 1-5 Year. Because 1-5 Year was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $65.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

Annual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2010	2009
From net investment income
Class A	$ 5,063	$ 5,369
Class T	1,546	2,156
Class B	292	385
Class C	783	714
Investment Grade Bond	238,838	384,500
Institutional Class	960	1,285
Total	$ 247,482	$ 394,409

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2010	2009	2010	2009
Class A
Shares sold	9,628	12,007	$ 69,206	$ 77,884
Issued in exchange for shares of Capital One Total Return Bond Fund	-	5,452	-	33,750
Reinvestment of distributions	439	589	3,155	3,815
Shares redeemed	(7,903)	(8,595)	(56,412)	(56,322)
Net increase (decrease)	2,164	9,453	$ 15,949	$ 59,127
Class T
Shares sold	2,791	2,526	$ 20,026	$ 16,379
Reinvestment of distributions	197	317	1,416	2,049
Shares redeemed	(2,638)	(3,788)	(18,750)	(24,703)
Net increase (decrease)	350	(945)	$ 2,692	$ (6,275)
Class B
Shares sold	693	866	$ 4,986	$ 5,609
Reinvestment of distributions	31	46	222	299
Shares redeemed	(735)	(629)	(5,261)	(4,088)
Net increase (decrease)	(11)	283	$ (53)	$ 1,820
Class C
Shares sold	2,029	2,885	$ 14,572	$ 18,675
Reinvestment of distributions	82	82	591	536
Shares redeemed	(1,356)	(1,039)	(9,700)	(6,752)
Net increase (decrease)	755	1,928	$ 5,463	$ 12,459

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

12. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2010	2009	2010	2009
Investment Grade Bond
Shares sold	332,220	391,488	$ 2,382,429	$ 2,540,236
Reinvestment of distributions	31,428	55,275	225,823	356,433
Shares redeemed	(243,762)	(1,008,022)	(1,742,304)	(6,466,380)
Net increase (decrease)	119,886	(561,259)	$ 865,948	$ (3,569,711)
Institutional Class
Shares sold	2,015	1,621	$ 14,647	$ 10,522
Reinvestment of distributions	111	166	796	1,078
Shares redeemed	(1,978)	(2,764)	(14,226)	(17,757)
Net increase (decrease)	148	(977)	$ 1,217	$ (6,157)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

15. Merger Information.

On November 21, 2008, the Fund acquired all of the assets and assumed all of the liabilities (other than any deferred, accrued or prepaid expenses) of Capital One Total Return Bond Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on June 19, 2008. The acquisition was accomplished by an exchange of 5,452 shares of Class A of the Fund for 3,655 shares then outstanding (value at $9.23 per share) of Capital One Total Return Bond Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Capital One Total Return Bond Fund's net assets were combined with the Fund's net assets of $8,459,080 for total net assets after the acquisition of $8,492,830.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Fixed-Income Trust) at August 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Investment Grade Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 21, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 16.66% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $155,721,078 of distributions paid during the period January 1, 2010 to August 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIGB-UANN-1010
1.784723.108

(Fidelity Investment logo)(registered trademark)
Fidelity AdvisorSM
Investment Grade Bond
Fund - Institutional Class

Annual Report

August 31, 2010

Institutional Class is a
class of Fidelity® Investment
Grade Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2010	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	12.38%	4.59%	5.77%

A The initial offering of Institutional Class shares took place on August 27, 2002. Returns prior to August 27, 2002 are those of Fidelity Investment Grade Bond Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity AdvisorSM Investment Grade Bond Fund - Institutional Class on August 31, 2000. The chart shows how the value of the investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period. The initial offering of Institutional Class took place on August 27, 2002. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable bonds generated strong results during the 12-month period ending August 31, 2010, as evidenced by the 9.18% advance of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade debt universe. Riskier segments of the market fared best overall, led by corporate bonds and asset-backed securities (ABS). These sectors were big beneficiaries of robust demand from investors seeking attractively priced, higher-yielding investments amid signs of economic stabilization during much of the period. The Barclays Capital U.S. Credit Bond Index rose 12.87% and the Barclays Capital U.S. Fixed-Rate ABS Index returned 10.53%. The Barclays Capital U.S. Treasury Bond Index advanced 8.13%, with most of the gain coming in the second half of the period. That's when investors began to return to the relative safety of U.S. government bonds, as the economic outlook became less certain and worries about inflation receded. Elsewhere, mortgage-backed securities (MBS), bolstered largely by government purchase programs, increased 6.97%, as measured by the Barclays Capital U.S. MBS Index. Government-backed agency securities lagged the broader MBS market, with the Barclays Capital U.S. Agency Bond Index gaining 5.82%. Agency securities initially were constrained by investors' diminished appetite for bonds with lower perceived credit risk, but later were helped by the Federal Reserve's purchases of agency debt.

Comments from Jeffrey Moore, Portfolio Manager of Fidelity AdvisorSM Investment Grade Bond Fund: For the year, the fund's Class A, Class T, Class B and Class C shares rose 12.10%, 11.90%, 11.26% and 11.24%, respectively (excluding sales charges), solidly outpacing the Barclays Capital U.S. Aggregate Bond Index. Early in the year, investors remained highly risk averse. As the period progressed, however, risk tolerance increased markedly, and yield spreads - the premium paid to an investor for owning non-Treasuries - narrowed, boosting returns. The portfolio was very effectively positioned for this market environment. I had a significant overweighting in corporate bonds, on average, where good positioning in financials helped the most. CMBS (commercial mortgage-backed securities) also did quite well. The vast majority of my CMBS holdings were rated AAA, the highest-credit-quality bonds available. Third, the fund was helped by security selection among U.S. government bonds - including an out-of-benchmark stake in TIPS (Treasury Inflation-Protected Securities) - and an overall underweighting in this weak-performing category, along with shifting from an underweighting to an overweighting in Treasuries around mid-period. Lastly, the fund benefited from its underexposure to residential mortgage bonds, which lagged.

Comments from Jeffrey Moore, Portfolio Manager of Fidelity AdvisorSM Investment Grade Bond Fund: For the year, the fund's Institutional Class shares rose 12.38%, solidly outpacing the Barclays Capital U.S. Aggregate Bond Index. Early in the year, investors remained highly risk averse. As the period progressed, however, risk tolerance increased markedly, and yield spreads - the premium paid to an investor for owning non-Treasuries - narrowed, boosting returns. The portfolio was very effectively positioned for this market environment. I had a significant overweighting in corporate bonds, on average, where good positioning in financials helped the most. CMBS (commercial mortgage-backed securities) also did quite well. The vast majority of my CMBS holdings were rated AAA, the highest-credit-quality bonds available. Third, the fund was helped by security selection among U.S. government bonds - including an out-of-benchmark stake in TIPS (Treasury Inflation-Protected Securities) - and an overall underweighting in this weak-performing category, along with shifting from an underweighting to an overweighting in Treasuries around mid-period. Lastly, the fund benefited from its underexposure to residential mortgage bonds, which lagged.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Class A	.76%
Actual		$ 1,000.00	$ 1,062.00	$ 3.95
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class T	.80%
Actual		$ 1,000.00	$ 1,060.30	$ 4.15
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08
Class B	1.50%
Actual		$ 1,000.00	$ 1,058.00	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
Class C	1.51%
Actual		$ 1,000.00	$ 1,057.90	$ 7.83
HypotheticalA		$ 1,000.00	$ 1,017.59	$ 7.68
Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 1,062.20	$ 2.34
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.49%
Actual		$ 1,000.00	$ 1,061.90	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.74	$ 2.50

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
U.S. Government and U.S. Government Agency Obligations 71.2%	U.S. Government and U.S. Government Agency Obligations 62.4%
AAA 6.8%	AAA 8.4%
AA 2.8%	AA 2.9%
A 7.8%	A 9.0%
BBB 11.8%	BBB 15.4%
BB and Below 4.0%	BB and Below 4.6%
Not Rated 0.1%	Not Rated 0.0%
Equities 0.1%	Equities 0.0%
Short-Term Investments and Net Other Assets† (4.6)%	Short-Term Investments and Net Other Assets† (2.7)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Weighted Average Maturity as of August 31, 2010
6 months ago
Years	6.3	6.3

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of August 31, 2010
6 months ago
Years	4.7	4.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2010*		As of February 28, 2010**
	Corporate Bonds 22.8%		Corporate Bonds 27.6%
	U.S. Government and U.S. Government Agency Obligations 71.2%		U.S. Government and U.S. Government Agency Obligations 62.4%
	Asset-Backed Securities 2.0%		Asset-Backed Securities 2.9%
	CMOs and Other Mortgage Related Securities 8.1%		CMOs and Other Mortgage Related Securities 9.3%
	Municipal Bonds 0.3%		Municipal Bonds 0.3%
	Other Investments 0.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets† (4.6)%		Short-Term Investments and Net Other Assets† (2.7)%
* Foreign investments	3.8%	** Foreign investments	6.4%
* Futures and Swaps	2.9%	** Futures and Swaps	4.4%

†Short-Term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity, as applicable.

Annual Report

Investments August 31, 2010

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp. 5.875% 3/15/11	$ 2,059	$ 2,114
Diversified Consumer Services - 0.1%
Cornell University 5.45% 2/1/19	4,133	4,904
Household Durables - 0.2%
Fortune Brands, Inc.:
5.375% 1/15/16	2,000	2,180
5.875% 1/15/36	1,636	1,659
6.375% 6/15/14	9,540	10,800
		14,639
Media - 1.4%
Comcast Corp.:
4.95% 6/15/16	9,366	10,352
5.7% 5/15/18	8,000	9,112
6.55% 7/1/39	6,000	6,958
Discovery Communications LLC:
3.7% 6/1/15	4,740	4,986
6.35% 6/1/40	4,333	4,911
Liberty Media Corp. 8.25% 2/1/30	11,272	10,708
NBC Universal, Inc.:
3.65% 4/30/15 (f)	5,180	5,433
5.15% 4/30/20 (f)	6,847	7,376
6.4% 4/30/40 (f)	5,621	6,312
News America Holdings, Inc. 7.75% 12/1/45	3,549	4,627
News America, Inc. 6.15% 3/1/37	3,755	4,127
Time Warner Cable, Inc. 5.85% 5/1/17	11,782	13,441
Time Warner, Inc. 6.2% 3/15/40	12,050	13,284
Viacom, Inc.:
6.125% 10/5/17	2,626	3,080
6.75% 10/5/37	5,000	5,942
		110,649
Multiline Retail - 0.1%
Target Corp. 3.875% 7/15/20	5,104	5,354
TOTAL CONSUMER DISCRETIONARY		137,660
CONSUMER STAPLES - 1.2%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 11/15/14 (f)	5,675	6,360
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Diageo Capital PLC 5.2% 1/30/13	$ 1,782	$ 1,945
FBG Finance Ltd. 5.125% 6/15/15 (f)	6,502	7,178
		15,483
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (l)	8,461	7,763
Food Products - 0.4%
Kraft Foods, Inc.:
5.375% 2/10/20	6,374	7,089
5.625% 11/1/11	2,298	2,421
6.25% 6/1/12	3,588	3,898
6.5% 8/11/17	5,912	7,059
6.875% 2/1/38	6,627	8,193
		28,660
Tobacco - 0.5%
Altria Group, Inc.:
9.25% 8/6/19	6,587	8,638
9.7% 11/10/18	6,979	9,237
Reynolds American, Inc.:
6.75% 6/15/17	8,966	10,057
7.25% 6/15/37	13,188	14,049
		41,981
TOTAL CONSUMER STAPLES		93,887
ENERGY - 1.8%
Energy Equipment & Services - 0.2%
DCP Midstream LLC 5.35% 3/15/20 (f)	6,231	6,726
Weatherford International Ltd.:
5.15% 3/15/13	1,223	1,309
9.625% 3/1/19	4,130	5,422
		13,457
Oil, Gas & Consumable Fuels - 1.6%
Anadarko Petroleum Corp. 6.375% 9/15/17	6,411	6,344
Apache Corp. 5.1% 9/1/40	6,062	6,271
Canadian Natural Resources Ltd. 5.9% 2/1/18	1,670	1,941
Cenovus Energy, Inc. 6.75% 11/15/39	2,502	3,074
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (f)	223	225
Duke Energy Field Services 6.875% 2/1/11	1,383	1,416
EnCana Corp. 6.3% 11/1/11	2,854	3,015
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kinder Morgan Energy Partners LP 6.55% 9/15/40	$ 2,205	$ 2,466
Motiva Enterprises LLC:
5.75% 1/15/20 (f)	2,462	2,833
6.85% 1/15/40 (f)	9,240	11,489
Nakilat, Inc. 6.067% 12/31/33 (f)	7,325	8,058
Nexen, Inc. 5.05% 11/20/13	3,969	4,304
Pemex Project Funding Master Trust 1.1363% 12/3/12 (f)(l)	7,003	6,959
Petro-Canada 6.05% 5/15/18	2,460	2,868
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	16,475	17,659
6.875% 1/20/40	17,995	19,750
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (f)	3,501	3,686
5.5% 9/30/14 (f)	4,894	5,408
6.75% 9/30/19 (f)	3,203	3,821
Suncor Energy, Inc. 6.1% 6/1/18	7,564	8,835
TransCanada PipeLines Ltd. 3.4% 6/1/15	1,806	1,908
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,389	2,801
		125,131
TOTAL ENERGY		138,588
FINANCIALS - 11.2%
Capital Markets - 2.0%
Goldman Sachs Group, Inc.:
3.7% 8/1/15	4,364	4,418
5.95% 1/18/18	6,036	6,536
6.15% 4/1/18	5,599	6,117
6.75% 10/1/37	5,714	5,850
7.5% 2/15/19	3,514	4,101
Janus Capital Group, Inc. 6.125% 9/15/11 (d)	3,420	3,460
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,280	2,200
JPMorgan Chase Capital XX 6.55% 9/29/36	21,862	21,794
Lazard Group LLC:
6.85% 6/15/17	3,087	3,286
7.125% 5/15/15	9,694	10,447
Merrill Lynch & Co., Inc. 6.875% 4/25/18	18,880	20,786
Morgan Stanley:
0.8299% 1/9/14 (l)	21,982	20,508
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
4.1% 1/26/15	$ 6,270	$ 6,399
6% 5/13/14	8,475	9,238
6.625% 4/1/18	10,000	10,993
7.3% 5/13/19	5,986	6,808
UBS AG Stamford Branch 3.875% 1/15/15	10,400	10,746
		153,687
Commercial Banks - 1.7%
American Express Centurion Bank 5.2% 11/26/10	697	704
Bank of America NA:
5.3% 3/15/17	7,685	7,874
6% 10/15/36	4,808	4,897
BB&T Capital Trust IV 6.82% 6/12/77 (l)	731	709
Credit Suisse (Guernsey) Ltd. 5.86% (l)	7,977	7,299
Credit Suisse New York Branch 6% 2/15/18	10,531	11,485
DBS Bank Ltd. (Singapore) 0.5963% 5/16/17 (f)(l)	1,901	1,840
Discover Bank:
7% 4/15/20	3,177	3,399
8.7% 11/18/19	7,448	8,801
Export-Import Bank of Korea 5.25% 2/10/14 (f)	4,263	4,637
Fifth Third Bancorp:
4.5% 6/1/18	2,107	2,083
8.25% 3/1/38	2,988	3,562
HBOS PLC 6.75% 5/21/18 (f)	3,829	3,745
HSBC Holdings PLC:
0.7336% 10/6/16 (l)	907	867
6.5% 9/15/37	2,956	3,415
JPMorgan Chase Bank 6% 10/1/17	7,500	8,461
KeyBank NA:
5.8% 7/1/14	5,229	5,709
6.95% 2/1/28	1,344	1,441
KeyBank NA, Cleveland 5.45% 3/3/16	2,744	2,931
Korea Development Bank 5.75% 9/10/13	4,034	4,409
Manufacturers & Traders Trust Co. 2.033% 4/1/13 (f)(l)	572	562
Marshall & Ilsley Bank:
4.85% 6/16/15	2,862	2,718
5% 1/17/17	3,648	3,460
5.25% 9/4/12	2,120	2,152
PNC Funding Corp.:
0.615% 1/31/12 (l)	888	885
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
PNC Funding Corp.: - continued
3.625% 2/8/15	$ 1,941	$ 2,040
Regions Bank 6.45% 6/26/37	7,146	6,315
Regions Financial Corp.:
5.75% 6/15/15	1,371	1,393
7.75% 11/10/14	5,895	6,358
Sovereign Bank 2.1756% 8/1/13 (l)	1,297	1,223
Standard Chartered Bank 6.4% 9/26/17 (f)	4,086	4,576
Wachovia Corp.:
0.6363% 4/23/12 (l)	151	150
4.875% 2/15/14	1,057	1,124
Wells Fargo & Co. 3.75% 10/1/14	7,790	8,210
		129,434
Consumer Finance - 0.3%
Capital One Bank USA NA 8.8% 7/15/19	2,806	3,556
Capital One Financial Corp. 5.7% 9/15/11	3,508	3,652
Discover Financial Services 10.25% 7/15/19	4,737	5,966
Household Finance Corp. 6.375% 10/15/11	1,155	1,220
HSBC Finance Corp. 5.25% 1/14/11	818	831
SLM Corp.:
0.7278% 10/25/11 (l)	2,316	2,203
0.7371% 3/15/11 (l)	667	660
0.7978% 1/27/14 (l)	1,322	1,079
5% 10/1/13	490	462
		19,629
Diversified Financial Services - 1.8%
Bank of America Corp. 5.75% 12/1/17	11,468	12,141
BP Capital Markets PLC 3.625% 5/8/14	6,337	6,289
Citigroup, Inc.:
5.375% 8/9/20	10,000	10,100
5.5% 4/11/13	25,084	26,633
6.125% 11/21/17	3,500	3,783
6.125% 5/15/18	18,795	20,292
6.5% 1/18/11	532	543
6.5% 8/19/13	1,650	1,805
JPMorgan Chase & Co.:
4.891% 9/1/15 (l)	2,465	2,452
4.95% 3/25/20	11,136	11,774
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	$ 7,691	$ 7,508
5.35% 4/15/12 (f)	1,917	1,967
5.5% 1/15/14 (f)	5,645	5,707
Teachers Insurance & Annuity Association of America 6.85% 12/16/39 (f)	7,300	9,165
TECO Finance, Inc.:
4% 3/15/16	1,803	1,886
5.15% 3/15/20	2,590	2,830
7% 5/1/12	3,093	3,348
Volkswagen International Finance NV 4% 8/12/20 (f)	3,813	3,948
ZFS Finance USA Trust II 6.45% 12/15/65 (f)(l)	4,425	4,071
ZFS Finance USA Trust IV 5.875% 5/9/62 (f)(l)	1,161	1,040
ZFS Finance USA Trust V 6.5% 5/9/67 (f)(l)	2,033	1,840
		139,122
Insurance - 1.9%
Allstate Corp. 6.2% 5/16/14	7,535	8,756
Assurant, Inc. 5.625% 2/15/14	5,039	5,377
Axis Capital Holdings Ltd. 5.75% 12/1/14	7,868	8,446
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(l)	13,028	12,311
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (f)	9,346	10,187
10.75% 6/15/88 (f)(l)	5,039	5,606
Lincoln National Corp. 7% 5/17/66 (l)	1,423	1,295
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (f)	6,576	9,363
MetLife, Inc.:
5.875% 2/6/41	2,120	2,319
6.125% 12/1/11	535	566
6.75% 6/1/16	5,620	6,622
Metropolitan Life Global Funding I:
5.125% 11/9/11 (f)	4,449	4,640
5.125% 4/10/13 (f)	7,041	7,670
5.125% 6/10/14 (f)	4,961	5,497
Monumental Global Funding II 5.65% 7/14/11 (f)	4,763	4,892
New York Life Global Funding 4.65% 5/9/13 (f)	5,732	6,212
New York Life Insurance Co. 6.75% 11/15/39 (f)	3,220	4,115
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)	3,480	4,112
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Pacific Life Global Funding 5.15% 4/15/13 (f)	$ 5,929	$ 6,378
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	7,366	9,497
Prudential Financial, Inc.:
4.75% 9/17/15	9,207	9,876
7.375% 6/15/19	2,170	2,641
Symetra Financial Corp. 6.125% 4/1/16 (f)	6,139	6,332
		142,710
Real Estate Investment Trusts - 0.9%
AvalonBay Communities, Inc.:
5.5% 1/15/12	965	1,018
6.125% 11/1/12	1,454	1,595
Camden Property Trust:
5.375% 12/15/13	2,278	2,454
5.875% 11/30/12	861	924
Developers Diversified Realty Corp.:
5.25% 4/15/11	5,471	5,487
5.375% 10/15/12	4,528	4,522
7.5% 4/1/17	3,286	3,308
9.625% 3/15/16	4,996	5,519
Duke Realty LP:
4.625% 5/15/13	397	412
5.875% 8/15/12	716	752
Equity One, Inc.:
6% 9/15/17	4,072	4,195
6.25% 12/15/14	3,586	3,841
6.25% 1/15/17	2,676	2,799
Federal Realty Investment Trust:
5.4% 12/1/13	3,291	3,574
5.9% 4/1/20	1,740	1,940
6% 7/15/12	1,979	2,123
6.2% 1/15/17	1,522	1,720
HRPT Properties Trust:
5.75% 11/1/15	1,726	1,827
6.65% 1/15/18	3,860	4,140
UDR, Inc. 5.5% 4/1/14	7,998	8,553
United Dominion Realty Trust, Inc. 5.25% 1/15/15	2,175	2,297
Washington (REIT) 5.95% 6/15/11	6,334	6,520
		69,520
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 2.1%
AMB Property LP:
5.9% 8/15/13	$ 5,685	$ 6,060
6.3% 6/1/13	5,773	6,275
BioMed Realty LP 6.125% 4/15/20 (f)	2,345	2,534
Brandywine Operating Partnership LP:
5.625% 12/15/10	13,759	13,894
5.7% 5/1/17	810	821
5.75% 4/1/12	3,996	4,128
Colonial Properties Trust:
4.8% 4/1/11	481	477
5.5% 10/1/15	7,511	7,297
6.875% 8/15/12	2,950	3,046
Colonial Realty LP 6.05% 9/1/16	5,558	5,376
Digital Realty Trust LP 4.5% 7/15/15 (f)	3,342	3,384
Duke Realty LP:
5.4% 8/15/14	6,434	6,784
5.5% 3/1/16	6,313	6,636
5.625% 8/15/11	4,377	4,473
5.95% 2/15/17	1,925	2,064
6.25% 5/15/13	4,720	5,101
6.5% 1/15/18	6,346	6,944
ERP Operating LP:
4.75% 7/15/20	4,679	4,898
5.5% 10/1/12	7,592	8,192
6.625% 3/15/12	1,392	1,496
Liberty Property LP:
5.5% 12/15/16	3,957	4,263
6.375% 8/15/12	2,724	2,925
6.625% 10/1/17	4,247	4,860
Mack-Cali Realty LP 7.75% 2/15/11	1,739	1,781
Post Apartment Homes LP 6.3% 6/1/13	6,854	7,401
Reckson Operating Partnership LP:
5.15% 1/15/11	1,820	1,824
6% 3/31/16	1,534	1,493
Regency Centers LP 6.75% 1/15/12	7,337	7,719
Simon Property Group LP:
4.2% 2/1/15	2,530	2,704
5.1% 6/15/15	3,937	4,398
6.75% 2/1/40	4,075	4,867
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
6.125% 6/1/20	$ 2,993	$ 3,294
6.15% 11/15/15	10,742	11,874
		159,283
Thrifts & Mortgage Finance - 0.5%
Bank of America Corp.:
3.7% 9/1/15	6,185	6,173
5.65% 5/1/18	18,622	19,363
6.5% 8/1/16	6,800	7,600
First Niagara Financial Group, Inc. 6.75% 3/19/20	5,118	5,618
Independence Community Bank Corp. 2.353% 4/1/14 (l)	3,116	2,998
		41,752
TOTAL FINANCIALS		855,137
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Express Scripts, Inc.:
5.25% 6/15/12	5,308	5,663
6.25% 6/15/14	1,951	2,249
		7,912
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.4% 12/15/11 (f)	521	551
Airlines - 0.5%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	254	256
Continental Airlines, Inc.:
6.545% 8/2/20	1,541	1,564
6.795% 2/2/20	648	622
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	7,194	7,391
7.57% 11/18/10	13,914	14,053
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	3,440	3,256
8.36% 7/20/20	10,742	10,726
		37,868
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (l)	$ 3,739	$ 3,664
TOTAL INDUSTRIALS		42,083
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	5,883	6,582
6.55% 10/1/17	3,033	3,547
		10,129
MATERIALS - 0.4%
Chemicals - 0.2%
Dow Chemical Co. 7.6% 5/15/14	16,321	19,028
Metals & Mining - 0.2%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (f)	5,241	5,781
Rio Tinto Finance (USA) Ltd. 5.875% 7/15/13	7,171	7,982
		13,763
TOTAL MATERIALS		32,791
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.:
6.3% 1/15/38	19,696	22,601
6.8% 5/15/36	10,394	12,526
BellSouth Capital Funding Corp. 7.875% 2/15/30	6,382	8,067
British Telecommunications PLC 9.375% 12/15/10 (d)	1,934	1,977
CenturyTel, Inc. 7.6% 9/15/39	4,874	4,749
Deutsche Telekom International Financial BV 5.875% 8/20/13	6,186	6,881
France Telecom SA 7.75% 3/1/11 (d)	2,706	2,801
Sprint Capital Corp.:
6.875% 11/15/28	6,238	5,209
7.625% 1/30/11	5,123	5,213
Telecom Italia Capital SA:
4.875% 10/1/10	3,277	3,288
4.95% 9/30/14	6,637	6,977
5.25% 10/1/15	3,019	3,214
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Emisiones SAU:
5.855% 2/4/13	$ 1,612	$ 1,754
5.877% 7/15/19	2,416	2,741
6.221% 7/3/17	1,964	2,238
Verizon Communications, Inc. 6.1% 4/15/18	7,542	8,890
		99,126
Wireless Telecommunication Services - 0.5%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	6,274	6,778
5.875% 10/1/19	7,883	8,849
6.35% 3/15/40	2,469	2,725
Sprint Nextel Corp. 6% 12/1/16	12,603	11,768
Vodafone Group PLC 5.5% 6/15/11	3,420	3,544
		33,664
TOTAL TELECOMMUNICATION SERVICES		132,790
UTILITIES - 2.1%
Electric Utilities - 1.0%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	6,779	7,401
Commonwealth Edison Co. 5.4% 12/15/11	8,675	9,145
EDP Finance BV 6% 2/2/18 (f)	14,961	14,983
Mid-American Energy Co. 5.65% 7/15/12	942	1,016
Oncor Electric Delivery Co. 6.375% 5/1/12	20,436	22,035
Pennsylvania Electric Co. 6.05% 9/1/17	6,168	6,983
PPL Capital Funding, Inc. 6.7% 3/30/67 (l)	9,216	8,640
Progress Energy, Inc. 6% 12/1/39	3,794	4,345
		74,548
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (f)	3,626	3,994
Texas Eastern Transmission Corp. 7.3% 12/1/10	3,228	3,278
		7,272
Independent Power Producers & Energy Traders - 0.4%
Duke Capital LLC 5.668% 8/15/14	7,906	8,805
Exelon Generation Co. LLC 5.35% 1/15/14	6,631	7,297
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
PPL Energy Supply LLC:
6.2% 5/15/16	$ 3,175	$ 3,608
6.5% 5/1/18	6,705	7,671
		27,381
Multi-Utilities - 0.6%
Consolidated Edison Co. of New York, Inc.:
Series 2000 B, 7.5% 9/1/10	377	377
5.7% 6/15/40	2,520	2,879
7.5% 9/1/10	475	475
Dominion Resources, Inc.:
6.3% 9/30/66 (l)	2,051	1,928
7.5% 6/30/66 (l)	4,578	4,670
DTE Energy Co. 7.05% 6/1/11	3,168	3,308
KeySpan Corp. 7.625% 11/15/10	212	215
National Grid PLC 6.3% 8/1/16	8,354	9,794
NiSource Finance Corp.:
5.4% 7/15/14	1,746	1,909
5.45% 9/15/20	1,831	1,962
6.4% 3/15/18	5,675	6,517
7.875% 11/15/10	1,421	1,439
San Diego Gas & Electric Co. 4.5% 8/15/40	4,981	5,043
Wisconsin Energy Corp. 6.25% 5/15/67 (l)	9,628	9,098
		49,614
TOTAL UTILITIES		158,815
TOTAL NONCONVERTIBLE BONDS (Cost $1,495,099)		1,609,792
U.S. Government and Government Agency Obligations - 40.6%

U.S. Government Agency Obligations - 0.3%
Tennessee Valley Authority 5.25% 9/15/39	19,500	23,250
U.S. Treasury Inflation Protected Obligations - 4.1%
U.S. Treasury Inflation-Indexed Notes:
1.375% 1/15/20	254,253	265,847
2.125% 2/15/40	42,699	48,188
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		314,035
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 36.2%
U.S. Treasury Bonds:
4.375% 11/15/39	$ 100,910	$ 116,488
4.375% 5/15/40	208,514	240,996
U.S. Treasury Notes:
0.75% 8/15/13 (e)	130,000	130,163
1.75% 4/15/13	908,660	935,077
2.375% 9/30/14	105,000	110,480
2.625% 7/31/14 (i)	712,335	756,689
2.75% 10/31/13 (i)	394,918	419,539
3.625% 2/15/20	50,380	55,465
TOTAL U.S. TREASURY OBLIGATIONS		2,764,897
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,958,072)		3,102,182
U.S. Government Agency - Mortgage Securities - 14.4%

Fannie Mae - 11.9%
2.593% 6/1/36 (l)	236	247
2.647% 5/1/35 (l)	10,259	10,782
2.949% 2/1/35 (l)	4,386	4,622
3.319% 9/1/35 (l)	4,237	4,424
3.378% 10/1/34 (l)	8,007	8,412
3.407% 10/1/37 (l)	12,373	12,942
3.5% 9/1/25 (g)(h)	4,000	4,147
3.5% 9/1/25 (g)(h)	4,000	4,147
3.5% 9/1/25 (g)	22,000	22,809
3.5% 10/1/25 (g)	4,000	4,130
3.5% 10/1/25 (g)	4,000	4,130
3.549% 8/1/35 (l)	1,361	1,417
4% 9/1/25 (g)	14,000	14,702
4% 9/1/25 (g)	20,000	21,003
4% 9/1/25 (g)	15,000	15,752
4% 8/1/39	7,844	8,133
4.248% 7/1/37 (l)	698	735
4.5% 6/1/25 to 8/1/40 (g)	70,484	74,258
4.5% 9/1/25 (g)	6,000	6,348
4.5% 9/1/40 (g)	12,900	13,548
4.5% 9/1/40 (g)	66,000	69,315
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 4/1/18 to 6/1/40	$ 73,011	$ 78,116
5% 9/1/25 (g)(h)	3,000	3,190
5% 9/1/25 (g)	21,000	22,331
5% 8/1/40	380	404
5% 8/1/40	660	701
5% 9/1/40 (g)	26,000	27,611
5% 9/1/40 (g)	10,700	11,363
5% 9/1/40 (g)	38,000	40,354
5% 9/1/40	2,390	2,540
5% 9/1/40	600	638
5.5% 12/1/30 to 3/1/40	89,822	96,753
5.5% 9/1/40 (g)(h)	162,000	173,201
6% 7/1/21 to 9/1/39 (g)	64,524	70,315
6% 9/1/40 (g)(h)	3,000	3,230
6% 9/1/40 (g)	15,000	16,151
6.5% 5/1/31 to 9/1/38	16,395	18,158
6.5% 9/1/40 (g)	2,000	2,177
6.5% 9/1/40 (g)	32,000	34,835
TOTAL FANNIE MAE		908,071
Freddie Mac - 1.1%
2.601% 4/1/35 (l)	7,141	7,489
2.661% 4/1/35 (l)	8,897	9,351
2.77% 8/1/35 (l)	8,072	8,463
3.069% 1/1/36 (l)	2,595	2,730
3.141% 10/1/34 (l)	4,371	4,572
3.374% 7/1/35 (l)	2,593	2,688
4.5% 7/1/25 to 4/1/40	4,429	4,691
5% 9/1/39 to 6/1/40	8,746	9,396
5.416% 10/1/35 (l)	309	327
6% 7/1/37	250	271
6% 9/1/40 (g)	20,400	21,927
6.5% 10/1/37 to 1/1/39	12,975	14,108
TOTAL FREDDIE MAC		86,013
Ginnie Mae - 1.4%
4% 9/1/40 (g)	12,000	12,490
4% 9/1/40 (g)	16,000	16,669
4% 9/1/40 (g)	2,000	2,084
4% 9/1/40 (g)	1,800	1,875
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4.5% 3/15/39 to 4/15/40	$ 12,751	$ 13,580
4.5% 9/1/40 (g)	27,000	28,637
4.5% 9/1/40 (g)(h)	8,000	8,485
4.5% 10/1/40 (g)	8,000	8,456
5.5% 12/20/28 to 12/15/38	15,864	17,246
TOTAL GINNIE MAE		109,522
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,083,483)		1,103,606
Asset-Backed Securities - 2.0%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7338% 4/25/35 (l)	1,444	829
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0138% 3/25/34 (l)	94	90
Class M2, 1.9138% 3/25/34 (l)	275	179
Series 2005-HE2 Class M2, 0.7138% 4/25/35 (l)	154	137
Series 2006-HE2 Class M3, 0.6038% 5/25/36 (l)	16	1
Series 2006-OP1:
Class M4, 0.6338% 4/25/36 (l)	135	5
Class M5, 0.6538% 4/25/36 (l)	34	0 *
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2963% 9/20/13 (l)	296	294
Series 2006-C1 Class C1, 0.7463% 10/20/14 (l)	82	15
Series 2007-A4 Class A4, 0.2963% 4/22/13 (l)	263	262
Series 2007-D1 Class D, 1.6663% 1/22/13 (f)(l)	6,136	0
Airspeed Ltd. Series 2007-1A Class C1, 2.7759% 6/15/32 (f)(l)	6,122	2,236
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (f)	2,720	2,776
Class A4, 3% 10/15/15 (f)	2,700	2,823
Ally Master Owner Trust:
Series 2010-1 Class A, 2.0259% 1/15/15 (f)(l)	13,880	14,147
Series 2010-2 Class A, 4.25% 4/15/17 (f)	8,030	8,471
Series 2010-3 Class A, 2.88% 4/15/15 (f)	6,200	6,368
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	84	84
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1:
Class D, 5.62% 9/8/14	$ 812	$ 815
Class E, 6.96% 3/8/16 (f)	3,214	3,080
Series 2007-2M Class A3, 5.22% 6/8/12	34	34
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9638% 12/25/33 (l)	84	60
Series 2004-R2 Class M3, 0.8138% 4/25/34 (l)	122	13
Series 2005-R2 Class M1, 0.7138% 4/25/35 (l)	1,638	1,270
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7188% 3/25/34 (l)	38	26
Series 2004-W7 Class M1, 0.8138% 5/25/34 (l)	1,012	458
Series 2006-W4 Class A2C, 0.4238% 5/25/36 (l)	1,152	397
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0888% 4/25/34 (l)	2,117	1,272
Series 2006-HE2 Class M1, 0.6338% 3/25/36 (l)	149	11
Axon Financial Funding Ltd. 1.1336% 4/4/17 (c)(f)(l)	5,160	0 *
Bank of America Auto Trust:
Series 2009-1A Class A4, 3.52% 6/15/16 (f)	5,300	5,559
Series 2009-2A Class A3, 2.13% 9/15/13 (f)	4,300	4,356
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.2883% 12/1/41 (l)	598	597
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5483% 12/26/24 (l)	1,740	1,653
C-BASS Trust Series 2006-CB7 Class A2, 0.3238% 10/25/36 (l)	205	202
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	1,009	1,015
Class C, 5.31% 6/15/12	930	945
Series 2007-1 Class C, 5.38% 11/15/12	331	346
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7163% 7/20/39 (f)(l)	363	73
Class B, 1.0163% 7/20/39 (f)(l)	355	18
Class C, 1.3663% 7/20/39 (f)(l)	456	9
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	670	689
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5638% 7/25/36 (l)	905	93
Series 2006-NC2 Class M7, 1.1138% 6/25/36 (l)	572	23
Series 2006-NC3 Class M10, 2.2638% 8/25/36 (f)(l)	855	40
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Carrington Mortgage Loan Trust: - continued
Series 2006-NC4 Class M1, 0.5638% 10/25/36 (l)	$ 127	$ 16
Series 2006-RFC1 Class M9, 2.1338% 5/25/36 (l)	251	15
Series 2007-RFC1 Class A3, 0.4038% 12/25/36 (l)	1,429	544
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4463% 5/20/17 (f)(l)	115	103
Series 2005-1A Class A1, 4.67% 5/20/17 (f)	259	262
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5338% 5/25/37 (l)	607	27
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3238% 6/25/47 (l)	58	56
Series 2007-4 Class A1A, 0.4488% 9/25/37 (l)	362	337
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	1,666	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.5972% 3/25/32 (l)	76	32
Series 2004-3 Class M4, 1.2338% 4/25/34 (l)	126	46
Series 2004-4 Class M2, 1.0588% 6/25/34 (l)	467	245
Series 2005-3 Class MV1, 0.6838% 8/25/35 (l)	966	909
Series 2005-AB1 Class A2, 0.4738% 8/25/35 (l)	146	143
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (f)	431	438
Series 2007-C Class A3, 5.43% 5/15/12 (f)	36	36
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (f)	3,272	3,047
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7759% 5/28/35 (l)	31	23
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4388% 8/25/34 (l)	231	105
Series 2006-3 Class 2A3, 0.4238% 11/25/36 (l)	4,467	1,601
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0888% 3/25/34 (l)	18	5
Series 2005-FF9 Class A3, 0.5438% 10/25/35 (l)	2,714	2,540
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (f)	3,428	3,525
Series 2006-C:
Class B, 5.3% 6/15/12	409	423
Class D, 6.89% 5/15/13 (f)	2,428	2,523
Series 2007-A Class D, 7.05% 12/15/13 (f)	1,378	1,458
Series 2009-D:
Class A3, 2.17% 10/15/13	3,400	3,451
Class A4, 2.98% 8/15/14	3,000	3,129
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8259% 6/15/13 (l)	$ 612	$ 603
Series 2010-1 Class A, 1.9259% 12/15/14 (f)(l)	12,300	12,570
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	41	41
Series 2007-1:
Class A4, 5.03% 2/16/15	278	278
Class C, 5.43% 2/16/15	350	345
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7538% 1/25/35 (l)	752	261
Class M4, 0.9438% 1/25/35 (l)	289	32
Series 2006-D Class M1, 0.4938% 11/25/36 (l)	184	6
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6975% 2/25/47 (f)(l)	2,174	1,484
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)	1,530	1,224
GE Business Loan Trust:
Series 2003-1 Class A, 0.7059% 4/15/31 (f)(l)	218	192
Series 2006-2A:
Class A, 0.4559% 11/15/34 (f)(l)	1,541	1,240
Class B, 0.5559% 11/15/34 (f)(l)	558	335
Class C, 0.6559% 11/15/34 (f)(l)	924	370
Class D, 1.0259% 11/15/34 (f)(l)	352	85
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4259% 9/15/17 (l)	751	740
Goal Capital Funding Trust Series 2007-1 Class C1, 0.9383% 6/25/42 (l)	421	340
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	31	32
Class C, 5.74% 12/15/14	66	67
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (f)(l)	369	89
Class M1, 0.9138% 6/25/34 (l)	2,042	1,267
Series 2007-HE1 Class M1, 0.5138% 3/25/47 (l)	827	50
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6138% 4/25/36 (l)	161	4
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3438% 5/25/30 (f)(l)	518	135
Series 2006-3:
Class B, 0.6638% 9/25/46 (f)(l)	519	104
Class C, 0.8138% 9/25/46 (f)(l)	1,211	182
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5838% 8/25/33 (l)	$ 261	$ 166
Series 2003-3 Class M1, 1.5538% 8/25/33 (l)	644	446
Series 2003-5 Class A2, 0.9638% 12/25/33 (l)	26	15
Series 2005-5 Class 2A2, 0.5138% 11/25/35 (l)	118	116
Series 2006-1 Class 2A3, 0.4888% 4/25/36 (l)	1,328	1,279
Series 2006-8 Class 2A1, 0.3138% 3/25/37 (l)	6	5
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5563% 3/20/36 (l)	638	488
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4538% 1/25/37 (l)	1,144	355
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	3,440	3,493
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5638% 7/25/36 (l)	116	5
Series 2007-CH1:
Class AV4, 0.3938% 11/25/36 (l)	1,144	870
Class MV1, 0.4938% 11/25/36 (l)	928	519
Series 2007-CH3 Class M1, 0.5638% 3/25/37 (l)	326	18
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.8672% 12/27/29 (l)	661	550
Series 2006-A Class 2C, 1.6872% 3/27/42 (l)	2,011	310
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	1,585	1,613
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3438% 6/25/34 (l)	125	85
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)	17	16
Class C, 5.691% 10/20/28 (f)	8	6
Class D, 6.01% 10/20/28 (f)	91	72
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5238% 10/25/36 (l)	410	25
Series 2007-HE1 Class M1, 0.5638% 5/25/37 (l)	622	34
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0138% 7/25/34 (l)	110	47
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	122	124
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9138% 7/25/34 (l)	408	314
Series 2006-FM1 Class A2B, 0.3738% 4/25/37 (l)	1,690	1,465
Series 2006-MLN1 Class A2A, 0.3338% 7/25/37 (l)	15	14
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Investors Trust: - continued
Series 2006-OPT1 Class A1A, 0.5238% 6/25/35 (l)	$ 2,232	$ 1,575
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6038% 8/25/34 (l)	45	30
Series 2004-NC8 Class M6, 1.5138% 9/25/34 (l)	133	65
Series 2005-NC1 Class M1, 0.7038% 1/25/35 (l)	317	163
Series 2005-NC2 Class B1, 1.4338% 3/25/35 (l)	331	39
Series 2007-HE2 Class M1, 0.5138% 1/25/37 (l)	150	4
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (n)	2,736	391
Series 2006-1 Class AIO, 5.5% 4/25/11 (n)	235	6
Series 2006-2 Class AIO, 6% 8/25/11 (n)	132	6
Series 2006-3 Class AIO, 7.1% 1/25/12 (n)	212	16
Series 2006-4:
Class A1, 0.2938% 3/25/25 (l)	350	345
Class AIO, 6.35% 2/27/12 (n)	673	57
Class D, 1.3638% 5/25/32 (l)	1,537	22
Series 2007-1 Class AIO, 7.27% 4/25/12 (n)	905	97
Series 2007-2 Class AIO, 6.7% 7/25/12 (n)	769	90
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7738% 9/25/35 (l)	1,132	466
Series 2005-D Class M2, 0.7338% 2/25/36 (l)	538	69
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3838% 3/25/36 (l)	30	30
Ocala Funding LLC Series 2006-1A Class A, 1.6663% 3/20/11 (c)(f)(l)	933	345
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3538% 5/25/37 (l)	67	65
Series 2007-6 Class 2A1, 0.3238% 7/25/37 (l)	125	120
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5138% 9/25/34 (l)	422	182
Class M4, 1.7138% 9/25/34 (l)	542	86
Series 2005-WCH1:
Class M2, 0.7838% 1/25/36 (l)	1,624	1,374
Class M3, 0.8238% 1/25/36 (l)	379	243
Class M4, 1.0938% 1/25/36 (l)	1,171	368
Series 2005-WHQ2:
Class M7, 1.5138% 5/25/35 (l)	1,440	21
Class M9, 2.1438% 5/25/35 (l)	231	1
Providian Master Note Trust Series 2006-C1A Class C1, 0.8259% 3/15/15 (f)(l)	2,416	2,406
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4938% 12/25/36 (l)	$ 407	$ 16
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3338% 2/25/37 (l)	81	79
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0638% 4/25/33 (l)	4	3
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0588% 3/25/35 (l)	1,326	870
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9838% 1/25/36 (l)	54	2
Series 2006-FR4 Class A2A, 0.3438% 8/25/36 (l)	28	13
Series 2007-NC1 Class A2A, 0.3138% 12/25/36 (l)	11	11
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4881% 3/20/19 (f)(l)	646	602
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4871% 6/15/33 (l)	1,009	61
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (f)	374	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4138% 9/25/34 (l)	59	14
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3538% 6/25/37 (l)	2,040	1,691
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)	576	579
Swift Master Auto Receivables Trust Series 2007-2 Class A, 0.9259% 10/15/12 (l)	1,632	1,630
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1238% 9/25/34 (l)	23	14
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0936% 4/6/42 (f)(l)	1,705	85
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	475	486
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (f)	55	56
Series 2006-2A:
Class B, 5.29% 6/20/12 (f)	219	220
Class D, 5.54% 12/20/12 (f)	332	337
Class E, 7.05% 5/20/14 (f)	3,929	4,001
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	704	0
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7759% 8/15/15 (f)(l)	6,423	6,365
Series 2007-A4A Class A4, 5.2% 10/15/14 (f)	6,931	6,968
Series 2007-A5A Class A5, 1.0259% 10/15/14 (f)(l)	1,020	1,020
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(f)	$ 6	$ 0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2978% 10/25/44 (f)(l)	1,419	468
TOTAL ASSET-BACKED SECURITIES (Cost $156,032)		155,609
Collateralized Mortgage Obligations - 1.3%

Private Sponsor - 1.3%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.9575% 4/12/56 (f)(l)	1,133	680
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6987% 4/10/49 (l)	1,123	272
Class C, 5.6987% 4/10/49 (l)	2,997	505
Class D, 5.6987% 4/10/49 (l)	1,500	223
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (f)	5,934	6,020
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.6145% 1/25/34 (l)	1,217	1,089
Series 2004-1 Class 2A2, 3.6636% 10/25/34 (l)	1,303	1,159
Series 2004-A Class 2A2, 3.5151% 2/25/34 (l)	166	146
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (l)	96	84
Class 2A2, 3.0586% 3/25/34 (l)	765	698
Series 2004-D Class 2A2, 2.9566% 5/25/34 (l)	1,162	1,081
Series 2004-G Class 2A7, 3.195% 8/25/34 (l)	1,030	896
Series 2004-H Class 2A1, 3.7091% 9/25/34 (l)	940	822
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (f)(l)(n)	35,279	2,752
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5438% 1/25/35 (l)	1,828	1,437
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4276% 10/12/41 (f)(l)(n)	2,579	29
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.2363% 2/25/37 (l)	1,136	1,088
Series 2007-A2 Class 2A1, 3.4095% 7/25/37 (l)	1,342	1,281
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0914% 12/10/49 (l)	1,372	1,465
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 2.7498% 8/25/34 (l)	1,062	988
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Citigroup Mortgage Loan Trust Series 2004-UST1: - continued
Class A4, 2.489% 8/25/34 (l)	$ 937	$ 889
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (l)	1,533	307
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7759% 7/16/34 (f)(l)	1,372	1,338
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6638% 5/25/33 (l)	11	11
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.8818% 11/25/34 (l)	1,343	1,295
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3566% 11/19/37 (l)	45	44
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.9962% 10/25/34 (l)	1,178	1,117
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.6847% 10/18/54 (f)(l)	2,627	2,570
Class C2, 0.9947% 10/18/54 (f)(l)	881	851
Class M2, 0.7747% 10/18/54 (f)(l)	1,509	1,454
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.8155% 11/20/56 (f)(l)	2,144	2,025
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.9975% 10/11/41 (f)(l)	2,469	2,432
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8163% 12/20/54 (l)	117	51
Series 2006-1A Class C2, 0.8663% 12/20/54 (f)(l)	5,059	2,226
Series 2006-2 Class C1, 0.7363% 12/20/54 (l)	4,271	1,901
Series 2006-3 Class C2, 0.7663% 12/20/54 (l)	890	402
Series 2006-4:
Class B1, 0.3563% 12/20/54 (l)	3,376	2,515
Class C1, 0.6463% 12/20/54 (l)	2,064	908
Class M1, 0.4363% 12/20/54 (l)	889	573
Series 2007-1:
Class 1C1, 0.5663% 12/20/54 (l)	1,688	751
Class 1M1, 0.4163% 12/20/54 (l)	1,120	717
Class 2C1, 0.6963% 12/20/54 (l)	768	342
Class 2M1, 0.5163% 12/20/54 (l)	1,438	920
Series 2007-2 Class 2C1, 0.7019% 12/17/54 (l)	1,992	867
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9713% 1/20/44 (l)	341	188
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 3.1041% 4/25/35 (l)	$ 481	$ 414
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4866% 5/19/35 (l)	305	192
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (l)	2,602	2,776
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9219% 8/25/36 (l)	1,633	1,388
Series 2004-A3 Class 4A1, 4.2862% 7/25/34 (l)	1,448	1,404
Series 2006-A2 Class 5A1, 3.3347% 11/25/33 (l)	1,319	1,236
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	617	665
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4738% 5/25/47 (l)	896	562
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4938% 10/25/36 (l)	311	1
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4338% 2/25/37 (l)	1,450	967
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.446% 6/15/22 (f)(l)	190	163
Class C, 0.466% 6/15/22 (f)(l)	1,173	997
Class D, 0.476% 6/15/22 (f)(l)	452	375
Class E, 0.486% 6/15/22 (f)(l)	722	548
Class F, 0.516% 6/15/22 (f)(l)	1,196	849
Class G, 0.586% 6/15/22 (f)(l)	271	184
Class H, 0.606% 6/15/22 (f)(l)	542	341
Class J, 0.646% 6/15/22 (f)(l)	633	335
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.8028% 8/25/34 (l)	1,512	1,435
Series 2005-A2 Class A7, 2.8016% 2/25/35 (l)	1,191	1,097
Series 2006-A6 Class A4, 3.5975% 10/25/33 (l)	1,018	911
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5538% 7/25/35 (l)	1,957	1,543
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5638% 3/25/37 (l)	2,252	155
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.9% 10/25/35 (l)	3,440	2,907
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6434% 7/10/35 (f)(l)	1,348	750
Class B6, 3.1434% 7/10/35 (f)(l)	1,787	873
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	$ 680	$ 688
Series 2004-SL3 Class A1, 7% 8/25/16	44	43
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7138% 6/25/33 (f)(l)	337	267
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)	194	194
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.1948% 7/20/34 (l)	32	17
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3532% 4/25/33 (l)	450	436
Series 2003-20 Class 1A1, 5.5% 7/25/33	401	410
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5288% 9/25/36 (l)	2,597	1,482
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.8215% 8/25/33 (l)	764	727
Series 2005-AR3 Class A2, 2.727% 3/25/35 (l)	2,000	1,752
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 2.9891% 11/25/34 (l)	2,188	2,089
Series 2005-AR12 Class 2A6, 2.9082% 7/25/35 (l)	2,594	2,414
Series 2005-AR2 Class 2A2, 2.8765% 3/25/35 (l)	1,761	1,630
Series 2005-AR3 Class 2A1, 2.9468% 3/25/35 (l)	1,473	1,329
Series 2006-AR8 Class 3A1, 5.2162% 4/25/36 (l)	15,165	13,660
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $86,503)		99,615
Commercial Mortgage Securities - 6.8%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8128% 2/14/43 (l)	1,009	1,097
Class A3, 6.8628% 2/14/43 (l)	1,089	1,182
Class A6, 7.1828% 2/14/43 (l)	1,605	1,716
Class PS1, 1.387% 2/14/43 (l)(n)	4,219	124
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7202% 5/10/45 (l)	1,602	1,724
Series 2006-3 Class A4, 5.889% 7/10/44 (l)	8,540	9,087
Series 2006-4 Class A1, 5.363% 7/10/46 (l)	83	83
Series 2006-5 Class A1, 5.185% 9/10/47	37	37
Series 2006-6 Class A3, 5.369% 10/10/45	2,744	2,862
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-2 Class A1, 5.421% 4/10/49	$ 113	$ 117
Series 2007-4 Class A3, 5.811% 2/10/51 (l)	1,368	1,474
Series 2006-6 Class E, 5.619% 10/10/45 (f)	793	145
Series 2007-3:
Class A3, 5.6578% 6/10/49 (l)	2,291	2,455
Class A4, 5.6578% 6/10/49 (l)	2,860	2,878
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	3,005	3,130
Series 2004-2:
Class A3, 4.05% 11/10/38	1,513	1,533
Class A4, 4.153% 11/10/38	1,740	1,799
Series 2004-4 Class A3, 4.128% 7/10/42	86	86
Series 2005-1 Class A3, 4.877% 11/10/42	2,262	2,273
Series 2006-1 Class A1, 5.219% 9/10/45 (l)	278	279
Series 2001-3 Class H, 6.562% 4/11/37 (f)	767	759
Series 2001-PB1:
Class J, 7.166% 5/11/35 (f)	343	330
Class K, 6.15% 5/11/35 (f)	638	575
Series 2003-2 Class XP, 0.307% 3/11/41 (f)(l)(n)	9,253	6
Series 2005-3 Series A3B, 5.09% 7/10/43 (l)	4,262	4,555
Series 2005-6 Class A3, 5.1778% 9/10/47 (l)	2,470	2,552
Series 2007-1 Class B, 5.543% 1/15/49	826	271
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5859% 3/15/22 (f)(l)	589	483
Class D, 0.6359% 3/15/22 (f)(l)	597	466
Class E, 0.6759% 3/15/22 (f)(l)	493	370
Class F, 0.7459% 3/15/22 (f)(l)	489	342
Class G, 0.8059% 3/15/22 (f)(l)	317	206
Series 2006-BIX1:
Class C, 0.4559% 10/15/19 (f)(l)	882	732
Class D, 0.4859% 10/15/19 (f)(l)	1,077	905
Class E, 0.5159% 10/15/19 (f)(l)	998	827
Class F, 0.5859% 10/15/19 (f)(l)	2,362	1,899
Class G, 0.6059% 10/15/19 (f)(l)	951	663
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1138% 12/25/33 (f)(l)	65	38
Series 2004-1:
Class A, 0.6238% 4/25/34 (f)(l)	1,071	846
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-1:
Class B, 2.1638% 4/25/34 (f)(l)	$ 120	$ 60
Class M1, 0.8238% 4/25/34 (f)(l)	96	66
Class M2, 1.4638% 4/25/34 (f)(l)	89	51
Series 2004-2:
Class A, 0.6938% 8/25/34 (f)(l)	837	662
Class M1, 0.8438% 8/25/34 (f)(l)	152	96
Series 2004-3:
Class A1, 0.6338% 1/25/35 (f)(l)	1,873	1,461
Class A2, 0.6838% 1/25/35 (f)(l)	269	175
Class M1, 0.7638% 1/25/35 (f)(l)	323	209
Class M2, 1.2638% 1/25/35 (f)(l)	163	101
Series 2005-2A:
Class A1, 0.5738% 8/25/35 (f)(l)	1,484	1,107
Class M1, 0.6938% 8/25/35 (f)(l)	78	45
Class M2, 0.7438% 8/25/35 (f)(l)	129	71
Class M3, 0.7638% 8/25/35 (f)(l)	71	36
Class M4, 0.8738% 8/25/35 (f)(l)	65	31
Series 2005-3A:
Class A1, 0.5838% 11/25/35 (f)(l)	575	428
Class A2, 0.6638% 11/25/35 (f)(l)	537	347
Class M1, 0.7038% 11/25/35 (f)(l)	115	59
Class M2, 0.7538% 11/25/35 (f)(l)	87	41
Class M3, 0.7738% 11/25/35 (f)(l)	77	35
Class M4, 0.8638% 11/25/35 (f)(l)	97	41
Series 2005-4A:
Class A2, 0.6538% 1/25/36 (f)(l)	1,335	854
Class B1, 1.6638% 1/25/36 (f)(l)	116	38
Class M1, 0.7138% 1/25/36 (f)(l)	431	224
Class M2, 0.7338% 1/25/36 (f)(l)	129	63
Class M3, 0.7638% 1/25/36 (f)(l)	189	87
Class M4, 0.8738% 1/25/36 (f)(l)	104	42
Class M5, 0.9138% 1/25/36 (f)(l)	104	40
Class M6, 0.9638% 1/25/36 (f)(l)	111	40
Series 2006-1:
Class A2, 0.6238% 4/25/36 (f)(l)	203	136
Class M1, 0.6438% 4/25/36 (f)(l)	123	62
Class M2, 0.6638% 4/25/36 (f)(l)	130	63
Class M3, 0.6838% 4/25/36 (f)(l)	112	49
Class M4, 0.7838% 4/25/36 (f)(l)	64	24
Class M5, 0.8238% 4/25/36 (f)(l)	62	24
Class M6, 0.9038% 4/25/36 (f)(l)	123	47
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class A1, 0.4938% 7/25/36 (f)(l)	$ 3,540	$ 2,735
Class A2, 0.5438% 7/25/36 (f)(l)	183	124
Class B1, 1.1338% 7/25/36 (f)(l)	116	30
Class B3, 2.9638% 7/25/36 (f)(l)	103	19
Class M1, 0.5738% 7/25/36 (f)(l)	192	91
Class M2, 0.5938% 7/25/36 (f)(l)	135	62
Class M3, 0.6138% 7/25/36 (f)(l)	112	46
Class M4, 0.6838% 7/25/36 (f)(l)	128	51
Class M5, 0.7338% 7/25/36 (f)(l)	93	33
Class M6, 0.8038% 7/25/36 (f)(l)	139	43
Series 2006-3A:
Class B1, 1.0638% 10/25/36 (f)(l)	121	24
Class B2, 1.6138% 10/25/36 (f)(l)	149	26
Class B3, 2.8638% 10/25/36 (f)(l)	143	23
Class M4, 0.6938% 10/25/36 (f)(l)	134	43
Class M5, 0.7438% 10/25/36 (f)(l)	161	45
Class M6, 0.8238% 10/25/36 (f)(l)	315	76
Series 2006-4A:
Class A1, 0.4938% 12/25/36 (f)(l)	664	493
Class A2, 0.5338% 12/25/36 (f)(l)	3,366	2,140
Class B1, 0.9638% 12/25/36 (f)(l)	167	40
Class B2, 1.5138% 12/25/36 (f)(l)	171	33
Class B3, 2.7138% 12/25/36 (f)(l)	179	20
Class M1, 0.5538% 12/25/36 (f)(l)	216	101
Class M2, 0.5738% 12/25/36 (f)(l)	144	62
Class M3, 0.6038% 12/25/36 (f)(l)	146	57
Class M4, 0.6638% 12/25/36 (f)(l)	175	62
Class M5, 0.7038% 12/25/36 (f)(l)	160	54
Class M6, 0.7838% 12/25/36 (f)(l)	144	46
Series 2007-1:
Class A2, 0.5338% 3/25/37 (f)(l)	728	459
Class B1, 0.9338% 3/25/37 (f)(l)	231	51
Class B2, 1.4138% 3/25/37 (f)(l)	168	31
Class B3, 3.6138% 3/25/37 (f)(l)	459	69
Class M1, 0.5338% 3/25/37 (f)(l)	204	92
Class M2, 0.5538% 3/25/37 (f)(l)	152	59
Class M3, 0.5838% 3/25/37 (f)(l)	202	71
Class M4, 0.6338% 3/25/37 (f)(l)	164	53
Class M5, 0.6838% 3/25/37 (f)(l)	171	49
Class M6, 0.7638% 3/25/37 (f)(l)	237	58
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class A1, 0.5338% 7/25/37 (f)(l)	$ 1,812	$ 1,268
Class A2, 0.5838% 7/25/37 (f)(l)	1,696	882
Class B1, 1.8638% 7/25/37 (f)(l)	508	76
Class B2, 2.5138% 7/25/37 (f)(l)	443	66
Class B3, 3.6138% 7/25/37 (f)(l)	497	65
Class M1, 0.6338% 7/25/37 (f)(l)	578	220
Class M2, 0.6738% 7/25/37 (f)(l)	301	90
Class M3, 0.7538% 7/25/37 (f)(l)	305	70
Class M4, 0.9138% 7/25/37 (f)(l)	634	127
Class M5, 1.0138% 7/25/37 (f)(l)	559	95
Class M6, 1.2638% 7/25/37 (f)(l)	711	110
Series 2007-3:
Class A2, 0.5538% 7/25/37 (f)(l)	725	443
Class B1, 1.2138% 7/25/37 (f)(l)	438	99
Class B2, 1.8638% 7/25/37 (f)(l)	1,125	246
Class B3, 4.2638% 7/25/37 (f)(l)	584	120
Class M1, 0.5738% 7/25/37 (f)(l)	385	173
Class M2, 0.6038% 7/25/37 (f)(l)	411	152
Class M3, 0.6338% 7/25/37 (f)(l)	661	213
Class M4, 0.7638% 7/25/37 (f)(l)	1,041	313
Class M5, 0.8638% 7/25/37 (f)(l)	528	149
Class M6, 1.0638% 7/25/37 (f)(l)	401	96
Series 2007-4A:
Class B1, 2.8138% 9/25/37 (f)(l)	247	25
Class B2, 3.7138% 9/25/37 (f)(l)	894	80
Class M1, 1.2138% 9/25/37 (f)(l)	238	64
Class M2, 1.3138% 9/25/37 (f)(l)	238	55
Class M4, 1.8638% 9/25/37 (f)(l)	606	109
Class M5, 2.0138% 9/25/37 (f)(l)	606	91
Class M6, 2.2138% 9/25/37 (f)(l)	607	73
Series 2004-1 Class IO, 1.25% 4/25/34 (f)(n)	3,393	114
Series 2007-5A Class IO, 3.047% 10/25/37 (f)(l)(n)	7,729	835
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7159% 3/15/19 (f)(l)	639	467
Class H, 0.9259% 3/15/19 (f)(l)	429	241
Class J, 1.1259% 3/15/19 (f)(l)	323	174
Series 2007-BBA8:
Class D, 0.5259% 3/15/22 (f)(l)	489	284
Class E, 0.5759% 3/15/22 (f)(l)	2,544	1,399
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2007-BBA8:
Class F, 0.6259% 3/15/22 (f)(l)	$ 1,561	$ 796
Class G, 0.6759% 3/15/22 (f)(l)	401	193
Class H, 0.8259% 3/15/22 (f)(l)	489	196
Class J, 0.9759% 3/15/22 (f)(l)	489	156
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	484	492
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,372	1,395
Series 2006-T24 Class A1, 4.905% 10/12/41 (l)	150	152
Series 2007-PW16 Class A4, 5.7172% 6/11/40 (l)	803	846
Series 2007-PW17 Class A1, 5.282% 6/11/50	585	598
Series 2007-T26 Class A1, 5.145% 1/12/45 (l)	359	368
Series 2003-PWR2 Class X2, 0.4686% 5/11/39 (f)(l)(n)	10,636	56
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,842	5,132
Series 2006-PW14 Class X2, 0.6529% 12/11/38 (f)(l)(n)	18,592	334
Series 2006-T22 Class A4, 5.4623% 4/12/38 (l)	172	190
Series 2007-PW15 Class A1, 5.016% 2/11/44	275	282
Series 2007-PW16:
Class B, 5.7172% 6/11/40 (f)(l)	220	79
Class C, 5.7172% 6/11/40 (f)(l)	183	57
Class D, 5.7172% 6/11/40 (f)(l)	183	48
Series 2007-PW18 Class X2, 0.3206% 6/11/50 (f)(l)(n)	128,162	1,643
Series 2007-T28 Class X2, 0.1751% 9/11/42 (f)(l)(n)	64,096	500
C-BASS Trust floater Series 2006-SC1 Class A, 0.5338% 5/25/36 (f)(l)	734	433
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	1,612	1,738
Class XCL, 2.1172% 5/15/35 (f)(l)(n)	17,881	499
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	60	59
Class F, 7.734% 1/15/32	298	297
Series 2000-3 Class G 6.887% 10/15/32 (f)	5,748	5,720
Series 2001-245 Class A2, 6.275% 2/12/16 (f)(l)	1,363	1,386
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5819% 8/15/21 (f)(l)	490	429
Class G, 0.6019% 8/15/21 (f)(l)	408	330
Class H, 0.6419% 8/15/21 (f)(l)	327	245
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust: - continued
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (f)	$ 2,307	$ 2,133
Series 2007-C6:
Class A1, 5.622% 12/10/49 (l)	416	424
Class A2, 5.6985% 12/10/49 (l)	1,370	1,441
Class A4, 5.6985% 12/10/49 (l)	4,549	4,841
Series 2007-FL3A Class A2, 0.4159% 4/15/22 (f)(l)	4,955	4,262
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49	232	234
Class A2A, 5.237% 12/11/49	1,221	1,256
Class A4, 5.322% 12/11/49	15,886	16,185
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,336	1,412
Class C, 5.476% 12/11/49	2,583	723
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8179% 5/15/46 (l)	1,372	1,467
Series 2006-C1 Class B, 5.359% 8/15/48	4,116	576
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5059% 4/15/17 (f)(l)	3,073	2,612
Class C, 0.5459% 4/15/17 (f)(l)	1,104	905
Class D, 0.5859% 4/15/17 (f)(l)	753	587
Class E, 0.6459% 4/15/17 (f)(l)	240	180
Class F, 0.6859% 4/15/17 (f)(l)	136	94
Class G, 0.8259% 4/15/17 (f)(l)	136	85
Class H, 0.8959% 4/15/17 (f)(l)	136	71
Class J, 1.1259% 4/15/17 (f)(l)	104	42
Series 2005-FL11:
Class C, 0.5759% 11/15/17 (f)(l)	1,381	1,270
Class D, 0.6159% 11/15/17 (f)(l)	72	65
Class E, 0.6659% 11/15/17 (f)(l)	255	222
Class F, 0.7259% 11/15/17 (f)(l)	194	159
Class G, 0.7759% 11/15/17 (f)(l)	135	94
Series 2006-FL12 Class AJ, 0.4059% 12/15/20 (f)(l)	1,955	1,623
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (l)	21	21
Series 2006-C8:
Class A3, 5.31% 12/10/46	3,910	4,074
Class A4, 5.306% 12/10/46	18,390	18,942
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
sequential payer:
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (f)	$ 2,319	$ 2,326
Series 2007-C9 Class A4, 5.8157% 12/10/49 (l)	3,036	3,286
Series 2004-LBN2 Class X2, 0.8492% 3/10/39 (f)(l)(n)	2,133	8
Series 2006-C8:
Class B, 5.44% 12/10/46	2,376	741
Class XP, 0.4814% 12/10/46 (l)(n)	11,758	173
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	7,080	7,346
Series 2006-C5:
Class A1, 5.297% 12/15/39	44	44
Class AJ, 5.373% 12/15/39	2,778	1,756
Series 2007-C2:
Class A1, 5.269% 1/15/49	27	27
Class A3, 5.542% 1/15/49 (l)	2,744	2,728
Series 2007-C3:
Class A1, 5.664% 6/15/39 (l)	9	9
Class A4, 5.7223% 6/15/39 (l)	825	819
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,809	8,341
Series 2006-C5 Class ASP, 0.6707% 12/15/39 (l)(n)	7,920	117
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)	1,242	1,240
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6259% 4/15/22 (f)(l)	4,895	1,958
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,372	1,435
Series 2002-CP5 Class A1, 4.106% 12/15/35	78	80
Series 2004-C1:
Class A3, 4.321% 1/15/37	340	345
Class A4, 4.75% 1/15/37	639	666
Series 1998-C1 Class D, 7.17% 5/17/40	77	78
Series 1999-C1 Class E, 7.8879% 9/15/41 (l)	118	118
Series 2001-CK6 Class AX, 0.8793% 8/15/36 (l)(n)	3,658	29
Series 2001-CKN5 Class AX, 1.9642% 9/15/34 (f)(l)(n)	11,012	137
Series 2003-C4 Class ASP, 0.4351% 8/15/36 (f)(l)(n)	6,979	0 *
Series 2004-C1 Class ASP, 0.9553% 1/15/37 (f)(l)(n)	66,274	322
Series 2006-C1 Class A3, 5.5486% 2/15/39 (l)	7,244	7,841
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4259% 2/15/22 (f)(l)	$ 519	$ 348
Class C:
0.4459% 2/15/22 (f)(l)	1,479	843
0.5459% 2/15/22 (f)(l)	528	243
Class F, 0.5959% 2/15/22 (f)(l)	1,056	433
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	79	80
Series 2007-C1:
Class ASP, 0.4159% 2/15/40 (l)(n)	25,686	295
Class B, 5.487% 2/15/40 (f)(l)	2,097	252
Series 2010-16 Class A1, 3% 6/25/50	6,060	6,060
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	489	495
Class G, 6.936% 3/15/33 (f)	903	903
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,821	6,830
Series 2001-1 Class X1, 1.0321% 5/15/33 (f)(l)(n)	13,190	58
Series 2004-C1 Class X2, 1.1164% 11/10/38 (f)(l)(n)	5,667	22
Series 2005-C1 Class B, 4.846% 6/10/48 (l)	392	278
Series 2007-C1 Class XP, 0.2009% 12/10/49 (l)(n)	24,513	153
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.6149% 4/10/40 (f)(l)(n)	5,754	11
Series 2004-C3 Class X2, 0.6312% 12/10/41 (l)(n)	5,061	35
Series 2005-C1 Class X2, 0.6565% 5/10/43 (l)(n)	5,452	53
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.49% 11/5/21 (f)(l)	516	382
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	379	381
Series 2007-GG11:
Class A1, 5.358% 12/10/49	1,216	1,262
Class A2, 5.597% 12/10/49	2,744	2,897
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,989	4,178
Series 2003-C2 Class XP, 0.8232% 1/5/36 (f)(l)(n)	6,876	16
Series 2005-GG3 Class XP, 0.6925% 8/10/42 (f)(l)(n)	25,414	227
Series 2006-GG7:
Class A3, 5.8883% 7/10/38 (l)	3,617	3,927
Class A4, 5.8883% 7/10/38 (l)	10,620	11,562
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (f)(n)	$ 32,616	$ 339
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5353% 6/6/20 (f)(l)	69	63
Class D, 0.5753% 6/6/20 (f)(l)	327	283
Class E, 0.6653% 6/6/20 (f)(l)	379	318
Class F, 0.7353% 6/6/20 (f)(l)	662	531
Series 2007-EOP:
Class C, 0.6153% 3/6/20 (f)(l)	1,304	1,161
Class D, 0.6653% 3/6/20 (f)(l)	8,605	7,572
Class F, 0.7753% 3/6/20 (f)(l)	107	93
Class G, 0.8153% 3/6/20 (f)(l)	54	45
Class H, 0.9453% 3/6/20 (f)(l)	600	507
Class J, 1.1453% 3/6/20 (f)(l)	860	714
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	425	442
Series 2005-GG4 Class XP, 0.7044% 7/10/39 (f)(l)(n)	25,943	309
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	2,058	2,111
Series 2007-GG10:
Class A1, 5.69% 8/10/45	151	156
Class A2, 5.778% 8/10/45	654	680
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9177% 1/15/38 (f)(l)(n)	1,675	7
Series 2004-CB8 Class X2, 1.0321% 1/12/39 (f)(l)(n)	1,674	9
Series 2006-LDP7 Class A4, 5.8735% 4/15/45 (l)	3,700	4,067
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4459% 11/15/18 (f)(l)	1,011	708
Class C, 0.4859% 11/15/18 (f)(l)	719	474
Class D, 0.5059% 11/15/18 (f)(l)	227	129
Class E, 0.5559% 11/15/18 (f)(l)	326	183
Class F, 0.6059% 11/15/18 (f)(l)	490	255
Class G, 0.6359% 11/15/18 (f)(l)	426	213
Class H, 0.7759% 11/15/18 (f)(l)	326	144
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB15 Class A3, 5.819% 6/12/43 (l)	$ 2,066	$ 2,197
Series 2006-LDP8 Class A4, 5.399% 5/15/45	874	938
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (l)	652	695
Class A3, 5.336% 5/15/47	572	596
Series 2007-CB19 Class A4, 5.7461% 2/12/49 (l)	4,812	5,047
Series 2007-CB20 Class A4, 5.794% 2/12/51	6,844	7,281
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (l)	3,852	4,028
Series 2007-LDP10 Class A1, 5.122% 1/15/49	45	45
Series 2007-LDPX Class A3, 5.412% 1/15/49	22,356	22,865
Series 2004-LDP4 Class D, 5.1488% 10/15/42 (l)	1,235	572
Series 2005-CB13 Class E, 5.3519% 1/12/43 (f)(l)	694	64
Series 2006-CB17 Class A3, 5.45% 12/12/43	391	411
Series 2007-CB19:
Class B, 5.7461% 2/12/49 (l)	117	36
Class C, 5.7461% 2/12/49 (l)	307	95
Class D, 5.7461% 2/12/49 (l)	322	95
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (l)	262	79
Class CS, 5.466% 1/15/49 (l)	113	29
Class ES, 5.541% 1/15/49 (f)(l)	709	50
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (f)	566	571
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.9499% 7/15/44 (l)	15,007	15,523
Series 1998-C1 Class D, 6.98% 2/18/30	512	515
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	243	247
Series 2001-C3 Class A1, 6.058% 6/15/20	6	6
Series 2006-C1 Class A2, 5.084% 2/15/31	597	602
Series 2006-C3 Class A1, 5.478% 3/15/32	30	30
Series 2006-C6:
Class A1, 5.23% 9/15/39	140	140
Class A2, 5.262% 9/15/39 (l)	2,394	2,456
Series 2006-C7:
Class A1, 5.279% 11/15/38	77	78
Class A2, 5.3% 11/15/38	1,509	1,556
Class A3, 5.347% 11/15/38	1,022	1,084
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C1:
Class A1, 5.391% 2/15/40 (l)	$ 143	$ 145
Class A4, 5.424% 2/15/40	8,354	8,768
Series 2007-C2 Class A3, 5.43% 2/15/40	2,501	2,576
Series 2000-C5 Class E, 7.29% 12/15/32	96	97
Series 2001-C3 Class B, 6.512% 6/15/36	2,652	2,742
Series 2001-C7 Class D, 6.514% 11/15/33	1,509	1,524
Series 2004-C2 Class XCP, 1.0459% 3/15/36 (f)(l)(n)	12,644	71
Series 2004-C4 Class A2, 4.567% 6/15/29 (l)	149	150
Series 2005-C3 Class XCP, 0.7548% 7/15/40 (l)(n)	4,247	50
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (l)(n)	7,799	127
Series 2007-C1:
Class C, 5.533% 2/15/40 (l)	3,018	669
Class D, 5.563% 2/15/40 (l)	549	98
Class E, 5.582% 2/15/40 (l)	274	42
Class XCP, 0.3203% 2/15/40 (l)(n)	3,135	37
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)	1,714	1,768
Series 2007-C7:
Class A3, 5.866% 9/15/45	4,486	4,700
Class XCP, 0.2905% 9/15/45 (l)(n)	107,683	1,179
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (f)	392	400
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5059% 9/15/21 (f)(l)	440	337
Class E, 0.5659% 9/15/21 (f)(l)	1,586	1,202
Class F, 0.6159% 9/15/21 (f)(l)	906	676
Class G, 0.6359% 9/15/21 (f)(l)	1,791	1,240
Class H, 0.6759% 9/15/21 (f)(l)	462	201
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	2,435	2,578
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	128	128
Series 2005-CIP1 Class A2, 4.96% 7/12/38	3,351	3,435
Series 2007-C1 Class A1, 4.533% 6/12/50	300	303
Series 2005-CKI1 Class A3, 5.2324% 11/12/37 (l)	2,253	2,328
Series 2005-LC1 Class F, 5.3777% 1/12/44 (f)(l)	1,194	443
Series 2006-C1 Class A2, 5.6099% 5/12/39 (l)	1,935	2,042
Series 2007-C1 Class A4, 5.826% 6/12/50 (l)	5,194	5,568
Series 2008-C1 Class A4, 5.69% 2/12/51	2,929	3,105
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4625% 12/12/49 (l)	$ 639	$ 621
sequential payer:
Series 2006-1 CLass A3, 5.4664% 2/12/39 (l)	1,460	1,534
Series 2006-4 Class ASB, 5.133% 12/12/49 (l)	1,179	1,265
Series 2007-5:
Class A1, 4.275% 8/12/48	34	34
Class A3, 5.364% 8/12/48	535	548
Class A4, 5.378% 8/12/48	55	54
Class B, 5.479% 2/12/17	4,116	725
Series 2007-6:
Class A1, 5.175% 3/12/51	72	74
Class A4, 5.485% 3/12/51 (l)	3,250	3,239
Series 2007-7 Class A4, 5.7485% 6/12/50 (l)	4,802	4,826
Series 2007-8 Class A1, 4.622% 8/12/49	259	264
Series 2006-4 Class XP, 0.6254% 12/12/49 (l)(n)	26,993	491
Series 2007-6 Class B, 5.635% 3/12/51 (l)	1,372	410
Series 2007-7 Class B, 5.75% 6/12/50	1,765	294
Series 2007-8 Class A3, 5.9564% 8/12/49 (l)	1,183	1,272
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.472% 7/15/19 (f)(l)	653	82
Class F, 0.592% 7/15/19 (f)(l)	1,321	1,202
Class G, 0.632% 7/15/19 (f)(l)	750	540
Series 2007-XCLA Class A1, 0.472% 7/17/17 (f)(l)	2,009	1,105
Series 2007-XLCA Class B, 0.772% 7/17/17 (f)(l)	1,792	125
Series 2007-XLFA:
Class C, 0.432% 10/15/20 (f)(l)	788	335
Class D, 0.462% 10/15/20 (f)(l)	529	119
Class E, 0.522% 10/15/20 (f)(l)	662	83
Class F, 0.572% 10/15/20 (f)(l)	397	40
Class G, 0.612% 10/15/20 (f)(l)	491	37
Class H, 0.702% 10/15/20 (f)(l)	309	8
Class J, 0.852% 10/15/20 (f)(l)	353	9
Class MHRO, 0.962% 10/15/20 (f)(l)	424	85
Class MJPM, 1.272% 10/15/20 (f)(l)	160	120
Class MSTR, 0.972% 10/15/20 (f)(l)	300	60
Class NHRO, 1.162% 10/15/20 (f)(l)	641	90
Class NSTR, 1.122% 10/15/20 (f)(l)	276	39
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2003-IQ5 Class X2, 0.8727% 4/15/38 (f)(l)(n)	$ 4,224	$ 35
Series 2005-IQ9 Class A3, 4.54% 7/15/56	2,037	2,110
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	238	243
Class A31, 5.439% 2/12/44 (l)	10,884	11,461
Series 2007-IQ13 Class A1, 5.05% 3/15/44	244	248
Series 2007-IQ14 Class A1, 5.38% 4/15/49	241	247
Series 2007-IQ15 Class A4, 5.8798% 6/11/49 (l)	6,250	6,591
Series 2007-T25:
Class A1, 5.391% 11/12/49	150	154
Class A2, 5.507% 11/12/49	1,349	1,473
Series 2007-T27 Class A4, 5.6487% 6/11/42 (l)	5,025	5,527
Series 2003-IQ6 Class X2, 0.5807% 12/15/41 (f)(l)(n)	8,877	65
Series 2005-IQ9 Class X2, 1.0854% 7/15/56 (f)(l)(n)	15,267	217
Series 2006-HQ10 Class X2, 0.4996% 11/12/41 (f)(l)(n)	5,821	63
Series 2006-HQ8 Class A3, 5.4379% 3/12/44 (l)	2,128	2,182
Series 2006-HQ9 Class B, 5.832% 7/12/44 (l)	2,036	1,507
Series 2006-IQ11 Class A4, 5.7685% 10/15/42 (l)	412	458
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,372	343
Series 2006-T23 Class A3, 5.8072% 8/12/41 (l)	700	755
Series 2007-HQ11 Class B, 5.538% 2/20/44 (l)	2,488	896
Series 2007-HQ12 Class A4, 5.6333% 4/12/49 (l)	7,259	7,403
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (l)	2,058	2,089
Class AAB, 5.654% 4/15/49	3,010	3,218
Class B, 5.7249% 4/15/49 (l)	337	81
Series 2007-XLC1:
Class C, 0.872% 7/17/17 (f)(l)	2,423	61
Class D, 0.972% 7/17/17 (f)(l)	1,140	29
Class E, 1.072% 7/17/17 (f)(l)	927	23
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	14	14
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	154	160
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (f)	1,166	1,189
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4759% 1/15/18 (f)(l)	$ 1,013	$ 1,007
Series 2006-WL7A:
Class E, 0.5519% 9/15/21 (f)(l)	1,377	817
Class F, 0.6119% 8/11/18 (f)(l)	1,490	622
Class G, 0.6319% 8/11/18 (f)(l)	1,411	573
Class J, 0.8719% 8/11/18 (f)(l)	314	80
Series 2007-WHL8:
Class AP1, 0.9759% 6/15/20 (f)(l)	105	58
Class AP2, 1.0759% 6/15/20 (f)(l)	175	87
Class F, 0.7559% 6/15/20 (f)(l)	3,396	849
Class LXR1, 0.9759% 6/15/20 (f)(l)	169	101
Class LXR2, 1.0759% 6/15/20 (f)(l)	2,315	1,157
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	80	80
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)	2,307	2,326
Series 2006-C27 Class A2, 5.624% 7/15/45	1,226	1,257
Series 2006-C28 Class A4, 5.572% 10/15/48	6,800	7,083
Series 2006-C29:
Class A1, 5.11% 11/15/48	361	366
Class A3, 5.313% 11/15/48	3,644	3,880
Series 2007-C30:
Class A1, 5.031% 12/15/43	94	95
Class A3, 5.246% 12/15/43	1,178	1,189
Class A4, 5.305% 12/15/43	403	402
Class A5, 5.342% 12/15/43	1,468	1,430
Series 2007-C31:
Class A1, 5.14% 4/15/47	44	44
Class A4, 5.509% 4/15/47	3,101	3,067
Series 2007-C32:
Class A2, 5.735% 6/15/49 (l)	1,646	1,713
Class A3, 5.74% 6/15/49 (l)	19,610	19,533
Series 2003-C6 Class G, 5.125% 8/15/35 (f)(l)	652	615
Series 2003-C8 Class XP, 0.1813% 11/15/35 (f)(l)(n)	2,168	2
Series 2003-C9 Class XP, 0.4499% 12/15/35 (f)(l)(n)	3,035	4
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (f)(l)	1,055	981
Class 180B, 5.3979% 10/15/41 (f)(l)	480	432
Series 2005-C19 Class B, 4.892% 5/15/44	1,372	1,122
Series 2005-C22:
Class B, 5.3598% 12/15/44 (l)	3,042	2,090
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2005-C22:
Class F, 5.3598% 12/15/44 (f)(l)	$ 2,288	$ 914
Series 2006-C29 Class E, 5.516% 11/15/48 (l)	1,372	425
Series 2007-C30:
Class C, 5.483% 12/15/43 (l)	4,116	683
Class D, 5.513% 12/15/43 (l)	2,195	188
Class XP, 0.4367% 12/15/43 (f)(l)(n)	15,802	216
Series 2007-C31 Class C, 5.6935% 4/15/47 (l)	5,657	1,199
Series 2007-C31A Class A2, 5.421% 4/15/47	1,580	1,636
Series 2007-C32:
Class D, 5.74% 6/15/49 (l)	1,031	206
Class E, 5.74% 6/15/49 (l)	1,625	278
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.902% 2/15/51 (l)	908	920
Series 2007-C33 Class B, 5.902% 2/15/51 (l)	2,307	753
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $434,582)		516,544
Municipal Securities - 0.3%

California Gen. Oblig.:
7.5% 4/1/34	7,885	8,852
7.55% 4/1/39	11,566	13,138
TOTAL MUNICIPAL SECURITIES (Cost $19,663)		21,990
Foreign Government and Government Agency Obligations - 0.0%

Brazilian Federative Republic 4.875% 1/22/21 (Cost $2,803)	2,730	2,928
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $514)	516	554
Fixed-Income Funds - 13.5%
	Shares	Value (000s)
Fidelity Mortgage Backed Securities Central Fund (m)	8,344,198	$ 885,153
Fidelity Specialized High Income Central Fund (m)	1,466,289	143,843
TOTAL FIXED-INCOME FUNDS (Cost $979,321)		1,028,996
Preferred Securities - 0.0%
	Principal Amount (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (l) (Cost $3,523)	$ 3,474	3,486
Cash Equivalents - 9.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.25%, dated 8/31/10 due 9/1/10:
(Collateralized by U.S. Government Obligations) #	$ 610,538	610,534
(Collateralized by U.S. Government Obligations) # (b)	102,126	102,125
TOTAL CASH EQUIVALENTS (Cost $712,659)		712,659
TOTAL INVESTMENT PORTFOLIO - 109.3% (Cost $7,932,254)		8,357,961
NET OTHER ASSETS (LIABILITIES) - (9.3)%		(709,714)
NET ASSETS - 100%		$ 7,648,247
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,116,000) (k)

	Sept. 2037	$ 7,019	$ (6,582)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $5,250,000) (k)	Sept. 2037	19,074	(17,884)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,302,000) (k)	Sept. 2037	4,272	(4,006)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $4,231,000) (k)	Sept. 2037	14,267	(13,378)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,754,000) (k)	Sept. 2037	7,782	(7,297)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $3,716,000) (k)	Sept. 2037	12,741	(11,947)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (j)	August 2034	609	(359)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (j)

	Oct. 2034	$ 590	$ (314)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (j)	April 2032	186	(109)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (j)	Feb. 2034	4	(3)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (j)	Oct. 2034	779	(430)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (j)	Sept. 2034	591	(472)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (j)

	Sept. 2010	$ 11,200	$ 6
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa3) (j)	March 2013	13,500	373
TOTAL CREDIT DEFAULT SWAPS		$ 92,614	$ (62,402)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.2638% with Credit Suisse First Boston	August 2040	70,000	(1,617)
Receive semi-annually a fixed rate equal to 1.165% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2013	210,000	1,559
Receive semi-annually a fixed rate equal to 2.76% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2014	60,000	4,221
TOTAL INTEREST RATE SWAPS		$ 340,000	$ 4,163
		$ 432,614	$ (58,239)
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $498,473,000 or 6.5% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) A portion of the security is subject to a forward commitment to sell.
(i) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $60,617,000.

(j) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(k) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/ performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(l) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amount in thousands)
$610,534,000 due 9/01/10 at 0.25%
Banc of America Securities LLC	$ 47,533
Bank of America NA	71,347
Barclays Capital, Inc.	142,693
Goldman, Sachs & Co.	23,782
Merrill Lynch Government Securities, Inc.	42,808
Mizuho Securities USA, Inc.	190,258
Morgan Stanley & Co., Inc.	92,113
$ 610,534
$102,125,000 due 9/01/10 at 0.25%
Deutsche Bank Securities, Inc.	$ 102,125
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 35,298
Fidelity Specialized High Income Central Fund	10,928
Total	$ 46,226
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-5 Year Central Fund	$ 135,341	$ -	$ 137,142 *	$ -	0.0%
Fidelity Mortgage Backed Securities Central Fund	897,601	35,298	85,040	885,153	12.6%
Fidelity Specialized High Income Central Fund	139,519	10,928	19,983	143,843	32.9%
Total	$ 1,172,461	$ 46,226	$ 242,165	$ 1,028,996
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,609,792	$ -	$ 1,609,792	$ -
U.S. Government and Government Agency Obligations	3,102,182	-	3,102,182	-
U.S. Government Agency - Mortgage Securities	1,103,606	-	1,103,606	-
Asset-Backed Securities	155,609	-	132,740	22,869
Collateralized Mortgage Obligations	99,615	-	92,276	7,339
Commercial Mortgage Securities	516,544	-	478,494	38,050
Municipal Securities	21,990	-	21,990	-
Foreign Government and Government Agency Obligations	2,928	-	2,928	-
Supranational Obligations	554	-	554	-
Fixed-Income Funds	1,028,996	1,028,996	-	-
Preferred Securities	3,486	-	3,486	-
Cash Equivalents	712,659	-	712,659	-
Total Investments in Securities:	$ 8,357,961	$ 1,028,996	$ 7,260,707	$ 68,258
Derivative Instruments:
Assets
Swap Agreements	$ 6,159	$ -	$ 6,159	$ -
Liabilities
Swap Agreements	$ (64,398)	$ -	$ (62,711)	$ (1,687)
Total Derivative Instruments:	$ (58,239)	$ -	$ (56,552)	$ (1,687)
Other Financial Instruments:
Forward Commitments	$ 400	$ -	$ 400	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 78,183
Total Realized Gain (Loss)	5,106
Total Unrealized Gain (Loss)	11,129
Cost of Purchases	254
Proceeds of Sales	(20,619)
Amortization/Accretion	1,433
Transfers in to Level 3	25,900
Transfers out of Level 3	(33,128)
Ending Balance	$ 68,258
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 11,878
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (1,633)
Total Unrealized Gain (Loss)	1,028
Transfers in to Level 3	(1,082)
Transfers out of Level 3	-
Ending Balance	$ (1,687)
Realized gain (loss) on Swap Agreements for the period	$ (32)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at August 31, 2010	$ 1,022

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ 379	$ (62,781)
Interest Rate Risk
Swap Agreements (a)	5,780	(1,617)
Total Value of Derivatives	$ 6,159	$ (64,398)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $488,600,000 of which $1,000, $107,986,000, $17,287,000, $179,146,000 and $184,180,000 will expire on August 31, 2013, 2014, 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2010
Assets
Investment in securities, at value (including securities loaned of $100,125 and repurchase agreements of $712,659) - See accompanying schedule: Unaffiliated issuers (cost $6,952,933)	$ 7,328,965
Fidelity Central Funds (cost $979,321)	1,028,996
Total Investments (cost $7,932,254)		$ 8,357,961
Commitment to sell securities on a delayed delivery basis	(130,729)
Receivable for securities sold on a delayed delivery basis	131,129	400
Receivable for investments sold Regular delivery		39,901
Delayed delivery		7,357
Receivable for swap agreements		13
Receivable for fund shares sold		12,773
Interest receivable		46,875
Distributions receivable from Fidelity Central Funds		3,588
Unrealized appreciation on swap agreements		6,159
Other receivables		107
Total assets		8,475,134
Liabilities
Payable for investments purchased Regular delivery	$ 20,544
Delayed delivery	625,483
Payable for swap agreements	920
Payable for fund shares redeemed	9,239
Distributions payable	1,147
Unrealized depreciation on swap agreements	64,398
Accrued management fee	1,990
Distribution and service plan fees payable	83
Other affiliated payables	851
Other payables and accrued expenses	107
Collateral on securities loaned, at value	102,125
Total liabilities		826,887

Net Assets		$ 7,648,247
Net Assets consist of:
Paid in capital		$ 7,895,852
Undistributed net investment income		15,919
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(639,218)
Net unrealized appreciation (depreciation) on investments		375,694
Net Assets		$ 7,648,247

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($172,910 ÷ 23,147 shares)	$ 7.47

Maximum offering price per share (100/96.00 of $7.47)	$ 7.78
Class T: Net Asset Value and redemption price per share ($52,861 ÷ 7,073 shares)	$ 7.47

Maximum offering price per share (100/96.00 of $7.47)	$ 7.78
Class B: Net Asset Value and offering price per share ($11,900 ÷ 1,591 shares)A	$ 7.48

Class C: Net Asset Value and offering price per share ($35,014 ÷ 4,681 shares)A	$ 7.48

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($7,345,097 ÷ 982,629 shares)	$ 7.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($30,465 ÷ 4,072 shares)	$ 7.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2010

Investment Income
Dividends		$ 246
Interest		247,254
Income from Fidelity Central Funds		46,226
Total income		293,726

Expenses
Management fee	$ 21,542
Transfer agent fees	7,011
Distribution and service plan fees	899
Fund wide operations fee	2,256
Independent trustees' compensation	25
Miscellaneous	27
Total expenses before reductions	31,760
Expense reductions	(1)	31,759
Net investment income		261,967
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	170,038
Fidelity Central Funds	7,374
Swap agreements	(2,079)
Total net realized gain (loss)		175,333
Change in net unrealized appreciation (depreciation) on: Investment securities	334,599
Swap agreements	21,448
Delayed delivery commitments	3,655
Total change in net unrealized appreciation (depreciation)		359,702
Net gain (loss)		535,035
Net increase (decrease) in net assets resulting from operations		$ 797,002

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 261,967	$ 379,232
Net realized gain (loss)	175,333	(986,405)
Change in net unrealized appreciation (depreciation)	359,702	715,000
Net increase (decrease) in net assets resulting from operations	797,002	107,827
Distributions to shareholders from net investment income	(247,482)	(394,409)
Share transactions - net increase (decrease)	891,216	(3,508,737)
Total increase (decrease) in net assets	1,440,736	(3,795,319)

Net Assets
Beginning of period	6,207,511	10,002,830
End of period (including undistributed net investment income of $15,919 and undistributed net investment income of $11,786, respectively)	$ 7,648,247	$ 6,207,511

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2010	2009	2008	2007	2006L	2006K
Selected Per-Share Data
Net asset value, beginning of period	$ 6.89	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.50
Income from Investment Operations
Net investment incomeE	.254	.303	.331	.353	.118	.298
Net realized and unrealized gain (loss)	.566	.007H	(.303)	(.161)	.092	(.206)
Total from investment operations	.820	.310	.028	.192	.210	.092
Distributions from net investment income	(.240)	(.310)	(.311)	(.352)	(.100)	(.282)
Distributions from net realized gain	-	-	(.007)	(.010)	-	(.070)
Total distributions	(.240)	(.310)	(.318)	(.362)	(.100)	(.352)
Net asset value, end of period	$ 7.47	$ 6.89	$ 6.89	$ 7.18	$ 7.35	$ 7.24
Total ReturnB,C,D	12.10%	4.89%	.36%	2.61%	2.92%	1.23%
Ratios to Average Net AssetsF,I
Expenses before reductions	.77%	.79%	.80%	.75%	.71%A	.71%
Expenses net of fee waivers, if any	.77%	.79%	.80%	.75%	.71%A	.71%
Expenses net of all reductions	.77%	.79%	.80%	.74%	.71%A	.71%
Net investment income	3.55%	4.67%	4.67%	4.83%	4.86%A	4.04%
Supplemental Data
Net assets, end of period (in millions)	$ 173	$ 145	$ 79	$ 79	$ 46	$ 37
Portfolio turnover rateG	174%M	119%J,M	231%	181%M	206%A,J	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended April 30.

L For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

M The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2010	2009	2008	2007	2006L	2006K
Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.51
Income from Investment Operations
Net investment incomeE	.252	.302	.332	.350	.116	.290
Net realized and unrealized gain (loss)	.555	.016H	(.303)	(.163)	.091	(.216)
Total from investment operations	.807	.318	.029	.187	.207	.074
Distributions from net investment income	(.237)	(.308)	(.312)	(.347)	(.097)	(.274)
Distributions from net realized gain	-	-	(.007)	(.010)	-	(.070)
Total distributions	(.237)	(.308)	(.319)	(.357)	(.097)	(.344)
Net asset value, end of period	$ 7.47	$ 6.90	$ 6.89	$ 7.18	$ 7.35	$ 7.24
Total ReturnB,C,D	11.90%	5.02%	.36%	2.54%	2.89%	.98%
Ratios to Average Net AssetsF,I
Expenses before reductions	.80%	.82%	.80%	.80%	.82%A	.83%
Expenses net of fee waivers, if any	.80%	.82%	.80%	.80%	.82%A	.83%
Expenses net of all reductions	.80%	.82%	.79%	.79%	.81%A	.83%
Net investment income	3.51%	4.65%	4.67%	4.77%	4.76%A	3.92%
Supplemental Data
Net assets, end of period (in millions)	$ 53	$ 46	$ 53	$ 68	$ 59	$ 57
Portfolio turnover rateG	174%M	119%J,M	231%	181%M	206%A,J	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended April 30.

L For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

M The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2010	2009	2008	2007	2006L	2006K
Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 6.89	$ 7.19	$ 7.36	$ 7.24	$ 7.51
Income from Investment Operations
Net investment incomeE	.201	.257	.281	.299	.099	.239
Net realized and unrealized gain (loss)	.566	.016H	(.313)	(.164)	.102	(.216)
Total from investment operations	.767	.273	(.032)	.135	.201	.023
Distributions from net investment income	(.187)	(.263)	(.261)	(.295)	(.081)	(.223)
Distributions from net realized gain	-	-	(.007)	(.010)	-	(.070)
Total distributions	(.187)	(.263)	(.268)	(.305)	(.081)	(.293)
Net asset value, end of period	$ 7.48	$ 6.90	$ 6.89	$ 7.19	$ 7.36	$ 7.24
Total ReturnB,C,D	11.26%	4.29%	(.49) %	1.83%	2.79%	.28%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.51%	1.51%	1.50%	1.50%	1.50%A	1.51%
Expenses net of fee waivers, if any	1.51%	1.51%	1.50%	1.50%	1.50%A	1.51%
Expenses net of all reductions	1.51%	1.51%	1.50%	1.50%	1.50%A	1.51%
Net investment income	2.81%	3.95%	3.96%	4.07%	4.07%A	3.24%
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 11	$ 9	$ 10	$ 9	$ 9
Portfolio turnover rateG	174%M	119%J,M	231%	181%M	206%A,J	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended April 30.

L For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

M The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2010	2009	2008	2007	2006L	2006K
Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.24	$ 7.51
Income from Investment Operations
Net investment incomeE	.200	.255	.278	.294	.097	.233
Net realized and unrealized gain (loss)	.566	.005H	(.304)	(.163)	.102	(.216)
Total from investment operations	.766	.260	(.026)	.131	.199	.017
Distributions from net investment income	(.186)	(.260)	(.257)	(.291)	(.079)	(.217)
Distributions from net realized gain	-	-	(.007)	(.010)	-	(.070)
Total distributions	(.186)	(.260)	(.264)	(.301)	(.079)	(.287)
Net asset value, end of period	$ 7.48	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.24
Total ReturnB,C,D	11.24%	4.09%	(.40)%	1.77%	2.76%	.20%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.52%	1.55%	1.55%	1.55%	1.58%A	1.60%
Expenses net of fee waivers, if any	1.52%	1.55%	1.55%	1.55%	1.58%A	1.60%
Expenses net of all reductions	1.52%	1.55%	1.55%	1.55%	1.58%A	1.60%
Net investment income	2.79%	3.91%	3.91%	4.02%	3.99%A	3.15%
Supplemental Data
Net assets, end of period (in millions)	$ 35	$ 27	$ 14	$ 17	$ 10	$ 9
Portfolio turnover rateG	174%M	119%J,M	231%	181%M	206%A,J	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended April 30.

L For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

M The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investment Grade Bond

Years ended August 31,	2010	2009	2008	2007	2006K	2006J
Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 6.89	$ 7.19	$ 7.35	$ 7.24	$ 7.50
Income from Investment Operations
Net investment incomeD	.277	.326	.356	.376	.124	.317
Net realized and unrealized gain (loss)	.556	.015G	(.313)	(.153)	.092	(.206)
Total from investment operations	.833	.341	.043	.223	.216	.111
Distributions from net investment income	(.263)	(.331)	(.336)	(.373)	(.106)	(.301)
Distributions from net realized gain	-	-	(.007)	(.010)	-	(.070)
Total distributions	(.263)	(.331)	(.343)	(.383)	(.106)	(.371)
Net asset value, end of period	$ 7.47	$ 6.90	$ 6.89	$ 7.19	$ 7.35	$ 7.24
Total ReturnB,C	12.29%	5.39%	.57%	3.05%	3.01%	1.48%
Ratios to Average Net AssetsE,H
Expenses before reductions	.45%	.46%	.45%	.45%	.45%A	.46%
Expenses net of fee waivers, if any	.45%	.46%	.45%	.45%	.45%A	.46%
Expenses net of all reductions	.45%	.46%	.44%	.44%	.45%A	.46%
Net investment income	3.86%	5.00%	5.02%	5.13%	5.12%A	4.29%
Supplemental Data
Net assets, end of period (in millions)	$ 7,345	$ 5,951	$ 9,814	$ 11,739	$ 10,141	$ 8,018
Portfolio turnover rateF	174%L	119%I,L	231%	181%L	206%A,I	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J For the period ended April 30.

K For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2010	2009	2008	2007	2006K	2006J
Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.25	$ 7.51
Income from Investment Operations
Net investment incomeD	.274	.322	.353	.374	.124	.313
Net realized and unrealized gain (loss)	.565	.005G	(.303)	(.163)	.091	(.205)
Total from investment operations	.839	.327	.050	.211	.215	.108
Distributions from net investment income	(.259)	(.327)	(.333)	(.371)	(.105)	(.298)
Distributions from net realized gain	-	-	(.007)	(.010)	-	(.070)
Total distributions	(.259)	(.327)	(.340)	(.381)	(.105)	(.368)
Net asset value, end of period	$ 7.48	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.25
Total ReturnB,C	12.38%	5.16%	.66%	2.88%	2.99%	1.44%
Ratios to Average Net AssetsE,H
Expenses before reductions	.50%	.53%	.50%	.48%	.49%A	.50%
Expenses net of fee waivers, if any	.50%	.53%	.50%	.48%	.49%A	.50%
Expenses net of all reductions	.50%	.53%	.49%	.47%	.49%A	.50%
Net investment income	3.82%	4.94%	4.97%	5.10%	5.07%A	4.25%
Supplemental Data
Net assets, end of period (in millions)	$ 30	$ 27	$ 34	$ 41	$ 29	$ 26
Portfolio turnover rate F	174%L	119%I,L	231%	181%L	206%A,I	145%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J For the period ended April 30.

K For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

L The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Investment Grade Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities with an emphasis on lower-quality debt securities.	Repurchase Agreements Restricted Securities Loans & Direct Instruments

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, partnerships (including allocations from Fidelity Central Fund), deferred trustees compensation, financing transactions, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 355,175
Gross unrealized depreciation	(70,981)
Net unrealized appreciation (depreciation)	$ 284,194

Tax Cost	$ 8,073,767

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 6,705
Capital loss carryforward	$ (488,600)
Net unrealized appreciation (depreciation)	$ 233,100

The tax character of distributions paid was as follows:

	August 31, 2010	August 31, 2009
Ordinary Income	$ 247,482	$ 394,409

4. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement

Annual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (12,608)	$ 18,664
Interest Rate Risk
Swap Agreements	10,529	2,784
Totals (a)	$ (2,079)	$ 21,448

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Swap Agreements - continued

the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss may include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Annual Report

5. Derivative Instruments - continued

Credit Default Swaps - continued

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the sellers and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the sellers amounted to $92,614 representing 1.21% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities, including the Fixed-Income Central Funds, other than short-term securities, U.S. government securities and liquidations executed in-kind from Affiliated Central Funds, aggregated $845,147 and $1,573,168, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under the expense contract, FMR pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 378	$ 5
Class T	0%	.25%	117	2
Class B	.65%	.25%	101	75
Class C	.75%	.25%	303	90
			$ 899	$ 172

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% for certain purchases of Class A shares (.75% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20
Class T	3
Class B*	19
Class C*	8
$ 50

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 254.17
Class T	93.20
Class B	29.26
Class C	53.17
Investment Grade Bond	6,543.10
Institutional Class	39.15
	$ 7,011

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Other Affiliated Transactions. On September 25, 2009, the Fidelity Corporate Bond 1-5 Year Central Fund ("1-5 Year"), a Fidelity Central Fund in which the Fund was invested, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board. Under the plan, 1-5 Year distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $137,142 in return for 1,323 shares of 1-5 Year. Because 1-5 Year was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $65.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

Annual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2010	2009
From net investment income
Class A	$ 5,063	$ 5,369
Class T	1,546	2,156
Class B	292	385
Class C	783	714
Investment Grade Bond	238,838	384,500
Institutional Class	960	1,285
Total	$ 247,482	$ 394,409

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2010	2009	2010	2009
Class A
Shares sold	9,628	12,007	$ 69,206	$ 77,884
Issued in exchange for shares of Capital One Total Return Bond Fund	-	5,452	-	33,750
Reinvestment of distributions	439	589	3,155	3,815
Shares redeemed	(7,903)	(8,595)	(56,412)	(56,322)
Net increase (decrease)	2,164	9,453	$ 15,949	$ 59,127
Class T
Shares sold	2,791	2,526	$ 20,026	$ 16,379
Reinvestment of distributions	197	317	1,416	2,049
Shares redeemed	(2,638)	(3,788)	(18,750)	(24,703)
Net increase (decrease)	350	(945)	$ 2,692	$ (6,275)
Class B
Shares sold	693	866	$ 4,986	$ 5,609
Reinvestment of distributions	31	46	222	299
Shares redeemed	(735)	(629)	(5,261)	(4,088)
Net increase (decrease)	(11)	283	$ (53)	$ 1,820
Class C
Shares sold	2,029	2,885	$ 14,572	$ 18,675
Reinvestment of distributions	82	82	591	536
Shares redeemed	(1,356)	(1,039)	(9,700)	(6,752)
Net increase (decrease)	755	1,928	$ 5,463	$ 12,459

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

12. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2010	2009	2010	2009
Investment Grade Bond
Shares sold	332,220	391,488	$ 2,382,429	$ 2,540,236
Reinvestment of distributions	31,428	55,275	225,823	356,433
Shares redeemed	(243,762)	(1,008,022)	(1,742,304)	(6,466,380)
Net increase (decrease)	119,886	(561,259)	$ 865,948	$ (3,569,711)
Institutional Class
Shares sold	2,015	1,621	$ 14,647	$ 10,522
Reinvestment of distributions	111	166	796	1,078
Shares redeemed	(1,978)	(2,764)	(14,226)	(17,757)
Net increase (decrease)	148	(977)	$ 1,217	$ (6,157)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

15. Merger Information.

On November 21, 2008, the Fund acquired all of the assets and assumed all of the liabilities (other than any deferred, accrued or prepaid expenses) of Capital One Total Return Bond Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on June 19, 2008. The acquisition was accomplished by an exchange of 5,452 shares of Class A of the Fund for 3,655 shares then outstanding (value at $9.23 per share) of Capital One Total Return Bond Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Capital One Total Return Bond Fund's net assets were combined with the Fund's net assets of $8,459,080 for total net assets after the acquisition of $8,492,830.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Fixed-Income Trust) at August 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Investment Grade Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 21, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 16.66% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $155,721,078 of distributions paid during the period January 1, 2010, to August 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIGBI-UANN-1010
1.784724.108

Fidelity®
Series Investment Grade Bond
Fund

Fidelity Series Investment Grade Bond Fund

Class F

Annual Report

August 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of the major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series Investment Grade Bond Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2010	Past 1 year	Life of fund A
Fidelity Series Investment Grade Bond Fund	10.90%	14.49%

A From October 8, 2008.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Investment Grade Bond Fund, a class of the fund, on October 8, 2008, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable bonds generated strong results during the 12-month period ending August 31, 2010, as evidenced by the 9.18% advance of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade debt universe. Riskier segments of the market fared best overall, led by corporate bonds and asset-backed securities (ABS). These sectors were big beneficiaries of robust demand from investors seeking attractively priced, higher-yielding investments amid signs of economic stabilization during much of the period. The Barclays Capital U.S. Credit Bond Index rose 12.87% and the Barclays Capital U.S. Fixed-Rate ABS Index returned 10.53%. The Barclays Capital U.S. Treasury Bond Index advanced 8.13%, with most of the gain coming in the second half of the period. That's when investors began to return to the relative safety of U.S. government bonds, as the economic outlook became less certain and worries about inflation receded. Elsewhere, mortgage-backed securities (MBS), bolstered largely by government purchase programs, increased 6.97%, as measured by the Barclays Capital U.S. MBS Index. Government-backed agency securities lagged the broader MBS market, with the Barclays Capital U.S. Agency Bond Index gaining 5.82%. Agency securities initially were constrained by investors' diminished appetite for bonds with lower perceived credit risk, but later were helped by the Federal Reserve's purchases of agency debt.

Comments from Ford O'Neil, Lead Portfolio Manager of Fidelity® Series Investment Grade Bond Fund: For the year, the fund's Series Investment Grade Bond and Class F shares gained 10.90% and 11.00%, respectively, outpacing the Barclays Capital U.S. Aggregate Bond Index. Strong overall security selection and favorable sector allocation fueled the fund's outperformance. Overweighting riskier bond classes, such as corporate bonds, commercial mortgage-backed securities, ABS and non-index commercial mortgage obligations, paid off. These sectors were driven by strong demand from investors seeking higher yields amid signs the economy and credit markets were stabilizing. The fund's positioning within corporates was especially beneficial, with holdings in financials, industrials and utilities all posting healthy double-digit returns. Timely moves in the Treasury sector worked to our advantage, as did an out-of-index stake in Treasury Inflation-Protected Securities (TIPS). I reduced the fund's weighting in corporates during the period, based on valuations, and redeployed most of the proceeds into Treasuries. Underweighting the lagging mortgage-backed sector also aided results, as did good security selection in this area.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Series Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 1,059.40	$ 2.34
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Class F	.35%
Actual		$ 1,000.00	$ 1,059.90	$ 1.82
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.79

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
U.S. Government and U.S. Government Agency Obligations †† 72.5%	U.S. Government and U.S. Government Agency Obligations †† 63.7%
AAA 6.9%	AAA 8.7%
AA 3.3%	AA 3.7%
A 8.2%	A 9.1%
BBB 12.7%	BBB 12.6%
BB and Below 3.3%	BB and Below 2.5%
Not Rated 0.2%	Not Rated 0.0%
Equities 0.1%	Equities 0.0%
Short-Term Investments and Net Other Assets † (7.2)%	Short-Term Investments and Net Other Assets † (0.3)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2010
6 months ago
Years	6.2	5.9

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of August 31, 2010
6 months ago
Years	4.4	4.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2010 *	As of February 28, 2010 **
Corporate Bonds 24.4%	Corporate Bonds 25.7%
U.S. Government and U.S. Government Agency Obligations †† 72.5%	U.S. Government and U.S. Government Agency Obligations †† 63.7%
Asset-Backed Securities 3.0%	Asset-Backed Securities 3.4%
CMOs and Other Mortgage Related Securities 6.8%	CMOs and Other Mortgage Related Securities 7.2%
Municipal Bonds 0.3%	Municipal Bonds 0.2%
Other Investments 0.2%	Other Investments 0.1%
Short-Term Investments and Net Other Assets † (7.2)%	Short-Term Investments and Net Other Assets † (0.3)%

* Foreign investments	3.0%	** Foreign investments	3.8%
* Futures and Swaps	1.8%	** Futures and Swaps	(0.1)%
† Short-Term Investments and Net Other Assets are not included in the pie chart.
†† Includes FDIC Guaranteed Corporate Securities.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2010

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.1%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 3,911,000	$ 4,093,022
5.875% 3/15/11	3,192,000	3,277,996
		7,371,018
Diversified Consumer Services - 0.1%
Cornell University 5.45% 2/1/19	5,740,000	6,810,797
Trustees of Princeton Univ. 5.7% 3/1/39	8,900,000	10,801,752
		17,612,549
Household Durables - 0.3%
Fortune Brands, Inc.:
3% 6/1/12	4,835,000	4,902,366
5.375% 1/15/16	7,085,000	7,722,813
5.875% 1/15/36	7,161,000	7,259,944
6.375% 6/15/14	21,845,000	24,730,309
		44,615,432
Media - 1.6%
Comcast Cable Communications, Inc. 6.75% 1/30/11	357,000	365,667
Comcast Corp.:
4.95% 6/15/16	7,822,000	8,645,226
5.5% 3/15/11	267,000	273,692
5.7% 5/15/18	11,524,000	13,126,539
5.9% 3/15/16	3,813,000	4,405,247
6.4% 3/1/40	9,536,000	10,896,349
6.45% 3/15/37	4,665,000	5,318,907
6.55% 7/1/39	10,000,000	11,597,090
COX Communications, Inc. 4.625% 6/1/13	3,122,000	3,356,581
Discovery Communications LLC:
3.7% 6/1/15	10,669,000	11,223,479
6.35% 6/1/40	10,151,000	11,503,976
Liberty Media Corp. 8.25% 2/1/30	7,833,000	7,441,350
NBC Universal, Inc.:
3.65% 4/30/15 (d)	4,420,000	4,636,138
5.15% 4/30/20 (d)	18,753,000	20,200,769
6.4% 4/30/40 (d)	13,528,000	15,190,037
News America Holdings, Inc. 7.75% 12/1/45	2,466,000	3,215,040
News America, Inc.:
5.3% 12/15/14	612,000	690,496
6.15% 3/1/37	5,610,000	6,165,541
6.2% 12/15/34	7,989,000	8,766,809
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.:
5.4% 7/2/12	$ 1,708,000	$ 1,832,593
5.85% 5/1/17	17,523,000	19,990,133
6.2% 7/1/13	1,624,000	1,829,353
6.75% 7/1/18	22,463,000	26,821,316
Time Warner, Inc.:
3.15% 7/15/15	12,000,000	12,335,100
5.875% 11/15/16	3,002,000	3,485,724
6.2% 3/15/40	15,555,000	17,147,739
6.5% 11/15/36	6,573,000	7,434,254
Viacom, Inc.:
6.125% 10/5/17	7,650,000	8,972,035
6.25% 4/30/16	6,675,000	7,782,336
6.75% 10/5/37	3,475,000	4,129,996
		258,779,512
Multiline Retail - 0.1%
Target Corp. 3.875% 7/15/20	11,168,000	11,714,327
TOTAL CONSUMER DISCRETIONARY		340,092,838
CONSUMER STAPLES - 1.3%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (d)	9,087,000	10,183,783
7.2% 1/15/14 (d)	8,300,000	9,675,957
7.75% 1/15/19 (d)	14,500,000	18,583,142
Bottling Group LLC 6.95% 3/15/14	2,000,000	2,372,412
Diageo Capital PLC 5.2% 1/30/13	1,963,000	2,142,436
FBG Finance Ltd. 5.125% 6/15/15 (d)	9,570,000	10,565,548
		53,523,278
Food & Staples Retailing - 0.1%
CVS Caremark Corp.:
6.036% 12/10/28	776,318	818,783
6.302% 6/1/37 (h)	10,706,000	9,822,755
		10,641,538
Food Products - 0.4%
Cargill, Inc. 6% 11/27/17 (d)	2,169,000	2,566,200
General Mills, Inc. 5.2% 3/17/15	2,184,000	2,497,004
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.:
5.375% 2/10/20	$ 14,630,000	$ 16,270,725
5.625% 11/1/11	4,500,000	4,740,971
6.125% 2/1/18	11,078,000	12,963,897
6.25% 6/1/12	5,918,000	6,430,061
6.5% 8/11/17	13,886,000	16,579,745
6.75% 2/19/14	1,258,000	1,459,607
		63,508,210
Tobacco - 0.5%
Altria Group, Inc.:
9.25% 8/6/19	4,577,000	6,002,168
9.7% 11/10/18	30,842,000	40,821,145
Philip Morris International, Inc.:
4.875% 5/16/13	3,627,000	3,965,834
5.65% 5/16/18	2,251,000	2,621,999
Reynolds American, Inc.:
6.75% 6/15/17	8,350,000	9,366,103
7.25% 6/15/37	16,482,000	17,558,143
		80,335,392
TOTAL CONSUMER STAPLES		208,008,418
ENERGY - 2.5%
Energy Equipment & Services - 0.2%
DCP Midstream LLC:
5.35% 3/15/20 (d)	11,561,000	12,479,510
6.75% 9/15/37 (d)	2,991,000	3,387,526
Weatherford International Ltd.:
4.95% 10/15/13	1,218,000	1,317,774
5.15% 3/15/13	6,131,000	6,564,609
9.625% 3/1/19	8,627,000	11,325,983
		35,075,402
Oil, Gas & Consumable Fuels - 2.3%
Anadarko Petroleum Corp. 6.375% 9/15/17	13,691,000	13,547,546
Apache Corp. 5.1% 9/1/40	13,235,000	13,690,628
BW Group Ltd. 6.625% 6/28/17 (d)	2,067,000	2,033,475
Canadian Natural Resources Ltd.:
5.15% 2/1/13	3,144,000	3,402,471
5.7% 5/15/17	3,750,000	4,329,713
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cenovus Energy, Inc. 6.75% 11/15/39	$ 3,977,000	$ 4,886,842
ConocoPhillips:
4.4% 5/15/13	20,500,000	22,242,213
5.75% 2/1/19	12,956,000	15,480,528
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (d)	188,534	189,993
Duke Capital LLC 6.25% 2/15/13	699,000	761,806
Duke Energy Field Services:
5.375% 10/15/15 (d)	855,000	949,084
6.45% 11/3/36 (d)	7,882,000	8,766,494
6.875% 2/1/11	2,787,000	2,852,876
El Paso Natural Gas Co. 5.95% 4/15/17	653,000	721,400
EnCana Corp.:
4.75% 10/15/13	930,000	1,009,616
6.3% 11/1/11	2,412,000	2,548,141
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,018,000	2,288,426
Enterprise Products Operating LP:
5.6% 10/15/14	1,367,000	1,527,214
5.65% 4/1/13	487,000	530,596
Gulf South Pipeline Co. LP 5.75% 8/15/12 (d)	2,700,000	2,883,462
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (d)	8,929,000	10,679,977
Kinder Morgan Energy Partners LP 6.55% 9/15/40	5,085,000	5,687,191
Lukoil International Finance BV 6.656% 6/7/22 (d)	793,000	802,913
Midcontinent Express Pipel LLC 5.45% 9/15/14 (d)	14,680,000	15,639,822
Motiva Enterprises LLC:
5.75% 1/15/20 (d)	5,128,000	5,900,374
6.85% 1/15/40 (d)	19,290,000	23,985,553
Nakilat, Inc. 6.067% 12/31/33 (d)	12,062,000	13,268,924
Nexen, Inc.:
5.05% 11/20/13	3,550,000	3,849,847
5.2% 3/10/15	635,000	696,839
5.875% 3/10/35	4,330,000	4,520,226
6.4% 5/15/37	5,410,000	5,945,439
NGPL PipeCo LLC 6.514% 12/15/12 (d)	4,388,000	4,609,361
Pemex Project Funding Master Trust 1.1363% 12/3/12 (d)(h)	4,867,000	4,836,581
Petro-Canada:
6.05% 5/15/18	2,920,000	3,404,884
6.8% 5/15/38	4,427,000	5,330,121
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	14,915,000	15,987,045
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.: - continued
6.875% 1/20/40	$ 22,993,000	$ 25,234,818
7.875% 3/15/19	13,538,000	16,550,205
Plains All American Pipeline LP 7.75% 10/15/12	1,648,000	1,839,092
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	8,633,000	9,000,533
6.125% 1/15/17	5,000,000	5,575,975
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (d)	1,669,600	1,861,604
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (d)	6,290,000	6,622,829
5.5% 9/30/14 (d)	8,791,000	9,714,591
5.832% 9/30/16 (d)	871,000	961,784
6.75% 9/30/19 (d)	5,754,000	6,863,947
Rockies Express Pipeline LLC 6.25% 7/15/13 (d)	1,901,000	2,070,573
Spectra Energy Capital, LLC 5.65% 3/1/20	14,234,000	15,871,707
Suncor Energy, Inc.:
6.1% 6/1/18	8,697,000	10,158,383
6.5% 6/15/38	1,052,000	1,223,107
Talisman Energy, Inc. yankee 6.25% 2/1/38	4,604,000	5,107,157
Texas Eastern Transmission LP 6% 9/15/17 (d)	12,691,000	14,973,870
TransCanada PipeLines Ltd.:
3.4% 6/1/15	4,230,000	4,469,930
6.35% 5/15/67 (h)	1,656,000	1,511,651
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,800,000	3,282,922
XTO Energy, Inc.:
5% 1/31/15	1,222,000	1,394,791
5.65% 4/1/16	839,000	997,429
6.25% 8/1/17	4,098,000	5,057,305
		380,131,824
TOTAL ENERGY		415,207,226
FINANCIALS - 10.2%
Capital Markets - 1.9%
Bear Stearns Companies, Inc.:
4.5% 10/28/10	1,281,000	1,289,209
5.3% 10/30/15	7,468,000	8,233,149
6.95% 8/10/12	3,146,000	3,483,094
BlackRock, Inc. 6.25% 9/15/17	8,078,000	9,504,074
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.:
3.7% 8/1/15	$ 12,546,000	$ 12,700,855
5.95% 1/18/18	6,982,000	7,560,696
6.15% 4/1/18	7,759,000	8,477,018
6.75% 10/1/37	1,467,000	1,501,984
7.5% 2/15/19	33,996,000	39,670,476
Janus Capital Group, Inc.:
6.125% 9/15/11 (c)	4,494,000	4,546,634
6.5% 6/15/12	3,063,000	3,216,934
JPMorgan Chase Capital XVII 5.85% 8/1/35	1,585,000	1,529,568
JPMorgan Chase Capital XX 6.55% 9/29/36	39,647,000	39,523,143
Lazard Group LLC:
6.85% 6/15/17	4,857,000	5,170,709
7.125% 5/15/15	7,698,000	8,295,765
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	15,936,000	17,010,150
6.4% 8/28/17	6,661,000	7,182,536
6.875% 4/25/18	12,873,000	14,172,388
Morgan Stanley:
0.8299% 1/9/14 (h)	18,494,000	17,253,718
4% 7/24/15	7,238,000	7,271,570
4.75% 4/1/14	555,000	571,713
5.45% 1/9/17	599,000	629,146
5.625% 9/23/19	13,500,000	13,748,090
5.95% 12/28/17	1,521,000	1,617,647
6% 5/13/14	19,250,000	20,982,943
6.625% 4/1/18	7,475,000	8,217,282
7.3% 5/13/19	22,127,000	25,166,077
The Bank of New York, Inc. 4.95% 11/1/12	2,701,000	2,924,000
UBS AG Stamford Branch:
3.875% 1/15/15	20,000,000	20,666,140
5.75% 4/25/18	1,839,000	2,066,034
		314,182,742
Commercial Banks - 1.8%
American Express Centurion Bank 5.2% 11/26/10	589,000	595,318
Bank of America NA:
5.3% 3/15/17	15,675,000	16,060,339
6% 10/15/36	3,342,000	3,403,917
Barclays Bank PLC 5% 9/22/16	9,775,000	10,612,258
BB&T Capital Trust IV 6.82% 6/12/77 (h)	524,000	508,280
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
BB&T Corp. 6.5% 8/1/11	$ 869,000	$ 912,228
Credit Suisse (Guernsey) Ltd. 5.86% (h)	5,543,000	5,071,845
Credit Suisse New York Branch:
5% 5/15/13	8,253,000	8,929,787
6% 2/15/18	23,160,000	25,258,319
DBS Bank Ltd. (Singapore) 0.5963% 5/16/17 (d)(h)	3,783,236	3,660,281
Discover Bank 8.7% 11/18/19	15,765,000	18,629,264
Export-Import Bank of Korea:
5.125% 2/14/11	2,041,000	2,072,621
5.25% 2/10/14 (d)	3,328,000	3,619,932
5.5% 10/17/12	1,577,000	1,680,524
Fifth Third Bancorp:
4.5% 6/1/18	1,574,000	1,556,272
8.25% 3/1/38	10,448,000	12,455,197
HBOS PLC 6.75% 5/21/18 (d)	4,594,000	4,492,656
HSBC Holdings PLC:
0.7336% 10/6/16 (h)	932,000	891,221
6.5% 9/15/37	2,054,000	2,373,263
JPMorgan Chase Bank 6% 10/1/17	4,609,000	5,199,606
KeyBank NA:
5.8% 7/1/14	11,717,000	12,792,644
6.95% 2/1/28	3,200,000	3,430,944
7% 2/1/11	786,000	803,816
KeyBank NA, Cleveland 5.45% 3/3/16	6,295,000	6,724,766
Korea Development Bank:
4.625% 9/16/10	1,189,000	1,190,638
5.75% 9/10/13	2,804,000	3,064,780
Manufacturers & Traders Trust Co. 2.033% 4/1/13 (d)(h)	397,000	390,293
Marshall & Ilsley Bank:
4.85% 6/16/15	6,655,000	6,321,072
5% 1/17/17	7,824,000	7,421,119
5.25% 9/4/12	4,830,000	4,902,547
PNC Funding Corp.:
0.615% 1/31/12 (h)	3,342,000	3,331,737
3.625% 2/8/15	4,133,000	4,343,762
Regions Bank 6.45% 6/26/37	13,103,000	11,578,571
Regions Financial Corp.:
5.75% 6/15/15	3,138,000	3,187,389
7.75% 11/10/14	7,842,000	8,457,715
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Standard Chartered Bank 6.4% 9/26/17 (d)	$ 3,597,000	$ 4,028,676
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (d)(h)	1,004,000	967,677
UnionBanCal Corp. 5.25% 12/16/13	463,000	501,339
US Bancorp 4.2% 5/15/14	13,800,000	15,081,523
Wachovia Bank NA:
4.875% 2/1/15	913,000	981,952
5.85% 2/1/37	7,795,000	8,118,352
Wachovia Corp.:
0.6363% 4/23/12 (h)	507,000	503,846
4.875% 2/15/14	734,000	780,837
5.625% 10/15/16	12,375,000	13,654,550
5.75% 6/15/17	2,050,000	2,301,510
5.75% 2/1/18	4,000,000	4,520,608
Wells Fargo & Co.:
3.625% 4/15/15	15,560,000	16,283,618
3.75% 10/1/14	8,062,000	8,496,848
Wells Fargo Bank NA 5.95% 8/26/36	4,694,000	4,944,143
		287,090,400
Consumer Finance - 1.0%
Capital One Bank USA NA 8.8% 7/15/19	2,901,000	3,676,733
Capital One Financial Corp. 5.7% 9/15/11	6,468,000	6,733,764
Discover Financial Services:
6.45% 6/12/17	15,109,000	16,126,788
10.25% 7/15/19	13,687,000	17,236,765
General Electric Capital Corp.:
3.5% 6/29/15	10,928,000	11,316,283
5.625% 9/15/17	3,505,000	3,871,644
5.625% 5/1/18	10,000,000	11,030,440
5.875% 1/14/38	3,000,000	3,093,219
5.9% 5/13/14	18,045,000	20,404,330
6% 8/7/19	22,000,000	24,741,860
6.375% 11/15/67 (h)	10,755,000	10,324,800
Household Finance Corp. 6.375% 10/15/11	2,275,000	2,403,114
HSBC Finance Corp.:
5.25% 1/14/11	1,539,000	1,562,861
5.25% 1/15/14	683,000	731,328
5.9% 6/19/12	10,000,000	10,641,900
ORIX Corp. 5.48% 11/22/11	269,000	280,310
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.:
0.7278% 10/25/11 (h)	$ 10,097,000	$ 9,603,075
0.7371% 3/15/11 (h)	542,000	536,701
0.7978% 1/27/14 (h)	918,000	749,245
5.375% 1/15/13	2,851,000	2,795,631
		157,860,791
Diversified Financial Services - 1.5%
Bank of America Corp. 5.75% 12/1/17	16,477,000	17,443,541
Citigroup, Inc.:
4.75% 5/19/15	33,500,000	34,511,131
5.375% 8/9/20	16,119,000	16,280,093
5.5% 4/11/13	26,194,000	27,811,060
6.125% 5/15/18	24,224,000	26,152,933
6.5% 1/18/11	1,364,000	1,392,626
6.5% 8/19/13	14,228,000	15,560,765
International Lease Finance Corp.:
5.4% 2/15/12	2,002,000	1,959,458
5.65% 6/1/14	4,670,000	4,331,425
6.375% 3/25/13	8,051,000	7,779,279
6.625% 11/15/13	1,902,000	1,830,675
JPMorgan Chase & Co.:
4.65% 6/1/14	10,000,000	10,882,870
4.891% 9/1/15 (h)	3,990,000	3,968,191
6% 1/15/18	10,000,000	11,358,310
6.3% 4/23/19	10,326,000	11,874,817
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	6,106,000	5,960,758
5.35% 4/15/12 (d)	1,620,000	1,661,990
5.5% 1/15/14 (d)	4,474,000	4,523,460
5.7% 4/15/17 (d)	1,185,000	1,088,295
Teachers Insurance & Annuity Association of America 6.85% 12/16/39 (d)	8,000,000	10,044,256
TECO Finance, Inc.:
4% 3/15/16	3,899,000	4,078,966
5.15% 3/15/20	5,602,000	6,120,471
7% 5/1/12	3,630,000	3,929,250
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)	2,263,000	2,395,639
Volkswagen International Finance NV 4% 8/12/20 (d)	8,341,000	8,635,971
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(h)	7,307,000	6,722,440
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
ZFS Finance USA Trust IV 5.875% 5/9/62 (d)(h)	$ 2,103,000	$ 1,882,921
ZFS Finance USA Trust V 6.5% 5/9/67 (d)(h)	1,824,000	1,650,720
		251,832,311
Insurance - 1.3%
Allstate Corp. 6.2% 5/16/14	7,894,000	9,173,594
Assurant, Inc. 5.625% 2/15/14	4,837,000	5,161,766
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,857,000	6,287,121
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(h)	10,095,000	9,539,775
Jackson National Life Global Funding 5.375% 5/8/13 (d)	526,000	570,611
Liberty Mutual Group, Inc.:
6.5% 3/15/35 (d)	416,000	379,050
6.7% 8/15/16 (d)	6,494,000	7,078,460
10.75% 6/15/88 (d)(h)	3,501,000	3,894,863
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (d)	8,443,000	12,021,557
MetLife, Inc.:
2.375% 2/6/14	8,786,000	8,823,156
4.75% 2/8/21	6,004,000	6,282,994
5% 6/15/15	813,000	891,241
5.875% 2/6/41	4,635,000	5,070,208
6.125% 12/1/11	1,143,000	1,209,542
6.75% 6/1/16	9,220,000	10,863,253
Metropolitan Life Global Funding I:
5.125% 11/9/11 (d)	3,091,000	3,223,762
5.125% 4/10/13 (d)	5,256,000	5,725,298
5.125% 6/10/14 (d)	8,554,000	9,477,421
Monumental Global Funding II 5.65% 7/14/11 (d)	4,531,000	4,653,455
Monumental Global Funding III 5.5% 4/22/13 (d)	1,539,000	1,665,989
New York Life Global Funding 4.65% 5/9/13 (d)	3,983,000	4,316,309
New York Life Insurance Co. 6.75% 11/15/39 (d)	5,345,000	6,831,466
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (d)	7,900,000	9,333,668
Pacific Life Global Funding 5.15% 4/15/13 (d)	8,660,000	9,315,666
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	12,250,000	15,794,146
Pacific LifeCorp 6% 2/10/20 (d)	3,802,000	4,111,095
Prudential Financial, Inc.:
3.625% 9/17/12	13,500,000	14,008,572
4.75% 9/17/15	13,500,000	14,481,450
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
5.15% 1/15/13	$ 1,514,000	$ 1,619,010
5.4% 6/13/35	1,034,000	1,018,633
5.5% 3/15/16	974,000	1,064,587
5.7% 12/14/36	873,000	894,579
6.2% 1/15/15	1,390,000	1,562,689
7.375% 6/15/19	3,820,000	4,649,696
8.875% 6/15/38 (h)	1,338,000	1,458,420
Symetra Financial Corp. 6.125% 4/1/16 (d)	7,887,000	8,135,046
The Chubb Corp. 5.75% 5/15/18	1,125,000	1,298,342
		211,886,490
Real Estate Investment Trusts - 0.7%
AvalonBay Communities, Inc.:
4.95% 3/15/13	5,057,000	5,370,625
5.375% 4/15/14	2,899,000	3,131,404
5.5% 1/15/12	3,780,000	3,987,099
6.125% 11/1/12	2,564,000	2,813,172
Camden Property Trust:
5.375% 12/15/13	5,530,000	5,957,452
5.875% 11/30/12	1,067,000	1,144,742
Developers Diversified Realty Corp.:
5.25% 4/15/11	6,538,000	6,557,444
5.375% 10/15/12	6,126,000	6,118,042
7.5% 4/1/17	7,137,000	7,185,603
Duke Realty LP:
4.625% 5/15/13	1,074,000	1,115,067
5.875% 8/15/12	837,000	879,171
Equity One, Inc.:
6% 9/15/17	3,467,000	3,571,724
6.25% 12/15/14	7,388,000	7,913,494
6.25% 1/15/17	2,204,000	2,304,921
Equity Residential 5.125% 3/15/16	8,850,000	9,627,242
Federal Realty Investment Trust:
5.4% 12/1/13	3,666,000	3,981,401
5.9% 4/1/20	3,817,000	4,256,112
6% 7/15/12	3,426,000	3,675,163
6.2% 1/15/17	1,491,000	1,684,919
HRPT Properties Trust:
5.75% 11/1/15	1,821,000	1,928,037
6.25% 6/15/17	861,000	903,508
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust: - continued
6.65% 1/15/18	$ 3,155,000	$ 3,383,583
UDR, Inc. 5.5% 4/1/14	17,798,000	19,033,263
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,548,000	1,635,010
Washington (REIT) 5.95% 6/15/11	7,014,000	7,220,352
		115,378,550
Real Estate Management & Development - 1.6%
AMB Property LP:
5.9% 8/15/13	5,754,000	6,133,131
6.3% 6/1/13	4,012,000	4,360,675
Arden Realty LP 5.2% 9/1/11	937,000	963,764
BioMed Realty LP 6.125% 4/15/20 (d)	5,366,000	5,798,784
Brandywine Operating Partnership LP:
5.625% 12/15/10	12,825,000	12,951,108
5.7% 5/1/17	4,645,000	4,706,170
5.75% 4/1/12	4,410,000	4,555,914
Colonial Properties Trust:
4.8% 4/1/11	351,000	347,846
5.5% 10/1/15	12,454,000	12,099,360
6.875% 8/15/12	2,050,000	2,116,625
Colonial Realty LP 6.05% 9/1/16	3,862,000	3,735,759
Digital Realty Trust LP 4.5% 7/15/15 (d)	7,544,000	7,639,469
Duke Realty LP:
5.4% 8/15/14	6,360,000	6,705,634
5.5% 3/1/16	10,207,000	10,729,323
5.625% 8/15/11	6,022,000	6,154,201
5.95% 2/15/17	9,023,000	9,675,200
6.25% 5/15/13	9,460,000	10,224,272
6.5% 1/15/18	12,019,000	13,151,442
8.25% 8/15/19	4,850,000	5,702,140
ERP Operating LP:
4.75% 7/15/20	9,926,000	10,390,269
5.375% 8/1/16	4,428,000	4,876,224
5.5% 10/1/12	5,433,000	5,862,587
5.75% 6/15/17	18,634,000	21,038,848
6.625% 3/15/12	968,000	1,040,137
Liberty Property LP:
5.125% 3/2/15	1,099,000	1,161,461
5.5% 12/15/16	3,828,000	4,124,077
6.375% 8/15/12	4,758,000	5,109,221
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP: - continued
6.625% 10/1/17	$ 11,702,000	$ 13,392,085
Mack-Cali Realty LP 7.75% 2/15/11	2,055,000	2,104,552
Post Apartment Homes LP 6.3% 6/1/13	7,452,000	8,046,752
Reckson Operating Partnership LP:
5.15% 1/15/11	1,482,000	1,484,911
6% 3/31/16	1,066,000	1,037,658
Regency Centers LP:
4.95% 4/15/14	427,000	448,225
5.25% 8/1/15	1,490,000	1,594,808
5.875% 6/15/17	738,000	799,759
6.75% 1/15/12	5,098,000	5,363,091
Simon Property Group LP:
4.2% 2/1/15	5,265,000	5,627,443
5.1% 6/15/15	6,421,000	7,172,090
6.75% 2/1/40	8,481,000	10,129,842
Tanger Properties LP:
6.125% 6/1/20	6,711,000	7,385,127
6.15% 11/15/15	8,358,000	9,238,960
		255,178,944
Thrifts & Mortgage Finance - 0.4%
Bank of America Corp.:
3.7% 9/1/15	6,680,000	6,667,535
5.625% 7/1/20	8,145,000	8,397,454
5.65% 5/1/18	21,641,000	22,502,680
6.5% 8/1/16	11,950,000	13,356,623
First Niagara Financial Group, Inc. 6.75% 3/19/20	11,319,000	12,425,387
Independence Community Bank Corp.:
2.353% 4/1/14 (h)	5,580,000	5,368,524
4.9% 9/23/10	1,185,000	1,187,060
		69,905,263
TOTAL FINANCIALS		1,663,315,491
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,221,000	1,222,182
6.3% 8/15/14	2,529,000	2,697,055
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc.:
5.25% 6/15/12	$ 8,958,000	$ 9,556,878
6.25% 6/15/14	3,291,000	3,794,286
		17,270,401
Pharmaceuticals - 0.1%
Novartis Capital Corp. 4.125% 2/10/14	2,049,000	2,241,008
Pfizer, Inc. 6.2% 3/15/19	10,000,000	12,515,198
Roche Holdings, Inc. 5% 3/1/14 (d)	4,153,000	4,635,562
		19,391,768
TOTAL HEALTH CARE		36,662,169
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
6.375% 6/1/19 (d)	9,485,000	11,117,473
6.4% 12/15/11 (d)	1,011,000	1,069,121
		12,186,594
Airlines - 0.2%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	339,191	341,735
Continental Airlines, Inc.:
6.545% 8/2/20	1,070,652	1,086,712
6.648% 3/15/19	1,971,313	1,997,925
6.795% 2/2/20	601,607	577,542
6.82% 5/1/18	154,725	154,725
6.9% 7/2/19	570,563	586,253
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	5,235,313	5,379,284
7.57% 11/18/10	17,649,000	17,825,490
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	3,731,278	3,531,655
8.36% 7/20/20	8,387,878	8,375,297
		39,856,618
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17	8,512,000	9,550,345
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (h)	$ 2,599,000	$ 2,547,020
TOTAL INDUSTRIALS		64,140,577
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	6,150,000	6,880,226
6% 10/1/12	2,709,000	2,931,813
6.55% 10/1/17	3,075,000	3,596,609
		13,408,648
Office Electronics - 0.0%
Xerox Corp. 5.5% 5/15/12	1,120,000	1,195,264
TOTAL INFORMATION TECHNOLOGY		14,603,912
MATERIALS - 0.5%
Chemicals - 0.3%
Dow Chemical Co.:
4.85% 8/15/12	11,300,000	11,925,805
7.6% 5/15/14	25,487,000	29,713,688
Lubrizol Corp. 8.875% 2/1/19	3,259,000	4,189,881
		45,829,374
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,281,000	1,408,135
Containers & Packaging - 0.0%
Pactiv Corp.:
5.875% 7/15/12	1,197,000	1,269,636
6.4% 1/15/18	1,222,000	1,267,256
		2,536,892
Metals & Mining - 0.2%
Anglo American Capital PLC 9.375% 4/8/14 (d)	6,996,000	8,509,466
BHP Billiton Financial (USA) Ltd.:
5.125% 3/29/12	1,381,000	1,465,915
5.5% 4/1/14	3,171,000	3,568,624
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	2,818,000	3,108,372
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	7,264,000	8,085,733
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (USA) Ltd.: - continued
6.5% 7/15/18	$ 1,868,000	$ 2,211,705
Vale Overseas Ltd. 6.25% 1/23/17	1,623,000	1,819,821
		28,769,636
TOTAL MATERIALS		78,544,037
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.:
2.5% 8/15/15	5,000,000	5,054,460
5.8% 2/15/19	15,518,000	18,303,046
6.3% 1/15/38	35,000,000	40,162,255
6.8% 5/15/36	7,223,000	8,704,611
BellSouth Capital Funding Corp. 7.875% 2/15/30	4,434,000	5,604,447
British Telecommunications PLC 9.375% 12/15/10 (c)	3,533,000	3,611,867
CenturyTel, Inc. 7.6% 9/15/39	11,658,000	11,358,354
Deutsche Telekom International Financial BV 5.875% 8/20/13	4,299,000	4,781,687
France Telecom SA 7.75% 3/1/11 (c)	2,286,000	2,365,909
Sprint Capital Corp.:
6.875% 11/15/28	4,047,000	3,379,245
7.625% 1/30/11	4,772,000	4,855,510
Telecom Italia Capital SA:
4.875% 10/1/10	2,769,000	2,777,930
4.95% 9/30/14	6,856,000	7,207,432
5.25% 10/1/15	4,673,000	4,975,095
6.999% 6/4/18	4,029,000	4,559,208
7.175% 6/18/19	15,000,000	17,291,895
7.2% 7/18/36	6,429,000	6,924,830
Telefonica Emisiones SAU:
5.855% 2/4/13	1,120,000	1,218,489
5.877% 7/15/19	8,985,000	10,194,291
6.221% 7/3/17	4,604,000	5,246,999
6.421% 6/20/16	753,000	868,052
Verizon Communications, Inc.:
5.25% 4/15/13	3,032,000	3,346,770
6.1% 4/15/18	23,353,000	27,527,792
6.35% 4/1/19	7,155,000	8,646,274
6.4% 2/15/38	7,002,000	8,205,581
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.: - continued
6.9% 4/15/38	$ 8,370,000	$ 10,363,993
Verizon New England, Inc. 6.5% 9/15/11	1,004,000	1,059,217
Verizon New York, Inc. 6.875% 4/1/12	1,855,000	2,004,365
		230,599,604
Wireless Telecommunication Services - 0.3%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	11,863,000	12,816,809
5.875% 10/1/19	15,355,000	17,237,185
6.35% 3/15/40	5,301,000	5,851,334
Sprint Nextel Corp. 6% 12/1/16	9,496,000	8,866,890
Vodafone Group PLC:
5% 12/16/13	1,605,000	1,754,299
5.5% 6/15/11	4,818,000	4,993,211
		51,519,728
TOTAL TELECOMMUNICATION SERVICES		282,119,332
UTILITIES - 1.8%
Electric Utilities - 0.8%
AmerenUE 6.4% 6/15/17	3,790,000	4,442,320
Cleveland Electric Illuminating Co. 5.65% 12/15/13	7,585,000	8,281,447
Commonwealth Edison Co. 5.4% 12/15/11	8,566,000	9,030,440
EDP Finance BV:
4.9% 10/1/19 (d)	9,000,000	8,329,779
6% 2/2/18 (d)	15,876,000	15,899,433
FirstEnergy Solutions Corp.:
4.8% 2/15/15	3,098,000	3,303,878
6.05% 8/15/21	4,516,000	4,785,257
Florida Power Corp. 5.65% 6/15/18	2,323,000	2,760,855
Illinois Power Co. 6.125% 11/15/17	289,000	333,437
Mid-American Energy Co. 5.65% 7/15/12	796,000	858,701
Nevada Power Co. 6.5% 5/15/18	15,159,000	18,177,187
Oncor Electric Delivery Co. 6.375% 5/1/12	8,891,000	9,586,854
Pennsylvania Electric Co. 6.05% 9/1/17	4,822,000	5,459,502
PPL Capital Funding, Inc. 6.7% 3/30/67 (h)	11,570,000	10,846,875
Progress Energy, Inc.:
6% 12/1/39	13,076,000	14,973,498
7.1% 3/1/11	2,365,000	2,438,003
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Public Service Co. of Colorado 6.25% 9/1/37	$ 3,400,000	$ 4,277,690
Sierra Pacific Power Co. 5.45% 9/1/13	1,091,000	1,196,301
		124,981,457
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	2,827,000	3,113,573
Texas Eastern Transmission Corp. 7.3% 12/1/10	4,895,000	4,970,084
		8,083,657
Independent Power Producers & Energy Traders - 0.2%
Duke Capital LLC 5.668% 8/15/14	6,931,000	7,719,159
Exelon Generation Co. LLC 5.35% 1/15/14	10,825,000	11,912,047
PPL Energy Supply LLC:
6.2% 5/15/16	2,207,000	2,507,975
6.3% 7/15/13	5,310,000	5,910,354
6.5% 5/1/18	6,905,000	7,899,720
		35,949,255
Multi-Utilities - 0.7%
Consolidated Edison Co. of New York, Inc.:
Series 2000 B, 7.5% 9/1/10	319,000	319,000
Series 2000 B, 7.5% 9/1/10	401,000	401,000
5.7% 6/15/40	5,881,000	6,719,831
Dominion Resources, Inc.:
4.75% 12/15/10	2,748,000	2,780,726
Series 2000 B, 7.5% 6/30/66 (h)	5,720,000	5,834,400
6.3% 9/30/66 (h)	9,946,000	9,349,240
DTE Energy Co. 7.05% 6/1/11	3,366,000	3,514,491
KeySpan Corp. 7.625% 11/15/10	524,000	531,333
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	8,650,000	10,013,915
5.875% 10/1/12	2,041,000	2,221,608
National Grid PLC 6.3% 8/1/16	16,573,000	19,430,467
NiSource Finance Corp.:
5.25% 9/15/17	590,000	638,447
5.4% 7/15/14	2,156,000	2,357,364
5.45% 9/15/20	1,330,000	1,425,118
6.4% 3/15/18	8,370,000	9,612,024
6.8% 1/15/19	6,774,000	7,986,946
7.875% 11/15/10	1,916,000	1,940,479
San Diego Gas & Electric Co. 4.5% 8/15/40	10,795,000	10,928,405
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	$ 21,665,000	$ 20,473,425
WPS Resources Corp. 6.11% 12/1/66 (h)	617,000	558,385
		117,036,604
TOTAL UTILITIES		286,050,973
TOTAL NONCONVERTIBLE BONDS (Cost $2,884,918,661)		3,388,744,973
U.S. Government and Government Agency Obligations - 38.4%

U.S. Government Agency Obligations - 2.5%
Fannie Mae:
0.625% 9/24/12	19,350,000	19,324,768
1% 4/4/12	7,642,000	7,697,641
1% 9/23/13	28,628,000	28,669,682
1.25% 6/22/12	14,233,000	14,396,765
1.25% 8/20/13	39,169,000	39,543,377
2.5% 5/15/14	83,962,000	87,938,524
2.75% 3/13/14	62,362,000	65,960,973
5% 2/16/12	4,391,000	4,675,326
5% 2/13/17	12,300,000	14,418,700
5.375% 6/12/17	10,250,000	12,290,006
Federal Home Loan Bank:
1.625% 11/21/12	5,080,000	5,180,167
1.625% 3/20/13	2,970,000	3,030,927
Freddie Mac:
1.125% 7/27/12	26,580,000	26,833,839
1.75% 6/15/12	5,470,000	5,581,451
2.125% 3/23/12	6,198,000	6,349,584
2.5% 1/7/14	9,157,000	9,592,782
2.5% 4/23/14	25,290,000	26,533,661
3.75% 3/27/19	15,000,000	16,325,010
5.25% 7/18/11	13,288,000	13,868,912
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	17,165	17,351
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		408,229,446
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - 4.5%
U.S. Treasury Inflation-Indexed Bonds 2.5% 1/15/29	$ 46,055,347	$ 54,185,279
U.S. Treasury Inflation-Indexed Notes:
1.375% 1/15/20	476,169,752	497,882,574
2.125% 2/15/40	122,338,709	138,066,138
2.625% 7/15/17	36,748,501	41,943,911
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		732,077,902
U.S. Treasury Obligations - 31.3%
U.S. Treasury Bonds:
4.375% 11/15/39	75,370,000	87,005,244
4.375% 5/15/40	454,996,000	525,875,277
4.75% 2/15/37	50,000,000	61,492,200
U.S. Treasury Notes:
0.75% 11/30/11	255,718,000	256,916,806
0.875% 2/29/12	1,077,470,000	1,085,217,009
1.75% 3/31/14	2,530,000	2,606,492
1.75% 7/31/15	250,000,000	255,255,000
1.875% 6/15/12	133,930,000	137,361,956
1.875% 4/30/14	85,530,000	88,463,422
2.375% 8/31/14	100,000,000	105,210,900
2.375% 9/30/14	260,559,000	274,157,053
2.375% 2/28/15	457,460,000	481,193,025
2.5% 3/31/15	200,000,000	211,516,000
2.625% 7/31/14	1,075,000,000	1,141,935,925
2.625% 12/31/14	348,703,000	370,388,142
TOTAL U.S. TREASURY OBLIGATIONS		5,084,594,451
Other Government Related - 0.1%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (e)	16,000,000	16,446,320
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,972,910,791)		6,241,348,119
U.S. Government Agency - Mortgage Securities - 10.5%
	Principal Amount	Value
Fannie Mae - 9.0%
1.85% 10/1/33 (h)	$ 181,593	$ 187,271
1.94% 10/1/33 (h)	68,595	70,950
1.946% 4/1/36 (h)	4,075,456	4,211,237
1.971% 12/1/34 (h)	165,952	171,265
1.972% 2/1/33 (h)	144,961	149,695
1.972% 1/1/35 (h)	2,433,873	2,520,110
1.983% 3/1/35 (h)	112,130	116,032
2.02% 7/1/35 (h)	4,746,319	4,928,154
2.065% 7/1/35 (h)	69,786	72,104
2.136% 3/1/35 (h)	25,667	26,622
2.579% 2/1/35 (h)	3,605,314	3,754,452
2.582% 3/1/35 (h)	78,888	82,333
2.593% 6/1/36 (h)	307,033	321,696
2.618% 7/1/35 (h)	681,489	713,116
2.627% 7/1/34 (h)	4,694,251	4,894,195
2.664% 6/1/34 (h)	747,437	781,020
2.687% 2/1/35 (h)	1,192,800	1,249,316
2.709% 8/1/35 (h)	756,296	792,874
2.747% 7/1/35 (h)	539,864	563,095
2.782% 10/1/35 (h)	248,598	257,993
2.798% 10/1/33 (h)	137,651	144,107
2.804% 7/1/34 (h)	3,936,656	4,115,762
2.822% 12/1/33 (h)	4,973,512	5,184,763
2.844% 11/1/36 (h)	945,411	993,770
2.845% 7/1/34 (h)	91,256	95,104
2.858% 5/1/35 (h)	359,355	377,948
3.015% 7/1/35 (h)	10,686,746	11,156,095
3.03% 7/1/35 (h)	374,573	391,561
3.043% 2/1/34 (h)	46,963	49,063
3.2% 9/1/34 (h)	1,382,571	1,442,939
3.228% 9/1/36 (h)	1,331,195	1,409,403
3.295% 11/1/36 (h)	1,167,993	1,224,723
3.319% 9/1/35 (h)	6,054,956	6,322,416
3.33% 4/1/35 (h)	3,396,790	3,558,447
3.407% 10/1/37 (h)	1,362,457	1,425,157
3.5% 9/1/25 (f)(g)	5,000,000	5,183,824
3.5% 9/1/25 (f)(g)	4,000,000	4,147,059
3.5% 9/1/25 (f)	36,000,000	37,323,533
3.5% 10/1/25 (f)	4,000,000	4,130,496
3.5% 10/1/25 (f)	5,000,000	5,163,121
3.549% 8/1/35 (h)	946,036	984,932
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4% 7/1/18 to 8/1/39	$ 16,044,163	$ 16,765,491
4% 9/1/25 (f)	8,000,000	8,401,250
4% 9/1/25 (f)	23,000,000	24,153,593
4% 9/1/25 (f)	17,000,000	17,852,655
4.248% 7/1/37 (h)	789,727	831,516
4.442% 7/1/35 (h)	4,972,384	5,210,561
4.5% 6/1/25 to 8/1/40	64,542,036	67,991,572
4.5% 9/1/25 (f)	6,000,000	6,347,813
4.5% 9/1/40 (f)	20,400,000	21,424,661
4.5% 9/1/40 (f)	145,000,000	152,283,133
5% 5/1/23 to 6/1/40	48,802,178	52,231,391
5% 9/1/25 (f)	25,000,000	26,583,985
5% 9/1/40 (f)	101,000,000	107,257,263
5% 9/1/40 (f)(g)	9,000,000	9,557,578
5% 9/1/40 (f)(g)	7,000,000	7,433,672
5% 9/1/40 (f)	46,000,000	48,849,843
5% 9/1/40 (f)(g)	200,000,000	212,390,620
5.5% 7/1/16 to 3/1/40	68,831,645	74,284,397
5.5% 3/1/40	1,619,372	1,735,385
5.5% 3/1/40	1,580,759	1,694,006
5.5% 9/1/40 (f)(g)	245,000,000	261,939,447
5.712% 9/1/35 (h)	587,288	621,791
6% 5/1/16 to 9/1/39 (f)	57,164,597	62,203,887
6% 9/1/40 (f)(g)	4,000,000	4,306,875
6% 9/1/40 (f)	55,000,000	59,219,534
6.5% 4/1/13 to 9/1/38	35,503,812	39,284,337
6.5% 9/1/40 (f)(g)	53,000,000	57,695,471
7% 11/1/11 to 6/1/33	340,115	379,085
7.5% 8/1/13 to 8/1/29	373,052	421,859
8.5% 5/1/21 to 9/1/25	17,738	20,210
9.5% 2/1/25	2,652	2,896
10.5% 8/1/20	4,246	5,069
12.5% 12/1/13 to 4/1/15	4,882	5,457
TOTAL FANNIE MAE		1,470,074,056
Freddie Mac - 0.7%
2.044% 4/1/35 (h)	1,228,436	1,276,028
2.624% 1/1/35 (h)	141,862	148,193
2.661% 4/1/35 (h)	6,233,796	6,551,527
2.664% 6/1/35 (h)	288,311	302,873
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
2.77% 8/1/35 (h)	$ 5,608,897	$ 5,881,069
2.957% 3/1/36 (h)	316,805	328,233
3.069% 1/1/36 (h)	1,803,451	1,897,373
3.088% 3/1/35 (h)	1,123,197	1,183,186
3.12% 1/1/35 (h)	1,014,785	1,063,474
3.141% 10/1/34 (h)	3,037,335	3,177,444
3.374% 7/1/35 (h)	1,963,796	2,035,119
3.54% 3/1/33 (h)	24,758	26,196
4.5% 7/1/25 to 4/1/40	11,019,265	11,666,440
5% 3/1/19 to 6/1/40	22,367,405	23,958,924
5.247% 1/1/36 (h)	19,128,054	20,108,042
5.367% 1/1/36 (h)	1,069,061	1,112,479
5.37% 11/1/35 (h)	558,822	591,653
5.416% 10/1/35 (h)	401,995	425,612
6% 7/1/37	259,396	281,617
6% 9/1/40 (f)	18,000,000	19,347,188
6.5% 10/1/37 to 1/1/39	8,488,133	9,229,026
7% 10/1/10 to 7/1/13	19,803	20,224
7.5% 12/1/10 to 1/1/33	129,519	143,076
8.5% 9/1/24 to 8/1/27	16,839	19,523
11.5% 10/1/15	959	1,074
TOTAL FREDDIE MAC		110,775,593
Ginnie Mae - 0.8%
4% 9/1/40 (f)	13,000,000	13,531,172
4% 9/1/40 (f)	18,900,000	19,690,504
4% 9/1/40 (f)	2,000,000	2,083,651
4.5% 5/15/39 to 5/15/40	18,235,366	19,426,069
4.5% 9/1/40 (f)	25,000,000	26,515,625
4.5% 9/1/40 (f)(g)	10,000,000	10,606,250
4.5% 10/1/40 (f)	10,000,000	10,570,310
5.5% 12/20/28 to 12/15/38 (g)	16,253,337	17,668,798
6% 9/1/40 (f)	9,000,000	9,797,344
7% 1/15/28 to 11/15/32	2,825,664	3,150,506
7.5% 3/15/28 to 10/15/28	4,202	4,810
8% 7/15/17 to 10/15/24	693,273	769,342
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
8.5% 5/15/17 to 10/15/21	$ 21,583	$ 24,711
11% 7/20/19 to 8/20/19	1,076	1,304
TOTAL GINNIE MAE		133,840,396
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,697,705,413)		1,714,690,045
Asset-Backed Securities - 3.0%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7338% 4/25/35 (h)	1,543,111	885,935
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0138% 3/25/34 (h)	109,937	105,508
Class M2, 1.9138% 3/25/34 (h)	420,000	273,345
Series 2005-HE2 Class M2, 0.7138% 4/25/35 (h)	158,586	141,304
Series 2006-HE2 Class M3, 0.6038% 5/25/36 (h)	16,908	659
Series 2006-OP1:
Class M4, 0.6338% 4/25/36 (h)	139,000	5,046
Class M5, 0.6538% 4/25/36 (h)	34,650	379
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.3963% 5/20/13 (h)	555,679	552,418
Series 2006-A6 Class A6, 0.2963% 9/20/13 (h)	350,534	348,477
Series 2006-A7 Class A7, 0.2863% 10/20/12 (h)	164,725	163,758
Series 2006-C1 Class C1, 0.7463% 10/20/14 (h)	95,140	17,601
Series 2007-A1 Class A, 0.3163% 1/20/15 (h)	25,881	25,729
Series 2007-A4 Class A4, 0.2963% 4/22/13 (h)	441,041	438,454
Series 2007-D1 Class D, 1.6663% 1/22/13 (d)(h)	7,316,000	0
Airspeed Ltd. Series 2007-1A Class C1, 2.7759% 6/15/32 (d)(h)	4,254,007	1,554,042
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (d)	5,210,000	5,317,259
Class A4, 3% 10/15/15 (d)	9,105,000	9,521,357
Ally Master Owner Trust:
Series 2010-2 Class A, 4.25% 4/15/17 (d)	16,350,000	17,248,594
Series 2010-3 Class A, 2.88% 4/15/15 (d)	14,890,000	15,294,009
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	105,897	105,931
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1:
Class D, 5.62% 9/8/14	1,026,000	1,029,750
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Prime Automobile Receivables Trust: - continued
Series 2007-1:
Class E, 6.96% 3/8/16 (d)	$ 2,233,886	$ 2,140,609
Series 2007-2M Class A3, 5.22% 6/8/12	51,352	51,545
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9638% 12/25/33 (h)	86,008	61,978
Series 2004-R2 Class M3, 0.8138% 4/25/34 (h)	125,153	13,836
Series 2005-R2 Class M1, 0.7138% 4/25/35 (h)	1,743,000	1,352,220
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7188% 3/25/34 (h)	40,480	27,502
Series 2004-W11 Class M2, 0.9638% 11/25/34 (h)	457,000	269,585
Series 2004-W7 Class M1, 0.8138% 5/25/34 (h)	1,310,000	593,674
Series 2006-W4 Class A2C, 0.4238% 5/25/36 (h)	1,184,800	407,810
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0888% 4/25/34 (h)	2,253,000	1,353,622
Series 2006-HE2 Class M1, 0.6338% 3/25/36 (h)	228,000	16,753
Axon Financial Funding Ltd. 1.1336% 4/4/17 (b)(d)(h)	6,174,000	62
Bank of America Auto Trust Series 2009-1A:
Class A3, 2.67% 7/15/13 (d)	11,800,000	11,984,547
Class A4, 3.52% 6/15/16 (d)	10,100,000	10,593,180
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.0138% 2/25/35 (h)	1,257,000	641,897
BMW Vehicle Lease Trust Series 2009-1 Class A3, 2.91% 3/15/12	5,397,767	5,453,276
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.2883% 12/1/41 (h)	913,778	912,197
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5483% 12/26/24 (h)	1,856,259	1,763,446
C-BASS Trust Series 2006-CB7 Class A2, 0.3238% 10/25/36 (h)	213,104	209,851
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	1,541,724	1,551,641
Class C, 5.31% 6/15/12	1,422,000	1,444,191
Series 2007-1 Class C, 5.38% 11/15/12	506,000	528,572
Series 2007-SN2 Class A4, 1.3059% 5/16/11 (d)(h)	2,120,886	2,121,380
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	7,508,897	7,699,670
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14	5,620,000	5,864,648
Capital One Multi-Asset Execution Trust:
Series 2003-A5 Class A5, 0.5659% 7/15/13 (h)	9,630,000	9,630,192
Series 2008-A3 Class A3, 5.05% 2/15/16	13,676,000	15,055,528
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Multi-Asset Execution Trust: - continued
Series 2008-A5 Class A5, 4.85% 2/18/14	$ 5,405,000	$ 5,546,159
Series 2008-A6 Class A6, 1.3759% 3/17/14 (h)	13,801,000	13,885,099
Series 2009-A2 Class A2, 3.2% 4/15/14	26,000,000	26,524,378
Capital Trust Ltd. Series 2004-1 Class A2, 0.7163% 7/20/39 (d)(h)	252,000	50,400
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	846,000	869,863
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5638% 7/25/36 (h)	931,000	95,327
Series 2006-NC3 Class M10, 2.2638% 8/25/36 (d)(h)	994,000	46,995
Series 2006-NC4 Class M1, 0.5638% 10/25/36 (h)	195,000	23,970
Series 2007-RFC1 Class A3, 0.4038% 12/25/36 (h)	1,471,000	560,163
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4463% 5/20/17 (d)(h)	80,074	71,809
Series 2005-1A Class A1, 4.67% 5/20/17 (d)	396,379	400,541
Chase Issuance Trust:
Series 2005-A7 Class A7, 4.55% 3/15/13	7,000,000	7,107,101
Series 2007-A17 Class A, 5.12% 10/15/14	7,400,000	8,062,873
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (d)	27,750,000	27,848,965
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	26,000,000	26,876,585
Series 2009-A3 Class A3, 2.7% 6/24/13	18,000,000	18,310,343
Series 2009-A5 Class A5, 2.25% 12/23/14	48,200,000	49,546,279
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5338% 5/25/37 (h)	624,000	28,209
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3238% 6/25/47 (h)	88,612	85,263
Series 2007-4 Class A1A, 0.4488% 9/25/37 (h)	552,971	514,600
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (d)	1,245,451	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2338% 4/25/34 (h)	131,909	47,521
Series 2004-4 Class M2, 1.0588% 6/25/34 (h)	496,195	260,273
Series 2005-3 Class MV1, 0.6838% 8/25/35 (h)	1,030,548	970,208
Series 2005-AB1 Class A2, 0.4738% 8/25/35 (h)	156,094	152,113
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (d)	543,915	553,148
Series 2007-C Class A3, 5.43% 5/15/12 (d)	54,818	55,129
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (d)	3,808,000	3,545,591
Asset-Backed Securities - continued
	Principal Amount	Value
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7759% 5/28/35 (h)	$ 31,732	$ 23,799
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4388% 8/25/34 (h)	160,000	72,950
Series 2006-3 Class 2A3, 0.4238% 11/25/36 (h)	5,169,000	1,852,219
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0888% 3/25/34 (h)	20,936	5,811
Series 2005-FF9 Class A3, 0.5438% 10/25/35 (h)	5,594,394	5,235,252
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (d)	3,966,000	4,078,720
Series 2006-C:
Class B, 5.3% 6/15/12	575,000	595,365
Class D, 6.89% 5/15/13 (d)	2,923,000	3,037,717
Series 2007-A Class D, 7.05% 12/15/13 (d)	1,553,000	1,643,313
Series 2009-D:
Class A3, 2.17% 10/15/13	6,500,000	6,598,247
Class A4, 2.98% 8/15/14	5,800,000	6,049,532
Series 2010-B Class A3, 0.98% 10/15/14	14,330,000	14,384,666
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.8259% 6/15/13 (h)	635,000	625,226
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	62,000	62,587
Series 2007-1:
Class A4, 5.03% 2/16/15	424,021	424,543
Class C, 5.43% 2/16/15	535,000	527,714
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7538% 1/25/35 (h)	801,000	278,410
Class M4, 0.9438% 1/25/35 (h)	296,000	32,475
Series 2006-D Class M1, 0.4938% 11/25/36 (h)	282,000	9,604
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6975% 2/25/47 (d)(h)	2,392,000	1,632,540
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	1,933,954	1,547,164
GE Business Loan Trust:
Series 2003-1 Class A, 0.7059% 4/15/31 (d)(h)	224,069	197,181
Series 2006-2A:
Class A, 0.4559% 11/15/34 (d)(h)	2,110,297	1,698,789
Class B, 0.5559% 11/15/34 (d)(h)	762,947	457,768
Class C, 0.6559% 11/15/34 (d)(h)	1,265,517	506,207
Class D, 1.0259% 11/15/34 (d)(h)	481,078	115,459
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4259% 9/15/17 (h)	1,029,000	1,014,278
Asset-Backed Securities - continued
	Principal Amount	Value
Goal Capital Funding Trust Series 2007-1 Class C1, 0.9383% 6/25/42 (h)	$ 643,000	$ 519,410
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	47,645	48,816
Class C, 5.74% 12/15/14	101,220	102,529
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (d)(h)	437,604	105,057
Class M1, 0.9138% 6/25/34 (h)	2,313,000	1,435,037
Series 2007-HE1 Class M1, 0.5138% 3/25/47 (h)	931,000	56,044
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6138% 4/25/36 (h)	165,986	3,781
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3438% 5/25/30 (d)(h)	533,134	138,615
Series 2006-3:
Class B, 0.6638% 9/25/46 (d)(h)	361,000	72,200
Class C, 0.8138% 9/25/46 (d)(h)	1,245,000	186,750
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5838% 8/25/33 (h)	398,459	253,840
Series 2003-3 Class M1, 1.5538% 8/25/33 (h)	685,628	474,187
Series 2003-5 Class A2, 0.9638% 12/25/33 (h)	27,804	15,648
Series 2005-5 Class 2A2, 0.5138% 11/25/35 (h)	125,651	123,119
Series 2006-1 Class 2A3, 0.4888% 4/25/36 (h)	1,503,081	1,447,211
Series 2006-8 Class 2A1, 0.3138% 3/25/37 (h)	8,579	8,414
Honda Auto Receivables Owner Trust Series 2009-3 Class A3, 2.31% 5/15/13	8,600,000	8,737,417
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5563% 3/20/36 (h)	680,075	520,411
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4538% 1/25/37 (h)	1,292,000	400,484
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	6,590,000	6,691,294
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5638% 7/25/36 (h)	178,000	7,845
Series 2007-CH1:
Class AV4, 0.3938% 11/25/36 (h)	1,255,000	954,594
Class MV1, 0.4938% 11/25/36 (h)	1,020,000	570,470
Series 2007-CH3 Class M1, 0.5638% 3/25/37 (h)	499,000	26,847
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.8672% 12/27/29 (h)	703,800	586,049
Series 2006-A Class 2C, 1.6872% 3/27/42 (h)	2,867,000	442,153
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	2,189,246	2,227,477
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3438% 6/25/34 (h)	$ 128,540	$ 87,480
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)	21,641	20,177
Class C, 5.691% 10/20/28 (d)	9,655	8,151
Class D, 6.01% 10/20/28 (d)	115,532	91,698
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5238% 10/25/36 (h)	450,000	27,079
Series 2007-HE1 Class M1, 0.5638% 5/25/37 (h)	641,000	35,010
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0138% 7/25/34 (h)	167,533	72,460
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	186,835	189,304
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9138% 7/25/34 (h)	583,737	449,177
Series 2006-FM1 Class A2B, 0.3738% 4/25/37 (h)	1,909,496	1,656,091
Series 2006-MLN1 Class A2A, 0.3338% 7/25/37 (h)	22,203	21,850
Series 2006-OPT1 Class A1A, 0.5238% 6/25/35 (h)	2,819,968	1,990,102
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6038% 8/25/34 (h)	48,462	32,332
Series 2005-NC1 Class M1, 0.7038% 1/25/35 (h)	326,000	167,467
Series 2005-NC2 Class B1, 1.4338% 3/25/35 (h)	339,222	39,824
Series 2007-HE2 Class M1, 0.5138% 1/25/37 (h)	229,000	6,608
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (j)	3,457,600	494,437
Series 2006-1 Class AIO, 5.5% 4/25/11 (j)	360,174	9,243
Series 2006-2 Class AIO, 6% 8/25/11 (j)	201,000	9,838
Series 2006-3 Class AIO, 7.1% 1/25/12 (j)	323,000	25,033
Series 2006-4:
Class A1, 0.2938% 3/25/25 (h)	360,527	355,574
Class AIO, 6.35% 2/27/12 (j)	1,029,000	86,986
Class D, 1.3638% 5/25/32 (h)	2,193,000	30,858
Series 2007-1 Class AIO, 7.27% 4/25/12 (j)	1,383,000	148,673
Series 2007-2 Class AIO, 6.7% 7/25/12 (j)	1,176,000	138,129
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7738% 9/25/35 (h)	1,164,000	478,891
Series 2005-D Class M2, 0.7338% 2/25/36 (h)	704,000	90,980
Nissan Auto Lease Trust:
Series 2009-A Class A3, 2.92% 12/15/11	11,550,000	11,671,730
Series 2009-B Class A3, 2.07% 1/15/15	10,060,000	10,175,165
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3838% 3/25/36 (h)	31,726	31,610
Asset-Backed Securities - continued
	Principal Amount	Value
Ocala Funding LLC Series 2006-1A Class A, 1.6663% 3/20/11 (b)(d)(h)	$ 962,000	$ 355,940
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3538% 5/25/37 (h)	58,472	56,487
Series 2007-6 Class 2A1, 0.3238% 7/25/37 (h)	107,379	103,614
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5138% 9/25/34 (h)	435,000	187,648
Class M4, 1.7138% 9/25/34 (h)	558,000	88,780
Series 2005-WCH1:
Class M2, 0.7838% 1/25/36 (h)	2,176,000	1,840,781
Class M3, 0.8238% 1/25/36 (h)	391,000	250,766
Class M4, 1.0938% 1/25/36 (h)	1,245,000	391,774
Series 2005-WHQ2:
Class M7, 1.5138% 5/25/35 (h)	1,616,000	23,963
Class M9, 2.1438% 5/25/35 (h)	237,142	586
Providian Master Note Trust Series 2006-C1A Class C1, 0.8259% 3/15/15 (d)(h)	2,842,000	2,831,005
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4938% 12/25/36 (h)	515,000	20,439
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3338% 2/25/37 (h)	56,229	54,897
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0638% 4/25/33 (h)	4,173	3,487
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0588% 3/25/35 (h)	1,369,452	897,977
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9838% 1/25/36 (h)	83,000	2,708
Series 2006-FR4 Class A2A, 0.3438% 8/25/36 (h)	42,697	19,792
Series 2007-NC1 Class A2A, 0.3138% 12/25/36 (h)	17,422	17,071
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4881% 3/20/19 (d)(h)	711,493	663,938
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4871% 6/15/33 (h)	1,043,000	62,947
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)	571,164	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4138% 9/25/34 (h)	41,248	9,815
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3538% 6/25/37 (h)	1,532,508	1,270,671
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	881,299	885,705
Asset-Backed Securities - continued
	Principal Amount	Value
Swift Master Auto Receivables Trust Series 2007-2 Class A, 0.9259% 10/15/12 (h)	$ 2,495,000	$ 2,492,376
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1238% 9/25/34 (h)	115,176	72,285
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0936% 4/6/42 (d)(h)	2,321,354	116,068
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	601,303	614,659
Volkswagen Auto Lease Trust Series 2009-A Class A3, 3.41% 4/16/12	19,000,000	19,336,068
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (d)	84,658	84,886
Series 2006-2A:
Class B, 5.29% 6/20/12 (d)	334,073	335,923
Class D, 5.54% 12/20/12 (d)	507,000	515,331
Class E, 7.05% 5/20/14 (d)	4,753,000	4,840,040
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (d)	749,203	0
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7759% 8/15/15 (d)(h)	7,241,000	7,176,229
Series 2007-A4A Class A4, 5.2% 10/15/14 (d)	10,266,000	10,321,171
Series 2007-A5A Class A5, 1.0259% 10/15/14 (d)(h)	1,720,000	1,720,633
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(d)	6,399	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2978% 10/25/44 (d)(h)	1,459,789	481,730
TOTAL ASSET-BACKED SECURITIES (Cost $460,045,992)		492,465,254
Collateralized Mortgage Obligations - 1.1%

Private Sponsor - 1.0%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.9575% 4/12/56 (d)(h)	1,169,849	701,910
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6987% 4/10/49 (h)	824,000	199,237
Class C, 5.6987% 4/10/49 (h)	2,198,000	370,619
Class D, 5.6987% 4/10/49 (h)	1,100,000	163,609
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.6145% 1/25/34 (h)	1,495,196	1,337,096
Series 2004-1 Class 2A2, 3.6636% 10/25/34 (h)	1,378,585	1,226,453
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-A Class 2A2, 3.5151% 2/25/34 (h)	$ 693,981	$ 611,377
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (h)	124,350	109,835
Class 2A2, 3.0586% 3/25/34 (h)	953,456	870,663
Series 2004-D Class 2A2, 2.9566% 5/25/34 (h)	1,776,589	1,652,627
Series 2004-G Class 2A7, 3.195% 8/25/34 (h)	1,574,042	1,369,595
Series 2004-H Class 2A1, 3.7091% 9/25/34 (h)	1,436,729	1,255,988
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (d)(h)(j)	24,515,725	1,912,227
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5438% 1/25/35 (h)	1,952,126	1,534,819
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4276% 10/12/41 (d)(h)(j)	3,942,532	43,669
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.2363% 2/25/37 (h)	1,175,449	1,125,746
Series 2007-A2 Class 2A1, 3.4095% 7/25/37 (h)	935,135	892,687
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0914% 12/10/49 (h)	1,734,000	1,851,805
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 2.7498% 8/25/34 (h)	737,502	686,531
Class A4, 2.489% 8/25/34 (h)	651,060	617,674
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	1,937,000	387,400
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7759% 7/16/34 (d)(h)	1,734,000	1,690,466
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6638% 5/25/33 (h)	11,799	11,689
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.8818% 11/25/34 (h)	3,886,506	3,747,023
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3566% 11/19/37 (h)	47,570	47,209
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.9962% 10/25/34 (h)	818,294	776,130
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.6847% 10/18/54 (d)(h)	2,889,000	2,826,020
Class C2, 0.9947% 10/18/54 (d)(h)	970,000	936,438
Class M2, 0.7747% 10/18/54 (d)(h)	1,661,000	1,600,374
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.8155% 11/20/56 (d)(h)	2,405,000	2,272,004
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.9975% 10/11/41 (d)(h)	$ 2,545,000	$ 2,506,825
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8163% 12/20/54 (h)	178,650	77,713
Series 2006-1A Class C2, 0.8663% 12/20/54 (d)(h)	5,526,000	2,431,440
Series 2006-2 Class C1, 0.7363% 12/20/54 (h)	4,563,000	2,030,535
Series 2006-3 Class C2, 0.7663% 12/20/54 (h)	922,000	416,172
Series 2006-4:
Class B1, 0.3563% 12/20/54 (h)	3,812,000	2,839,940
Class C1, 0.6463% 12/20/54 (h)	2,331,000	1,025,640
Class M1, 0.4363% 12/20/54 (h)	1,006,000	648,870
Series 2007-1:
Class 1C1, 0.5663% 12/20/54 (h)	1,847,000	821,915
Class 1M1, 0.4163% 12/20/54 (h)	1,238,000	792,320
Class 2C1, 0.6963% 12/20/54 (h)	842,000	374,690
Class 2M1, 0.5163% 12/20/54 (h)	1,589,000	1,016,960
Series 2007-2 Class 2C1, 0.7019% 12/17/54 (h)	2,199,000	956,565
Granite Mortgages Series 2003-2 Class 1A3, 0.7713% 7/20/43 (h)	5,332,450	4,991,500
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.9713% 1/20/44 (h)	365,737	201,113
Series 2004-3 Class 2A1, 0.6793% 9/20/44 (h)	3,630,870	3,394,863
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 3.1041% 4/25/35 (h)	417,267	358,677
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4866% 5/19/35 (h)	325,064	204,147
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (h)	112,528	114,913
Class A3, 5.447% 6/12/47 (h)	3,289,000	3,509,340
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9219% 8/25/36 (h)	1,135,000	964,968
Series 2004-A3 Class 4A1, 4.2862% 7/25/34 (h)	1,005,951	975,461
Series 2004-A5 Class 2A1, 2.8213% 12/25/34 (h)	588,510	535,863
Series 2006-A2 Class 5A1, 3.3347% 11/25/33 (h)	1,694,803	1,588,019
Series 2007-A1 Class 1A1, 3.0108% 7/25/35 (h)	3,059,572	2,808,239
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	780,000	841,061
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4738% 5/25/47 (h)	953,418	597,606
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4938% 10/25/36 (h)	$ 476,000	$ 2,275
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4338% 2/25/37 (h)	1,636,053	1,091,831
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.446% 6/15/22 (d)(h)	153,000	131,580
Class C, 0.466% 6/15/22 (d)(h)	1,288,000	1,094,800
Class D, 0.476% 6/15/22 (d)(h)	496,000	411,680
Class E, 0.486% 6/15/22 (d)(h)	792,000	601,920
Class F, 0.516% 6/15/22 (d)(h)	1,268,000	900,280
Class G, 0.586% 6/15/22 (d)(h)	219,000	148,920
Class H, 0.606% 6/15/22 (d)(h)	595,000	374,850
Class J, 0.646% 6/15/22 (d)(h)	694,000	367,820
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.8028% 8/25/34 (h)	1,050,369	997,191
Series 2005-A2 Class A7, 2.8016% 2/25/35 (h)	827,767	762,532
Series 2006-A6 Class A4, 3.5975% 10/25/33 (h)	707,103	632,763
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (h)	7,424,000	7,937,483
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5538% 7/25/35 (h)	2,083,160	1,642,119
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5638% 3/25/37 (h)	2,543,000	175,615
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.9% 10/25/35 (h)	4,100,698	3,465,098
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6434% 7/10/35 (d)(h)	1,675,462	932,897
Class B6, 3.1434% 7/10/35 (d)(h)	1,565,197	764,755
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	976,004	987,786
Series 2004-SL3 Class A1, 7% 8/25/16	67,323	65,442
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7138% 6/25/33 (d)(h)	414,484	328,545
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	245,000	244,398
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.1948% 7/20/34 (h)	32,897	17,206
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3532% 4/25/33 (h)	312,454	302,721
Series 2003-20 Class 1A1, 5.5% 7/25/33	278,752	285,170
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5288% 9/25/36 (h)	$ 2,763,000	$ 1,576,832
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.4488% 7/25/36 (h)	25,311,208	24,856,821
Series 2006-5 Class A1, 0.3838% 10/25/46 (h)	9,401,681	9,215,612
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.8215% 8/25/33 (h)	530,924	505,475
Series 2005-AR14 Class 1A1, 5.0192% 12/25/35 (h)	2,627,898	2,492,178
Series 2005-AR3 Class A2, 2.727% 3/25/35 (h)	1,389,605	1,217,499
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 2.902% 12/25/34 (h)	3,421,550	3,185,577
Series 2004-H Class A1, 4.5346% 6/25/34 (h)	628,499	603,438
Series 2004-V Class 1A2, 2.9322% 10/25/34 (h)	1,494,005	1,386,956
Series 2004-W Class A9, 2.9891% 11/25/34 (h)	1,521,000	1,452,457
Series 2005-AR10 Class 2A2, 2.9141% 6/25/35 (h)	1,040,657	1,003,282
Series 2005-AR12:
Class 2A5, 2.9082% 7/25/35 (h)	11,270,000	10,533,004
Class 2A6, 2.9082% 7/25/35 (h)	2,068,919	1,925,584
Series 2005-AR2 Class 2A2, 2.8765% 3/25/35 (h)	2,691,789	2,491,094
Series 2005-AR3 Class 2A1, 2.9468% 3/25/35 (h)	1,753,527	1,581,361
Series 2006-AR8 Class 3A1, 5.2162% 4/25/36 (h)	10,538,834	9,492,823
TOTAL PRIVATE SPONSOR		168,041,945
U.S. Government Agency - 0.1%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	232,594	251,515
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	796,963	864,304
Series 2004-86 Class KC, 4.5% 5/25/19	624,483	658,578
Freddie Mac planned amortization class Series 2104 Class PG, 6% 12/15/28	1,543,591	1,701,150
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2356 Class GD, 6% 9/15/16	824,725	891,233
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed planned amortization class: - continued
Series 2363 Class PF, 6% 9/15/16	$ 1,052,011	$ 1,135,175
Series 2425 Class JH, 6% 3/15/17	848,862	932,667
TOTAL U.S. GOVERNMENT AGENCY		6,434,622
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $133,188,021)		174,476,567
Commercial Mortgage Securities - 5.8%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8128% 2/14/43 (h)	1,275,000	1,386,273
Class A3, 6.8628% 2/14/43 (h)	1,377,000	1,494,033
Class A6, 7.1828% 2/14/43 (h)	2,029,000	2,169,431
Class PS1, 1.387% 2/14/43 (h)(j)	5,332,950	157,175
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7202% 5/10/45 (h)	2,024,000	2,177,975
Series 2006-4 Class A1, 5.363% 7/10/46 (h)	305,913	308,036
Series 2006-5:
Class A1, 5.185% 9/10/47	739,843	745,368
Class A2, 5.317% 9/10/47	8,231,000	8,623,396
Class A3, 5.39% 9/10/47	2,418,000	2,607,936
Series 2006-6 Class A3, 5.369% 10/10/45	3,468,000	3,616,599
Series 2007-2 Class A1, 5.421% 4/10/49	396,887	408,049
Series 2007-4 Class A3, 5.811% 2/10/51 (h)	1,729,000	1,863,399
Series 2006-6 Class E, 5.619% 10/10/45 (d)	1,002,000	182,804
Series 2007-3:
Class A3, 5.6578% 6/10/49 (h)	2,896,000	3,102,933
Class A4, 5.6578% 6/10/49 (h)	3,615,000	3,638,027
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	3,797,000	3,955,437
Series 2004-2:
Class A3, 4.05% 11/10/38	1,912,608	1,937,613
Class A4, 4.153% 11/10/38	2,199,000	2,273,124
Series 2004-4 Class A3, 4.128% 7/10/42	108,504	108,429
Series 2004-6 Class A2, 4.161% 12/10/42	1,809,020	1,839,037
Series 2005-1 Class A3, 4.877% 11/10/42	2,859,301	2,872,994
Series 2006-1 Class A1, 5.219% 9/10/45 (h)	1,073,990	1,077,676
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage, Inc.: - continued
Series 2001-3 Class H, 6.562% 4/11/37 (d)	$ 969,000	$ 958,800
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)	434,000	417,759
Class K, 6.15% 5/11/35 (d)	806,000	726,176
Series 2003-2 Class XP, 0.307% 3/11/41 (d)(h)(j)	14,142,985	9,291
Series 2005-3 Series A3B, 5.09% 7/10/43 (h)	5,387,000	5,757,663
Series 2005-6 Class A3, 5.1778% 9/10/47 (h)	3,121,000	3,224,044
Series 2007-1 Class B, 5.543% 1/15/49	1,044,000	342,482
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5859% 3/15/22 (d)(h)	745,000	610,900
Class D, 0.6359% 3/15/22 (d)(h)	754,000	588,120
Class E, 0.6759% 3/15/22 (d)(h)	623,000	467,686
Class F, 0.7459% 3/15/22 (d)(h)	502,000	351,400
Class G, 0.8059% 3/15/22 (d)(h)	326,000	211,900
Series 2006-BIX1:
Class C, 0.4559% 10/15/19 (d)(h)	1,114,000	924,620
Class D, 0.4859% 10/15/19 (d)(h)	1,361,000	1,143,240
Class E, 0.5159% 10/15/19 (d)(h)	1,261,000	1,044,360
Class F, 0.5859% 10/15/19 (d)(h)	2,713,000	2,182,066
Class G, 0.6059% 10/15/19 (d)(h)	1,026,000	714,712
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1138% 12/25/33 (d)(h)	45,169	26,650
Series 2004-1:
Class A, 0.6238% 4/25/34 (d)(h)	1,230,509	972,102
Class B, 2.1638% 4/25/34 (d)(h)	134,590	67,295
Class M1, 0.8238% 4/25/34 (d)(h)	107,627	73,186
Class M2, 1.4638% 4/25/34 (d)(h)	99,629	56,788
Series 2004-2:
Class A, 0.6938% 8/25/34 (d)(h)	945,874	747,241
Class M1, 0.8438% 8/25/34 (d)(h)	105,604	66,530
Series 2004-3:
Class A1, 0.6338% 1/25/35 (d)(h)	2,187,409	1,706,179
Class A2, 0.6838% 1/25/35 (d)(h)	306,340	199,121
Class M1, 0.7638% 1/25/35 (d)(h)	368,636	237,770
Class M2, 1.2638% 1/25/35 (d)(h)	167,620	103,924
Series 2005-2A:
Class A1, 0.5738% 8/25/35 (d)(h)	1,705,944	1,272,634
Class M1, 0.6938% 8/25/35 (d)(h)	80,430	46,255
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-2A:
Class M2, 0.7438% 8/25/35 (d)(h)	$ 132,527	$ 73,208
Class M3, 0.7638% 8/25/35 (d)(h)	73,575	37,465
Class M4, 0.8738% 8/25/35 (d)(h)	45,699	21,725
Series 2005-3A:
Class A1, 0.5838% 11/25/35 (d)(h)	591,224	440,048
Class A2, 0.6638% 11/25/35 (d)(h)	605,548	390,578
Class M2, 0.7538% 11/25/35 (d)(h)	59,765	28,155
Class M3, 0.7738% 11/25/35 (d)(h)	53,837	24,421
Class M4, 0.8638% 11/25/35 (d)(h)	66,679	28,625
Series 2005-4A:
Class A2, 0.6538% 1/25/36 (d)(h)	1,373,177	878,833
Class B1, 1.6638% 1/25/36 (d)(h)	80,022	26,407
Class M1, 0.7138% 1/25/36 (d)(h)	442,788	230,250
Class M2, 0.7338% 1/25/36 (d)(h)	89,625	43,916
Class M3, 0.7638% 1/25/36 (d)(h)	194,187	89,326
Class M4, 0.8738% 1/25/36 (d)(h)	72,553	29,021
Class M5, 0.9138% 1/25/36 (d)(h)	72,553	27,933
Class M6, 0.9638% 1/25/36 (d)(h)	76,821	27,656
Series 2006-1 Class A2, 0.6238% 4/25/36 (d)(h)	209,792	140,561
Series 2006-2A:
Class A1, 0.4938% 7/25/36 (d)(h)	4,071,174	3,144,982
Class A2, 0.5438% 7/25/36 (d)(h)	187,526	127,612
Class B3, 2.9638% 7/25/36 (d)(h)	71,769	13,299
Class M1, 0.5738% 7/25/36 (d)(h)	196,787	93,553
Class M2, 0.5938% 7/25/36 (d)(h)	93,763	42,869
Class M3, 0.6138% 7/25/36 (d)(h)	78,136	32,075
Class M5, 0.7338% 7/25/36 (d)(h)	64,824	23,311
Class M6, 0.8038% 7/25/36 (d)(h)	96,657	30,147
Series 2006-3A:
Class B1, 1.0638% 10/25/36 (d)(h)	84,549	16,910
Class B3, 2.8638% 10/25/36 (d)(h)	99,086	15,854
Class M4, 0.6938% 10/25/36 (d)(h)	93,342	29,870
Class M5, 0.7438% 10/25/36 (d)(h)	111,605	31,249
Class M6, 0.8238% 10/25/36 (d)(h)	323,317	77,596
Series 2006-4A:
Class A1, 0.4938% 12/25/36 (d)(h)	728,987	542,002
Class A2, 0.5338% 12/25/36 (d)(h)	3,851,148	2,448,175
Class B1, 0.9638% 12/25/36 (d)(h)	20,027	4,833
Class B2, 1.5138% 12/25/36 (d)(h)	18,692	3,645
Class B3, 2.7138% 12/25/36 (d)(h)	147,918	16,641
Class M1, 0.5538% 12/25/36 (d)(h)	176,906	82,881
Class M2, 0.5738% 12/25/36 (d)(h)	117,492	50,404
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class M3, 0.6038% 12/25/36 (d)(h)	$ 119,495	$ 46,758
Class M4, 0.6638% 12/25/36 (d)(h)	142,860	50,858
Class M5, 0.7038% 12/25/36 (d)(h)	131,511	44,161
Class M6, 0.7838% 12/25/36 (d)(h)	117,492	37,421
Series 2007-1:
Class A2, 0.5338% 3/25/37 (d)(h)	825,005	519,753
Class B1, 0.9338% 3/25/37 (d)(h)	208,014	45,763
Class B2, 1.4138% 3/25/37 (d)(h)	149,488	27,655
Class B3, 3.6138% 3/25/37 (d)(h)	519,682	77,952
Class M1, 0.5338% 3/25/37 (d)(h)	183,334	82,500
Class M2, 0.5538% 3/25/37 (d)(h)	137,501	53,625
Class M3, 0.5838% 3/25/37 (d)(h)	57,116	19,991
Class M4, 0.6338% 3/25/37 (d)(h)	41,603	13,313
Class M5, 0.6838% 3/25/37 (d)(h)	152,309	44,169
Class M6, 0.7638% 3/25/37 (d)(h)	213,655	52,345
Series 2007-2A:
Class A1, 0.5338% 7/25/37 (d)(h)	1,540,801	1,078,561
Class A2, 0.5838% 7/25/37 (d)(h)	1,443,496	750,618
Class B1, 1.8638% 7/25/37 (d)(h)	390,025	58,504
Class B2, 2.5138% 7/25/37 (d)(h)	338,558	50,784
Class B3, 3.6138% 7/25/37 (d)(h)	380,375	49,449
Class M1, 0.6338% 7/25/37 (d)(h)	442,297	168,073
Class M2, 0.6738% 7/25/37 (d)(h)	230,798	69,240
Class M3, 0.7538% 7/25/37 (d)(h)	233,211	53,639
Class M4, 0.9138% 7/25/37 (d)(h)	485,722	97,144
Class M5, 1.0138% 7/25/37 (d)(h)	429,430	73,003
Class M6, 1.2638% 7/25/37 (d)(h)	545,231	84,511
Series 2007-3:
Class A2, 0.5538% 7/25/37 (d)(h)	746,433	455,473
Class B1, 1.2138% 7/25/37 (d)(h)	335,354	76,058
Class B2, 1.8638% 7/25/37 (d)(h)	962,790	210,370
Class B3, 4.2638% 7/25/37 (d)(h)	450,294	92,896
Class M1, 0.5738% 7/25/37 (d)(h)	296,815	133,151
Class M2, 0.6038% 7/25/37 (d)(h)	316,422	117,045
Class M3, 0.6338% 7/25/37 (d)(h)	510,468	164,677
Class M4, 0.7638% 7/25/37 (d)(h)	895,854	269,025
Class M5, 0.8638% 7/25/37 (d)(h)	407,698	115,297
Class M6, 1.0638% 7/25/37 (d)(h)	309,661	74,226
Series 2007-4A:
Class B1, 2.8138% 9/25/37 (d)(h)	223,034	22,303
Class B2, 3.7138% 9/25/37 (d)(h)	1,015,189	91,367
Class M1, 1.2138% 9/25/37 (d)(h)	213,634	57,681
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class M2, 1.3138% 9/25/37 (d)(h)	$ 213,634	$ 49,136
Class M4, 1.8638% 9/25/37 (d)(h)	687,047	123,669
Class M5, 2.0138% 9/25/37 (d)(h)	687,047	103,057
Class M6, 2.2138% 9/25/37 (d)(h)	690,466	82,856
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(j)	4,287,675	143,637
Series 2007-5A Class IO, 3.047% 10/25/37 (d)(h)(j)	9,768,652	1,055,014
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7159% 3/15/19 (d)(h)	657,000	480,248
Class H, 0.9259% 3/15/19 (d)(h)	442,000	248,228
Class J, 1.1259% 3/15/19 (d)(h)	332,000	179,115
Series 2007-BBA8:
Class D, 0.5259% 3/15/22 (d)(h)	554,000	321,320
Class E, 0.5759% 3/15/22 (d)(h)	2,884,000	1,586,200
Class F, 0.6259% 3/15/22 (d)(h)	1,770,000	902,700
Class G, 0.6759% 3/15/22 (d)(h)	364,000	174,720
Class H, 0.8259% 3/15/22 (d)(h)	554,000	221,600
Class J, 0.9759% 3/15/22 (d)(h)	554,000	177,280
sequential payer:
2007-PW15 Class A4, 5.331% 2/11/44	10,000,000	10,167,629
Series 2003-PWR2 Class A3, 4.834% 5/11/39	611,686	622,226
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,734,291	1,762,516
Series 2006-T24 Class A1, 4.905% 10/12/41 (h)	1,385,539	1,410,560
Series 2007 PW17 Class A4, 5.694% 6/11/50	9,784,000	10,385,082
Series 2007-PW16 Class A4, 5.7172% 6/11/40 (h)	2,484,000	2,616,850
Series 2007-PW17 Class A1, 5.282% 6/11/50	797,059	813,540
Series 2007-PW18:
Class A2, 5.613% 6/11/50	605,000	634,756
Class A4, 5.7% 6/11/50	20,000,000	21,221,426
Series 2007-T26 Class A1, 5.145% 1/12/45 (h)	454,233	465,386
Series 2003-PWR2 Class X2, 0.4686% 5/11/39 (d)(h)(j)	13,441,925	70,726
Series 2003-T12 Class X2, 0.4996% 8/13/39 (d)(h)(j)	21,345,582	152,341
Series 2006-PW13 Class A3, 5.518% 9/11/41	6,120,000	6,486,742
Series 2006-PW14 Class X2, 0.6529% 12/11/38 (d)(h)(j)	23,497,252	421,522
Series 2006-T22 Class A4, 5.4623% 4/12/38 (h)	217,000	239,909
Series 2007-PW15 Class A1, 5.016% 2/11/44	374,522	383,062
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-PW16:
Class B, 5.7172% 6/11/40 (d)(h)	$ 277,000	$ 99,777
Class C, 5.7172% 6/11/40 (d)(h)	231,000	71,649
Class D, 5.7172% 6/11/40 (d)(h)	231,000	60,959
Series 2007-PW18 Class X2, 0.3206% 6/11/50 (d)(h)(j)	161,976,505	2,076,847
Series 2007-T28:
Class A1, 5.422% 9/11/42	255,565	264,288
Class X2, 0.1751% 9/11/42 (d)(h)(j)	81,007,236	631,759
C-BASS Trust floater Series 2006-SC1 Class A, 0.5338% 5/25/36 (d)(h)	754,930	445,784
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	2,037,000	2,195,821
Class XCL, 2.1172% 5/15/35 (d)(h)(j)	22,599,252	631,023
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	75,197	74,998
Class F, 7.734% 1/15/32	376,000	374,701
Series 2000-3 Class G 6.887% 10/15/32 (d)	3,994,000	3,974,268
Series 2001-245 Class A2, 6.275% 2/12/16 (d)(h)	1,722,864	1,751,291
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5819% 8/15/21 (d)(h)	619,000	542,176
Class G, 0.6019% 8/15/21 (d)(h)	462,000	373,181
Class H, 0.6419% 8/15/21 (d)(h)	368,000	275,415
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	2,916,125	2,696,171
Series 2007-C6:
Class A1, 5.622% 12/10/49 (h)	6,567,266	6,685,316
Class A2, 5.6985% 12/10/49 (h)	2,250,000	2,366,001
Class A4, 5.6985% 12/10/49 (h)	6,296,000	6,700,314
Series 2007-FL3A Class A2, 0.4159% 4/15/22 (d)(h)	3,443,000	2,961,570
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD3 Class A3, 5.607% 10/15/48	6,300,000	6,995,779
Series 2007-CD4:
Class A1, 4.977% 12/11/49	292,485	295,419
Class A2A, 5.237% 12/11/49	1,543,000	1,586,664
Class A4, 5.322% 12/11/49	25,001,000	25,471,104
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,688,000	1,784,630
Class C, 5.476% 12/11/49	3,265,000	914,200
Commercial Mortgage Securities - continued
	Principal Amount	Value
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8179% 5/15/46 (h)	$ 1,734,000	$ 1,853,712
Series 2006-C1 Class B, 5.359% 8/15/48	5,202,000	728,280
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5059% 4/15/17 (d)(h)	3,884,000	3,301,400
Class C, 0.5459% 4/15/17 (d)(h)	1,395,000	1,143,900
Class D, 0.5859% 4/15/17 (d)(h)	802,000	625,560
Class E, 0.6459% 4/15/17 (d)(h)	247,000	185,250
Class F, 0.6859% 4/15/17 (d)(h)	140,000	96,600
Class G, 0.8259% 4/15/17 (d)(h)	140,000	88,200
Class H, 0.8959% 4/15/17 (d)(h)	140,000	72,800
Class J, 1.1259% 4/15/17 (d)(h)	108,000	43,200
Series 2005-FL11:
Class C, 0.5759% 11/15/17 (d)(h)	1,744,407	1,604,855
Class D, 0.6159% 11/15/17 (d)(h)	90,750	81,675
Class E, 0.6659% 11/15/17 (d)(h)	321,788	279,956
Class F, 0.7259% 11/15/17 (d)(h)	199,912	163,928
Class G, 0.7759% 11/15/17 (d)(h)	138,974	97,282
Series 2006-FL12 Class AJ, 0.4059% 12/15/20 (d)(h)	2,471,000	2,050,930
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (h)	26,123	26,106
Series 2006-C8:
Class A3, 5.31% 12/10/46	4,941,000	5,148,736
Class A4, 5.306% 12/10/46	9,370,000	9,651,501
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	2,931,000	2,940,404
Series 2007-C9 Class A4, 5.8157% 12/10/49 (h)	3,836,000	4,151,874
Series 2004-LBN2 Class X2, 0.8492% 3/10/39 (d)(h)(j)	3,260,709	11,880
Series 2006-C8:
Class B, 5.44% 12/10/46	3,003,000	936,098
Class XP, 0.4814% 12/10/46 (h)(j)	17,971,874	264,057
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	4,618,000	4,791,345
Series 2006-C5:
Class A1, 5.297% 12/15/39	66,971	67,057
Class AJ, 5.373% 12/15/39	3,511,000	2,219,778
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C2:
Class A1, 5.269% 1/15/49	$ 220,283	$ 221,213
Class A3, 5.542% 1/15/49 (h)	3,468,000	3,448,129
Series 2007-C3:
Class A1, 5.664% 6/15/39 (h)	11,829	11,817
Class A4, 5.7223% 6/15/39 (h)	1,923,000	1,908,853
Series 2006-C4 Class AAB, 5.439% 9/15/39	9,869,000	10,541,878
Series 2006-C5 Class ASP, 0.6707% 12/15/39 (h)(j)	12,105,276	179,397
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	3,962,000	3,956,433
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6259% 4/15/22 (d)(h)	6,186,000	2,474,400
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,734,000	1,812,996
Series 2002-CP5 Class A1, 4.106% 12/15/35	119,489	122,330
Series 2004-C1:
Class A3, 4.321% 1/15/37	429,891	435,866
Class A4, 4.75% 1/15/37	807,000	840,958
Series 1998-C1 Class D, 7.17% 5/17/40	97,592	98,267
Series 1999-C1 Class E, 7.8879% 9/15/41 (h)	149,344	148,986
Series 2001-CK6 Class AX, 0.8793% 8/15/36 (h)(j)	4,622,982	36,229
Series 2001-CKN5 Class AX, 1.9642% 9/15/34 (d)(h)(j)	13,917,413	173,016
Series 2003-C4 Class ASP, 0.4351% 8/15/36 (d)(h)(j)	10,667,693	171
Series 2004-C1 Class ASP, 0.9553% 1/15/37 (d)(h)(j)	66,610,080	323,519
Series 2006-C1 Class A3, 5.5486% 2/15/39 (h)	9,156,000	9,910,857
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4259% 2/15/22 (d)(h)	656,000	439,520
Class C:
0.4459% 2/15/22 (d)(h)	1,521,000	866,970
0.5459% 2/15/22 (d)(h)	543,000	249,780
Class F, 0.5959% 2/15/22 (d)(h)	1,086,000	445,260
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	100,201	101,499
Series 2007-C1:
Class ASP, 0.4159% 2/15/40 (h)(j)	32,463,287	372,555
Class B, 5.487% 2/15/40 (d)(h)	2,651,000	318,120
Commercial Mortgage Securities - continued
	Principal Amount	Value
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	$ 618,000	$ 625,350
Class G, 6.936% 3/15/33 (d)	1,141,000	1,141,208
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	29,361,000	29,401,157
Series 2001-1 Class X1, 1.0321% 5/15/33 (d)(h)(j)	16,670,020	73,671
Series 2004-C1 Class X2, 1.1164% 11/10/38 (d)(h)(j)	8,661,396	33,825
Series 2005-C1 Class B, 4.846% 6/10/48 (h)	495,000	351,633
Series 2007-C1 Class XP, 0.2009% 12/10/49 (h)(j)	33,334,789	207,829
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.6149% 4/10/40 (d)(h)(j)	8,795,328	16,800
Series 2004-C3 Class X2, 0.6312% 12/10/41 (h)(j)	18,112,231	124,958
Series 2005-C1 Class X2, 0.6565% 5/10/43 (h)(j)	6,890,440	67,503
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.49% 11/5/21 (d)(h)	652,000	483,046
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	478,666	481,686
Series 2007-GG11:
Class A1, 5.358% 12/10/49	1,653,811	1,716,155
Class A2, 5.597% 12/10/49	3,468,000	3,661,932
Series 2007-GG9 Class A4, 5.444% 3/10/39	16,142,000	16,906,889
Series 2003-C2 Class XP, 0.8232% 1/5/36 (d)(h)(j)	10,508,949	24,667
Series 2005-GG3 Class XP, 0.6925% 8/10/42 (d)(h)(j)	32,119,529	286,657
Series 2006-GG7:
Class A3, 5.8883% 7/10/38 (h)	4,571,000	4,963,375
Class A4, 5.8883% 7/10/38 (h)	13,274,000	14,451,138
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(j)	41,221,706	429,056
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5353% 6/6/20 (d)(h)	88,000	80,124
Class D, 0.5753% 6/6/20 (d)(h)	414,000	357,889
Class E, 0.6653% 6/6/20 (d)(h)	479,000	402,440
Class F, 0.7353% 6/6/20 (d)(h)	681,000	546,262
Series 2007-EOP:
Class C, 0.6153% 3/6/20 (d)(h)	1,781,000	1,585,090
Class D, 0.6653% 3/6/20 (d)(h)	7,692,000	6,768,960
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II: - continued
floater:
Series 2007-EOP:
Class F, 0.7753% 3/6/20 (d)(h)	$ 146,000	$ 126,290
Class G, 0.8153% 3/6/20 (d)(h)	74,000	62,160
Class H, 0.9453% 3/6/20 (d)(h)	446,000	376,870
Class J, 1.1453% 3/6/20 (d)(h)	639,000	530,370
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	538,000	559,072
Series 2005-GG4 Class XP, 0.7044% 7/10/39 (d)(h)(j)	32,788,420	390,245
Series 2006-GG6:
Class A2, 5.506% 4/10/38	9,118,125	9,256,575
Class A3, 5.5774% 4/10/38 (h)	20,000,000	21,009,914
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8:
Class A2, 5.479% 11/10/39	9,531,000	9,777,149
Class A4, 5.56% 11/10/39 (h)	34,187,000	36,169,846
Series 2007-GG10:
Class A1, 5.69% 8/10/45	521,511	537,907
Class A2, 5.778% 8/10/45	826,000	858,562
Class A4, 5.8077% 8/10/45 (h)	12,408,000	12,824,137
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9177% 1/15/38 (d)(h)(j)	2,560,503	10,867
Series 2004-CB8 Class X2, 1.0321% 1/12/39 (d)(h)(j)	2,558,698	14,184
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4459% 11/15/18 (d)(h)	1,278,857	895,200
Class C, 0.4859% 11/15/18 (d)(h)	908,283	599,467
Class D, 0.5059% 11/15/18 (d)(h)	201,713	114,976
Class E, 0.5559% 11/15/18 (d)(h)	368,846	206,554
Class F, 0.6059% 11/15/18 (d)(h)	552,692	287,400
Class G, 0.6359% 11/15/18 (d)(h)	480,652	240,326
Class H, 0.7759% 11/15/18 (d)(h)	368,846	162,292
sequential payer:
Series 2005-CB11 Class A2, 5.016% 8/12/37	676,703	675,768
Series 2006-CB14 Class A3B, 5.4835% 12/12/44 (h)	5,157,000	5,502,666
Series 2006-CB15 Class A3, 5.819% 6/12/43 (h)	2,611,000	2,776,674
Series 2006-LDP8 Class A4, 5.399% 5/15/45	2,725,000	2,923,371
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (h)	824,000	878,898
Class A3, 5.336% 5/15/47	10,293,000	10,717,451
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-CB18 Class A4, 5.44% 6/12/47	$ 4,270,000	$ 4,470,251
Series 2007-CB19 Class A4, 5.7461% 2/12/49 (h)	16,081,000	16,865,303
Series 2007-CB20 Class A4, 5.794% 2/12/51	17,256,000	18,358,217
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (h)	4,868,000	5,090,237
Series 2007-LDP10 Class A1, 5.122% 1/15/49	56,917	57,418
Series 2007-LDPX Class A3, 5.412% 1/15/49	9,962,000	10,188,899
Series 2004-LDP4 Class D, 5.1488% 10/15/42 (h)	1,561,000	722,804
Series 2005-CB13 Class E, 5.3519% 1/12/43 (d)(h)	877,000	81,156
Series 2006-CB17 Class A3, 5.45% 12/12/43	494,000	519,744
Series 2007-CB19:
Class B, 5.7461% 2/12/49 (h)	148,000	45,904
Class C, 5.7461% 2/12/49 (h)	388,000	120,344
Class D, 5.7461% 2/12/49 (h)	407,000	120,503
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (h)	331,000	99,341
Class CS, 5.466% 1/15/49 (h)	143,000	36,795
Class ES, 5.541% 1/15/49 (d)(h)	896,000	63,160
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	715,000	721,630
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.9499% 7/15/44 (h)	1,403,000	1,451,321
Series 1998-C1 Class D, 6.98% 2/18/30	647,101	651,193
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	307,795	313,304
Series 2001-C3 Class A1, 6.058% 6/15/20	8,058	8,072
Series 2006-C1 Class A2, 5.084% 2/15/31	754,867	761,652
Series 2006-C3 Class A1, 5.478% 3/15/32	37,872	38,047
Series 2006-C6:
Class A1, 5.23% 9/15/39	176,899	177,037
Class A2, 5.262% 9/15/39 (h)	3,026,000	3,104,063
Series 2006-C7:
Class A1, 5.279% 11/15/38	401,637	408,961
Class A2, 5.3% 11/15/38	1,907,000	1,966,591
Class A3, 5.347% 11/15/38	3,172,000	3,363,255
Series 2007-C1:
Class A1, 5.391% 2/15/40 (h)	193,935	197,563
Class A4, 5.424% 2/15/40	20,427,000	21,439,287
Series 2007-C2 Class A3, 5.43% 2/15/40	4,646,000	4,785,287
Series 2000-C5 Class E, 7.29% 12/15/32	121,000	121,659
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2001-C3 Class B, 6.512% 6/15/36	$ 3,352,000	$ 3,465,225
Series 2001-C7 Class D, 6.514% 11/15/33	1,907,000	1,926,453
Series 2004-C2 Class XCP, 1.0459% 3/15/36 (d)(h)(j)	19,326,007	108,732
Series 2004-C4 Class A2, 4.567% 6/15/29 (h)	203,998	206,127
Series 2005-C3 Class XCP, 0.7548% 7/15/40 (h)(j)	5,367,427	62,835
Series 2006-C3 Class A3 5.689% 3/15/32	1,025,000	1,083,321
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (h)(j)	9,856,970	160,033
Series 2007-C1:
Class C, 5.533% 2/15/40 (h)	3,815,000	845,309
Class D, 5.563% 2/15/40 (h)	694,000	123,757
Class E, 5.582% 2/15/40 (h)	347,000	53,073
Class XCP, 0.3203% 2/15/40 (h)(j)	3,961,998	46,153
Series 2007-C6 Class A4, 5.858% 7/15/40 (h)	3,917,000	4,039,862
Series 2007-C7:
Class A3, 5.866% 9/15/45	5,670,000	5,940,848
Class XCP, 0.2905% 9/15/45 (h)(j)	136,095,336	1,490,598
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (d)	496,000	506,078
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5059% 9/15/21 (d)(h)	555,142	426,037
Class E, 0.5659% 9/15/21 (d)(h)	2,003,583	1,518,661
Class F, 0.6159% 9/15/21 (d)(h)	965,627	720,320
Class G, 0.6359% 9/15/21 (d)(h)	1,906,832	1,320,405
Class H, 0.6759% 9/15/21 (d)(h)	492,207	214,562
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	3,078,000	3,258,233
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	195,092	196,053
Series 2005-MKB2 Class A2, 4.806% 9/12/42	3,034,853	3,032,508
Series 2007-C1 Class A1, 4.533% 6/12/50	410,626	414,651
Series 2005-CKI1 Class A3, 5.2324% 11/12/37 (h)	2,847,000	2,942,168
Series 2005-LC1 Class F, 5.3777% 1/12/44 (d)(h)	1,509,000	559,372
Series 2006-C1 Class A2, 5.6099% 5/12/39 (h)	2,445,000	2,579,627
Series 2007-C1:
Class A3, 5.826% 6/12/50 (h)	7,212,000	7,657,170
Class A4, 5.826% 6/12/50 (h)	6,564,000	7,036,485
Series 2008-C1 Class A4, 5.69% 2/12/51	3,701,000	3,923,573
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4625% 12/12/49 (h)	$ 808,000	$ 785,059
sequential payer:
Series 2006-1 CLass A3, 5.4664% 2/12/39 (h)	1,845,000	1,938,191
Series 2006-4 Class ASB, 5.133% 12/12/49 (h)	1,490,000	1,598,179
Series 2007-5:
Class A1, 4.275% 8/12/48	43,490	43,741
Class A3, 5.364% 8/12/48	676,000	692,464
Class A4, 5.378% 8/12/48	20,069,000	19,614,014
Class B, 5.479% 2/12/17	5,202,000	916,309
Series 2007-6:
Class A1, 5.175% 3/12/51	91,264	92,637
Class A2, 5.331% 3/12/51	20,000,000	20,632,514
Class A4, 5.485% 3/12/51 (h)	24,350,000	24,266,229
Series 2007-7 Class A4, 5.7485% 6/12/50 (h)	6,069,000	6,099,890
Series 2007-8 Class A1, 4.622% 8/12/49	351,805	359,352
Series 2007-9:
Class A2, 5.59% 9/12/49	8,734,000	9,102,643
Class A4, 5.7% 9/12/49	185,000	192,100
Class ASB, 5.644% 9/12/49	12,500,000	13,616,893
Series 2006-4 Class XP, 0.6254% 12/12/49 (h)(j)	35,212,926	640,044
Series 2007-6 Class B, 5.635% 3/12/51 (h)	1,734,000	517,735
Series 2007-7 Class B, 5.75% 6/12/50	1,295,000	215,751
Series 2007-8 Class A3, 5.9564% 8/12/49 (h)	1,496,000	1,608,351
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.472% 7/15/19 (d)(h)	671,000	83,875
Class F, 0.592% 7/15/19 (d)(h)	1,669,000	1,518,790
Class G, 0.632% 7/15/19 (d)(h)	948,000	682,560
Series 2007-XCLA Class A1, 0.472% 7/17/17 (d)(h)	2,068,306	1,137,569
Series 2007-XLCA Class B, 0.772% 7/17/17 (d)(h)	2,033,616	142,353
Series 2007-XLFA:
Class C, 0.432% 10/15/20 (d)(h)	995,000	422,875
Class D, 0.462% 10/15/20 (d)(h)	545,000	122,625
Class E, 0.522% 10/15/20 (d)(h)	681,000	85,125
Class F, 0.572% 10/15/20 (d)(h)	409,000	40,900
Class G, 0.612% 10/15/20 (d)(h)	505,000	37,875
Class H, 0.702% 10/15/20 (d)(h)	318,000	7,950
Class J, 0.852% 10/15/20 (d)(h)	363,000	9,075
Class MHRO, 0.962% 10/15/20 (d)(h)	482,325	96,465
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class MJPM, 1.272% 10/15/20 (d)(h)	$ 113,175	$ 84,882
Class MSTR, 0.972% 10/15/20 (d)(h)	210,691	42,138
Class NHRO, 1.162% 10/15/20 (d)(h)	734,010	102,761
Class NSTR, 1.122% 10/15/20 (d)(h)	191,450	26,803
sequential payer:
Series 2003-IQ5 Class X2, 0.8727% 4/15/38 (d)(h)(j)	5,338,545	44,163
Series 2005-IQ9 Class A3, 4.54% 7/15/56	2,575,000	2,667,843
Series 2006-HQ10 Class A1, 5.131% 11/12/41	270,595	273,598
Series 2006-T23 Class A1, 5.682% 8/12/41	508,085	515,245
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	324,699	330,780
Class A31, 5.439% 2/12/44 (h)	7,959,000	8,381,246
Series 2007-IQ13 Class A1, 5.05% 3/15/44	332,328	337,173
Series 2007-IQ14 Class A1, 5.38% 4/15/49	844,870	868,789
Series 2007-IQ16 Class A4, 5.809% 12/12/49	9,680,000	10,217,734
Series 2007-T25:
Class A1, 5.391% 11/12/49	229,373	235,653
Class A2, 5.507% 11/12/49	1,705,000	1,861,322
Series 2007-T27 Class A4, 5.6487% 6/11/42 (h)	3,492,000	3,841,042
Series 2003-IQ6 Class X2, 0.5807% 12/15/41 (d)(h)(j)	11,219,769	81,534
Series 2005-IQ9 Class X2, 1.0854% 7/15/56 (d)(h)(j)	19,294,928	274,698
Series 2006-HQ10 Class X2, 0.4996% 11/12/41 (d)(h)(j)	8,898,187	96,906
Series 2006-HQ8 Class A3, 5.4379% 3/12/44 (h)	2,689,000	2,757,714
Series 2006-HQ9 Class B, 5.832% 7/12/44 (h)	2,573,000	1,904,020
Series 2006-IQ11:
Class A3, 5.7325% 10/15/42 (h)	2,878,000	3,070,551
Class A4, 5.7685% 10/15/42 (h)	520,000	578,328
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,734,000	433,500
Series 2006-T23 Class A3, 5.8072% 8/12/41 (h)	885,000	954,073
Series 2007-HQ11 Class B, 5.538% 2/20/44 (h)	3,144,000	1,131,840
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (h)	2,601,000	2,640,351
Class AAB, 5.654% 4/15/49	4,940,000	5,281,044
Class B, 5.7249% 4/15/49 (h)	426,000	102,240
Series 2007-XLC1:
Class C, 0.872% 7/17/17 (d)(h)	2,738,874	68,472
Class D, 0.972% 7/17/17 (d)(h)	1,289,823	32,246
Class E, 1.072% 7/17/17 (d)(h)	1,049,163	26,229
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	$ 17,245	$ 17,622
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	529,776	529,610
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	194,714	202,823
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	1,474,000	1,502,503
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4759% 1/15/18 (d)(h)	1,041,000	1,035,076
Series 2006-WL7A:
Class E, 0.5519% 9/15/21 (d)(h)	1,481,000	878,786
Class F, 0.6119% 8/11/18 (d)(h)	1,532,000	639,807
Class G, 0.6319% 8/11/18 (d)(h)	1,452,000	589,540
Class J, 0.8719% 8/11/18 (d)(h)	323,000	82,708
Series 2007-WHL8:
Class AP1, 0.9759% 6/15/20 (d)(h)	93,624	51,493
Class AP2, 1.0759% 6/15/20 (d)(h)	157,378	78,689
Class F, 0.7559% 6/15/20 (d)(h)	3,844,000	961,000
Class LXR1, 0.9759% 6/15/20 (d)(h)	212,473	127,484
Class LXR2, 1.0759% 6/15/20 (d)(h)	2,620,829	1,310,414
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	101,448	101,380
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	2,964,535	2,989,414
Series 2003-C8 Class A3, 4.445% 11/15/35	7,552,000	7,723,985
Series 2004-C14 Class A2, 4.368% 8/15/41	8,865,967	9,149,424
Series 2006-C27 Class A2, 5.624% 7/15/45	1,549,000	1,587,909
Series 2006-C29:
Class A1, 5.11% 11/15/48	552,285	559,593
Class A3, 5.313% 11/15/48	4,606,000	4,903,831
Class A4, 5.308% 11/15/48	12,000,000	12,841,876
Series 2007-C30:
Class A1, 5.031% 12/15/43	118,287	119,462
Class A3, 5.246% 12/15/43	1,489,000	1,502,558
Class A4, 5.305% 12/15/43	510,000	508,926
Class A5, 5.342% 12/15/43	1,855,000	1,807,317
Series 2007-C31:
Class A1, 5.14% 4/15/47	153,133	154,807
Class A4, 5.509% 4/15/47	6,419,000	6,349,493
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C32:
Class A2, 5.735% 6/15/49 (h)	$ 2,081,000	$ 2,165,283
Class A3, 5.74% 6/15/49 (h)	28,312,000	28,200,114
Series 2003-C6 Class G, 5.125% 8/15/35 (d)(h)	824,000	777,145
Series 2003-C8 Class XP, 0.1813% 11/15/35 (d)(h)(j)	3,313,108	3,451
Series 2003-C9 Class XP, 0.4499% 12/15/35 (d)(h)(j)	4,638,507	6,192
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (d)(h)	1,333,000	1,239,690
Class 180B, 5.3979% 10/15/41 (d)(h)	607,000	546,300
Series 2005-C19 Class B, 4.892% 5/15/44	1,734,000	1,417,550
Series 2005-C22:
Class B, 5.3598% 12/15/44 (h)	3,845,000	2,641,129
Class F, 5.3598% 12/15/44 (d)(h)	2,892,000	1,155,694
Series 2006-C29 Class E, 5.516% 11/15/48 (h)	1,734,000	537,087
Series 2007-C30:
Class C, 5.483% 12/15/43 (h)	5,202,000	863,677
Class D, 5.513% 12/15/43 (h)	2,774,000	237,940
Class XP, 0.4367% 12/15/43 (d)(h)(j)	19,971,765	272,716
Series 2007-C31 Class C, 5.6935% 4/15/47 (h)	4,147,000	879,082
Series 2007-C31A Class A2, 5.421% 4/15/47	11,870,000	12,288,207
Series 2007-C32:
Class D, 5.74% 6/15/49 (h)	1,303,000	259,794
Class E, 5.74% 6/15/49 (h)	2,054,000	351,342
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33:
Class A4, 5.902% 2/15/51 (h)	1,500,000	1,523,323
Class A5, 5.902% 2/15/51 (h)	2,818,000	2,854,212
Series 2007-C33 Class B, 5.902% 2/15/51 (h)	2,916,000	951,451
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $727,630,129)		934,707,252
Municipal Securities - 0.3%

California Gen. Oblig.:
5.25% 4/1/14	9,500,000	10,077,220
6.2% 3/1/19	7,000,000	7,598,850
7.5% 4/1/34	6,800,000	7,633,952
Municipal Securities - continued
	Principal Amount	Value
California Gen. Oblig.: - continued
7.55% 4/1/39	$ 10,200,000	$ 11,586,384
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15	9,780,000	9,974,818
TOTAL MUNICIPAL SECURITIES (Cost $43,581,993)		46,871,224
Foreign Government and Government Agency Obligations - 0.1%

Brazilian Federative Republic 4.875% 1/22/21	5,930,000	6,359,925
Chilean Republic 7.125% 1/11/12	2,128,000	2,289,941
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $8,326,301)		8,649,866
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $499,864)	528,000	567,345
Bank Notes - 0.0%

National City Bank, Cleveland 0.6384% 3/1/13 (h) (Cost $2,962,503)	3,474,000	3,370,848
Fixed-Income Funds - 20.8%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (i)	4,549,729	496,693,915
Fidelity Mortgage Backed Securities Central Fund (i)	25,364,236	2,690,638,106
Fidelity Specialized High Income Central Fund (i)	1,924,110	188,755,230
TOTAL FIXED-INCOME FUNDS (Cost $3,225,569,828)		3,376,087,251
Preferred Securities - 0.0%
	Principal Amount	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (h)	$ 735,000	$ 614,279
MUFG Capital Finance 1 Ltd. 6.346% (h)	4,742,000	4,758,130
		5,372,409
TOTAL PREFERRED SECURITIES (Cost $3,678,126)		5,372,409
Cash Equivalents - 5.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.25%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) # (Cost $949,534,000)	$ 949,540,552	949,534,000
TOTAL INVESTMENT PORTFOLIO - 106.6% (Cost $16,110,551,622)		17,336,885,153
NET OTHER ASSETS (LIABILITIES) - (6.6)%		(1,068,799,523)
NET ASSETS - 100%		$ 16,268,085,630
Swap Agreements
	Expiration Date	Notional Amount
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	$ 325,000,000	$ 4,530,013
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $785,904,515 or 4.8% of net assets.

(e) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $16,446,320 or 0.1% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) A portion of the security is subject to a forward commitment to sell.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$949,534,000 due 9/01/10 at 0.25%
Banc of America Securities LLC	$ 73,925,376
Bank of America NA	110,962,076
Barclays Capital, Inc.	221,924,153
Goldman, Sachs & Co.	36,987,359
Merrill Lynch Government Securities, Inc.	66,577,246
Mizuho Securities USA, Inc.	295,898,870
Morgan Stanley & Co., Inc.	143,258,920
$ 949,534,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 16,563,259
Fidelity Mortgage Backed Securities Central Fund	98,159,901
Fidelity Specialized High Income Central Fund	12,902,465
Total	$ 127,625,625
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 264,894,560	$ 650,771,236	$ 440,502,962	$ 496,693,915	24.1%
Fidelity Corporate Bond 1-5 Year Central Fund	114,361,754	-	115,884,085 *	-	0.0%
Fidelity Mortgage Backed Securities Central Fund	2,354,698,653	1,048,914,467	820,335,138	2,690,638,106	38.3%
Fidelity Specialized High Income Central Fund	159,633,558	12,902,249	-	188,755,230	43.1%
Total	$ 2,893,588,525	$ 1,712,587,952	$ 1,376,722,185	$ 3,376,087,251
* Includes the value of shares redeemed through in-kind transactions. See Note 8 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,388,744,973	$ -	$ 3,388,744,973	$ -
U.S. Government and Government Agency Obligations	6,241,348,119	-	6,241,348,119	-
U.S. Government Agency - Mortgage Securities	1,714,690,045	-	1,714,690,045	-
Asset-Backed Securities	492,465,254	-	466,885,025	25,580,229
Collateralized Mortgage Obligations	174,476,567	-	167,761,640	6,714,927
Commercial Mortgage Securities	934,707,252	-	894,214,873	40,492,379
Municipal Securities	46,871,224	-	46,871,224	-
Foreign Government and Government Agency Obligations	8,649,866	-	8,649,866	-
Supranational Obligations	567,345	-	567,345	-
Bank Notes	3,370,848	-	3,370,848	-
Fixed-Income Funds	3,376,087,251	3,376,087,251	-	-
Preferred Securities	5,372,409	-	5,372,409	-
Cash Equivalents	949,534,000	-	949,534,000	-
Total Investments in Securities:	$ 17,336,885,153	$ 3,376,087,251	$ 13,888,010,367	$ 72,787,535
Derivative Instruments:
Assets
Swap Agreements	$ 4,530,013	$ -	$ 4,530,013	$ -
Other Financial Instruments:
Forward Commitment	$ (747,206)	$ -	$ (747,206)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 88,355,935
Total Realized Gain (Loss)	8,768,629
Total Unrealized Gain (Loss)	7,304,464
Cost of Purchases	184,829
Proceeds of Sales	(26,652,211)
Amortization/Accretion	3,588,262
Transfers in to Level 3	28,701,869
Transfers out of Level 3	(37,464,242)
Ending Balance	$ 72,787,535
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 9,863,568

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 8 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ 4,530,013	$ -
Total Interest Rate Risk	4,530,013	-
Total Value of Derivatives	$ 4,530,013	$ -
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010
Assets
Investment in securities, at value (including repurchase agreements of $949,534,000) - See accompanying schedule: Unaffiliated issuers (cost $12,884,981,794)	$ 13,960,797,902
Fidelity Central Funds (cost $3,225,569,828)	3,376,087,251
Total Investments (cost $16,110,551,622)		$ 17,336,885,153
Commitment to sell securities on a delayed delivery basis	(324,212,417)
Receivable for securities sold on a delayed delivery basis	323,465,211	(747,206)
Receivable for investments sold, regular delivery		143,537,059
Receivable for fund shares sold		2,124,456
Interest receivable		79,482,785
Distributions receivable from Fidelity Central Funds		10,050,698
Unrealized appreciation on swap agreements		4,530,013
Receivable from investment adviser for expense reductions		130,276
Total assets		17,575,993,234

Liabilities
Payable to custodian bank	$ 56,854
Payable for investments purchased Regular delivery	75,651,051
Delayed delivery	1,209,925,553
Payable for fund shares redeemed	16,003,252
Accrued management fee	4,773,973
Other affiliated payables	1,496,921
Total liabilities		1,307,907,604

Net Assets		$ 16,268,085,630
Net Assets consist of:
Paid in capital		$ 14,663,552,333
Undistributed net investment income		77,575,633
Accumulated undistributed net realized gain (loss) on investments		296,841,326
Net unrealized appreciation (depreciation) on investments		1,230,116,338
Net Assets		$ 16,268,085,630
Series Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($14,060,678,049 ÷ 1,177,468,794 shares)		$ 11.94

Class F: Net Asset Value, offering price and redemption price per share ($2,207,407,581 ÷ 184,794,386 shares)		$ 11.95

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2010

Investment Income
Dividends		$ 373,835
Interest		491,688,546
Income from Fidelity Central Funds		127,625,625
Total income		619,688,006

Expenses
Management fee	$ 51,622,920
Transfer agent fees	17,674,764
Independent trustees' compensation	49,541
Miscellaneous	54,941
Total expenses before reductions	69,402,166
Expense reductions	(3,959,122)	65,443,044
Net investment income		554,244,962
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	267,423,051
Fidelity Central Funds	86,284,166
Total net realized gain (loss)		353,707,217
Change in net unrealized appreciation (depreciation) on: Investment securities	622,717,214
Swap agreements	4,530,013
Delayed delivery commitments	2,246,915
Total change in net unrealized appreciation (depreciation)		629,494,142
Net gain (loss)		983,201,359
Net increase (decrease) in net assets resulting from operations		$ 1,537,446,321

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2010	For the period October 8, 2008 (commencement of operations) to August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 554,244,962	$ 259,689,699
Net realized gain (loss)	353,707,217	100,349,850
Change in net unrealized appreciation (depreciation)	629,494,142	600,622,196
Net increase (decrease) in net assets resulting from operations	1,537,446,321	960,661,745
Distributions to shareholders from net investment income	(534,029,234)	(211,719,049)
Distributions to shareholders from net realized gain	(146,409,587)	(1,288,580)
Total distributions	(680,438,821)	(213,007,629)
Share transactions - net increase (decrease)	3,528,208,062	11,135,215,952
Total increase (decrease) in net assets	4,385,215,562	11,882,870,068

Net Assets
Beginning of period	11,882,870,068	-
End of period (including undistributed net investment income of $77,575,633 and undistributed net investment income of $51,824,888, respectively)	$ 16,268,085,630	$ 11,882,870,068

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Series Investment Grade Bond

Years ended August 31,	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income D	.432	.486
Net realized and unrealized gain (loss)	.765	1.146
Total from investment operations	1.197	1.632
Distributions from net investment income	(.422)	(.332)
Distributions from net realized gain	(.125)	(.010)
Total distributions	(.547)	(.342)
Net asset value, end of period	$ 11.94	$ 11.29
Total Return B, C	10.90%	16.54%
Ratios to Average Net Assets E, H
Expenses before reductions	.48%	.50% A
Expenses net of fee waivers, if any	.45%	.45% A
Expenses net of all reductions	.45%	.45% A
Net investment income	3.75%	5.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,060,678	$ 11,881,921
Portfolio turnover rate F	109% I	156% A, I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 8, 2008 (commencement of operations) to August 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended August 31,	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.30	$ 10.96
Income from Investment Operations
Net investment income D	.442	.104
Net realized and unrealized gain (loss)	.767	.323
Total from investment operations	1.209	.427
Distributions from net investment income	(.434)	(.087)
Distributions from net realized gain	(.125)	-
Total distributions	(.559)	(.087)
Net asset value, end of period	$ 11.95	$ 11.30
Total Return B, C	11.00%	3.91%
Ratios to Average Net Assets E, H
Expenses before reductions	.35%	.35% A
Expenses net of fee waivers, if any	.35%	.35% A
Expenses net of all reductions	.35%	.35% A
Net investment income	3.85%	5.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,207,408	$ 949
Portfolio turnover rate F	109% I	156% A, I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2010

1. Organization.

Fidelity Series Investment Grade Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Investment Grade Bond and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which FMR or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,230,179,564
Gross unrealized depreciation	(9,089,248)
Net unrealized appreciation (depreciation)	$ 1,221,090,316
Tax Cost	$ 16,115,794,837

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 235,640,149
Undistributed long-term capital gain	$ 144,384,688
Net unrealized appreciation (depreciation)	$ 1,224,369,338

The tax character of distributions paid was as follows:

	August 31, 2010	August 31, 2009
Ordinary Income	$ 674,582,438	$ 213,007,629
Long-term Capital Gains	5,856,383	-
Total	$ 680,438,821	$ 213,007,629

Annual Report

Notes to Financial Statements - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swap Agreements (a)	$ 4,530,013

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss may include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Annual Report

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, U.S. government securities and liquidations executed in-kind from Affiliated Central Funds aggregated $3,484,495,752 and $3,029,351,600, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as transfer agent fees and interest expense, including commitment fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Investment Grade Bond. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
Series Investment Grade Bond	$ 17,674,764.13

8. Other Affiliated Transactions.

On September 25, 2009, the Fidelity Corporate Bond 1-5 Year Central Fund ("1-5 Year"), a Fidelity Central Fund in which the Fund was invested, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board. Under the plan, 1-5 Year distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $115,884,085 in return for 1,118,015 shares of 1-5 Year. Because 1-5 Year was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

Annual Report

Notes to Financial Statements - continued

9. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $54,941 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

10. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $168,000.

11. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Series Investment Grade Bond	.45%	$ 3,957,874

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1,248.

Annual Report

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2010	2009 A,B
From net investment income
Series Investment Grade Bond	$ 502,064,508	$ 211,712,563
Class F	31,964,726	6,486
Total	$ 534,029,234	$ 211,719,049
From net realized gain
Series Investment Grade Bond	$ 144,072,070	$ 1,288,580
Class F	2,337,517	-
Total	$ 146,409,587	$ 1,288,580

A Distributions for Series Investment Grade Bond are for the period October 8, 2008 (commencement of operations) to August 31, 2009.

B Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2010	2009 A,B	2010	2009 A,B
Series Investment Grade Bond
Shares sold	456,565,125	1,145,382,971	$ 5,245,451,728	$ 12,102,588,771
Reinvestment of distributions	56,145,905	19,452,109	646,136,578	213,001,143
Shares redeemed	(387,299,981)	(112,777,335)	(4,496,711,469)	(1,181,297,780)
Net increase (decrease)	125,411,049	1,052,057,745	$ 1,394,876,837	$ 11,134,292,134
Class F
Shares sold	202,455,008	83,464	$ 2,340,966,037	$ 917,485
Reinvestment of distributions	2,951,002	576	34,302,243	6,486
Shares redeemed	(20,695,650)	(14)	(241,937,055)	(153)
Net increase (decrease)	184,710,360	84,026	$ 2,133,331,225	$ 923,818

A Share transactions for Series Investment Grade Bond are for the period October 8, 2008 (commencement of operations) to August 31, 2009.

B Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

Annual Report

Notes to Financial Statements - continued

14. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Series Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Series Investment Grade Bond Fund (a fund of Fidelity Fixed-Income Trust) at August 31, 2010, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Series Investment Grade Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 20, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statements of Additional Information (SAIs) include more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity Series Investment Grade Bond Fund or 1-800-835-5092 for Class F.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Prior to his retirement, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009- present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Series Investment Grade Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class F	10/18/2010	10/15/2010	$0.259
Fidelity Series Investment Grade Bond	10/18/2010	10/15/2010	$0.259

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2010, $149,062,483, or, if subsequently determined to be different, the net capital gain of such year.

A total of 15.55% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $338,211,052 of distributions paid during the period January 1, 2010 to August 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

LIG-ANN-1010
1.873109.101

Fidelity®
Short-Term Bond
Fund

Annual Report

August 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity® Short-Term Bond Fund	5.53%	2.70%	3.82%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Short-Term Bond Fund, a class of the fund, on August 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. 1-3 Year Government/Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable bonds generated strong results during the 12-month period ending August 31, 2010, as evidenced by the 9.18% advance of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade debt universe. Riskier segments of the market fared best overall, led by corporate bonds and asset-backed securities (ABS). These sectors were big beneficiaries of robust demand from investors seeking attractively priced, higher-yielding investments amid signs of economic stabilization during much of the period. The Barclays Capital U.S. Credit Bond Index rose 12.87% and the Barclays Capital U.S. Fixed-Rate ABS Index returned 10.53%. The Barclays Capital U.S. Treasury Bond Index advanced 8.13%, with most of the gain coming in the second half of the period. That's when investors began to return to the relative safety of U.S. government bonds, as the economic outlook became less certain and worries about inflation receded. Elsewhere, mortgage-backed securities (MBS), bolstered largely by government purchase programs, increased 6.97%, as measured by the Barclays Capital U.S. MBS Index. Government-backed agency securities lagged the broader MBS market, with the Barclays Capital U.S. Agency Bond Index gaining 5.82%. Agency securities initially were constrained by investors' diminished appetite for bonds with lower perceived credit risk, but later were helped by the Federal Reserve's purchases of agency debt.

Comments from Robert Galusza and Robin Foley, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity® Short-Term Bond Fund: For the year, the fund's Retail Class shares gained 5.53%, while the Barclays Capital U.S. 1-3 Year Government/Credit Bond Index rose 3.40%. Most of the fund's outperformance versus the index can be attributed to sector selection, with a heavy emphasis throughout much of the period on strong-performing corporate bonds, ABS, collateralized mortgage obligations, and residential and commercial MBS. Each sector was driven by strong demand from investors seeking higher yields amid signs the economy and credit markets were stabilizing. Our positioning within corporates was fruitful, led by a large overweighting in financials. A corresponding underweighting in government securities also paid off, as did strong issue selection within the category and favorable yield-curve positioning overall. During the period, we reduced the fund's weighting in government agency securities and, to a lesser extent, other non-Treasury sectors - including eliminating exposure to eurodollar futures - based on valuations, and redeployed most of the proceeds into Treasuries.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Short-Term Bond	.45%
Actual		$ 1,000.00	$ 1,022.40	$ 2.29
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Class F	.35%
Actual		$ 1,000.00	$ 1,022.90	$ 1.78
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.79

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
U.S. Government and U.S. Government Agency Obligations† 59.7%	U.S. Government and U.S. Government Agency Obligations† 51.4%
AAA 12.9%	AAA 13.7%
AA 8.3%	AA 8.5%
A 7.3%	A 9.1%
BBB 9.9%	BBB 10.8%
BB and Below 0.9%	BB and Below 1.2%
Not Rated 0.3%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 0.7%	Short-Term Investments and Net Other Assets 4.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2010
6 months ago
Years	2.4	2.4

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of August 31, 2010
6 months ago
Years	1.9	1.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2010 *	As of February 28, 2010 **
Corporate Bonds 23.6%	Corporate Bonds 25.8%
U.S. Government and U.S. Government Agency Obligations† 59.7%	U.S. Government and U.S. Government Agency Obligations† 51.4%
Asset-Backed Securities 9.7%	Asset-Backed Securities 12.1%
CMOs and Other Mortgage Related Securities 5.7%	CMOs and Other Mortgage Related Securities 5.4%
Municipal Bonds 0.1%	Municipal Bonds 0.1%
Other Investments 0.5%	Other Investments 0.3%
Short-Term Investments and Net Other Assets 0.7%	Short-Term Investments and Net Other Assets 4.9%

* Foreign investments	8.2%	** Foreign investments	9.9%
* Futures and Swaps	0.0%	** Futures and Swaps	5.3%
† Includes FDIC Guaranteed Corporate Securities.

Annual Report

Investments August 31, 2010

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.1%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 16,316	$ 17,075
5.875% 3/15/11	4,350	4,467
6.5% 11/15/13	6,814	7,784
		29,326
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	5,340	5,665
Household Durables - 0.3%
Fortune Brands, Inc.:
3% 6/1/12	6,820	6,915
5.125% 1/15/11	10,267	10,420
Whirlpool Corp. 6.125% 6/15/11	7,250	7,490
		24,825
Media - 1.2%
Comcast Cable Communications, Inc. 6.75% 1/30/11	23,665	24,239
Comcast Corp. 5.45% 11/15/10	1,150	1,161
COX Communications, Inc. 7.125% 10/1/12	18,400	20,459
NBC Universal, Inc. 3.65% 4/30/15 (f)	7,820	8,202
News America, Inc. 5.3% 12/15/14	9,474	10,689
Time Warner Cable, Inc. 5.4% 7/2/12	20,680	22,189
Time Warner, Inc. 3.15% 7/15/15	11,388	11,706
		98,645
Specialty Retail - 0.2%
Staples, Inc.:
7.375% 10/1/12	6,373	7,099
7.75% 4/1/11	7,050	7,317
		14,416
TOTAL CONSUMER DISCRETIONARY		172,877
CONSUMER STAPLES - 1.2%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13 (f)	12,819	13,030
7.2% 1/15/14 (f)	11,100	12,940
Diageo Capital PLC 5.2% 1/30/13	2,405	2,625
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Diageo Finance BV 5.5% 4/1/13	$ 8,519	$ 9,412
The Coca-Cola Co. 3.625% 3/15/14	590	640
		38,647
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc. 2.25% 7/8/15	9,508	9,778
Food Products - 0.4%
Cargill, Inc. 5.2% 1/22/13 (f)	2,175	2,361
Kraft Foods, Inc.:
2.625% 5/8/13	19,534	20,158
5.625% 11/1/11	7,653	8,063
		30,582
Tobacco - 0.2%
Altria Group, Inc.:
4.125% 9/11/15	7,500	7,958
8.5% 11/10/13	8,000	9,526
		17,484
TOTAL CONSUMER STAPLES		96,491
ENERGY - 1.4%
Energy Equipment & Services - 0.0%
Weatherford International Ltd. 5.15% 3/15/13	401	429
Oil, Gas & Consumable Fuels - 1.4%
Cenovus Energy, Inc. 4.5% 9/15/14	11,287	12,382
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (f)	6,093	6,140
Duke Energy Field Services 6.875% 2/1/11	454	465
EnCana Corp. 6.3% 11/1/11	936	989
Enterprise Products Operating LP 4.6% 8/1/12	9,289	9,726
Gazstream SA 5.625% 7/22/13 (f)	5,687	5,871
Nexen, Inc. 5.05% 11/20/13	334	362
NGPL PipeCo LLC 6.514% 12/15/12 (f)	6,699	7,037
Plains All American Pipeline LP 7.75% 10/15/12	1,925	2,148
Plains All American Pipeline LP/PAA Finance Corp. 4.25% 9/1/12	9,200	9,599
Ras Laffan Liquefied Natural Gas Co. Ltd. III 4.5% 9/30/12 (f)	3,544	3,732
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)	8,777	9,560
Shell International Finance BV 1.875% 3/25/13	14,810	15,115
Southeast Supply Header LLC 4.85% 8/15/14 (f)	10,282	11,007
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Companies, Inc. 6.375% 10/1/10 (f)	$ 11,000	$ 11,033
XTO Energy, Inc. 4.9% 2/1/14	8,743	9,795
		114,961
TOTAL ENERGY		115,390
FINANCIALS - 13.1%
Capital Markets - 2.2%
Bear Stearns Companies, Inc.:
5.35% 2/1/12	401	425
6.95% 8/10/12	11,000	12,179
Goldman Sachs Group, Inc.:
3.625% 8/1/12	21,000	21,737
3.7% 8/1/15	7,094	7,182
4.75% 7/15/13	5,401	5,738
5.25% 10/15/13	5,483	5,934
Janus Capital Group, Inc. 6.125% 9/15/11 (d)	5,672	5,738
JPMorgan Chase & Co. 0.9575% 2/26/13 (k)	15,000	15,026
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	7,360	7,856
6.05% 8/15/12	4,605	4,941
Morgan Stanley:
0.8299% 1/9/14 (k)	435	406
2.8763% 5/14/13 (k)	8,000	8,081
4.2% 11/20/14	12,995	13,382
5.25% 11/2/12	6,750	7,181
6% 5/13/14	13,390	14,595
Northern Trust Corp. 4.625% 5/1/14	1,346	1,489
Royal Bank of Scotland PLC 3.4% 8/23/13	8,000	8,102
The Bank of New York, Inc. 4.3% 5/15/14	5,445	5,955
UBS AG Stamford Branch:
1.4391% 2/23/12 (k)	14,500	14,587
2.25% 8/12/13	16,120	16,195
		176,729
Commercial Banks - 4.6%
American Express Centurion Bank 5.2% 11/26/10	229	231
Bank of Montreal 2.125% 6/28/13	15,550	15,984
Bank of Nova Scotia 2.25% 1/22/13	24,370	24,989
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.6% 1/22/13 (f)	17,770	18,181
Barclays Bank PLC 2.5% 1/23/13	17,050	17,361
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Commonwealth Bank of Australia:
1.0893% 3/19/13 (f)(k)	$ 15,350	$ 15,338
3.75% 10/15/14 (f)	16,410	17,382
Credit Agricole SA 0.7178% 6/7/11 (f)(k)	10,000	9,943
Credit Suisse New York Branch 5% 5/15/13	36,750	39,764
DBS Bank Ltd. (Singapore) 0.5963% 5/16/17 (f)(k)	1,144	1,107
HSBC Holdings PLC 0.7336% 10/6/16 (k)	770	736
ING Bank NV 2.65% 1/14/13 (f)	14,190	14,291
Manufacturers & Traders Trust Co. 2.033% 4/1/13 (f)(k)	485	477
National Australia Bank Ltd. 2.35% 11/16/12 (f)	17,518	17,827
PNC Funding Corp.:
0.615% 1/31/12 (k)	470	469
3% 5/19/14	8,490	8,728
3.625% 2/8/15	8,119	8,533
Rabobank Nederland NV 2.65% 8/17/12 (f)	39,550	40,670
Regions Financial Corp. 4.875% 4/26/13	7,700	7,773
Royal Bank of Scotland PLC 1.5% 3/30/12 (f)	17,050	17,215
Santander US Debt SA Unipersonal 2.485% 1/18/13 (f)	14,500	14,278
Sovereign Bank 2.1756% 8/1/13 (k)	1,101	1,038
SunTrust Bank 6.375% 4/1/11	3,000	3,088
Svenska Handelsbanken AB 2.875% 9/14/12 (f)	22,266	22,839
US Bancorp 4.2% 5/15/14	8,510	9,300
Wachovia Corp. 0.6363% 4/23/12 (k)	49	49
Wells Fargo & Co.:
3.625% 4/15/15	7,400	7,744
4.375% 1/31/13	10,956	11,685
5.25% 10/23/12	3,290	3,538
Westpac Banking Corp.:
1.0811% 4/8/13 (f)(k)	8,700	8,700
2.1% 8/2/13	3,181	3,218
2.25% 11/19/12	10,339	10,518
		372,994
Consumer Finance - 1.7%
American Honda Finance Corp. 2.375% 3/18/13 (f)	3,000	3,065
Capital One Financial Corp.:
5.7% 9/15/11	3,618	3,767
7.375% 5/23/14	13,000	15,147
Caterpillar Financial Services Corp. 2% 4/5/13	5,668	5,804
General Electric Capital Corp.:
2.8% 1/8/13	1,270	1,306
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.: - continued
3.5% 8/13/12	$ 80,000	$ 83,143
3.5% 6/29/15	2,968	3,073
5.9% 5/13/14	4,902	5,543
Household Finance Corp. 6.375% 10/15/11	378	399
HSBC Finance Corp.:
5.25% 1/14/11	268	272
5.9% 6/19/12	6,125	6,518
John Deere Capital Corp. 1.875% 6/17/13	12,414	12,678
		140,715
Diversified Financial Services - 2.6%
Bank of America Corp. 5.375% 8/15/11	8,270	8,636
BB&T Corp. 3.375% 9/25/13	6,700	7,016
BNP Paribas US Medium-Term Note Program LLC 2.125% 12/21/12	11,280	11,470
BP Capital Markets PLC 3.125% 3/10/12	8,461	8,477
Citigroup, Inc.:
2.3844% 8/13/13 (k)	6,181	6,226
4.75% 5/19/15	8,020	8,262
5.125% 5/5/14	1,269	1,337
5.5% 4/11/13	6,500	6,901
6% 12/13/13	19,555	21,100
6.375% 8/12/14	2,530	2,768
6.5% 1/18/11	174	178
6.5% 8/19/13	7,379	8,070
Deutsche Bank AG London Branch 2.375% 1/11/13	29,670	30,206
Iberbond 2004 PLC 4.826% 12/24/17 (m)	6,749	6,277
JPMorgan Chase & Co.:
4.75% 5/1/13	9,337	10,121
4.891% 9/1/15 (k)	13,913	13,837
6.75% 2/1/11	50	51
MassMutual Global Funding II 3.625% 7/16/12 (f)	4,300	4,489
New York Life Global Fund:
2.25% 12/14/12 (f)	6,570	6,718
5.25% 10/16/12 (f)	10,930	11,823
OAO Industry & Construction Bank 6.2% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (k)	1,425	1,375
Pricoa Global Funding I 5.45% 6/11/14 (f)	5,730	6,372
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding, Inc.:
5.35% 4/15/12 (f)	$ 628	$ 644
5.5% 1/15/14 (f)	144	146
USAA Capital Corp. 3.5% 7/17/14 (f)	9,044	9,590
Volkswagen International Finance NV 1.625% 8/12/13 (f)	6,457	6,471
Whirlpool Corp. 8% 5/1/12	7,298	7,968
ZFS Finance USA Trust IV 5.875% 5/9/62 (f)(k)	500	448
		206,977
Insurance - 0.8%
Berkshire Hathaway, Inc. 2.125% 2/11/13	14,470	14,886
MetLife, Inc. 6.125% 12/1/11	175	185
Metropolitan Life Global Funding I:
2.5% 1/11/13 (f)	11,430	11,682
2.875% 9/17/12 (f)	11,731	12,041
5.125% 4/10/13 (f)	6,720	7,320
5.125% 6/10/14 (f)	5,093	5,643
Monumental Global Funding II 5.65% 7/14/11 (f)	146	150
Prudential Financial, Inc. 3.625% 9/17/12	9,639	10,002
Unum Group 7.625% 3/1/11	6,335	6,528
		68,437
Real Estate Investment Trusts - 0.1%
AvalonBay Communities, Inc. 5.5% 1/15/12	570	601
Duke Realty LP 4.625% 5/15/13	114	118
Federal Realty Investment Trust 5.4% 12/1/13	150	163
HRPT Properties Trust 1.1371% 3/16/11 (k)	3,745	3,732
		4,614
Real Estate Management & Development - 0.6%
Arden Realty LP 8.5% 11/15/10	7,855	7,978
Brandywine Operating Partnership LP 5.625% 12/15/10	13,832	13,968
Colonial Properties Trust 4.8% 4/1/11	7	7
Duke Realty LP 5.625% 8/15/11	5,464	5,584
ERP Operating LP 5.5% 10/1/12	90	97
Liberty Property LP 6.375% 8/15/12	7,473	8,025
Mack-Cali Realty LP 7.75% 2/15/11	361	370
Reckson Operating Partnership LP 5.15% 1/15/11	49	49
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Simon Property Group LP:
4.2% 2/1/15	$ 2,715	$ 2,902
5.3% 5/30/13	7,322	8,104
		47,084
Thrifts & Mortgage Finance - 0.5%
Bank of America Corp. 3.7% 9/1/15	10,610	10,590
Countrywide Financial Corp. 5.8% 6/7/12	16,258	17,293
Independence Community Bank Corp. 2.353% 4/1/14 (k)	5,021	4,831
US Central Federal Credit Union 1.9% 10/19/12	9,870	10,120
		42,834
TOTAL FINANCIALS		1,060,384
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.2%
Express Scripts, Inc. 5.25% 6/15/12	10,265	10,951
WellPoint, Inc. 5% 1/15/11	3,881	3,940
		14,891
Pharmaceuticals - 0.2%
Pfizer, Inc. 4.45% 3/15/12	6,714	7,083
Roche Holdings, Inc. 4.5% 3/1/12 (f)	7,200	7,575
Wyeth 5.5% 2/1/14	4,108	4,652
		19,310
TOTAL HEALTH CARE		34,201
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (f)	7,300	8,062
6.4% 12/15/11 (f)	7,987	8,446
		16,508
Airlines - 0.1%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	161	162
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc. 6.795% 2/2/20	$ 212	$ 204
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	8,766	8,854
		9,220
Commercial Services & Supplies - 0.2%
R.R. Donnelley & Sons Co. 5.625% 1/15/12	16,805	17,244
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
1.875% 6/15/13	7,770	7,903
5.45% 10/15/12	3,003	3,279
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (f)	5,030	5,078
		16,260
TOTAL INDUSTRIALS		59,232
INFORMATION TECHNOLOGY - 0.2%
Office Electronics - 0.2%
Xerox Corp.:
4.25% 2/15/15	8,040	8,564
5.5% 5/15/12	9,707	10,359
		18,923
MATERIALS - 0.6%
Chemicals - 0.4%
Dow Chemical Co. 4.85% 8/15/12	29,758	31,406
Metals & Mining - 0.2%
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	3,598	3,819
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (f)	3,300	3,640
Rio Tinto Finance (USA) Ltd. 8.95% 5/1/14	6,662	8,173
		15,632
TOTAL MATERIALS		47,038
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.8%
AT&T Broadband Corp. 8.375% 3/15/13	3,140	3,648
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.:
2.5% 8/15/15	$ 10,110	$ 10,220
4.95% 1/15/13	10,874	11,847
6.7% 11/15/13	2,385	2,762
British Telecommunications PLC 9.375% 12/15/10 (d)	6,239	6,378
Deutsche Telekom International Financial BV 5.375% 3/23/11	20,000	20,526
France Telecom SA:
4.375% 7/8/14	7,631	8,437
7.75% 3/1/11 (d)	9,441	9,771
SBC Communications, Inc. 5.875% 2/1/12	4,923	5,258
Sprint Capital Corp. 7.625% 1/30/11	268	273
Telecom Italia Capital SA:
0.9456% 2/1/11 (k)	4,542	4,528
6.175% 6/18/14	16,200	17,764
Telefonica Emisiones SAU 2.582% 4/26/13	19,310	19,575
Verizon New England, Inc. 6.5% 9/15/11	7,923	8,359
Verizon New York, Inc. 6.875% 4/1/12	13,328	14,401
		143,747
Wireless Telecommunication Services - 0.6%
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	14,442	15,603
Verizon Wireless Capital LLC:
3.75% 5/20/11	16,939	17,311
5.25% 2/1/12	5,544	5,885
Vodafone Group PLC 5.5% 6/15/11	10,561	10,945
		49,744
TOTAL TELECOMMUNICATION SERVICES		193,491
UTILITIES - 1.5%
Electric Utilities - 0.9%
Alabama Power Co. 4.85% 12/15/12	7,496	8,123
Commonwealth Edison Co. 5.4% 12/15/11	5,225	5,508
EDP Finance BV 5.375% 11/2/12 (f)	6,575	6,797
FirstEnergy Corp. 6.45% 11/15/11	11,495	12,073
FirstEnergy Solutions Corp. 4.8% 2/15/15	1,720	1,834
Mid-American Energy Co. 5.65% 7/15/12	309	333
Niagara Mohawk Power Corp. 3.553% 10/1/14 (f)	14,230	15,002
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc.:
6.05% 3/15/14	$ 3,658	$ 4,156
7.1% 3/1/11	9,628	9,925
Southern Co.:
0.9178% 10/21/11 (k)	6,432	6,457
4.15% 5/15/14	1,976	2,142
		72,350
Gas Utilities - 0.0%
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,058	1,074
Independent Power Producers & Energy Traders - 0.2%
PSEG Power LLC 2.5% 4/15/13	12,986	13,299
Multi-Utilities - 0.4%
Consolidated Edison Co. of New York, Inc.:
Series 2000 B, 7.5% 9/1/10	124	124
Series 2000 B, 7.5% 9/1/10	156	156
Dominion Resources, Inc.:
2.25% 9/1/15	5,149	5,157
6.3% 9/30/66 (k)	7,611	7,154
DTE Energy Co. 7.05% 6/1/11	9,501	9,920
KeySpan Corp. 7.625% 11/15/10	4,110	4,168
NiSource Finance Corp. 7.875% 11/15/10	4,391	4,447
		31,126
TOTAL UTILITIES		117,849
TOTAL NONCONVERTIBLE BONDS (Cost $1,855,035)		1,915,876
U.S. Government and Government Agency Obligations - 50.7%

U.S. Government Agency Obligations - 10.5%
Fannie Mae:
0.625% 9/24/12	109,880	109,737
1% 4/4/12	6,530	6,578
1% 9/23/13	144,610	144,821
1.125% 7/30/12	54,030	54,525
1.25% 8/20/13	78,560	79,311
2.5% 5/15/14	68,673	71,925
2.75% 3/13/14	5,210	5,511
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
4.375% 9/15/12	$ 5,723	$ 6,150
4.625% 10/15/13	74,550	82,928
4.75% 11/19/12	21,925	23,858
Federal Home Loan Bank:
1.125% 5/18/12	21,500	21,700
1.625% 11/21/12	21,625	22,051
1.75% 8/22/12	12,100	12,358
Freddie Mac:
0.875% 10/28/13	79,262	78,993
1.125% 7/27/12	80,067	80,832
1.75% 6/15/12	30,876	31,505
2.125% 3/23/12	2,456	2,516
2.125% 9/21/12	10,220	10,520
2.5% 4/23/14	5,880	6,169
4.125% 12/21/12	2,549	2,743
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		854,731
U.S. Treasury Obligations - 37.7%
U.S. Treasury Notes:
0.75% 5/31/12	251,275	252,582
0.75% 8/15/13 (e)	800,430	801,431
0.875% 1/31/12	821,668	827,351
1% 4/30/12	280,341	282,926
1.375% 2/15/13	197,187	200,900
1.75% 4/15/13 (i)	421,164	433,403
1.75% 7/31/15	16,081	16,419
1.875% 4/30/14	150,900	156,075
2.375% 9/30/14	23,131	24,338
2.375% 10/31/14	63,074	66,346
TOTAL U.S. TREASURY OBLIGATIONS		3,061,771
Other Government Related - 2.5%
American Express Bank FSB 3.15% 12/9/11 (FDIC Guaranteed) (g)	6,100	6,308
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (g)	10,006	10,256
3.125% 6/15/12 (FDIC Guaranteed) (g)	3,916	4,091
Citibank NA 1.875% 6/4/12 (FDIC Guaranteed) (g)	11,830	12,084
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (g)	$ 22,590	$ 23,143
1.875% 11/15/12 (FDIC Guaranteed) (g)	16,200	16,600
2.25% 12/10/12 (FDIC Guaranteed) (g)	16,520	17,074
Citigroup, Inc. 2.875% 12/9/11 (FDIC Guaranteed) (g)	3,850	3,968
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (g)	19,730	20,266
2.625% 12/28/12 (FDIC Guaranteed) (g)	17,600	18,333
3% 12/9/11 (FDIC Guaranteed) (g)	20,007	20,615
Goldman Sachs Group, Inc.:
2.15% 3/15/12 (FDIC Guaranteed) (g)	2,300	2,357
3.25% 6/15/12 (FDIC Guaranteed) (g)	1,870	1,955
HSBC USA, Inc. 3.125% 12/16/11 (FDIC Guaranteed) (g)	2,310	2,390
JPMorgan Chase & Co. 3.125% 12/1/11 (FDIC Guaranteed) (g)	8,140	8,413
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (g)	12,180	12,606
Wells Fargo & Co. 3% 12/9/11 (FDIC Guaranteed) (g)	19,250	19,877
TOTAL OTHER GOVERNMENT RELATED		200,336
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,072,729)		4,116,838
U.S. Government Agency - Mortgage Securities - 6.5%

Fannie Mae - 4.9%
1.741% 10/1/33 (k)	3,253	3,335
1.85% 10/1/33 (k)	296	306
1.94% 10/1/33 (k)	133	137
1.946% 4/1/36 (k)	1,973	2,038
1.971% 12/1/34 (k)	277	286
1.972% 2/1/33 (k)	245	253
1.972% 1/1/35 (k)	4,305	4,457
1.975% 4/1/36 (k)	781	809
1.983% 3/1/35 (k)	195	202
2.02% 7/1/35 (k)	23,824	24,737
2.065% 7/1/35 (k)	114	118
2.136% 3/1/35 (k)	42	44
2.345% 3/1/35 (k)	2,965	3,077
2.387% 5/1/33 (k)	59	62
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.582% 3/1/35 (k)	$ 125	$ 131
2.593% 6/1/36 (k)	301	315
2.618% 7/1/35 (k)	1,094	1,145
2.621% 5/1/35 (k)	3,536	3,681
2.64% 5/1/35 (k)	8,987	9,406
2.66% 7/1/33 (k)	4,647	4,871
2.688% 2/1/39 (k)	13,049	13,548
2.693% 12/1/34 (k)	2,119	2,219
2.747% 7/1/35 (k)	2,903	3,028
2.782% 10/1/35 (k)	526	546
2.798% 10/1/33 (k)	392	411
2.808% 11/1/34 (h)(k)	15,784	16,569
2.822% 12/1/33 (k)	1,727	1,800
2.827% 3/1/37 (k)	6,112	6,403
2.841% 11/1/36 (k)	555	581
2.844% 11/1/36 (k)	3,804	3,998
2.845% 7/1/34 (k)	131	137
2.861% 2/1/35 (k)	3,554	3,700
2.898% 8/1/33 (k)	4,139	4,323
3.011% 10/1/35 (k)	13,316	13,930
3.03% 7/1/35 (k)	1,117	1,168
3.043% 2/1/34 (k)	91	95
3.058% 11/1/34 (k)	1,913	2,001
3.151% 8/1/35 (k)	2,449	2,567
3.172% 7/1/35 (k)	1,275	1,336
3.2% 9/1/34 (k)	371	387
3.201% 1/1/40 (k)	6,936	7,231
3.264% 1/1/40 (k)	18,804	19,644
3.281% 2/1/40 (k)	11,514	12,024
3.295% 11/1/36 (k)	2,135	2,238
3.33% 4/1/35 (k)	5,968	6,252
3.343% 1/1/40 (k)	10,907	11,425
3.407% 10/1/37 (k)	769	805
3.5% 10/1/25 (h)	81,120	84,102
3.559% 2/1/40 (k)	4,165	4,375
3.587% 12/1/39 (k)	1,975	2,067
3.603% 3/1/40 (k)	8,650	9,108
3.693% 10/1/35 (k)	890	942
3.774% 10/1/39 (k)	10,770	11,290
4.5% 8/1/18 to 7/1/20	47,555	50,832
4.65% 2/1/36 (k)	1,012	1,053
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 3/1/16 to 1/1/20	$ 20,235	$ 21,874
6.5% 11/1/11 to 3/1/35	13,989	15,154
7% 10/1/12 to 11/1/18	1,338	1,445
7.5% 6/1/12 to 11/1/31	65	69
11.5% 11/1/15	1	1
TOTAL FANNIE MAE		400,088
Freddie Mac - 1.6%
1.948% 12/1/35 (k)	2,703	2,786
2.52% 4/1/35 (k)	4,724	4,937
2.624% 1/1/35 (k)	192	200
2.626% 4/1/35 (k)	13,267	13,853
2.664% 6/1/35 (k)	453	475
2.869% 6/1/35 (k)	1,049	1,104
3.019% 11/1/35 (k)	1,905	2,000
3.088% 3/1/35 (k)	2,248	2,368
3.12% 1/1/35 (k)	346	362
3.332% 6/1/37 (k)	2,459	2,591
3.338% 1/1/36 (k)	1,598	1,674
3.518% 12/1/39 (k)	6,235	6,528
3.54% 3/1/33 (k)	40	43
3.542% 4/1/40 (k)	5,651	5,919
3.586% 4/1/40 (k)	4,919	5,162
3.587% 8/1/34 (k)	940	988
3.614% 2/1/40 (k)	11,755	12,352
3.738% 8/1/36 (k)	1,538	1,619
4.5% 8/1/18 to 11/1/18	38,598	41,238
4.914% 9/1/35 (k)	2,402	2,504
5% 4/1/20	16,901	18,074
5.416% 10/1/35 (k)	396	420
8.5% 5/1/27 to 7/1/28	302	351
12% 11/1/19	15	17
TOTAL FREDDIE MAC		127,565
Ginnie Mae - 0.0%
7% 11/15/27 to 8/15/32	2,820	3,150
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $517,912)		530,803
Asset-Backed Securities - 9.7%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34	$ 2,286	$ 1,637
Series 2005-1 Class M1, 0.7338% 4/25/35 (k)	1,226	704
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0138% 3/25/34 (k)	70	67
Class M2, 1.9138% 3/25/34 (k)	115	75
Series 2005-HE2 Class M2, 0.7138% 4/25/35 (k)	131	117
Series 2006-HE2 Class M3, 0.6038% 5/25/36 (k)	14	1
Series 2006-OP1:
Class M1, 0.5438% 4/25/36 (k)	8,000	642
Class M4, 0.6338% 4/25/36 (k)	115	4
Class M5, 0.6538% 4/25/36 (k)	29	0 *
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.7463% 10/20/14 (k)	61	11
Series 2007-A4 Class A4, 0.2963% 4/22/13 (k)	224	222
Ally Auto Receivables Trust:
Series 2009-A Class A3, 2.33% 6/17/13 (f)	2,780	2,837
Series 2009-B Class A3, 1.98% 10/15/13 (f)	11,180	11,372
Series 2010-1:
Class A3, 1.45% 5/15/14	1,385	1,388
Class A4, 2.3% 12/15/14	10,250	10,507
Ally Master Owner Trust:
Series 2010-1 Class A, 2.0259% 1/15/15 (f)(k)	19,740	20,119
Series 2010-3 Class A, 2.88% 4/15/15 (f)	6,870	7,056
AmeriCredit Automobile Receivables Trust:
Series 2005-DA Class A4, 5.02% 11/6/12	3,366	3,367
Series 2006-1 Class D, 5.49% 4/6/12	4,635	4,784
Americredit Automobile Receivables Trust Series 2010-B Class A2, 1.18% 2/6/14	6,000	6,001
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A3, 5.22% 6/8/12	656	659
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.8138% 4/25/34 (k)	103	11
Series 2005-R2 Class M1, 0.7138% 4/25/35 (k)	1,390	1,079
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7188% 3/25/34 (k)	378	257
Series 2004-W7 Class M1, 0.8138% 5/25/34 (k)	227	103
Series 2006-W4 Class A2C, 0.4238% 5/25/36 (k)	978	337
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 0.6338% 3/25/36 (k)	63	5
Axon Financial Funding Ltd. 1.1336% 4/4/17 (c)(f)(k)	2,749	0 *
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Bank of America Auto Trust:
Series 2009-1A:
Class A2, 1.7% 12/15/11 (f)	$ 680	$ 681
Class A3, 2.67% 7/15/13 (f)	10,798	10,967
Class A4, 3.52% 6/15/16 (f)	5,400	5,664
Series 2009-2A Class A3, 2.13% 9/15/13 (f)	4,400	4,458
Series 2009-3A Class A3, 1.67% 12/15/13 (f)	10,900	11,021
Series 2010-2 Class A3, 1.31% 7/15/14	13,020	13,138
Bank of America Credit Card Master Trust Series 2006-A16 Class A16, 4.72% 5/15/13	21,841	22,109
BMW Vehicle Lease Trust Series 2009-1 Class A3, 2.91% 3/15/12	6,389	6,455
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.2883% 12/1/41 (k)	7,136	7,124
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5483% 12/26/24 (k)	1,477	1,403
C-BASS Trust Series 2006-CB7 Class A2, 0.3238% 10/25/36 (k)	107	105
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	6,605	6,647
Class C, 5.31% 6/15/12	391	397
Series 2007-1:
Class B, 5.15% 9/17/12	5,755	5,955
Class C, 5.38% 11/15/12	139	145
Series 2007-SN2 Class A4, 1.3059% 5/16/11 (f)(k)	4,113	4,114
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	6,361	6,522
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14	14,640	15,277
Capital One Multi-Asset Execution Trust:
Series 2003-A5 Class A5, 0.5659% 7/15/13 (k)	4,680	4,680
Series 2003-B5 Class B5, 4.79% 8/15/13	4,085	4,102
Series 2006-A2 Class A, 4.85% 11/15/13	2,800	2,844
Series 2008-A3 Class A3, 5.05% 2/15/16	4,100	4,514
Series 2009-A2 Class A2, 3.2% 4/15/14	22,200	22,648
Capital One Prime Auto Receivables Trust Series 2007-1 Class B1, 5.76% 12/15/13	5,590	5,750
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7163% 7/20/39 (f)(k)	308	62
Class B, 1.0163% 7/20/39 (f)(k)	178	9
Class C, 1.3663% 7/20/39 (f)(k)	229	5
CarMax Auto Owner Trust Series 2006-2 Class C, 5.53% 3/15/13	5,185	5,208
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5638% 7/25/36 (k)	$ 768	$ 79
Series 2006-NC2 Class M7, 1.1138% 6/25/36 (k)	287	12
Series 2006-NC4 Class M1, 0.5638% 10/25/36 (k)	53	7
Series 2006-RFC1 Class M9, 2.1338% 5/25/36 (k)	125	7
Series 2007-RFC1 Class A3, 0.4038% 12/25/36 (k)	1,214	462
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4463% 5/20/17 (f)(k)	97	87
Series 2005-1A Class A1, 4.67% 5/20/17 (f)	109	110
Chase Auto Owner Trust Series 2006-B Class B, 5.24% 4/15/14	320	321
Chase Issuance Trust:
Series 2005-A7 Class A7, 4.55% 3/15/13	9,290	9,432
Series 2007-A17 Class A, 5.12% 10/15/14	4,800	5,230
Series 2009-A3 Class A3, 2.4% 6/17/13	19,250	19,530
Series 2008-9 Class A, 4.26% 5/15/13	6,537	6,709
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (f)	7,300	7,326
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	8,000	8,270
Series 2007-B6 Class B6, 5% 11/8/12	17,265	17,382
Series 2008-A5 Class A5, 4.85% 4/22/15	8,166	8,952
Series 2009-A3 Class A3, 2.7% 6/24/13	4,020	4,089
Series 2009-A5 Class A5, 2.25% 12/23/14	25,840	26,562
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (f)	5,151	5,170
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5338% 5/25/37 (k)	515	23
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3238% 6/25/47 (k)	24	23
Series 2007-4 Class A1A, 0.4488% 9/25/37 (k)	152	141
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	222	0*
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.5138% 7/25/34 (k)	419	237
Series 2004-3 Class M4, 1.2338% 4/25/34 (k)	107	39
Series 2004-4 Class M2, 1.0588% 6/25/34 (k)	396	208
Series 2005-3 Class MV1, 0.6838% 8/25/35 (k)	820	772
Series 2005-AB1 Class A2, 0.4738% 8/25/35 (k)	124	121
CPS Auto Receivables Trust Series 2007-C Class A3, 5.43% 5/15/12 (f)	875	880
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.8288% 5/28/35 (k)	$ 634	$ 488
Class AB3, 0.7759% 5/28/35 (k)	273	205
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4388% 8/25/34 (k)	196	89
Series 2006-2 Class M1, 0.5738% 7/25/36 (k)	6,145	205
Series 2006-3 Class 2A3, 0.4238% 11/25/36 (k)	3,407	1,221
First Franklin Mortgage Loan Trust Series 2005-FF9 Class A3, 0.5438% 10/25/35 (k)	2,187	2,046
Ford Credit Auto Lease Trust:
Series 2009-A Class A2, 2.6% 5/15/11 (f)	580	580
Series 2010-A Class A2, 1.04% 3/15/13 (f)	15,100	15,129
Ford Credit Auto Owner Trust:
Series 2006-B Class C, 5.68% 6/15/12	9,900	10,148
Series 2006-C:
Class B, 5.3% 6/15/12	91	94
Class C, 5.47% 9/15/12	6,400	6,623
Series 2007-A:
Class B, 5.6% 10/15/12	2,575	2,718
Class C, 5.8% 2/15/13	4,100	4,330
Series 2008-B Class A3A, 4.28% 5/15/12	11,529	11,678
Series 2009-B:
Class A2, 2.4604% 11/15/11	535	536
Class A3, 2.79% 8/15/13	6,930	7,063
Series 2009-C Class A4, 4.43% 11/15/14	6,210	6,676
Series 2009-D Class A3, 2.17% 10/15/13	3,500	3,553
Series 2009-E Class A3, 1.51% 1/15/14	7,400	7,468
Series 2010-B Class A3, 0.98% 10/15/14	7,150	7,177
Ford Credit Floorplan Master Owner Trust:
Series 2006-4:
Class A, 0.5259% 6/15/13 (k)	12,180	12,108
Class B, 0.8259% 6/15/13 (k)	520	512
Series 2010-1 Class A, 1.9259% 12/15/14 (f)(k)	13,310	13,602
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	17	17
Series 2007-1:
Class A4, 5.03% 2/16/15	7,884	7,893
Class C, 5.43% 2/16/15	9,937	9,802
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.2138% 11/25/34 (k)	410	64
Class M5, 1.2638% 11/25/34 (k)	262	32
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fremont Home Loan Trust: - continued
Series 2005-A:
Class M3, 0.7538% 1/25/35 (k)	$ 639	$ 222
Class M4, 0.9438% 1/25/35 (k)	245	27
Series 2006-A Class M1, 0.5638% 5/25/36 (k)	10,000	508
Series 2006-D Class M1, 0.4938% 11/25/36 (k)	77	3
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6975% 2/25/47 (f)(k)	1,714	1,170
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)	2,950	2,360
GE Business Loan Trust:
Series 2003-1 Class A, 0.7059% 4/15/31 (f)(k)	185	163
Series 2006-2A:
Class A, 0.4559% 11/15/34 (f)(k)	257	207
Class B, 0.5559% 11/15/34 (f)(k)	93	56
Class C, 0.6559% 11/15/34 (f)(k)	155	62
Class D, 1.0259% 11/15/34 (f)(k)	59	14
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	15,000	15,248
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4259% 9/15/17 (k)	126	124
Goal Capital Funding Trust Series 2007-1 Class C1, 0.9383% 6/25/42 (k)	177	143
Greenpoint Credit LLC Series 2001-1 Class 1A, 0.6063% 4/20/32 (k)	258	255
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	13	14
Class C, 5.74% 12/15/14	28	28
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9138% 6/25/34 (k)	1,604	995
Series 2007-HE1 Class M1, 0.5138% 3/25/47 (k)	658	40
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6138% 4/25/36 (k)	137	3
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3438% 5/25/30 (f)(k)	4,128	1,073
Series 2006-3:
Class B, 0.6638% 9/25/46 (f)(k)	3,791	758
Class C, 0.8138% 9/25/46 (f)(k)	9,428	1,414
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5838% 8/25/33 (k)	109	70
Series 2003-3 Class M1, 1.5538% 8/25/33 (k)	547	378
Series 2003-5 Class A2, 0.9638% 12/25/33 (k)	205	115
Series 2004-1 Class M2, 1.9638% 6/25/34 (k)	644	328
Series 2005-5 Class 2A2, 0.5138% 11/25/35 (k)	100	98
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2006-1 Class 2A3, 0.4888% 4/25/36 (k)	$ 1,045	$ 1,006
Series 2006-8 Class 2A1, 0.3138% 3/25/37 (k)	63	62
Honda Auto Receivables Owner Trust:
Series 2008-1 Class A4, 4.88% 9/18/14	5,070	5,232
Series 2009-3 Class A3, 2.31% 5/15/13	4,800	4,877
Series 2010-1 Class A4, 1.98% 5/23/16	2,870	2,939
Series 2010-2 Class A3, 1.35% 5/20/13	8,620	8,702
HSBC Automotive Trust Series 2006-2 Class A4, 5.67% 6/17/13	13,897	13,928
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5563% 3/20/36 (k)	541	414
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4538% 1/25/37 (k)	902	279
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	3,510	3,564
Hyundai Auto Receivables Trust:
Series 2006-B Class C, 5.25% 5/15/13	1,050	1,057
Series 2007-A Class A3A, 5.04% 1/17/12	892	896
John Deere Owner Trust Series 2009-B Class A-3, 1.57% 10/15/13	9,630	9,716
JPMorgan Auto Receivables Trust Series 2006-A Class C, 5.61% 12/15/14 (f)	789	791
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5638% 7/25/36 (k)	49	2
Series 2007-CH1:
Class AV4, 0.3938% 11/25/36 (k)	903	687
Class MV1, 0.4938% 11/25/36 (k)	734	410
Series 2007-CH3 Class M1, 0.5638% 3/25/37 (k)	137	7
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.8672% 12/27/29 (k)	561	467
Series 2006-A Class 2C, 1.6872% 3/27/42 (k)	516	80
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	294	299
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.3438% 6/25/34 (k)	106	72
Series 2006-6 Class 2A3, 0.4138% 7/25/36 (k)	10,340	3,926
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (f)	1,257	1,280
Series 2006-1A:
Class B, 5.827% 4/20/28 (f)	489	461
Class C, 6.125% 4/20/28 (f)	489	420
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5238% 10/25/36 (k)	$ 326	$ 20
Series 2007-HE1 Class M1, 0.5638% 5/25/37 (k)	528	29
Mercedes-Benz Auto Receivables Trust Series 2009-1 Class A3, 1.67% 1/15/14	5,010	5,080
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0138% 7/25/34 (k)	46	20
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	51	52
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9138% 7/25/34 (k)	138	106
Series 2006-FM1 Class A2B, 0.3738% 4/25/37 (k)	1,333	1,156
Series 2006-MLN1 Class A2A, 0.3338% 7/25/37 (k)	6	6
Series 2006-OPT1 Class A1A, 0.5238% 6/25/35 (k)	1,484	1,047
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6038% 8/25/34 (k)	367	245
Series 2005-NC1 Class M1, 0.7038% 1/25/35 (k)	269	138
Series 2005-NC2 Class B1, 1.4338% 3/25/35 (k)	280	33
Series 2006-NC4 Class A2D, 0.5038% 6/25/36 (k)	7,135	2,459
Series 2007-HE2 Class M1, 0.5138% 1/25/37 (k)	63	2
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (l)	5,932	848
Series 2006-1 Class AIO, 5.5% 4/25/11 (l)	12,386	318
Series 2006-2 Class AIO, 6% 8/25/11 (l)	3,755	184
Series 2006-3 Class AIO, 7.1% 1/25/12 (l)	26,229	2,033
Series 2006-4:
Class A1, 0.2938% 3/25/25 (k)	297	293
Class AIO, 6.35% 2/27/12 (l)	4,953	419
Class D, 1.3638% 5/25/32 (k)	398	6
Series 2007-1 Class AIO, 7.27% 4/25/12 (l)	380	41
Series 2007-2 Class AIO, 6.7% 7/25/12 (l)	323	38
New Century Home Equity Loan Trust Series 2005-D Class M2, 0.7338% 2/25/36 (k)	327	42
Nissan Auto Lease Trust:
Series 2009-A:
Class A2, 2.01% 4/15/11	527	527
Class A3, 2.92% 12/15/11	6,500	6,569
Series 2009-B Class A3, 2.07% 1/15/15	7,430	7,515
Series 2010-A Class A2, 1.1% 3/15/13	6,210	6,224
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3838% 3/25/36 (k)	25	25
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0738% 10/30/45 (k)	$ 4,829	$ 4,861
Ocala Funding LLC Series 2006-1A Class A, 1.6663% 3/20/11 (c)(f)(k)	792	293
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3538% 5/25/37 (k)	6	6
Series 2007-6 Class 2A1, 0.3238% 7/25/37 (k)	10	10
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5138% 9/25/34 (k)	3,309	1,427
Class M4, 1.7138% 9/25/34 (k)	460	73
Series 2004-WWF1 Class M4, 1.3638% 12/25/34 (k)	7,490	1,137
Series 2005-WCH1:
Class M2, 0.7838% 1/25/36 (k)	944	799
Class M3, 0.8238% 1/25/36 (k)	322	207
Class M4, 1.0938% 1/25/36 (k)	994	313
Series 2005-WHQ2:
Class M7, 1.5138% 5/25/35 (k)	1,178	17
Class M9, 2.1438% 5/25/35 (k)	196	0*
Providian Master Note Trust Series 2006-C1A Class C1, 0.8259% 3/15/15 (f)(k)	2,746	2,736
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	882	803
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0638% 4/25/33 (k)	3	3
Santander Drive Auto Receivables Trust Series 2010-2 Class A2, 0.95% 8/15/13	18,100	18,100
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0588% 3/25/35 (k)	1,126	738
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9838% 1/25/36 (k)	23	1
Series 2006-FR4 Class A2A, 0.3438% 8/25/36 (k)	12	5
Series 2007-NC1 Class A2A, 0.3138% 12/25/36 (k)	5	5
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4881% 3/20/19 (f)(k)	508	474
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 0.7371% 6/15/21 (k)	8,200	7,142
Series 2004-A:
Class B, 1.1171% 6/15/33 (k)	2,087	1,001
Class C, 1.4871% 6/15/33 (k)	5,771	348
Series 2004-B Class C, 1.4071% 9/15/33 (k)	8,600	3,839
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (f)	157	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4138% 9/25/34 (k)	$ 50	$ 12
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)	242	244
Swift Master Auto Receivables Trust Series 2007-2 Class A, 0.9259% 10/15/12 (k)	10,786	10,775
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1238% 9/25/34 (k)	386	242
Toyota Auto Receivables Owner Trust Series 2010-B Class M3, 1.04% 2/18/14	4,710	4,733
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0936% 4/6/42 (f)(k)	263	13
USAA Auto Owner Trust Series 2009-2 Class A3, 1.54% 2/18/14	9,280	9,364
Volkswagen Auto Lease Trust Series 2009-A Class A3, 3.41% 4/16/12	11,200	11,398
Wachovia Auto Loan Owner Trust:
Series 2006-1:
Class A4, 5.08% 4/20/12 (f)	23	23
Class D, 5.42% 4/21/14 (f)	18,700	18,903
Series 2006-2A:
Class B, 5.29% 6/20/12 (f)	92	92
Class D, 5.54% 12/20/12 (f)	11,864	12,059
Series 2007-1:
Class C, 5.45% 10/22/12	2,025	2,073
Class D, 5.65% 2/20/13	14,940	15,143
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	598	0*
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7759% 8/15/15 (f)(k)	7,433	7,367
Series 2007-A4A Class A4, 5.2% 10/15/14 (f)	24,186	24,316
Series 2007-A5A Class A5, 1.0259% 10/15/14 (f)(k)	1,040	1,040
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(f)	5	0*
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2978% 10/25/44 (f)(k)	5,586	1,843
TOTAL ASSET-BACKED SECURITIES (Cost $845,678)		786,507
Collateralized Mortgage Obligations - 4.2%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 1.7%
Arkle Master Issuer PLC floater Series 2006-1A Class 4A1, 0.4594% 2/17/52 (f)(k)	$ 17,100	$ 16,977
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.9575% 4/12/56 (f)(k)	961	577
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (f)	6,535	6,630
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.1009% 5/20/36 (k)	5,158	5,215
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4859% 3/15/22 (f)(k)	1,814	1,757
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.6145% 1/25/34 (k)	327	293
Series 2004-1 Class 2A2, 3.6636% 10/25/34 (k)	238	212
Series 2004-A Class 2A2, 3.5151% 2/25/34 (k)	70	61
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (k)	60	53
Class 2A2, 3.0586% 3/25/34 (k)	213	194
Series 2004-D Class 2A2, 2.9566% 5/25/34 (k)	488	454
Series 2004-G Class 2A7, 3.195% 8/25/34 (k)	432	376
Series 2004-H Class 2A1, 3.7091% 9/25/34 (k)	395	345
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4276% 10/12/41 (f)(k)(l)	1,083	12
Countrywide Alternative Loan Trust:
planned amortization class Series 2003-5T2 Class A2, 0.6638% 5/25/33 (k)	9	9
Series 2006-OC5N Class N, 7.25% 7/25/37 (f)	2,020	0*
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.8818% 11/25/34 (k)	31	30
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3566% 11/19/37 (k)	38	38
Fosse Master Issuer PLC floater:
Series 2006-1A:
Class B2, 0.6847% 10/18/54 (f)(k)	2,075	2,030
Class C2, 0.9947% 10/18/54 (f)(k)	696	672
Class M2, 0.7747% 10/18/54 (f)(k)	1,193	1,149
Series 2007-1A Class A2, 0.6047% 10/18/54 (f)(k)	4,039	4,016
Gracechurch Mortgage Financing PLC floater:
Series 2006-1 Class D2, 0.8155% 11/20/56 (f)(k)	1,751	1,654
Series 2007-1A Class 3A1, 0.4255% 11/20/56 (f)(k)	8,134	7,965
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.9975% 10/11/41 (f)(k)	2,097	2,066
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8163% 12/20/54 (k)	$ 49	$ 21
Series 2006-1A Class C2, 0.8663% 12/20/54 (f)(k)	4,170	1,835
Series 2006-2:
Class C1, 0.7363% 12/20/54 (k)	15,090	6,715
Class M2, 0.4963% 12/20/54 (k)	3,000	1,920
Series 2006-3 Class C2, 0.7663% 12/20/54 (k)	6,611	2,984
Series 2006-4:
Class B1, 0.3563% 12/20/54 (k)	13,366	9,958
Class C1, 0.6463% 12/20/54 (k)	8,172	3,596
Class M1, 0.4363% 12/20/54 (k)	3,521	2,271
Series 2007-1:
Class 1C1, 0.5663% 12/20/54 (k)	1,340	596
Class 1M1, 0.4163% 12/20/54 (k)	881	564
Class 2C1, 0.6963% 12/20/54 (k)	610	271
Class 2M1, 0.5163% 12/20/54 (k)	1,132	724
Series 2007-2 Class 2C1, 0.7019% 12/17/54 (k)	1,568	682
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9713% 1/20/44 (k)	2,644	1,454
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4866% 5/19/35 (k)	259	163
Holmes Financing No. 10 PLC floater Series 10A Class 4A1, 0.6059% 7/15/40 (f)(k)	6,208	6,199
Holmes Master Issuer PLC floater Series 2006-1A Class 3A1, 0.6059% 7/15/40 (f)(k)	14,780	14,759
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4738% 5/25/47 (k)	761	477
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4938% 10/25/36 (k)	131	1
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4338% 2/25/37 (k)	1,144	763
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.446% 6/15/22 (f)(k)	151	130
Class C, 0.466% 6/15/22 (f)(k)	926	787
Class D, 0.476% 6/15/22 (f)(k)	356	295
Class E, 0.486% 6/15/22 (f)(k)	570	433
Class F, 0.516% 6/15/22 (f)(k)	984	698
Class G, 0.586% 6/15/22 (f)(k)	214	145
Class H, 0.606% 6/15/22 (f)(k)	428	270
Class J, 0.646% 6/15/22 (f)(k)	499	265
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5638% 3/25/37 (k)	1,778	123
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6434% 7/10/35 (f)(k)	$ 896	$ 499
Class B6, 3.1434% 7/10/35 (f)(k)	106	52
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	228	231
Series 2004-SL3 Class A1, 7% 8/25/16	19	18
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7138% 6/25/33 (f)(k)	235	186
Sasco Net Interest Margin Trust Series 2006-BC1A Class A, 6.25% 3/27/36 (f)	1,466	0*
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.1948% 7/20/34 (k)	27	14
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5288% 9/25/36 (k)	2,204	1,258
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.4488% 7/25/36 (k)	10,090	9,909
Series 2006-5 Class A1, 0.3838% 10/25/46 (k)	4,866	4,770
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.14% 8/15/41 (f)(k)	5,754	4,804
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR2 Class 2A2, 2.8765% 3/25/35 (k)	740	685
Series 2005-AR3 Class 2A1, 2.9468% 3/25/35 (k)	884	797
TOTAL PRIVATE SPONSOR		135,107
U.S. Government Agency - 2.5%
Fannie Mae planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	1,609	1,658
Series 2006-53 Class WB, 6% 12/25/31	7,925	8,226
Series 2006-64 Class PA, 5.5% 2/25/30	9,015	9,307
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2006-54 Class PE, 6% 2/25/33	4,829	5,196
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	2,461	2,721
Series 2002-56 Class MC, 5.5% 9/25/17	1,524	1,653
Series 2003-129 Class GF, 0.6638% 4/25/30 (k)	1,653	1,655
Series 2003-76 Class BA, 4.5% 3/25/18	6,384	6,754
Series 2008-76 Class EF, 0.7638% 9/25/23 (k)	3,213	3,217
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac sequential payer:
Series 2114 Class ZM, 6% 1/15/29	$ 1,140	$ 1,259
Series 2508 Class UL, 5% 12/15/16	872	890
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 3346 Class FA, 0.5059% 2/15/19 (k)	19,248	19,251
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	3,134	3,388
Series 2394 Class KD, 6% 12/15/16	1,816	1,977
Series 2417 Class EH, 6% 2/15/17	950	1,027
Series 2535 Class PC, 6% 9/15/32	3,100	3,305
Series 2656 Class BW, 4.5% 4/15/28	1,317	1,317
Series 2690 Class PD, 5% 2/15/27	2,122	2,124
Series 2755 Class LC, 4% 6/15/27	2,376	2,395
Series 2770 Class UD, 4.5% 5/15/17	8,730	9,154
Series 2901 Class UM, 4.5% 1/15/30	9,050	9,383
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	1,834	1,927
Series 2635 Class DG, 4.5% 1/15/18	7,234	7,637
Series 2780 Class A, 4% 12/15/14	2,184	2,196
Series 2867 Class EA, 4.5% 11/15/18	2,390	2,504
Series 2915 Class DC, 4.5% 3/15/19	7,275	7,635
Series 2970 Class YA, 5% 9/15/18	2,090	2,162
Series 3427 Class FX, 0.4259% 8/15/18 (k)	11,486	11,479
Series 3555:
Class CM, 4% 12/15/14	35,689	36,923
Class KH, 4% 12/15/14	36,518	38,061
TOTAL U.S. GOVERNMENT AGENCY		206,381
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $347,781)		341,488
Commercial Mortgage Securities - 4.0%

280 Park Avenue Trust floater Series 2001-280 Class X1, 0.9725% 2/3/11 (f)(k)(l)	78,327	189
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.387% 2/14/43 (k)(l)	16,363	482
Banc of America Commercial Mortgage Trust sequential payer:
Series 2006-4 Class A1, 5.363% 7/10/46 (k)	35	35
Series 2006-5 Class A1, 5.185% 9/10/47	1,388	1,399
Series 2007-2 Class A1, 5.421% 4/10/49	47	49
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust sequential payer: - continued
Series 2007-3 Class A1, 5.6578% 6/10/49 (k)	$ 5,530	$ 5,683
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2006-1 Class A1, 5.219% 9/10/45 (k)	117	117
Series 2003-2 Class XP, 0.307% 3/11/41 (f)(k)(l)	3,887	3
Series 2004-6 Class XP, 0.5049% 12/10/42 (k)(l)	32,369	181
Series 2005-4 Class XP, 0.1825% 7/10/45 (k)(l)	44,524	192
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7459% 3/15/22 (f)(k)	415	290
Class G, 0.8059% 3/15/22 (f)(k)	269	175
Series 2006-BIX1:
Class F, 0.5859% 10/15/19 (f)(k)	1,104	888
Class G, 0.6059% 10/15/19 (f)(k)	767	534
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1138% 12/25/33 (f)(k)	55	33
Series 2004-1:
Class A, 0.6238% 4/25/34 (f)(k)	2,586	2,043
Class B, 2.1638% 4/25/34 (f)(k)	275	137
Class M1, 0.8238% 4/25/34 (f)(k)	234	159
Class M2, 1.4638% 4/25/34 (f)(k)	205	117
Series 2004-2:
Class A, 0.6938% 8/25/34 (f)(k)	1,905	1,505
Class M1, 0.8438% 8/25/34 (f)(k)	636	400
Series 2004-3:
Class A1, 0.6338% 1/25/35 (f)(k)	3,466	2,703
Class A2, 0.6838% 1/25/35 (f)(k)	492	320
Class M1, 0.7638% 1/25/35 (f)(k)	244	157
Class M2, 1.2638% 1/25/35 (f)(k)	138	86
Series 2005-2A:
Class A1, 0.5738% 8/25/35 (f)(k)	960	716
Class M1, 0.6938% 8/25/35 (f)(k)	66	38
Class M2, 0.7438% 8/25/35 (f)(k)	110	61
Class M3, 0.7638% 8/25/35 (f)(k)	61	31
Class M4, 0.8738% 8/25/35 (f)(k)	56	26
Series 2005-3A:
Class A1, 0.5838% 11/25/35 (f)(k)	488	363
Class A2, 0.6638% 11/25/35 (f)(k)	340	219
Class M1, 0.7038% 11/25/35 (f)(k)	58	29
Class M2, 0.7538% 11/25/35 (f)(k)	73	35
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-3A:
Class M3, 0.7738% 11/25/35 (f)(k)	$ 66	$ 30
Class M4, 0.8638% 11/25/35 (f)(k)	82	35
Series 2005-4A:
Class A2, 0.6538% 1/25/36 (f)(k)	4,654	2,979
Class B1, 1.6638% 1/25/36 (f)(k)	365	120
Class M1, 0.7138% 1/25/36 (f)(k)	1,486	773
Class M2, 0.7338% 1/25/36 (f)(k)	483	237
Class M3, 0.7638% 1/25/36 (f)(k)	640	295
Class M4, 0.8738% 1/25/36 (f)(k)	355	142
Class M5, 0.9138% 1/25/36 (f)(k)	355	137
Class M6, 0.9638% 1/25/36 (f)(k)	361	130
Series 2006-1:
Class A2, 0.6238% 4/25/36 (f)(k)	1,541	1,032
Class M1, 0.6438% 4/25/36 (f)(k)	479	239
Class M2, 0.6638% 4/25/36 (f)(k)	507	243
Class M3, 0.6838% 4/25/36 (f)(k)	435	188
Class M4, 0.7838% 4/25/36 (f)(k)	247	94
Class M5, 0.8238% 4/25/36 (f)(k)	238	91
Class M6, 0.9038% 4/25/36 (f)(k)	519	200
Series 2006-2A:
Class A1, 0.4938% 7/25/36 (f)(k)	1,717	1,326
Class A2, 0.5438% 7/25/36 (f)(k)	1,272	866
Class B1, 1.1338% 7/25/36 (f)(k)	460	119
Class B3, 2.9638% 7/25/36 (f)(k)	759	141
Class M1, 0.5738% 7/25/36 (f)(k)	1,335	635
Class M2, 0.5938% 7/25/36 (f)(k)	940	430
Class M3, 0.6138% 7/25/36 (f)(k)	743	305
Class M4, 0.6838% 7/25/36 (f)(k)	498	198
Class M5, 0.7338% 7/25/36 (f)(k)	614	221
Class M6, 0.8038% 7/25/36 (f)(k)	966	301
Series 2006-3A:
Class B1, 1.0638% 10/25/36 (f)(k)	103	21
Class B2, 1.6138% 10/25/36 (f)(k)	74	13
Class B3, 2.8638% 10/25/36 (f)(k)	121	19
Class M4, 0.6938% 10/25/36 (f)(k)	114	36
Class M5, 0.7438% 10/25/36 (f)(k)	137	38
Class M6, 0.8238% 10/25/36 (f)(k)	267	64
Series 2006-4A:
Class A1, 0.4938% 12/25/36 (f)(k)	525	391
Class A2, 0.5338% 12/25/36 (f)(k)	2,382	1,514
Class B1, 0.9638% 12/25/36 (f)(k)	82	20
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class B2, 1.5138% 12/25/36 (f)(k)	$ 85	$ 17
Class B3, 2.7138% 12/25/36 (f)(k)	143	16
Class M1, 0.5538% 12/25/36 (f)(k)	171	80
Class M2, 0.5738% 12/25/36 (f)(k)	114	49
Class M3, 0.6038% 12/25/36 (f)(k)	116	45
Class M4, 0.6638% 12/25/36 (f)(k)	139	49
Class M5, 0.7038% 12/25/36 (f)(k)	128	43
Class M6, 0.7838% 12/25/36 (f)(k)	114	36
Series 2007-1:
Class A2, 0.5338% 3/25/37 (f)(k)	2,461	1,551
Class B1, 0.9338% 3/25/37 (f)(k)	790	174
Class B2, 1.4138% 3/25/37 (f)(k)	569	105
Class B3, 3.6138% 3/25/37 (f)(k)	1,616	242
Class M1, 0.5338% 3/25/37 (f)(k)	669	301
Class M2, 0.5538% 3/25/37 (f)(k)	503	196
Class M3, 0.5838% 3/25/37 (f)(k)	446	156
Class M4, 0.6338% 3/25/37 (f)(k)	342	110
Class M5, 0.6838% 3/25/37 (f)(k)	559	162
Class M6, 0.7638% 3/25/37 (f)(k)	782	192
Series 2007-2A:
Class A1, 0.5338% 7/25/37 (f)(k)	414	289
Class A2, 0.5838% 7/25/37 (f)(k)	388	202
Class B1, 1.8638% 7/25/37 (f)(k)	121	18
Class B2, 2.5138% 7/25/37 (f)(k)	105	16
Class B3, 3.6138% 7/25/37 (f)(k)	118	15
Class M1, 0.6338% 7/25/37 (f)(k)	138	52
Class M2, 0.6738% 7/25/37 (f)(k)	77	23
Class M3, 0.7538% 7/25/37 (f)(k)	78	18
Class M4, 0.9138% 7/25/37 (f)(k)	151	30
Class M5, 1.0138% 7/25/37 (f)(k)	133	23
Class M6, 1.2638% 7/25/37 (f)(k)	169	26
Series 2007-3:
Class A2, 0.5538% 7/25/37 (f)(k)	616	376
Class B1, 1.2138% 7/25/37 (f)(k)	537	122
Class B2, 1.8638% 7/25/37 (f)(k)	1,384	302
Class B3, 4.2638% 7/25/37 (f)(k)	715	147
Class M1, 0.5738% 7/25/37 (f)(k)	464	208
Class M2, 0.6038% 7/25/37 (f)(k)	498	184
Class M3, 0.6338% 7/25/37 (f)(k)	808	261
Class M4, 0.7638% 7/25/37 (f)(k)	1,267	380
Class M5, 0.8638% 7/25/37 (f)(k)	642	182
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M6, 1.0638% 7/25/37 (f)(k)	$ 489	$ 117
Series 2007-4A:
Class A2, 0.8138% 9/25/37 (f)(k)	4,751	2,138
Class B1, 2.8138% 9/25/37 (f)(k)	803	80
Class B2, 3.7138% 9/25/37 (f)(k)	2,991	269
Class M1, 1.2138% 9/25/37 (f)(k)	749	202
Class M2, 1.3138% 9/25/37 (f)(k)	749	172
Class M4, 1.8638% 9/25/37 (f)(k)	1,968	354
Class M5, 2.0138% 9/25/37 (f)(k)	1,968	295
Class M6, 2.2138% 9/25/37 (f)(k)	1,969	236
Series 2004-1 Class IO, 1.25% 4/25/34 (f)(l)	19,317	647
Series 2006-2A Class IO, 2.4155% 7/25/36 (d)(f)(l)	51,030	3,123
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7159% 3/15/19 (f)(k)	542	396
Class H, 0.9259% 3/15/19 (f)(k)	365	205
Class J, 1.1259% 3/15/19 (f)(k)	274	148
Series 2007-BBA8:
Class D, 0.5259% 3/15/22 (f)(k)	303	176
Class E, 0.5759% 3/15/22 (f)(k)	1,576	867
Class F, 0.6259% 3/15/22 (f)(k)	967	493
Class G, 0.6759% 3/15/22 (f)(k)	248	119
Class H, 0.8259% 3/15/22 (f)(k)	303	121
Class J, 0.9759% 3/15/22 (f)(k)	303	97
sequential payer:
Series 2006-PW12 Class A2, 5.688% 9/11/38	6,640	6,760
Series 2006-T24 Class A1, 4.905% 10/12/41 (k)	63	64
Series 2007-PW17 Class A1, 5.282% 6/11/50	5,236	5,345
Series 2002-TOP8 Class X2, 2.0844% 8/15/38 (f)(k)(l)	32,300	54
Series 2003-PWR2 Class X2, 0.4686% 5/11/39 (f)(k)(l)	60,795	320
Series 2004-PWR6 Class X2, 0.6184% 11/11/41 (f)(k)(l)	22,454	271
Series 2005-PWR9 Class X2, 0.3576% 9/11/42 (f)(k)(l)	122,399	1,270
Series 2006-PW13 Class A1, 5.294% 9/11/41	5,100	5,222
Series 2007-PW15 Class A1, 5.016% 2/11/44	42	43
Series 2007-T28 Class A1, 5.422% 9/11/42	2,832	2,928
C-BASS Trust floater Series 2006-SC1 Class A, 0.5338% 5/25/36 (f)(k)	5,743	3,391
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.1172% 5/15/35 (f)(k)(l)	$ 113,450	$ 3,168
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.6019% 8/15/21 (f)(k)	323	261
Class H, 0.6419% 8/15/21 (f)(k)	258	193
Series 2004-C2 Class XP, 0.9111% 10/15/41 (f)(k)(l)	24,656	273
Series 2007-C6 Class A1, 5.622% 12/10/49 (k)	175	178
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A2A, 5.237% 12/11/49	4,270	4,391
Series 2006-CD3 Class X3, 0.4261% 10/15/48 (k)(l)	284,537	3,690
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.334% 4/15/47	12,269	12,996
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.5859% 4/15/17 (f)(k)	640	499
Class E, 0.6459% 4/15/17 (f)(k)	204	153
Class F, 0.6859% 4/15/17 (f)(k)	116	80
Class G, 0.8259% 4/15/17 (f)(k)	116	73
Class H, 0.8959% 4/15/17 (f)(k)	116	60
Class J, 1.1259% 4/15/17 (f)(k)	89	35
Series 2005-FL11:
Class F, 0.7259% 11/15/17 (f)(k)	165	135
Class G, 0.7759% 11/15/17 (f)(k)	114	80
sequential payer:
Series 2006-C8 Class A2A, 5.219% 12/10/46	1,935	1,972
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (f)	7,575	7,599
Series 2004-LBN2 Class X2, 0.8492% 3/10/39 (f)(k)(l)	9,634	35
Series 2005-LP5 Class XP, 0.2886% 5/10/43 (k)(l)	29,023	140
Series 2006-C8 Class XP, 0.4814% 12/10/46 (k)(l)	4,938	73
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	331	332
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class A1, 5.297% 12/15/39	18	18
Series 2007-C3 Class A1, 5.664% 6/15/39 (k)	1	1
Series 2006-C5 Class ASP, 0.6707% 12/15/39 (k)(l)	224,347	3,325
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2002-CP5 Class A1, 4.106% 12/15/35	2,966	3,036
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 1998-C1 Class D, 7.17% 5/17/40	$ 210	$ 211
Series 1999-C1 Class E, 7.8879% 9/15/41 (k)	531	530
Series 2001-CK6 Class AX, 0.8793% 8/15/36 (k)(l)	101,136	793
Series 2001-SPGA Class A2, 6.515% 8/13/18 (f)	13,475	13,976
Series 2003-C4 Class ASP, 0.4351% 8/15/36 (f)(k)(l)	2,932	0 *
Series 2004-C1 Class ASP, 0.9553% 1/15/37 (f)(k)(l)	44,162	214
Series 2005-C1 Class ASP, 0.321% 2/15/38 (f)(k)(l)	227,021	1,087
Series 2005-C2 Class ASP, 0.5228% 4/15/37 (f)(k)(l)	42,710	357
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class C:
0.4459% 2/15/22 (f)(k)	1,256	716
0.5459% 2/15/22 (f)(k)	448	206
Class F, 0.5959% 2/15/22 (f)(k)	897	368
Series 2010-16 Class A1, 3% 6/25/50	6,470	6,470
First Union National Bank-Bank of America Commercial Mortgage Trust:
sequential pay Series 2001-C1 Class A2, 6.136% 3/15/33	1,099	1,104
Series 2001-C1 Class D, 6.484% 3/15/33	6,920	7,002
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2004-C3 Class A2, 4.433% 7/10/39	1,413	1,431
Series 2001-1 Class X1, 1.0321% 5/15/33 (f)(k)(l)	67,300	297
Series 2004-C1 Class X2, 1.1164% 11/10/38 (f)(k)(l)	2,380	9
Series 2007-C1 Class XP, 0.2009% 12/10/49 (k)(l)	3,735	23
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	5,701	5,963
Series 2003-C3 Class X2, 0.6149% 4/10/40 (f)(k)(l)	2,417	5
Series 2004-C3 Class X2, 0.6312% 12/10/41 (k)(l)	26,199	181
Greenwich Capital Commercial Funding Corp.:
sequential payer:
Series 2005-GG3 Class A2, 4.305% 8/10/42 (k)	12,409	12,609
Series 2007-GG11 Class A1, 5.358% 12/10/49	187	194
Series 2003-C2 Class XP, 0.8232% 1/5/36 (f)(k)(l)	50,961	120
Series 2005-GG3 Class XP, 0.6925% 8/10/42 (f)(k)(l)	109,017	973
Series 2006-GG7 Class A2, 5.8883% 7/10/38 (k)	7,170	7,325
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.7353% 6/6/20 (f)(k)	$ 562	$ 451
Series 2007-EOP:
Class C, 0.6153% 3/6/20 (f)(k)	4,021	3,579
Class D, 0.6653% 3/6/20 (f)(k)	1,390	1,223
Class E, 0.7353% 3/6/20 (f)(k)	1,905	1,657
Class F, 0.7753% 3/6/20 (f)(k)	967	836
Class G, 0.8153% 3/6/20 (f)(k)	479	402
Class H, 0.9453% 3/6/20 (f)(k)	799	675
Class J, 1.1453% 3/6/20 (f)(k)	1,146	951
Series 2001-LIBA Class C, 6.733% 2/14/16 (f)	2,589	2,656
Series 2006-GG6 Class A2, 5.506% 4/10/38	3,793	3,851
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	4,481	4,597
Series 2007-GG10 Class A1, 5.69% 8/10/45	63	65
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (f)	318	319
Series 2000-HLTA Class D, 7.555% 10/3/15 (f)	4,870	4,897
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-CB7 Class X2, 0.7173% 1/12/38 (f)(k)(l)	9,652	19
Series 2003-LN1 Class X2, 0.6581% 10/15/37 (f)(k)(l)	79,485	2
Series 2004-C1 Class X2, 0.9177% 1/15/38 (f)(k)(l)	10,936	46
Series 2004-CB8 Class X2, 1.0321% 1/12/39 (f)(k)(l)	13,179	73
Series 2006-LDP7 Class A2, 5.8595% 4/15/45 (k)	3,513	3,582
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.5059% 11/15/18 (f)(k)	147	84
Class E, 0.5559% 11/15/18 (f)(k)	209	117
Class F, 0.6059% 11/15/18 (f)(k)	314	163
Class G, 0.6359% 11/15/18 (f)(k)	273	136
Class H, 0.7759% 11/15/18 (f)(k)	209	92
sequential payer:
Series 2006-LDP9 Class A1, 5.17% 5/15/47 (k)	2,126	2,153
Series 2008-C2 Class A1, 5.017% 2/12/51	188	188
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	14,905	15,039
Series 2006-C6 Class A1, 5.23% 9/15/39	2,309	2,311
Series 2006-C7 Class A1, 5.279% 11/15/38	758	772
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C1 Class A1, 5.391% 2/15/40 (k)	$ 1,412	$ 1,439
Series 2004-C2 Class XCP, 1.0459% 3/15/36 (f)(k)(l)	31,396	177
Series 2004-C4 Class A2, 4.567% 6/15/29 (k)	25	25
Series 2004-C6 Class XCP, 0.5835% 8/15/36 (f)(k)(l)	25,928	166
Series 2006-C1 Class XCP, 0.3415% 2/15/41 (k)(l)	184,498	1,514
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (k)(l)	128,657	2,089
Series 2007-C1 Class XCP, 0.3203% 2/15/40 (k)(l)	51,593	601
Series 2007-C2 Class XCP, 0.5279% 2/15/40 (k)(l)	229,018	3,515
LB-UBS Westfield Trust:
Series 2001-WM Class B, 6.647% 7/14/16 (f)	2,500	2,550
Series 2001-WM, 6.754% 7/14/16 (f)	7,589	7,743
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.6159% 9/15/21 (f)(k)	770	574
Class G, 0.6359% 9/15/21 (f)(k)	1,521	1,053
Class H, 0.6759% 9/15/21 (f)(k)	392	171
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	54	54
Series 2005-MKB2 Class A2, 4.806% 9/12/42	1,579	1,577
Series 2007-C1 Class A1, 4.533% 6/12/50	50	50
Series 2005-MCP1 Class XP, 0.6472% 6/12/43 (k)(l)	35,224	581
Series 2005-MKB2 Class XP, 0.2196% 9/12/42 (k)(l)	16,859	101
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	1,158	1,175
Series 2007-8 Class A1, 4.622% 8/12/49	2,323	2,373
Series 2007-9 Class A2, 5.59% 9/12/49	4,770	4,971
Series 2006-4 Class XP, 0.6254% 12/12/49 (k)(l)	100,793	1,832
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.472% 7/15/19 (f)(k)	554	69
Series 2007-XCLA Class A1, 0.472% 7/17/17 (f)(k)	1,705	938
Series 2007-XLCA Class B, 0.772% 7/17/17 (f)(k)	1,139	80
Series 2007-XLFA:
Class D, 0.462% 10/15/20 (f)(k)	449	101
Class E, 0.522% 10/15/20 (f)(k)	562	70
Class F, 0.572% 10/15/20 (f)(k)	337	34
Class G, 0.612% 10/15/20 (f)(k)	417	31
Class H, 0.702% 10/15/20 (f)(k)	262	7
Class J, 0.852% 10/15/20 (f)(k)	300	7
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class MHRO, 0.962% 10/15/20 (f)(k)	$ 158	$ 32
Class MJPM, 1.272% 10/15/20 (f)(k)	50	38
Class MSTR, 0.972% 10/15/20 (f)(k)	94	19
Class NHRO, 1.162% 10/15/20 (f)(k)	234	33
Class NSTR, 1.122% 10/15/20 (f)(k)	87	12
sequential payer:
Series 2003-IQ4 Class A1, 3.27% 5/15/40	573	572
Series 2003-IQ5 Class X2, 0.8727% 4/15/38 (f)(k)(l)	24,293	201
Series 2006-T23 Class A1, 5.682% 8/12/41	663	672
Series 2007-HQ11 Class A1, 5.246% 2/12/44	2,464	2,511
Series 2007-IQ13 Class A1, 5.05% 3/15/44	37	37
Series 2007-IQ14:
Class A1, 5.38% 4/15/49	101	104
Class A2, 5.61% 4/15/49	12,445	13,064
Series 2007-T25 Class A1, 5.391% 11/12/49	63	65
Series 2003-IQ6 Class X2, 0.5807% 12/15/41 (f)(k)(l)	49,218	358
Series 2005-HQ5 Class X2, 0.1695% 1/14/42 (k)(l)	40,965	207
Series 2005-IQ9 Class X2, 1.0854% 7/15/56 (f)(k)(l)	41,214	587
Series 2005-TOP17 Class X2, 0.587% 12/13/41 (k)(l)	30,280	394
Series 2006-HQ10 Class X2, 0.4996% 11/12/41 (f)(k)(l)	2,446	27
Series 2007-XLC1:
Class C, 0.872% 7/17/17 (f)(k)	1,544	39
Class D, 0.972% 7/17/17 (f)(k)	726	18
Class E, 1.072% 7/17/17 (f)(k)	590	15
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.3353% 3/12/35 (f)(k)(l)	44,124	298
Series 2003-TOP9 Class X2, 1.473% 11/13/36 (f)(k)(l)	26,808	166
Nomura Asset Securities Corp. Series 1995-MD3 Class B2, 12.3813% 4/4/27 (k)	6,225	6,224
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4759% 1/15/18 (f)(k)	859	854
Series 2006-WL7A:
Class E, 0.5519% 9/15/21 (f)(k)	938	557
Class F, 0.6119% 8/11/18 (f)(k)	1,264	528
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2006-WL7A:
Class G, 0.6319% 8/11/18 (f)(k)	$ 1,198	$ 486
Class J, 0.8719% 8/11/18 (f)(k)	266	68
Series 2007-WHL8:
Class AP1, 0.9759% 6/15/20 (f)(k)	68	37
Class AP2, 1.0759% 6/15/20 (f)(k)	112	56
Class F, 0.7559% 6/15/20 (f)(k)	2,172	543
Class LXR2, 1.0759% 6/15/20 (f)(k)	1,481	740
sequential payer:
Series 2006-C23 Class A2, 5.416% 1/15/45	7,684	7,775
Series 2006-C29 Class A1, 5.11% 11/15/48	152	154
Series 2007-C30 Class A1, 5.031% 12/15/43	1,489	1,504
Series 2007-C31 Class A1, 5.14% 4/15/47	1,109	1,121
Series 2003-C8 Class XP, 0.1813% 11/15/35 (f)(k)(l)	911	1
Series 2003-C9 Class XP, 0.4499% 12/15/35 (f)(k)(l)	1,275	2
Series 2006-C23 Class X, 0.081% 1/15/45 (f)(k)(l)	973,824	3,055
Series 2007-C30 Class XP, 0.4367% 12/15/43 (f)(k)(l)	251,606	3,436
Series 2007-C31A Class A2, 5.421% 4/15/47	5,920	6,129
WaMu Commercial Mortgage Securities Trust sequential payer Series 2005-C1A Class AJ, 5.19% 5/25/36 (f)	6,140	6,235
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $361,722)		325,877
Municipal Securities - 0.1%

Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13 (Cost $9,917)	9,917	9,902
Foreign Government and Government Agency Obligations - 0.3%

Ontario Province 1.875% 11/19/12 (Cost $20,213)	20,250	20,712
Certificates of Deposit - 0.2%

Royal Bank of Canada New York Branch yankee 2.25% 3/15/13 (Cost $17,287)	17,298	17,753
Cash Equivalents - 11.3%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.25%, dated 8/31/10 due 9/1/10:
(Collateralized by U.S. Government Obligations) #	$ 95,436	$ 95,435
(Collateralized by U.S. Government Obligations) # (b)	817,006	817,000
TOTAL CASH EQUIVALENTS (Cost $912,435)		912,435
TOTAL INVESTMENT PORTFOLIO - 110.6% (Cost $8,960,709)		8,978,191
NET OTHER ASSETS (LIABILITIES) - (10.6)%		(860,446)
NET ASSETS - 100%		$ 8,117,745
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (j)	August 2034	$ 300	(177)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (j)	Oct. 2034	356	(189)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (j)	April 2032	129	(75)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (j)	Feb. 2034	4	(4)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (j)

	Oct. 2034	$ 389	$ (215)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (j)	Sept. 2034	291	(232)
		$ 1,469	$ (892)
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $836,507,000 or 10.3% of net assets.

(g) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $200,336,000 or 2.5% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,461,000.

(j) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(k) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,277,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 6,547
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$95,435,000 due 9/01/10 at 0.25%
Banc of America Securities LLC	$ 7,430
Bank of America NA	11,152
Barclays Capital, Inc.	22,306
Goldman, Sachs & Co.	3,717
Merrill Lynch Government Securities, Inc.	6,691
Mizuho Securities USA, Inc.	29,740
Morgan Stanley & Co., Inc.	14,399
$ 95,435
$817,000,000 due 9/01/10 at 0.25%
Deutsche Bank Securities, Inc.	$ 817,000
Affiliated Central Funds
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-5 Year Central Fund	$ 44,351	$ -	$ 44,942 *	$ -	0.0%
Total	$ 44,351	$ -	$ 44,942	$ -
* Includes the value of shares redeemed through in-kind transactions. See Note 6 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,915,876	$ -	$ 1,915,876	$ -
U.S. Government and Government Agency Obligations	4,116,838	-	4,116,838	-
U.S. Government Agency - Mortgage Securities	530,803	-	530,803	-
Asset-Backed Securities	786,507	-	751,497	35,010
Collateralized Mortgage Obligations	341,488	-	335,860	5,628
Commercial Mortgage Securities	325,877	-	278,662	47,215
Municipal Securities	9,902	-	9,902	-
Foreign Government and Government Agency Obligations	20,712	-	20,712	-
Certificates of Deposit	17,753	-	17,753	-
Cash Equivalents	912,435	-	912,435	-
Total Investments in Securities:	$ 8,978,191	$ -	$ 8,890,338	$ 87,853
Derivative Instruments:
Liabilities
Swap Agreements	$ (892)	$ -	$ -	$ (892)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 108,230
Total Realized Gain (Loss)	(8,036)
Total Unrealized Gain (Loss)	30,159
Cost of Purchases	36
Proceeds of Sales	(25,176)
Amortization/Accretion	(1,148)
Transfers in to Level 3	21,842
Transfers out of Level 3	(38,054)
Ending Balance	$ 87,853
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 19,525
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (814)
Total Unrealized Gain (Loss)	454
Transfers in to Level 3	(532)
Transfers out of Level 3	-
Ending Balance	$ (892)
Realized gain (loss) on Swap Agreements for the period	$ 43
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at August 31, 2010	$ 448

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 6 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (892)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $380,964,000 of which $22,435,000, $14,472,000, $2,521,000, $20,065,000, $179,350,000 and $142,121,000 will expire on August 31, 2013, 2014, 2015, 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2010
Assets
Investment in securities, at value (including securities loaned of $801,000 and repurchase agreements of $912,435) - See accompanying schedule: Unaffiliated issuers (cost $8,960,709)		$ 8,978,191
Receivable for investments sold Regular delivery		1,100
Delayed delivery		81,753
Receivable for swap agreements		3
Receivable for fund shares sold		10,261
Interest receivable		37,867
Other receivables		62
Total assets		9,109,237

Liabilities
Payable to custodian bank	$ 224
Payable for investments purchased Regular delivery	34,462
Delayed delivery	100,421
Payable for fund shares redeemed	34,744
Distributions payable	673
Unrealized depreciation on swap agreements	892
Accrued management fee	2,138
Other affiliated payables	870
Other payables and accrued expenses	68
Collateral on securities loaned, at value	817,000
Total liabilities		991,492

Net Assets		$ 8,117,745
Net Assets consist of:
Paid in capital		$ 8,482,242
Undistributed net investment income		8,037
Accumulated undistributed net realized gain (loss) on investments		(389,124)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,590
Net Assets		$ 8,117,745
Short-Term Bond: Net Asset Value, offering price and redemption price per share ($7,773,542 ÷ 916,642 shares)		$ 8.48

Class F: Net Asset Value, offering price and redemption price per share ($344,203 ÷ 40,603 shares)		$ 8.48

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2010

Investment Income
Interest		$ 195,878

Expenses
Management fee	$ 23,148
Transfer agent fees	7,182
Fund wide operations fee	2,431
Independent trustees' compensation	26
Miscellaneous	28
Total expenses before reductions	32,815
Expense reductions	(1)	32,814
Net investment income		163,064
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	79,280
Fidelity Central Funds	1,647
Futures contracts	6,538
Swap agreements	43
Total net realized gain (loss)		87,508
Change in net unrealized appreciation (depreciation) on: Investment securities	140,580
Futures contracts	(4,828)
Swap agreements	454
Total change in net unrealized appreciation (depreciation)		136,206
Net gain (loss)		223,714
Net increase (decrease) in net assets resulting from operations		$ 386,778

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 163,064	$ 187,238
Net realized gain (loss)	87,508	(275,689)
Change in net unrealized appreciation (depreciation)	136,206	205,472
Net increase (decrease) in net assets resulting from operations	386,778	117,021
Distributions to shareholders from net investment income	(164,826)	(182,933)
Share transactions - net increase (decrease)	1,562,230	(295,010)
Total increase (decrease) in net assets	1,784,182	(360,922)

Net Assets
Beginning of period	6,333,563	6,694,485
End of period (including undistributed net investment income of $8,037 and undistributed net investment income of $10,135, respectively)	$ 8,117,745	$ 6,333,563

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Short-Term Bond

Years ended August 31,	2010	2009	2008	2007	2006 I	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.22	$ 8.31	$ 8.66	$ 8.86	$ 8.82	$ 8.92
Income from Investment Operations
Net investment income D	.186	.260	.376	.421	.133	.344
Net realized and unrealized gain (loss)	.264	(.097)	(.355)	(.208)	.037	(.107)
Total from investment operations	.450	.163	.021	.213	.170	.237
Distributions from net investment income	(.190)	(.253)	(.371)	(.413)	(.130)	(.337)
Net asset value, end of period	$ 8.48	$ 8.22	$ 8.31	$ 8.66	$ 8.86	$ 8.82
Total Return B, C	5.53%	2.07%	.23%	2.41%	1.95%	2.70%
Ratios to Average Net Assets E, G
Expenses before reductions	.45%	.45%	.45%	.45%	.45% A	.46%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45% A	.46%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.44% A	.46%
Net investment income	2.23%	3.22%	4.42%	4.77%	4.48% A	3.88%
Supplemental Data
Net assets, end of period (in millions)	$ 7,774	$ 6,333	$ 6,694	$ 7,341	$ 6,345	$ 5,865
Portfolio turnover rate F	233% J	264% J	71%	82% J	55% A	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the period ended April 30.

I For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended August 31,	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.22	$ 8.10
Income from Investment Operations
Net investment income D	.193	.042
Net realized and unrealized gain (loss)	.265	.121 G
Total from investment operations	.458	.163
Distributions from net investment income	(.198)	(.043)
Net asset value, end of period	$ 8.48	$ 8.22
Total Return B, C	5.63%	2.01%
Ratios to Average Net Assets E, I
Expenses before reductions	.35%	.35% A
Expenses net of fee waivers, if any	.35%	.35% A
Expenses net of all reductions	.35%	.35% A
Net investment income	2.33%	3.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 344,203	$ 398
Portfolio turnover rate F	233% J	264% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2010

1. Organization.

Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Short-Term Bond and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 157,943,444
Gross unrealized depreciation	(147,649,987)
Net unrealized appreciation (depreciation)	$ 10,293,457

Tax Cost	$ 8,967,897,550

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 7,135,632
Capital loss carryforward	$ (380,964,876)
Net unrealized appreciation (depreciation)	$ 9,400,529

The tax character of distributions paid was as follows:

	August 31, 2010	August 31, 2009
Ordinary Income	$ 164,826,414	$ 182,932,593

Annual Report

Notes to Financial Statements - continued

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ 42,672	$ 453,793
Interest Rate Risk
Futures Contracts	6,537,938	(4,827,914)
Totals (a)(b)(c)	$ 6,580,610	$ (4,374,121)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) Total derivatives net realized gain (loss) included in the Statement of Operations is comprised of $ $6,537,938 for futures contracts and $42,672 for swap agreements.

(c) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations is comprised of $(4,827,914) for futures contracts and $453,793 for swap agreements.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Annual Report

4. Derivative Instruments - continued

Futures Contracts - continued

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss may include credit risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $1,468,288 representing .02% of net assets.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and liquidations executed in-kind from affiliated Central Funds, aggregated $2,094,564,898 and $1,511,534,228 respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of .10% of Short-Term Bond Fund's average net assets. FIIOC receives no fees for providing transfer agency services for Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Other Affiliated Transactions. On September 25, 2009, the Fidelity Corporate Bond 1-5 Year Central Fund ("1-5 Year"), a Fidelity Central Fund in which the Fund was invested, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board. Under the plan, 1-5 Year distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $44,941,724 in return for 433,584 shares of 1-5 Year. Because 1-5 Year was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

Annual Report

Notes to Financial Statements - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $27,929 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $240,179.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1,263.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2010	2009 A
From net investment income
Short-Term Bond	$ 161,868,355	$ 182,930,708
Class F	2,958,059	1,885
Total	$ 164,826,414	$ 182,932,593

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2010	2009A	2010	2009A
Short-Term Bond
Shares sold	335,553,745	229,979,818	$ 2,807,160,398	$ 1,853,482,993
Reinvestment of distributions	18,211,889	21,600,190	152,546,091	174,104,229
Shares redeemed	(207,395,812)	(286,971,458)	(1,737,664,480)	(2,322,990,140)
Net increase (decrease)	146,369,822	(35,391,450)	$ 1,222,042,009	$ (295,402,918)
Class F
Shares sold	42,291,042	48,250	$ 354,784,284	$ 391,545
Reinvestment of distributions	351,474	230	2,957,972	1,885
Shares redeemed	(2,088,221)	(32)	(17,552,500)	(260)
Net increase (decrease)	40,554,295	48,448	$ 340,189,756	$ 393,170

A Share transactions for class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds were the owner of record, in the aggregate, of approximately 26% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Short-Term Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short-Term Bond Fund (a fund of Fidelity Fixed-Income Trust) at August 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Short-Term Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 20, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's

Annual Report

Trustees and Officers - continued

committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 13.87% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $103,311,502 of distributions paid during the period January 1, 2010 to August 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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Fidelity®
Short-Term Bond
Fund -
Class F

Annual Report

August 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2010	Past 1 year	Past 5 years	Past 10 years
Class F A	5.63%	2.72%	3.83%

A The initial offering of Class F shares took place on June 26, 2009. Returns prior to June 26, 2009 are those of Fidelity® Short Term Bond Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Short-Term Bond Fund - Class F on August 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. 1-3 Year Government/Credit Bond Index performed over the same period. The initial offering of Class F took place on June 26, 2009. See above for additional information regarding the performance of Class F.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable bonds generated strong results during the 12-month period ending August 31, 2010, as evidenced by the 9.18% advance of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade debt universe. Riskier segments of the market fared best overall, led by corporate bonds and asset-backed securities (ABS). These sectors were big beneficiaries of robust demand from investors seeking attractively priced, higher-yielding investments amid signs of economic stabilization during much of the period. The Barclays Capital U.S. Credit Bond Index rose 12.87% and the Barclays Capital U.S. Fixed-Rate ABS Index returned 10.53%. The Barclays Capital U.S. Treasury Bond Index advanced 8.13%, with most of the gain coming in the second half of the period. That's when investors began to return to the relative safety of U.S. government bonds, as the economic outlook became less certain and worries about inflation receded. Elsewhere, mortgage-backed securities (MBS), bolstered largely by government purchase programs, increased 6.97%, as measured by the Barclays Capital U.S. MBS Index. Government-backed agency securities lagged the broader MBS market, with the Barclays Capital U.S. Agency Bond Index gaining 5.82%. Agency securities initially were constrained by investors' diminished appetite for bonds with lower perceived credit risk, but later were helped by the Federal Reserve's purchases of agency debt.

Comments from Robert Galusza and Robin Foley, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity® Short-Term Bond Fund: For the year, the fund's Class F shares gained 5.63%, while the Barclays Capital U.S. 1-3 Year Government/Credit Bond Index rose 3.40%. Most of the fund's outperformance versus the index can be attributed to sector selection, with a heavy emphasis throughout much of the period on strong-performing corporate bonds, ABS, collateralized mortgage obligations, and residential and commercial MBS. Each sector was driven by strong demand from investors seeking higher yields amid signs the economy and credit markets were stabilizing. Our positioning within corporates was fruitful, led by a large overweighting in financials. A corresponding underweighting in government securities also paid off, as did strong issue selection within the category and favorable yield-curve positioning overall. During the period, we reduced the fund's weighting in government agency securities and, to a lesser extent, other non-Treasury sectors - including eliminating exposure to Eurodollar futures - based on valuations, and redeployed most of the proceeds into Treasuries.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Short-Term Bond	.45%
Actual		$ 1,000.00	$ 1,022.40	$ 2.29
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Class F	.35%
Actual		$ 1,000.00	$ 1,022.90	$ 1.78
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.79

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
U.S. Government and U.S. Government Agency Obligations† 59.7%	U.S. Government and U.S. Government Agency Obligations† 51.4%
AAA 12.9%	AAA 13.7%
AA 8.3%	AA 8.5%
A 7.3%	A 9.1%
BBB 9.9%	BBB 10.8%
BB and Below 0.9%	BB and Below 1.2%
Not Rated 0.3%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 0.7%	Short-Term Investments and Net Other Assets 4.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2010
6 months ago
Years	2.4	2.4

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of August 31, 2010
6 months ago
Years	1.9	1.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2010 *	As of February 28, 2010 **
Corporate Bonds 23.6%	Corporate Bonds 25.8%
U.S. Government and U.S. Government Agency Obligations† 59.7%	U.S. Government and U.S. Government Agency Obligations† 51.4%
Asset-Backed Securities 9.7%	Asset-Backed Securities 12.1%
CMOs and Other Mortgage Related Securities 5.7%	CMOs and Other Mortgage Related Securities 5.4%
Municipal Bonds 0.1%	Municipal Bonds 0.1%
Other Investments 0.5%	Other Investments 0.3%
Short-Term Investments and Net Other Assets 0.7%	Short-Term Investments and Net Other Assets 4.9%

* Foreign investments	8.2%	** Foreign investments	9.9%
* Futures and Swaps	0.0%	** Futures and Swaps	5.3%
† Includes FDIC Guaranteed Corporate Securities.

Annual Report

Investments August 31, 2010

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.1%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 16,316	$ 17,075
5.875% 3/15/11	4,350	4,467
6.5% 11/15/13	6,814	7,784
		29,326
Diversified Consumer Services - 0.1%
Yale University 2.9% 10/15/14	5,340	5,665
Household Durables - 0.3%
Fortune Brands, Inc.:
3% 6/1/12	6,820	6,915
5.125% 1/15/11	10,267	10,420
Whirlpool Corp. 6.125% 6/15/11	7,250	7,490
		24,825
Media - 1.2%
Comcast Cable Communications, Inc. 6.75% 1/30/11	23,665	24,239
Comcast Corp. 5.45% 11/15/10	1,150	1,161
COX Communications, Inc. 7.125% 10/1/12	18,400	20,459
NBC Universal, Inc. 3.65% 4/30/15 (f)	7,820	8,202
News America, Inc. 5.3% 12/15/14	9,474	10,689
Time Warner Cable, Inc. 5.4% 7/2/12	20,680	22,189
Time Warner, Inc. 3.15% 7/15/15	11,388	11,706
		98,645
Specialty Retail - 0.2%
Staples, Inc.:
7.375% 10/1/12	6,373	7,099
7.75% 4/1/11	7,050	7,317
		14,416
TOTAL CONSUMER DISCRETIONARY		172,877
CONSUMER STAPLES - 1.2%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13 (f)	12,819	13,030
7.2% 1/15/14 (f)	11,100	12,940
Diageo Capital PLC 5.2% 1/30/13	2,405	2,625
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Diageo Finance BV 5.5% 4/1/13	$ 8,519	$ 9,412
The Coca-Cola Co. 3.625% 3/15/14	590	640
		38,647
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc. 2.25% 7/8/15	9,508	9,778
Food Products - 0.4%
Cargill, Inc. 5.2% 1/22/13 (f)	2,175	2,361
Kraft Foods, Inc.:
2.625% 5/8/13	19,534	20,158
5.625% 11/1/11	7,653	8,063
		30,582
Tobacco - 0.2%
Altria Group, Inc.:
4.125% 9/11/15	7,500	7,958
8.5% 11/10/13	8,000	9,526
		17,484
TOTAL CONSUMER STAPLES		96,491
ENERGY - 1.4%
Energy Equipment & Services - 0.0%
Weatherford International Ltd. 5.15% 3/15/13	401	429
Oil, Gas & Consumable Fuels - 1.4%
Cenovus Energy, Inc. 4.5% 9/15/14	11,287	12,382
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (f)	6,093	6,140
Duke Energy Field Services 6.875% 2/1/11	454	465
EnCana Corp. 6.3% 11/1/11	936	989
Enterprise Products Operating LP 4.6% 8/1/12	9,289	9,726
Gazstream SA 5.625% 7/22/13 (f)	5,687	5,871
Nexen, Inc. 5.05% 11/20/13	334	362
NGPL PipeCo LLC 6.514% 12/15/12 (f)	6,699	7,037
Plains All American Pipeline LP 7.75% 10/15/12	1,925	2,148
Plains All American Pipeline LP/PAA Finance Corp. 4.25% 9/1/12	9,200	9,599
Ras Laffan Liquefied Natural Gas Co. Ltd. III 4.5% 9/30/12 (f)	3,544	3,732
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)	8,777	9,560
Shell International Finance BV 1.875% 3/25/13	14,810	15,115
Southeast Supply Header LLC 4.85% 8/15/14 (f)	10,282	11,007
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Companies, Inc. 6.375% 10/1/10 (f)	$ 11,000	$ 11,033
XTO Energy, Inc. 4.9% 2/1/14	8,743	9,795
		114,961
TOTAL ENERGY		115,390
FINANCIALS - 13.1%
Capital Markets - 2.2%
Bear Stearns Companies, Inc.:
5.35% 2/1/12	401	425
6.95% 8/10/12	11,000	12,179
Goldman Sachs Group, Inc.:
3.625% 8/1/12	21,000	21,737
3.7% 8/1/15	7,094	7,182
4.75% 7/15/13	5,401	5,738
5.25% 10/15/13	5,483	5,934
Janus Capital Group, Inc. 6.125% 9/15/11 (d)	5,672	5,738
JPMorgan Chase & Co. 0.9575% 2/26/13 (k)	15,000	15,026
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	7,360	7,856
6.05% 8/15/12	4,605	4,941
Morgan Stanley:
0.8299% 1/9/14 (k)	435	406
2.8763% 5/14/13 (k)	8,000	8,081
4.2% 11/20/14	12,995	13,382
5.25% 11/2/12	6,750	7,181
6% 5/13/14	13,390	14,595
Northern Trust Corp. 4.625% 5/1/14	1,346	1,489
Royal Bank of Scotland PLC 3.4% 8/23/13	8,000	8,102
The Bank of New York, Inc. 4.3% 5/15/14	5,445	5,955
UBS AG Stamford Branch:
1.4391% 2/23/12 (k)	14,500	14,587
2.25% 8/12/13	16,120	16,195
		176,729
Commercial Banks - 4.6%
American Express Centurion Bank 5.2% 11/26/10	229	231
Bank of Montreal 2.125% 6/28/13	15,550	15,984
Bank of Nova Scotia 2.25% 1/22/13	24,370	24,989
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.6% 1/22/13 (f)	17,770	18,181
Barclays Bank PLC 2.5% 1/23/13	17,050	17,361
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Commonwealth Bank of Australia:
1.0893% 3/19/13 (f)(k)	$ 15,350	$ 15,338
3.75% 10/15/14 (f)	16,410	17,382
Credit Agricole SA 0.7178% 6/7/11 (f)(k)	10,000	9,943
Credit Suisse New York Branch 5% 5/15/13	36,750	39,764
DBS Bank Ltd. (Singapore) 0.5963% 5/16/17 (f)(k)	1,144	1,107
HSBC Holdings PLC 0.7336% 10/6/16 (k)	770	736
ING Bank NV 2.65% 1/14/13 (f)	14,190	14,291
Manufacturers & Traders Trust Co. 2.033% 4/1/13 (f)(k)	485	477
National Australia Bank Ltd. 2.35% 11/16/12 (f)	17,518	17,827
PNC Funding Corp.:
0.615% 1/31/12 (k)	470	469
3% 5/19/14	8,490	8,728
3.625% 2/8/15	8,119	8,533
Rabobank Nederland NV 2.65% 8/17/12 (f)	39,550	40,670
Regions Financial Corp. 4.875% 4/26/13	7,700	7,773
Royal Bank of Scotland PLC 1.5% 3/30/12 (f)	17,050	17,215
Santander US Debt SA Unipersonal 2.485% 1/18/13 (f)	14,500	14,278
Sovereign Bank 2.1756% 8/1/13 (k)	1,101	1,038
SunTrust Bank 6.375% 4/1/11	3,000	3,088
Svenska Handelsbanken AB 2.875% 9/14/12 (f)	22,266	22,839
US Bancorp 4.2% 5/15/14	8,510	9,300
Wachovia Corp. 0.6363% 4/23/12 (k)	49	49
Wells Fargo & Co.:
3.625% 4/15/15	7,400	7,744
4.375% 1/31/13	10,956	11,685
5.25% 10/23/12	3,290	3,538
Westpac Banking Corp.:
1.0811% 4/8/13 (f)(k)	8,700	8,700
2.1% 8/2/13	3,181	3,218
2.25% 11/19/12	10,339	10,518
		372,994
Consumer Finance - 1.7%
American Honda Finance Corp. 2.375% 3/18/13 (f)	3,000	3,065
Capital One Financial Corp.:
5.7% 9/15/11	3,618	3,767
7.375% 5/23/14	13,000	15,147
Caterpillar Financial Services Corp. 2% 4/5/13	5,668	5,804
General Electric Capital Corp.:
2.8% 1/8/13	1,270	1,306
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.: - continued
3.5% 8/13/12	$ 80,000	$ 83,143
3.5% 6/29/15	2,968	3,073
5.9% 5/13/14	4,902	5,543
Household Finance Corp. 6.375% 10/15/11	378	399
HSBC Finance Corp.:
5.25% 1/14/11	268	272
5.9% 6/19/12	6,125	6,518
John Deere Capital Corp. 1.875% 6/17/13	12,414	12,678
		140,715
Diversified Financial Services - 2.6%
Bank of America Corp. 5.375% 8/15/11	8,270	8,636
BB&T Corp. 3.375% 9/25/13	6,700	7,016
BNP Paribas US Medium-Term Note Program LLC 2.125% 12/21/12	11,280	11,470
BP Capital Markets PLC 3.125% 3/10/12	8,461	8,477
Citigroup, Inc.:
2.3844% 8/13/13 (k)	6,181	6,226
4.75% 5/19/15	8,020	8,262
5.125% 5/5/14	1,269	1,337
5.5% 4/11/13	6,500	6,901
6% 12/13/13	19,555	21,100
6.375% 8/12/14	2,530	2,768
6.5% 1/18/11	174	178
6.5% 8/19/13	7,379	8,070
Deutsche Bank AG London Branch 2.375% 1/11/13	29,670	30,206
Iberbond 2004 PLC 4.826% 12/24/17 (m)	6,749	6,277
JPMorgan Chase & Co.:
4.75% 5/1/13	9,337	10,121
4.891% 9/1/15 (k)	13,913	13,837
6.75% 2/1/11	50	51
MassMutual Global Funding II 3.625% 7/16/12 (f)	4,300	4,489
New York Life Global Fund:
2.25% 12/14/12 (f)	6,570	6,718
5.25% 10/16/12 (f)	10,930	11,823
OAO Industry & Construction Bank 6.2% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (k)	1,425	1,375
Pricoa Global Funding I 5.45% 6/11/14 (f)	5,730	6,372
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding, Inc.:
5.35% 4/15/12 (f)	$ 628	$ 644
5.5% 1/15/14 (f)	144	146
USAA Capital Corp. 3.5% 7/17/14 (f)	9,044	9,590
Volkswagen International Finance NV 1.625% 8/12/13 (f)	6,457	6,471
Whirlpool Corp. 8% 5/1/12	7,298	7,968
ZFS Finance USA Trust IV 5.875% 5/9/62 (f)(k)	500	448
		206,977
Insurance - 0.8%
Berkshire Hathaway, Inc. 2.125% 2/11/13	14,470	14,886
MetLife, Inc. 6.125% 12/1/11	175	185
Metropolitan Life Global Funding I:
2.5% 1/11/13 (f)	11,430	11,682
2.875% 9/17/12 (f)	11,731	12,041
5.125% 4/10/13 (f)	6,720	7,320
5.125% 6/10/14 (f)	5,093	5,643
Monumental Global Funding II 5.65% 7/14/11 (f)	146	150
Prudential Financial, Inc. 3.625% 9/17/12	9,639	10,002
Unum Group 7.625% 3/1/11	6,335	6,528
		68,437
Real Estate Investment Trusts - 0.1%
AvalonBay Communities, Inc. 5.5% 1/15/12	570	601
Duke Realty LP 4.625% 5/15/13	114	118
Federal Realty Investment Trust 5.4% 12/1/13	150	163
HRPT Properties Trust 1.1371% 3/16/11 (k)	3,745	3,732
		4,614
Real Estate Management & Development - 0.6%
Arden Realty LP 8.5% 11/15/10	7,855	7,978
Brandywine Operating Partnership LP 5.625% 12/15/10	13,832	13,968
Colonial Properties Trust 4.8% 4/1/11	7	7
Duke Realty LP 5.625% 8/15/11	5,464	5,584
ERP Operating LP 5.5% 10/1/12	90	97
Liberty Property LP 6.375% 8/15/12	7,473	8,025
Mack-Cali Realty LP 7.75% 2/15/11	361	370
Reckson Operating Partnership LP 5.15% 1/15/11	49	49
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Simon Property Group LP:
4.2% 2/1/15	$ 2,715	$ 2,902
5.3% 5/30/13	7,322	8,104
		47,084
Thrifts & Mortgage Finance - 0.5%
Bank of America Corp. 3.7% 9/1/15	10,610	10,590
Countrywide Financial Corp. 5.8% 6/7/12	16,258	17,293
Independence Community Bank Corp. 2.353% 4/1/14 (k)	5,021	4,831
US Central Federal Credit Union 1.9% 10/19/12	9,870	10,120
		42,834
TOTAL FINANCIALS		1,060,384
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.2%
Express Scripts, Inc. 5.25% 6/15/12	10,265	10,951
WellPoint, Inc. 5% 1/15/11	3,881	3,940
		14,891
Pharmaceuticals - 0.2%
Pfizer, Inc. 4.45% 3/15/12	6,714	7,083
Roche Holdings, Inc. 4.5% 3/1/12 (f)	7,200	7,575
Wyeth 5.5% 2/1/14	4,108	4,652
		19,310
TOTAL HEALTH CARE		34,201
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (f)	7,300	8,062
6.4% 12/15/11 (f)	7,987	8,446
		16,508
Airlines - 0.1%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	161	162
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc. 6.795% 2/2/20	$ 212	$ 204
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	8,766	8,854
		9,220
Commercial Services & Supplies - 0.2%
R.R. Donnelley & Sons Co. 5.625% 1/15/12	16,805	17,244
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
1.875% 6/15/13	7,770	7,903
5.45% 10/15/12	3,003	3,279
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (f)	5,030	5,078
		16,260
TOTAL INDUSTRIALS		59,232
INFORMATION TECHNOLOGY - 0.2%
Office Electronics - 0.2%
Xerox Corp.:
4.25% 2/15/15	8,040	8,564
5.5% 5/15/12	9,707	10,359
		18,923
MATERIALS - 0.6%
Chemicals - 0.4%
Dow Chemical Co. 4.85% 8/15/12	29,758	31,406
Metals & Mining - 0.2%
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12	3,598	3,819
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (f)	3,300	3,640
Rio Tinto Finance (USA) Ltd. 8.95% 5/1/14	6,662	8,173
		15,632
TOTAL MATERIALS		47,038
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.8%
AT&T Broadband Corp. 8.375% 3/15/13	3,140	3,648
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.:
2.5% 8/15/15	$ 10,110	$ 10,220
4.95% 1/15/13	10,874	11,847
6.7% 11/15/13	2,385	2,762
British Telecommunications PLC 9.375% 12/15/10 (d)	6,239	6,378
Deutsche Telekom International Financial BV 5.375% 3/23/11	20,000	20,526
France Telecom SA:
4.375% 7/8/14	7,631	8,437
7.75% 3/1/11 (d)	9,441	9,771
SBC Communications, Inc. 5.875% 2/1/12	4,923	5,258
Sprint Capital Corp. 7.625% 1/30/11	268	273
Telecom Italia Capital SA:
0.9456% 2/1/11 (k)	4,542	4,528
6.175% 6/18/14	16,200	17,764
Telefonica Emisiones SAU 2.582% 4/26/13	19,310	19,575
Verizon New England, Inc. 6.5% 9/15/11	7,923	8,359
Verizon New York, Inc. 6.875% 4/1/12	13,328	14,401
		143,747
Wireless Telecommunication Services - 0.6%
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	14,442	15,603
Verizon Wireless Capital LLC:
3.75% 5/20/11	16,939	17,311
5.25% 2/1/12	5,544	5,885
Vodafone Group PLC 5.5% 6/15/11	10,561	10,945
		49,744
TOTAL TELECOMMUNICATION SERVICES		193,491
UTILITIES - 1.5%
Electric Utilities - 0.9%
Alabama Power Co. 4.85% 12/15/12	7,496	8,123
Commonwealth Edison Co. 5.4% 12/15/11	5,225	5,508
EDP Finance BV 5.375% 11/2/12 (f)	6,575	6,797
FirstEnergy Corp. 6.45% 11/15/11	11,495	12,073
FirstEnergy Solutions Corp. 4.8% 2/15/15	1,720	1,834
Mid-American Energy Co. 5.65% 7/15/12	309	333
Niagara Mohawk Power Corp. 3.553% 10/1/14 (f)	14,230	15,002
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc.:
6.05% 3/15/14	$ 3,658	$ 4,156
7.1% 3/1/11	9,628	9,925
Southern Co.:
0.9178% 10/21/11 (k)	6,432	6,457
4.15% 5/15/14	1,976	2,142
		72,350
Gas Utilities - 0.0%
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,058	1,074
Independent Power Producers & Energy Traders - 0.2%
PSEG Power LLC 2.5% 4/15/13	12,986	13,299
Multi-Utilities - 0.4%
Consolidated Edison Co. of New York, Inc.:
Series 2000 B, 7.5% 9/1/10	124	124
Series 2000 B, 7.5% 9/1/10	156	156
Dominion Resources, Inc.:
2.25% 9/1/15	5,149	5,157
6.3% 9/30/66 (k)	7,611	7,154
DTE Energy Co. 7.05% 6/1/11	9,501	9,920
KeySpan Corp. 7.625% 11/15/10	4,110	4,168
NiSource Finance Corp. 7.875% 11/15/10	4,391	4,447
		31,126
TOTAL UTILITIES		117,849
TOTAL NONCONVERTIBLE BONDS (Cost $1,855,035)		1,915,876
U.S. Government and Government Agency Obligations - 50.7%

U.S. Government Agency Obligations - 10.5%
Fannie Mae:
0.625% 9/24/12	109,880	109,737
1% 4/4/12	6,530	6,578
1% 9/23/13	144,610	144,821
1.125% 7/30/12	54,030	54,525
1.25% 8/20/13	78,560	79,311
2.5% 5/15/14	68,673	71,925
2.75% 3/13/14	5,210	5,511
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
4.375% 9/15/12	$ 5,723	$ 6,150
4.625% 10/15/13	74,550	82,928
4.75% 11/19/12	21,925	23,858
Federal Home Loan Bank:
1.125% 5/18/12	21,500	21,700
1.625% 11/21/12	21,625	22,051
1.75% 8/22/12	12,100	12,358
Freddie Mac:
0.875% 10/28/13	79,262	78,993
1.125% 7/27/12	80,067	80,832
1.75% 6/15/12	30,876	31,505
2.125% 3/23/12	2,456	2,516
2.125% 9/21/12	10,220	10,520
2.5% 4/23/14	5,880	6,169
4.125% 12/21/12	2,549	2,743
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		854,731
U.S. Treasury Obligations - 37.7%
U.S. Treasury Notes:
0.75% 5/31/12	251,275	252,582
0.75% 8/15/13 (e)	800,430	801,431
0.875% 1/31/12	821,668	827,351
1% 4/30/12	280,341	282,926
1.375% 2/15/13	197,187	200,900
1.75% 4/15/13 (i)	421,164	433,403
1.75% 7/31/15	16,081	16,419
1.875% 4/30/14	150,900	156,075
2.375% 9/30/14	23,131	24,338
2.375% 10/31/14	63,074	66,346
TOTAL U.S. TREASURY OBLIGATIONS		3,061,771
Other Government Related - 2.5%
American Express Bank FSB 3.15% 12/9/11 (FDIC Guaranteed) (g)	6,100	6,308
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (g)	10,006	10,256
3.125% 6/15/12 (FDIC Guaranteed) (g)	3,916	4,091
Citibank NA 1.875% 6/4/12 (FDIC Guaranteed) (g)	11,830	12,084
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (g)	$ 22,590	$ 23,143
1.875% 11/15/12 (FDIC Guaranteed) (g)	16,200	16,600
2.25% 12/10/12 (FDIC Guaranteed) (g)	16,520	17,074
Citigroup, Inc. 2.875% 12/9/11 (FDIC Guaranteed) (g)	3,850	3,968
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (g)	19,730	20,266
2.625% 12/28/12 (FDIC Guaranteed) (g)	17,600	18,333
3% 12/9/11 (FDIC Guaranteed) (g)	20,007	20,615
Goldman Sachs Group, Inc.:
2.15% 3/15/12 (FDIC Guaranteed) (g)	2,300	2,357
3.25% 6/15/12 (FDIC Guaranteed) (g)	1,870	1,955
HSBC USA, Inc. 3.125% 12/16/11 (FDIC Guaranteed) (g)	2,310	2,390
JPMorgan Chase & Co. 3.125% 12/1/11 (FDIC Guaranteed) (g)	8,140	8,413
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (g)	12,180	12,606
Wells Fargo & Co. 3% 12/9/11 (FDIC Guaranteed) (g)	19,250	19,877
TOTAL OTHER GOVERNMENT RELATED		200,336
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,072,729)		4,116,838
U.S. Government Agency - Mortgage Securities - 6.5%

Fannie Mae - 4.9%
1.741% 10/1/33 (k)	3,253	3,335
1.85% 10/1/33 (k)	296	306
1.94% 10/1/33 (k)	133	137
1.946% 4/1/36 (k)	1,973	2,038
1.971% 12/1/34 (k)	277	286
1.972% 2/1/33 (k)	245	253
1.972% 1/1/35 (k)	4,305	4,457
1.975% 4/1/36 (k)	781	809
1.983% 3/1/35 (k)	195	202
2.02% 7/1/35 (k)	23,824	24,737
2.065% 7/1/35 (k)	114	118
2.136% 3/1/35 (k)	42	44
2.345% 3/1/35 (k)	2,965	3,077
2.387% 5/1/33 (k)	59	62
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.582% 3/1/35 (k)	$ 125	$ 131
2.593% 6/1/36 (k)	301	315
2.618% 7/1/35 (k)	1,094	1,145
2.621% 5/1/35 (k)	3,536	3,681
2.64% 5/1/35 (k)	8,987	9,406
2.66% 7/1/33 (k)	4,647	4,871
2.688% 2/1/39 (k)	13,049	13,548
2.693% 12/1/34 (k)	2,119	2,219
2.747% 7/1/35 (k)	2,903	3,028
2.782% 10/1/35 (k)	526	546
2.798% 10/1/33 (k)	392	411
2.808% 11/1/34 (h)(k)	15,784	16,569
2.822% 12/1/33 (k)	1,727	1,800
2.827% 3/1/37 (k)	6,112	6,403
2.841% 11/1/36 (k)	555	581
2.844% 11/1/36 (k)	3,804	3,998
2.845% 7/1/34 (k)	131	137
2.861% 2/1/35 (k)	3,554	3,700
2.898% 8/1/33 (k)	4,139	4,323
3.011% 10/1/35 (k)	13,316	13,930
3.03% 7/1/35 (k)	1,117	1,168
3.043% 2/1/34 (k)	91	95
3.058% 11/1/34 (k)	1,913	2,001
3.151% 8/1/35 (k)	2,449	2,567
3.172% 7/1/35 (k)	1,275	1,336
3.2% 9/1/34 (k)	371	387
3.201% 1/1/40 (k)	6,936	7,231
3.264% 1/1/40 (k)	18,804	19,644
3.281% 2/1/40 (k)	11,514	12,024
3.295% 11/1/36 (k)	2,135	2,238
3.33% 4/1/35 (k)	5,968	6,252
3.343% 1/1/40 (k)	10,907	11,425
3.407% 10/1/37 (k)	769	805
3.5% 10/1/25 (h)	81,120	84,102
3.559% 2/1/40 (k)	4,165	4,375
3.587% 12/1/39 (k)	1,975	2,067
3.603% 3/1/40 (k)	8,650	9,108
3.693% 10/1/35 (k)	890	942
3.774% 10/1/39 (k)	10,770	11,290
4.5% 8/1/18 to 7/1/20	47,555	50,832
4.65% 2/1/36 (k)	1,012	1,053
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 3/1/16 to 1/1/20	$ 20,235	$ 21,874
6.5% 11/1/11 to 3/1/35	13,989	15,154
7% 10/1/12 to 11/1/18	1,338	1,445
7.5% 6/1/12 to 11/1/31	65	69
11.5% 11/1/15	1	1
TOTAL FANNIE MAE		400,088
Freddie Mac - 1.6%
1.948% 12/1/35 (k)	2,703	2,786
2.52% 4/1/35 (k)	4,724	4,937
2.624% 1/1/35 (k)	192	200
2.626% 4/1/35 (k)	13,267	13,853
2.664% 6/1/35 (k)	453	475
2.869% 6/1/35 (k)	1,049	1,104
3.019% 11/1/35 (k)	1,905	2,000
3.088% 3/1/35 (k)	2,248	2,368
3.12% 1/1/35 (k)	346	362
3.332% 6/1/37 (k)	2,459	2,591
3.338% 1/1/36 (k)	1,598	1,674
3.518% 12/1/39 (k)	6,235	6,528
3.54% 3/1/33 (k)	40	43
3.542% 4/1/40 (k)	5,651	5,919
3.586% 4/1/40 (k)	4,919	5,162
3.587% 8/1/34 (k)	940	988
3.614% 2/1/40 (k)	11,755	12,352
3.738% 8/1/36 (k)	1,538	1,619
4.5% 8/1/18 to 11/1/18	38,598	41,238
4.914% 9/1/35 (k)	2,402	2,504
5% 4/1/20	16,901	18,074
5.416% 10/1/35 (k)	396	420
8.5% 5/1/27 to 7/1/28	302	351
12% 11/1/19	15	17
TOTAL FREDDIE MAC		127,565
Ginnie Mae - 0.0%
7% 11/15/27 to 8/15/32	2,820	3,150
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $517,912)		530,803
Asset-Backed Securities - 9.7%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34	$ 2,286	$ 1,637
Series 2005-1 Class M1, 0.7338% 4/25/35 (k)	1,226	704
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0138% 3/25/34 (k)	70	67
Class M2, 1.9138% 3/25/34 (k)	115	75
Series 2005-HE2 Class M2, 0.7138% 4/25/35 (k)	131	117
Series 2006-HE2 Class M3, 0.6038% 5/25/36 (k)	14	1
Series 2006-OP1:
Class M1, 0.5438% 4/25/36 (k)	8,000	642
Class M4, 0.6338% 4/25/36 (k)	115	4
Class M5, 0.6538% 4/25/36 (k)	29	0 *
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.7463% 10/20/14 (k)	61	11
Series 2007-A4 Class A4, 0.2963% 4/22/13 (k)	224	222
Ally Auto Receivables Trust:
Series 2009-A Class A3, 2.33% 6/17/13 (f)	2,780	2,837
Series 2009-B Class A3, 1.98% 10/15/13 (f)	11,180	11,372
Series 2010-1:
Class A3, 1.45% 5/15/14	1,385	1,388
Class A4, 2.3% 12/15/14	10,250	10,507
Ally Master Owner Trust:
Series 2010-1 Class A, 2.0259% 1/15/15 (f)(k)	19,740	20,119
Series 2010-3 Class A, 2.88% 4/15/15 (f)	6,870	7,056
AmeriCredit Automobile Receivables Trust:
Series 2005-DA Class A4, 5.02% 11/6/12	3,366	3,367
Series 2006-1 Class D, 5.49% 4/6/12	4,635	4,784
Americredit Automobile Receivables Trust Series 2010-B Class A2, 1.18% 2/6/14	6,000	6,001
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A3, 5.22% 6/8/12	656	659
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.8138% 4/25/34 (k)	103	11
Series 2005-R2 Class M1, 0.7138% 4/25/35 (k)	1,390	1,079
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7188% 3/25/34 (k)	378	257
Series 2004-W7 Class M1, 0.8138% 5/25/34 (k)	227	103
Series 2006-W4 Class A2C, 0.4238% 5/25/36 (k)	978	337
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 0.6338% 3/25/36 (k)	63	5
Axon Financial Funding Ltd. 1.1336% 4/4/17 (c)(f)(k)	2,749	0 *
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Bank of America Auto Trust:
Series 2009-1A:
Class A2, 1.7% 12/15/11 (f)	$ 680	$ 681
Class A3, 2.67% 7/15/13 (f)	10,798	10,967
Class A4, 3.52% 6/15/16 (f)	5,400	5,664
Series 2009-2A Class A3, 2.13% 9/15/13 (f)	4,400	4,458
Series 2009-3A Class A3, 1.67% 12/15/13 (f)	10,900	11,021
Series 2010-2 Class A3, 1.31% 7/15/14	13,020	13,138
Bank of America Credit Card Master Trust Series 2006-A16 Class A16, 4.72% 5/15/13	21,841	22,109
BMW Vehicle Lease Trust Series 2009-1 Class A3, 2.91% 3/15/12	6,389	6,455
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.2883% 12/1/41 (k)	7,136	7,124
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5483% 12/26/24 (k)	1,477	1,403
C-BASS Trust Series 2006-CB7 Class A2, 0.3238% 10/25/36 (k)	107	105
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	6,605	6,647
Class C, 5.31% 6/15/12	391	397
Series 2007-1:
Class B, 5.15% 9/17/12	5,755	5,955
Class C, 5.38% 11/15/12	139	145
Series 2007-SN2 Class A4, 1.3059% 5/16/11 (f)(k)	4,113	4,114
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	6,361	6,522
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14	14,640	15,277
Capital One Multi-Asset Execution Trust:
Series 2003-A5 Class A5, 0.5659% 7/15/13 (k)	4,680	4,680
Series 2003-B5 Class B5, 4.79% 8/15/13	4,085	4,102
Series 2006-A2 Class A, 4.85% 11/15/13	2,800	2,844
Series 2008-A3 Class A3, 5.05% 2/15/16	4,100	4,514
Series 2009-A2 Class A2, 3.2% 4/15/14	22,200	22,648
Capital One Prime Auto Receivables Trust Series 2007-1 Class B1, 5.76% 12/15/13	5,590	5,750
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7163% 7/20/39 (f)(k)	308	62
Class B, 1.0163% 7/20/39 (f)(k)	178	9
Class C, 1.3663% 7/20/39 (f)(k)	229	5
CarMax Auto Owner Trust Series 2006-2 Class C, 5.53% 3/15/13	5,185	5,208
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5638% 7/25/36 (k)	$ 768	$ 79
Series 2006-NC2 Class M7, 1.1138% 6/25/36 (k)	287	12
Series 2006-NC4 Class M1, 0.5638% 10/25/36 (k)	53	7
Series 2006-RFC1 Class M9, 2.1338% 5/25/36 (k)	125	7
Series 2007-RFC1 Class A3, 0.4038% 12/25/36 (k)	1,214	462
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4463% 5/20/17 (f)(k)	97	87
Series 2005-1A Class A1, 4.67% 5/20/17 (f)	109	110
Chase Auto Owner Trust Series 2006-B Class B, 5.24% 4/15/14	320	321
Chase Issuance Trust:
Series 2005-A7 Class A7, 4.55% 3/15/13	9,290	9,432
Series 2007-A17 Class A, 5.12% 10/15/14	4,800	5,230
Series 2009-A3 Class A3, 2.4% 6/17/13	19,250	19,530
Series 2008-9 Class A, 4.26% 5/15/13	6,537	6,709
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (f)	7,300	7,326
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	8,000	8,270
Series 2007-B6 Class B6, 5% 11/8/12	17,265	17,382
Series 2008-A5 Class A5, 4.85% 4/22/15	8,166	8,952
Series 2009-A3 Class A3, 2.7% 6/24/13	4,020	4,089
Series 2009-A5 Class A5, 2.25% 12/23/14	25,840	26,562
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (f)	5,151	5,170
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5338% 5/25/37 (k)	515	23
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3238% 6/25/47 (k)	24	23
Series 2007-4 Class A1A, 0.4488% 9/25/37 (k)	152	141
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	222	0*
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.5138% 7/25/34 (k)	419	237
Series 2004-3 Class M4, 1.2338% 4/25/34 (k)	107	39
Series 2004-4 Class M2, 1.0588% 6/25/34 (k)	396	208
Series 2005-3 Class MV1, 0.6838% 8/25/35 (k)	820	772
Series 2005-AB1 Class A2, 0.4738% 8/25/35 (k)	124	121
CPS Auto Receivables Trust Series 2007-C Class A3, 5.43% 5/15/12 (f)	875	880
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.8288% 5/28/35 (k)	$ 634	$ 488
Class AB3, 0.7759% 5/28/35 (k)	273	205
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4388% 8/25/34 (k)	196	89
Series 2006-2 Class M1, 0.5738% 7/25/36 (k)	6,145	205
Series 2006-3 Class 2A3, 0.4238% 11/25/36 (k)	3,407	1,221
First Franklin Mortgage Loan Trust Series 2005-FF9 Class A3, 0.5438% 10/25/35 (k)	2,187	2,046
Ford Credit Auto Lease Trust:
Series 2009-A Class A2, 2.6% 5/15/11 (f)	580	580
Series 2010-A Class A2, 1.04% 3/15/13 (f)	15,100	15,129
Ford Credit Auto Owner Trust:
Series 2006-B Class C, 5.68% 6/15/12	9,900	10,148
Series 2006-C:
Class B, 5.3% 6/15/12	91	94
Class C, 5.47% 9/15/12	6,400	6,623
Series 2007-A:
Class B, 5.6% 10/15/12	2,575	2,718
Class C, 5.8% 2/15/13	4,100	4,330
Series 2008-B Class A3A, 4.28% 5/15/12	11,529	11,678
Series 2009-B:
Class A2, 2.4604% 11/15/11	535	536
Class A3, 2.79% 8/15/13	6,930	7,063
Series 2009-C Class A4, 4.43% 11/15/14	6,210	6,676
Series 2009-D Class A3, 2.17% 10/15/13	3,500	3,553
Series 2009-E Class A3, 1.51% 1/15/14	7,400	7,468
Series 2010-B Class A3, 0.98% 10/15/14	7,150	7,177
Ford Credit Floorplan Master Owner Trust:
Series 2006-4:
Class A, 0.5259% 6/15/13 (k)	12,180	12,108
Class B, 0.8259% 6/15/13 (k)	520	512
Series 2010-1 Class A, 1.9259% 12/15/14 (f)(k)	13,310	13,602
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	17	17
Series 2007-1:
Class A4, 5.03% 2/16/15	7,884	7,893
Class C, 5.43% 2/16/15	9,937	9,802
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.2138% 11/25/34 (k)	410	64
Class M5, 1.2638% 11/25/34 (k)	262	32
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fremont Home Loan Trust: - continued
Series 2005-A:
Class M3, 0.7538% 1/25/35 (k)	$ 639	$ 222
Class M4, 0.9438% 1/25/35 (k)	245	27
Series 2006-A Class M1, 0.5638% 5/25/36 (k)	10,000	508
Series 2006-D Class M1, 0.4938% 11/25/36 (k)	77	3
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6975% 2/25/47 (f)(k)	1,714	1,170
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)	2,950	2,360
GE Business Loan Trust:
Series 2003-1 Class A, 0.7059% 4/15/31 (f)(k)	185	163
Series 2006-2A:
Class A, 0.4559% 11/15/34 (f)(k)	257	207
Class B, 0.5559% 11/15/34 (f)(k)	93	56
Class C, 0.6559% 11/15/34 (f)(k)	155	62
Class D, 1.0259% 11/15/34 (f)(k)	59	14
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	15,000	15,248
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4259% 9/15/17 (k)	126	124
Goal Capital Funding Trust Series 2007-1 Class C1, 0.9383% 6/25/42 (k)	177	143
Greenpoint Credit LLC Series 2001-1 Class 1A, 0.6063% 4/20/32 (k)	258	255
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	13	14
Class C, 5.74% 12/15/14	28	28
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9138% 6/25/34 (k)	1,604	995
Series 2007-HE1 Class M1, 0.5138% 3/25/47 (k)	658	40
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6138% 4/25/36 (k)	137	3
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3438% 5/25/30 (f)(k)	4,128	1,073
Series 2006-3:
Class B, 0.6638% 9/25/46 (f)(k)	3,791	758
Class C, 0.8138% 9/25/46 (f)(k)	9,428	1,414
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5838% 8/25/33 (k)	109	70
Series 2003-3 Class M1, 1.5538% 8/25/33 (k)	547	378
Series 2003-5 Class A2, 0.9638% 12/25/33 (k)	205	115
Series 2004-1 Class M2, 1.9638% 6/25/34 (k)	644	328
Series 2005-5 Class 2A2, 0.5138% 11/25/35 (k)	100	98
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2006-1 Class 2A3, 0.4888% 4/25/36 (k)	$ 1,045	$ 1,006
Series 2006-8 Class 2A1, 0.3138% 3/25/37 (k)	63	62
Honda Auto Receivables Owner Trust:
Series 2008-1 Class A4, 4.88% 9/18/14	5,070	5,232
Series 2009-3 Class A3, 2.31% 5/15/13	4,800	4,877
Series 2010-1 Class A4, 1.98% 5/23/16	2,870	2,939
Series 2010-2 Class A3, 1.35% 5/20/13	8,620	8,702
HSBC Automotive Trust Series 2006-2 Class A4, 5.67% 6/17/13	13,897	13,928
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5563% 3/20/36 (k)	541	414
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4538% 1/25/37 (k)	902	279
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	3,510	3,564
Hyundai Auto Receivables Trust:
Series 2006-B Class C, 5.25% 5/15/13	1,050	1,057
Series 2007-A Class A3A, 5.04% 1/17/12	892	896
John Deere Owner Trust Series 2009-B Class A-3, 1.57% 10/15/13	9,630	9,716
JPMorgan Auto Receivables Trust Series 2006-A Class C, 5.61% 12/15/14 (f)	789	791
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5638% 7/25/36 (k)	49	2
Series 2007-CH1:
Class AV4, 0.3938% 11/25/36 (k)	903	687
Class MV1, 0.4938% 11/25/36 (k)	734	410
Series 2007-CH3 Class M1, 0.5638% 3/25/37 (k)	137	7
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.8672% 12/27/29 (k)	561	467
Series 2006-A Class 2C, 1.6872% 3/27/42 (k)	516	80
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	294	299
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.3438% 6/25/34 (k)	106	72
Series 2006-6 Class 2A3, 0.4138% 7/25/36 (k)	10,340	3,926
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (f)	1,257	1,280
Series 2006-1A:
Class B, 5.827% 4/20/28 (f)	489	461
Class C, 6.125% 4/20/28 (f)	489	420
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5238% 10/25/36 (k)	$ 326	$ 20
Series 2007-HE1 Class M1, 0.5638% 5/25/37 (k)	528	29
Mercedes-Benz Auto Receivables Trust Series 2009-1 Class A3, 1.67% 1/15/14	5,010	5,080
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0138% 7/25/34 (k)	46	20
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	51	52
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9138% 7/25/34 (k)	138	106
Series 2006-FM1 Class A2B, 0.3738% 4/25/37 (k)	1,333	1,156
Series 2006-MLN1 Class A2A, 0.3338% 7/25/37 (k)	6	6
Series 2006-OPT1 Class A1A, 0.5238% 6/25/35 (k)	1,484	1,047
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6038% 8/25/34 (k)	367	245
Series 2005-NC1 Class M1, 0.7038% 1/25/35 (k)	269	138
Series 2005-NC2 Class B1, 1.4338% 3/25/35 (k)	280	33
Series 2006-NC4 Class A2D, 0.5038% 6/25/36 (k)	7,135	2,459
Series 2007-HE2 Class M1, 0.5138% 1/25/37 (k)	63	2
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (l)	5,932	848
Series 2006-1 Class AIO, 5.5% 4/25/11 (l)	12,386	318
Series 2006-2 Class AIO, 6% 8/25/11 (l)	3,755	184
Series 2006-3 Class AIO, 7.1% 1/25/12 (l)	26,229	2,033
Series 2006-4:
Class A1, 0.2938% 3/25/25 (k)	297	293
Class AIO, 6.35% 2/27/12 (l)	4,953	419
Class D, 1.3638% 5/25/32 (k)	398	6
Series 2007-1 Class AIO, 7.27% 4/25/12 (l)	380	41
Series 2007-2 Class AIO, 6.7% 7/25/12 (l)	323	38
New Century Home Equity Loan Trust Series 2005-D Class M2, 0.7338% 2/25/36 (k)	327	42
Nissan Auto Lease Trust:
Series 2009-A:
Class A2, 2.01% 4/15/11	527	527
Class A3, 2.92% 12/15/11	6,500	6,569
Series 2009-B Class A3, 2.07% 1/15/15	7,430	7,515
Series 2010-A Class A2, 1.1% 3/15/13	6,210	6,224
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3838% 3/25/36 (k)	25	25
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0738% 10/30/45 (k)	$ 4,829	$ 4,861
Ocala Funding LLC Series 2006-1A Class A, 1.6663% 3/20/11 (c)(f)(k)	792	293
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3538% 5/25/37 (k)	6	6
Series 2007-6 Class 2A1, 0.3238% 7/25/37 (k)	10	10
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5138% 9/25/34 (k)	3,309	1,427
Class M4, 1.7138% 9/25/34 (k)	460	73
Series 2004-WWF1 Class M4, 1.3638% 12/25/34 (k)	7,490	1,137
Series 2005-WCH1:
Class M2, 0.7838% 1/25/36 (k)	944	799
Class M3, 0.8238% 1/25/36 (k)	322	207
Class M4, 1.0938% 1/25/36 (k)	994	313
Series 2005-WHQ2:
Class M7, 1.5138% 5/25/35 (k)	1,178	17
Class M9, 2.1438% 5/25/35 (k)	196	0*
Providian Master Note Trust Series 2006-C1A Class C1, 0.8259% 3/15/15 (f)(k)	2,746	2,736
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	882	803
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0638% 4/25/33 (k)	3	3
Santander Drive Auto Receivables Trust Series 2010-2 Class A2, 0.95% 8/15/13	18,100	18,100
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0588% 3/25/35 (k)	1,126	738
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9838% 1/25/36 (k)	23	1
Series 2006-FR4 Class A2A, 0.3438% 8/25/36 (k)	12	5
Series 2007-NC1 Class A2A, 0.3138% 12/25/36 (k)	5	5
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4881% 3/20/19 (f)(k)	508	474
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 0.7371% 6/15/21 (k)	8,200	7,142
Series 2004-A:
Class B, 1.1171% 6/15/33 (k)	2,087	1,001
Class C, 1.4871% 6/15/33 (k)	5,771	348
Series 2004-B Class C, 1.4071% 9/15/33 (k)	8,600	3,839
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (f)	157	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4138% 9/25/34 (k)	$ 50	$ 12
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)	242	244
Swift Master Auto Receivables Trust Series 2007-2 Class A, 0.9259% 10/15/12 (k)	10,786	10,775
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1238% 9/25/34 (k)	386	242
Toyota Auto Receivables Owner Trust Series 2010-B Class M3, 1.04% 2/18/14	4,710	4,733
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0936% 4/6/42 (f)(k)	263	13
USAA Auto Owner Trust Series 2009-2 Class A3, 1.54% 2/18/14	9,280	9,364
Volkswagen Auto Lease Trust Series 2009-A Class A3, 3.41% 4/16/12	11,200	11,398
Wachovia Auto Loan Owner Trust:
Series 2006-1:
Class A4, 5.08% 4/20/12 (f)	23	23
Class D, 5.42% 4/21/14 (f)	18,700	18,903
Series 2006-2A:
Class B, 5.29% 6/20/12 (f)	92	92
Class D, 5.54% 12/20/12 (f)	11,864	12,059
Series 2007-1:
Class C, 5.45% 10/22/12	2,025	2,073
Class D, 5.65% 2/20/13	14,940	15,143
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	598	0*
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7759% 8/15/15 (f)(k)	7,433	7,367
Series 2007-A4A Class A4, 5.2% 10/15/14 (f)	24,186	24,316
Series 2007-A5A Class A5, 1.0259% 10/15/14 (f)(k)	1,040	1,040
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(f)	5	0*
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2978% 10/25/44 (f)(k)	5,586	1,843
TOTAL ASSET-BACKED SECURITIES (Cost $845,678)		786,507
Collateralized Mortgage Obligations - 4.2%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 1.7%
Arkle Master Issuer PLC floater Series 2006-1A Class 4A1, 0.4594% 2/17/52 (f)(k)	$ 17,100	$ 16,977
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.9575% 4/12/56 (f)(k)	961	577
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (f)	6,535	6,630
Banc of America Funding Trust sequential payer Series 2009-R1 Class A1, 5.1009% 5/20/36 (k)	5,158	5,215
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4859% 3/15/22 (f)(k)	1,814	1,757
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.6145% 1/25/34 (k)	327	293
Series 2004-1 Class 2A2, 3.6636% 10/25/34 (k)	238	212
Series 2004-A Class 2A2, 3.5151% 2/25/34 (k)	70	61
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (k)	60	53
Class 2A2, 3.0586% 3/25/34 (k)	213	194
Series 2004-D Class 2A2, 2.9566% 5/25/34 (k)	488	454
Series 2004-G Class 2A7, 3.195% 8/25/34 (k)	432	376
Series 2004-H Class 2A1, 3.7091% 9/25/34 (k)	395	345
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4276% 10/12/41 (f)(k)(l)	1,083	12
Countrywide Alternative Loan Trust:
planned amortization class Series 2003-5T2 Class A2, 0.6638% 5/25/33 (k)	9	9
Series 2006-OC5N Class N, 7.25% 7/25/37 (f)	2,020	0*
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.8818% 11/25/34 (k)	31	30
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3566% 11/19/37 (k)	38	38
Fosse Master Issuer PLC floater:
Series 2006-1A:
Class B2, 0.6847% 10/18/54 (f)(k)	2,075	2,030
Class C2, 0.9947% 10/18/54 (f)(k)	696	672
Class M2, 0.7747% 10/18/54 (f)(k)	1,193	1,149
Series 2007-1A Class A2, 0.6047% 10/18/54 (f)(k)	4,039	4,016
Gracechurch Mortgage Financing PLC floater:
Series 2006-1 Class D2, 0.8155% 11/20/56 (f)(k)	1,751	1,654
Series 2007-1A Class 3A1, 0.4255% 11/20/56 (f)(k)	8,134	7,965
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.9975% 10/11/41 (f)(k)	2,097	2,066
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8163% 12/20/54 (k)	$ 49	$ 21
Series 2006-1A Class C2, 0.8663% 12/20/54 (f)(k)	4,170	1,835
Series 2006-2:
Class C1, 0.7363% 12/20/54 (k)	15,090	6,715
Class M2, 0.4963% 12/20/54 (k)	3,000	1,920
Series 2006-3 Class C2, 0.7663% 12/20/54 (k)	6,611	2,984
Series 2006-4:
Class B1, 0.3563% 12/20/54 (k)	13,366	9,958
Class C1, 0.6463% 12/20/54 (k)	8,172	3,596
Class M1, 0.4363% 12/20/54 (k)	3,521	2,271
Series 2007-1:
Class 1C1, 0.5663% 12/20/54 (k)	1,340	596
Class 1M1, 0.4163% 12/20/54 (k)	881	564
Class 2C1, 0.6963% 12/20/54 (k)	610	271
Class 2M1, 0.5163% 12/20/54 (k)	1,132	724
Series 2007-2 Class 2C1, 0.7019% 12/17/54 (k)	1,568	682
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9713% 1/20/44 (k)	2,644	1,454
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4866% 5/19/35 (k)	259	163
Holmes Financing No. 10 PLC floater Series 10A Class 4A1, 0.6059% 7/15/40 (f)(k)	6,208	6,199
Holmes Master Issuer PLC floater Series 2006-1A Class 3A1, 0.6059% 7/15/40 (f)(k)	14,780	14,759
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4738% 5/25/47 (k)	761	477
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4938% 10/25/36 (k)	131	1
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4338% 2/25/37 (k)	1,144	763
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.446% 6/15/22 (f)(k)	151	130
Class C, 0.466% 6/15/22 (f)(k)	926	787
Class D, 0.476% 6/15/22 (f)(k)	356	295
Class E, 0.486% 6/15/22 (f)(k)	570	433
Class F, 0.516% 6/15/22 (f)(k)	984	698
Class G, 0.586% 6/15/22 (f)(k)	214	145
Class H, 0.606% 6/15/22 (f)(k)	428	270
Class J, 0.646% 6/15/22 (f)(k)	499	265
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5638% 3/25/37 (k)	1,778	123
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6434% 7/10/35 (f)(k)	$ 896	$ 499
Class B6, 3.1434% 7/10/35 (f)(k)	106	52
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	228	231
Series 2004-SL3 Class A1, 7% 8/25/16	19	18
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7138% 6/25/33 (f)(k)	235	186
Sasco Net Interest Margin Trust Series 2006-BC1A Class A, 6.25% 3/27/36 (f)	1,466	0*
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.1948% 7/20/34 (k)	27	14
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5288% 9/25/36 (k)	2,204	1,258
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.4488% 7/25/36 (k)	10,090	9,909
Series 2006-5 Class A1, 0.3838% 10/25/46 (k)	4,866	4,770
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.14% 8/15/41 (f)(k)	5,754	4,804
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR2 Class 2A2, 2.8765% 3/25/35 (k)	740	685
Series 2005-AR3 Class 2A1, 2.9468% 3/25/35 (k)	884	797
TOTAL PRIVATE SPONSOR		135,107
U.S. Government Agency - 2.5%
Fannie Mae planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	1,609	1,658
Series 2006-53 Class WB, 6% 12/25/31	7,925	8,226
Series 2006-64 Class PA, 5.5% 2/25/30	9,015	9,307
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2006-54 Class PE, 6% 2/25/33	4,829	5,196
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	2,461	2,721
Series 2002-56 Class MC, 5.5% 9/25/17	1,524	1,653
Series 2003-129 Class GF, 0.6638% 4/25/30 (k)	1,653	1,655
Series 2003-76 Class BA, 4.5% 3/25/18	6,384	6,754
Series 2008-76 Class EF, 0.7638% 9/25/23 (k)	3,213	3,217
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac sequential payer:
Series 2114 Class ZM, 6% 1/15/29	$ 1,140	$ 1,259
Series 2508 Class UL, 5% 12/15/16	872	890
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 3346 Class FA, 0.5059% 2/15/19 (k)	19,248	19,251
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	3,134	3,388
Series 2394 Class KD, 6% 12/15/16	1,816	1,977
Series 2417 Class EH, 6% 2/15/17	950	1,027
Series 2535 Class PC, 6% 9/15/32	3,100	3,305
Series 2656 Class BW, 4.5% 4/15/28	1,317	1,317
Series 2690 Class PD, 5% 2/15/27	2,122	2,124
Series 2755 Class LC, 4% 6/15/27	2,376	2,395
Series 2770 Class UD, 4.5% 5/15/17	8,730	9,154
Series 2901 Class UM, 4.5% 1/15/30	9,050	9,383
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	1,834	1,927
Series 2635 Class DG, 4.5% 1/15/18	7,234	7,637
Series 2780 Class A, 4% 12/15/14	2,184	2,196
Series 2867 Class EA, 4.5% 11/15/18	2,390	2,504
Series 2915 Class DC, 4.5% 3/15/19	7,275	7,635
Series 2970 Class YA, 5% 9/15/18	2,090	2,162
Series 3427 Class FX, 0.4259% 8/15/18 (k)	11,486	11,479
Series 3555:
Class CM, 4% 12/15/14	35,689	36,923
Class KH, 4% 12/15/14	36,518	38,061
TOTAL U.S. GOVERNMENT AGENCY		206,381
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $347,781)		341,488
Commercial Mortgage Securities - 4.0%

280 Park Avenue Trust floater Series 2001-280 Class X1, 0.9725% 2/3/11 (f)(k)(l)	78,327	189
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.387% 2/14/43 (k)(l)	16,363	482
Banc of America Commercial Mortgage Trust sequential payer:
Series 2006-4 Class A1, 5.363% 7/10/46 (k)	35	35
Series 2006-5 Class A1, 5.185% 9/10/47	1,388	1,399
Series 2007-2 Class A1, 5.421% 4/10/49	47	49
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust sequential payer: - continued
Series 2007-3 Class A1, 5.6578% 6/10/49 (k)	$ 5,530	$ 5,683
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2006-1 Class A1, 5.219% 9/10/45 (k)	117	117
Series 2003-2 Class XP, 0.307% 3/11/41 (f)(k)(l)	3,887	3
Series 2004-6 Class XP, 0.5049% 12/10/42 (k)(l)	32,369	181
Series 2005-4 Class XP, 0.1825% 7/10/45 (k)(l)	44,524	192
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7459% 3/15/22 (f)(k)	415	290
Class G, 0.8059% 3/15/22 (f)(k)	269	175
Series 2006-BIX1:
Class F, 0.5859% 10/15/19 (f)(k)	1,104	888
Class G, 0.6059% 10/15/19 (f)(k)	767	534
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1138% 12/25/33 (f)(k)	55	33
Series 2004-1:
Class A, 0.6238% 4/25/34 (f)(k)	2,586	2,043
Class B, 2.1638% 4/25/34 (f)(k)	275	137
Class M1, 0.8238% 4/25/34 (f)(k)	234	159
Class M2, 1.4638% 4/25/34 (f)(k)	205	117
Series 2004-2:
Class A, 0.6938% 8/25/34 (f)(k)	1,905	1,505
Class M1, 0.8438% 8/25/34 (f)(k)	636	400
Series 2004-3:
Class A1, 0.6338% 1/25/35 (f)(k)	3,466	2,703
Class A2, 0.6838% 1/25/35 (f)(k)	492	320
Class M1, 0.7638% 1/25/35 (f)(k)	244	157
Class M2, 1.2638% 1/25/35 (f)(k)	138	86
Series 2005-2A:
Class A1, 0.5738% 8/25/35 (f)(k)	960	716
Class M1, 0.6938% 8/25/35 (f)(k)	66	38
Class M2, 0.7438% 8/25/35 (f)(k)	110	61
Class M3, 0.7638% 8/25/35 (f)(k)	61	31
Class M4, 0.8738% 8/25/35 (f)(k)	56	26
Series 2005-3A:
Class A1, 0.5838% 11/25/35 (f)(k)	488	363
Class A2, 0.6638% 11/25/35 (f)(k)	340	219
Class M1, 0.7038% 11/25/35 (f)(k)	58	29
Class M2, 0.7538% 11/25/35 (f)(k)	73	35
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-3A:
Class M3, 0.7738% 11/25/35 (f)(k)	$ 66	$ 30
Class M4, 0.8638% 11/25/35 (f)(k)	82	35
Series 2005-4A:
Class A2, 0.6538% 1/25/36 (f)(k)	4,654	2,979
Class B1, 1.6638% 1/25/36 (f)(k)	365	120
Class M1, 0.7138% 1/25/36 (f)(k)	1,486	773
Class M2, 0.7338% 1/25/36 (f)(k)	483	237
Class M3, 0.7638% 1/25/36 (f)(k)	640	295
Class M4, 0.8738% 1/25/36 (f)(k)	355	142
Class M5, 0.9138% 1/25/36 (f)(k)	355	137
Class M6, 0.9638% 1/25/36 (f)(k)	361	130
Series 2006-1:
Class A2, 0.6238% 4/25/36 (f)(k)	1,541	1,032
Class M1, 0.6438% 4/25/36 (f)(k)	479	239
Class M2, 0.6638% 4/25/36 (f)(k)	507	243
Class M3, 0.6838% 4/25/36 (f)(k)	435	188
Class M4, 0.7838% 4/25/36 (f)(k)	247	94
Class M5, 0.8238% 4/25/36 (f)(k)	238	91
Class M6, 0.9038% 4/25/36 (f)(k)	519	200
Series 2006-2A:
Class A1, 0.4938% 7/25/36 (f)(k)	1,717	1,326
Class A2, 0.5438% 7/25/36 (f)(k)	1,272	866
Class B1, 1.1338% 7/25/36 (f)(k)	460	119
Class B3, 2.9638% 7/25/36 (f)(k)	759	141
Class M1, 0.5738% 7/25/36 (f)(k)	1,335	635
Class M2, 0.5938% 7/25/36 (f)(k)	940	430
Class M3, 0.6138% 7/25/36 (f)(k)	743	305
Class M4, 0.6838% 7/25/36 (f)(k)	498	198
Class M5, 0.7338% 7/25/36 (f)(k)	614	221
Class M6, 0.8038% 7/25/36 (f)(k)	966	301
Series 2006-3A:
Class B1, 1.0638% 10/25/36 (f)(k)	103	21
Class B2, 1.6138% 10/25/36 (f)(k)	74	13
Class B3, 2.8638% 10/25/36 (f)(k)	121	19
Class M4, 0.6938% 10/25/36 (f)(k)	114	36
Class M5, 0.7438% 10/25/36 (f)(k)	137	38
Class M6, 0.8238% 10/25/36 (f)(k)	267	64
Series 2006-4A:
Class A1, 0.4938% 12/25/36 (f)(k)	525	391
Class A2, 0.5338% 12/25/36 (f)(k)	2,382	1,514
Class B1, 0.9638% 12/25/36 (f)(k)	82	20
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class B2, 1.5138% 12/25/36 (f)(k)	$ 85	$ 17
Class B3, 2.7138% 12/25/36 (f)(k)	143	16
Class M1, 0.5538% 12/25/36 (f)(k)	171	80
Class M2, 0.5738% 12/25/36 (f)(k)	114	49
Class M3, 0.6038% 12/25/36 (f)(k)	116	45
Class M4, 0.6638% 12/25/36 (f)(k)	139	49
Class M5, 0.7038% 12/25/36 (f)(k)	128	43
Class M6, 0.7838% 12/25/36 (f)(k)	114	36
Series 2007-1:
Class A2, 0.5338% 3/25/37 (f)(k)	2,461	1,551
Class B1, 0.9338% 3/25/37 (f)(k)	790	174
Class B2, 1.4138% 3/25/37 (f)(k)	569	105
Class B3, 3.6138% 3/25/37 (f)(k)	1,616	242
Class M1, 0.5338% 3/25/37 (f)(k)	669	301
Class M2, 0.5538% 3/25/37 (f)(k)	503	196
Class M3, 0.5838% 3/25/37 (f)(k)	446	156
Class M4, 0.6338% 3/25/37 (f)(k)	342	110
Class M5, 0.6838% 3/25/37 (f)(k)	559	162
Class M6, 0.7638% 3/25/37 (f)(k)	782	192
Series 2007-2A:
Class A1, 0.5338% 7/25/37 (f)(k)	414	289
Class A2, 0.5838% 7/25/37 (f)(k)	388	202
Class B1, 1.8638% 7/25/37 (f)(k)	121	18
Class B2, 2.5138% 7/25/37 (f)(k)	105	16
Class B3, 3.6138% 7/25/37 (f)(k)	118	15
Class M1, 0.6338% 7/25/37 (f)(k)	138	52
Class M2, 0.6738% 7/25/37 (f)(k)	77	23
Class M3, 0.7538% 7/25/37 (f)(k)	78	18
Class M4, 0.9138% 7/25/37 (f)(k)	151	30
Class M5, 1.0138% 7/25/37 (f)(k)	133	23
Class M6, 1.2638% 7/25/37 (f)(k)	169	26
Series 2007-3:
Class A2, 0.5538% 7/25/37 (f)(k)	616	376
Class B1, 1.2138% 7/25/37 (f)(k)	537	122
Class B2, 1.8638% 7/25/37 (f)(k)	1,384	302
Class B3, 4.2638% 7/25/37 (f)(k)	715	147
Class M1, 0.5738% 7/25/37 (f)(k)	464	208
Class M2, 0.6038% 7/25/37 (f)(k)	498	184
Class M3, 0.6338% 7/25/37 (f)(k)	808	261
Class M4, 0.7638% 7/25/37 (f)(k)	1,267	380
Class M5, 0.8638% 7/25/37 (f)(k)	642	182
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M6, 1.0638% 7/25/37 (f)(k)	$ 489	$ 117
Series 2007-4A:
Class A2, 0.8138% 9/25/37 (f)(k)	4,751	2,138
Class B1, 2.8138% 9/25/37 (f)(k)	803	80
Class B2, 3.7138% 9/25/37 (f)(k)	2,991	269
Class M1, 1.2138% 9/25/37 (f)(k)	749	202
Class M2, 1.3138% 9/25/37 (f)(k)	749	172
Class M4, 1.8638% 9/25/37 (f)(k)	1,968	354
Class M5, 2.0138% 9/25/37 (f)(k)	1,968	295
Class M6, 2.2138% 9/25/37 (f)(k)	1,969	236
Series 2004-1 Class IO, 1.25% 4/25/34 (f)(l)	19,317	647
Series 2006-2A Class IO, 2.4155% 7/25/36 (d)(f)(l)	51,030	3,123
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7159% 3/15/19 (f)(k)	542	396
Class H, 0.9259% 3/15/19 (f)(k)	365	205
Class J, 1.1259% 3/15/19 (f)(k)	274	148
Series 2007-BBA8:
Class D, 0.5259% 3/15/22 (f)(k)	303	176
Class E, 0.5759% 3/15/22 (f)(k)	1,576	867
Class F, 0.6259% 3/15/22 (f)(k)	967	493
Class G, 0.6759% 3/15/22 (f)(k)	248	119
Class H, 0.8259% 3/15/22 (f)(k)	303	121
Class J, 0.9759% 3/15/22 (f)(k)	303	97
sequential payer:
Series 2006-PW12 Class A2, 5.688% 9/11/38	6,640	6,760
Series 2006-T24 Class A1, 4.905% 10/12/41 (k)	63	64
Series 2007-PW17 Class A1, 5.282% 6/11/50	5,236	5,345
Series 2002-TOP8 Class X2, 2.0844% 8/15/38 (f)(k)(l)	32,300	54
Series 2003-PWR2 Class X2, 0.4686% 5/11/39 (f)(k)(l)	60,795	320
Series 2004-PWR6 Class X2, 0.6184% 11/11/41 (f)(k)(l)	22,454	271
Series 2005-PWR9 Class X2, 0.3576% 9/11/42 (f)(k)(l)	122,399	1,270
Series 2006-PW13 Class A1, 5.294% 9/11/41	5,100	5,222
Series 2007-PW15 Class A1, 5.016% 2/11/44	42	43
Series 2007-T28 Class A1, 5.422% 9/11/42	2,832	2,928
C-BASS Trust floater Series 2006-SC1 Class A, 0.5338% 5/25/36 (f)(k)	5,743	3,391
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.1172% 5/15/35 (f)(k)(l)	$ 113,450	$ 3,168
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.6019% 8/15/21 (f)(k)	323	261
Class H, 0.6419% 8/15/21 (f)(k)	258	193
Series 2004-C2 Class XP, 0.9111% 10/15/41 (f)(k)(l)	24,656	273
Series 2007-C6 Class A1, 5.622% 12/10/49 (k)	175	178
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A2A, 5.237% 12/11/49	4,270	4,391
Series 2006-CD3 Class X3, 0.4261% 10/15/48 (k)(l)	284,537	3,690
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.334% 4/15/47	12,269	12,996
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.5859% 4/15/17 (f)(k)	640	499
Class E, 0.6459% 4/15/17 (f)(k)	204	153
Class F, 0.6859% 4/15/17 (f)(k)	116	80
Class G, 0.8259% 4/15/17 (f)(k)	116	73
Class H, 0.8959% 4/15/17 (f)(k)	116	60
Class J, 1.1259% 4/15/17 (f)(k)	89	35
Series 2005-FL11:
Class F, 0.7259% 11/15/17 (f)(k)	165	135
Class G, 0.7759% 11/15/17 (f)(k)	114	80
sequential payer:
Series 2006-C8 Class A2A, 5.219% 12/10/46	1,935	1,972
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (f)	7,575	7,599
Series 2004-LBN2 Class X2, 0.8492% 3/10/39 (f)(k)(l)	9,634	35
Series 2005-LP5 Class XP, 0.2886% 5/10/43 (k)(l)	29,023	140
Series 2006-C8 Class XP, 0.4814% 12/10/46 (k)(l)	4,938	73
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	331	332
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class A1, 5.297% 12/15/39	18	18
Series 2007-C3 Class A1, 5.664% 6/15/39 (k)	1	1
Series 2006-C5 Class ASP, 0.6707% 12/15/39 (k)(l)	224,347	3,325
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2002-CP5 Class A1, 4.106% 12/15/35	2,966	3,036
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 1998-C1 Class D, 7.17% 5/17/40	$ 210	$ 211
Series 1999-C1 Class E, 7.8879% 9/15/41 (k)	531	530
Series 2001-CK6 Class AX, 0.8793% 8/15/36 (k)(l)	101,136	793
Series 2001-SPGA Class A2, 6.515% 8/13/18 (f)	13,475	13,976
Series 2003-C4 Class ASP, 0.4351% 8/15/36 (f)(k)(l)	2,932	0 *
Series 2004-C1 Class ASP, 0.9553% 1/15/37 (f)(k)(l)	44,162	214
Series 2005-C1 Class ASP, 0.321% 2/15/38 (f)(k)(l)	227,021	1,087
Series 2005-C2 Class ASP, 0.5228% 4/15/37 (f)(k)(l)	42,710	357
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class C:
0.4459% 2/15/22 (f)(k)	1,256	716
0.5459% 2/15/22 (f)(k)	448	206
Class F, 0.5959% 2/15/22 (f)(k)	897	368
Series 2010-16 Class A1, 3% 6/25/50	6,470	6,470
First Union National Bank-Bank of America Commercial Mortgage Trust:
sequential pay Series 2001-C1 Class A2, 6.136% 3/15/33	1,099	1,104
Series 2001-C1 Class D, 6.484% 3/15/33	6,920	7,002
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2004-C3 Class A2, 4.433% 7/10/39	1,413	1,431
Series 2001-1 Class X1, 1.0321% 5/15/33 (f)(k)(l)	67,300	297
Series 2004-C1 Class X2, 1.1164% 11/10/38 (f)(k)(l)	2,380	9
Series 2007-C1 Class XP, 0.2009% 12/10/49 (k)(l)	3,735	23
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	5,701	5,963
Series 2003-C3 Class X2, 0.6149% 4/10/40 (f)(k)(l)	2,417	5
Series 2004-C3 Class X2, 0.6312% 12/10/41 (k)(l)	26,199	181
Greenwich Capital Commercial Funding Corp.:
sequential payer:
Series 2005-GG3 Class A2, 4.305% 8/10/42 (k)	12,409	12,609
Series 2007-GG11 Class A1, 5.358% 12/10/49	187	194
Series 2003-C2 Class XP, 0.8232% 1/5/36 (f)(k)(l)	50,961	120
Series 2005-GG3 Class XP, 0.6925% 8/10/42 (f)(k)(l)	109,017	973
Series 2006-GG7 Class A2, 5.8883% 7/10/38 (k)	7,170	7,325
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class F, 0.7353% 6/6/20 (f)(k)	$ 562	$ 451
Series 2007-EOP:
Class C, 0.6153% 3/6/20 (f)(k)	4,021	3,579
Class D, 0.6653% 3/6/20 (f)(k)	1,390	1,223
Class E, 0.7353% 3/6/20 (f)(k)	1,905	1,657
Class F, 0.7753% 3/6/20 (f)(k)	967	836
Class G, 0.8153% 3/6/20 (f)(k)	479	402
Class H, 0.9453% 3/6/20 (f)(k)	799	675
Class J, 1.1453% 3/6/20 (f)(k)	1,146	951
Series 2001-LIBA Class C, 6.733% 2/14/16 (f)	2,589	2,656
Series 2006-GG6 Class A2, 5.506% 4/10/38	3,793	3,851
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	4,481	4,597
Series 2007-GG10 Class A1, 5.69% 8/10/45	63	65
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (f)	318	319
Series 2000-HLTA Class D, 7.555% 10/3/15 (f)	4,870	4,897
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-CB7 Class X2, 0.7173% 1/12/38 (f)(k)(l)	9,652	19
Series 2003-LN1 Class X2, 0.6581% 10/15/37 (f)(k)(l)	79,485	2
Series 2004-C1 Class X2, 0.9177% 1/15/38 (f)(k)(l)	10,936	46
Series 2004-CB8 Class X2, 1.0321% 1/12/39 (f)(k)(l)	13,179	73
Series 2006-LDP7 Class A2, 5.8595% 4/15/45 (k)	3,513	3,582
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.5059% 11/15/18 (f)(k)	147	84
Class E, 0.5559% 11/15/18 (f)(k)	209	117
Class F, 0.6059% 11/15/18 (f)(k)	314	163
Class G, 0.6359% 11/15/18 (f)(k)	273	136
Class H, 0.7759% 11/15/18 (f)(k)	209	92
sequential payer:
Series 2006-LDP9 Class A1, 5.17% 5/15/47 (k)	2,126	2,153
Series 2008-C2 Class A1, 5.017% 2/12/51	188	188
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	14,905	15,039
Series 2006-C6 Class A1, 5.23% 9/15/39	2,309	2,311
Series 2006-C7 Class A1, 5.279% 11/15/38	758	772
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C1 Class A1, 5.391% 2/15/40 (k)	$ 1,412	$ 1,439
Series 2004-C2 Class XCP, 1.0459% 3/15/36 (f)(k)(l)	31,396	177
Series 2004-C4 Class A2, 4.567% 6/15/29 (k)	25	25
Series 2004-C6 Class XCP, 0.5835% 8/15/36 (f)(k)(l)	25,928	166
Series 2006-C1 Class XCP, 0.3415% 2/15/41 (k)(l)	184,498	1,514
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (k)(l)	128,657	2,089
Series 2007-C1 Class XCP, 0.3203% 2/15/40 (k)(l)	51,593	601
Series 2007-C2 Class XCP, 0.5279% 2/15/40 (k)(l)	229,018	3,515
LB-UBS Westfield Trust:
Series 2001-WM Class B, 6.647% 7/14/16 (f)	2,500	2,550
Series 2001-WM, 6.754% 7/14/16 (f)	7,589	7,743
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.6159% 9/15/21 (f)(k)	770	574
Class G, 0.6359% 9/15/21 (f)(k)	1,521	1,053
Class H, 0.6759% 9/15/21 (f)(k)	392	171
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	54	54
Series 2005-MKB2 Class A2, 4.806% 9/12/42	1,579	1,577
Series 2007-C1 Class A1, 4.533% 6/12/50	50	50
Series 2005-MCP1 Class XP, 0.6472% 6/12/43 (k)(l)	35,224	581
Series 2005-MKB2 Class XP, 0.2196% 9/12/42 (k)(l)	16,859	101
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	1,158	1,175
Series 2007-8 Class A1, 4.622% 8/12/49	2,323	2,373
Series 2007-9 Class A2, 5.59% 9/12/49	4,770	4,971
Series 2006-4 Class XP, 0.6254% 12/12/49 (k)(l)	100,793	1,832
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.472% 7/15/19 (f)(k)	554	69
Series 2007-XCLA Class A1, 0.472% 7/17/17 (f)(k)	1,705	938
Series 2007-XLCA Class B, 0.772% 7/17/17 (f)(k)	1,139	80
Series 2007-XLFA:
Class D, 0.462% 10/15/20 (f)(k)	449	101
Class E, 0.522% 10/15/20 (f)(k)	562	70
Class F, 0.572% 10/15/20 (f)(k)	337	34
Class G, 0.612% 10/15/20 (f)(k)	417	31
Class H, 0.702% 10/15/20 (f)(k)	262	7
Class J, 0.852% 10/15/20 (f)(k)	300	7
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class MHRO, 0.962% 10/15/20 (f)(k)	$ 158	$ 32
Class MJPM, 1.272% 10/15/20 (f)(k)	50	38
Class MSTR, 0.972% 10/15/20 (f)(k)	94	19
Class NHRO, 1.162% 10/15/20 (f)(k)	234	33
Class NSTR, 1.122% 10/15/20 (f)(k)	87	12
sequential payer:
Series 2003-IQ4 Class A1, 3.27% 5/15/40	573	572
Series 2003-IQ5 Class X2, 0.8727% 4/15/38 (f)(k)(l)	24,293	201
Series 2006-T23 Class A1, 5.682% 8/12/41	663	672
Series 2007-HQ11 Class A1, 5.246% 2/12/44	2,464	2,511
Series 2007-IQ13 Class A1, 5.05% 3/15/44	37	37
Series 2007-IQ14:
Class A1, 5.38% 4/15/49	101	104
Class A2, 5.61% 4/15/49	12,445	13,064
Series 2007-T25 Class A1, 5.391% 11/12/49	63	65
Series 2003-IQ6 Class X2, 0.5807% 12/15/41 (f)(k)(l)	49,218	358
Series 2005-HQ5 Class X2, 0.1695% 1/14/42 (k)(l)	40,965	207
Series 2005-IQ9 Class X2, 1.0854% 7/15/56 (f)(k)(l)	41,214	587
Series 2005-TOP17 Class X2, 0.587% 12/13/41 (k)(l)	30,280	394
Series 2006-HQ10 Class X2, 0.4996% 11/12/41 (f)(k)(l)	2,446	27
Series 2007-XLC1:
Class C, 0.872% 7/17/17 (f)(k)	1,544	39
Class D, 0.972% 7/17/17 (f)(k)	726	18
Class E, 1.072% 7/17/17 (f)(k)	590	15
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.3353% 3/12/35 (f)(k)(l)	44,124	298
Series 2003-TOP9 Class X2, 1.473% 11/13/36 (f)(k)(l)	26,808	166
Nomura Asset Securities Corp. Series 1995-MD3 Class B2, 12.3813% 4/4/27 (k)	6,225	6,224
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4759% 1/15/18 (f)(k)	859	854
Series 2006-WL7A:
Class E, 0.5519% 9/15/21 (f)(k)	938	557
Class F, 0.6119% 8/11/18 (f)(k)	1,264	528
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2006-WL7A:
Class G, 0.6319% 8/11/18 (f)(k)	$ 1,198	$ 486
Class J, 0.8719% 8/11/18 (f)(k)	266	68
Series 2007-WHL8:
Class AP1, 0.9759% 6/15/20 (f)(k)	68	37
Class AP2, 1.0759% 6/15/20 (f)(k)	112	56
Class F, 0.7559% 6/15/20 (f)(k)	2,172	543
Class LXR2, 1.0759% 6/15/20 (f)(k)	1,481	740
sequential payer:
Series 2006-C23 Class A2, 5.416% 1/15/45	7,684	7,775
Series 2006-C29 Class A1, 5.11% 11/15/48	152	154
Series 2007-C30 Class A1, 5.031% 12/15/43	1,489	1,504
Series 2007-C31 Class A1, 5.14% 4/15/47	1,109	1,121
Series 2003-C8 Class XP, 0.1813% 11/15/35 (f)(k)(l)	911	1
Series 2003-C9 Class XP, 0.4499% 12/15/35 (f)(k)(l)	1,275	2
Series 2006-C23 Class X, 0.081% 1/15/45 (f)(k)(l)	973,824	3,055
Series 2007-C30 Class XP, 0.4367% 12/15/43 (f)(k)(l)	251,606	3,436
Series 2007-C31A Class A2, 5.421% 4/15/47	5,920	6,129
WaMu Commercial Mortgage Securities Trust sequential payer Series 2005-C1A Class AJ, 5.19% 5/25/36 (f)	6,140	6,235
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $361,722)		325,877
Municipal Securities - 0.1%

Illinois Gen. Oblig. Series 2010, 3.321% 1/1/13 (Cost $9,917)	9,917	9,902
Foreign Government and Government Agency Obligations - 0.3%

Ontario Province 1.875% 11/19/12 (Cost $20,213)	20,250	20,712
Certificates of Deposit - 0.2%

Royal Bank of Canada New York Branch yankee 2.25% 3/15/13 (Cost $17,287)	17,298	17,753
Cash Equivalents - 11.3%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.25%, dated 8/31/10 due 9/1/10:
(Collateralized by U.S. Government Obligations) #	$ 95,436	$ 95,435
(Collateralized by U.S. Government Obligations) # (b)	817,006	817,000
TOTAL CASH EQUIVALENTS (Cost $912,435)		912,435
TOTAL INVESTMENT PORTFOLIO - 110.6% (Cost $8,960,709)		8,978,191
NET OTHER ASSETS (LIABILITIES) - (10.6)%		(860,446)
NET ASSETS - 100%		$ 8,117,745
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (j)	August 2034	$ 300	(177)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (j)	Oct. 2034	356	(189)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (j)	April 2032	129	(75)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (j)	Feb. 2034	4	(4)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (j)

	Oct. 2034	$ 389	$ (215)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (j)	Sept. 2034	291	(232)
		$ 1,469	$ (892)
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $836,507,000 or 10.3% of net assets.

(g) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $200,336,000 or 2.5% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,461,000.

(j) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(k) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,277,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 6,547
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$95,435,000 due 9/01/10 at 0.25%
Banc of America Securities LLC	$ 7,430
Bank of America NA	11,152
Barclays Capital, Inc.	22,306
Goldman, Sachs & Co.	3,717
Merrill Lynch Government Securities, Inc.	6,691
Mizuho Securities USA, Inc.	29,740
Morgan Stanley & Co., Inc.	14,399
$ 95,435
$817,000,000 due 9/01/10 at 0.25%
Deutsche Bank Securities, Inc.	$ 817,000
Affiliated Central Funds
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-5 Year Central Fund	$ 44,351	$ -	$ 44,942 *	$ -	0.0%
Total	$ 44,351	$ -	$ 44,942	$ -
* Includes the value of shares redeemed through in-kind transactions. See Note 6 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,915,876	$ -	$ 1,915,876	$ -
U.S. Government and Government Agency Obligations	4,116,838	-	4,116,838	-
U.S. Government Agency - Mortgage Securities	530,803	-	530,803	-
Asset-Backed Securities	786,507	-	751,497	35,010
Collateralized Mortgage Obligations	341,488	-	335,860	5,628
Commercial Mortgage Securities	325,877	-	278,662	47,215
Municipal Securities	9,902	-	9,902	-
Foreign Government and Government Agency Obligations	20,712	-	20,712	-
Certificates of Deposit	17,753	-	17,753	-
Cash Equivalents	912,435	-	912,435	-
Total Investments in Securities:	$ 8,978,191	$ -	$ 8,890,338	$ 87,853
Derivative Instruments:
Liabilities
Swap Agreements	$ (892)	$ -	$ -	$ (892)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 108,230
Total Realized Gain (Loss)	(8,036)
Total Unrealized Gain (Loss)	30,159
Cost of Purchases	36
Proceeds of Sales	(25,176)
Amortization/Accretion	(1,148)
Transfers in to Level 3	21,842
Transfers out of Level 3	(38,054)
Ending Balance	$ 87,853
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 19,525
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (814)
Total Unrealized Gain (Loss)	454
Transfers in to Level 3	(532)
Transfers out of Level 3	-
Ending Balance	$ (892)
Realized gain (loss) on Swap Agreements for the period	$ 43
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at August 31, 2010	$ 448

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 6 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (892)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $380,964,000 of which $22,435,000, $14,472,000, $2,521,000, $20,065,000, $179,350,000 and $142,121,000 will expire on August 31, 2013, 2014, 2015, 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2010
Assets
Investment in securities, at value (including securities loaned of $801,000 and repurchase agreements of $912,435) - See accompanying schedule: Unaffiliated issuers (cost $8,960,709)		$ 8,978,191
Receivable for investments sold Regular delivery		1,100
Delayed delivery		81,753
Receivable for swap agreements		3
Receivable for fund shares sold		10,261
Interest receivable		37,867
Other receivables		62
Total assets		9,109,237

Liabilities
Payable to custodian bank	$ 224
Payable for investments purchased Regular delivery	34,462
Delayed delivery	100,421
Payable for fund shares redeemed	34,744
Distributions payable	673
Unrealized depreciation on swap agreements	892
Accrued management fee	2,138
Other affiliated payables	870
Other payables and accrued expenses	68
Collateral on securities loaned, at value	817,000
Total liabilities		991,492

Net Assets		$ 8,117,745
Net Assets consist of:
Paid in capital		$ 8,482,242
Undistributed net investment income		8,037
Accumulated undistributed net realized gain (loss) on investments		(389,124)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,590
Net Assets		$ 8,117,745
Short-Term Bond: Net Asset Value, offering price and redemption price per share ($7,773,542 ÷ 916,642 shares)		$ 8.48

Class F: Net Asset Value, offering price and redemption price per share ($344,203 ÷ 40,603 shares)		$ 8.48

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2010

Investment Income
Interest		$ 195,878

Expenses
Management fee	$ 23,148
Transfer agent fees	7,182
Fund wide operations fee	2,431
Independent trustees' compensation	26
Miscellaneous	28
Total expenses before reductions	32,815
Expense reductions	(1)	32,814
Net investment income		163,064
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	79,280
Fidelity Central Funds	1,647
Futures contracts	6,538
Swap agreements	43
Total net realized gain (loss)		87,508
Change in net unrealized appreciation (depreciation) on: Investment securities	140,580
Futures contracts	(4,828)
Swap agreements	454
Total change in net unrealized appreciation (depreciation)		136,206
Net gain (loss)		223,714
Net increase (decrease) in net assets resulting from operations		$ 386,778

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 163,064	$ 187,238
Net realized gain (loss)	87,508	(275,689)
Change in net unrealized appreciation (depreciation)	136,206	205,472
Net increase (decrease) in net assets resulting from operations	386,778	117,021
Distributions to shareholders from net investment income	(164,826)	(182,933)
Share transactions - net increase (decrease)	1,562,230	(295,010)
Total increase (decrease) in net assets	1,784,182	(360,922)

Net Assets
Beginning of period	6,333,563	6,694,485
End of period (including undistributed net investment income of $8,037 and undistributed net investment income of $10,135, respectively)	$ 8,117,745	$ 6,333,563

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Short-Term Bond

Years ended August 31,	2010	2009	2008	2007	2006 I	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.22	$ 8.31	$ 8.66	$ 8.86	$ 8.82	$ 8.92
Income from Investment Operations
Net investment income D	.186	.260	.376	.421	.133	.344
Net realized and unrealized gain (loss)	.264	(.097)	(.355)	(.208)	.037	(.107)
Total from investment operations	.450	.163	.021	.213	.170	.237
Distributions from net investment income	(.190)	(.253)	(.371)	(.413)	(.130)	(.337)
Net asset value, end of period	$ 8.48	$ 8.22	$ 8.31	$ 8.66	$ 8.86	$ 8.82
Total Return B, C	5.53%	2.07%	.23%	2.41%	1.95%	2.70%
Ratios to Average Net Assets E, G
Expenses before reductions	.45%	.45%	.45%	.45%	.45% A	.46%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45% A	.46%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.44% A	.46%
Net investment income	2.23%	3.22%	4.42%	4.77%	4.48% A	3.88%
Supplemental Data
Net assets, end of period (in millions)	$ 7,774	$ 6,333	$ 6,694	$ 7,341	$ 6,345	$ 5,865
Portfolio turnover rate F	233% J	264% J	71%	82% J	55% A	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the period ended April 30.

I For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended August 31,	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.22	$ 8.10
Income from Investment Operations
Net investment income D	.193	.042
Net realized and unrealized gain (loss)	.265	.121 G
Total from investment operations	.458	.163
Distributions from net investment income	(.198)	(.043)
Net asset value, end of period	$ 8.48	$ 8.22
Total Return B, C	5.63%	2.01%
Ratios to Average Net Assets E, I
Expenses before reductions	.35%	.35% A
Expenses net of fee waivers, if any	.35%	.35% A
Expenses net of all reductions	.35%	.35% A
Net investment income	2.33%	3.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 344,203	$ 398
Portfolio turnover rate F	233% J	264% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2010

1. Organization.

Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Short-Term Bond and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

2. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 157,943,444
Gross unrealized depreciation	(147,649,987)
Net unrealized appreciation (depreciation)	$ 10,293,457

Tax Cost	$ 8,967,897,550

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 7,135,632
Capital loss carryforward	$ (380,964,876)
Net unrealized appreciation (depreciation)	$ 9,400,529

The tax character of distributions paid was as follows:

	August 31, 2010	August 31, 2009
Ordinary Income	$ 164,826,414	$ 182,932,593

Annual Report

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ 42,672	$ 453,793
Interest Rate Risk
Futures Contracts	6,537,938	(4,827,914)
Totals (a)(b)(c)	$ 6,580,610	$ (4,374,121)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) Total derivatives net realized gain (loss) included in the Statement of Operations is comprised of $ $6,537,938 for futures contracts and $42,672 for swap agreements.

(c) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations is comprised of $(4,827,914) for futures contracts and $453,793 for swap agreements.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Futures Contracts - continued

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss may include credit risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

Annual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $1,468,288 representing .02% of net assets.

Annual Report

Notes to Financial Statements - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and liquidations executed in-kind from affiliated Central Funds, aggregated $2,094,564,898 and $1,511,534,228 respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of .10% of Short-Term Bond Fund's average net assets. FIIOC receives no fees for providing transfer agency services for Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Other Affiliated Transactions. On September 25, 2009, the Fidelity Corporate Bond 1-5 Year Central Fund ("1-5 Year"), a Fidelity Central Fund in which the Fund was invested, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board. Under the plan, 1-5 Year distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $44,941,724 in return for 433,584 shares of 1-5 Year. Because 1-5 Year was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

Annual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $27,929 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $240,179.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1,263.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2010	2009 A
From net investment income
Short-Term Bond	$ 161,868,355	$ 182,930,708
Class F	2,958,059	1,885
Total	$ 164,826,414	$ 182,932,593

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

Annual Report

Notes to Financial Statements - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2010	2009A	2010	2009A
Short-Term Bond
Shares sold	335,553,745	229,979,818	$ 2,807,160,398	$ 1,853,482,993
Reinvestment of distributions	18,211,889	21,600,190	152,546,091	174,104,229
Shares redeemed	(207,395,812)	(286,971,458)	(1,737,664,480)	(2,322,990,140)
Net increase (decrease)	146,369,822	(35,391,450)	$ 1,222,042,009	$ (295,402,918)
Class F
Shares sold	42,291,042	48,250	$ 354,784,284	$ 391,545
Reinvestment of distributions	351,474	230	2,957,972	1,885
Shares redeemed	(2,088,221)	(32)	(17,552,500)	(260)
Net increase (decrease)	40,554,295	48,448	$ 340,189,756	$ 393,170

A Share transactions for class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds were the owner of record, in the aggregate, of approximately 26% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Short-Term Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short-Term Bond Fund (a fund of Fidelity Fixed-Income Trust) at August 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Short-Term Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 20, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's

Annual Report

Trustees and Officers - continued

committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 13.87% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $103,311,502 of distributions paid during the period January 1, 2010 to August 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

STP-F-ANN-1010
1.891866.101

Fidelity®
U.S. Bond Index
Fund

Annual Report

August 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity® U.S. Bond Index Fund	9.10%	5.44%	6.23%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® U.S. Bond Index Fund, a class of the fund, on August 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable bonds generated strong results during the 12-month period ending August 31, 2010, as evidenced by the 9.18% advance of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade debt universe. Riskier segments of the market fared best overall, led by corporate bonds and asset-backed securities (ABS). These sectors were big beneficiaries of robust demand from investors seeking attractively priced, higher-yielding investments amid signs of economic stabilization during much of the period. The Barclays Capital U.S. Credit Bond Index rose 12.87% and the Barclays Capital U.S. Fixed-Rate ABS Index returned 10.53%. The Barclays Capital U.S. Treasury Bond Index advanced 8.13%, with most of the gain coming in the second half of the period. That's when investors began to return to the relative safety of U.S. government bonds, as the economic outlook became less certain and worries about inflation receded. Elsewhere, mortgage-backed securities (MBS), bolstered largely by government purchase programs, increased 6.97%, as measured by the Barclays Capital U.S. MBS Index. Government-backed agency securities lagged the broader MBS market, with the Barclays Capital U.S. Agency Bond Index gaining 5.82%. Agency securities initially were constrained by investors' diminished appetite for bonds with lower perceived credit risk, but later were helped by the Federal Reserve's purchases of agency debt.

Comments from Curtis Hollingsworth, Lead Portfolio Manager of Fidelity® U.S. Bond Index Fund: For the year, the fund's Retail Class shares gained 9.10%, about in line with the Barclays Capital U.S. Aggregate Bond Index. In keeping with the fund's investment objectives, our goal is to produce monthly returns, before expenses, that match as closely as possible the monthly total returns of the Barclays Capital U.S. Aggregate Bond Index. In other words, our goal is to minimize the tracking error - meaning performance variance - of the fund relative to its index. Investing in all of the 8,000 individual securities that make up the index would not be feasible, since many are not available for purchases on a typical day and trying to invest in all of them would diminish liquidity and increase transaction costs. We use a method known as "stratified sampling," whereby we invest in representative securities in order to construct a portfolio that approximately mirrors the structure of the index in terms of its sector weightings, maturity distribution and credit quality. In addition, we manage the portfolio so that it matches the index in terms of the overall sensitivity to changes in interest rates and yield curve. For the 12 months ending August 31, 2010, the annualized tracking error was 27 basis points.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
U.S. Bond Index	.32%
Actual		$ 1,000.00	$ 1,058.70	$ 1.66
Hypothetical A		$ 1,000.00	$ 1,023.59	$ 1.63
Class F	.22%
Actual		$ 1,000.00	$ 1,059.30	$ 1.14
Hypothetical A		$ 1,000.00	$ 1,024.10	$ 1.12

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
U.S. Government and U.S. Government Agency Obligations† 73.6%	U.S. Government and U.S. Government Agency Obligations† 70.8%
AAA 5.2%	AAA 5.3%
AA 3.5%	AA 2.9%
A 7.9%	A 7.9%
BBB 7.4%	BBB 7.9%
BB and Below 0.2%	BB and Below 0.2%
Not Rated 0.0%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 2.2%	Short-Term Investments and Net Other Assets 5.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2010
6 months ago
Years	5.5	5.7

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of August 31, 2010
6 months ago
Years	4.1	4.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2010*		As of February 28, 2010**
	Corporate Bonds 17.5%		Corporate Bonds 18.0%
	U.S. Government and U.S. Government Agency Obligations† 73.6%		U.S. Government and U.S. Government Agency Obligations† 70.8%
	Asset-Backed Securities 0.4%		Asset-Backed Securities 0.5%
	CMOs and Other Mortgage Related Securities 3.6%		CMOs and Other Mortgage Related Securities 3.6%
	Municipal Bonds 0.3%		Municipal Bonds 0.2%
	Other Investments 2.4%		Other Investments 1.9%
	Short-Term Investments and Net Other Assets 2.2%		Short-Term Investments and Net Other Assets 5.0%
* Foreign investments	5.6%	** Foreign investments	5.2%
† Includes FDIC Guaranteed Corporate Securities and Federal Financing Bank Supported Student Loan Short-Term Notes.

Annual Report

Investments August 31, 2010

Showing Percentage of Net Assets

Nonconvertible Bonds - 17.5%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 5,542	$ 5,800
5.875% 3/15/11	2,058	2,113
		7,913
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,732
6.3% 3/1/38	7,045	9,141
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,168
5.3% 9/15/19	2,000	2,252
		16,293
Household Durables - 0.1%
Fortune Brands, Inc. 5.875% 1/15/36	10,000	10,138
Media - 0.9%
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	4,055
Comcast Cable Communications, Inc. 6.75% 1/30/11	506	518
Comcast Corp.:
4.95% 6/15/16	1,862	2,058
5.5% 3/15/11	378	387
5.7% 5/15/18	2,940	3,349
5.7% 7/1/19	8,500	9,664
6.4% 3/1/40	1,000	1,143
6.55% 7/1/39	3,000	3,479
COX Communications, Inc. 4.625% 6/1/13	4,425	4,757
News America Holdings, Inc. 7.75% 12/1/45	3,160	4,120
News America, Inc.:
5.3% 12/15/14	868	979
5.65% 8/15/20	1,000	1,142
6.15% 3/1/37	3,955	4,347
6.9% 3/1/19	2,110	2,573
6.9% 8/15/39	2,000	2,403
Thomson Reuters Corp. 4.7% 10/15/19	4,000	4,430
Time Warner Cable, Inc.:
5.4% 7/2/12	2,421	2,598
5.85% 5/1/17	5,801	6,618
6.2% 7/1/13	2,302	2,593
6.75% 7/1/18	1,162	1,387
7.3% 7/1/38	4,000	4,949
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.: - continued
8.75% 2/14/19	$ 2,368	$ 3,107
Time Warner, Inc.:
3.15% 7/15/15	5,000	5,140
5.875% 11/15/16	2,131	2,474
6.5% 11/15/36	5,724	6,474
Viacom, Inc.:
4.375% 9/15/14	2,000	2,164
5.625% 9/15/19	1,000	1,153
6.125% 10/5/17	5,420	6,357
6.75% 10/5/37	1,865	2,217
Walt Disney Co. 5.5% 3/15/19	2,000	2,401
		99,036
Multiline Retail - 0.0%
Nordstrom, Inc. 4.75% 5/1/20	2,000	2,134
Target Corp. 3.875% 7/15/20	3,000	3,147
		5,281
Specialty Retail - 0.1%
Lowe's Companies, Inc.:
4.625% 4/15/20	2,000	2,244
5.8% 4/15/40	2,000	2,332
Staples, Inc. 9.75% 1/15/14	10,000	12,416
		16,992
TOTAL CONSUMER DISCRETIONARY		155,653
CONSUMER STAPLES - 1.3%
Beverages - 0.1%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	2,073	2,474
Diageo Capital PLC:
5.2% 1/30/13	1,028	1,122
5.75% 10/23/17	5,185	6,088
PepsiCo, Inc. 7.9% 11/1/18	6,000	8,030
		17,714
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
6.125% 9/15/39	1,000	1,126
6.302% 6/1/37 (f)	5,809	5,330
Kroger Co. 3.9% 10/1/15	9,000	9,734
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Safeway, Inc. 5% 8/15/19	$ 1,000	$ 1,104
Wal-Mart Stores, Inc.:
3.2% 5/15/14	10,000	10,669
5.625% 4/1/40	2,000	2,326
6.5% 8/15/37	8,275	10,689
		40,978
Food Products - 0.4%
ConAgra Foods, Inc. 5.875% 4/15/14	4,000	4,589
General Mills, Inc. 5.65% 2/15/19	13,501	15,933
Kellogg Co. 4.45% 5/30/16	2,000	2,241
Kraft Foods, Inc.:
5.625% 11/1/11	3,626	3,820
6% 2/11/13	7,895	8,761
6.125% 2/1/18	5,497	6,433
6.75% 2/19/14	535	621
6.875% 2/1/38	3,250	4,018
		46,416
Household Products - 0.0%
Procter & Gamble Co. 3.15% 9/1/15	4,500	4,838
Tobacco - 0.4%
Altria Group, Inc. 9.7% 11/10/18	6,065	8,027
Philip Morris International, Inc.:
4.5% 3/26/20	2,000	2,183
4.875% 5/16/13	8,937	9,772
5.65% 5/16/18	6,789	7,908
6.375% 5/16/38	1,450	1,824
Reynolds American, Inc.:
6.75% 6/15/17	2,899	3,252
7.25% 6/15/37	7,220	7,691
		40,657
TOTAL CONSUMER STAPLES		150,603
ENERGY - 1.7%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,096
Halliburton Co.:
6.15% 9/15/19	2,000	2,370
7.45% 9/15/39	1,500	2,025
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Rowan Companies, Inc. 7.875% 8/1/19	$ 500	$ 582
Weatherford International Ltd.:
4.95% 10/15/13	1,726	1,867
5.15% 3/15/13	2,255	2,414
7% 3/15/38	5,580	6,222
		17,576
Oil, Gas & Consumable Fuels - 1.5%
Anadarko Petroleum Co. 6.2% 3/15/40	2,000	1,716
Anadarko Petroleum Corp.:
5.75% 6/15/14	5,000	5,076
6.45% 9/15/36	2,675	2,325
Apache Corp. 5.1% 9/1/40	3,000	3,103
Boardwalk Pipelines LP 5.75% 9/15/19	1,000	1,104
Canadian Natural Resources Ltd.:
5.15% 2/1/13	4,456	4,822
5.7% 5/15/17	1,148	1,325
Cenovus Energy, Inc. 6.75% 11/15/39	2,000	2,458
ConocoPhillips:
4.6% 1/15/15	3,000	3,366
5.75% 2/1/19	2,902	3,467
6.5% 2/1/39	7,529	9,628
Devon Energy Corp. 5.625% 1/15/14	2,321	2,606
Duke Energy Field Services 6.875% 2/1/11	2,291	2,345
El Paso Natural Gas Co. 5.95% 4/15/17	926	1,023
Enbridge Energy Partners LP:
5.875% 12/15/16	1,000	1,140
6.5% 4/15/18	1,000	1,180
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,861	3,244
Enterprise Products Operating LP:
4.6% 8/1/12	5,000	5,235
5.6% 10/15/14	1,937	2,164
5.65% 4/1/13	690	752
6.65% 4/15/18	2,000	2,354
7.55% 4/15/38	2,000	2,505
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,177
Kinder Morgan Energy Partners LP:
5% 12/15/13	5,000	5,401
6.55% 9/15/40	3,000	3,355
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,470
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc.:
5.05% 11/20/13	$ 3,809	$ 4,131
5.2% 3/10/15	900	988
5.875% 3/10/35	3,710	3,873
Petro-Canada:
6.05% 5/15/18	3,650	4,256
6.8% 5/15/38	8,445	10,168
Petrobras International Finance Co. Ltd. 7.875% 3/15/19	12,228	14,949
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,000	2,085
5.75% 1/15/20	1,000	1,105
6.125% 1/15/17	1,795	2,002
6.65% 1/15/37	2,795	3,065
Shell International Finance BV 1.875% 3/25/13	7,000	7,144
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,230
StatoilHydro ASA:
2.9% 10/15/14	1,500	1,566
5.1% 8/17/40	2,000	2,160
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	13,133
6.85% 6/1/39	2,000	2,429
Talisman Energy, Inc. 5.85% 2/1/37	5,000	5,238
TransCanada PipeLines Ltd.:
3.4% 6/1/15	1,000	1,057
6.35% 5/15/67 (f)	2,348	2,143
Valero Energy Corp. 6.625% 6/15/37	3,620	3,677
XTO Energy, Inc.:
5% 1/31/15	1,733	1,978
5.65% 4/1/16	1,189	1,414
5.9% 8/1/12	4,410	4,825
		173,957
TOTAL ENERGY		191,533
FINANCIALS - 6.6%
Capital Markets - 1.6%
Bear Stearns Companies, Inc.:
4.5% 10/28/10	1,816	1,828
5.3% 10/30/15	1,159	1,278
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Bear Stearns Companies, Inc.: - continued
6.95% 8/10/12	$ 1,338	$ 1,481
BlackRock, Inc. 6.25% 9/15/17	11,603	13,651
Goldman Sachs Group, Inc.:
3.625% 8/1/12	1,500	1,553
3.7% 8/1/15	2,000	2,025
5.25% 10/15/13	5,848	6,330
5.45% 11/1/12	3,733	4,001
5.625% 1/15/17	7,000	7,339
6.15% 4/1/18	1,951	2,132
6.75% 10/1/37	24,510	25,094
7.5% 2/15/19	1,741	2,032
JPMorgan Chase Capital XX 6.55% 9/29/36	14,550	14,505
Lazard Group LLC:
6.85% 6/15/17	3,804	4,050
7.125% 5/15/15	1,364	1,470
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	10,924	11,660
6.4% 8/28/17	3,140	3,386
6.875% 4/25/18	6,991	7,697
Morgan Stanley:
4.2% 11/20/14	7,250	7,466
4.75% 4/1/14	4,287	4,416
5.25% 11/2/12	242	257
5.45% 1/9/17	236	248
5.625% 9/23/19	2,000	2,037
5.95% 12/28/17	5,745	6,110
6% 5/13/14	3,000	3,270
6% 4/28/15	5,666	6,178
6.625% 4/1/18	5,055	5,557
7.3% 5/13/19	3,000	3,412
Northern Trust Corp. 5.5% 8/15/13	2,607	2,924
Royal Bank of Scotland PLC 4.875% 3/16/15	5,000	5,219
State Street Corp. 4.3% 5/30/14	1,940	2,131
The Bank of New York, Inc.:
4.3% 5/15/14	6,000	6,562
4.95% 11/1/12	3,828	4,144
5.45% 5/15/19	2,000	2,337
UBS AG Stamford Branch:
3.875% 1/15/15	2,000	2,067
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
UBS AG Stamford Branch: - continued
5.75% 4/25/18	$ 1,700	$ 1,910
5.875% 12/20/17	3,500	3,952
		181,709
Commercial Banks - 1.3%
American Express Bank FSB:
5.5% 4/16/13	4,052	4,406
6% 9/13/17	615	700
Bank of America NA:
5.3% 3/15/17	3,500	3,586
6% 10/15/36	2,419	2,464
Bank of Nova Scotia 2.25% 1/22/13	2,000	2,051
Barclays Bank PLC:
5% 9/22/16	800	869
5.2% 7/10/14	2,000	2,200
BB&T Capital Trust IV 6.82% 6/12/77 (f)	3,510	3,405
BB&T Corp. 6.5% 8/1/11	1,231	1,292
Credit Suisse New York Branch:
5% 5/15/13	9,285	10,046
6% 2/15/18	15,651	17,069
European Investment Bank 1.625% 3/15/13	3,000	3,059
Export-Import Bank of Korea:
5.125% 2/14/11	2,892	2,937
5.5% 10/17/12	2,235	2,382
Fifth Third Bancorp:
4.5% 6/1/18	122	121
8.25% 3/1/38	2,079	2,478
HSBC Holdings PLC 6.5% 9/15/37	10,000	11,554
JPMorgan Chase Bank 6% 10/1/17	7,075	7,982
KeyBank NA:
5.8% 7/1/14	1,109	1,211
7% 2/1/11	1,113	1,138
Korea Development Bank 4.625% 9/16/10	1,816	1,819
PNC Funding Corp. 6.7% 6/10/19	2,500	2,979
Royal Bank of Canada 2.625% 12/15/15	3,000	3,091
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (b)(f)	2,905	2,800
UnionBanCal Corp. 5.25% 12/16/13	656	710
U.S. Bancorp 3.15% 3/4/15	5,000	5,213
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Bank NA:
4.875% 2/1/15	$ 1,394	$ 1,499
6.6% 1/15/38	10,000	11,364
Wachovia Corp.:
5.5% 5/1/13	14,000	15,369
5.625% 10/15/16	3,367	3,715
5.75% 6/15/17	2,905	3,261
Wells Fargo & Co. 5.625% 12/11/17	5,972	6,745
Westpac Banking Corp.:
2.25% 11/19/12	2,200	2,238
4.875% 11/19/19	1,100	1,171
		142,924
Consumer Finance - 0.9%
American Express Co.:
7.25% 5/20/14	1,500	1,745
8.15% 3/19/38	8,500	12,074
Capital One Bank USA NA 8.8% 7/15/19	2,020	2,560
Capital One Financial Corp.:
5.7% 9/15/11	2,000	2,082
7.375% 5/23/14	5,000	5,826
Caterpillar Financial Services Corp. 2% 4/5/13	8,104	8,298
Discover Financial Services:
6.45% 6/12/17	2,263	2,415
10.25% 7/15/19	1,000	1,259
General Electric Capital Corp.:
3.5% 6/29/15	23,772	24,617
5.625% 9/15/17	7,044	7,781
5.625% 5/1/18	15,000	16,546
5.9% 5/13/14	6,228	7,042
6.375% 11/15/67 (f)	9,000	8,640
Household Finance Corp. 6.375% 10/15/11	1,842	1,946
HSBC Finance Corp.:
5.25% 1/14/11	1,296	1,316
5.25% 1/15/14	1,044	1,118
ORIX Corp. 5.48% 11/22/11	381	397
PACCAR Financial Corp. 1.95% 12/17/12	2,000	2,028
		107,690
Diversified Financial Services - 1.5%
Bank of America Corp. 5.75% 12/1/17	4,835	5,119
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
BB&T Corp. 3.85% 7/27/12	$ 1,000	$ 1,048
BNP Paribas US Medium-Term Note Program LLC 2.125% 12/21/12	2,000	2,034
BP Capital Markets PLC:
3.125% 3/10/12	4,000	4,007
3.875% 3/10/15	2,000	1,981
4.75% 3/10/19	1,000	982
Capital One Capital V 10.25% 8/15/39	2,000	2,160
Capital One Capital VI 8.875% 5/15/40	1,000	1,053
Citigroup, Inc.:
5.5% 4/11/13	13,899	14,757
6% 12/13/13	15,244	16,449
6.125% 5/15/18	5,731	6,187
6.5% 1/18/11	1,295	1,322
6.5% 8/19/13	6,095	6,666
8.125% 7/15/39	8,000	9,980
8.5% 5/22/19	2,000	2,447
CME Group, Inc. 5.75% 2/15/14	501	568
Deutsche Bank AG London Branch:
3.45% 3/30/15	2,000	2,083
3.875% 8/18/14	5,000	5,328
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	10,200
6.375% 5/15/38	7,218	9,186
JPMorgan Chase & Co.:
3.7% 1/20/15	5,000	5,229
4.65% 6/1/14	4,000	4,353
4.891% 9/1/15 (f)	2,703	2,688
6.3% 4/23/19	10,000	11,500
Kreditanstalt fuer Wiederaufbau:
1.875% 1/14/13	3,100	3,180
4% 1/27/20	3,000	3,313
4.875% 6/17/19	25,000	29,326
National Rural Utils. Coop. Finance Corp.:
2.625% 9/16/12	3,000	3,096
3.875% 9/16/15	4,000	4,320
TECO Finance, Inc. 4% 3/15/16	2,875	3,008
		173,570
Insurance - 0.6%
Ace INA Holdings, Inc. 5.9% 6/15/19	3,000	3,460
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Allstate Corp.:
6.2% 5/16/14	$ 3,000	$ 3,486
7.45% 5/16/19	3,000	3,706
American International Group, Inc.:
5.05% 10/1/15	3,000	2,936
5.85% 1/16/18	2,000	1,930
8.25% 8/15/18	4,000	4,320
Assurant, Inc. 5.625% 2/15/14	1,894	2,021
Axis Capital Holdings Ltd. 5.75% 12/1/14	553	594
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	5,651
MetLife, Inc.:
5% 6/15/15	1,153	1,264
6.125% 12/1/11	981	1,038
7.717% 2/15/19	9,000	11,291
Prudential Financial, Inc.:
5.15% 1/15/13	2,146	2,295
5.4% 6/13/35	447	440
5.5% 3/15/16	421	460
5.7% 12/14/36	380	389
6.2% 1/15/15	1,340	1,506
7.375% 6/15/19	3,000	3,652
8.875% 6/15/38 (f)	2,944	3,209
The Chubb Corp.:
5.75% 5/15/18	4,175	4,818
6.5% 5/15/38	3,510	4,313
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	9,964
		72,743
Real Estate Investment Trusts - 0.1%
AvalonBay Communities, Inc. 6.125% 11/1/12	527	578
Developers Diversified Realty Corp. 5.25% 4/15/11	2,410	2,417
HRPT Properties Trust:
5.75% 11/1/15	881	933
6.25% 6/15/17	1,221	1,281
6.65% 1/15/18	612	656
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,150
		7,015
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 5.75% 4/1/12	1,000	1,033
Digital Realty Trust LP 4.5% 7/15/15 (b)	2,000	2,025
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP:
5.4% 8/15/14	$ 5,172	$ 5,453
5.625% 8/15/11	2,929	2,993
5.95% 2/15/17	630	676
6.25% 5/15/13	1,000	1,081
6.5% 1/15/18	1,000	1,094
ERP Operating LP 5.5% 10/1/12	3,403	3,672
Liberty Property LP:
5.125% 3/2/15	840	888
5.5% 12/15/16	1,000	1,077
Mack-Cali Realty LP 7.75% 2/15/11	967	990
Regency Centers LP:
5.25% 8/1/15	2,113	2,262
5.875% 6/15/17	1,046	1,134
Tanger Properties LP:
6.125% 6/1/20	4,408	4,851
6.15% 11/15/15	24	27
		29,256
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp.:
3.7% 9/1/15	1,460	1,457
5.65% 5/1/18	8,539	8,879
6.5% 8/1/16	15,000	16,766
Countrywide Financial Corp. 5.8% 6/7/12	5,839	6,211
Independence Community Bank Corp. 4.9% 9/23/10	1,680	1,683
U.S. Central Federal Credit Union:
1.25% 10/19/11	1,500	1,513
1.9% 10/19/12	1,500	1,538
		38,047
TOTAL FINANCIALS		752,954
HEALTH CARE - 0.7%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17	2,928	3,506
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 4.5% 8/15/19	3,000	3,346
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Hospira, Inc. 6.4% 5/15/15	$ 2,000	$ 2,311
St. Jude Medical, Inc. 3.75% 7/15/14	1,000	1,076
		6,733
Health Care Providers & Services - 0.1%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,731	1,733
6.3% 8/15/14	3,584	3,822
Express Scripts, Inc.:
5.25% 6/15/12	2,000	2,134
6.25% 6/15/14	2,000	2,306
7.25% 6/15/19	2,000	2,521
		12,516
Pharmaceuticals - 0.5%
AstraZeneca PLC:
5.9% 9/15/17	4,505	5,447
6.45% 9/15/37	3,250	4,172
Bristol-Myers Squibb Co. 5.45% 5/1/18	2,905	3,455
Merck & Co., Inc.:
4% 6/30/15	3,000	3,313
5% 6/30/19	5,970	6,934
5.85% 6/30/39	1,000	1,232
Novartis Capital Corp. 4.125% 2/10/14	12,903	14,112
Pfizer, Inc.:
5.35% 3/15/15	4,000	4,612
6.2% 3/15/19	4,000	5,006
7.2% 3/15/39	3,000	4,202
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	949	1,104
Watson Pharmaceuticals, Inc.:
5% 8/15/14	1,000	1,098
6.125% 8/15/19	1,000	1,176
		55,863
TOTAL HEALTH CARE		78,618
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.2%
The Boeing Co.:
5% 3/15/14	3,000	3,374
6% 3/15/19	1,000	1,213
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.: - continued
6.875% 3/15/39	$ 1,000	$ 1,328
United Technologies Corp.:
4.5% 4/15/20	4,000	4,507
5.7% 4/15/40	2,000	2,362
6.125% 2/1/19	4,000	4,968
		17,752
Airlines - 0.1%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	177	178
Continental Airlines, Inc.:
6.648% 3/15/19	2,794	2,832
6.9% 7/2/19	809	831
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	335	344
7.57% 11/18/10	11,089	11,200
		15,385
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 5.5% 9/15/19	4,000	4,490
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
5.15% 10/15/10	2,504	2,517
5.45% 10/15/12	613	669
6% 10/15/17	2,902	3,453
6.55% 10/15/37	4,250	5,460
General Electric Co. 5.25% 12/6/17	18,540	20,802
		32,901
Machinery - 0.1%
Caterpillar, Inc. 5.3% 9/15/35	7,000	7,847
Deere & Co.:
4.375% 10/16/19	2,000	2,211
5.375% 10/16/29	1,000	1,136
		11,194
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,508
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
CSX Corp. 7.375% 2/1/19	$ 10,000	$ 12,643
Norfolk Southern Corp. 5.75% 1/15/16	10,000	11,593
		29,744
TOTAL INDUSTRIALS		111,466
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.2%
Cisco Systems, Inc.:
2.9% 11/17/14	3,000	3,177
4.45% 1/15/20	2,000	2,203
4.95% 2/15/19	3,479	3,979
5.9% 2/15/39	12,416	14,609
Nokia Corp.:
5.375% 5/15/19	1,000	1,104
6.625% 5/15/39	1,000	1,158
		26,230
Computers & Peripherals - 0.1%
Dell, Inc. 5.625% 4/15/14	2,000	2,266
Hewlett-Packard Co. 4.75% 6/2/14	8,300	9,307
		11,573
Electronic Equipment & Components - 0.1%
Agilent Technologies, Inc. 5.5% 9/14/15	1,000	1,120
Tyco Electronics Group SA:
5.95% 1/15/14	2,922	3,269
6% 10/1/12	3,840	4,156
6.55% 10/1/17	2,338	2,735
7.125% 10/1/37	2,475	3,024
		14,304
IT Services - 0.1%
International Business Machines Corp. 7.625% 10/15/18	13,000	17,391
Office Electronics - 0.1%
Xerox Corp.:
4.25% 2/15/15	1,000	1,065
5.5% 5/15/12	1,586	1,693
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - continued
Xerox Corp.: - continued
5.625% 12/15/19	$ 1,000	$ 1,111
8.25% 5/15/14	3,902	4,677
		8,546
Software - 0.2%
Microsoft Corp.:
2.95% 6/1/14	2,000	2,132
4.2% 6/1/19	2,000	2,245
Oracle Corp.:
5.375% 7/15/40 (b)	4,000	4,349
5.75% 4/15/18	7,400	8,857
		17,583
TOTAL INFORMATION TECHNOLOGY		95,627
MATERIALS - 0.8%
Chemicals - 0.4%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,069
Dow Chemical Co.:
4.85% 8/15/12	10,000	10,554
5.9% 2/15/15	2,500	2,768
7.6% 5/15/14	3,000	3,498
8.55% 5/15/19	3,000	3,763
9.4% 5/15/39	3,000	4,269
E.I. du Pont de Nemours & Co.:
3.25% 1/15/15	4,000	4,249
4.625% 1/15/20	3,000	3,338
Lubrizol Corp. 8.875% 2/1/19	919	1,181
Potash Corp. of Saskatchewan, Inc.:
3.75% 9/30/15	2,000	2,140
4.875% 3/30/20	1,500	1,620
Praxair, Inc. 3.25% 9/15/15	3,200	3,396
		41,845
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	1,996
Containers & Packaging - 0.1%
Bemis Co., Inc.:
5.65% 8/1/14	3,000	3,355
6.8% 8/1/19	3,000	3,592
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Containers & Packaging - continued
Pactiv Corp.:
5.875% 7/15/12	$ 1,697	$ 1,800
6.4% 1/15/18	1,732	1,796
		10,543
Metals & Mining - 0.3%
ArcelorMittal SA 9.85% 6/1/19	2,000	2,514
BHP Billiton Financial (USA) Ltd.:
5.125% 3/29/12	1,957	2,077
5.5% 4/1/14	2,500	2,813
6.5% 4/1/19	2,500	3,037
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,111
6.25% 10/1/39	1,600	1,831
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	3,233	3,599
6.5% 7/15/18	1,398	1,655
7.125% 7/15/28	2,000	2,497
Vale Overseas Ltd.:
5.625% 9/15/19	6,210	6,629
6.25% 1/23/17	9,395	10,534
		38,297
TOTAL MATERIALS		92,681
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.2%
AT&T Broadband Corp. 8.375% 3/15/13	2,560	2,974
AT&T, Inc.:
5.8% 2/15/19	4,000	4,718
6.3% 1/15/38	838	962
6.7% 11/15/13	1,162	1,346
BellSouth Capital Funding Corp. 7.875% 2/15/30	3,002	3,794
British Telecommunications PLC:
9.125% 12/15/30	4,515	6,202
9.375% 12/15/10 (a)	2,692	2,752
CenturyTel, Inc.:
6.15% 9/15/19	5,000	5,078
7.6% 9/15/39	2,500	2,436
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Financial BV:
5.25% 7/22/13	$ 2,425	$ 2,652
5.875% 8/20/13	10,000	11,123
6.75% 8/20/18	3,595	4,389
France Telecom SA 5.375% 7/8/19	4,000	4,608
SBC Communications, Inc.:
5.1% 9/15/14	2,149	2,416
5.875% 2/1/12	2,707	2,891
5.875% 8/15/12	968	1,056
6.15% 9/15/34	5,270	5,817
6.45% 6/15/34	11,795	13,398
Telecom Italia Capital SA:
4.95% 9/30/14	3,178	3,341
5.25% 10/1/15	4,571	4,867
6.999% 6/4/18	1,776	2,010
7.175% 6/18/19	6,000	6,917
Telefonica Emisiones SAU:
4.949% 1/15/15	3,000	3,239
5.877% 7/15/19	2,000	2,269
6.421% 6/20/16	1,151	1,327
7.045% 6/20/36	2,600	3,131
Verizon Communications, Inc.:
6.25% 4/1/37	3,121	3,568
6.35% 4/1/19	6,000	7,251
6.9% 4/15/38	6,025	7,460
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,485
Verizon New England, Inc. 6.5% 9/15/11	882	931
Verizon New York, Inc. 6.875% 4/1/12	2,628	2,840
		131,248
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV 6.125% 11/15/37	8,365	9,363
AT&T Wireless Services, Inc. 8.125% 5/1/12	10,000	11,156
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	4,500	4,862
5.875% 10/1/19	2,905	3,261
6.35% 3/15/40	1,000	1,104
Verizon Wireless Capital LLC:
5.55% 2/1/14	2,352	2,662
8.5% 11/15/18	3,486	4,703
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
3.375% 11/24/15	$ 1,000	$ 1,036
5% 12/16/13	2,275	2,487
5.45% 6/10/19	6,000	6,821
5.5% 6/15/11	2,735	2,834
		50,289
TOTAL TELECOMMUNICATION SERVICES		181,537
UTILITIES - 1.7%
Electric Utilities - 1.1%
AmerenUE 6.4% 6/15/17	2,959	3,468
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	4,074	4,448
8.875% 11/15/18	2,000	2,647
Commonwealth Edison Co.:
5.4% 12/15/11	6,418	6,766
5.8% 3/15/18	9,945	11,683
Duke Energy Carolinas LLC:
5.25% 1/15/18	4,355	5,033
6% 1/15/38	3,450	4,182
Duke Energy Corp. 3.95% 9/15/14	4,500	4,823
FirstEnergy Solutions Corp. 6.8% 8/15/39	3,500	3,601
FPL Group Capital, Inc. 7.875% 12/15/15	1,532	1,908
Illinois Power Co. 6.125% 11/15/17	3,364	3,881
Nevada Power Co. 6.5% 8/1/18	1,555	1,872
Northern States Power Co. 5.25% 3/1/18	10,500	12,171
Oncor Electric Delivery Co. 6.375% 5/1/12	2,705	2,917
Pacific Gas & Electric Co. 5.4% 1/15/40	4,000	4,406
PacifiCorp 6% 1/15/39	6,193	7,475
Pennsylvania Electric Co. 6.05% 9/1/17	757	857
Potomac Electric Power Co. 6.5% 11/15/37	3,806	4,869
PPL Capital Funding, Inc. 6.7% 3/30/67 (f)	688	645
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,873
6% 12/1/39	3,200	3,664
7.1% 3/1/11	3,353	3,457
Public Service Electric & Gas Co. 2.7% 5/1/15	2,000	2,081
Sierra Pacific Power Co. 5.45% 9/1/13	1,545	1,694
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Tampa Electric Co.:
6.15% 5/15/37	$ 6,260	$ 7,238
6.55% 5/15/36	5,500	6,612
Virginia Electric & Power Co. 5% 6/30/19	5,000	5,698
Wisconsin Electric Power Co. 6.25% 12/1/15	2,983	3,597
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,148
		124,714
Gas Utilities - 0.0%
EQT Corp. 8.125% 6/1/19	1,000	1,229
Southern Natural Gas Co. 5.9% 4/1/17 (b)	438	482
Texas Eastern Transmission Corp. 7.3% 12/1/10	3,071	3,118
		4,829
Independent Power Producers & Energy Traders - 0.1%
Duke Capital LLC 5.668% 8/15/14	2,036	2,268
Exelon Generation Co. LLC 5.35% 1/15/14	1,513	1,665
PPL Energy Supply LLC 6.5% 5/1/18	6,485	7,419
		11,352
Multi-Utilities - 0.5%
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,326
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,204
5.5% 12/1/39	2,500	2,763
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	1,002
4.75% 12/15/10	3,894	3,940
6.3% 9/30/66 (f)	1,000	940
7.5% 6/30/66 (f)	1,000	1,020
DTE Energy Co. 7.05% 6/1/11	974	1,017
KeySpan Corp. 7.625% 11/15/10	490	497
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	3,750	4,341
5.875% 10/1/12	2,893	3,149
6.5% 9/15/37	7,605	9,254
National Grid PLC 6.3% 8/1/16	1,463	1,715
NiSource Finance Corp.:
5.25% 9/15/17	835	904
5.4% 7/15/14	1,334	1,459
5.45% 9/15/20	5,111	5,477
6.4% 3/15/18	1,532	1,759
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
7.875% 11/15/10	$ 1,012	$ 1,025
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,012
Sempra Energy:
6% 10/15/39	1,000	1,148
6.5% 6/1/16	3,000	3,570
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	6,114	5,778
WPS Resources Corp. 6.11% 12/1/66 (f)	874	791
		56,091
TOTAL UTILITIES		196,986
TOTAL NONCONVERTIBLE BONDS (Cost $1,765,156)		2,007,658
U.S. Government and Government Agency Obligations - 40.8%

U.S. Government Agency Obligations - 7.1%
Fannie Mae:
0.625% 9/24/12	64,720	64,636
1% 4/4/12	41,600	41,903
1.25% 6/22/12	38,060	38,498
1.25% 8/20/13	19,924	20,114
1.75% 2/22/13	22,745	23,282
2% 1/9/12	3,050	3,113
2.5% 5/15/14	44,844	46,968
2.75% 3/13/14	63,630	67,302
3.625% 2/12/13	55,295	59,105
5% 2/16/12	13,565	14,443
Federal Farm Credit Bank 3% 9/22/14	50,000	53,350
Federal Home Loan Bank 1.625% 11/21/12	102,720	104,745
Freddie Mac:
1.125% 7/27/12	76,270	76,998
2.125% 3/23/12	17,776	18,211
3.75% 3/27/19	2,300	2,503
4.875% 6/13/18	98,230	115,114
6.75% 3/15/31	26,000	36,821
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Tennessee Valley Authority:
5.25% 9/15/39	$ 20,000	$ 23,846
5.375% 4/1/56	5,395	6,723
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		817,675
U.S. Treasury Obligations - 32.2%
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.26% 8/25/11	124,093	123,809
U.S. Treasury Bonds:
3.5% 2/15/39	12,115	12,068
3.875% 8/15/40	32,000	34,080
4.25% 5/15/39	26,000	29,425
4.375% 2/15/38	11,000	12,751
4.375% 11/15/39	100	115
4.375% 5/15/40	8,000	9,246
4.5% 2/15/36	18,000	21,279
4.5% 5/15/38	15,000	17,742
4.5% 8/15/39	39,000	45,941
4.625% 2/15/40	21,500	25,837
4.75% 2/15/37	11,000	13,528
5% 5/15/37	11,000	14,049
5.375% 2/15/31	52,000	68,307
6.25% 5/15/30	94,000	135,639
8% 11/15/21	75,392	114,372
8.75% 5/15/17	8,000	11,508
8.875% 8/15/17	5,000	7,290
8.875% 2/15/19	7,000	10,633
9% 11/15/18	4,000	6,105
9.125% 5/15/18	3,000	4,565
U.S. Treasury Notes:
0.375% 8/31/12	78,000	77,835
0.625% 6/30/12	321,000	321,966
0.625% 7/31/12	83,000	83,253
0.75% 11/30/11	34,000	34,159
0.75% 5/31/12	12,000	12,062
1% 7/31/11	32,000	32,209
1% 8/31/11	32,000	32,222
1% 9/30/11	33,000	33,238
1% 10/31/11	35,000	35,263
1% 12/31/11	5,000	5,041
1% 4/30/12	36,000	36,332
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1% 7/15/13	$ 19,000	$ 19,166
1.25% 8/31/15	81,000	80,665
1.375% 10/15/12	9,100	9,266
1.5% 12/31/13	22,300	22,814
1.75% 1/31/14	19,700	20,302
1.75% 3/31/14	50,700	52,233
1.75% 7/31/15	53,000	54,114
1.875% 2/28/14	50,660	52,405
1.875% 4/30/14	23,821	24,638
1.875% 6/30/15	79,000	81,173
1.875% 8/31/17	18,000	17,941
2.125% 5/31/15	98,000	101,912
2.25% 5/31/14	25,170	26,389
2.375% 9/30/14	137,410	144,581
2.375% 2/28/15	32,434	34,117
2.375% 7/31/17	25,000	25,766
2.5% 3/31/13	18,030	18,915
2.5% 4/30/15	105,000	111,046
2.5% 6/30/17	83,000	86,320
2.625% 6/30/14	122,801	130,418
2.625% 7/31/14	28,000	29,743
2.625% 12/31/14	204,900	217,642
2.625% 2/29/16	13,600	14,387
2.625% 8/15/20	67,000	67,890
2.75% 11/30/16	25,000	26,467
3% 8/31/16	12,402	13,340
3% 9/30/16	22,000	23,650
3.125% 10/31/16	23,900	25,857
3.125% 5/15/19	14,260	15,196
3.25% 5/31/16	14,200	15,489
3.25% 12/31/16	25,000	27,193
3.375% 11/15/19	62,740	67,794
3.5% 2/15/18	25,000	27,619
3.5% 5/15/20	81,800	89,169
3.625% 8/15/19	48,000	52,954
3.625% 2/15/20	59,600	65,616
3.75% 11/15/18	40,000	44,809
3.875% 2/15/13	3,150	3,408
3.875% 5/15/18	20,000	22,619
4% 2/15/14	20,600	22,827
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4% 2/15/15	$ 9,600	$ 10,786
4% 8/15/18	22,000	25,073
4.125% 5/15/15	19,300	21,853
4.25% 8/15/13	5,600	6,188
4.25% 11/15/13	22,007	24,472
4.25% 11/15/14	6,580	7,444
4.25% 11/15/17	16,000	18,499
4.5% 9/30/11	11,000	11,495
4.5% 4/30/12	12,300	13,136
4.5% 5/15/17	13,000	15,178
4.625% 8/31/11	12,000	12,515
4.625% 7/31/12	8,700	9,397
4.625% 11/15/16	15,000	17,596
4.625% 2/15/17	14,000	16,419
4.75% 8/15/17	14,000	16,621
4.875% 7/31/11	11,000	11,460
5% 8/15/11	19,000	19,855
5.125% 5/15/16	13,100	15,670
TOTAL U.S. TREASURY OBLIGATIONS		3,683,376
Other Government Related - 1.5%
Citibank NA 1.875% 6/4/12 (FDIC Guaranteed) (c)	30,000	30,644
Citigroup Funding, Inc.:
2% 3/30/12 (FDIC Guaranteed) (c)	50,000	51,067
2.125% 7/12/12 (FDIC Guaranteed) (c)	52,060	53,512
General Electric Capital Corp. 2.125% 12/21/12 (FDIC Guaranteed) (c)	25,000	25,777
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (c)	9,504	9,938
TOTAL OTHER GOVERNMENT RELATED		170,938
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,427,650)		4,671,989
U.S. Government Agency - Mortgage Securities - 33.9%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 25.3%
4% 4/1/24 to 2/1/40	$ 197,188	$ 205,352
4% 9/1/25 (d)	61,000	64,060
4% 9/1/25 (d)	10,000	10,502
4% 9/1/25 (d)	16,000	16,802
4% 9/1/40 (d)	2,000	2,071
4% 9/1/40 (d)	7,000	7,250
4.5% 5/1/18 to 8/1/40	439,569	463,565
4.5% 9/1/25 (d)	38,500	40,732
4.5% 9/1/25 (d)	5,000	5,290
4.5% 9/1/40 (d)	18,000	18,904
4.5% 9/1/40 (d)	43,000	45,160
4.5% 9/1/40 (d)	99,500	104,498
4.5% 9/1/40 (d)	41,000	43,059
4.533% 11/1/34 (f)	8,771	9,296
5% 12/1/17 to 8/1/40	469,163	501,412
5% 9/1/25 (d)(e)	11,200	11,910
5% 9/1/25 (d)	2,000	2,127
5% 9/1/40 (d)(e)	101,500	107,788
5% 9/1/40 (d)	25,000	26,549
5.066% 11/1/34 (f)	37,757	39,975
5.5% 5/1/21 to 6/1/40	576,716	621,124
5.5% 9/1/25 (d)	1,000	1,076
5.5% 9/1/25 (d)	2,000	2,152
5.5% 9/1/40 (d)	7,000	7,484
6% 8/1/22 to 9/1/39	338,120	367,746
6% 9/1/40 (d)(e)	20,000	21,534
6% 9/1/40 (d)	5,000	5,384
6.5% 5/1/31 to 9/1/38	128,814	141,352
6.5% 9/1/40 (d)	2,000	2,177
6.5% 9/1/40 (d)	2,000	2,177
TOTAL FANNIE MAE		2,898,508
Freddie Mac - 2.3%
4.5% 6/1/25 to 7/1/25	16,707	17,676
4.857% 3/1/35 (f)	20,269	21,656
5% 4/1/23 to 4/1/40	49,162	52,621
5% 9/1/40 (d)	80,500	85,412
5.005% 12/1/35 (f)	12,672	13,210
5.055% 9/1/35 (f)	28,620	30,240
5.375% 3/1/36 (f)	13,361	13,831
5.5% 1/1/36	10,826	11,616
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.819% 9/1/37 (f)	$ 7,688	$ 8,078
6% 4/1/32	7,409	8,123
6% 9/1/40 (d)	5,700	6,127
11.75% 9/1/13	5	5
TOTAL FREDDIE MAC		268,595
Ginnie Mae - 6.3%
4% 8/15/39	669	699
4% 9/1/40 (d)	9,700	10,106
4% 9/1/40 (d)	1,000	1,042
4% 9/1/40 (d)	3,500	3,646
4% 9/1/40 (d)	1,000	1,042
4.5% 3/15/39 to 6/15/40	166,721	177,510
4.5% 9/1/40 (d)	9,000	9,555
4.5% 9/1/40 (d)	4,000	4,247
4.5% 9/1/40 (d)	26,000	27,603
5% 6/15/38 to 7/15/40	195,791	211,560
5% 9/1/40 (d)	21,000	22,567
5.5% 10/15/35 to 9/15/39	30,032	32,693
5.5% 8/1/40 (d)(e)	17,000	18,446
5.5% 9/1/40 (d)(e)	19,000	20,560
5.5% 9/1/40 (d)	60,000	64,927
6% 11/15/34 to 11/15/39	16,498	18,039
6% 9/1/40 (d)(e)	56,500	61,506
6.5% 1/15/32 to 2/15/39	25,691	28,212
6.5% 9/1/40 (d)	1,000	1,098
6.5% 9/1/40 (d)	2,000	2,196
TOTAL GINNIE MAE		717,254
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,757,377)		3,884,357
Asset-Backed Securities - 0.4%

AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	77	77
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	750	753
C-BASS Trust Series 2006-CB7 Class A2, 0.3238% 10/25/36 (f)	103	102
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	$ 4,870	$ 4,994
Capital One Multi-Asset Execution Trust:
Series 2008-A3 Class A3, 5.05% 2/15/16	5,000	5,504
Series 2009-A2 Class A2, 3.2% 4/15/14	1,000	1,020
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	619	636
Chase Issuance Trust:
Series 2008-9 Class A, 4.26% 5/15/13	4,900	5,029
Series 2008-A4 Class A4, 4.65% 3/15/15	5,000	5,452
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	5,000	5,169
Series 2009-A3 Class A3, 2.7% 6/24/13	1,000	1,017
Series 2009-A4 Class A4, 4.9% 6/23/16	1,000	1,121
Series 2009-A5 Class A5, 2.25% 12/23/14	6,000	6,168
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (b)	398	405
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	6,000	7,145
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	177	183
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (b)	1,414	1,131
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3538% 5/25/37 (f)	95	92
Series 2007-6 Class 2A1, 0.3238% 7/25/37 (f)	177	171
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4938% 12/25/36 (f)	377	15
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3338% 2/25/37 (f)	145	141
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	439	449
TOTAL ASSET-BACKED SECURITIES (Cost $44,645)		46,774
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0914% 12/10/49 (f)	1,268	1,354
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (f)	1,416	283
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7759% 7/16/34 (b)(f)	1,268	1,236
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (f)	$ 82	$ 84
Class A3, 5.447% 6/12/47 (f)	2,405	2,566
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	571	616
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (f)	5,429	5,804
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	179	179
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,281)		12,122
Commercial Mortgage Securities - 3.5%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7202% 5/10/45 (f)	1,480	1,593
Series 2006-4 Class A1, 5.363% 7/10/46 (f)	131	132
Series 2006-5:
Class A1, 5.185% 9/10/47	500	504
Class A2, 5.317% 9/10/47	4,894	5,127
Class A3, 5.39% 9/10/47	1,768	1,907
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,645
Series 2007-2 Class A1, 5.421% 4/10/49	164	168
Series 2007-4 Class A3, 5.811% 2/10/51 (f)	1,265	1,363
Series 2006-6 Class E, 5.619% 10/10/45 (b)	733	134
Series 2007-3:
Class A3, 5.6578% 6/10/49 (f)	2,118	2,269
Class A4, 5.6578% 6/10/49 (f)	2,643	2,660
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	2,777	2,893
Series 2004-2:
Class A3, 4.05% 11/10/38	1,398	1,416
Class A4, 4.153% 11/10/38	1,608	1,662
Series 2004-4 Class A3, 4.128% 7/10/42	79	79
Series 2005-1 Class A3, 4.877% 11/10/42	2,091	2,101
Series 2006-1 Class A1, 5.219% 9/10/45 (f)	474	476
Series 2007-1 Class A2, 5.381% 1/15/49	3,810	3,932
Series 2001-3 Class H, 6.562% 4/11/37 (b)	709	702
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
Series 2001-PB1:
Class J, 7.166% 5/11/35 (b)	$ 317	$ 305
Class K, 6.15% 5/11/35 (b)	590	532
Series 2005-3 Series A3B, 5.09% 7/10/43 (f)	3,939	4,210
Series 2005-6 Class A3, 5.1778% 9/10/47 (f)	2,282	2,357
Series 2007-1 Class B, 5.543% 1/15/49	763	250
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5859% 3/15/22 (b)(f)	545	447
Class D, 0.6359% 3/15/22 (b)(f)	552	431
Class E, 0.6759% 3/15/22 (b)(f)	456	342
Series 2006-BIX1 Class F, 0.5859% 10/15/19 (b)(f)	939	755
Bayview Commercial Asset Trust:
Series 2004-1 Class IO, 1.25% 4/25/34 (b)(g)	3,135	105
Series 2007-5A Class IO, 3.047% 10/25/37 (b)(f)(g)	7,144	772
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.5259% 3/15/22 (b)(f)	97	56
Class E, 0.5759% 3/15/22 (b)(f)	507	279
Class F, 0.6259% 3/15/22 (b)(f)	311	159
Class G, 0.6759% 3/15/22 (b)(f)	80	38
Class H, 0.8259% 3/15/22 (b)(f)	97	39
Class J, 0.9759% 3/15/22 (b)(f)	97	31
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	447	455
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,268	1,289
Series 2006-T24 Class A1, 4.905% 10/12/41 (f)	846	861
Series 2007-PW16 Class A4, 5.7172% 6/11/40 (f)	16,612	17,500
Series 2007-PW17 Class A1, 5.282% 6/11/50	343	350
Series 2007-T26 Class A1, 5.145% 1/12/45 (f)	332	340
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,475	4,743
Series 2006-T22 Class A4, 5.4623% 4/12/38 (f)	159	176
Series 2007-PW15 Class A1, 5.016% 2/11/44	162	166
Series 2007-PW16:
Class B, 5.7172% 6/11/40 (b)(f)	203	73
Class C, 5.7172% 6/11/40 (b)(f)	169	52
Class D, 5.7172% 6/11/40 (b)(f)	169	45
Series 2007-T28 Class A1, 5.422% 9/11/42	187	193
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (b)	1,490	1,606
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	$ 55	$ 55
Class F, 7.734% 1/15/32	275	274
Series 2001-245 Class A2, 6.275% 2/12/16 (b)(f)	1,260	1,280
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class F, 0.5819% 8/15/21 (b)(f)	453	397
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	10,097
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (b)	2,133	1,972
Series 2007-C6:
Class A1, 5.622% 12/10/49 (f)	1,245	1,268
Class A4, 5.6985% 12/10/49 (f)	9,950	10,589
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49	214	216
Class A2A, 5.237% 12/11/49	6,129	6,302
Class A4, 5.322% 12/11/49	2,212	2,254
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,234	1,305
Class C, 5.476% 12/11/49	2,387	668
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8179% 5/15/46 (f)	1,268	1,356
Series 2006-C1 Class B, 5.359% 8/15/48	3,804	533
COMM pass-thru certificates:
floater:
Series 2005-F10A Class C, 0.5459% 4/15/17 (b)(f)	1,020	836
Series 2005-FL11:
Class C, 0.5759% 11/15/17 (b)(f)	1,276	1,174
Class D, 0.6159% 11/15/17 (b)(f)	67	60
Class E, 0.6659% 11/15/17 (b)(f)	235	205
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (f)	19	19
Series 2006-C8 Class A3, 5.31% 12/10/46	3,613	3,765
Series 2007-C9 Class A4, 5.8157% 12/10/49 (f)	2,805	3,036
Series 2006-C8 Class B, 5.44% 12/10/46	2,196	685
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	6,558	6,804
Series 2006-C5 Class AJ, 5.373% 12/15/39	2,568	1,624
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C2:
Class A1, 5.269% 1/15/49	$ 25	$ 25
Class A2, 5.448% 1/15/49 (f)	9,580	9,822
Class A3, 5.542% 1/15/49 (f)	2,536	2,521
Series 2007-C3:
Class A1, 5.664% 6/15/39 (f)	5	5
Class A4, 5.7223% 6/15/39 (f)	10,213	10,138
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,217	7,709
Series 2007-C5 Class A4, 5.695% 9/15/40 (f)	1,148	1,146
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6259% 4/15/22 (b)(f)	4,524	1,810
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,268	1,326
Series 2004-C1:
Class A3, 4.321% 1/15/37	314	319
Class A4, 4.75% 1/15/37	590	615
Series 1998-C1 Class D, 7.17% 5/17/40	71	72
Series 1999-C1 Class E, 7.8879% 9/15/41 (f)	109	109
Series 2006-C1 Class A3, 5.5486% 2/15/39 (f)	6,695	7,247
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class B, 0.4259% 2/15/22 (b)(f)	480	322
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	73	74
Series 2007-C1 Class B, 5.487% 2/15/40 (b)(f)	1,938	233
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	452	457
Class G, 6.936% 3/15/33 (b)	834	834
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,264	13,282
Series 2005-C1 Class B, 4.846% 6/10/48 (f)	362	257
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.49% 11/5/21 (b)(f)	477	353
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	350	352
Series 2007-GG11:
Class A1, 5.358% 12/10/49	712	739
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
sequential payer:
Series 2007-GG11:
Class A2, 5.597% 12/10/49	$ 2,536	$ 2,678
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,687	3,862
Series 2006-GG7:
Class A3, 5.8883% 7/10/38 (f)	3,342	3,629
Class A4, 5.8883% 7/10/38 (f)	10,980	11,954
GS Mortgage Securities Corp. II:
floater Series 2006-FL8A:
Class C, 0.5353% 6/6/20 (b)(f)	64	58
Class D, 0.5753% 6/6/20 (b)(f)	302	261
Class E, 0.6653% 6/6/20 (b)(f)	351	295
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	393	408
Series 2006-GG6 Class A2, 5.506% 4/10/38	6,668	6,769
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,902	1,951
Series 2007-GG10:
Class A1, 5.69% 8/10/45	213	220
Class A2, 5.778% 8/10/45	604	628
Class A4, 5.8077% 8/10/45 (f)	603	623
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.4059% 11/15/18 (b)(f)	5,000	4,200
Class B, 0.4459% 11/15/18 (b)(f)	935	654
Class C, 0.4859% 11/15/18 (b)(f)	664	439
Class D, 0.5059% 11/15/18 (b)(f)	39	22
Class E, 0.5559% 11/15/18 (b)(f)	58	32
Class F, 0.6059% 11/15/18 (b)(f)	86	45
Class G, 0.6359% 11/15/18 (b)(f)	75	38
Class H, 0.7759% 11/15/18 (b)(f)	58	25
sequential payer:
Series 2006-CB14 Class A3B, 5.4835% 12/12/44 (f)	3,771	4,024
Series 2006-CB15 Class A3, 5.819% 6/12/43 (f)	1,909	2,030
Series 2006-LDP8 Class A4, 5.399% 5/15/45	808	867
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (f)	602	642
Class A3, 5.336% 5/15/47	529	551
Series 2007-CB19 Class A4, 5.7461% 2/12/49 (f)	17,057	17,889
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (f)	3,560	3,723
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-LDP10 Class A1, 5.122% 1/15/49	$ 42	$ 42
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,490	3,569
Series 2004-LDP4 Class D, 5.1488% 10/15/42 (f)	1,141	528
Series 2005-CB13 Class E, 5.3519% 1/12/43 (b)(f)	642	59
Series 2006-CB17 Class A3, 5.45% 12/12/43	361	380
Series 2007-CB19:
Class B, 5.7461% 2/12/49 (f)	108	33
Class C, 5.7461% 2/12/49 (f)	283	88
Class D, 5.7461% 2/12/49 (f)	298	88
Series 2007-LDP10 Class ES, 5.541% 1/15/49 (b)(f)	656	46
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (b)	523	528
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.9499% 7/15/44 (f)	3,327	3,442
Series 1998-C1 Class D, 6.98% 2/18/30	473	476
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	225	229
Series 2001-C3 Class A1, 6.058% 6/15/20	6	6
Series 2006-C1 Class A2, 5.084% 2/15/31	552	557
Series 2006-C3 Class A1, 5.478% 3/15/32	28	28
Series 2006-C6:
Class A1, 5.23% 9/15/39	130	130
Class A2, 5.262% 9/15/39 (f)	2,213	2,270
Series 2006-C7:
Class A1, 5.279% 11/15/38	725	738
Class A2, 5.3% 11/15/38	1,395	1,439
Class A3, 5.347% 11/15/38	945	1,002
Series 2007-C1:
Class A1, 5.391% 2/15/40 (f)	85	86
Class A3, 5.398% 2/15/40	5,000	5,301
Class A4, 5.424% 2/15/40	1,163	1,221
Series 2007-C2 Class A3, 5.43% 2/15/40	611	629
Series 2000-C5 Class E, 7.29% 12/15/32	89	89
Series 2001-C3 Class B, 6.512% 6/15/36	2,451	2,534
Series 2001-C7 Class D, 6.514% 11/15/33	1,395	1,409
Series 2004-C4 Class A2, 4.567% 6/15/29 (f)	82	83
Series 2007-C1:
Class C, 5.533% 2/15/40 (f)	2,790	618
Class D, 5.563% 2/15/40 (f)	507	90
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2007-C1:
Class E, 5.582% 2/15/40 (f)	$ 254	$ 39
Series 2007-C6 Class A4, 5.858% 7/15/40 (f)	1,584	1,634
Series 2007-C7 Class A3, 5.866% 9/15/45	4,146	4,344
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (b)	363	370
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5059% 9/15/21 (b)(f)	406	311
Class E, 0.5659% 9/15/21 (b)(f)	1,465	1,111
Merrill Lynch Mortgage Trust:
sequential payer Series 2007-C1 Class A1, 4.533% 6/12/50	168	170
Series 2005-CKI1 Class A3, 5.2324% 11/12/37 (f)	2,082	2,152
Series 2005-LC1 Class F, 5.3777% 1/12/44 (b)(f)	1,103	409
Series 2006-C1 Class A2, 5.6099% 5/12/39 (f)	1,788	1,886
Series 2007-C1 Class A4, 5.826% 6/12/50 (f)	4,800	5,146
Series 2008-C1 Class A4, 5.69% 2/12/51	2,707	2,870
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4625% 12/12/49 (f)	591	574
sequential payer:
Series 2006-1 CLass A3, 5.4664% 2/12/39 (f)	1,349	1,417
Series 2006-4:
Class A2, 5.112% 12/12/49 (f)	995	1,023
Class ASB, 5.133% 12/12/49 (f)	1,090	1,169
Series 2007-5:
Class A1, 4.275% 8/12/48	32	32
Class A3, 5.364% 8/12/48	495	507
Class A4, 5.378% 8/12/48	51	50
Class B, 5.479% 2/12/17	3,804	670
Series 2007-6:
Class A1, 5.175% 3/12/51	67	68
Class A4, 5.485% 3/12/51 (f)	2,000	1,993
Series 2007-7 Class A4, 5.7485% 6/12/50 (f)	4,438	4,461
Series 2007-8 Class A1, 4.622% 8/12/49	151	154
Series 2007-6 Class B, 5.635% 3/12/51 (f)	1,268	379
Series 2007-7 Class B, 5.75% 6/12/50	110	18
Series 2007-8 Class A3, 5.9564% 8/12/49 (f)	1,094	1,176
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class F, 0.592% 7/15/19 (b)(f)	$ 1,221	$ 1,111
Class G, 0.632% 7/15/19 (b)(f)	694	500
Series 2007-XLFA:
Class C, 0.432% 10/15/20 (b)(f)	728	309
Class MHRO, 0.962% 10/15/20 (b)(f)	174	35
Class MJPM, 1.272% 10/15/20 (b)(f)	51	38
Class MSTR, 0.972% 10/15/20 (b)(f)	95	19
Class NHRO, 1.162% 10/15/20 (b)(f)	267	37
Class NSTR, 1.122% 10/15/20 (b)(f)	87	12
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,883	1,951
Series 2006-HQ10 Class A1, 5.131% 11/12/41	198	200
Series 2006-T23 Class A1, 5.682% 8/12/41	371	377
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	138	140
Class A31, 5.439% 2/12/44 (f)	642	676
Series 2007-IQ13:
Class A1, 5.05% 3/15/44	144	147
Class A4, 5.364% 3/15/44	5,000	5,125
Series 2007-IQ14 Class A1, 5.38% 4/15/49	350	359
Series 2007-T25 Class A2, 5.507% 11/12/49	2,691	2,938
Series 2006-HQ8 Class A3, 5.4379% 3/12/44 (f)	1,967	2,017
Series 2006-HQ9 Class B, 5.832% 7/12/44 (f)	1,882	1,393
Series 2006-IQ11:
Class A3, 5.7325% 10/15/42 (f)	2,104	2,245
Class A4, 5.7685% 10/15/42 (f)	380	423
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,268	317
Series 2006-T23 Class A3, 5.8072% 8/12/41 (f)	647	697
Series 2007-HQ11 Class B, 5.538% 2/20/44 (f)	2,299	828
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (f)	1,902	1,931
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	13	13
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	387	387
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	142	148
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (b)	1,078	1,099
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A Class E, 0.5519% 9/15/21 (b)(f)	$ 252	$ 150
Series 2007-WHL8:
Class AP1, 0.9759% 6/15/20 (b)(f)	17	10
Class AP2, 1.0759% 6/15/20 (b)(f)	30	15
Class F, 0.7559% 6/15/20 (b)(f)	583	146
Class LXR1, 0.9759% 6/15/20 (b)(f)	156	94
Class LXR2, 1.0759% 6/15/20 (b)(f)	398	199
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	74	74
Series 2003-C7 Class A1, 4.241% 10/15/35 (b)	1,961	1,977
Series 2003-C8 Class A3, 4.445% 11/15/35	5,522	5,648
Series 2006-C24 Class A2, 5.506% 3/15/45	736	743
Series 2006-C27 Class A2, 5.624% 7/15/45	1,133	1,161
Series 2006-C29 Class A3, 5.313% 11/15/48	3,368	3,586
Series 2007-C30:
Class A1, 5.031% 12/15/43	87	88
Class A3, 5.246% 12/15/43	1,089	1,099
Class A4, 5.305% 12/15/43	373	372
Class A5, 5.342% 12/15/43	1,357	1,322
Series 2007-C31:
Class A1, 5.14% 4/15/47	63	64
Class A4, 5.509% 4/15/47	7,866	7,781
Series 2007-C32:
Class A2, 5.735% 6/15/49 (f)	9,622	10,012
Class A3, 5.74% 6/15/49 (f)	7,152	7,124
Series 2003-C6 Class G, 5.125% 8/15/35 (b)(f)	602	568
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (b)(f)	975	907
Class 180B, 5.3979% 10/15/41 (b)(f)	444	400
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	1,037
Series 2005-C22:
Class B, 5.3598% 12/15/44 (f)	2,812	1,932
Class F, 5.3598% 12/15/44 (b)(f)	2,115	845
Series 2006-C23 Class A5, 5.416% 1/15/45 (f)	7,395	8,039
Series 2006-C25 Class AM, 5.7384% 5/15/43 (f)	664	616
Series 2006-C29 Class E, 5.516% 11/15/48 (f)	1,268	393
Series 2007-C30 Class C, 5.483% 12/15/43 (f)	3,804	632
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31 Class C, 5.6935% 4/15/47 (f)	$ 348	$ 74
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.902% 2/15/51 (f)	839	850
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $316,520)		401,079
Municipal Securities - 0.3%

California Gen. Oblig.:
5.25% 4/1/14	5,000	5,304
7.55% 4/1/39	15,000	17,039
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15	7,460	7,609
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	1,085
TOTAL MUNICIPAL SECURITIES (Cost $28,954)		31,037
Foreign Government and Government Agency Obligations - 1.1%

Brazilian Federative Republic:
4.875% 1/22/21	4,045	4,338
5.625% 1/7/41	13,000	14,040
Canadian Government 2.375% 9/10/14	3,000	3,142
Chilean Republic 7.125% 1/11/12	3,016	3,246
Italian Republic:
2.125% 10/5/12	2,000	2,018
3.125% 1/26/15	16,000	16,390
Ontario Province:
1.875% 11/19/12	2,000	2,046
4% 10/7/19	15,000	16,318
4.1% 6/16/14	15,000	16,502
Quebec Province 3.5% 7/29/20	20,000	20,722
United Mexican States:
5.125% 1/15/20	15,000	16,275
6.05% 1/11/40	6,000	6,825
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $113,618)		121,862
Supranational Obligations - 1.3%
	Principal Amount (000s)	Value (000s)
African Development Bank:
1.75% 10/1/12	$ 1,000	$ 1,022
euro 3% 5/27/14	5,000	5,328
Asian Development Bank 2.75% 5/21/14	30,000	31,699
Corporacion Andina de Fomento:
5.2% 5/21/13	240	258
6.875% 3/15/12	390	419
8.125% 6/4/19	2,000	2,540
European Bank for Reconstruction and Development 1.25% 6/10/11	1,500	1,510
European Investment Bank:
1.75% 9/14/12	4,000	4,089
2.875% 1/15/15	5,000	5,295
3.125% 6/4/14	72,000	76,859
Inter-American Development Bank:
euro 1.75% 10/22/12	5,000	5,108
3.875% 9/17/19	5,000	5,552
International Bank for Reconstruction & Development 1.75% 7/15/13	4,000	4,110
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $134,669)		143,789
Certificates of Deposit - 3.5%

Credit Agricole CIB yankee 0.6% 11/1/10	100,000	100,052
Intesa Sanpaolo SpA New York Branch yankee 0.61% 10/19/10	100,000	100,041
Natexis Banques Populaires New York Branch yankee 0.6% 10/21/10	100,000	100,042
UniCredito Italiano SpA New York Branch yankee 0.75% 10/19/10	100,000	100,061
TOTAL CERTIFICATES OF DEPOSIT (Cost $400,000)		400,196
Preferred Securities - 0.0%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (f)	$ 1,042	$ 871
MUFG Capital Finance 1 Ltd. 6.346% (f)	1,725	1,731
TOTAL PREFERRED SECURITIES (Cost $1,548)		2,602
Cash Equivalents - 7.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.25%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) # (Cost $851,960)	$ 851,966	851,960
TOTAL INVESTMENT PORTFOLIO - 109.8% (Cost $11,851,378)		12,575,425
NET OTHER ASSETS (LIABILITIES) - (9.8)%		(1,123,593)
NET ASSETS - 100%		$ 11,451,832
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $46,360,000 or 0.4% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $170,938,000 or 1.5% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$851,960,000 due 9/01/10 at 0.25%
Banc of America Securities LLC	$ 66,329
Bank of America NA	99,560
Barclays Capital, Inc.	199,119
Goldman, Sachs & Co.	33,187
Merrill Lynch Government Securities, Inc.	59,736
Mizuho Securities USA, Inc.	265,491
Morgan Stanley & Co., Inc.	128,538
$ 851,960
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,007,658	$ -	$ 2,007,658	$ -
U.S. Government and Government Agency Obligations	4,671,989	-	4,671,989	-
U.S. Government Agency - Mortgage Securities	3,884,357	-	3,884,357	-
Asset-Backed Securities	46,774	-	45,628	1,146
Collateralized Mortgage Obligations	12,122	-	12,122	-
Commercial Mortgage Securities	401,079	-	389,663	11,416
Municipal Securities	31,037	-	31,037	-
Foreign Government and Government Agency Obligations	121,862	-	121,862	-
Supranational Obligations	143,789	-	143,789	-
Certificates of Deposit	400,196	-	400,196	-
Preferred Securities	2,602	-	2,602	-
Cash Equivalents	851,960	-	851,960	-
Total Investments in Securities:	$ 12,575,425	$ -	$ 12,562,863	$ 12,562
Other Financial Instruments:
Forward Commitments	$ (145)	$ -	$ (145)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 9,597
Total Realized Gain (Loss)	816
Total Unrealized Gain (Loss)	2,339
Cost of Purchases	-
Proceeds of Sales	(2,133)
Amortization/Accretion	535
Transfers in to Level 3	7,561
Transfers out of Level 3	(6,153)
Ending Balance	$ 12,562
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 2,428

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $851,960) - See accompanying schedule: Unaffiliated issuers (cost $11,851,378)		$ 12,575,425
Commitment to sell securities on a delayed delivery basis	$ (106,323)
Receivable for securities sold on a delayed delivery basis	106,178	(145)
Receivable for investments sold, regular delivery		102,989
Receivable for fund shares sold		34,643
Interest receivable		70,182
Receivable from investment adviser for expense reductions		236
Other receivables		33
Total assets		12,783,363

Liabilities
Payable to custodian bank	$ 7
Payable for investments purchased Regular delivery	358,815
Delayed delivery	946,503
Payable for fund shares redeemed	22,324
Distributions payable	599
Accrued management fee	2,054
Other affiliated payables	1,196
Other payables and accrued expenses	33
Total liabilities		1,331,531

Net Assets		$ 11,451,832
Net Assets consist of:
Paid in capital		$ 10,779,310
Undistributed net investment income		5,805
Accumulated undistributed net realized gain (loss) on investments		(57,185)
Net unrealized appreciation (depreciation) on investments		723,902
Net Assets		$ 11,451,832

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2010

U.S. Bond Index: Net Asset Value, offering price and redemption price per share ($11,354,798 ÷ 973,263 shares)	$ 11.67

Class F: Net Asset Value, offering price and redemption price per share ($97,034 ÷ 8,318 shares)	$ 11.67

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2010

Investment Income
Dividends		$ 174
Interest		386,695
Total income		386,869

Expenses
Management fee	$ 23,361
Transfer agent fees	14,319
Independent trustees' compensation	37
Miscellaneous	42
Total expenses before reductions	37,759
Expense reductions	(3,723)	34,036
Net investment income		352,833
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		152,062
Change in net unrealized appreciation (depreciation) on: Investment securities	416,182
Delayed delivery commitments	854
Total change in net unrealized appreciation (depreciation)		417,036
Net gain (loss)		569,098
Net increase (decrease) in net assets resulting from operations		$ 921,931

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 352,833	$ 387,142
Net realized gain (loss)	152,062	(180,518)
Change in net unrealized appreciation (depreciation)	417,036	462,972
Net increase (decrease) in net assets resulting from operations	921,931	669,596
Distributions to shareholders from net investment income	(346,700)	(389,496)
Share transactions - net increase (decrease)	595,550	1,046,924
Total increase (decrease) in net assets	1,170,781	1,327,024

Net Assets
Beginning of period	10,281,051	8,954,027
End of period (including undistributed net investment income of $5,805 and undistributed net investment income of $6,101, respectively)	$ 11,451,832	$ 10,281,051

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - U.S. Bond Index

Years ended August 31,	2010	2009	2008	2007	2006 I	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.73	$ 10.76	$ 10.82	$ 10.87	$ 11.08
Income from Investment Operations
Net investment income C	.373	.445	.503	.537	.266	.473
Net realized and unrealized gain (loss)	.613	.325	(.012)	(.078)	(.067)	(.183)
Total from investment operations	.986	.770	.491	.459	.199	.290
Distributions from net investment income	(.366)	(.450)	(.521)	(.519)	(.249)	(.460)
Distributions from net realized gain	-	-	-	-	-	(.040)
Total distributions	(.366)	(.450)	(.521)	(.519)	(.249)	(.500)
Net asset value, end of period	$ 11.67	$ 11.05	$ 10.73	$ 10.76	$ 10.82	$ 10.87
Total Return B	9.10%	7.39%	4.61%	4.31%	1.89%	2.67%
Ratios to Average Net Assets D, F
Expenses before reductions	.36%	.45%	.48%	.49%	.50% A	.51%
Expenses net of fee waivers, if any	.32%	.32%	.32%	.32%	.32% A	.32%
Expenses net of all reductions	.32%	.32%	.32%	.31%	.31% A	.31%
Net investment income	3.32%	4.16%	4.64%	4.96%	4.94% A	4.31%
Supplemental Data
Net assets, end of period (in millions)	$ 11,355	$ 10,281	$ 8,954	$ 7,687	$ 6,129	$ 5,784
Portfolio turnover rate E	165%	231% H	151%	174% H	82% A	108%

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the period ended February 28.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

I For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Year ended August 31,	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.12
Income from Investment Operations
Net investment income D	.359
Net realized and unrealized gain (loss)	.542
Total from investment operations	.901
Distributions from net investment income	(.351)
Net asset value, end of period	$ 11.67
Total Return B, C	8.26%
Ratios to Average Net Assets F
Expenses before reductions	.22% A
Expenses net of fee waivers, if any	.22% A
Expenses net of all reductions	.22% A
Net investment income	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 97
Portfolio turnover rate	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 24, 2009 (commencement of sale of shares) to August 31, 2010.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity U.S. Bond Index Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

In May 2009, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class F shares and the existing class was designated U.S. Bond Index on September 24, 2009. The Fund offers U.S. Bond Index and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligations and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

2. Significant Accounting Policies - continued

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 734,725
Gross unrealized depreciation	(4,115)
Net unrealized appreciation (depreciation)	$ 730,610

Tax Cost	$ 11,844,815

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$ 54,883
Net unrealized appreciation (depreciation)	$ 732,592

The tax character of distributions paid was as follows:

	August 31, 2010	August 31, 2009
Ordinary Income	$ 346,700	$ 389,496

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or

Annual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $554,497 and $509,525, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .22% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each class, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
U.S. Bond Index	$ 14,319.14

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $42 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $153.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
U.S. Bond Index	.32%	$ 3,722

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2010 A	2009
From net investment income
U.S. Bond Index	$ 345,387	$ 389,496
Class F	1,313	-
Total	$ 346,700	$ 389,496

A Distributions for Class F are for the period September 24, 2009 (commencement of sale of shares) to August 31, 2010.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2010 A	2009	2010 A	2009
U.S. Bond Index
Shares sold	374,729	426,403	$ 4,216,268	$ 4,571,198
Reinvestment of distributions	29,929	35,527	337,209	380,390
Shares redeemed	(361,514)	(366,037)	(4,051,189)	(3,904,664)
Net increase (decrease)	43,144	95,893	$ 502,288	$ 1,046,924
Class F
Shares sold	9,818	-	$ 110,320	$ -
Reinvestment of distributions	115	-	1,313	-
Shares redeemed	(1,615)	-	(18,371)	-
Net increase (decrease)	8,318	-	$ 93,262	$ -

A Share transactions for Class F are for the period September 24, 2009 (commencement of sale of shares) to August 31, 2010.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity U.S. Bond Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity U.S. Bond Index Fund (a fund of Fidelity Fixed-Income Trust) at August 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity U.S. Bond Index Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 19, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003- 2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009- present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009- present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008- present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity U.S. Bond Index Fund voted to pay on October 18, 2010 to shareholders of record at the opening of business on October 15, 2010 a distribution of $0.058 per share derived from capital gains realized from sales of portfolio securities.

A total of 20.83% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $210,840,612 of distributions paid during the period January 1, 2010 to August 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2010 $54,883,077, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

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(U.K.) Inc.

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(Japan) Inc.

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Fidelity Distributors Corporation

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Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
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Automated line for quickest service

UBI-UANN-1010
1.790916.107

Fidelity®
U.S. Bond Index
Fund

Class F

Annual Report

August 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2010	Past 1 year	Past 5 years	Past 10 years
Class F A	9.19%	5.45%	6.24%

A The initial offering of Class F shares took place on September 24, 2009. Returns prior to September 24, 2009 are those of Fidelity U.S. Bond Index Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® U.S. Bond Index Fund - Class F on August 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period. The initial offering of Class F took place on September 24, 2009. See above for additional information regarding the performance of Class F.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable bonds generated strong results during the 12-month period ending August 31, 2010, as evidenced by the 9.18% advance of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade debt universe. Riskier segments of the market fared best overall, led by corporate bonds and asset-backed securities (ABS). These sectors were big beneficiaries of robust demand from investors seeking attractively priced, higher-yielding investments amid signs of economic stabilization during much of the period. The Barclays Capital U.S. Credit Bond Index rose 12.87% and the Barclays Capital U.S. Fixed-Rate ABS Index returned 10.53%. The Barclays Capital U.S. Treasury Bond Index advanced 8.13%, with most of the gain coming in the second half of the period. That's when investors began to return to the relative safety of U.S. government bonds, as the economic outlook became less certain and worries about inflation receded. Elsewhere, mortgage-backed securities (MBS), bolstered largely by government purchase programs, increased 6.97%, as measured by the Barclays Capital U.S. MBS Index. Government-backed agency securities lagged the broader MBS market, with the Barclays Capital U.S. Agency Bond Index gaining 5.82%. Agency securities initially were constrained by investors' diminished appetite for bonds with lower perceived credit risk, but later were helped by the Federal Reserve's purchases of agency debt.

Comments from Curtis Hollingsworth, Lead Portfolio Manager of Fidelity® U.S. Bond Index Fund: For the year, the fund's Class F shares gained 9.19%, about in line with the Barclays Capital U.S. Aggregate Bond Index. In keeping with the fund's investment objectives, our goal is to produce monthly returns, before expenses, that match as closely as possible the monthly total returns of the Barclays Capital U.S. Aggregate Bond Index. In other words, our goal is to minimize the tracking error - meaning performance variance - of the fund relative to its index. Investing in all of the 8,000 individual securities that make up the index would not be feasible, since many are not available for purchases on a typical day and trying to invest in all of them would diminish liquidity and increase transaction costs. We use a method known as "stratified sampling," whereby we invest in representative securities in order to construct a portfolio that approximately mirrors the structure of the index in terms of its sector weightings, maturity distribution and credit quality. In addition, we manage the portfolio so that it matches the index in terms of the overall sensitivity to changes in interest rates and yield curve. For the 12 months ending August 31, 2010, the annualized tracking error was 27 basis points.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
U.S. Bond Index	.32%
Actual		$ 1,000.00	$ 1,058.70	$ 1.66
Hypothetical A		$ 1,000.00	$ 1,023.59	$ 1.63
Class F	.22%
Actual		$ 1,000.00	$ 1,059.30	$ 1.14
Hypothetical A		$ 1,000.00	$ 1,024.10	$ 1.12

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
U.S. Government and U.S. Government Agency Obligations† 73.6%	U.S. Government and U.S. Government Agency Obligations† 70.8%
AAA 5.2%	AAA 5.3%
AA 3.5%	AA 2.9%
A 7.9%	A 7.9%
BBB 7.4%	BBB 7.9%
BB and Below 0.2%	BB and Below 0.2%
Not Rated 0.0%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 2.2%	Short-Term Investments and Net Other Assets 5.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2010
6 months ago
Years	5.5	5.7

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of August 31, 2010
6 months ago
Years	4.1	4.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2010*		As of February 28, 2010**
	Corporate Bonds 17.5%		Corporate Bonds 18.0%
	U.S. Government and U.S. Government Agency Obligations† 73.6%		U.S. Government and U.S. Government Agency Obligations† 70.8%
	Asset-Backed Securities 0.4%		Asset-Backed Securities 0.5%
	CMOs and Other Mortgage Related Securities 3.6%		CMOs and Other Mortgage Related Securities 3.6%
	Municipal Bonds 0.3%		Municipal Bonds 0.2%
	Other Investments 2.4%		Other Investments 1.9%
	Short-Term Investments and Net Other Assets 2.2%		Short-Term Investments and Net Other Assets 5.0%
* Foreign investments	5.6%	** Foreign investments	5.2%
† Includes FDIC Guaranteed Corporate Securities and Federal Financing Bank Supported Student Loan Short-Term Notes.

Annual Report

Investments August 31, 2010

Showing Percentage of Net Assets

Nonconvertible Bonds - 17.5%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 5,542	$ 5,800
5.875% 3/15/11	2,058	2,113
		7,913
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,732
6.3% 3/1/38	7,045	9,141
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,168
5.3% 9/15/19	2,000	2,252
		16,293
Household Durables - 0.1%
Fortune Brands, Inc. 5.875% 1/15/36	10,000	10,138
Media - 0.9%
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	4,055
Comcast Cable Communications, Inc. 6.75% 1/30/11	506	518
Comcast Corp.:
4.95% 6/15/16	1,862	2,058
5.5% 3/15/11	378	387
5.7% 5/15/18	2,940	3,349
5.7% 7/1/19	8,500	9,664
6.4% 3/1/40	1,000	1,143
6.55% 7/1/39	3,000	3,479
COX Communications, Inc. 4.625% 6/1/13	4,425	4,757
News America Holdings, Inc. 7.75% 12/1/45	3,160	4,120
News America, Inc.:
5.3% 12/15/14	868	979
5.65% 8/15/20	1,000	1,142
6.15% 3/1/37	3,955	4,347
6.9% 3/1/19	2,110	2,573
6.9% 8/15/39	2,000	2,403
Thomson Reuters Corp. 4.7% 10/15/19	4,000	4,430
Time Warner Cable, Inc.:
5.4% 7/2/12	2,421	2,598
5.85% 5/1/17	5,801	6,618
6.2% 7/1/13	2,302	2,593
6.75% 7/1/18	1,162	1,387
7.3% 7/1/38	4,000	4,949
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.: - continued
8.75% 2/14/19	$ 2,368	$ 3,107
Time Warner, Inc.:
3.15% 7/15/15	5,000	5,140
5.875% 11/15/16	2,131	2,474
6.5% 11/15/36	5,724	6,474
Viacom, Inc.:
4.375% 9/15/14	2,000	2,164
5.625% 9/15/19	1,000	1,153
6.125% 10/5/17	5,420	6,357
6.75% 10/5/37	1,865	2,217
Walt Disney Co. 5.5% 3/15/19	2,000	2,401
		99,036
Multiline Retail - 0.0%
Nordstrom, Inc. 4.75% 5/1/20	2,000	2,134
Target Corp. 3.875% 7/15/20	3,000	3,147
		5,281
Specialty Retail - 0.1%
Lowe's Companies, Inc.:
4.625% 4/15/20	2,000	2,244
5.8% 4/15/40	2,000	2,332
Staples, Inc. 9.75% 1/15/14	10,000	12,416
		16,992
TOTAL CONSUMER DISCRETIONARY		155,653
CONSUMER STAPLES - 1.3%
Beverages - 0.1%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	2,073	2,474
Diageo Capital PLC:
5.2% 1/30/13	1,028	1,122
5.75% 10/23/17	5,185	6,088
PepsiCo, Inc. 7.9% 11/1/18	6,000	8,030
		17,714
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
6.125% 9/15/39	1,000	1,126
6.302% 6/1/37 (f)	5,809	5,330
Kroger Co. 3.9% 10/1/15	9,000	9,734
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Safeway, Inc. 5% 8/15/19	$ 1,000	$ 1,104
Wal-Mart Stores, Inc.:
3.2% 5/15/14	10,000	10,669
5.625% 4/1/40	2,000	2,326
6.5% 8/15/37	8,275	10,689
		40,978
Food Products - 0.4%
ConAgra Foods, Inc. 5.875% 4/15/14	4,000	4,589
General Mills, Inc. 5.65% 2/15/19	13,501	15,933
Kellogg Co. 4.45% 5/30/16	2,000	2,241
Kraft Foods, Inc.:
5.625% 11/1/11	3,626	3,820
6% 2/11/13	7,895	8,761
6.125% 2/1/18	5,497	6,433
6.75% 2/19/14	535	621
6.875% 2/1/38	3,250	4,018
		46,416
Household Products - 0.0%
Procter & Gamble Co. 3.15% 9/1/15	4,500	4,838
Tobacco - 0.4%
Altria Group, Inc. 9.7% 11/10/18	6,065	8,027
Philip Morris International, Inc.:
4.5% 3/26/20	2,000	2,183
4.875% 5/16/13	8,937	9,772
5.65% 5/16/18	6,789	7,908
6.375% 5/16/38	1,450	1,824
Reynolds American, Inc.:
6.75% 6/15/17	2,899	3,252
7.25% 6/15/37	7,220	7,691
		40,657
TOTAL CONSUMER STAPLES		150,603
ENERGY - 1.7%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,096
Halliburton Co.:
6.15% 9/15/19	2,000	2,370
7.45% 9/15/39	1,500	2,025
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Rowan Companies, Inc. 7.875% 8/1/19	$ 500	$ 582
Weatherford International Ltd.:
4.95% 10/15/13	1,726	1,867
5.15% 3/15/13	2,255	2,414
7% 3/15/38	5,580	6,222
		17,576
Oil, Gas & Consumable Fuels - 1.5%
Anadarko Petroleum Co. 6.2% 3/15/40	2,000	1,716
Anadarko Petroleum Corp.:
5.75% 6/15/14	5,000	5,076
6.45% 9/15/36	2,675	2,325
Apache Corp. 5.1% 9/1/40	3,000	3,103
Boardwalk Pipelines LP 5.75% 9/15/19	1,000	1,104
Canadian Natural Resources Ltd.:
5.15% 2/1/13	4,456	4,822
5.7% 5/15/17	1,148	1,325
Cenovus Energy, Inc. 6.75% 11/15/39	2,000	2,458
ConocoPhillips:
4.6% 1/15/15	3,000	3,366
5.75% 2/1/19	2,902	3,467
6.5% 2/1/39	7,529	9,628
Devon Energy Corp. 5.625% 1/15/14	2,321	2,606
Duke Energy Field Services 6.875% 2/1/11	2,291	2,345
El Paso Natural Gas Co. 5.95% 4/15/17	926	1,023
Enbridge Energy Partners LP:
5.875% 12/15/16	1,000	1,140
6.5% 4/15/18	1,000	1,180
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,861	3,244
Enterprise Products Operating LP:
4.6% 8/1/12	5,000	5,235
5.6% 10/15/14	1,937	2,164
5.65% 4/1/13	690	752
6.65% 4/15/18	2,000	2,354
7.55% 4/15/38	2,000	2,505
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,177
Kinder Morgan Energy Partners LP:
5% 12/15/13	5,000	5,401
6.55% 9/15/40	3,000	3,355
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,470
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc.:
5.05% 11/20/13	$ 3,809	$ 4,131
5.2% 3/10/15	900	988
5.875% 3/10/35	3,710	3,873
Petro-Canada:
6.05% 5/15/18	3,650	4,256
6.8% 5/15/38	8,445	10,168
Petrobras International Finance Co. Ltd. 7.875% 3/15/19	12,228	14,949
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,000	2,085
5.75% 1/15/20	1,000	1,105
6.125% 1/15/17	1,795	2,002
6.65% 1/15/37	2,795	3,065
Shell International Finance BV 1.875% 3/25/13	7,000	7,144
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,230
StatoilHydro ASA:
2.9% 10/15/14	1,500	1,566
5.1% 8/17/40	2,000	2,160
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	13,133
6.85% 6/1/39	2,000	2,429
Talisman Energy, Inc. 5.85% 2/1/37	5,000	5,238
TransCanada PipeLines Ltd.:
3.4% 6/1/15	1,000	1,057
6.35% 5/15/67 (f)	2,348	2,143
Valero Energy Corp. 6.625% 6/15/37	3,620	3,677
XTO Energy, Inc.:
5% 1/31/15	1,733	1,978
5.65% 4/1/16	1,189	1,414
5.9% 8/1/12	4,410	4,825
		173,957
TOTAL ENERGY		191,533
FINANCIALS - 6.6%
Capital Markets - 1.6%
Bear Stearns Companies, Inc.:
4.5% 10/28/10	1,816	1,828
5.3% 10/30/15	1,159	1,278
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Bear Stearns Companies, Inc.: - continued
6.95% 8/10/12	$ 1,338	$ 1,481
BlackRock, Inc. 6.25% 9/15/17	11,603	13,651
Goldman Sachs Group, Inc.:
3.625% 8/1/12	1,500	1,553
3.7% 8/1/15	2,000	2,025
5.25% 10/15/13	5,848	6,330
5.45% 11/1/12	3,733	4,001
5.625% 1/15/17	7,000	7,339
6.15% 4/1/18	1,951	2,132
6.75% 10/1/37	24,510	25,094
7.5% 2/15/19	1,741	2,032
JPMorgan Chase Capital XX 6.55% 9/29/36	14,550	14,505
Lazard Group LLC:
6.85% 6/15/17	3,804	4,050
7.125% 5/15/15	1,364	1,470
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	10,924	11,660
6.4% 8/28/17	3,140	3,386
6.875% 4/25/18	6,991	7,697
Morgan Stanley:
4.2% 11/20/14	7,250	7,466
4.75% 4/1/14	4,287	4,416
5.25% 11/2/12	242	257
5.45% 1/9/17	236	248
5.625% 9/23/19	2,000	2,037
5.95% 12/28/17	5,745	6,110
6% 5/13/14	3,000	3,270
6% 4/28/15	5,666	6,178
6.625% 4/1/18	5,055	5,557
7.3% 5/13/19	3,000	3,412
Northern Trust Corp. 5.5% 8/15/13	2,607	2,924
Royal Bank of Scotland PLC 4.875% 3/16/15	5,000	5,219
State Street Corp. 4.3% 5/30/14	1,940	2,131
The Bank of New York, Inc.:
4.3% 5/15/14	6,000	6,562
4.95% 11/1/12	3,828	4,144
5.45% 5/15/19	2,000	2,337
UBS AG Stamford Branch:
3.875% 1/15/15	2,000	2,067
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
UBS AG Stamford Branch: - continued
5.75% 4/25/18	$ 1,700	$ 1,910
5.875% 12/20/17	3,500	3,952
		181,709
Commercial Banks - 1.3%
American Express Bank FSB:
5.5% 4/16/13	4,052	4,406
6% 9/13/17	615	700
Bank of America NA:
5.3% 3/15/17	3,500	3,586
6% 10/15/36	2,419	2,464
Bank of Nova Scotia 2.25% 1/22/13	2,000	2,051
Barclays Bank PLC:
5% 9/22/16	800	869
5.2% 7/10/14	2,000	2,200
BB&T Capital Trust IV 6.82% 6/12/77 (f)	3,510	3,405
BB&T Corp. 6.5% 8/1/11	1,231	1,292
Credit Suisse New York Branch:
5% 5/15/13	9,285	10,046
6% 2/15/18	15,651	17,069
European Investment Bank 1.625% 3/15/13	3,000	3,059
Export-Import Bank of Korea:
5.125% 2/14/11	2,892	2,937
5.5% 10/17/12	2,235	2,382
Fifth Third Bancorp:
4.5% 6/1/18	122	121
8.25% 3/1/38	2,079	2,478
HSBC Holdings PLC 6.5% 9/15/37	10,000	11,554
JPMorgan Chase Bank 6% 10/1/17	7,075	7,982
KeyBank NA:
5.8% 7/1/14	1,109	1,211
7% 2/1/11	1,113	1,138
Korea Development Bank 4.625% 9/16/10	1,816	1,819
PNC Funding Corp. 6.7% 6/10/19	2,500	2,979
Royal Bank of Canada 2.625% 12/15/15	3,000	3,091
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (b)(f)	2,905	2,800
UnionBanCal Corp. 5.25% 12/16/13	656	710
U.S. Bancorp 3.15% 3/4/15	5,000	5,213
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Bank NA:
4.875% 2/1/15	$ 1,394	$ 1,499
6.6% 1/15/38	10,000	11,364
Wachovia Corp.:
5.5% 5/1/13	14,000	15,369
5.625% 10/15/16	3,367	3,715
5.75% 6/15/17	2,905	3,261
Wells Fargo & Co. 5.625% 12/11/17	5,972	6,745
Westpac Banking Corp.:
2.25% 11/19/12	2,200	2,238
4.875% 11/19/19	1,100	1,171
		142,924
Consumer Finance - 0.9%
American Express Co.:
7.25% 5/20/14	1,500	1,745
8.15% 3/19/38	8,500	12,074
Capital One Bank USA NA 8.8% 7/15/19	2,020	2,560
Capital One Financial Corp.:
5.7% 9/15/11	2,000	2,082
7.375% 5/23/14	5,000	5,826
Caterpillar Financial Services Corp. 2% 4/5/13	8,104	8,298
Discover Financial Services:
6.45% 6/12/17	2,263	2,415
10.25% 7/15/19	1,000	1,259
General Electric Capital Corp.:
3.5% 6/29/15	23,772	24,617
5.625% 9/15/17	7,044	7,781
5.625% 5/1/18	15,000	16,546
5.9% 5/13/14	6,228	7,042
6.375% 11/15/67 (f)	9,000	8,640
Household Finance Corp. 6.375% 10/15/11	1,842	1,946
HSBC Finance Corp.:
5.25% 1/14/11	1,296	1,316
5.25% 1/15/14	1,044	1,118
ORIX Corp. 5.48% 11/22/11	381	397
PACCAR Financial Corp. 1.95% 12/17/12	2,000	2,028
		107,690
Diversified Financial Services - 1.5%
Bank of America Corp. 5.75% 12/1/17	4,835	5,119
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
BB&T Corp. 3.85% 7/27/12	$ 1,000	$ 1,048
BNP Paribas US Medium-Term Note Program LLC 2.125% 12/21/12	2,000	2,034
BP Capital Markets PLC:
3.125% 3/10/12	4,000	4,007
3.875% 3/10/15	2,000	1,981
4.75% 3/10/19	1,000	982
Capital One Capital V 10.25% 8/15/39	2,000	2,160
Capital One Capital VI 8.875% 5/15/40	1,000	1,053
Citigroup, Inc.:
5.5% 4/11/13	13,899	14,757
6% 12/13/13	15,244	16,449
6.125% 5/15/18	5,731	6,187
6.5% 1/18/11	1,295	1,322
6.5% 8/19/13	6,095	6,666
8.125% 7/15/39	8,000	9,980
8.5% 5/22/19	2,000	2,447
CME Group, Inc. 5.75% 2/15/14	501	568
Deutsche Bank AG London Branch:
3.45% 3/30/15	2,000	2,083
3.875% 8/18/14	5,000	5,328
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	10,200
6.375% 5/15/38	7,218	9,186
JPMorgan Chase & Co.:
3.7% 1/20/15	5,000	5,229
4.65% 6/1/14	4,000	4,353
4.891% 9/1/15 (f)	2,703	2,688
6.3% 4/23/19	10,000	11,500
Kreditanstalt fuer Wiederaufbau:
1.875% 1/14/13	3,100	3,180
4% 1/27/20	3,000	3,313
4.875% 6/17/19	25,000	29,326
National Rural Utils. Coop. Finance Corp.:
2.625% 9/16/12	3,000	3,096
3.875% 9/16/15	4,000	4,320
TECO Finance, Inc. 4% 3/15/16	2,875	3,008
		173,570
Insurance - 0.6%
Ace INA Holdings, Inc. 5.9% 6/15/19	3,000	3,460
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Allstate Corp.:
6.2% 5/16/14	$ 3,000	$ 3,486
7.45% 5/16/19	3,000	3,706
American International Group, Inc.:
5.05% 10/1/15	3,000	2,936
5.85% 1/16/18	2,000	1,930
8.25% 8/15/18	4,000	4,320
Assurant, Inc. 5.625% 2/15/14	1,894	2,021
Axis Capital Holdings Ltd. 5.75% 12/1/14	553	594
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	5,651
MetLife, Inc.:
5% 6/15/15	1,153	1,264
6.125% 12/1/11	981	1,038
7.717% 2/15/19	9,000	11,291
Prudential Financial, Inc.:
5.15% 1/15/13	2,146	2,295
5.4% 6/13/35	447	440
5.5% 3/15/16	421	460
5.7% 12/14/36	380	389
6.2% 1/15/15	1,340	1,506
7.375% 6/15/19	3,000	3,652
8.875% 6/15/38 (f)	2,944	3,209
The Chubb Corp.:
5.75% 5/15/18	4,175	4,818
6.5% 5/15/38	3,510	4,313
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	9,964
		72,743
Real Estate Investment Trusts - 0.1%
AvalonBay Communities, Inc. 6.125% 11/1/12	527	578
Developers Diversified Realty Corp. 5.25% 4/15/11	2,410	2,417
HRPT Properties Trust:
5.75% 11/1/15	881	933
6.25% 6/15/17	1,221	1,281
6.65% 1/15/18	612	656
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,150
		7,015
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 5.75% 4/1/12	1,000	1,033
Digital Realty Trust LP 4.5% 7/15/15 (b)	2,000	2,025
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP:
5.4% 8/15/14	$ 5,172	$ 5,453
5.625% 8/15/11	2,929	2,993
5.95% 2/15/17	630	676
6.25% 5/15/13	1,000	1,081
6.5% 1/15/18	1,000	1,094
ERP Operating LP 5.5% 10/1/12	3,403	3,672
Liberty Property LP:
5.125% 3/2/15	840	888
5.5% 12/15/16	1,000	1,077
Mack-Cali Realty LP 7.75% 2/15/11	967	990
Regency Centers LP:
5.25% 8/1/15	2,113	2,262
5.875% 6/15/17	1,046	1,134
Tanger Properties LP:
6.125% 6/1/20	4,408	4,851
6.15% 11/15/15	24	27
		29,256
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp.:
3.7% 9/1/15	1,460	1,457
5.65% 5/1/18	8,539	8,879
6.5% 8/1/16	15,000	16,766
Countrywide Financial Corp. 5.8% 6/7/12	5,839	6,211
Independence Community Bank Corp. 4.9% 9/23/10	1,680	1,683
U.S. Central Federal Credit Union:
1.25% 10/19/11	1,500	1,513
1.9% 10/19/12	1,500	1,538
		38,047
TOTAL FINANCIALS		752,954
HEALTH CARE - 0.7%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17	2,928	3,506
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 4.5% 8/15/19	3,000	3,346
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Hospira, Inc. 6.4% 5/15/15	$ 2,000	$ 2,311
St. Jude Medical, Inc. 3.75% 7/15/14	1,000	1,076
		6,733
Health Care Providers & Services - 0.1%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,731	1,733
6.3% 8/15/14	3,584	3,822
Express Scripts, Inc.:
5.25% 6/15/12	2,000	2,134
6.25% 6/15/14	2,000	2,306
7.25% 6/15/19	2,000	2,521
		12,516
Pharmaceuticals - 0.5%
AstraZeneca PLC:
5.9% 9/15/17	4,505	5,447
6.45% 9/15/37	3,250	4,172
Bristol-Myers Squibb Co. 5.45% 5/1/18	2,905	3,455
Merck & Co., Inc.:
4% 6/30/15	3,000	3,313
5% 6/30/19	5,970	6,934
5.85% 6/30/39	1,000	1,232
Novartis Capital Corp. 4.125% 2/10/14	12,903	14,112
Pfizer, Inc.:
5.35% 3/15/15	4,000	4,612
6.2% 3/15/19	4,000	5,006
7.2% 3/15/39	3,000	4,202
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	949	1,104
Watson Pharmaceuticals, Inc.:
5% 8/15/14	1,000	1,098
6.125% 8/15/19	1,000	1,176
		55,863
TOTAL HEALTH CARE		78,618
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.2%
The Boeing Co.:
5% 3/15/14	3,000	3,374
6% 3/15/19	1,000	1,213
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.: - continued
6.875% 3/15/39	$ 1,000	$ 1,328
United Technologies Corp.:
4.5% 4/15/20	4,000	4,507
5.7% 4/15/40	2,000	2,362
6.125% 2/1/19	4,000	4,968
		17,752
Airlines - 0.1%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	177	178
Continental Airlines, Inc.:
6.648% 3/15/19	2,794	2,832
6.9% 7/2/19	809	831
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	335	344
7.57% 11/18/10	11,089	11,200
		15,385
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 5.5% 9/15/19	4,000	4,490
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
5.15% 10/15/10	2,504	2,517
5.45% 10/15/12	613	669
6% 10/15/17	2,902	3,453
6.55% 10/15/37	4,250	5,460
General Electric Co. 5.25% 12/6/17	18,540	20,802
		32,901
Machinery - 0.1%
Caterpillar, Inc. 5.3% 9/15/35	7,000	7,847
Deere & Co.:
4.375% 10/16/19	2,000	2,211
5.375% 10/16/29	1,000	1,136
		11,194
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,508
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
CSX Corp. 7.375% 2/1/19	$ 10,000	$ 12,643
Norfolk Southern Corp. 5.75% 1/15/16	10,000	11,593
		29,744
TOTAL INDUSTRIALS		111,466
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.2%
Cisco Systems, Inc.:
2.9% 11/17/14	3,000	3,177
4.45% 1/15/20	2,000	2,203
4.95% 2/15/19	3,479	3,979
5.9% 2/15/39	12,416	14,609
Nokia Corp.:
5.375% 5/15/19	1,000	1,104
6.625% 5/15/39	1,000	1,158
		26,230
Computers & Peripherals - 0.1%
Dell, Inc. 5.625% 4/15/14	2,000	2,266
Hewlett-Packard Co. 4.75% 6/2/14	8,300	9,307
		11,573
Electronic Equipment & Components - 0.1%
Agilent Technologies, Inc. 5.5% 9/14/15	1,000	1,120
Tyco Electronics Group SA:
5.95% 1/15/14	2,922	3,269
6% 10/1/12	3,840	4,156
6.55% 10/1/17	2,338	2,735
7.125% 10/1/37	2,475	3,024
		14,304
IT Services - 0.1%
International Business Machines Corp. 7.625% 10/15/18	13,000	17,391
Office Electronics - 0.1%
Xerox Corp.:
4.25% 2/15/15	1,000	1,065
5.5% 5/15/12	1,586	1,693
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - continued
Xerox Corp.: - continued
5.625% 12/15/19	$ 1,000	$ 1,111
8.25% 5/15/14	3,902	4,677
		8,546
Software - 0.2%
Microsoft Corp.:
2.95% 6/1/14	2,000	2,132
4.2% 6/1/19	2,000	2,245
Oracle Corp.:
5.375% 7/15/40 (b)	4,000	4,349
5.75% 4/15/18	7,400	8,857
		17,583
TOTAL INFORMATION TECHNOLOGY		95,627
MATERIALS - 0.8%
Chemicals - 0.4%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,069
Dow Chemical Co.:
4.85% 8/15/12	10,000	10,554
5.9% 2/15/15	2,500	2,768
7.6% 5/15/14	3,000	3,498
8.55% 5/15/19	3,000	3,763
9.4% 5/15/39	3,000	4,269
E.I. du Pont de Nemours & Co.:
3.25% 1/15/15	4,000	4,249
4.625% 1/15/20	3,000	3,338
Lubrizol Corp. 8.875% 2/1/19	919	1,181
Potash Corp. of Saskatchewan, Inc.:
3.75% 9/30/15	2,000	2,140
4.875% 3/30/20	1,500	1,620
Praxair, Inc. 3.25% 9/15/15	3,200	3,396
		41,845
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	1,996
Containers & Packaging - 0.1%
Bemis Co., Inc.:
5.65% 8/1/14	3,000	3,355
6.8% 8/1/19	3,000	3,592
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Containers & Packaging - continued
Pactiv Corp.:
5.875% 7/15/12	$ 1,697	$ 1,800
6.4% 1/15/18	1,732	1,796
		10,543
Metals & Mining - 0.3%
ArcelorMittal SA 9.85% 6/1/19	2,000	2,514
BHP Billiton Financial (USA) Ltd.:
5.125% 3/29/12	1,957	2,077
5.5% 4/1/14	2,500	2,813
6.5% 4/1/19	2,500	3,037
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,111
6.25% 10/1/39	1,600	1,831
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	3,233	3,599
6.5% 7/15/18	1,398	1,655
7.125% 7/15/28	2,000	2,497
Vale Overseas Ltd.:
5.625% 9/15/19	6,210	6,629
6.25% 1/23/17	9,395	10,534
		38,297
TOTAL MATERIALS		92,681
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.2%
AT&T Broadband Corp. 8.375% 3/15/13	2,560	2,974
AT&T, Inc.:
5.8% 2/15/19	4,000	4,718
6.3% 1/15/38	838	962
6.7% 11/15/13	1,162	1,346
BellSouth Capital Funding Corp. 7.875% 2/15/30	3,002	3,794
British Telecommunications PLC:
9.125% 12/15/30	4,515	6,202
9.375% 12/15/10 (a)	2,692	2,752
CenturyTel, Inc.:
6.15% 9/15/19	5,000	5,078
7.6% 9/15/39	2,500	2,436
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Financial BV:
5.25% 7/22/13	$ 2,425	$ 2,652
5.875% 8/20/13	10,000	11,123
6.75% 8/20/18	3,595	4,389
France Telecom SA 5.375% 7/8/19	4,000	4,608
SBC Communications, Inc.:
5.1% 9/15/14	2,149	2,416
5.875% 2/1/12	2,707	2,891
5.875% 8/15/12	968	1,056
6.15% 9/15/34	5,270	5,817
6.45% 6/15/34	11,795	13,398
Telecom Italia Capital SA:
4.95% 9/30/14	3,178	3,341
5.25% 10/1/15	4,571	4,867
6.999% 6/4/18	1,776	2,010
7.175% 6/18/19	6,000	6,917
Telefonica Emisiones SAU:
4.949% 1/15/15	3,000	3,239
5.877% 7/15/19	2,000	2,269
6.421% 6/20/16	1,151	1,327
7.045% 6/20/36	2,600	3,131
Verizon Communications, Inc.:
6.25% 4/1/37	3,121	3,568
6.35% 4/1/19	6,000	7,251
6.9% 4/15/38	6,025	7,460
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,485
Verizon New England, Inc. 6.5% 9/15/11	882	931
Verizon New York, Inc. 6.875% 4/1/12	2,628	2,840
		131,248
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV 6.125% 11/15/37	8,365	9,363
AT&T Wireless Services, Inc. 8.125% 5/1/12	10,000	11,156
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	4,500	4,862
5.875% 10/1/19	2,905	3,261
6.35% 3/15/40	1,000	1,104
Verizon Wireless Capital LLC:
5.55% 2/1/14	2,352	2,662
8.5% 11/15/18	3,486	4,703
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
3.375% 11/24/15	$ 1,000	$ 1,036
5% 12/16/13	2,275	2,487
5.45% 6/10/19	6,000	6,821
5.5% 6/15/11	2,735	2,834
		50,289
TOTAL TELECOMMUNICATION SERVICES		181,537
UTILITIES - 1.7%
Electric Utilities - 1.1%
AmerenUE 6.4% 6/15/17	2,959	3,468
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	4,074	4,448
8.875% 11/15/18	2,000	2,647
Commonwealth Edison Co.:
5.4% 12/15/11	6,418	6,766
5.8% 3/15/18	9,945	11,683
Duke Energy Carolinas LLC:
5.25% 1/15/18	4,355	5,033
6% 1/15/38	3,450	4,182
Duke Energy Corp. 3.95% 9/15/14	4,500	4,823
FirstEnergy Solutions Corp. 6.8% 8/15/39	3,500	3,601
FPL Group Capital, Inc. 7.875% 12/15/15	1,532	1,908
Illinois Power Co. 6.125% 11/15/17	3,364	3,881
Nevada Power Co. 6.5% 8/1/18	1,555	1,872
Northern States Power Co. 5.25% 3/1/18	10,500	12,171
Oncor Electric Delivery Co. 6.375% 5/1/12	2,705	2,917
Pacific Gas & Electric Co. 5.4% 1/15/40	4,000	4,406
PacifiCorp 6% 1/15/39	6,193	7,475
Pennsylvania Electric Co. 6.05% 9/1/17	757	857
Potomac Electric Power Co. 6.5% 11/15/37	3,806	4,869
PPL Capital Funding, Inc. 6.7% 3/30/67 (f)	688	645
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,873
6% 12/1/39	3,200	3,664
7.1% 3/1/11	3,353	3,457
Public Service Electric & Gas Co. 2.7% 5/1/15	2,000	2,081
Sierra Pacific Power Co. 5.45% 9/1/13	1,545	1,694
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Tampa Electric Co.:
6.15% 5/15/37	$ 6,260	$ 7,238
6.55% 5/15/36	5,500	6,612
Virginia Electric & Power Co. 5% 6/30/19	5,000	5,698
Wisconsin Electric Power Co. 6.25% 12/1/15	2,983	3,597
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,148
		124,714
Gas Utilities - 0.0%
EQT Corp. 8.125% 6/1/19	1,000	1,229
Southern Natural Gas Co. 5.9% 4/1/17 (b)	438	482
Texas Eastern Transmission Corp. 7.3% 12/1/10	3,071	3,118
		4,829
Independent Power Producers & Energy Traders - 0.1%
Duke Capital LLC 5.668% 8/15/14	2,036	2,268
Exelon Generation Co. LLC 5.35% 1/15/14	1,513	1,665
PPL Energy Supply LLC 6.5% 5/1/18	6,485	7,419
		11,352
Multi-Utilities - 0.5%
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,326
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,204
5.5% 12/1/39	2,500	2,763
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	1,002
4.75% 12/15/10	3,894	3,940
6.3% 9/30/66 (f)	1,000	940
7.5% 6/30/66 (f)	1,000	1,020
DTE Energy Co. 7.05% 6/1/11	974	1,017
KeySpan Corp. 7.625% 11/15/10	490	497
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	3,750	4,341
5.875% 10/1/12	2,893	3,149
6.5% 9/15/37	7,605	9,254
National Grid PLC 6.3% 8/1/16	1,463	1,715
NiSource Finance Corp.:
5.25% 9/15/17	835	904
5.4% 7/15/14	1,334	1,459
5.45% 9/15/20	5,111	5,477
6.4% 3/15/18	1,532	1,759
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
7.875% 11/15/10	$ 1,012	$ 1,025
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,012
Sempra Energy:
6% 10/15/39	1,000	1,148
6.5% 6/1/16	3,000	3,570
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	6,114	5,778
WPS Resources Corp. 6.11% 12/1/66 (f)	874	791
		56,091
TOTAL UTILITIES		196,986
TOTAL NONCONVERTIBLE BONDS (Cost $1,765,156)		2,007,658
U.S. Government and Government Agency Obligations - 40.8%

U.S. Government Agency Obligations - 7.1%
Fannie Mae:
0.625% 9/24/12	64,720	64,636
1% 4/4/12	41,600	41,903
1.25% 6/22/12	38,060	38,498
1.25% 8/20/13	19,924	20,114
1.75% 2/22/13	22,745	23,282
2% 1/9/12	3,050	3,113
2.5% 5/15/14	44,844	46,968
2.75% 3/13/14	63,630	67,302
3.625% 2/12/13	55,295	59,105
5% 2/16/12	13,565	14,443
Federal Farm Credit Bank 3% 9/22/14	50,000	53,350
Federal Home Loan Bank 1.625% 11/21/12	102,720	104,745
Freddie Mac:
1.125% 7/27/12	76,270	76,998
2.125% 3/23/12	17,776	18,211
3.75% 3/27/19	2,300	2,503
4.875% 6/13/18	98,230	115,114
6.75% 3/15/31	26,000	36,821
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Tennessee Valley Authority:
5.25% 9/15/39	$ 20,000	$ 23,846
5.375% 4/1/56	5,395	6,723
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		817,675
U.S. Treasury Obligations - 32.2%
U.S. Treasury Bills, yield at date of purchase 0.25% to 0.26% 8/25/11	124,093	123,809
U.S. Treasury Bonds:
3.5% 2/15/39	12,115	12,068
3.875% 8/15/40	32,000	34,080
4.25% 5/15/39	26,000	29,425
4.375% 2/15/38	11,000	12,751
4.375% 11/15/39	100	115
4.375% 5/15/40	8,000	9,246
4.5% 2/15/36	18,000	21,279
4.5% 5/15/38	15,000	17,742
4.5% 8/15/39	39,000	45,941
4.625% 2/15/40	21,500	25,837
4.75% 2/15/37	11,000	13,528
5% 5/15/37	11,000	14,049
5.375% 2/15/31	52,000	68,307
6.25% 5/15/30	94,000	135,639
8% 11/15/21	75,392	114,372
8.75% 5/15/17	8,000	11,508
8.875% 8/15/17	5,000	7,290
8.875% 2/15/19	7,000	10,633
9% 11/15/18	4,000	6,105
9.125% 5/15/18	3,000	4,565
U.S. Treasury Notes:
0.375% 8/31/12	78,000	77,835
0.625% 6/30/12	321,000	321,966
0.625% 7/31/12	83,000	83,253
0.75% 11/30/11	34,000	34,159
0.75% 5/31/12	12,000	12,062
1% 7/31/11	32,000	32,209
1% 8/31/11	32,000	32,222
1% 9/30/11	33,000	33,238
1% 10/31/11	35,000	35,263
1% 12/31/11	5,000	5,041
1% 4/30/12	36,000	36,332
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1% 7/15/13	$ 19,000	$ 19,166
1.25% 8/31/15	81,000	80,665
1.375% 10/15/12	9,100	9,266
1.5% 12/31/13	22,300	22,814
1.75% 1/31/14	19,700	20,302
1.75% 3/31/14	50,700	52,233
1.75% 7/31/15	53,000	54,114
1.875% 2/28/14	50,660	52,405
1.875% 4/30/14	23,821	24,638
1.875% 6/30/15	79,000	81,173
1.875% 8/31/17	18,000	17,941
2.125% 5/31/15	98,000	101,912
2.25% 5/31/14	25,170	26,389
2.375% 9/30/14	137,410	144,581
2.375% 2/28/15	32,434	34,117
2.375% 7/31/17	25,000	25,766
2.5% 3/31/13	18,030	18,915
2.5% 4/30/15	105,000	111,046
2.5% 6/30/17	83,000	86,320
2.625% 6/30/14	122,801	130,418
2.625% 7/31/14	28,000	29,743
2.625% 12/31/14	204,900	217,642
2.625% 2/29/16	13,600	14,387
2.625% 8/15/20	67,000	67,890
2.75% 11/30/16	25,000	26,467
3% 8/31/16	12,402	13,340
3% 9/30/16	22,000	23,650
3.125% 10/31/16	23,900	25,857
3.125% 5/15/19	14,260	15,196
3.25% 5/31/16	14,200	15,489
3.25% 12/31/16	25,000	27,193
3.375% 11/15/19	62,740	67,794
3.5% 2/15/18	25,000	27,619
3.5% 5/15/20	81,800	89,169
3.625% 8/15/19	48,000	52,954
3.625% 2/15/20	59,600	65,616
3.75% 11/15/18	40,000	44,809
3.875% 2/15/13	3,150	3,408
3.875% 5/15/18	20,000	22,619
4% 2/15/14	20,600	22,827
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4% 2/15/15	$ 9,600	$ 10,786
4% 8/15/18	22,000	25,073
4.125% 5/15/15	19,300	21,853
4.25% 8/15/13	5,600	6,188
4.25% 11/15/13	22,007	24,472
4.25% 11/15/14	6,580	7,444
4.25% 11/15/17	16,000	18,499
4.5% 9/30/11	11,000	11,495
4.5% 4/30/12	12,300	13,136
4.5% 5/15/17	13,000	15,178
4.625% 8/31/11	12,000	12,515
4.625% 7/31/12	8,700	9,397
4.625% 11/15/16	15,000	17,596
4.625% 2/15/17	14,000	16,419
4.75% 8/15/17	14,000	16,621
4.875% 7/31/11	11,000	11,460
5% 8/15/11	19,000	19,855
5.125% 5/15/16	13,100	15,670
TOTAL U.S. TREASURY OBLIGATIONS		3,683,376
Other Government Related - 1.5%
Citibank NA 1.875% 6/4/12 (FDIC Guaranteed) (c)	30,000	30,644
Citigroup Funding, Inc.:
2% 3/30/12 (FDIC Guaranteed) (c)	50,000	51,067
2.125% 7/12/12 (FDIC Guaranteed) (c)	52,060	53,512
General Electric Capital Corp. 2.125% 12/21/12 (FDIC Guaranteed) (c)	25,000	25,777
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (c)	9,504	9,938
TOTAL OTHER GOVERNMENT RELATED		170,938
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,427,650)		4,671,989
U.S. Government Agency - Mortgage Securities - 33.9%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 25.3%
4% 4/1/24 to 2/1/40	$ 197,188	$ 205,352
4% 9/1/25 (d)	61,000	64,060
4% 9/1/25 (d)	10,000	10,502
4% 9/1/25 (d)	16,000	16,802
4% 9/1/40 (d)	2,000	2,071
4% 9/1/40 (d)	7,000	7,250
4.5% 5/1/18 to 8/1/40	439,569	463,565
4.5% 9/1/25 (d)	38,500	40,732
4.5% 9/1/25 (d)	5,000	5,290
4.5% 9/1/40 (d)	18,000	18,904
4.5% 9/1/40 (d)	43,000	45,160
4.5% 9/1/40 (d)	99,500	104,498
4.5% 9/1/40 (d)	41,000	43,059
4.533% 11/1/34 (f)	8,771	9,296
5% 12/1/17 to 8/1/40	469,163	501,412
5% 9/1/25 (d)(e)	11,200	11,910
5% 9/1/25 (d)	2,000	2,127
5% 9/1/40 (d)(e)	101,500	107,788
5% 9/1/40 (d)	25,000	26,549
5.066% 11/1/34 (f)	37,757	39,975
5.5% 5/1/21 to 6/1/40	576,716	621,124
5.5% 9/1/25 (d)	1,000	1,076
5.5% 9/1/25 (d)	2,000	2,152
5.5% 9/1/40 (d)	7,000	7,484
6% 8/1/22 to 9/1/39	338,120	367,746
6% 9/1/40 (d)(e)	20,000	21,534
6% 9/1/40 (d)	5,000	5,384
6.5% 5/1/31 to 9/1/38	128,814	141,352
6.5% 9/1/40 (d)	2,000	2,177
6.5% 9/1/40 (d)	2,000	2,177
TOTAL FANNIE MAE		2,898,508
Freddie Mac - 2.3%
4.5% 6/1/25 to 7/1/25	16,707	17,676
4.857% 3/1/35 (f)	20,269	21,656
5% 4/1/23 to 4/1/40	49,162	52,621
5% 9/1/40 (d)	80,500	85,412
5.005% 12/1/35 (f)	12,672	13,210
5.055% 9/1/35 (f)	28,620	30,240
5.375% 3/1/36 (f)	13,361	13,831
5.5% 1/1/36	10,826	11,616
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.819% 9/1/37 (f)	$ 7,688	$ 8,078
6% 4/1/32	7,409	8,123
6% 9/1/40 (d)	5,700	6,127
11.75% 9/1/13	5	5
TOTAL FREDDIE MAC		268,595
Ginnie Mae - 6.3%
4% 8/15/39	669	699
4% 9/1/40 (d)	9,700	10,106
4% 9/1/40 (d)	1,000	1,042
4% 9/1/40 (d)	3,500	3,646
4% 9/1/40 (d)	1,000	1,042
4.5% 3/15/39 to 6/15/40	166,721	177,510
4.5% 9/1/40 (d)	9,000	9,555
4.5% 9/1/40 (d)	4,000	4,247
4.5% 9/1/40 (d)	26,000	27,603
5% 6/15/38 to 7/15/40	195,791	211,560
5% 9/1/40 (d)	21,000	22,567
5.5% 10/15/35 to 9/15/39	30,032	32,693
5.5% 8/1/40 (d)(e)	17,000	18,446
5.5% 9/1/40 (d)(e)	19,000	20,560
5.5% 9/1/40 (d)	60,000	64,927
6% 11/15/34 to 11/15/39	16,498	18,039
6% 9/1/40 (d)(e)	56,500	61,506
6.5% 1/15/32 to 2/15/39	25,691	28,212
6.5% 9/1/40 (d)	1,000	1,098
6.5% 9/1/40 (d)	2,000	2,196
TOTAL GINNIE MAE		717,254
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,757,377)		3,884,357
Asset-Backed Securities - 0.4%

AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	77	77
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	750	753
C-BASS Trust Series 2006-CB7 Class A2, 0.3238% 10/25/36 (f)	103	102
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	$ 4,870	$ 4,994
Capital One Multi-Asset Execution Trust:
Series 2008-A3 Class A3, 5.05% 2/15/16	5,000	5,504
Series 2009-A2 Class A2, 3.2% 4/15/14	1,000	1,020
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	619	636
Chase Issuance Trust:
Series 2008-9 Class A, 4.26% 5/15/13	4,900	5,029
Series 2008-A4 Class A4, 4.65% 3/15/15	5,000	5,452
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	5,000	5,169
Series 2009-A3 Class A3, 2.7% 6/24/13	1,000	1,017
Series 2009-A4 Class A4, 4.9% 6/23/16	1,000	1,121
Series 2009-A5 Class A5, 2.25% 12/23/14	6,000	6,168
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (b)	398	405
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	6,000	7,145
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	177	183
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (b)	1,414	1,131
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3538% 5/25/37 (f)	95	92
Series 2007-6 Class 2A1, 0.3238% 7/25/37 (f)	177	171
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4938% 12/25/36 (f)	377	15
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3338% 2/25/37 (f)	145	141
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	439	449
TOTAL ASSET-BACKED SECURITIES (Cost $44,645)		46,774
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0914% 12/10/49 (f)	1,268	1,354
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (f)	1,416	283
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7759% 7/16/34 (b)(f)	1,268	1,236
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (f)	$ 82	$ 84
Class A3, 5.447% 6/12/47 (f)	2,405	2,566
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	571	616
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (f)	5,429	5,804
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	179	179
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,281)		12,122
Commercial Mortgage Securities - 3.5%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7202% 5/10/45 (f)	1,480	1,593
Series 2006-4 Class A1, 5.363% 7/10/46 (f)	131	132
Series 2006-5:
Class A1, 5.185% 9/10/47	500	504
Class A2, 5.317% 9/10/47	4,894	5,127
Class A3, 5.39% 9/10/47	1,768	1,907
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,645
Series 2007-2 Class A1, 5.421% 4/10/49	164	168
Series 2007-4 Class A3, 5.811% 2/10/51 (f)	1,265	1,363
Series 2006-6 Class E, 5.619% 10/10/45 (b)	733	134
Series 2007-3:
Class A3, 5.6578% 6/10/49 (f)	2,118	2,269
Class A4, 5.6578% 6/10/49 (f)	2,643	2,660
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	2,777	2,893
Series 2004-2:
Class A3, 4.05% 11/10/38	1,398	1,416
Class A4, 4.153% 11/10/38	1,608	1,662
Series 2004-4 Class A3, 4.128% 7/10/42	79	79
Series 2005-1 Class A3, 4.877% 11/10/42	2,091	2,101
Series 2006-1 Class A1, 5.219% 9/10/45 (f)	474	476
Series 2007-1 Class A2, 5.381% 1/15/49	3,810	3,932
Series 2001-3 Class H, 6.562% 4/11/37 (b)	709	702
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
Series 2001-PB1:
Class J, 7.166% 5/11/35 (b)	$ 317	$ 305
Class K, 6.15% 5/11/35 (b)	590	532
Series 2005-3 Series A3B, 5.09% 7/10/43 (f)	3,939	4,210
Series 2005-6 Class A3, 5.1778% 9/10/47 (f)	2,282	2,357
Series 2007-1 Class B, 5.543% 1/15/49	763	250
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5859% 3/15/22 (b)(f)	545	447
Class D, 0.6359% 3/15/22 (b)(f)	552	431
Class E, 0.6759% 3/15/22 (b)(f)	456	342
Series 2006-BIX1 Class F, 0.5859% 10/15/19 (b)(f)	939	755
Bayview Commercial Asset Trust:
Series 2004-1 Class IO, 1.25% 4/25/34 (b)(g)	3,135	105
Series 2007-5A Class IO, 3.047% 10/25/37 (b)(f)(g)	7,144	772
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.5259% 3/15/22 (b)(f)	97	56
Class E, 0.5759% 3/15/22 (b)(f)	507	279
Class F, 0.6259% 3/15/22 (b)(f)	311	159
Class G, 0.6759% 3/15/22 (b)(f)	80	38
Class H, 0.8259% 3/15/22 (b)(f)	97	39
Class J, 0.9759% 3/15/22 (b)(f)	97	31
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	447	455
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,268	1,289
Series 2006-T24 Class A1, 4.905% 10/12/41 (f)	846	861
Series 2007-PW16 Class A4, 5.7172% 6/11/40 (f)	16,612	17,500
Series 2007-PW17 Class A1, 5.282% 6/11/50	343	350
Series 2007-T26 Class A1, 5.145% 1/12/45 (f)	332	340
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,475	4,743
Series 2006-T22 Class A4, 5.4623% 4/12/38 (f)	159	176
Series 2007-PW15 Class A1, 5.016% 2/11/44	162	166
Series 2007-PW16:
Class B, 5.7172% 6/11/40 (b)(f)	203	73
Class C, 5.7172% 6/11/40 (b)(f)	169	52
Class D, 5.7172% 6/11/40 (b)(f)	169	45
Series 2007-T28 Class A1, 5.422% 9/11/42	187	193
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (b)	1,490	1,606
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	$ 55	$ 55
Class F, 7.734% 1/15/32	275	274
Series 2001-245 Class A2, 6.275% 2/12/16 (b)(f)	1,260	1,280
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class F, 0.5819% 8/15/21 (b)(f)	453	397
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	10,097
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (b)	2,133	1,972
Series 2007-C6:
Class A1, 5.622% 12/10/49 (f)	1,245	1,268
Class A4, 5.6985% 12/10/49 (f)	9,950	10,589
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49	214	216
Class A2A, 5.237% 12/11/49	6,129	6,302
Class A4, 5.322% 12/11/49	2,212	2,254
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,234	1,305
Class C, 5.476% 12/11/49	2,387	668
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8179% 5/15/46 (f)	1,268	1,356
Series 2006-C1 Class B, 5.359% 8/15/48	3,804	533
COMM pass-thru certificates:
floater:
Series 2005-F10A Class C, 0.5459% 4/15/17 (b)(f)	1,020	836
Series 2005-FL11:
Class C, 0.5759% 11/15/17 (b)(f)	1,276	1,174
Class D, 0.6159% 11/15/17 (b)(f)	67	60
Class E, 0.6659% 11/15/17 (b)(f)	235	205
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (f)	19	19
Series 2006-C8 Class A3, 5.31% 12/10/46	3,613	3,765
Series 2007-C9 Class A4, 5.8157% 12/10/49 (f)	2,805	3,036
Series 2006-C8 Class B, 5.44% 12/10/46	2,196	685
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	6,558	6,804
Series 2006-C5 Class AJ, 5.373% 12/15/39	2,568	1,624
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C2:
Class A1, 5.269% 1/15/49	$ 25	$ 25
Class A2, 5.448% 1/15/49 (f)	9,580	9,822
Class A3, 5.542% 1/15/49 (f)	2,536	2,521
Series 2007-C3:
Class A1, 5.664% 6/15/39 (f)	5	5
Class A4, 5.7223% 6/15/39 (f)	10,213	10,138
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,217	7,709
Series 2007-C5 Class A4, 5.695% 9/15/40 (f)	1,148	1,146
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6259% 4/15/22 (b)(f)	4,524	1,810
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,268	1,326
Series 2004-C1:
Class A3, 4.321% 1/15/37	314	319
Class A4, 4.75% 1/15/37	590	615
Series 1998-C1 Class D, 7.17% 5/17/40	71	72
Series 1999-C1 Class E, 7.8879% 9/15/41 (f)	109	109
Series 2006-C1 Class A3, 5.5486% 2/15/39 (f)	6,695	7,247
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class B, 0.4259% 2/15/22 (b)(f)	480	322
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	73	74
Series 2007-C1 Class B, 5.487% 2/15/40 (b)(f)	1,938	233
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	452	457
Class G, 6.936% 3/15/33 (b)	834	834
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,264	13,282
Series 2005-C1 Class B, 4.846% 6/10/48 (f)	362	257
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.49% 11/5/21 (b)(f)	477	353
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	350	352
Series 2007-GG11:
Class A1, 5.358% 12/10/49	712	739
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
sequential payer:
Series 2007-GG11:
Class A2, 5.597% 12/10/49	$ 2,536	$ 2,678
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,687	3,862
Series 2006-GG7:
Class A3, 5.8883% 7/10/38 (f)	3,342	3,629
Class A4, 5.8883% 7/10/38 (f)	10,980	11,954
GS Mortgage Securities Corp. II:
floater Series 2006-FL8A:
Class C, 0.5353% 6/6/20 (b)(f)	64	58
Class D, 0.5753% 6/6/20 (b)(f)	302	261
Class E, 0.6653% 6/6/20 (b)(f)	351	295
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	393	408
Series 2006-GG6 Class A2, 5.506% 4/10/38	6,668	6,769
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,902	1,951
Series 2007-GG10:
Class A1, 5.69% 8/10/45	213	220
Class A2, 5.778% 8/10/45	604	628
Class A4, 5.8077% 8/10/45 (f)	603	623
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.4059% 11/15/18 (b)(f)	5,000	4,200
Class B, 0.4459% 11/15/18 (b)(f)	935	654
Class C, 0.4859% 11/15/18 (b)(f)	664	439
Class D, 0.5059% 11/15/18 (b)(f)	39	22
Class E, 0.5559% 11/15/18 (b)(f)	58	32
Class F, 0.6059% 11/15/18 (b)(f)	86	45
Class G, 0.6359% 11/15/18 (b)(f)	75	38
Class H, 0.7759% 11/15/18 (b)(f)	58	25
sequential payer:
Series 2006-CB14 Class A3B, 5.4835% 12/12/44 (f)	3,771	4,024
Series 2006-CB15 Class A3, 5.819% 6/12/43 (f)	1,909	2,030
Series 2006-LDP8 Class A4, 5.399% 5/15/45	808	867
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (f)	602	642
Class A3, 5.336% 5/15/47	529	551
Series 2007-CB19 Class A4, 5.7461% 2/12/49 (f)	17,057	17,889
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (f)	3,560	3,723
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-LDP10 Class A1, 5.122% 1/15/49	$ 42	$ 42
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,490	3,569
Series 2004-LDP4 Class D, 5.1488% 10/15/42 (f)	1,141	528
Series 2005-CB13 Class E, 5.3519% 1/12/43 (b)(f)	642	59
Series 2006-CB17 Class A3, 5.45% 12/12/43	361	380
Series 2007-CB19:
Class B, 5.7461% 2/12/49 (f)	108	33
Class C, 5.7461% 2/12/49 (f)	283	88
Class D, 5.7461% 2/12/49 (f)	298	88
Series 2007-LDP10 Class ES, 5.541% 1/15/49 (b)(f)	656	46
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (b)	523	528
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.9499% 7/15/44 (f)	3,327	3,442
Series 1998-C1 Class D, 6.98% 2/18/30	473	476
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	225	229
Series 2001-C3 Class A1, 6.058% 6/15/20	6	6
Series 2006-C1 Class A2, 5.084% 2/15/31	552	557
Series 2006-C3 Class A1, 5.478% 3/15/32	28	28
Series 2006-C6:
Class A1, 5.23% 9/15/39	130	130
Class A2, 5.262% 9/15/39 (f)	2,213	2,270
Series 2006-C7:
Class A1, 5.279% 11/15/38	725	738
Class A2, 5.3% 11/15/38	1,395	1,439
Class A3, 5.347% 11/15/38	945	1,002
Series 2007-C1:
Class A1, 5.391% 2/15/40 (f)	85	86
Class A3, 5.398% 2/15/40	5,000	5,301
Class A4, 5.424% 2/15/40	1,163	1,221
Series 2007-C2 Class A3, 5.43% 2/15/40	611	629
Series 2000-C5 Class E, 7.29% 12/15/32	89	89
Series 2001-C3 Class B, 6.512% 6/15/36	2,451	2,534
Series 2001-C7 Class D, 6.514% 11/15/33	1,395	1,409
Series 2004-C4 Class A2, 4.567% 6/15/29 (f)	82	83
Series 2007-C1:
Class C, 5.533% 2/15/40 (f)	2,790	618
Class D, 5.563% 2/15/40 (f)	507	90
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2007-C1:
Class E, 5.582% 2/15/40 (f)	$ 254	$ 39
Series 2007-C6 Class A4, 5.858% 7/15/40 (f)	1,584	1,634
Series 2007-C7 Class A3, 5.866% 9/15/45	4,146	4,344
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (b)	363	370
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5059% 9/15/21 (b)(f)	406	311
Class E, 0.5659% 9/15/21 (b)(f)	1,465	1,111
Merrill Lynch Mortgage Trust:
sequential payer Series 2007-C1 Class A1, 4.533% 6/12/50	168	170
Series 2005-CKI1 Class A3, 5.2324% 11/12/37 (f)	2,082	2,152
Series 2005-LC1 Class F, 5.3777% 1/12/44 (b)(f)	1,103	409
Series 2006-C1 Class A2, 5.6099% 5/12/39 (f)	1,788	1,886
Series 2007-C1 Class A4, 5.826% 6/12/50 (f)	4,800	5,146
Series 2008-C1 Class A4, 5.69% 2/12/51	2,707	2,870
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4625% 12/12/49 (f)	591	574
sequential payer:
Series 2006-1 CLass A3, 5.4664% 2/12/39 (f)	1,349	1,417
Series 2006-4:
Class A2, 5.112% 12/12/49 (f)	995	1,023
Class ASB, 5.133% 12/12/49 (f)	1,090	1,169
Series 2007-5:
Class A1, 4.275% 8/12/48	32	32
Class A3, 5.364% 8/12/48	495	507
Class A4, 5.378% 8/12/48	51	50
Class B, 5.479% 2/12/17	3,804	670
Series 2007-6:
Class A1, 5.175% 3/12/51	67	68
Class A4, 5.485% 3/12/51 (f)	2,000	1,993
Series 2007-7 Class A4, 5.7485% 6/12/50 (f)	4,438	4,461
Series 2007-8 Class A1, 4.622% 8/12/49	151	154
Series 2007-6 Class B, 5.635% 3/12/51 (f)	1,268	379
Series 2007-7 Class B, 5.75% 6/12/50	110	18
Series 2007-8 Class A3, 5.9564% 8/12/49 (f)	1,094	1,176
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class F, 0.592% 7/15/19 (b)(f)	$ 1,221	$ 1,111
Class G, 0.632% 7/15/19 (b)(f)	694	500
Series 2007-XLFA:
Class C, 0.432% 10/15/20 (b)(f)	728	309
Class MHRO, 0.962% 10/15/20 (b)(f)	174	35
Class MJPM, 1.272% 10/15/20 (b)(f)	51	38
Class MSTR, 0.972% 10/15/20 (b)(f)	95	19
Class NHRO, 1.162% 10/15/20 (b)(f)	267	37
Class NSTR, 1.122% 10/15/20 (b)(f)	87	12
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,883	1,951
Series 2006-HQ10 Class A1, 5.131% 11/12/41	198	200
Series 2006-T23 Class A1, 5.682% 8/12/41	371	377
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	138	140
Class A31, 5.439% 2/12/44 (f)	642	676
Series 2007-IQ13:
Class A1, 5.05% 3/15/44	144	147
Class A4, 5.364% 3/15/44	5,000	5,125
Series 2007-IQ14 Class A1, 5.38% 4/15/49	350	359
Series 2007-T25 Class A2, 5.507% 11/12/49	2,691	2,938
Series 2006-HQ8 Class A3, 5.4379% 3/12/44 (f)	1,967	2,017
Series 2006-HQ9 Class B, 5.832% 7/12/44 (f)	1,882	1,393
Series 2006-IQ11:
Class A3, 5.7325% 10/15/42 (f)	2,104	2,245
Class A4, 5.7685% 10/15/42 (f)	380	423
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,268	317
Series 2006-T23 Class A3, 5.8072% 8/12/41 (f)	647	697
Series 2007-HQ11 Class B, 5.538% 2/20/44 (f)	2,299	828
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (f)	1,902	1,931
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	13	13
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	387	387
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	142	148
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (b)	1,078	1,099
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A Class E, 0.5519% 9/15/21 (b)(f)	$ 252	$ 150
Series 2007-WHL8:
Class AP1, 0.9759% 6/15/20 (b)(f)	17	10
Class AP2, 1.0759% 6/15/20 (b)(f)	30	15
Class F, 0.7559% 6/15/20 (b)(f)	583	146
Class LXR1, 0.9759% 6/15/20 (b)(f)	156	94
Class LXR2, 1.0759% 6/15/20 (b)(f)	398	199
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	74	74
Series 2003-C7 Class A1, 4.241% 10/15/35 (b)	1,961	1,977
Series 2003-C8 Class A3, 4.445% 11/15/35	5,522	5,648
Series 2006-C24 Class A2, 5.506% 3/15/45	736	743
Series 2006-C27 Class A2, 5.624% 7/15/45	1,133	1,161
Series 2006-C29 Class A3, 5.313% 11/15/48	3,368	3,586
Series 2007-C30:
Class A1, 5.031% 12/15/43	87	88
Class A3, 5.246% 12/15/43	1,089	1,099
Class A4, 5.305% 12/15/43	373	372
Class A5, 5.342% 12/15/43	1,357	1,322
Series 2007-C31:
Class A1, 5.14% 4/15/47	63	64
Class A4, 5.509% 4/15/47	7,866	7,781
Series 2007-C32:
Class A2, 5.735% 6/15/49 (f)	9,622	10,012
Class A3, 5.74% 6/15/49 (f)	7,152	7,124
Series 2003-C6 Class G, 5.125% 8/15/35 (b)(f)	602	568
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (b)(f)	975	907
Class 180B, 5.3979% 10/15/41 (b)(f)	444	400
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	1,037
Series 2005-C22:
Class B, 5.3598% 12/15/44 (f)	2,812	1,932
Class F, 5.3598% 12/15/44 (b)(f)	2,115	845
Series 2006-C23 Class A5, 5.416% 1/15/45 (f)	7,395	8,039
Series 2006-C25 Class AM, 5.7384% 5/15/43 (f)	664	616
Series 2006-C29 Class E, 5.516% 11/15/48 (f)	1,268	393
Series 2007-C30 Class C, 5.483% 12/15/43 (f)	3,804	632
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31 Class C, 5.6935% 4/15/47 (f)	$ 348	$ 74
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.902% 2/15/51 (f)	839	850
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $316,520)		401,079
Municipal Securities - 0.3%

California Gen. Oblig.:
5.25% 4/1/14	5,000	5,304
7.55% 4/1/39	15,000	17,039
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15	7,460	7,609
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	1,085
TOTAL MUNICIPAL SECURITIES (Cost $28,954)		31,037
Foreign Government and Government Agency Obligations - 1.1%

Brazilian Federative Republic:
4.875% 1/22/21	4,045	4,338
5.625% 1/7/41	13,000	14,040
Canadian Government 2.375% 9/10/14	3,000	3,142
Chilean Republic 7.125% 1/11/12	3,016	3,246
Italian Republic:
2.125% 10/5/12	2,000	2,018
3.125% 1/26/15	16,000	16,390
Ontario Province:
1.875% 11/19/12	2,000	2,046
4% 10/7/19	15,000	16,318
4.1% 6/16/14	15,000	16,502
Quebec Province 3.5% 7/29/20	20,000	20,722
United Mexican States:
5.125% 1/15/20	15,000	16,275
6.05% 1/11/40	6,000	6,825
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $113,618)		121,862
Supranational Obligations - 1.3%
	Principal Amount (000s)	Value (000s)
African Development Bank:
1.75% 10/1/12	$ 1,000	$ 1,022
euro 3% 5/27/14	5,000	5,328
Asian Development Bank 2.75% 5/21/14	30,000	31,699
Corporacion Andina de Fomento:
5.2% 5/21/13	240	258
6.875% 3/15/12	390	419
8.125% 6/4/19	2,000	2,540
European Bank for Reconstruction and Development 1.25% 6/10/11	1,500	1,510
European Investment Bank:
1.75% 9/14/12	4,000	4,089
2.875% 1/15/15	5,000	5,295
3.125% 6/4/14	72,000	76,859
Inter-American Development Bank:
euro 1.75% 10/22/12	5,000	5,108
3.875% 9/17/19	5,000	5,552
International Bank for Reconstruction & Development 1.75% 7/15/13	4,000	4,110
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $134,669)		143,789
Certificates of Deposit - 3.5%

Credit Agricole CIB yankee 0.6% 11/1/10	100,000	100,052
Intesa Sanpaolo SpA New York Branch yankee 0.61% 10/19/10	100,000	100,041
Natexis Banques Populaires New York Branch yankee 0.6% 10/21/10	100,000	100,042
UniCredito Italiano SpA New York Branch yankee 0.75% 10/19/10	100,000	100,061
TOTAL CERTIFICATES OF DEPOSIT (Cost $400,000)		400,196
Preferred Securities - 0.0%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (f)	$ 1,042	$ 871
MUFG Capital Finance 1 Ltd. 6.346% (f)	1,725	1,731
TOTAL PREFERRED SECURITIES (Cost $1,548)		2,602
Cash Equivalents - 7.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.25%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) # (Cost $851,960)	$ 851,966	851,960
TOTAL INVESTMENT PORTFOLIO - 109.8% (Cost $11,851,378)		12,575,425
NET OTHER ASSETS (LIABILITIES) - (9.8)%		(1,123,593)
NET ASSETS - 100%		$ 11,451,832
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $46,360,000 or 0.4% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $170,938,000 or 1.5% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$851,960,000 due 9/01/10 at 0.25%
Banc of America Securities LLC	$ 66,329
Bank of America NA	99,560
Barclays Capital, Inc.	199,119
Goldman, Sachs & Co.	33,187
Merrill Lynch Government Securities, Inc.	59,736
Mizuho Securities USA, Inc.	265,491
Morgan Stanley & Co., Inc.	128,538
$ 851,960
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,007,658	$ -	$ 2,007,658	$ -
U.S. Government and Government Agency Obligations	4,671,989	-	4,671,989	-
U.S. Government Agency - Mortgage Securities	3,884,357	-	3,884,357	-
Asset-Backed Securities	46,774	-	45,628	1,146
Collateralized Mortgage Obligations	12,122	-	12,122	-
Commercial Mortgage Securities	401,079	-	389,663	11,416
Municipal Securities	31,037	-	31,037	-
Foreign Government and Government Agency Obligations	121,862	-	121,862	-
Supranational Obligations	143,789	-	143,789	-
Certificates of Deposit	400,196	-	400,196	-
Preferred Securities	2,602	-	2,602	-
Cash Equivalents	851,960	-	851,960	-
Total Investments in Securities:	$ 12,575,425	$ -	$ 12,562,863	$ 12,562
Other Financial Instruments:
Forward Commitments	$ (145)	$ -	$ (145)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 9,597
Total Realized Gain (Loss)	816
Total Unrealized Gain (Loss)	2,339
Cost of Purchases	-
Proceeds of Sales	(2,133)
Amortization/Accretion	535
Transfers in to Level 3	7,561
Transfers out of Level 3	(6,153)
Ending Balance	$ 12,562
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 2,428

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $851,960) - See accompanying schedule: Unaffiliated issuers (cost $11,851,378)		$ 12,575,425
Commitment to sell securities on a delayed delivery basis	$ (106,323)
Receivable for securities sold on a delayed delivery basis	106,178	(145)
Receivable for investments sold, regular delivery		102,989
Receivable for fund shares sold		34,643
Interest receivable		70,182
Receivable from investment adviser for expense reductions		236
Other receivables		33
Total assets		12,783,363

Liabilities
Payable to custodian bank	$ 7
Payable for investments purchased Regular delivery	358,815
Delayed delivery	946,503
Payable for fund shares redeemed	22,324
Distributions payable	599
Accrued management fee	2,054
Other affiliated payables	1,196
Other payables and accrued expenses	33
Total liabilities		1,331,531

Net Assets		$ 11,451,832
Net Assets consist of:
Paid in capital		$ 10,779,310
Undistributed net investment income		5,805
Accumulated undistributed net realized gain (loss) on investments		(57,185)
Net unrealized appreciation (depreciation) on investments		723,902
Net Assets		$ 11,451,832

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2010

U.S. Bond Index: Net Asset Value, offering price and redemption price per share ($11,354,798 ÷ 973,263 shares)	$ 11.67

Class F: Net Asset Value, offering price and redemption price per share ($97,034 ÷ 8,318 shares)	$ 11.67

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2010

Investment Income
Dividends		$ 174
Interest		386,695
Total income		386,869

Expenses
Management fee	$ 23,361
Transfer agent fees	14,319
Independent trustees' compensation	37
Miscellaneous	42
Total expenses before reductions	37,759
Expense reductions	(3,723)	34,036
Net investment income		352,833
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		152,062
Change in net unrealized appreciation (depreciation) on: Investment securities	416,182
Delayed delivery commitments	854
Total change in net unrealized appreciation (depreciation)		417,036
Net gain (loss)		569,098
Net increase (decrease) in net assets resulting from operations		$ 921,931

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 352,833	$ 387,142
Net realized gain (loss)	152,062	(180,518)
Change in net unrealized appreciation (depreciation)	417,036	462,972
Net increase (decrease) in net assets resulting from operations	921,931	669,596
Distributions to shareholders from net investment income	(346,700)	(389,496)
Share transactions - net increase (decrease)	595,550	1,046,924
Total increase (decrease) in net assets	1,170,781	1,327,024

Net Assets
Beginning of period	10,281,051	8,954,027
End of period (including undistributed net investment income of $5,805 and undistributed net investment income of $6,101, respectively)	$ 11,451,832	$ 10,281,051

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - U.S. Bond Index

Years ended August 31,	2010	2009	2008	2007	2006 I	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 10.73	$ 10.76	$ 10.82	$ 10.87	$ 11.08
Income from Investment Operations
Net investment income C	.373	.445	.503	.537	.266	.473
Net realized and unrealized gain (loss)	.613	.325	(.012)	(.078)	(.067)	(.183)
Total from investment operations	.986	.770	.491	.459	.199	.290
Distributions from net investment income	(.366)	(.450)	(.521)	(.519)	(.249)	(.460)
Distributions from net realized gain	-	-	-	-	-	(.040)
Total distributions	(.366)	(.450)	(.521)	(.519)	(.249)	(.500)
Net asset value, end of period	$ 11.67	$ 11.05	$ 10.73	$ 10.76	$ 10.82	$ 10.87
Total Return B	9.10%	7.39%	4.61%	4.31%	1.89%	2.67%
Ratios to Average Net Assets D, F
Expenses before reductions	.36%	.45%	.48%	.49%	.50% A	.51%
Expenses net of fee waivers, if any	.32%	.32%	.32%	.32%	.32% A	.32%
Expenses net of all reductions	.32%	.32%	.32%	.31%	.31% A	.31%
Net investment income	3.32%	4.16%	4.64%	4.96%	4.94% A	4.31%
Supplemental Data
Net assets, end of period (in millions)	$ 11,355	$ 10,281	$ 8,954	$ 7,687	$ 6,129	$ 5,784
Portfolio turnover rate E	165%	231% H	151%	174% H	82% A	108%

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the period ended February 28.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

I For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Year ended August 31,	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.12
Income from Investment Operations
Net investment income D	.359
Net realized and unrealized gain (loss)	.542
Total from investment operations	.901
Distributions from net investment income	(.351)
Net asset value, end of period	$ 11.67
Total Return B, C	8.26%
Ratios to Average Net Assets F
Expenses before reductions	.22% A
Expenses net of fee waivers, if any	.22% A
Expenses net of all reductions	.22% A
Net investment income	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 97
Portfolio turnover rate	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 24, 2009 (commencement of sale of shares) to August 31, 2010.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity U.S. Bond Index Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

In May 2009, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class F shares and the existing class was designated U.S. Bond Index on September 24, 2009. The Fund offers U.S. Bond Index and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligations and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 734,725
Gross unrealized depreciation	(4,115)
Net unrealized appreciation (depreciation)	$ 730,610

Tax Cost	$ 11,844,815

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$ 54,883
Net unrealized appreciation (depreciation)	$ 732,592

The tax character of distributions paid was as follows:

	August 31, 2010	August 31, 2009
Ordinary Income	$ 346,700	$ 389,496

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $554,497 and $509,525, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .22% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each class, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
U.S. Bond Index	$ 14,319.14

Annual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $42 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $153.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
U.S. Bond Index	.32%	$ 3,722

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2010 A	2009
From net investment income
U.S. Bond Index	$ 345,387	$ 389,496
Class F	1,313	-
Total	$ 346,700	$ 389,496

A Distributions for Class F are for the period September 24, 2009 (commencement of sale of shares) to August 31, 2010.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2010 A	2009	2010 A	2009
U.S. Bond Index
Shares sold	374,729	426,403	$ 4,216,268	$ 4,571,198
Reinvestment of distributions	29,929	35,527	337,209	380,390
Shares redeemed	(361,514)	(366,037)	(4,051,189)	(3,904,664)
Net increase (decrease)	43,144	95,893	$ 502,288	$ 1,046,924
Class F
Shares sold	9,818	-	$ 110,320	$ -
Reinvestment of distributions	115	-	1,313	-
Shares redeemed	(1,615)	-	(18,371)	-
Net increase (decrease)	8,318	-	$ 93,262	$ -

A Share transactions for Class F are for the period September 24, 2009 (commencement of sale of shares) to August 31, 2010.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity U.S. Bond Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity U.S. Bond Index Fund (a fund of Fidelity Fixed-Income Trust) at August 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity U.S. Bond Index Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 19, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003- 2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004- 2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009- present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009- present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008- present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006- 2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity U.S. Bond Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class F	10/18/10	10/15/10	$0.058

A total of 20.83% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $210,840,612 of distributions paid during the period January 1, 2010 to August 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2010 $54,883,077, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

UBI-F-ANN-1010
1.899038.100

Item 2. Code of Ethics

As of the end of the period, August 31, 2010, Fidelity Fixed-Income Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Corporate Bond Fund, Fidelity Investment Grade Bond Fund, Fidelity Series Investment Grade Bond Fund, Fidelity Short-Term Bond Fund and Fidelity U.S. Bond Index Fund (the "Funds"):

Services Billed by PwC

August 31, 2010 FeesA,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond Fund	$50,000	$-	$3,200	$500
Fidelity Investment Grade Bond Fund	$113,000	$-	$4,300	$4,600
Fidelity Series Investment Grade Bond Fund	$106,000	$-	$4,300	$8,100
Fidelity Short-Term Bond Fund	$121,000	$-	$4,300	$4,800
Fidelity U.S. Bond Index Fund	$98,000	$-	$4,300	$6,400

August 31, 2009 FeesA,B,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond Fund	$-	$-	$-	$-
Fidelity Investment Grade Bond Fund	$112,000	$-	$5,400	$7,700
Fidelity Series Investment Grade Bond Fund	$68,000	$-	$4,300	$4,200
Fidelity Short-Term Bond Fund	$114,000	$-	$5,400	$6,000
Fidelity U.S. Bond Index Fund	$89,000	$-	$4,400	$8,600

A Amounts may reflect rounding.

B Fidelity Series Investment Grade Bond Fund commenced operations on October 8, 2008.

C Fidelity Corporate Bond Fund commenced operations on May 4, 2010.

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Intermediate Bond Fund (the "Fund"):

Services Billed by Deloitte Entities

August 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Intermediate Bond Fund	$166,000	$-	$5,600	$-

August 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Intermediate Bond Fund	$137,000	$-	$5,600	$-

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2010A	August 31, 2009A
Audit-Related Fees	$2,130,000	$3,015,000
Tax Fees	$-	$2,000
All Other Fees	$510,000	$-

A Amounts may reflect rounding.

Services Billed by Deloitte Entities

	August 31, 2010A	August 31, 2009A
Audit-Related Fees	$720,000	$815,000
Tax Fees	$-	$2,000
All Other Fees	$450,000	$405,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2010 A	August 31, 2009 A
PwC	$5,180,000	$3,920,000
Deloitte Entities	$1,210,000	$1,340,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 28, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 28, 2010